File No. 033-31375

As filed with the Securities and Exchange Commission on April 20, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.        ☐

Post-Effective Amendment No. 40 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 42

(Check appropriate box or boxes)

AUL AMERICAN UNIT TRUST

(Exact Name of Registrant as Specified in Charter)

One American Square, Indianapolis, Indiana	46282
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (317) 285-1877

Richard M. Ellery

Associate General Counsel

American United Life Insurance Company

One American Square

Indianapolis, Indiana 46282

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

☐  immediately upon filing pursuant to paragraph (b) of Rule 485

☒  On May 1, 2012 pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on (date) pursuant to paragraph (a)(1) of Rule 485

☐  this post-effective amendment designates a new effective date for a previously filed amendment

Explanatory Note

This Post-Effective Amendment No. 40 includes the Statement of Additional Information for AUL American Unit Trust along with Part C and Signature pages. The sole purpose of this Post-Effective Amendment is to include the Statement of Additional Information in the Registration Statement due to file size limitations on the Security and Exchange Commission’s EDGAR filing system.

CROSS REFERENCE SHEET

Pursuant to Rule 495

Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information) of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

	Item of Form N-4	Prospectus Caption
1.	Cover Page	Cover Page
2.	Definitions	Definitions
3.	Synopsis	Summary; Expense Table; Example
4.	Condensed Financial Information	Condensed Financial Information
5.	General Description	Information About AUL, The Variable Account, and the Funds; Voting of Shares of the Funds
6.	Deductions and Expenses	Charges and Deductions
7.	General Description of Variable Annuity Contracts	The Contracts; Contributions and Contract Values During the Accumulation Period; Cash Withdrawals and the Death Benefit; Summary
8.	Annuity Period	Annuity Period
9.	Death Benefit	Cash Withdrawals and The Death Benefit
10.	Purchase and Policy Values	Contributions and Contract Values During the Accumulation Period
11.	Redemptions	Cash Withdrawals and The Death Benefit
12.	Taxes	Federal Tax Matters
13.	Legal Proceedings	Other Information
14.	Table of Contents for the Statement of Additional Information	Statement of Additional Information

PART B - STATEMENT OF ADDITIONAL INFORMATION

	Statement of Additional Item of Form N-4	Statement of Additional Information Caption
15.	Cover Page	Cover Page
16.	Table of Contents	Table of Contents
17.	General Information and History	General Information and History
18.	Services	Custody of Assets; Independent Auditors
19.	Purchase of Securities Being Offered	Distribution of Contracts; Charges and Deductions (Prospectus)
20.	Underwriters	Distribution of Contracts
21.	Calculation of Performance Data	Performance Information
22.	Annuity Payments	Annuity Period(Prospectus)
23.	Financial Statements	Financial Statements

PART C - OTHER INFORMATION

	Information Item of Form N-4	Part C Caption
24.	Financial Statements and Exhibits	Financial Statements and Exhibits (Statement of Additional Information)
25.	Directors and Officers of the Depositor	Directors and Officers of AUL
26.	Persons Controlled By or Under Common Control with Depositor or Registrant	Persons Controlled By or Under Common Control with Depositor or Registrant
27.	Number of Policyowners	Number of Contractholders
28.	Indemnification	Indemnification
29.	Principal Underwriters	Principal Underwriters
30.	Location of Accounts and Records	Location of Accounts and Records
31.	Management Services	Management Services
32.	Undertakings	Undertakings
33.	Signatures	Signatures

STATEMENT OF ADDITIONAL INFORMATION

AUL AMERICAN UNIT TRUST

ONEAMERICA® FUNDS, INC.

Products and financial services provided by:

American United Life Insurance Company® (AUL)

a ONEAMERICA® company

P.O. Box 6148, Indianapolis, Indiana 46206-6148

Telephone: (800) 249-6269

May1, 2011

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2012

AUL American Unit Trust

Group Variable Annuity Contracts

Offered By

American United Life Insurance Company(R)

One American Square

Indianapolis, Indiana 46282

(800) 249-6269

Annuity Service Office Mail Address:

P.O. Box 6148, Indianapolis, Indiana 46206-6148

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Unit Trust, dated May 1, 2012.

A Prospectus is available without charge by calling or writing to American United Life Insurance Company(R) at the telephone number or address shown above or by mailing the Business Reply Mail card included in this Statement of Additional Information.

2

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority, (“FINRA.”)

OneAmerica Securities, Inc. serves as the principal underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of Funds offered hereunder.

LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) Programs

Contributions to a 403(b) Program are excludable from a Participant’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant’s salary reduction contributions to a 403(b) Program to $117,000 for 2012. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least fifteen (15) years of service for a “qualified organization” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $20,000 for all years.

3

Section 415(c) also provides an overall limit on the amount of Employer and Participant’s salary reduction contributions to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $50,000, or (b) 100 percent of the Participant’s annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another eligible retirement program. A Participant who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another eligible retirement program or an IRA within sixty (60) days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or the Participant’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 and 408A Programs

Contributions to the individual retirement annuity of a Participant under a 408 or 408A Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on contributions to individual retirement annuities under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions to an individual retirement annuity are limited to the lesser of $5,000 per year or the Participant’s annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by $1,000. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $5,000 limit. The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 25 percent of the Participant’s compensation, or (b) $50,000. Salary reduction contributions, if any, are subject to additional annual limits.

457 Programs

Deferrals by a Participant to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $17,000, or (b) 100 percent of the Participant’s

4

includable compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The Section 457 (b) limit is increased during the last three (3) years ending before the Participant reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $50,000, or (b) 100 percent of a Participant’s annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

The annual maximum contribution to a Health Savings Account (“HSA”) for 2012 is $3,100 for an individual and $6,250 for a family. All contributions to an HSA, regardless of source, count toward the annual maximum. These limits may be increased by certain catch-up contributions for HSA plan participants who are age 55 and over.

There are no IRS-imposed maximum contribution limits on Health Reimbursement Arrangements (“HRA”) or GASB 45 Other Post-Employment Benefit “OPEB” plan contributions. However, each employer’s plan will most likely set a limit. Contributions made by an employer to the employee’s account are not considered income.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2011 and 2010 and the related consolidated statements of operations, changes in shareholder’s equity and comprehensive income and statements of cash flows for the years then ended December 31, 2011, December 31, 2010 and December 31, 2009, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2011 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

Financials of the Registrant

The financial statements of the AUL American Unit Trust as of December 31, 2011 are included in this Statement of Additional Information.

5

March 30, 2012

A Message From

The Chairman, President and Chief Executive Officer of American United Life Insurance Company®

To Participants in AUL American Unit Trust

It would be an understatement to characterize 2011 as challenging. One only has to look at the magnitude of events that occurred last year on a global basis which had a profound effect on investor mentality and performance. As we started the year, strategists were generally optimistic regarding potential investment returns as a result of the improved economic environment and strong corporate profitability.

But we were quickly inundated by a series of negative events. Uprisings in the Middle East and Northern Africa caused a surge in oil prices which basically acted as a tax on corporations and consumers. In March, Japan was hit by a devastating earthquake that triggered a 30-foot tsunami, which ultimately raised the fear of a nuclear disaster and caused disruptions to the global supply chain. And by midsummer, fear of a double-dip recession in the U.S. began to emerge.

During the third quarter, anxiety surrounding the European debt crisis took center stage as Greece teetered on the brink of default and the contagion began spreading to other core Eurozone countries. Despite repeated summit meetings, investors remained frustrated with the perceived lack of conviction among European political leaders and their inability to craft a viable plan to deal with fiscal and economic policies.

There was also a growing lack of confidence in our own fiscal policymakers as we witnessed a threatened government shutdown in April over spending cuts, a near-default during the summer as Congress wrangled over raising our national debt ceiling, the inability of Congress’ “Super Committee” to agree upon deficit reduction measures, and the year-end dilemma over extending payroll tax cuts and unemployment benefits. This ongoing acrimony led to the first-ever downgrade of the U.S. credit rating by Standard & Poor’s to AA+ from AAA.

Based on the events described, it is not surprising that investment volatility remained elevated during 2011. Despite enduring disheartening swings throughout the year, the S&P 500 ended the year essentially flat on a price basis and advanced only 2.1 percent on a total return basis (including dividends.) Yet despite these lackluster results, this meager return was still attractive relative to most global equity benchmarks.

We experienced interesting dynamics in the fixed income market as well. Despite the unprecedented downgrade of our U.S. credit rating and the mounting European debt crisis, investors tended to adopt a “risk-off” mentality and sought the perceived safety of Treasury securities. As a result, the yield on the 10-year Treasury fell to 1.9% as of December 2011 and provided some of the best returns in global government bond markets. This desire for a safe haven also allowed Treasuries to outperform our domestic credit markets of similar maturities.

As we begin 2012, we find ourselves facing numerous economic headwinds. Unemployment has declined but remains at elevated levels. The possibility of tax increases and cuts in federal discretionary spending is looming on the horizon. The housing market remains extremely weak as households continue to shift from homeownership to rentals. And a slowdown in economic growth in Europe and various emerging markets could dampen our export activity. As a result, we are expecting the U.S. economic recovery to continue into 2012, albeit at a moderate pace.

Based on this continued slow economic environment and comments from the Federal Reserve, there is also a strong possibility that interest rates could remain at historically low levels through 2012. As for investment markets, increased volatility should continue into the New Year with investment performance for various asset classes being extremely dependent on the final outcome in Europe.

As always, we will continue to focus on the vision, values and goals that represent the very core of our company and our investment philosophy. Thank you for your continued confidence and investment.

Report of Independent Registered Public Accounting Firm

To the Contract Owners of

AUL American Unit Trust

and the Board of Directors of

American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Unit Trust (the “Trust”) at December 31, 2011, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the underlying mutual fund companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 19, 2012

AUL American Unit Trust

Alger Balanced Portfolio - I-2 Class - 015544208

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,565,967	$1,607,035	138,574
Receivables: investments sold	—
Payables: investments purchased	(81)
Net assets	$1,565,886

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,565,886	1,520,882	$1.03
Band 100	—	—	1.05
Band 75	—	—	1.07
Band 50	—	—	1.10
Band 25	—	—	1.12
Band 0	—	—	1.19
Total	$1,565,886	1,520,882

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$47,119
Mortality & expense charges	(20,824)
Net investment income (loss)	26,295

Gain (loss) on investments:
Net realized gain (loss)	(70,198)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	32,160
Net gain (loss)	(38,038)

Increase (decrease) in net assets from operations	$(11,743)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$26,295	$22,491
Net realized gain (loss)	(70,198)	(79,248)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	32,160	204,363

Increase (decrease) in net assets from operations	(11,743)	147,606

Contract owner transactions:
Proceeds from units sold	166,566	287,485
Cost of units redeemed	(346,603)	(307,458)
Account charges	(1,085)	(1,028)
Increase (decrease)	(181,122)	(21,001)
Net increase (decrease)	(192,865)	126,605
Net assets, beginning	1,758,751	1,632,146
Net assets, ending	$1,565,886	$1,758,751

Units sold	327,421	304,223
Units redeemed	(494,040)	(323,126)
Net increase (decrease)	(166,619)	(18,903)
Units outstanding, beginning	1,687,501	1,706,404
Units outstanding, ending	1,520,882	1,687,501

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$9,174,261
Cost of units redeemed/account charges	(8,463,249)
Net investment income (loss)	179,970
Net realized gain (loss)	213,167
Realized gain distributions	502,805
Net change in unrealized appreciation (depreciation)	(41,068)
$1,565,886

* Date of Fund Inception into Variable Account: 5/1/2000

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	1,521	$1,566	1.25%	-1.2%
12/31/2010	1.04	1,688	1,759	1.25%	9.0%
12/31/2009	0.96	1,706	1,632	1.25%	27.6%
12/31/2008	0.75	1,654	1,239	1.25%	-32.6%
12/31/2007	1.11	1,799	2,000	1.25%	11.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	1.00%	-1.0%
12/31/2010	1.06	0	0	1.00%	9.2%
12/31/2009	0.97	0	0	1.00%	28.0%
12/31/2008	0.76	0	0	1.00%	-32.4%
12/31/2007	1.12	0	0	1.00%	11.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.75%	-0.7%
12/31/2010	1.08	0	0	0.75%	9.5%
12/31/2009	0.99	0	0	0.75%	28.3%
12/31/2008	0.77	0	0	0.75%	-32.3%
12/31/2007	1.14	0	0	0.75%	11.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.50%	-0.5%
12/31/2010	1.10	0	0	0.50%	9.8%
12/31/2009	1.00	0	0	0.50%	28.6%
12/31/2008	0.78	0	0	0.50%	-32.1%
12/31/2007	1.15	0	0	0.50%	11.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	0.25%	-0.2%
12/31/2010	1.12	0	0	0.25%	10.1%
12/31/2009	1.02	0	0	0.25%	28.9%
12/31/2008	0.79	0	0	0.25%	-31.9%
12/31/2007	1.16	0	0	0.25%	11.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.00%	0.0%
12/31/2010	1.19	0	0	0.00%	10.3%
12/31/2009	1.08	0	0	0.00%	29.2%
12/31/2008	0.84	0	0	0.00%	-31.8%
12/31/2007	1.23	0	0	0.00%	12.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.8%
2010	2.6%
2009	3.0%
2008	2.6%
2007	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Alger Capital Appreciation - I-2 Class - 015544703

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$11,879,133	$9,460,018	231,659
Receivables: investments sold	155,578
Payables: investments purchased	—
Net assets	$12,034,711

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$12,034,711	15,260,179	$0.79
Band 100	—	—	0.81
Band 75	—	—	0.82
Band 50	—	—	0.84
Band 25	—	—	0.86
Band 0	—	—	0.91
Total	$12,034,711	15,260,179

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$12,042
Mortality & expense charges	(141,169)
Net investment income (loss)	(129,127)

Gain (loss) on investments:
Net realized gain (loss)	202,663
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(242,374)
Net gain (loss)	(39,711)

Increase (decrease) in net assets from operations	$(168,838)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(129,127)	$(77,963)
Net realized gain (loss)	202,663	225,149
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(242,374)	1,058,186

Increase (decrease) in net assets from operations	(168,838)	1,205,372

Contract owner transactions:
Proceeds from units sold	2,810,274	3,169,490
Cost of units redeemed	(1,570,098)	(1,592,902)
Account charges	(2,012)	(1,030)
Increase (decrease)	1,238,164	1,575,558
Net increase (decrease)	1,069,326	2,780,930
Net assets, beginning	10,965,385	8,184,455
Net assets, ending	$12,034,711	$10,965,385

Units sold	3,525,187	4,463,713
Units redeemed	(1,955,448)	(2,280,302)
Net increase (decrease)	1,569,739	2,183,411
Units outstanding, beginning	13,690,440	11,507,029
Units outstanding, ending	15,260,179	13,690,440

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$17,470,745
Cost of units redeemed/account charges	(8,687,625)
Net investment income (loss)	(511,943)
Net realized gain (loss)	1,338,872
Realized gain distributions	5,547
Net change in unrealized appreciation (depreciation)	2,419,115
$12,034,711

* Date of Fund Inception into Variable Account: 5/1/2000

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	15,260	$12,035	1.25%	-1.5%
12/31/2010	0.80	13,690	10,965	1.25%	12.6%
12/31/2009	0.71	11,507	8,184	1.25%	49.2%
12/31/2008	0.48	6,910	3,293	1.25%	-45.8%
12/31/2007	0.88	7,111	6,256	1.25%	31.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	0	$0	1.00%	-1.3%
12/31/2010	0.82	0	0	1.00%	12.9%
12/31/2009	0.72	0	0	1.00%	49.6%
12/31/2008	0.48	0	0	1.00%	-45.7%
12/31/2007	0.89	0	0	1.00%	32.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	0.75%	-1.0%
12/31/2010	0.83	0	0	0.75%	13.2%
12/31/2009	0.73	0	0	0.75%	50.0%
12/31/2008	0.49	0	0	0.75%	-45.5%
12/31/2007	0.90	0	0	0.75%	33.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	0.50%	-0.8%
12/31/2010	0.85	0	0	0.50%	13.5%
12/31/2009	0.75	0	0	0.50%	50.3%
12/31/2008	0.50	0	0	0.50%	-45.4%
12/31/2007	0.91	0	0	0.50%	33.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	0	$0	0.25%	-0.6%
12/31/2010	0.86	0	0	0.25%	13.7%
12/31/2009	0.76	0	0	0.25%	50.7%
12/31/2008	0.50	0	0	0.25%	-45.3%
12/31/2007	0.92	0	0	0.25%	33.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	0	$0	0.00%	-0.3%
12/31/2010	0.92	0	0	0.00%	14.0%
12/31/2009	0.80	0	0	0.00%	51.1%
12/31/2008	0.53	0	0	0.00%	-45.1%
12/31/2007	0.97	0	0	0.00%	33.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.1%
2010	0.4%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Alger Capital Appreciation Institutional - I Class - 015570401

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$5,262,832	$5,213,345	267,836
Receivables: investments sold	21,582
Payables: investments purchased	—
Net assets	$5,284,414

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$5,284,414	4,325,307	$1.22
Band 100	—	—	1.24
Band 75	—	—	1.25
Band 50	—	—	1.27
Band 25	—	—	1.29
Band 0	—	—	1.30
Total	$5,284,414	4,325,307

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(52,706)
Net investment income (loss)	(52,706)

Gain (loss) on investments:
Net realized gain (loss)	112,216
Realized gain distributions	171,827
Net change in unrealized appreciation (depreciation)	(314,453)
Net gain (loss)	(30,410)

Increase (decrease) in net assets from operations	$(83,116)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(52,706)	$(20,891)
Net realized gain (loss)	112,216	52,924
Realized gain distributions	171,827	—
Net change in unrealized appreciation (depreciation)	(314,453)	229,522

Increase (decrease) in net assets from operations	(83,116)	261,555

Contract owner transactions:
Proceeds from units sold	2,071,942	2,553,028
Cost of units redeemed	(454,453)	(268,814)
Account charges	(317)	(181)
Increase (decrease)	1,617,172	2,284,033
Net increase (decrease)	1,534,056	2,545,588
Net assets, beginning	3,750,358	1,204,770
Net assets, ending	$5,284,414	$3,750,358

Units sold	1,692,933	2,162,114
Units redeemed	(367,953)	(241,959)
Net increase (decrease)	1,324,980	1,920,155
Units outstanding, beginning	3,000,327	1,080,172
Units outstanding, ending	4,325,307	3,000,327

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$5,865,106
Cost of units redeemed/account charges	(862,426)
Net investment income (loss)	(78,788)
Net realized gain (loss)	139,208
Realized gain distributions	171,827
Net change in unrealized appreciation (depreciation)	49,487
$5,284,414

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	4,325	$5,284	1.25%	-2.3%
12/31/2010	1.25	3,000	3,750	1.25%	12.1%
12/31/2009	1.12	1,080	1,205	1.25%	47.3%
12/31/2008	0.76	329	249	1.25%	-44.6%
12/31/2007	1.37	111	152	1.25%	30.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.24	0	$0	1.00%	-2.0%
12/31/2010	1.26	0	0	1.00%	12.4%
12/31/2009	1.12	0	0	1.00%	47.6%
12/31/2008	0.76	0	0	1.00%	-44.5%
12/31/2007	1.37	0	0	1.00%	30.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	0	$0	0.75%	-1.8%
12/31/2010	1.28	0	0	0.75%	12.6%
12/31/2009	1.13	0	0	0.75%	48.0%
12/31/2008	0.77	0	0	0.75%	-44.3%
12/31/2007	1.37	0	0	0.75%	31.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	0.50%	-1.5%
12/31/2010	1.29	0	0	0.50%	12.9%
12/31/2009	1.14	0	0	0.50%	48.4%
12/31/2008	0.77	0	0	0.50%	-44.2%
12/31/2007	1.38	0	0	0.50%	31.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	0.25%	-1.3%
12/31/2010	1.30	0	0	0.25%	13.2%
12/31/2009	1.15	0	0	0.25%	48.7%
12/31/2008	0.77	0	0	0.25%	-44.0%
12/31/2007	1.38	0	0	0.25%	31.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	0	$0	0.00%	-1.0%
12/31/2010	1.32	0	0	0.00%	13.5%
12/31/2009	1.16	0	0	0.00%	49.1%
12/31/2008	0.78	0	0	0.00%	-43.9%
12/31/2007	1.39	0	0	0.00%	32.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.3%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Alger Capital Appreciation Institutional - R Class - 015570872

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,789,472	$3,807,009	200,868
Receivables: investments sold	—
Payables: investments purchased	(1,099)
Net assets	$3,788,373

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,654,003	2,230,755	$1.19
Band 100	—	—	1.21
Band 75	—	—	1.22
Band 50	701,105	566,804	1.24
Band 25	—	—	1.25
Band 0	433,265	341,307	1.27
Total	$3,788,373	3,138,866

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(30,077)
Net investment income (loss)	(30,077)

Gain (loss) on investments:
Net realized gain (loss)	171,178
Realized gain distributions	145,542
Net change in unrealized appreciation (depreciation)	(391,436)
Net gain (loss)	(74,716)

Increase (decrease) in net assets from operations	$(104,793)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(30,077)	$(17,801)
Net realized gain (loss)	171,178	5,605
Realized gain distributions	145,542	—
Net change in unrealized appreciation (depreciation)	(391,436)	216,563

Increase (decrease) in net assets from operations	(104,793)	204,367

Contract owner transactions:
Proceeds from units sold	2,674,931	1,192,608
Cost of units redeemed	(774,100)	(265,983)
Account charges	(1,606)	(453)
Increase (decrease)	1,899,225	926,172
Net increase (decrease)	1,794,432	1,130,539
Net assets, beginning	1,993,941	863,402
Net assets, ending	$3,788,373	$1,993,941

Units sold	2,270,262	1,101,364
Units redeemed	(756,856)	(262,949)
Net increase (decrease)	1,513,406	838,415
Units outstanding, beginning	1,625,460	787,045
Units outstanding, ending	3,138,866	1,625,460

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$4,782,283
Cost of units redeemed/account charges	(1,220,747)
Net investment income (loss)	(56,088)
Net realized gain (loss)	154,920
Realized gain distributions	145,542
Net change in unrealized appreciation (depreciation)	(17,537)
$3,788,373

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	2,231	$2,654	1.25%	-2.7%
12/31/2010	1.22	1,543	1,888	1.25%	11.5%
12/31/2009	1.10	787	863	1.25%	46.5%
12/31/2008	0.75	323	242	1.25%	-44.9%
12/31/2007	1.36	54	73	1.25%	29.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	1.00%	-2.5%
12/31/2010	1.24	0	0	1.00%	11.8%
12/31/2009	1.11	0	0	1.00%	46.8%
12/31/2008	0.75	0	0	1.00%	-44.7%
12/31/2007	1.36	0	0	1.00%	29.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	0	$0	0.75%	-2.3%
12/31/2010	1.25	0	0	0.75%	12.1%
12/31/2009	1.11	0	0	0.75%	47.2%
12/31/2008	0.76	0	0	0.75%	-44.6%
12/31/2007	1.37	0	0	0.75%	30.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.24	567	$701	0.50%	-2.0%
12/31/2010	1.26	0	0	0.50%	12.4%
12/31/2009	1.12	0	0	0.50%	47.6%
12/31/2008	0.76	0	0	0.50%	-44.5%
12/31/2007	1.37	0	0	0.50%	30.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	0	$0	0.25%	-1.8%
12/31/2010	1.28	0	0	0.25%	12.6%
12/31/2009	1.13	0	0	0.25%	47.9%
12/31/2008	0.77	0	0	0.25%	-44.3%
12/31/2007	1.37	0	0	0.25%	30.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	341	$433	0.00%	-1.5%
12/31/2010	1.29	82	106	0.00%	12.9%
12/31/2009	1.14	0	0	0.00%	48.3%
12/31/2008	0.77	0	0	0.00%	-44.2%
12/31/2007	1.38	0	0	0.00%	31.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Alger Large Cap Growth - I-2 Class - 015544505

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$38,761,909	$30,944,907	898,499
Receivables: investments sold	—
Payables: investments purchased	(18,620)
Net assets	$38,743,289

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$38,743,289	14,617,577	$2.65
Band 100	—	—	2.71
Band 75	—	—	2.76
Band 50	—	—	2.82
Band 25	—	—	2.88
Band 0	—	—	3.27
Total	$38,743,289	14,617,577

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$428,674
Mortality & expense charges	(528,158)
Net investment income (loss)	(99,484)

Gain (loss) on investments:
Net realized gain (loss)	2,081,750
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(2,491,884)
Net gain (loss)	(410,134)

Increase (decrease) in net assets from operations	$(509,618)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(99,484)	$(215,639)
Net realized gain (loss)	2,081,750	1,574,264
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(2,491,884)	3,424,382

Increase (decrease) in net assets from operations	(509,618)	4,783,007

Contract owner transactions:
Proceeds from units sold	1,800,685	3,414,999
Cost of units redeemed	(6,902,736)	(6,759,763)
Account charges	(15,896)	(21,859)
Increase (decrease)	(5,117,947)	(3,366,623)
Net increase (decrease)	(5,627,565)	1,416,384
Net assets, beginning	44,370,854	42,954,470
Net assets, ending	$38,743,289	$44,370,854

Units sold	1,078,234	1,776,633
Units redeemed	(2,936,460)	(3,161,368)
Net increase (decrease)	(1,858,226)	(1,384,735)
Units outstanding, beginning	16,475,803	17,860,538
Units outstanding, ending	14,617,577	16,475,803

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$322,050,227
Cost of units redeemed/account charges	(293,505,467)
Net investment income (loss)	12,271,714
Net realized gain (loss)	(20,221,985)
Realized gain distributions	10,331,798
Net change in unrealized appreciation (depreciation)	7,817,002
$38,743,289

* Date of Fund Inception into Variable Account: 4/28/1995

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.65	14,618	$38,743	1.25%	-1.6%
12/31/2010	2.69	16,476	44,371	1.25%	12.0%
12/31/2009	2.40	17,861	42,954	1.25%	45.7%
12/31/2008	1.65	20,660	34,093	1.25%	-46.8%
12/31/2007	3.10	22,234	69,001	1.25%	18.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.71	0	$0	1.00%	-1.3%
12/31/2010	2.74	0	0	1.00%	12.3%
12/31/2009	2.44	0	0	1.00%	46.1%
12/31/2008	1.67	0	0	1.00%	-46.7%
12/31/2007	3.14	0	0	1.00%	18.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.76	0	$0	0.75%	-1.1%
12/31/2010	2.79	0	0	0.75%	12.5%
12/31/2009	2.48	0	0	0.75%	46.5%
12/31/2008	1.69	0	0	0.75%	-46.6%
12/31/2007	3.17	0	0	0.75%	19.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.82	0	$0	0.50%	-0.8%
12/31/2010	2.84	0	0	0.50%	12.8%
12/31/2009	2.52	0	0	0.50%	46.8%
12/31/2008	1.72	0	0	0.50%	-46.4%
12/31/2007	3.20	0	0	0.50%	19.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.88	0	$0	0.25%	-0.6%
12/31/2010	2.90	0	0	0.25%	13.1%
12/31/2009	2.56	0	0	0.25%	47.2%
12/31/2008	1.74	0	0	0.25%	-46.3%
12/31/2007	3.24	0	0	0.25%	19.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.27	0	$0	0.00%	-0.3%
12/31/2010	3.28	0	0	0.00%	13.4%
12/31/2009	2.89	0	0	0.00%	47.6%
12/31/2008	1.96	0	0	0.00%	-46.2%
12/31/2007	3.64	0	0	0.00%	19.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.0%
2010	0.7%
2009	0.6%
2008	0.2%
2007	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Alger Small Cap Growth Institutional Fund - I Class - 015570104

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$5,912,331	$5,258,760	227,539
Receivables: investments sold	—
Payables: investments purchased	(21,346)
Net assets	$5,890,985

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$5,890,985	5,515,780	$1.07
Band 100	—	—	1.08
Band 75	—	—	1.10
Band 50	—	—	1.11
Band 25	—	—	1.12
Band 0	—	—	1.14
Total	$5,890,985	5,515,780

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(71,180)
Net investment income (loss)	(71,180)

Gain (loss) on investments:
Net realized gain (loss)	249,175
Realized gain distributions	236,311
Net change in unrealized appreciation (depreciation)	(659,579)
Net gain (loss)	(174,093)

Increase (decrease) in net assets from operations	$(245,273)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(71,180)	$(55,302)
Net realized gain (loss)	249,175	(55,562)
Realized gain distributions	236,311	—
Net change in unrealized appreciation (depreciation)	(659,579)	1,129,170

Increase (decrease) in net assets from operations	(245,273)	1,018,306

Contract owner transactions:
Proceeds from units sold	1,751,394	1,364,149
Cost of units redeemed	(968,490)	(704,597)
Account charges	(5,045)	(2,862)
Increase (decrease)	777,859	656,690
Net increase (decrease)	532,586	1,674,996
Net assets, beginning	5,358,399	3,683,403
Net assets, ending	$5,890,985	$5,358,399

Units sold	1,710,628	1,469,746
Units redeemed	(1,005,812)	(761,993)
Net increase (decrease)	704,816	707,753
Units outstanding, beginning	4,810,964	4,103,211
Units outstanding, ending	5,515,780	4,810,964

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$7,997,801
Cost of units redeemed/account charges	(2,897,470)
Net investment income (loss)	(161,278)
Net realized gain (loss)	62,050
Realized gain distributions	236,311
Net change in unrealized appreciation (depreciation)	653,571
$5,890,985

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	5,516	$5,891	1.25%	-4.1%
12/31/2010	1.11	4,811	5,358	1.25%	24.1%
12/31/2009	0.90	4,103	3,683	1.25%	41.9%
12/31/2008	0.63	994	629	1.25%	-46.6%
12/31/2007	1.18	741	877	1.25%	13.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	1.00%	-3.9%
12/31/2010	1.13	0	0	1.00%	24.4%
12/31/2009	0.90	0	0	1.00%	42.3%
12/31/2008	0.64	0	0	1.00%	-46.5%
12/31/2007	1.19	0	0	1.00%	14.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.75%	-3.6%
12/31/2010	1.14	0	0	0.75%	24.7%
12/31/2009	0.91	0	0	0.75%	42.6%
12/31/2008	0.64	0	0	0.75%	-46.3%
12/31/2007	1.19	0	0	0.75%	14.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	0.50%	-3.4%
12/31/2010	1.15	0	0	0.50%	25.0%
12/31/2009	0.92	0	0	0.50%	43.0%
12/31/2008	0.64	0	0	0.50%	-46.2%
12/31/2007	1.19	0	0	0.50%	14.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	1.12	0	$0	0.25%	-3.1%
12/31/2010	1.16	0	0	0.25%	25.3%
12/31/2009	0.93	0	0	0.25%	43.4%
12/31/2008	0.65	0	0	0.25%	-46.0%
12/31/2007	1.20	0	0	0.25%	15.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	0.00%	-2.9%
12/31/2010	1.17	0	0	0.00%	25.6%
12/31/2009	0.93	0	0	0.00%	43.7%
12/31/2008	0.65	0	0	0.00%	-45.9%
12/31/2007	1.20	0	0	0.00%	15.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Alger Small Cap Growth Institutional Fund- R Class - 015570708

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$525,385	$518,254	21,241
Receivables: investments sold	1,194
Payables: investments purchased	—
Net assets	$526,579

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$526,579	505,729	$1.04
Band 100	—	—	1.05
Band 75	—	—	1.07
Band 50	—	—	1.08
Band 25	—	—	1.10
Band 0	—	—	1.11
Total	$526,579	505,729

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(7,298)
Net investment income (loss)	(7,298)

Gain (loss) on investments:
Net realized gain (loss)	137,271
Realized gain distributions	23,030
Net change in unrealized appreciation (depreciation)	(172,910)
Net gain (loss)	(12,609)

Increase (decrease) in net assets from operations	$(19,907)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,298)	$(7,599)
Net realized gain (loss)	137,271	(6,337)
Realized gain distributions	23,030	—
Net change in unrealized appreciation (depreciation)	(172,910)	149,444

Increase (decrease) in net assets from operations	(19,907)	135,508

Contract owner transactions:
Proceeds from units sold	211,891	230,754
Cost of units redeemed	(438,464)	(75,893)
Account charges	(93)	(163)
Increase (decrease)	(226,666)	154,698
Net increase (decrease)	(246,573)	290,206
Net assets, beginning	773,152	482,946
Net assets, ending	$526,579	$773,152

Units sold	222,231	242,951
Units redeemed	(425,001)	(80,841)
Net increase (decrease)	(202,770)	162,110
Units outstanding, beginning	708,499	546,389
Units outstanding, ending	505,729	708,499

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,141,807
Cost of units redeemed/account charges	(716,944)
Net investment income (loss)	(23,081)
Net realized gain (loss)	94,636
Realized gain distributions	23,030
Net change in unrealized appreciation (depreciation)	7,131
$526,579

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	506	$527	1.25%	-4.6%
12/31/2010	1.09	708	773	1.25%	23.5%
12/31/2009	0.88	546	483	1.25%	41.4%
12/31/2008	0.63	370	232	1.25%	-46.9%
12/31/2007	1.18	98	115	1.25%	13.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	1.00%	-4.3%
12/31/2010	1.10	0	0	1.00%	23.8%
12/31/2009	0.89	0	0	1.00%	41.7%
12/31/2008	0.63	0	0	1.00%	-46.7%
12/31/2007	1.18	0	0	1.00%	13.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.75%	-4.1%
12/31/2010	1.11	0	0	0.75%	24.1%
12/31/2009	0.90	0	0	0.75%	42.1%
12/31/2008	0.63	0	0	0.75%	-46.6%
12/31/2007	1.18	0	0	0.75%	14.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.50%	-3.9%
12/31/2010	1.13	0	0	0.50%	24.4%
12/31/2009	0.91	0	0	0.50%	42.4%
12/31/2008	0.64	0	0	0.50%	-46.4%
12/31/2007	1.19	0	0	0.50%	14.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.25%	-3.6%
12/31/2010	1.14	0	0	0.25%	24.7%
12/31/2009	0.91	0	0	0.25%	42.8%
12/31/2008	0.64	0	0	0.25%	-46.3%
12/31/2007	1.19	0	0	0.25%	14.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	0.00%	-3.4%
12/31/2010	1.15	0	0	0.00%	25.0%
12/31/2009	0.92	0	0	0.00%	43.1%
12/31/2008	0.64	0	0	0.00%	-46.2%
12/31/2007	1.19	0	0	0.00%	14.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

AllianceBernstein 2010 Strategy - Advisor Class - 01879T763

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,268	$1,276	130
Receivables: investments sold	—
Payables: investments purchased	(5)
Net assets	$1,263

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,263	1,387	$0.91
Band 100	—	—	0.92
Band 75	—	—	0.93
Band 50	—	—	0.94
Band 25	—	—	0.95
Band 0	—	—	0.96
Total	$1,263	1,387

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$38
Mortality & expense charges	(6,455)
Net investment income (loss)	(6,417)

Gain (loss) on investments:
Net realized gain (loss)	192,324
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(339,035)
Net gain (loss)	(146,711)

Increase (decrease) in net assets from operations	$(153,128)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,417)	$92,272
Net realized gain (loss)	192,324	(139,600)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(339,035)	452,931

Increase (decrease) in net assets from operations	(153,128)	405,603

Contract owner transactions:
Proceeds from units sold	263,137	110,401
Cost of units redeemed	(3,516,244)	(726,687)
Account charges	(3,870)	(8,203)
Increase (decrease)	(3,256,977)	(624,489)
Net increase (decrease)	(3,410,105)	(218,886)
Net assets, beginning	3,411,368	3,630,254
Net assets, ending	$1,263	$3,411,368

Units sold	264,987	582,839
Units redeemed	(3,800,798)	(1,274,073)
Net increase (decrease)	(3,535,811)	(691,234)
Units outstanding, beginning	3,537,198	4,228,432
Units outstanding, ending	1,387	3,537,198

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$7,479,891
Cost of units redeemed/account charges	(7,216,401)
Net investment income (loss)	257,697
Net realized gain (loss)	(643,204)
Realized gain distributions	123,288
Net change in unrealized appreciation (depreciation)	(8)
$1,263

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	1	$1	1.25%	-2.6%
12/31/2010	0.93	0	0	1.25%	11.0%
12/31/2009	0.84	326	275	1.25%	28.0%
12/31/2008	0.66	201	132	1.25%	-33.5%
12/31/2007	0.99	0	0	1.25%	-1.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	1.00%	-2.4%
12/31/2010	0.94	0	0	1.00%	11.3%
12/31/2009	0.85	0	0	1.00%	28.4%
12/31/2008	0.66	0	0	1.00%	-33.4%
12/31/2007	0.99	0	0	1.00%	-1.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.75%	-2.1%
12/31/2010	0.95	0	0	0.75%	11.6%
12/31/2009	0.85	0	0	0.75%	28.7%
12/31/2008	0.66	0	0	0.75%	-33.2%
12/31/2007	0.99	0	0	0.75%	-1.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.50%	-1.9%
12/31/2010	0.96	0	0	0.50%	11.9%
12/31/2009	0.86	0	0	0.50%	29.0%
12/31/2008	0.66	0	0	0.50%	-33.0%
12/31/2007	0.99	0	0	0.50%	-1.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	0	$0	0.25%	-1.6%
12/31/2010	0.96	3,537	3,411	0.25%	12.2%
12/31/2009	0.86	3,902	3,356	0.25%	29.3%
12/31/2008	0.66	4,481	2,980	0.25%	-32.9%
12/31/2007	0.99	0	0	0.25%	-0.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	0	$0	0.00%	-1.4%
12/31/2010	0.97	0	0	0.00%	12.4%
12/31/2009	0.86	0	0	0.00%	29.7%
12/31/2008	0.67	0	0	0.00%	-32.7%
12/31/2007	0.99	0	0	0.00%	-0.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	2.9%
2009	2.3%
2008	7.2%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

AllianceBernstein 2010 Strategy - R Class - 01879T359

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$131,005	$129,104	13,573
Receivables: investments sold	—
Payables: investments purchased	(21)
Net assets	$130,984

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$130,984	146,646	$0.89
Band 100	—	—	0.90
Band 75	—	—	0.91
Band 50	—	—	0.92
Band 25	—	—	0.93
Band 0	—	—	0.94
Total	$130,984	146,646

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,999
Mortality & expense charges	(2,032)
Net investment income (loss)	967

Gain (loss) on investments:
Net realized gain (loss)	6,166
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(11,888)
Net gain (loss)	(5,722)

Increase (decrease) in net assets from operations	$(4,755)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$967	$1,861
Net realized gain (loss)	6,166	33,821
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(11,888)	(12,740)

Increase (decrease) in net assets from operations	(4,755)	22,942

Contract owner transactions:
Proceeds from units sold	12,869	142,155
Cost of units redeemed	(41,733)	(137,145)
Account charges	(366)	(284)
Increase (decrease)	(29,230)	4,726
Net increase (decrease)	(33,985)	27,668
Net assets, beginning	164,969	137,301
Net assets, ending	$130,984	$164,969

Units sold	37,839	171,672
Units redeemed	(70,354)	(157,172)
Net increase (decrease)	(32,515)	14,500
Units outstanding, beginning	179,161	164,661
Units outstanding, ending	146,646	179,161

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$279,389
Cost of units redeemed/account charges	(198,993)
Net investment income (loss)	4,914
Net realized gain (loss)	42,200
Realized gain distributions	1,573
Net change in unrealized appreciation (depreciation)	1,901
$130,984

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.89	147	$131	1.25%	-3.0%
12/31/2010	0.92	179	165	1.25%	10.4%
12/31/2009	0.83	165	137	1.25%	27.5%
12/31/2008	0.65	107	70	1.25%	-33.9%
12/31/2007	0.99	0	0	1.25%	-1.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	0	$0	1.00%	-2.8%
12/31/2010	0.93	0	0	1.00%	10.7%
12/31/2009	0.84	0	0	1.00%	27.8%
12/31/2008	0.66	0	0	1.00%	-33.7%
12/31/2007	0.99	0	0	1.00%	-1.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	0	$0	0.75%	-2.5%
12/31/2010	0.94	0	0	0.75%	11.0%
12/31/2009	0.84	0	0	0.75%	28.1%
12/31/2008	0.66	0	0	0.75%	-33.5%
12/31/2007	0.99	0	0	0.75%	-1.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.50%	-2.3%
12/31/2010	0.94	0	0	0.50%	11.3%
12/31/2009	0.85	0	0	0.50%	28.4%
12/31/2008	0.66	0	0	0.50%	-33.4%
12/31/2007	0.99	0	0	0.50%	-1.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.25%	-2.0%
12/31/2010	0.95	0	0	0.25%	11.5%
12/31/2009	0.85	0	0	0.25%	28.8%
12/31/2008	0.66	0	0	0.25%	-33.2%
12/31/2007	0.99	0	0	0.25%	-0.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.00%	-1.8%
12/31/2010	0.96	0	0	0.00%	11.8%
12/31/2009	0.86	0	0	0.00%	29.1%
12/31/2008	0.66	0	0	0.00%	-33.0%
12/31/2007	0.99	0	0	0.00%	-0.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.0%
2010	2.7%
2009	2.3%
2008	3.3%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

AllianceBernstein 2015 Strategy - Advisor Class - 01879T722

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$184	$188	19
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$184

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$184	210	$0.88
Band 100	—	—	0.89
Band 75	—	—	0.89
Band 50	—	—	0.90
Band 25	—	—	0.91
Band 0	—	—	0.92
Total	$184	210

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$4
Mortality & expense charges	(15,962)
Net investment income (loss)	(15,958)

Gain (loss) on investments:
Net realized gain (loss)	(156,612)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(384,702)
Net gain (loss)	(541,314)

Increase (decrease) in net assets from operations	$(557,272)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(15,958)	$216,993
Net realized gain (loss)	(156,612)	(218,723)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(384,702)	1,035,997

Increase (decrease) in net assets from operations	(557,272)	1,034,267

Contract owner transactions:
Proceeds from units sold	871,404	177,124
Cost of units redeemed	(8,441,681)	(879,873)
Account charges	(6,640)	(13,613)
Increase (decrease)	(7,576,917)	(716,362)
Net increase (decrease)	(8,134,189)	317,905
Net assets, beginning	8,134,373	7,816,468
Net assets, ending	$184	$8,134,373

Units sold	902,669	1,515,594
Units redeemed	(9,574,437)	(2,245,436)
Net increase (decrease)	(8,671,768)	(729,842)
Units outstanding, beginning	8,671,978	9,401,820
Units outstanding, ending	210	8,671,978

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$11,551,445
Cost of units redeemed/account charges	(11,454,156)
Net investment income (loss)	495,033
Net realized gain (loss)	(780,845)
Realized gain distributions	188,711
Net change in unrealized appreciation (depreciation)	(4)
$184

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.88	0	$0	1.25%	-3.6%
12/31/2010	0.91	3	3	1.25%	11.5%
12/31/2009	0.82	997	813	1.25%	29.5%
12/31/2008	0.63	750	472	1.25%	-36.3%
12/31/2007	0.99	0	0	1.25%	-1.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.89	0	$0	1.00%	-3.4%
12/31/2010	0.92	0	0	1.00%	11.7%
12/31/2009	0.82	0	0	1.00%	29.9%
12/31/2008	0.63	0	0	1.00%	-36.1%
12/31/2007	0.99	0	0	1.00%	-1.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.89	0	$0	0.75%	-3.2%
12/31/2010	0.92	0	0	0.75%	12.0%
12/31/2009	0.82	0	0	0.75%	30.2%
12/31/2008	0.63	0	0	0.75%	-35.9%
12/31/2007	0.99	0	0	0.75%	-1.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	0	$0	0.50%	-2.9%
12/31/2010	0.93	0	0	0.50%	12.3%
12/31/2009	0.83	0	0	0.50%	30.5%
12/31/2008	0.63	0	0	0.50%	-35.8%
12/31/2007	0.99	0	0	0.50%	-1.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	0	$0	0.25%	-2.7%
12/31/2010	0.94	8,669	8,131	0.25%	12.6%
12/31/2009	0.83	8,405	7,003	0.25%	30.9%
12/31/2008	0.64	7,706	4,907	0.25%	-35.6%
12/31/2007	0.99	0	0	0.25%	-1.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.00%	-2.4%
12/31/2010	0.95	0	0	0.00%	12.9%
12/31/2009	0.84	0	0	0.00%	31.2%
12/31/2008	0.64	0	0	0.00%	-35.5%
12/31/2007	0.99	0	0	0.00%	-1.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	3.1%
2009	2.4%
2008	6.3%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

AllianceBernstein 2015 Strategy - R Class - 01879T326

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$452,629	$445,906	47,099
Receivables: investments sold	—
Payables: investments purchased	(6)
Net assets	$452,623

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$452,623	528,141	$0.86
Band 100	—	—	0.87
Band 75	—	—	0.87
Band 50	—	—	0.88
Band 25	—	—	0.89
Band 0	—	—	0.90
Total	$452,623	528,141

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$9,103
Mortality & expense charges	(7,391)
Net investment income (loss)	1,712

Gain (loss) on investments:
Net realized gain (loss)	108,225
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(115,330)
Net gain (loss)	(7,105)

Increase (decrease) in net assets from operations	$(5,393)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,712	$9,857
Net realized gain (loss)	108,225	(11,085)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(115,330)	69,373

Increase (decrease) in net assets from operations	(5,393)	68,145

Contract owner transactions:
Proceeds from units sold	82,144	28,715
Cost of units redeemed	(372,511)	(54,421)
Account charges	(553)	(552)
Increase (decrease)	(290,920)	(26,258)
Net increase (decrease)	(296,313)	41,887
Net assets, beginning	748,936	707,049
Net assets, ending	$452,623	$748,936

Units sold	90,691	325,200
Units redeemed	(400,096)	(363,903)
Net increase (decrease)	(309,405)	(38,703)
Units outstanding, beginning	837,546	876,249
Units outstanding, ending	528,141	837,546

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$771,161
Cost of units redeemed/account charges	(447,389)
Net investment income (loss)	21,530
Net realized gain (loss)	92,651
Realized gain distributions	7,947
Net change in unrealized appreciation (depreciation)	6,723
$452,623

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	528	$453	1.25%	-4.2%
12/31/2010	0.89	838	749	1.25%	10.8%
12/31/2009	0.81	876	707	1.25%	28.8%
12/31/2008	0.63	357	223	1.25%	-36.6%
12/31/2007	0.99	0	0	1.25%	-1.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.87	0	$0	1.00%	-3.9%
12/31/2010	0.90	0	0	1.00%	11.1%
12/31/2009	0.81	0	0	1.00%	29.1%
12/31/2008	0.63	0	0	1.00%	-36.4%
12/31/2007	0.99	0	0	1.00%	-1.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.87	0	$0	0.75%	-3.7%
12/31/2010	0.91	0	0	0.75%	11.4%
12/31/2009	0.82	0	0	0.75%	29.5%
12/31/2008	0.63	0	0	0.75%	-36.2%
12/31/2007	0.99	0	0	0.75%	-1.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.88	0	$0	0.50%	-3.4%
12/31/2010	0.92	0	0	0.50%	11.7%
12/31/2009	0.82	0	0	0.50%	29.8%
12/31/2008	0.63	0	0	0.50%	-36.1%
12/31/2007	0.99	0	0	0.50%	-1.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.89	0	$0	0.25%	-3.2%
12/31/2010	0.92	0	0	0.25%	11.9%
12/31/2009	0.82	0	0	0.25%	30.1%
12/31/2008	0.63	0	0	0.25%	-35.9%
12/31/2007	0.99	0	0	0.25%	-1.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	0	$0	0.00%	-3.0%
12/31/2010	0.93	0	0	0.00%	12.2%
12/31/2009	0.83	0	0	0.00%	30.4%
12/31/2008	0.64	0	0	0.00%	-35.8%
12/31/2007	0.99	0	0	0.00%	-1.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.5%
2010	2.5%
2009	2.4%
2008	5.1%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

AllianceBernstein 2020 Strategy - Advisor Class - 01879T672

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$11,108	$11,289	1,179
Receivables: investments sold	—
Payables: investments purchased	(7)
Net assets	$11,101

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$11,101	13,241	$0.84
Band 100	—	—	0.85
Band 75	—	—	0.86
Band 50	—	—	0.86
Band 25	—	—	0.87
Band 0	—	—	0.88
Total	$11,101	13,241

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$281
Mortality & expense charges	(12,942)
Net investment income (loss)	(12,661)

Gain (loss) on investments:
Net realized gain (loss)	(305,491)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(177,204)
Net gain (loss)	(482,695)

Increase (decrease) in net assets from operations	$(495,356)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,661)	$159,046
Net realized gain (loss)	(305,491)	(156,446)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(177,204)	823,849

Increase (decrease) in net assets from operations	(495,356)	826,449

Contract owner transactions:
Proceeds from units sold	527,488	377,281
Cost of units redeemed	(6,771,844)	(429,932)
Account charges	(5,855)	(11,969)
Increase (decrease)	(6,250,211)	(64,620)
Net increase (decrease)	(6,745,567)	761,829
Net assets, beginning	6,756,668	5,994,839
Net assets, ending	$11,101	$6,756,668

Units sold	565,820	1,317,043
Units redeemed	(7,974,428)	(1,347,836)
Net increase (decrease)	(7,408,608)	(30,793)
Units outstanding, beginning	7,421,849	7,452,642
Units outstanding, ending	13,241	7,421,849

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$8,820,824
Cost of units redeemed/account charges	(8,558,553)
Net investment income (loss)	367,580
Net realized gain (loss)	(792,102)
Realized gain distributions	173,533
Net change in unrealized appreciation (depreciation)	(181)
$11,101

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	13	$11	1.25%	-5.0%
12/31/2010	0.88	10	9	1.25%	11.9%
12/31/2009	0.79	566	447	1.25%	30.7%
12/31/2008	0.60	303	183	1.25%	-38.8%
12/31/2007	0.99	0	0	1.25%	-1.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.85	0	$0	1.00%	-4.7%
12/31/2010	0.89	0	0	1.00%	12.2%
12/31/2009	0.79	0	0	1.00%	31.0%
12/31/2008	0.61	0	0	1.00%	-38.7%
12/31/2007	0.99	0	0	1.00%	-1.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	0	$0	0.75%	-4.5%
12/31/2010	0.90	0	0	0.75%	12.4%
12/31/2009	0.80	0	0	0.75%	31.3%
12/31/2008	0.61	0	0	0.75%	-38.5%
12/31/2007	0.99	0	0	0.75%	-1.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	0	$0	0.50%	-4.3%
12/31/2010	0.90	0	0	0.50%	12.7%
12/31/2009	0.80	0	0	0.50%	31.6%
12/31/2008	0.61	0	0	0.50%	-38.4%
12/31/2007	0.99	0	0	0.50%	-1.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.87	0	$0	0.25%	-4.0%
12/31/2010	0.91	7,412	6,748	0.25%	13.0%
12/31/2009	0.81	6,886	5,548	0.25%	32.0%
12/31/2008	0.61	6,857	4,186	0.25%	-38.2%
12/31/2007	0.99	0	0	0.25%	-1.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.88	0	$0	0.00%	-3.8%
12/31/2010	0.92	0	0	0.00%	13.3%
12/31/2009	0.81	0	0	0.00%	32.3%
12/31/2008	0.61	0	0	0.00%	-38.1%
12/31/2007	0.99	0	0	0.00%	-1.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	2.8%
2009	2.3%
2008	5.7%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

AllianceBernstein 2020 Strategy - R Class - 01879T284

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$656,843	$665,752	70,096
Receivables: investments sold	—
Payables: investments purchased	(42)
Net assets	$656,801

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$656,801	799,443	$0.82
Band 100	—	—	0.83
Band 75	—	—	0.84
Band 50	—	—	0.85
Band 25	—	—	0.86
Band 0	—	—	0.87
Total	$656,801	799,443

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$11,789
Mortality & expense charges	(10,704)
Net investment income (loss)	1,085

Gain (loss) on investments:
Net realized gain (loss)	155,377
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(177,695)
Net gain (loss)	(22,318)

Increase (decrease) in net assets from operations	$(21,233)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,085	$11,859
Net realized gain (loss)	155,377	38,295
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(177,695)	55,796

Increase (decrease) in net assets from operations	(21,233)	105,950

Contract owner transactions:
Proceeds from units sold	264,773	364,887
Cost of units redeemed	(629,353)	(160,031)
Account charges	(1,045)	(1,191)
Increase (decrease)	(365,625)	203,665
Net increase (decrease)	(386,858)	309,615
Net assets, beginning	1,043,659	734,044
Net assets, ending	$656,801	$1,043,659

Units sold	303,435	512,021
Units redeemed	(705,069)	(251,267)
Net increase (decrease)	(401,634)	260,754
Units outstanding, beginning	1,201,077	940,323
Units outstanding, ending	799,443	1,201,077

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,276,073
Cost of units redeemed/account charges	(826,897)
Net investment income (loss)	20,598
Net realized gain (loss)	193,625
Realized gain distributions	2,311
Net change in unrealized appreciation (depreciation)	(8,909)
$656,801

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	799	$657	1.25%	-5.5%
12/31/2010	0.87	1,201	1,044	1.25%	11.3%
12/31/2009	0.78	940	734	1.25%	30.0%
12/31/2008	0.60	164	98	1.25%	-39.1%
12/31/2007	0.99	0	0	1.25%	-1.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	1.00%	-5.2%
12/31/2010	0.88	0	0	1.00%	11.6%
12/31/2009	0.78	0	0	1.00%	30.3%
12/31/2008	0.60	0	0	1.00%	-38.9%
12/31/2007	0.99	0	0	1.00%	-1.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	0.75%	-5.0%
12/31/2010	0.88	0	0	0.75%	11.9%
12/31/2009	0.79	0	0	0.75%	30.6%
12/31/2008	0.60	0	0	0.75%	-38.8%
12/31/2007	0.99	0	0	0.75%	-1.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.85	0	$0	0.50%	-4.7%
12/31/2010	0.89	0	0	0.50%	12.1%
12/31/2009	0.79	0	0	0.50%	30.9%
12/31/2008	0.61	0	0	0.50%	-38.6%
12/31/2007	0.99	0	0	0.50%	-1.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	0	$0	0.25%	-4.5%
12/31/2010	0.90	0	0	0.25%	12.4%
12/31/2009	0.80	0	0	0.25%	31.3%
12/31/2008	0.61	0	0	0.25%	-38.5%
12/31/2007	0.99	0	0	0.25%	-1.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.87	0	$0	0.00%	-4.3%
12/31/2010	0.90	0	0	0.00%	12.7%
12/31/2009	0.80	0	0	0.00%	31.6%
12/31/2008	0.61	0	0	0.00%	-38.3%
12/31/2007	0.99	0	0	0.00%	-1.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	2.6%
2009	2.7%
2008	2.6%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

AllianceBernstein 2025 Strategy - Advisor Class - 01879T631

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$26,356	$26,794	2,804
Receivables: investments sold	1
Payables: investments purchased	—
Net assets	$26,357

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$26,357	32,676	$0.81
Band 100	—	—	0.81
Band 75	—	—	0.82
Band 50	—	—	0.83
Band 25	—	—	0.84
Band 0	—	—	0.85
Total	$26,357	32,676

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$581
Mortality & expense charges	(10,096)
Net investment income (loss)	(9,515)

Gain (loss) on investments:
Net realized gain (loss)	(233,030)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(251,646)
Net gain (loss)	(484,676)

Increase (decrease) in net assets from operations	$(494,191)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(9,515)	$108,087
Net realized gain (loss)	(233,030)	(187,420)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(251,646)	762,897

Increase (decrease) in net assets from operations	(494,191)	683,564

Contract owner transactions:
Proceeds from units sold	479,240	858,536
Cost of units redeemed	(4,989,753)	(1,412,481)
Account charges	(5,973)	(11,701)
Increase (decrease)	(4,516,486)	(565,646)
Net increase (decrease)	(5,010,677)	117,918
Net assets, beginning	5,037,034	4,919,116
Net assets, ending	$26,357	$5,037,034

Units sold	529,220	1,071,393
Units redeemed	(6,169,188)	(1,690,631)
Net increase (decrease)	(5,639,968)	(619,238)
Units outstanding, beginning	5,672,644	6,291,882
Units outstanding, ending	32,676	5,672,644

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$9,308,004
Cost of units redeemed/account charges	(8,860,817)
Net investment income (loss)	248,129
Net realized gain (loss)	(811,403)
Realized gain distributions	142,882
Net change in unrealized appreciation (depreciation)	(438)
$26,357

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	33	$26	1.25%	-6.3%
12/31/2010	0.86	43	37	1.25%	12.0%
12/31/2009	0.77	1,198	920	1.25%	31.7%
12/31/2008	0.58	1,284	749	1.25%	-40.7%
12/31/2007	0.98	0	0	1.25%	-1.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	0	$0	1.00%	-6.1%
12/31/2010	0.87	0	0	1.00%	12.3%
12/31/2009	0.77	0	0	1.00%	32.0%
12/31/2008	0.59	0	0	1.00%	-40.6%
12/31/2007	0.99	0	0	1.00%	-1.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	0.75%	-5.8%
12/31/2010	0.87	0	0	0.75%	12.6%
12/31/2009	0.78	0	0	0.75%	32.3%
12/31/2008	0.59	0	0	0.75%	-40.5%
12/31/2007	0.99	0	0	0.75%	-1.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	0.50%	-5.6%
12/31/2010	0.88	0	0	0.50%	12.9%
12/31/2009	0.78	0	0	0.50%	32.7%
12/31/2008	0.59	0	0	0.50%	-40.3%
12/31/2007	0.99	0	0	0.50%	-1.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	0.25%	-5.4%
12/31/2010	0.89	5,629	5,000	0.25%	13.1%
12/31/2009	0.78	5,094	3,999	0.25%	33.0%
12/31/2008	0.59	4,362	2,574	0.25%	-40.2%
12/31/2007	0.99	0	0	0.25%	-1.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.85	0	$0	0.00%	-5.1%
12/31/2010	0.90	0	0	0.00%	13.4%
12/31/2009	0.79	0	0	0.00%	33.3%
12/31/2008	0.59	0	0	0.00%	-40.0%
12/31/2007	0.99	0	0	0.00%	-1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	2.6%
2009	2.2%
2008	5.2%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

AllianceBernstein 2025 Strategy - R Class - 01879T250

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$768,861	$770,683	81,880
Receivables: investments sold	1
Payables: investments purchased	—
Net assets	$768,862

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$768,862	973,127	$0.79
Band 100	—	—	0.80
Band 75	—	—	0.81
Band 50	—	—	0.81
Band 25	—	—	0.82
Band 0	—	—	0.83
Total	$768,862	973,127

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$11,863
Mortality & expense charges	(10,980)
Net investment income (loss)	883

Gain (loss) on investments:
Net realized gain (loss)	120,497
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(159,755)
Net gain (loss)	(39,258)

Increase (decrease) in net assets from operations	$(38,375)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$883	$10,351
Net realized gain (loss)	120,497	42,048
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(159,755)	42,186

Increase (decrease) in net assets from operations	(38,375)	94,585

Contract owner transactions:
Proceeds from units sold	139,475	567,004
Cost of units redeemed	(367,333)	(180,085)
Account charges	(937)	(1,030)
Increase (decrease)	(228,795)	385,889
Net increase (decrease)	(267,170)	480,474
Net assets, beginning	1,036,032	555,558
Net assets, ending	$768,862	$1,036,032

Units sold	165,197	757,866
Units redeemed	(415,404)	(265,774)
Net increase (decrease)	(250,207)	492,092
Units outstanding, beginning	1,223,334	731,242
Units outstanding, ending	973,127	1,223,334

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,193,165
Cost of units redeemed/account charges	(596,028)
Net investment income (loss)	15,601
Net realized gain (loss)	156,336
Realized gain distributions	1,610
Net change in unrealized appreciation (depreciation)	(1,822)
$768,862

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	973	$769	1.25%	-6.7%
12/31/2010	0.85	1,223	1,036	1.25%	11.5%
12/31/2009	0.76	731	556	1.25%	31.0%
12/31/2008	0.58	84	49	1.25%	-41.0%
12/31/2007	0.98	0	0	1.25%	-1.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	0	$0	1.00%	-6.5%
12/31/2010	0.85	0	0	1.00%	11.7%
12/31/2009	0.76	0	0	1.00%	31.3%
12/31/2008	0.58	0	0	1.00%	-40.9%
12/31/2007	0.98	0	0	1.00%	-1.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	0	$0	0.75%	-6.2%
12/31/2010	0.86	0	0	0.75%	12.0%
12/31/2009	0.77	0	0	0.75%	31.6%
12/31/2008	0.58	0	0	0.75%	-40.7%
12/31/2007	0.98	0	0	0.75%	-1.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	0	$0	0.50%	-6.0%
12/31/2010	0.87	0	0	0.50%	12.3%
12/31/2009	0.77	0	0	0.50%	31.9%
12/31/2008	0.59	0	0	0.50%	-40.6%
12/31/2007	0.99	0	0	0.50%	-1.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	0.25%	-5.8%
12/31/2010	0.87	0	0	0.25%	12.6%
12/31/2009	0.78	0	0	0.25%	32.3%
12/31/2008	0.59	0	0	0.25%	-40.4%
12/31/2007	0.99	0	0	0.25%	-1.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	0.00%	-5.5%
12/31/2010	0.88	0	0	0.00%	12.9%
12/31/2009	0.78	0	0	0.00%	32.6%
12/31/2008	0.59	0	0	0.00%	-40.3%
12/31/2007	0.99	0	0	0.00%	-1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.3%
2010	2.7%
2009	2.7%
2008	3.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

AllianceBernstein 2030 Strategy - Advisor Class - 01879T581

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$6,561	$6,621	709
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$6,561

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$6,561	8,376	$0.78
Band 100	—	—	0.79
Band 75	—	—	0.80
Band 50	—	—	0.81
Band 25	—	—	0.82
Band 0	—	—	0.82
Total	$6,561	8,376

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$129
Mortality & expense charges	(6,869)
Net investment income (loss)	(6,740)

Gain (loss) on investments:
Net realized gain (loss)	(78,468)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(314,338)
Net gain (loss)	(392,806)

Increase (decrease) in net assets from operations	$(399,546)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,740)	$57,857
Net realized gain (loss)	(78,468)	(206,948)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(314,338)	624,622

Increase (decrease) in net assets from operations	(399,546)	475,531

Contract owner transactions:
Proceeds from units sold	336,317	140,010
Cost of units redeemed	(3,389,512)	(560,983)
Account charges	(5,772)	(10,952)
Increase (decrease)	(3,058,967)	(431,925)
Net increase (decrease)	(3,458,513)	43,606
Net assets, beginning	3,465,074	3,421,468
Net assets, ending	$6,561	$3,465,074

Units sold	379,110	1,224,328
Units redeemed	(4,344,221)	(1,706,653)
Net increase (decrease)	(3,965,111)	(482,325)
Units outstanding, beginning	3,973,487	4,455,812
Units outstanding, ending	8,376	3,973,487

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$6,885,142
Cost of units redeemed/account charges	(6,474,149)
Net investment income (loss)	140,363
Net realized gain (loss)	(638,577)
Realized gain distributions	93,842
Net change in unrealized appreciation (depreciation)	(60)
$6,561

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	8	$7	1.25%	-7.3%
12/31/2010	0.85	12	10	1.25%	11.9%
12/31/2009	0.76	1,066	806	1.25%	31.3%
12/31/2008	0.58	1,151	663	1.25%	-41.5%
12/31/2007	0.98	0	0	1.25%	-1.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	0	$0	1.00%	-7.1%
12/31/2010	0.85	0	0	1.00%	12.2%
12/31/2009	0.76	0	0	1.00%	31.6%
12/31/2008	0.58	0	0	1.00%	-41.4%
12/31/2007	0.98	0	0	1.00%	-1.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	0	$0	0.75%	-6.9%
12/31/2010	0.86	0	0	0.75%	12.4%
12/31/2009	0.76	0	0	0.75%	31.9%
12/31/2008	0.58	0	0	0.75%	-41.2%
12/31/2007	0.98	0	0	0.75%	-1.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	0	$0	0.50%	-6.6%
12/31/2010	0.87	0	0	0.50%	12.7%
12/31/2009	0.77	0	0	0.50%	32.3%
12/31/2008	0.58	0	0	0.50%	-41.1%
12/31/2007	0.99	0	0	0.50%	-1.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	0.25%	-6.4%
12/31/2010	0.87	3,962	3,455	0.25%	13.0%
12/31/2009	0.77	3,390	2,616	0.25%	32.6%
12/31/2008	0.58	3,052	1,777	0.25%	-40.9%
12/31/2007	0.99	0	0	0.25%	-1.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	0.00%	-6.2%
12/31/2010	0.88	0	0	0.00%	13.3%
12/31/2009	0.78	0	0	0.00%	32.9%
12/31/2008	0.58	0	0	0.00%	-40.8%
12/31/2007	0.99	0	0	0.00%	-1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	2.2%
2009	2.0%
2008	4.4%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

AllianceBernstein 2030 Strategy - R Class - 01879T227

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$385,255	$388,634	41,807
Receivables: investments sold	—
Payables: investments purchased	(212)
Net assets	$385,043

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$385,043	502,697	$0.77
Band 100	—	—	0.77
Band 75	—	—	0.78
Band 50	—	—	0.79
Band 25	—	—	0.80
Band 0	—	—	0.81
Total	$385,043	502,697

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$5,283
Mortality & expense charges	(6,229)
Net investment income (loss)	(946)

Gain (loss) on investments:
Net realized gain (loss)	122,445
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(141,278)
Net gain (loss)	(18,833)

Increase (decrease) in net assets from operations	$(19,779)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(946)	$4,215
Net realized gain (loss)	122,445	(15,229)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(141,278)	71,880

Increase (decrease) in net assets from operations	(19,779)	60,866

Contract owner transactions:
Proceeds from units sold	98,273	74,869
Cost of units redeemed	(346,424)	(25,345)
Account charges	(1,448)	(1,515)
Increase (decrease)	(249,599)	48,009
Net increase (decrease)	(269,378)	108,875
Net assets, beginning	654,421	545,546
Net assets, ending	$385,043	$654,421

Units sold	119,582	314,232
Units redeemed	(404,376)	(256,948)
Net increase (decrease)	(284,794)	57,284
Units outstanding, beginning	787,491	730,207
Units outstanding, ending	502,697	787,491

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$673,351
Cost of units redeemed/account charges	(397,876)
Net investment income (loss)	6,994
Net realized gain (loss)	100,467
Realized gain distributions	5,486
Net change in unrealized appreciation (depreciation)	(3,379)
$385,043

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.77	503	$385	1.25%	-7.8%
12/31/2010	0.83	787	654	1.25%	11.2%
12/31/2009	0.75	730	546	1.25%	30.7%
12/31/2008	0.57	294	168	1.25%	-41.8%
12/31/2007	0.98	0	0	1.25%	-1.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.77	0	$0	1.00%	-7.6%
12/31/2010	0.84	0	0	1.00%	11.5%
12/31/2009	0.75	0	0	1.00%	31.0%
12/31/2008	0.57	0	0	1.00%	-41.7%
12/31/2007	0.98	0	0	1.00%	-1.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	0	$0	0.75%	-7.4%
12/31/2010	0.84	0	0	0.75%	11.8%
12/31/2009	0.76	0	0	0.75%	31.3%
12/31/2008	0.58	0	0	0.75%	-41.5%
12/31/2007	0.98	0	0	0.75%	-1.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	0	$0	0.50%	-7.1%
12/31/2010	0.85	0	0	0.50%	12.1%
12/31/2009	0.76	0	0	0.50%	31.6%
12/31/2008	0.58	0	0	0.50%	-41.4%
12/31/2007	0.98	0	0	0.50%	-1.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	0	$0	0.25%	-6.9%
12/31/2010	0.86	0	0	0.25%	12.3%
12/31/2009	0.76	0	0	0.25%	32.0%
12/31/2008	0.58	0	0	0.25%	-41.2%
12/31/2007	0.98	0	0	0.25%	-1.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	0	$0	0.00%	-6.7%
12/31/2010	0.86	0	0	0.00%	12.6%
12/31/2009	0.77	0	0	0.00%	32.3%
12/31/2008	0.58	0	0	0.00%	-41.1%
12/31/2007	0.98	0	0	0.00%	-1.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.0%
2010	1.9%
2009	1.9%
2008	2.7%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

AllianceBernstein 2035 Strategy - Advisor Class - 01879T540

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$190	$187	20
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$190

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$190	250	$0.76
Band 100	—	—	0.77
Band 75	—	—	0.78
Band 50	—	—	0.78
Band 25	—	—	0.79
Band 0	—	—	0.80
Total	$190	250

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$3
Mortality & expense charges	(4,520)
Net investment income (loss)	(4,517)

Gain (loss) on investments:
Net realized gain (loss)	(139,160)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(137,829)
Net gain (loss)	(276,989)

Increase (decrease) in net assets from operations	$(281,506)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,517)	$33,561
Net realized gain (loss)	(139,160)	(57,529)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(137,829)	311,872

Increase (decrease) in net assets from operations	(281,506)	287,904

Contract owner transactions:
Proceeds from units sold	228,979	216,692
Cost of units redeemed	(2,262,493)	(109,485)
Account charges	(4,756)	(9,300)
Increase (decrease)	(2,038,270)	97,907
Net increase (decrease)	(2,319,776)	385,811
Net assets, beginning	2,319,966	1,934,155
Net assets, ending	$190	$2,319,966

Units sold	264,540	615,669
Units redeemed	(2,979,515)	(458,666)
Net increase (decrease)	(2,714,975)	157,003
Units outstanding, beginning	2,715,225	2,558,222
Units outstanding, ending	250	2,715,225

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,738,500
Cost of units redeemed/account charges	(2,603,800)
Net investment income (loss)	63,788
Net realized gain (loss)	(249,664)
Realized gain distributions	51,363
Net change in unrealized appreciation (depreciation)	3
$190

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.76	0	$0	1.25%	-8.2%
12/31/2010	0.83	28	23	1.25%	11.7%
12/31/2009	0.74	253	188	1.25%	30.1%
12/31/2008	0.57	96	55	1.25%	-42.0%
12/31/2007	0.98	0	0	1.25%	-1.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.77	0	$0	1.00%	-7.9%
12/31/2010	0.83	0	0	1.00%	12.0%
12/31/2009	0.75	0	0	1.00%	30.4%
12/31/2008	0.57	0	0	1.00%	-41.8%
12/31/2007	0.98	0	0	1.00%	-1.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	0	$0	0.75%	-7.7%
12/31/2010	0.84	0	0	0.75%	12.2%
12/31/2009	0.75	0	0	0.75%	30.7%
12/31/2008	0.57	0	0	0.75%	-41.7%
12/31/2007	0.98	0	0	0.75%	-1.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	0	$0	0.50%	-7.5%
12/31/2010	0.85	0	0	0.50%	12.5%
12/31/2009	0.75	0	0	0.50%	31.1%
12/31/2008	0.58	0	0	0.50%	-41.5%
12/31/2007	0.98	0	0	0.50%	-1.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	0	$0	0.25%	-7.3%
12/31/2010	0.85	2,687	2,297	0.25%	12.8%
12/31/2009	0.76	2,305	1,746	0.25%	31.4%
12/31/2008	0.58	1,954	1,127	0.25%	-41.4%
12/31/2007	0.98	0	0	0.25%	-1.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	0	$0	0.00%	-7.0%
12/31/2010	0.86	0	0	0.00%	13.1%
12/31/2009	0.76	0	0	0.00%	31.7%
12/31/2008	0.58	0	0	0.00%	-41.2%
12/31/2007	0.98	0	0	0.00%	-1.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	1.9%
2009	1.3%
2008	3.8%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianceBernstein 2035 Strategy - R Class - 01879T185

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$315,868	$323,676	34,649
Receivables: investments sold	—
Payables: investments purchased	(213)
Net assets	$315,655

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$315,655	423,379	$0.75
Band 100	—	—	0.75
Band 75	—	—	0.76
Band 50	—	—	0.77
Band 25	—	—	0.78
Band 0	—	—	0.79
Total	$315,655	423,379

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$3,137
Mortality & expense charges	(4,926)
Net investment income (loss)	(1,789)

Gain (loss) on investments:
Net realized gain (loss)	73,893
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(90,321)
Net gain (loss)	(16,428)

Increase (decrease) in net assets from operations	$(18,217)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,789)	$2,138
Net realized gain (loss)	73,893	4,155
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(90,321)	41,331

Increase (decrease) in net assets from operations	(18,217)	47,624

Contract owner transactions:
Proceeds from units sold	112,630	181,773
Cost of units redeemed	(266,839)	(12,926)
Account charges	(1,269)	(1,382)
Increase (decrease)	(155,478)	167,465
Net increase (decrease)	(173,695)	215,089
Net assets, beginning	489,350	274,261
Net assets, ending	$315,655	$489,350

Units sold	138,023	263,324
Units redeemed	(314,945)	(36,530)
Net increase (decrease)	(176,922)	226,794
Units outstanding, beginning	600,301	373,507
Units outstanding, ending	423,379	600,301

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$537,738
Cost of units redeemed/account charges	(293,828)
Net investment income (loss)	565
Net realized gain (loss)	77,117
Realized gain distributions	1,871
Net change in unrealized appreciation (depreciation)	(7,808)
$315,655

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.75	423	$316	1.25%	-8.5%
12/31/2010	0.82	600	489	1.25%	11.0%
12/31/2009	0.73	374	274	1.25%	29.5%
12/31/2008	0.57	50	28	1.25%	-42.3%
12/31/2007	0.98	0	0	1.25%	-1.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.75	0	$0	1.00%	-8.3%
12/31/2010	0.82	0	0	1.00%	11.3%
12/31/2009	0.74	0	0	1.00%	29.8%
12/31/2008	0.57	0	0	1.00%	-42.1%
12/31/2007	0.98	0	0	1.00%	-1.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.76	0	$0	0.75%	-8.1%
12/31/2010	0.83	0	0	0.75%	11.6%
12/31/2009	0.74	0	0	0.75%	30.2%
12/31/2008	0.57	0	0	0.75%	-42.0%
12/31/2007	0.98	0	0	0.75%	-1.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.77	0	$0	0.50%	-7.9%
12/31/2010	0.83	0	0	0.50%	11.9%
12/31/2009	0.75	0	0	0.50%	30.5%
12/31/2008	0.57	0	0	0.50%	-41.8%
12/31/2007	0.98	0	0	0.50%	-1.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	0	$0	0.25%	-7.6%
12/31/2010	0.84	0	0	0.25%	12.1%
12/31/2009	0.75	0	0	0.25%	30.8%
12/31/2008	0.57	0	0	0.25%	-41.7%
12/31/2007	0.98	0	0	0.25%	-1.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
.	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	0	$0	0.00%	-7.4%
12/31/2010	0.85	0	0	0.00%	12.4%
12/31/2009	0.75	0	0	0.00%	31.1%
12/31/2008	0.58	0	0	0.00%	-41.5%
12/31/2007	0.98	0	0	0.00%	-1.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.8%
2010	1.8%
2009	1.1%
2008	2.4%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianceBernstein 2040 Strategy - Advisor Class - 01879T490

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$19,852	$19,745	2,123
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$19,852

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$19,852	26,150	$0.76
Band 100	—	—	0.77
Band 75	—	—	0.78
Band 50	—	—	0.78
Band 25	—	—	0.79
Band 0	—	—	0.80
Total	$19,852	26,150

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$338
Mortality & expense charges	(3,074)
Net investment income (loss)	(2,736)

Gain (loss) on investments:
Net realized gain (loss)	(51,347)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(142,752)
Net gain (loss)	(194,099)

Increase (decrease) in net assets from operations	$(196,835)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,736)	$17,305
Net realized gain (loss)	(51,347)	(84,650)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(142,752)	273,342

Increase (decrease) in net assets from operations	(196,835)	205,997

Contract owner transactions:
Proceeds from units sold	204,654	339,633
Cost of units redeemed	(1,466,697)	(603,289)
Account charges	(4,371)	(8,563)
Increase (decrease)	(1,266,414)	(272,219)
Net increase (decrease)	(1,463,249)	(66,222)
Net assets, beginning	1,483,101	1,549,323
Net assets, ending	$19,852	$1,483,101

Units sold	236,969	441,981
Units redeemed	(1,943,049)	(759,943)
Net increase (decrease)	(1,706,080)	(317,962)
Units outstanding, beginning	1,732,230	2,050,192
Units outstanding, ending	26,150	1,732,230

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,462,448
Cost of units redeemed/account charges	(3,205,178)
Net investment income (loss)	38,739
Net realized gain (loss)	(316,613)
Realized gain distributions	40,349
Net change in unrealized appreciation (depreciation)	107
$19,852

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.76	26	$20	1.25%	-8.5%
12/31/2010	0.83	19	16	1.25%	11.5%
12/31/2009	0.74	582	433	1.25%	30.3%
12/31/2008	0.57	531	303	1.25%	-42.0%
12/31/2007	0.98	0	0	1.25%	-1.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.77	0	$0	1.00%	-8.3%
12/31/2010	0.84	0	0	1.00%	11.8%
12/31/2009	0.75	0	0	1.00%	30.6%
12/31/2008	0.57	0	0	1.00%	-41.8%
12/31/2007	0.98	0	0	1.00%	-1.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	0	$0	0.75%	-8.1%
12/31/2010	0.84	0	0	0.75%	12.1%
12/31/2009	0.75	0	0	0.75%	30.9%
12/31/2008	0.57	0	0	0.75%	-41.7%
12/31/2007	0.98	0	0	0.75%	-1.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	0	$0	0.50%	-7.9%
12/31/2010	0.85	0	0	0.50%	12.4%
12/31/2009	0.76	0	0	0.50%	31.3%
12/31/2008	0.58	0	0	0.50%	-41.5%
12/31/2007	0.99	0	0	0.50%	-1.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	0	$0	0.25%	-7.6%
12/31/2010	0.86	1,713	1,467	0.25%	12.7%
12/31/2009	0.76	1,468	1,116	0.25%	31.6%
12/31/2008	0.58	1,266	731	0.25%	-41.4%
12/31/2007	0.99	0	0	0.25%	-1.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	0	$0	0.00%	-7.4%
12/31/2010	0.86	0	0	0.00%	12.9%
12/31/2009	0.76	0	0	0.00%	31.9%
12/31/2008	0.58	0	0	0.00%	-41.2%
12/31/2007	0.99	0	0	0.00%	-1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	1.7%
2009	1.2%
2008	3.8%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianceBernstein 2040 Strategy - R Class - 01879T151

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$578,288	$516,056	62,386
Receivables: investments sold	31
Payables: investments purchased	—
Net assets	$578,319

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$578,319	777,401	$0.74
Band 100	—	—	0.75
Band 75	—	—	0.76
Band 50	—	—	0.77
Band 25	—	—	0.78
Band 0	—	—	0.78
Total	$578,319	777,401

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$5,649
Mortality & expense charges	(7,494)
Net investment income (loss)	(1,845)

Gain (loss) on investments:
Net realized gain (loss)	25,067
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(76,593)
Net gain (loss)	(51,526)

Increase (decrease) in net assets from operations	$(53,371)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,845)	$1,312
Net realized gain (loss)	25,067	11,078
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(76,593)	46,642

Increase (decrease) in net assets from operations	(53,371)	59,032

Contract owner transactions:
Proceeds from units sold	58,870	145,478
Cost of units redeemed	(18,821)	(43,169)
Account charges	(858)	(903)
Increase (decrease)	39,191	101,406
Net increase (decrease)	(14,180)	160,438
Net assets, beginning	592,499	432,061
Net assets, ending	$578,319	$592,499

Units sold	135,032	226,321
Units redeemed	(81,984)	(88,380)
Net increase (decrease)	53,048	137,941
Units outstanding, beginning	724,353	586,412
Units outstanding, ending	777,401	724,353

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$543,666
Cost of units redeemed/account charges	(65,538)
Net investment income (loss)	(1,165)
Net realized gain (loss)	35,771
Realized gain distributions	3,353
Net change in unrealized appreciation (depreciation)	62,232
$578,319

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.74	777	$578	1.25%	-9.1%
12/31/2010	0.82	724	592	1.25%	11.0%
12/31/2009	0.74	586	432	1.25%	29.6%
12/31/2008	0.57	129	73	1.25%	-42.2%
12/31/2007	0.98	0	0	1.25%	-1.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.75	0	$0	1.00%	-8.8%
12/31/2010	0.82	0	0	1.00%	11.3%
12/31/2009	0.74	0	0	1.00%	29.9%
12/31/2008	0.57	0	0	1.00%	-42.1%
12/31/2007	0.98	0	0	1.00%	-1.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.76	0	$0	0.75%	-8.6%
12/31/2010	0.83	0	0	0.75%	11.6%
12/31/2009	0.74	0	0	0.75%	30.3%
12/31/2008	0.57	0	0	0.75%	-41.9%
12/31/2007	0.98	0	0	0.75%	-1.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.77	0	$0	0.50%	-8.4%
12/31/2010	0.84	0	0	0.50%	11.9%
12/31/2009	0.75	0	0	0.50%	30.6%
12/31/2008	0.57	0	0	0.50%	-41.8%
12/31/2007	0.99	0	0	0.50%	-1.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	0	$0	0.25%	-8.1%
12/31/2010	0.84	0	0	0.25%	12.1%
12/31/2009	0.75	0	0	0.25%	30.9%
12/31/2008	0.57	0	0	0.25%	-41.7%
12/31/2007	0.99	0	0	0.25%	-1.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	0	$0	0.00%	-7.9%
12/31/2010	0.85	0	0	0.00%	12.4%
12/31/2009	0.76	0	0	0.00%	31.2%
12/31/2008	0.58	0	0	0.00%	-41.5%
12/31/2007	0.99	0	0	0.00%	-1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.0%
2010	1.5%
2009	1.1%
2008	1.8%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianceBernstein 2045 Strategy - Advisor Class - 01879T458

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$24,900	$25,068	2,730
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$24,900

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$24,900	33,171	$0.75
Band 100	—	—	0.76
Band 75	—	—	0.77
Band 50	—	—	0.77
Band 25	—	—	0.78
Band 0	—	—	0.79
Total	$24,900	33,171

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$435
Mortality & expense charges	(2,520)
Net investment income (loss)	(2,085)

Gain (loss) on investments:
Net realized gain (loss)	(42,604)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(112,274)
Net gain (loss)	(154,878)

Increase (decrease) in net assets from operations	$(156,963)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,085)	$13,579
Net realized gain (loss)	(42,604)	(28,146)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(112,274)	141,188

Increase (decrease) in net assets from operations	(156,963)	126,621

Contract owner transactions:
Proceeds from units sold	171,029	149,560
Cost of units redeemed	(1,068,789)	(49,341)
Account charges	(4,555)	(8,539)
Increase (decrease)	(902,315)	91,680
Net increase (decrease)	(1,059,278)	218,301
Net assets, beginning	1,084,178	865,877
Net assets, ending	$24,900	$1,084,178

Units sold	198,634	329,279
Units redeemed	(1,441,045)	(200,855)
Net increase (decrease)	(1,242,411)	128,424
Units outstanding, beginning	1,275,582	1,147,158
Units outstanding, ending	33,171	1,275,582

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,298,848
Cost of units redeemed/account charges	(1,230,573)
Net investment income (loss)	27,501
Net realized gain (loss)	(91,175)
Realized gain distributions	20,467
Net change in unrealized appreciation (depreciation)	(168)
$24,900

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.75	33	$25	1.25%	-9.0%
12/31/2010	0.82	43	36	1.25%	11.3%
12/31/2009	0.74	138	102	1.25%	30.2%
12/31/2008	0.57	61	34	1.25%	-42.1%
12/31/2007	0.98	0	0	1.25%	-1.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.76	0	$0	1.00%	-8.7%
12/31/2010	0.83	0	0	1.00%	11.6%
12/31/2009	0.74	0	0	1.00%	30.5%
12/31/2008	0.57	0	0	1.00%	-42.0%
12/31/2007	0.98	0	0	1.00%	-1.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.77	0	$0	0.75%	-8.5%
12/31/2010	0.84	0	0	0.75%	11.9%
12/31/2009	0.75	0	0	0.75%	30.9%
12/31/2008	0.57	0	0	0.75%	-41.9%
12/31/2007	0.98	0	0	0.75%	-1.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.77	0	$0	0.50%	-8.3%
12/31/2010	0.84	0	0	0.50%	12.2%
12/31/2009	0.75	0	0	0.50%	31.2%
12/31/2008	0.57	0	0	0.50%	-41.7%
12/31/2007	0.98	0	0	0.50%	-1.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	0	$0	0.25%	-8.1%
12/31/2010	0.85	1,232	1,048	0.25%	12.4%
12/31/2009	0.76	1,009	764	0.25%	31.5%
12/31/2008	0.58	761	438	0.25%	-41.6%
12/31/2007	0.98	0	0	0.25%	-1.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	0	$0	0.00%	-7.8%
12/31/2010	0.86	0	0	0.00%	12.7%
12/31/2009	0.76	0	0	0.00%	31.9%
12/31/2008	0.58	0	0	0.00%	-41.4%
12/31/2007	0.98	0	0	0.00%	-1.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.1%
2010	1.7%
2009	1.7%
2008	3.5%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianceBernstein 2045 Strategy - R Class - 01879T128

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$101,289	$108,750	11,216
Receivables: investments sold	—
Payables: investments purchased	(118)
Net assets	$101,171

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$101,171	137,635	$0.74
Band 100	—	—	0.74
Band 75	—	—	0.75
Band 50	—	—	0.76
Band 25	—	—	0.77
Band 0	—	—	0.77
Total	$101,171	137,635

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,059
Mortality & expense charges	(1,825)
Net investment income (loss)	(766)

Gain (loss) on investments:
Net realized gain (loss)	13,403
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(25,380)
Net gain (loss)	(11,977)

Increase (decrease) in net assets from operations	$(12,743)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(766)	$371
Net realized gain (loss)	13,403	9,115
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(25,380)	5,365

Increase (decrease) in net assets from operations	(12,743)	14,851

Contract owner transactions:
Proceeds from units sold	34,674	74,194
Cost of units redeemed	(59,853)	(16,645)
Account charges	(602)	(657)
Increase (decrease)	(25,781)	56,892
Net increase (decrease)	(38,524)	71,743
Net assets, beginning	139,695	67,952
Net assets, ending	$101,171	$139,695

Units sold	91,583	130,751
Units redeemed	(126,150)	(51,317)
Net increase (decrease)	(34,567)	79,434
Units outstanding, beginning	172,202	92,768
Units outstanding, ending	137,635	172,202

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$191,512
Cost of units redeemed/account charges	(103,963)
Net investment income (loss)	(200)
Net realized gain (loss)	20,670
Realized gain distributions	613
Net change in unrealized appreciation (depreciation)	(7,461)
$101,171

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.74	138	$101	1.25%	-9.4%
12/31/2010	0.81	172	140	1.25%	10.7%
12/31/2009	0.73	93	68	1.25%	29.5%
12/31/2008	0.57	17	10	1.25%	-42.4%
12/31/2007	0.98	0	0	1.25%	-1.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.74	0	$0	1.00%	-9.2%
12/31/2010	0.82	0	0	1.00%	11.0%
12/31/2009	0.74	0	0	1.00%	29.8%
12/31/2008	0.57	0	0	1.00%	-42.3%
12/31/2007	0.98	0	0	1.00%	-1.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.75	0	$0	0.75%	-8.9%
12/31/2010	0.82	0	0	0.75%	11.3%
12/31/2009	0.74	0	0	0.75%	30.1%
12/31/2008	0.57	0	0	0.75%	-42.1%
12/31/2007	0.98	0	0	0.75%	-1.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.76	0	$0	0.50%	-8.7%
12/31/2010	0.83	0	0	0.50%	11.6%
12/31/2009	0.74	0	0	0.50%	30.5%
12/31/2008	0.57	0	0	0.50%	-42.0%
12/31/2007	0.98	0	0	0.50%	-1.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.77	0	$0	0.25%	-8.5%
12/31/2010	0.84	0	0	0.25%	11.9%
12/31/2009	0.75	0	0	0.25%	30.8%
12/31/2008	0.57	0	0	0.25%	-41.8%
12/31/2007	0.98	0	0	0.25%	-1.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.77	0	$0	0.00%	-8.3%
12/31/2010	0.84	0	0	0.00%	12.1%
12/31/2009	0.75	0	0	0.00%	31.1%
12/31/2008	0.57	0	0	0.00%	-41.7%
12/31/2007	0.98	0	0	0.00%	-1.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.9%
2010	1.7%
2009	1.6%
2008	1.9%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianceBernstein 2050 Strategy - Advisor Class - 01880E839

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$6,639	$6,888	885
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$6,639

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$6,639	8,583	$0.77
Band 100	—	—	0.78
Band 75	—	—	0.79
Band 50	—	—	0.80
Band 25	—	—	0.81
Band 0	—	—	0.81
Total	$6,639	8,583

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$77
Mortality & expense charges	(1,113)
Net investment income (loss)	(1,036)

Gain (loss) on investments:
Net realized gain (loss)	(8,651)
Realized gain distributions	183
Net change in unrealized appreciation (depreciation)	(72,510)
Net gain (loss)	(80,978)

Increase (decrease) in net assets from operations	$(82,014)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,036)	$6,944
Net realized gain (loss)	(8,651)	(2,166)
Realized gain distributions	183	3,025
Net change in unrealized appreciation (depreciation)	(72,510)	45,065

Increase (decrease) in net assets from operations	(82,014)	52,868

Contract owner transactions:
Proceeds from units sold	158,427	197,738
Cost of units redeemed	(559,112)	(7,968)
Account charges	(5,253)	(9,341)
Increase (decrease)	(405,938)	180,429
Net increase (decrease)	(487,952)	233,297
Net assets, beginning	494,591	261,294
Net assets, ending	$6,639	$494,591

Units sold	178,192	260,362
Units redeemed	(733,578)	(31,514)
Net increase (decrease)	(555,386)	228,848
Units outstanding, beginning	563,969	335,121
Units outstanding, ending	8,583	563,969

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$619,088
Cost of units redeemed/account charges	(609,481)
Net investment income (loss)	8,832
Net realized gain (loss)	(16,367)
Realized gain distributions	4,816
Net change in unrealized appreciation (depreciation)	(249)
$6,639

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.77	9	$7	1.25%	-9.0%
12/31/2010	0.85	8	7	1.25%	11.3%
12/31/2009	0.76	9	7	1.25%	32.4%
12/31/2008	0.58	5	3	1.25%	-41.5%
12/31/2007	0.99	0	0	1.25%	-1.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	0	$0	1.00%	-8.8%
12/31/2010	0.86	0	0	1.00%	11.6%
12/31/2009	0.77	0	0	1.00%	32.8%
12/31/2008	0.58	0	0	1.00%	-41.4%
12/31/2007	0.99	0	0	1.00%	-1.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	0	$0	0.75%	-8.6%
12/31/2010	0.86	0	0	0.75%	11.9%
12/31/2009	0.77	0	0	0.75%	33.1%
12/31/2008	0.58	0	0	0.75%	-41.2%
12/31/2007	0.99	0	0	0.75%	-1.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	0	$0	0.50%	-8.3%
12/31/2010	0.87	0	0	0.50%	12.2%
12/31/2009	0.78	0	0	0.50%	33.4%
12/31/2008	0.58	0	0	0.50%	-41.1%
12/31/2007	0.99	0	0	0.50%	-1.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	0	$0	0.25%	-8.1%
12/31/2010	0.88	556	488	0.25%	12.5%
12/31/2009	0.78	326	254	0.25%	33.8%
12/31/2008	0.58	150	87	0.25%	-40.9%
12/31/2007	0.99	0	0	0.25%	-1.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	0	$0	0.00%	-7.9%
12/31/2010	0.88	0	0	0.00%	12.7%
12/31/2009	0.78	0	0	0.00%	34.1%
12/31/2008	0.58	0	0	0.00%	-40.8%
12/31/2007	0.99	0	0	0.00%	-1.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	2.1%
2009	1.8%
2008	1.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

AllianceBernstein 2050 Strategy - R Class - 01880E847

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$100,785	$109,743	13,578
Receivables: investments sold	—
Payables: investments purchased	(169)
Net assets	$100,616

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$100,616	133,011	$0.76
Band 100	—	—	0.76
Band 75	—	—	0.77
Band 50	—	—	0.78
Band 25	—	—	0.79
Band 0	—	—	0.80
Total	$100,616	133,011

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$679
Mortality & expense charges	(1,319)
Net investment income (loss)	(640)

Gain (loss) on investments:
Net realized gain (loss)	7,859
Realized gain distributions	2,822
Net change in unrealized appreciation (depreciation)	(21,040)
Net gain (loss)	(10,359)

Increase (decrease) in net assets from operations	$(10,999)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(640)	$541
Net realized gain (loss)	7,859	2,384
Realized gain distributions	2,822	544
Net change in unrealized appreciation (depreciation)	(21,040)	4,534

Increase (decrease) in net assets from operations	(10,999)	8,003

Contract owner transactions:
Proceeds from units sold	47,319	44,750
Cost of units redeemed	(21,309)	(7,239)
Account charges	(840)	(624)
Increase (decrease)	25,170	36,887
Net increase (decrease)	14,171	44,890
Net assets, beginning	86,445	41,555
Net assets, ending	$100,616	$86,445

Units sold	70,219	71,592
Units redeemed	(40,637)	(23,203)
Net increase (decrease)	29,582	48,389
Units outstanding, beginning	103,429	55,040
Units outstanding, ending	133,011	103,429

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$129,853
Cost of units redeemed/account charges	(34,438)
Net investment income (loss)	99
Net realized gain (loss)	10,640
Realized gain distributions	3,420
Net change in unrealized appreciation (depreciation)	(8,958)
$100,616

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.76	133	$101	1.25%	-9.5%
12/31/2010	0.84	103	86	1.25%	10.7%
12/31/2009	0.75	55	42	1.25%	31.7%
12/31/2008	0.57	5	3	1.25%	-41.8%
12/31/2007	0.98	0	0	1.25%	-1.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.76	0	$0	1.00%	-9.3%
12/31/2010	0.84	0	0	1.00%	11.0%
12/31/2009	0.76	0	0	1.00%	32.0%
12/31/2008	0.58	0	0	1.00%	-41.6%
12/31/2007	0.99	0	0	1.00%	-1.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.77	0	$0	0.75%	-9.0%
12/31/2010	0.85	0	0	0.75%	11.3%
12/31/2009	0.76	0	0	0.75%	32.3%
12/31/2008	0.58	0	0	0.75%	-41.5%
12/31/2007	0.99	0	0	0.75%	-1.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	0	$0	0.50%	-8.8%
12/31/2010	0.86	0	0	0.50%	11.5%
12/31/2009	0.77	0	0	0.50%	32.7%
12/31/2008	0.58	0	0	0.50%	-41.3%
12/31/2007	0.99	0	0	0.50%	-1.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	0	$0	0.25%	-8.6%
12/31/2010	0.86	0	0	0.25%	11.8%
12/31/2009	0.77	0	0	0.25%	33.0%
12/31/2008	0.58	0	0	0.25%	-41.2%
12/31/2007	0.99	0	0	0.25%	-1.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	0	$0	0.00%	-8.4%
12/31/2010	0.87	0	0	0.00%	12.1%
12/31/2009	0.78	0	0	0.00%	33.3%
12/31/2008	0.58	0	0	0.00%	-41.0%
12/31/2007	0.99	0	0	0.00%	-1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.7%
2010	2.1%
2009	2.3%
2008	0.4%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianceBernstein 2055 Strategy - Advisor Class - 01880E755

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$9,004	$9,479	1,184
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$9,004

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$9,004	11,881	$0.76
Band 100	—	—	0.77
Band 75	—	—	0.77
Band 50	—	—	0.78
Band 25	—	—	0.79
Band 0	—	—	0.80
Total	$9,004	11,881

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(185)
Net investment income (loss)	(185)

Gain (loss) on investments:
Net realized gain (loss)	(302)
Realized gain distributions	180
Net change in unrealized appreciation (depreciation)	(8,678)
Net gain (loss)	(8,800)

Increase (decrease) in net assets from operations	$(8,985)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(185)	$148
Net realized gain (loss)	(302)	176
Realized gain distributions	180	—
Net change in unrealized appreciation (depreciation)	(8,678)	4,283

Increase (decrease) in net assets from operations	(8,985)	4,607

Contract owner transactions:
Proceeds from units sold	26,227	23,231
Cost of units redeemed	(53,771)	(217)
Account charges	(800)	(2,256)
Increase (decrease)	(28,344)	20,758
Net increase (decrease)	(37,329)	25,365
Net assets, beginning	46,333	20,968
Net assets, ending	$9,004	$46,333

Units sold	30,596	29,842
Units redeemed	(72,673)	(3,376)
Net increase (decrease)	(42,077)	26,466
Units outstanding, beginning	53,958	27,492
Units outstanding, ending	11,881	53,958

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$105,253
Cost of units redeemed/account charges	(86,930)
Net investment income (loss)	(166)
Net realized gain (loss)	(9,045)
Realized gain distributions	367
Net change in unrealized appreciation (depreciation)	(475)
$9,004

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.76	12	$9	1.25%	-9.3%
12/31/2010	0.84	8	7	1.25%	11.4%
12/31/2009	0.75	7	5	1.25%	30.0%
12/31/2008	0.58	7	4	1.25%	-41.4%
12/31/2007	0.99	0	0	1.25%	-1.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.77	0	$0	1.00%	-9.1%
12/31/2010	0.84	0	0	1.00%	11.7%
12/31/2009	0.75	0	0	1.00%	30.3%
12/31/2008	0.58	0	0	1.00%	-41.2%
12/31/2007	0.99	0	0	1.00%	-1.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.77	0	$0	0.75%	-8.9%
12/31/2010	0.85	0	0	0.75%	11.9%
12/31/2009	0.76	0	0	0.75%	30.6%
12/31/2008	0.58	0	0	0.75%	-41.1%
12/31/2007	0.99	0	0	0.75%	-1.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	0	$0	0.50%	-8.7%
12/31/2010	0.86	0	0	0.50%	12.2%
12/31/2009	0.76	0	0	0.50%	30.9%
12/31/2008	0.58	0	0	0.50%	-40.9%
12/31/2007	0.99	0	0	0.50%	-1.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	0	$0	0.25%	-8.4%
12/31/2010	0.86	46	40	0.25%	12.5%
12/31/2009	0.77	21	16	0.25%	31.3%
12/31/2008	0.58	42	24	0.25%	-40.8%
12/31/2007	0.99	0	0	0.25%	-1.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	0	$0	0.00%	-8.2%
12/31/2010	0.87	0	0	0.00%	12.8%
12/31/2009	0.77	0	0	0.00%	31.6%
12/31/2008	0.59	0	0	0.00%	-40.6%
12/31/2007	0.99	0	0	0.00%	-1.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.8%
2009	0.4%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianceBernstein 2055 Strategy - R Class - 01880E763

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$39,862	$41,526	5,537
Receivables: investments sold	—
Payables: investments purchased	(45)
Net assets	$39,817

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$39,817	53,555	$0.74
Band 100	—	—	0.75
Band 75	—	—	0.76
Band 50	—	—	0.77
Band 25	—	—	0.77
Band 0	—	—	0.78
Total	$39,817	53,555

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$122
Mortality & expense charges	(534)
Net investment income (loss)	(412)

Gain (loss) on investments:
Net realized gain (loss)	5,571
Realized gain distributions	850
Net change in unrealized appreciation (depreciation)	(9,378)
Net gain (loss)	(2,957)

Increase (decrease) in net assets from operations	$(3,369)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(412)	$305
Net realized gain (loss)	5,571	2,498
Realized gain distributions	850	—
Net change in unrealized appreciation (depreciation)	(9,378)	1,767

Increase (decrease) in net assets from operations	(3,369)	4,570

Contract owner transactions:
Proceeds from units sold	14,891	6,981
Cost of units redeemed	(16,254)	(57)
Account charges	(187)	(83)
Increase (decrease)	(1,550)	6,841
Net increase (decrease)	(4,919)	11,411
Net assets, beginning	44,736	33,325
Net assets, ending	$39,817	$44,736

Units sold	19,209	23,705
Units redeemed	(19,994)	(14,227)
Net increase (decrease)	(785)	9,478
Units outstanding, beginning	54,340	44,862
Units outstanding, ending	53,555	54,340

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$48,999
Cost of units redeemed/account charges	(16,850)
Net investment income (loss)	282
Net realized gain (loss)	8,084
Realized gain distributions	966
Net change in unrealized appreciation (depreciation)	(1,664)
$39,817

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.74	54	$40	1.25%	-9.7%
12/31/2010	0.82	54	45	1.25%	10.8%
12/31/2009	0.74	45	33	1.25%	29.4%
12/31/2008	0.57	15	9	1.25%	-41.7%
12/31/2007	0.98	0	0	1.25%	-1.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.75	0	$0	1.00%	-9.5%
12/31/2010	0.83	0	0	1.00%	11.1%
12/31/2009	0.75	0	0	1.00%	29.7%
12/31/2008	0.58	0	0	1.00%	-41.5%
12/31/2007	0.98	0	0	1.00%	-1.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.76	0	$0	0.75%	-9.2%
12/31/2010	0.84	0	0	0.75%	11.4%
12/31/2009	0.75	0	0	0.75%	30.0%
12/31/2008	0.58	0	0	0.75%	-41.4%
12/31/2007	0.99	0	0	0.75%	-1.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.77	0	$0	0.50%	-9.0%
12/31/2010	0.84	0	0	0.50%	11.7%
12/31/2009	0.75	0	0	0.50%	30.4%
12/31/2008	0.58	0	0	0.50%	-41.2%
12/31/2007	0.99	0	0	0.50%	-1.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.77	0	$0	0.25%	-8.8%
12/31/2010	0.85	0	0	0.25%	11.9%
12/31/2009	0.76	0	0	0.25%	30.7%
12/31/2008	0.58	0	0	0.25%	-41.1%
12/31/2007	0.99	0	0	0.25%	-1.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	0	$0	0.00%	-8.6%
12/31/2010	0.86	0	0	0.00%	12.2%
12/31/2009	0.76	0	0	0.00%	31.0%
12/31/2008	0.58	0	0	0.00%	-41.0%
12/31/2007	0.99	0	0	0.00%	-1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.3%
2010	1.9%
2009	2.8%
2008	1.6%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

AllianceBernstein Core Opportunities Fund - R Class - 01879K408

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$87,045	$85,506	7,283
Receivables: investments sold	—
Payables: investments purchased	(78)
Net assets	$86,967

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$85,629	79,578	$1.08
Band 100	—	—	1.09
Band 75	—	—	1.11
Band 50	—	—	1.13
Band 25	—	—	1.15
Band 0	1,338	1,145	1.17
Total	$86,967	80,723

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(790)
Net investment income (loss)	(790)

Gain (loss) on investments:
Net realized gain (loss)	3,218
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(2,133)
Net gain (loss)	1,085

Increase (decrease) in net assets from operations	$295

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(790)	$(493)
Net realized gain (loss)	3,218	(1,911)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(2,133)	6,979

Increase (decrease) in net assets from operations	295	4,575

Contract owner transactions:
Proceeds from units sold	58,047	19,675
Cost of units redeemed	(22,294)	(7,610)
Account charges	(30)	(22)
Increase (decrease)	35,723	12,043
Net increase (decrease)	36,018	16,618
Net assets, beginning	50,949	34,331
Net assets, ending	$86,967	$50,949

Units sold	72,155	20,076
Units redeemed	(40,326)	(8,827)
Net increase (decrease)	31,829	11,249
Units outstanding, beginning	48,894	37,645
Units outstanding, ending	80,723	48,894

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$169,600
Cost of units redeemed/account charges	(74,851)
Net investment income (loss)	(1,981)
Net realized gain (loss)	(14,641)
Realized gain distributions	7,301
Net change in unrealized appreciation (depreciation)	1,539
$86,967

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	80	$86	1.25%	3.4%
12/31/2010	1.04	48	50	1.25%	14.1%
12/31/2009	0.91	38	34	1.25%	20.9%
12/31/2008	0.75	43	32	1.25%	-39.0%
12/31/2007	1.24	31	38	1.25%	7.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	1.00%	3.7%
12/31/2010	1.05	0	0	1.00%	14.4%
12/31/2009	0.92	0	0	1.00%	21.2%
12/31/2008	0.76	0	0	1.00%	-38.9%
12/31/2007	1.24	0	0	1.00%	7.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	0.75%	4.0%
12/31/2010	1.07	0	0	0.75%	14.6%
12/31/2009	0.93	0	0	0.75%	21.5%
12/31/2008	0.77	0	0	0.75%	-38.7%
12/31/2007	1.25	0	0	0.75%	7.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.50%	4.2%
12/31/2010	1.09	0	0	0.50%	14.9%
12/31/2009	0.94	0	0	0.50%	21.8%
12/31/2008	0.77	0	0	0.50%	-38.6%
12/31/2007	1.26	0	0	0.50%	7.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.25%	4.5%
12/31/2010	1.10	0	0	0.25%	15.2%
12/31/2009	0.96	0	0	0.25%	22.2%
12/31/2008	0.78	0	0	0.25%	-38.4%
12/31/2007	1.27	0	0	0.25%	8.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	1	$1	0.00%	4.7%
12/31/2010	1.12	1	1	0.00%	15.5%
12/31/2009	0.97	0	0	0.00%	22.5%
12/31/2008	0.79	0	0	0.00%	-38.3%
12/31/2007	1.28	0	0	0.00%	8.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.3%
2007	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianceBernstein Global Value - R Class - 018912501

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$93,058	$90,973	12,428
Receivables: investments sold	29
Payables: investments purchased	—
Net assets	$93,087

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$93,087	119,943	$0.78
Band 100	—	—	0.79
Band 75	—	—	0.80
Band 50	—	—	0.82
Band 25	—	—	0.83
Band 0	—	—	0.84
Total	$93,087	119,943

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,960
Mortality & expense charges	(1,302)
Net investment income (loss)	1,658

Gain (loss) on investments:
Net realized gain (loss)	2,773
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(23,557)
Net gain (loss)	(20,784)

Increase (decrease) in net assets from operations	$(19,126)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,658	$48
Net realized gain (loss)	2,773	(151,724)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(23,557)	167,374

Increase (decrease) in net assets from operations	(19,126)	15,698

Contract owner transactions:
Proceeds from units sold	11,134	16,984
Cost of units redeemed	(8,417)	(315,116)
Account charges	(88)	(127)
Increase (decrease)	2,629	(298,259)
Net increase (decrease)	(16,497)	(282,561)
Net assets, beginning	109,584	392,145
Net assets, ending	$93,087	$109,584

Units sold	19,164	20,472
Units redeemed	(16,203)	(349,689)
Net increase (decrease)	2,961	(329,217)
Units outstanding, beginning	116,982	446,199
Units outstanding, ending	119,943	116,982

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,772,581
Cost of units redeemed/account charges	(2,901,502)
Net investment income (loss)	(7,049)
Net realized gain (loss)	(970,010)
Realized gain distributions	196,982
Net change in unrealized appreciation (depreciation)	2,085
$93,087

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	120	$93	1.25%	-17.2%
12/31/2010	0.94	117	110	1.25%	6.6%
12/31/2009	0.88	446	392	1.25%	31.5%
12/31/2008	0.67	966	646	1.25%	-53.2%
12/31/2007	1.43	1,134	1,618	1.25%	-0.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	0	$0	1.00%	-16.9%
12/31/2010	0.95	0	0	1.00%	6.9%
12/31/2009	0.89	0	0	1.00%	31.8%
12/31/2008	0.67	0	0	1.00%	-53.1%
12/31/2007	1.44	0	0	1.00%	-0.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	0	$0	0.75%	-16.7%
12/31/2010	0.96	0	0	0.75%	7.1%
12/31/2009	0.90	0	0	0.75%	32.2%
12/31/2008	0.68	0	0	0.75%	-53.0%
12/31/2007	1.45	0	0	0.75%	0.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	0.50%	-16.5%
12/31/2010	0.98	0	0	0.50%	7.4%
12/31/2009	0.91	0	0	0.50%	32.5%
12/31/2008	0.69	0	0	0.50%	-52.8%
12/31/2007	1.46	0	0	0.50%	0.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	0.25%	-16.3%
12/31/2010	0.99	0	0	0.25%	7.7%
12/31/2009	0.92	0	0	0.25%	32.8%
12/31/2008	0.69	0	0	0.25%	-52.7%
12/31/2007	1.47	0	0	0.25%	0.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	0.00%	-16.1%
12/31/2010	1.00	0	0	0.00%	7.9%
12/31/2009	0.93	0	0	0.00%	33.2%
12/31/2008	0.70	0	0	0.00%	-52.6%
12/31/2007	1.48	0	0	0.00%	0.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.9%
2010	1.8%
2009	0.6%
2008	0.0%
2007	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

AllianceBernstein International Growth Fund - R Class - 01879X509

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$667,428	$719,724	55,089
Receivables: investments sold	27,801
Payables: investments purchased	—
Net assets	$695,229

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$96,871	91,158	$1.06
Band 100	—	—	1.08
Band 75	—	—	1.10
Band 50	598,358	535,816	1.12
Band 25	—	—	1.14
Band 0	—	—	1.15
Total	$695,229	626,974

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$3,252
Mortality & expense charges	(7,085)
Net investment income (loss)	(3,833)

Gain (loss) on investments:
Net realized gain (loss)	127,089
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(303,277)
Net gain (loss)	(176,188)

Increase (decrease) in net assets from operations	$(180,021)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,833)	$17,518
Net realized gain (loss)	127,089	(409,472)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(303,277)	469,926

Increase (decrease) in net assets from operations	(180,021)	77,972

Contract owner transactions:
Proceeds from units sold	174,320	349,887
Cost of units redeemed	(445,974)	(1,449,567)
Account charges	(156)	(425)
Increase (decrease)	(271,810)	(1,100,105)
Net increase (decrease)	(451,831)	(1,022,133)
Net assets, beginning	1,147,060	2,169,193
Net assets, ending	$695,229	$1,147,060

Units sold	141,289	305,355
Units redeemed	(381,064)	(1,280,592)
Net increase (decrease)	(239,775)	(975,237)
Units outstanding, beginning	866,749	1,841,986
Units outstanding, ending	626,974	866,749

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$8,540,789
Cost of units redeemed/account charges	(5,734,104)
Net investment income (loss)	54,585
Net realized gain (loss)	(2,723,879)
Realized gain distributions	610,134
Net change in unrealized appreciation (depreciation)	(52,296)
$695,229

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	91	$97	1.25%	-17.8%
12/31/2010	1.29	392	507	1.25%	10.8%
12/31/2009	1.17	1,382	1,613	1.25%	38.1%
12/31/2008	0.85	4,169	3,525	1.25%	-50.2%
12/31/2007	1.70	3,870	6,566	1.25%	15.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	1.00%	-17.6%
12/31/2010	1.31	0	0	1.00%	11.0%
12/31/2009	1.18	0	0	1.00%	38.4%
12/31/2008	0.85	0	0	1.00%	-50.0%
12/31/2007	1.71	0	0	1.00%	15.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.75%	-17.4%
12/31/2010	1.33	0	0	0.75%	11.3%
12/31/2009	1.19	0	0	0.75%	38.8%
12/31/2008	0.86	0	0	0.75%	-49.9%
12/31/2007	1.72	0	0	0.75%	15.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	536	$598	0.50%	-17.2%
12/31/2010	1.35	474	640	0.50%	11.6%
12/31/2009	1.21	460	556	0.50%	39.1%
12/31/2008	0.87	396	344	0.50%	-49.8%
12/31/2007	1.73	462	800	0.50%	16.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	0.25%	-17.0%
12/31/2010	1.37	0	0	0.25%	11.9%
12/31/2009	1.22	0	0	0.25%	39.5%
12/31/2008	0.88	0	0	0.25%	-49.7%
12/31/2007	1.74	0	0	0.25%	16.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.00%	-16.8%
12/31/2010	1.39	0	0	0.00%	12.2%
12/31/2009	1.24	0	0	0.00%	39.8%
12/31/2008	0.88	0	0	0.00%	-49.5%
12/31/2007	1.75	0	0	0.00%	16.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.4%
2010	1.9%
2009	2.0%
2008	1.5%
2007	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

AllianceBernstein International Value - R Class - 018913509

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$321,223	$371,685	31,946
Receivables: investments sold	9,424
Payables: investments purchased	—
Net assets	$330,647

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$330,647	420,444	$0.79
Band 100	—	—	0.80
Band 75	—	—	0.81
Band 50	—	—	0.83
Band 25	—	—	0.84
Band 0	—	—	0.85
Total	$330,647	420,444

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$14,294
Mortality & expense charges	(6,685)
Net investment income (loss)	7,609

Gain (loss) on investments:
Net realized gain (loss)	(179,442)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	47,466
Net gain (loss)	(131,976)

Increase (decrease) in net assets from operations	$(124,367)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,609	$11,686
Net realized gain (loss)	(179,442)	(90,985)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	47,466	92,679

Increase (decrease) in net assets from operations	(124,367)	13,380

Contract owner transactions:
Proceeds from units sold	107,456	115,727
Cost of units redeemed	(303,645)	(116,253)
Account charges	(146)	(100)
Increase (decrease)	(196,335)	(626)
Net increase (decrease)	(320,702)	12,754
Net assets, beginning	651,349	638,595
Net assets, ending	$330,647	$651,349

Units sold	114,398	134,392
Units redeemed	(345,500)	(133,454)
Net increase (decrease)	(231,102)	938
Units outstanding, beginning	651,546	650,608
Units outstanding, ending	420,444	651,546

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,821,429
Cost of units redeemed/account charges	(1,114,812)
Net investment income (loss)	14,522
Net realized gain (loss)	(401,331)
Realized gain distributions	61,301
Net change in unrealized appreciation (depreciation)	(50,462)
$330,647

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	420	$331	1.25%	-21.3%
12/31/2010	1.00	652	651	1.25%	1.9%
12/31/2009	0.98	651	639	1.25%	32.4%
12/31/2008	0.74	641	475	1.25%	-54.3%
12/31/2007	1.62	534	866	1.25%	3.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	0	$0	1.00%	-21.1%
12/31/2010	1.01	0	0	1.00%	2.1%
12/31/2009	0.99	0	0	1.00%	32.7%
12/31/2008	0.75	0	0	1.00%	-54.1%
12/31/2007	1.63	0	0	1.00%	3.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	0	$0	0.75%	-20.9%
12/31/2010	1.03	0	0	0.75%	2.4%
12/31/2009	1.00	0	0	0.75%	33.0%
12/31/2008	0.76	0	0	0.75%	-54.0%
12/31/2007	1.64	0	0	0.75%	4.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	0.50%	-20.7%
12/31/2010	1.04	0	0	0.50%	2.6%
12/31/2009	1.02	0	0	0.50%	33.4%
12/31/2008	0.76	0	0	0.50%	-53.9%
12/31/2007	1.65	0	0	0.50%	4.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	0.25%	-20.5%
12/31/2010	1.06	0	0	0.25%	2.9%
12/31/2009	1.03	0	0	0.25%	33.7%
12/31/2008	0.77	0	0	0.25%	-53.8%
12/31/2007	1.66	0	0	0.25%	4.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.85	0	$0	0.00%	-20.3%
12/31/2010	1.07	0	0	0.00%	3.1%
12/31/2009	1.04	0	0	0.00%	34.0%
12/31/2008	0.78	0	0	0.00%	-53.7%
12/31/2007	1.67	0	0	0.00%	4.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.9%
2010	3.0%
2009	0.7%
2008	0.0%
2007	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

AllianceBernstein Small Cap Growth Fund - R Class - 01877E602

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$950,724	$755,365	29,024
Receivables: investments sold	26,256
Payables: investments purchased	—
Net assets	$976,980

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$954,239	640,602	$1.49
Band 100	—	—	1.51
Band 75	—	—	1.54
Band 50	—	—	1.57
Band 25	—	—	1.59
Band 0	22,741	14,055	1.62
Total	$976,980	654,657

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$4,682
Mortality & expense charges	(10,814)
Net investment income (loss)	(6,132)

Gain (loss) on investments:
Net realized gain (loss)	115,042
Realized gain distributions	7,133
Net change in unrealized appreciation (depreciation)	(101,430)
Net gain (loss)	20,745

Increase (decrease) in net assets from operations	$14,613

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,132)	$(7,208)
Net realized gain (loss)	115,042	41,386
Realized gain distributions	7,133	—
Net change in unrealized appreciation (depreciation)	(101,430)	153,313

Increase (decrease) in net assets from operations	14,613	187,491

Contract owner transactions:
Proceeds from units sold	484,002	200,749
Cost of units redeemed	(274,831)	(114,194)
Account charges	(91)	(67)
Increase (decrease)	209,080	86,488
Net increase (decrease)	223,693	273,979
Net assets, beginning	753,287	479,308
Net assets, ending	$976,980	$753,287

Units sold	317,441	166,950
Units redeemed	(180,733)	(95,151)
Net increase (decrease)	136,708	71,799
Units outstanding, beginning	517,949	446,150
Units outstanding, ending	654,657	517,949

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,159,502
Cost of units redeemed/account charges	(503,469)
Net investment income (loss)	(20,046)
Net realized gain (loss)	138,501
Realized gain distributions	7,133
Net change in unrealized appreciation (depreciation)	195,359
$976,980

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.49	641	$954	1.25%	2.6%
12/31/2010	1.45	507	737	1.25%	35.2%
12/31/2009	1.07	445	478	1.25%	40.2%
12/31/2008	0.77	260	199	1.25%	-45.8%
12/31/2007	1.41	49	69	1.25%	12.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.51	0	$0	1.00%	2.8%
12/31/2010	1.47	0	0	1.00%	35.5%
12/31/2009	1.09	0	0	1.00%	40.5%
12/31/2008	0.77	0	0	1.00%	-45.7%
12/31/2007	1.42	0	0	1.00%	12.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.54	0	$0	0.75%	3.1%
12/31/2010	1.49	0	0	0.75%	35.9%
12/31/2009	1.10	0	0	0.75%	40.9%
12/31/2008	0.78	0	0	0.75%	-45.6%
12/31/2007	1.43	0	0	0.75%	13.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.57	0	$0	0.50%	3.3%
12/31/2010	1.51	0	0	0.50%	36.2%
12/31/2009	1.11	0	0	0.50%	41.2%
12/31/2008	0.79	0	0	0.50%	-45.4%
12/31/2007	1.44	0	0	0.50%	13.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.59	0	$0	0.25%	3.6%
12/31/2010	1.54	0	0	0.25%	36.5%
12/31/2009	1.12	0	0	0.25%	41.6%
12/31/2008	0.79	0	0	0.25%	-45.3%
12/31/2007	1.45	0	0	0.25%	13.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.62	14	$23	0.00%	3.9%
12/31/2010	1.56	11	16	0.00%	36.9%
12/31/2009	1.14	1	1	0.00%	42.0%
12/31/2008	0.80	1	1	0.00%	-45.1%
12/31/2007	1.46	0	1	0.00%	13.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.5%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

AllianceBernstein Small/Mid Cap Growth Fund - R Class - 018636506

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$790,986	$698,597	129,014
Receivables: investments sold	—
Payables: investments purchased	(126)
Net assets	$790,860

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$569,965	437,753	$1.30
Band 100	66,749	50,425	1.32
Band 75	—	—	1.35
Band 50	154,146	112,657	1.37
Band 25	—	—	1.39
Band 0	—	—	1.41
Total	$790,860	600,835

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(6,746)
Net investment income (loss)	(6,746)

Gain (loss) on investments:
Net realized gain (loss)	19,017
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(13,675)
Net gain (loss)	5,342

Increase (decrease) in net assets from operations	$(1,404)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,746)	$(3,708)
Net realized gain (loss)	19,017	(23,663)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(13,675)	161,308

Increase (decrease) in net assets from operations	(1,404)	133,937

Contract owner transactions:
Proceeds from units sold	475,596	118,818
Cost of units redeemed	(216,794)	(81,785)
Account charges	(149)	(103)
Increase (decrease)	258,653	36,930
Net increase (decrease)	257,249	170,867
Net assets, beginning	533,611	362,744
Net assets, ending	$790,860	$533,611

Units sold	415,488	109,961
Units redeemed	(226,175)	(80,511)
Net increase (decrease)	189,313	29,450
Units outstanding, beginning	411,522	382,072
Units outstanding, ending	600,835	411,522

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,348,023
Cost of units redeemed/account charges	(642,703)
Net investment income (loss)	(20,682)
Net realized gain (loss)	(75,598)
Realized gain distributions	89,431
Net change in unrealized appreciation (depreciation)	92,389
$790,860

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	438	$570	1.25%	1.9%
12/31/2010	1.28	240	307	1.25%	36.7%
12/31/2009	0.93	161	150	1.25%	44.6%
12/31/2008	0.65	130	84	1.25%	-49.2%
12/31/2007	1.27	136	174	1.25%	10.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	50	$67	1.00%	2.2%
12/31/2010	1.30	42	54	1.00%	37.1%
12/31/2009	0.95	68	64	1.00%	45.0%
12/31/2008	0.65	33	22	1.00%	-49.1%
12/31/2007	1.28	39	50	1.00%	10.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	0.75%	2.4%
12/31/2010	1.31	0	0	0.75%	37.4%
12/31/2009	0.96	0	0	0.75%	45.3%
12/31/2008	0.66	0	0	0.75%	-49.0%
12/31/2007	1.29	0	0	0.75%	10.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	113	$154	0.50%	2.7%
12/31/2010	1.33	130	173	0.50%	37.8%
12/31/2009	0.97	154	149	0.50%	45.7%
12/31/2008	0.66	139	92	0.50%	-48.9%
12/31/2007	1.30	192	249	0.50%	11.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.25%	2.9%
12/31/2010	1.35	0	0	0.25%	38.1%
12/31/2009	0.98	0	0	0.25%	46.1%
12/31/2008	0.67	0	0	0.25%	-48.7%
12/31/2007	1.31	0	0	0.25%	11.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.00%	3.2%
12/31/2010	1.37	0	0	0.00%	38.5%
12/31/2009	0.99	0	0	0.00%	46.4%
12/31/2008	0.68	0	0	0.00%	-48.6%
12/31/2007	1.32	0	0	0.00%	11.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

AllianceBernstein Small/Mid Cap Value Fund - R Class - 018914507

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$997,991	$1,105,828	66,694
Receivables: investments sold	6,426
Payables: investments purchased	—
Net assets	$1,004,417

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$750,102	601,472	$1.25
Band 100	—	—	1.27
Band 75	—	—	1.29
Band 50	254,315	194,052	1.31
Band 25	—	—	1.33
Band 0	—	—	1.35
Total	$1,004,417	795,524

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(9,873)
Net investment income (loss)	(9,873)

Gain (loss) on investments:
Net realized gain (loss)	73,654
Realized gain distributions	57,348
Net change in unrealized appreciation (depreciation)	(226,537)
Net gain (loss)	(95,535)

Increase (decrease) in net assets from operations	$(105,408)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(9,873)	$(6,143)
Net realized gain (loss)	73,654	(8,876)
Realized gain distributions	57,348	—
Net change in unrealized appreciation (depreciation)	(226,537)	119,927

Increase (decrease) in net assets from operations	(105,408)	104,908

Contract owner transactions:
Proceeds from units sold	631,916	486,172
Cost of units redeemed	(170,691)	(278,681)
Account charges	(334)	(264)
Increase (decrease)	460,891	207,227
Net increase (decrease)	355,483	312,135
Net assets, beginning	648,934	336,799
Net assets, ending	$1,004,417	$648,934

Units sold	642,302	396,887
Units redeemed	(314,778)	(232,584)
Net increase (decrease)	327,524	164,303
Units outstanding, beginning	468,000	303,697
Units outstanding, ending	795,524	468,000

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,857,808
Cost of units redeemed/account charges	(826,102)
Net investment income (loss)	(22,562)
Net realized gain (loss)	17,213
Realized gain distributions	85,897
Net change in unrealized appreciation (depreciation)	(107,837)
$1,004,417

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	601	$750	1.25%	-9.8%
12/31/2010	1.38	432	598	1.25%	24.6%
12/31/2009	1.11	304	337	1.25%	39.8%
12/31/2008	0.79	253	201	1.25%	-35.5%
12/31/2007	1.23	237	292	1.25%	0.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	1.00%	-9.5%
12/31/2010	1.40	0	0	1.00%	24.9%
12/31/2009	1.12	0	0	1.00%	40.2%
12/31/2008	0.80	0	0	1.00%	-35.3%
12/31/2007	1.24	0	0	1.00%	1.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	0.75%	-9.3%
12/31/2010	1.42	0	0	0.75%	25.2%
12/31/2009	1.13	0	0	0.75%	40.5%
12/31/2008	0.81	0	0	0.75%	-35.1%
12/31/2007	1.25	0	0	0.75%	1.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.31	194	$254	0.50%	-9.1%
12/31/2010	1.44	36	51	0.50%	25.6%
12/31/2009	1.15	0	0	0.50%	40.9%
12/31/2008	0.82	0	0	0.50%	-35.0%
12/31/2007	1.25	0	0	0.50%	1.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.33	0	$0	0.25%	-8.9%
12/31/2010	1.46	0	0	0.25%	25.9%
12/31/2009	1.16	0	0	0.25%	41.2%
12/31/2008	0.82	0	0	0.25%	-34.8%
12/31/2007	1.26	0	0	0.25%	1.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	0.00%	-8.6%
12/31/2010	1.48	0	0	0.00%	26.2%
12/31/2009	1.17	0	0	0.00%	41.6%
12/31/2008	0.83	0	0	0.00%	-34.6%
12/31/2007	1.27	0	0	0.00%	2.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.3%
2008	0.6%
2007	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

AllianceBernstein Value Fund - R Class - 018915504

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$110,637	$101,424	12,839
Receivables: investments sold	—
Payables: investments purchased	(1,114)
Net assets	$109,523

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$51,919	63,274	$0.82
Band 100	57,604	69,052	0.83
Band 75	—	—	0.85
Band 50	—	—	0.86
Band 25	—	—	0.88
Band 0	—	—	0.89
Total	$109,523	132,326

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,214
Mortality & expense charges	(1,211)
Net investment income (loss)	3

Gain (loss) on investments:
Net realized gain (loss)	(2,767)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(2,852)
Net gain (loss)	(5,619)

Increase (decrease) in net assets from operations	$(5,616)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3	$(362)
Net realized gain (loss)	(2,767)	(9,323)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(2,852)	19,090

Increase (decrease) in net assets from operations	(5,616)	9,405

Contract owner transactions:
Proceeds from units sold	9,528	28,483
Cost of units redeemed	(2,808)	(20,242)
Account charges	(93)	(56)
Increase (decrease)	6,627	8,185
Net increase (decrease)	1,011	17,590
Net assets, beginning	108,512	90,922
Net assets, ending	$109,523	$108,512

Units sold	17,350	34,987
Units redeemed	(9,177)	(25,009)
Net increase (decrease)	8,173	9,978
Units outstanding, beginning	124,153	114,175
Units outstanding, ending	132,326	124,153

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$282,191
Cost of units redeemed/account charges	(125,225)
Net investment income (loss)	2,968
Net realized gain (loss)	(73,832)
Realized gain distributions	14,208
Net change in unrealized appreciation (depreciation)	9,213
$109,523

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	63	$52	1.25%	-5.5%
12/31/2010	0.87	63	54	1.25%	9.6%
12/31/2009	0.79	61	48	1.25%	17.3%
12/31/2008	0.68	66	44	1.25%	-42.9%
12/31/2007	1.18	75	88	1.25%	-5.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	69	$58	1.00%	-5.2%
12/31/2010	0.88	62	54	1.00%	9.9%
12/31/2009	0.80	54	43	1.00%	17.6%
12/31/2008	0.68	35	24	1.00%	-42.7%
12/31/2007	1.19	55	65	1.00%	-5.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.85	0	$0	0.75%	-5.0%
12/31/2010	0.89	0	0	0.75%	10.1%
12/31/2009	0.81	0	0	0.75%	17.9%
12/31/2008	0.69	0	0	0.75%	-42.6%
12/31/2007	1.20	0	0	0.75%	-5.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	0	$0	0.50%	-4.7%
12/31/2010	0.91	0	0	0.50%	10.4%
12/31/2009	0.82	0	0	0.50%	18.2%
12/31/2008	0.69	0	0	0.50%	-42.4%
12/31/2007	1.20	0	0	0.50%	-5.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.88	0	$0	0.25%	-4.5%
12/31/2010	0.92	0	0	0.25%	10.7%
12/31/2009	0.83	0	0	0.25%	18.5%
12/31/2008	0.70	0	0	0.25%	-42.3%
12/31/2007	1.21	0	0	0.25%	-5.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.89	0	$0	0.00%	-4.3%
12/31/2010	0.93	0	0	0.00%	11.0%
12/31/2009	0.84	0	0	0.00%	18.8%
12/31/2008	0.71	0	0	0.00%	-42.1%
12/31/2007	1.22	0	0	0.00%	-4.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.1%
2010	0.8%
2009	1.6%
2008	2.0%
2007	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Advisor Inflation Adjusted Bond - A Class - 025081829

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$14,913,478	$14,030,837	1,170,635
Receivables: investments sold	—
Payables: investments purchased	(58,113)
Net assets	$14,855,365

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$14,127,783	9,944,906	$1.42
Band 100	110,867	76,567	1.45
Band 75	—	—	1.48
Band 50	—	—	1.50
Band 25	—	—	1.53
Band 0	616,715	394,677	1.56
Total	$14,855,365	10,416,150

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$465,363
Mortality & expense charges	(155,140)
Net investment income (loss)	310,223

Gain (loss) on investments:
Net realized gain (loss)	428,847
Realized gain distributions	139,084
Net change in unrealized appreciation (depreciation)	494,373
Net gain (loss)	1,062,304

Increase (decrease) in net assets from operations	$1,372,527

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$310,223	$67,914
Net realized gain (loss)	428,847	48,272
Realized gain distributions	139,084	63,163
Net change in unrealized appreciation (depreciation)	494,373	150,938

Increase (decrease) in net assets from operations	1,372,527	330,287

Contract owner transactions:
Proceeds from units sold	6,866,800	6,721,049
Cost of units redeemed	(5,018,391)	(2,404,948)
Account charges	(28,867)	(8,083)
Increase (decrease)	1,819,542	4,308,018
Net increase (decrease)	3,192,069	4,638,305
Net assets, beginning	11,663,296	7,024,991
Net assets, ending	$14,855,365	$11,663,296

Units sold	5,229,147	5,452,350
Units redeemed	(3,911,598)	(2,048,861)
Net increase (decrease)	1,317,549	3,403,489
Units outstanding, beginning	9,098,601	5,695,112
Units outstanding, ending	10,416,150	9,098,601

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$27,170,588
Cost of units redeemed/account charges	(14,483,111)
Net investment income (loss)	690,759
Net realized gain (loss)	390,273
Realized gain distributions	204,215
Net change in unrealized appreciation (depreciation)	882,641
$14,855,365

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	9,945	$14,128	1.25%	11.2%
12/31/2010	1.28	8,638	11,030	1.25%	3.9%
12/31/2009	1.23	5,339	6,560	1.25%	9.0%
12/31/2008	1.13	4,344	4,898	1.25%	-2.6%
12/31/2007	1.16	2,221	2,571	1.25%	9.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	77	$111	1.00%	11.5%
12/31/2010	1.30	72	93	1.00%	4.2%
12/31/2009	1.25	62	78	1.00%	9.2%
12/31/2008	1.14	200	228	1.00%	-2.4%
12/31/2007	1.17	69	81	1.00%	9.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.48	0	$0	0.75%	11.8%
12/31/2010	1.32	0	0	0.75%	4.5%
12/31/2009	1.26	0	0	0.75%	9.5%
12/31/2008	1.15	0	0	0.75%	-2.1%
12/31/2007	1.18	0	0	0.75%	9.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.50	0	$0	0.50%	12.1%
12/31/2010	1.34	0	0	0.50%	4.7%
12/31/2009	1.28	0	0	0.50%	9.8%
12/31/2008	1.17	0	0	0.50%	-1.9%
12/31/2007	1.19	0	0	0.50%	10.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.53	0	$0	0.25%	12.4%
12/31/2010	1.36	0	0	0.25%	5.0%
12/31/2009	1.30	0	0	0.25%	10.1%
12/31/2008	1.18	0	0	0.25%	-1.6%
12/31/2007	1.20	0	0	0.25%	10.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.56	395	$617	0.00%	12.6%
12/31/2010	1.39	389	540	0.00%	5.2%
12/31/2009	1.32	294	388	0.00%	10.3%
12/31/2008	1.19	147	176	0.00%	-1.4%
12/31/2007	1.21	28	33	0.00%	10.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.5%
2010	1.9%
2009	1.4%
2008	5.3%
2007	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Advisor Vista - A Class - 025083817

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$549,052	$507,459	37,055
Receivables: investments sold	846
Payables: investments purchased	—
Net assets	$549,898

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$549,898	462,849	$1.19
Band 100	—	—	1.21
Band 75	—	—	1.23
Band 50	—	—	1.26
Band 25	—	—	1.28
Band 0	—	—	1.31
Total	$549,898	462,849

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(7,618)
Net investment income (loss)	(7,618)

Gain (loss) on investments:
Net realized gain (loss)	41,087
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(84,043)
Net gain (loss)	(42,956)

Increase (decrease) in net assets from operations	$(50,574)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,618)	$(9,536)
Net realized gain (loss)	41,087	(67,559)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(84,043)	237,663

Increase (decrease) in net assets from operations	(50,574)	160,568

Contract owner transactions:
Proceeds from units sold	167,038	224,170
Cost of units redeemed	(471,564)	(193,001)
Account charges	(527)	(573)
Increase (decrease)	(305,053)	30,596
Net increase (decrease)	(355,627)	191,164
Net assets, beginning	905,525	714,361
Net assets, ending	$549,898	$905,525

Units sold	128,408	208,778
Units redeemed	(356,374)	(182,819)
Net increase (decrease)	(227,966)	25,959
Units outstanding, beginning	690,815	664,856
Units outstanding, ending	462,849	690,815

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$4,165,961
Cost of units redeemed/account charges	(3,864,788)
Net investment income (loss)	(61,324)
Net realized gain (loss)	203,330
Realized gain distributions	65,126
Net change in unrealized appreciation (depreciation)	41,593
$549,898

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	463	$550	1.25%	-9.4%
12/31/2010	1.31	691	906	1.25%	22.0%
12/31/2009	1.07	665	714	1.25%	20.0%
12/31/2008	0.90	595	532	1.25%	-49.4%
12/31/2007	1.77	363	643	1.25%	36.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	1.00%	-9.1%
12/31/2010	1.33	0	0	1.00%	22.3%
12/31/2009	1.09	0	0	1.00%	20.3%
12/31/2008	0.91	0	0	1.00%	-49.3%
12/31/2007	1.79	0	0	1.00%	37.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.23	0	$0	0.75%	-8.9%
12/31/2010	1.35	0	0	0.75%	22.6%
12/31/2009	1.11	0	0	0.75%	20.6%
12/31/2008	0.92	0	0	0.75%	-49.2%
12/31/2007	1.80	0	0	0.75%	37.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.26	0	$0	0.50%	-8.7%
12/31/2010	1.38	0	0	0.50%	22.9%
12/31/2009	1.12	0	0	0.50%	20.9%
12/31/2008	0.93	0	0	0.50%	-49.0%
12/31/2007	1.82	0	0	0.50%	37.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	0	$0	0.25%	-8.5%
12/31/2010	1.40	0	0	0.25%	23.2%
12/31/2009	1.14	0	0	0.25%	21.2%
12/31/2008	0.94	0	0	0.25%	-48.9%
12/31/2007	1.84	0	0	0.25%	38.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.31	0	$0	0.00%	-8.2%
12/31/2010	1.42	0	0	0.00%	23.5%
12/31/2009	1.15	0	0	0.00%	21.5%
12/31/2008	0.95	0	0	0.00%	-48.8%
12/31/2007	1.85	0	0	0.00%	38.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Diversified Bond - A Class - 024932501

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$45,325	$45,567	4,375
Receivables: investments sold	2,758
Payables: investments purchased	—
Net assets	$48,083

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$48,083	44,493	$1.08
Band 100	—	—	1.09
Band 75	—	—	1.09
Band 50	—	—	1.09
Band 25	—	—	1.10
Band 0	—	—	1.10
Total	$48,083	44,493

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	663
Mortality & expense charges	(205)
Net investment income (loss)	458

Gain (loss) on investments:
Net realized gain (loss)	(142)
Realized gain distributions	589
Net change in unrealized appreciation (depreciation)	(54)
Net gain (loss)	393

Increase (decrease) in net assets from operations	851

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$458	$20
Net realized gain (loss)	(142)	3
Realized gain distributions	589	55
Net change in unrealized appreciation (depreciation)	(54)	(188)

Increase (decrease) in net assets from operations	851	(110)

Contract owner transactions:
Proceeds from units sold	45,702	15,256
Cost of units redeemed	(4,506)	(9,100)
Account charges	(10)	—
Increase (decrease)	41,186	6,156
Net increase (decrease)	42,037	6,046
Net assets, beginning	6,046	—
Net assets, ending	$48,083	$6,046

Units sold	42,973	14,743
Units redeemed	(4,394)	(8,829)
Net increase (decrease)	38,579	5,914
Units outstanding, beginning	5,914	—
Units outstanding, ending	44,493	5,914

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$60,958
Cost of units redeemed/account charges	(13,616)
Net investment income (loss)	478
Net realized gain (loss)	(139)
Realized gain distributions	644
Net change in unrealized appreciation (depreciation)	(242)
$48,083

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	44	$48	1.25%	5.7%
12/31/2010	1.02	6	6	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	1.00%	6.0%
12/31/2010	1.02	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	0.75%	6.2%
12/31/2010	1.03	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	0.50%	6.5%
12/31/2010	1.03	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.25%	6.8%
12/31/2010	1.03	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.00%	7.0%
12/31/2010	1.03	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.4%
2010	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Diversified Bond - Investor Class - 024932402 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.08
Band 100	—	—	1.09
Band 75	—	—	1.09
Band 50	—	—	1.10
Band 25	—	—	1.10
Band 0	—	—	1.11
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	1.25%	5.9%
12/31/2010	1.02	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	1.00%	6.1%
12/31/2010	1.03	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	0.75%	6.4%
12/31/2010	1.03	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.50%	6.7%
12/31/2010	1.03	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.25%	6.9%
12/31/2010	1.03	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	0.00%	7.2%
12/31/2010	1.03	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Emerging Markets - A Class - 025086851

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$154,246	$150,264	22,596
Receivables: investments sold	90
Payables: investments purchased	—
Net assets	$154,336

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$154,336	161,193	$0.96
Band 100	—	—	0.97
Band 75	—	—	0.98
Band 50	—	—	1.00
Band 25	—	—	1.01
Band 0	—	—	1.02
Total	$154,336	161,193

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(2,242)
Net investment income (loss)	(2,242)

Gain (loss) on investments:
Net realized gain (loss)	9,882
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(51,369)
Net gain (loss)	(41,487)

Increase (decrease) in net assets from operations	$(43,729)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,242)	$(1,954)
Net realized gain (loss)	9,882	(21,537)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(51,369)	48,393

Increase (decrease) in net assets from operations	(43,729)	24,902

Contract owner transactions:
Proceeds from units sold	34,649	31,081
Cost of units redeemed	(23,907)	(43,599)
Account charges	(299)	(284)
Increase (decrease)	10,443	(12,802)
Net increase (decrease)	(33,286)	12,100
Net assets, beginning	187,622	175,522
Net assets, ending	$154,336	$187,622

Units sold	30,349	57,163
Units redeemed	(20,562)	(70,118)
Net increase (decrease)	9,787	(12,955)
Units outstanding, beginning	151,406	164,361
Units outstanding, ending	161,193	151,406

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$496,785
Cost of units redeemed/account charges	(277,282)
Net investment income (loss)	(6,397)
Net realized gain (loss)	(76,958)
Realized gain distributions	14,206
Net change in unrealized appreciation (depreciation)	3,982
$154,336

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	161	$154	1.25%	-22.7%
12/31/2010	1.24	151	188	1.25%	16.0%
12/31/2009	1.07	164	176	1.25%	66.8%
12/31/2008	0.64	154	99	1.25%	-60.3%
12/31/2007	1.61	18	29	1.25%	41.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	1.00%	-22.5%
12/31/2010	1.25	0	0	1.00%	16.3%
12/31/2009	1.08	0	0	1.00%	67.2%
12/31/2008	0.64	0	0	1.00%	-60.2%
12/31/2007	1.62	0	0	1.00%	41.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.75%	-22.3%
12/31/2010	1.27	0	0	0.75%	16.6%
12/31/2009	1.09	0	0	0.75%	67.6%
12/31/2008	0.65	0	0	0.75%	-60.1%
12/31/2007	1.62	0	0	0.75%	42.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.50%	-22.2%
12/31/2010	1.28	0	0	0.50%	16.9%
12/31/2009	1.09	0	0	0.50%	68.0%
12/31/2008	0.65	0	0	0.50%	-60.0%
12/31/2007	1.63	0	0	0.50%	42.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.25%	-22.0%
12/31/2010	1.29	0	0	0.25%	17.2%
12/31/2009	1.10	0	0	0.25%	68.4%
12/31/2008	0.65	0	0	0.25%	-59.9%
12/31/2007	1.63	0	0	0.25%	42.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.00%	-21.8%
12/31/2010	1.31	0	0	0.00%	17.5%
12/31/2009	1.11	0	0	0.00%	68.9%
12/31/2008	0.66	20	13	0.00%	-59.8%
12/31/2007	1.64	45	73	0.00%	43.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.3%
2008	0.0%
2007	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Emerging Markets - Investor Class - 025086885

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$227,855	$207,727	32,547
Receivables: investments sold	1,278
Payables: investments purchased	—
Net assets	$229,133

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$229,133	236,549	$0.97
Band 100	—	—	0.98
Band 75	—	—	0.99
Band 50	—	—	1.01
Band 25	—	—	1.02
Band 0	—	—	1.03
Total	$229,133	236,549

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(3,591)
Net investment income (loss)	(3,591)

Gain (loss) on investments:
Net realized gain (loss)	(5,136)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(57,800)
Net gain (loss)	(62,936)

Increase (decrease) in net assets from operations	$(66,527)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,591)	$(3,458)
Net realized gain (loss)	(5,136)	(8,737)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(57,800)	57,805

Increase (decrease) in net assets from operations	(66,527)	45,610

Contract owner transactions:
Proceeds from units sold	57,177	67,679
Cost of units redeemed	(92,123)	(37,103)
Account charges	(173)	(153)
Increase (decrease)	(35,119)	30,423
Net increase (decrease)	(101,646)	76,033
Net assets, beginning	330,779	254,746
Net assets, ending	$229,133	$330,779

Units sold	54,048	62,114
Units redeemed	(81,889)	(34,707)
Net increase (decrease)	(27,841)	27,407
Units outstanding, beginning	264,390	236,983
Units outstanding, ending	236,549	264,390

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$539,930
Cost of units redeemed/account charges	(239,750)
Net investment income (loss)	(10,111)
Net realized gain (loss)	(99,273)
Realized gain distributions	18,209
Net change in unrealized appreciation (depreciation)	20,128
$229,133

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	237	$229	1.25%	-22.6%
12/31/2010	1.25	264	331	1.25%	16.4%
12/31/2009	1.07	237	255	1.25%	67.3%
12/31/2008	0.64	192	123	1.25%	-60.3%
12/31/2007	1.62	115	186	1.25%	41.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	1.00%	-22.4%
12/31/2010	1.26	0	0	1.00%	16.7%
12/31/2009	1.08	0	0	1.00%	67.7%
12/31/2008	0.65	0	0	1.00%	-60.2%
12/31/2007	1.62	0	0	1.00%	42.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.75%	-22.2%
12/31/2010	1.28	0	0	0.75%	17.0%
12/31/2009	1.09	0	0	0.75%	68.1%
12/31/2008	0.65	0	0	0.75%	-60.1%
12/31/2007	1.63	0	0	0.75%	42.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.50%	-22.0%
12/31/2010	1.29	0	0	0.50%	17.3%
12/31/2009	1.10	0	0	0.50%	68.5%
12/31/2008	0.65	0	0	0.50%	-60.0%
12/31/2007	1.63	0	0	0.50%	43.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	-21.8%
12/31/2010	1.30	0	0	0.25%	17.6%
12/31/2009	1.11	0	0	0.25%	68.9%
12/31/2008	0.66	0	0	0.25%	-59.9%
12/31/2007	1.64	0	0	0.25%	43.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.00%	-21.6%
12/31/2010	1.32	0	0	0.00%	17.8%
12/31/2009	1.12	0	0	0.00%	69.4%
12/31/2008	0.66	0	0	0.00%	-59.8%
12/31/2007	1.64	0	0	0.00%	43.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.4%
2008	0.0%
2007	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Equity Growth - A Class - 02507M709

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$855,498	$741,799	39,818
Receivables: investments sold	—
Payables: investments purchased	(2,199)
Net assets	$853,299

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$853,299	694,379	$1.23
Band 100	—	—	1.25
Band 75	—	—	1.28
Band 50	—	—	1.30
Band 25	—	—	1.33
Band 0	—	—	1.35
Total	$853,299	694,379

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$11,151
Mortality & expense charges	(12,307)
Net investment income (loss)	(1,156)

Gain (loss) on investments:
Net realized gain (loss)	(91,901)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	129,616
Net gain (loss)	37,715

Increase (decrease) in net assets from operations	$36,559

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,156)	$(3,623)
Net realized gain (loss)	(91,901)	(21,051)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	129,616	160,215

Increase (decrease) in net assets from operations	36,559	135,541

Contract owner transactions:
Proceeds from units sold	340,136	174,792
Cost of units redeemed	(719,053)	(61,543)
Account charges	(129)	(179)
Increase (decrease)	(379,046)	113,070
Net increase (decrease)	(342,487)	248,611
Net assets, beginning	1,195,786	947,175
Net assets, ending	$853,299	$1,195,786

Units sold	287,090	162,640
Units redeemed	(590,735)	(59,096)
Net increase (decrease)	(303,645)	103,544
Units outstanding, beginning	998,024	894,480
Units outstanding, ending	694,379	998,024

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$4,991,479
Cost of units redeemed/account charges	(4,149,972)
Net investment income (loss)	(14,298)
Net realized gain (loss)	(184,990)
Realized gain distributions	97,381
Net change in unrealized appreciation (depreciation)	113,699
$853,299

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.23	694	$853	1.25%	2.6%
12/31/2010	1.20	998	1,196	1.25%	13.1%
12/31/2009	1.06	894	947	1.25%	18.3%
12/31/2008	0.90	748	669	1.25%	-35.6%
12/31/2007	1.39	739	1,027	1.25%	1.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	0	$0	1.00%	2.8%
12/31/2010	1.22	0	0	1.00%	13.4%
12/31/2009	1.07	0	0	1.00%	18.6%
12/31/2008	0.91	0	0	1.00%	-35.4%
12/31/2007	1.40	0	0	1.00%	2.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	0	$0	0.75%	3.1%
12/31/2010	1.24	0	0	0.75%	13.7%
12/31/2009	1.09	0	0	0.75%	18.9%
12/31/2008	0.92	0	0	0.75%	-35.3%
12/31/2007	1.42	0	0	0.75%	2.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	0	$0	0.50%	3.3%
12/31/2010	1.26	0	0	0.50%	14.0%
12/31/2009	1.10	0	0	0.50%	19.2%
12/31/2008	0.93	0	0	0.50%	-35.1%
12/31/2007	1.43	0	0	0.50%	2.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.33	0	$0	0.25%	3.6%
12/31/2010	1.28	0	0	0.25%	14.3%
12/31/2009	1.12	0	0	0.25%	19.4%
12/31/2008	0.94	0	0	0.25%	-35.0%
12/31/2007	1.44	0	0	0.25%	2.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	0.00%	3.9%
12/31/2010	1.30	0	0	0.00%	14.6%
12/31/2009	1.14	0	0	0.00%	19.7%
12/31/2008	0.95	0	0	0.00%	-34.8%
12/31/2007	1.45	0	0	0.00%	3.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.1%
2010	0.9%
2009	1.2%
2008	1.1%
2007	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Equity Income - A Class - 025076407

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$10,193,989	$9,539,788	1,404,581
Receivables: investments sold	17,320
Payables: investments purchased	—
Net assets	$10,211,309

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$9,146,691	5,642,379	$1.62
Band 100	59,342	35,841	1.66
Band 75	—	—	1.69
Band 50	210,581	122,045	1.73
Band 25	—	—	1.76
Band 0	794,695	439,651	1.81
Total	$10,211,309	6,239,916

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$221,894
Mortality & expense charges	(100,086)
Net investment income (loss)	121,808

Gain (loss) on investments:
Net realized gain (loss)	135,648
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(134,369)
Net gain (loss)	1,279

Increase (decrease) in net assets from operations	$123,087

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$121,808	$92,047
Net realized gain (loss)	135,648	(94,576)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(134,369)	639,813

Increase (decrease) in net assets from operations	123,087	637,284

Contract owner transactions:
Proceeds from units sold	6,803,737	2,900,692
Cost of units redeemed	(3,192,357)	(1,152,705)
Account charges	(6,614)	(6,545)
Increase (decrease)	3,604,766	1,741,442
Net increase (decrease)	3,727,853	2,378,726
Net assets, beginning	6,483,456	4,104,730
Net assets, ending	$10,211,309	$6,483,456

Units sold	4,266,895	2,039,235
Units redeemed	(2,091,315)	(853,522)
Net increase (decrease)	2,175,580	1,185,713
Units outstanding, beginning	4,064,336	2,878,623
Units outstanding, ending	6,239,916	4,064,336

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$15,986,469
Cost of units redeemed/account charges	(6,753,239)
Net investment income (loss)	310,829
Net realized gain (loss)	(173,623)
Realized gain distributions	186,672
Net change in unrealized appreciation (depreciation)	654,201
$10,211,309

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.62	5,642	$9,147	1.25%	2.0%
12/31/2010	1.59	3,861	6,135	1.25%	11.6%
12/31/2009	1.42	2,802	3,989	1.25%	10.6%
12/31/2008	1.29	973	1,253	1.25%	-21.1%
12/31/2007	1.63	664	1,083	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.66	36	$59	1.00%	2.3%
12/31/2010	1.62	33	54	1.00%	11.9%
12/31/2009	1.45	30	43	1.00%	10.8%
12/31/2008	1.31	27	35	1.00%	-20.9%
12/31/2007	1.65	0	0	1.00%	0.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.69	0	$0	0.75%	2.5%
12/31/2010	1.65	0	0	0.75%	12.2%
12/31/2009	1.47	0	0	0.75%	11.1%
12/31/2008	1.32	0	0	0.75%	-20.7%
12/31/2007	1.67	0	0	0.75%	0.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.73	122	$211	0.50%	2.8%
12/31/2010	1.68	36	60	0.50%	12.4%
12/31/2009	1.49	0	0	0.50%	11.4%
12/31/2008	1.34	0	0	0.50%	-20.5%
12/31/2007	1.69	0	0	0.50%	0.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.76	0	$0	0.25%	3.0%
12/31/2010	1.71	0	0	0.25%	12.7%
12/31/2009	1.52	0	0	0.25%	11.7%
12/31/2008	1.36	0	0	0.25%	-20.3%
12/31/2007	1.70	0	0	0.25%	1.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.81	440	$795	0.00%	3.3%
12/31/2010	1.75	134	234	0.00%	13.0%
12/31/2009	1.55	46	72	0.00%	11.9%
12/31/2008	1.38	85	118	0.00%	-20.1%
12/31/2007	1.73	112	194	0.00%	1.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.7%
2010	2.9%
2009	2.7%
2008	3.0%
2007	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Equity Income - Investor Class - 025076100

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$11,939,621	$11,127,016	1,653,198
Receivables: investments sold	79,134
Payables: investments purchased	—
Net assets	$12,018,755

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$8,320,674	4,822,696	$1.73
Band 100	—	—	1.76
Band 75	—	—	1.80
Band 50	—	—	1.84
Band 25	—	—	1.87
Band 0	3,698,081	1,873,837	1.97
Total	$12,018,755	6,696,533

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$298,409
Mortality & expense charges	(90,456)
Net investment income (loss)	207,953

Gain (loss) on investments:
Net realized gain (loss)	(253,262)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	302,696
Net gain (loss)	49,434

Increase (decrease) in net assets from operations	$257,387

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$207,953	$184,907
Net realized gain (loss)	(253,262)	(134,456)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	302,696	843,814

Increase (decrease) in net assets from operations	257,387	894,265

Contract owner transactions:
Proceeds from units sold	5,308,484	9,123,237
Cost of units redeemed	(3,098,301)	(4,601,034)
Account charges	(2,069)	(1,497)
Increase (decrease)	2,208,114	4,520,706
Net increase (decrease)	2,465,501	5,414,971
Net assets, beginning	9,553,254	4,138,283
Net assets, ending	$12,018,755	$9,553,254

Units sold	3,098,194	5,343,573
Units redeemed	(1,821,005)	(2,669,222)
Net increase (decrease)	1,277,189	2,674,351
Units outstanding, beginning	5,419,344	2,744,993
Units outstanding, ending	6,696,533	5,419,344

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$23,125,110
Cost of units redeemed/account charges	(13,050,974)
Net investment income (loss)	683,148
Net realized gain (loss)	(331,662)
Realized gain distributions	780,528
Net change in unrealized appreciation (depreciation)	812,605
$12,018,755

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.73	4,823	$8,321	1.25%	2.3%
12/31/2010	1.69	3,534	5,961	1.25%	11.9%
12/31/2009	1.51	2,745	4,138	1.25%	10.8%
12/31/2008	1.36	2,006	2,729	1.25%	-20.8%
12/31/2007	1.72	2,006	3,446	1.25%	0.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.76	0	$0	1.00%	2.5%
12/31/2010	1.72	0	0	1.00%	12.2%
12/31/2009	1.53	0	0	1.00%	11.1%
12/31/2008	1.38	0	0	1.00%	-20.6%
12/31/2007	1.74	0	0	1.00%	0.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.80	0	$0	0.75%	2.8%
12/31/2010	1.75	0	0	0.75%	12.4%
12/31/2009	1.56	0	0	0.75%	11.4%
12/31/2008	1.40	0	0	0.75%	-20.4%
12/31/2007	1.76	0	0	0.75%	0.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.84	0	$0	0.50%	3.1%
12/31/2010	1.78	0	0	0.50%	12.7%
12/31/2009	1.58	0	0	0.50%	11.7%
12/31/2008	1.41	0	0	0.50%	-20.2%
12/31/2007	1.77	0	0	0.50%	1.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.87	0	$0	0.25%	3.3%
12/31/2010	1.81	0	0	0.25%	13.0%
12/31/2009	1.60	0	0	0.25%	11.9%
12/31/2008	1.43	0	0	0.25%	-20.0%
12/31/2007	1.79	0	0	0.25%	1.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.97	1,874	$3,698	0.00%	3.6%
12/31/2010	1.91	1,885	3,593	0.00%	13.3%
12/31/2009	1.68	0	0	0.00%	12.2%
12/31/2008	1.50	4	6	0.00%	-19.8%
12/31/2007	1.87	0	0	0.00%	1.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.8%
2010	3.6%
2009	2.9%
2008	3.4%
2007	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Ginnie Mae - A Class - 025081837

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$6,972,711	$6,920,863	610,191
Receivables: investments sold	—
Payables: investments purchased	(95,856)
Net assets	$6,876,855

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$6,362,686	4,677,679	$1.36
Band 100	—	—	1.39
Band 75	—	—	1.42
Band 50	—	—	1.45
Band 25	—	—	1.48
Band 0	514,169	340,804	1.51
Total	$6,876,855	5,018,483

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$108,725
Mortality & expense charges	(37,910)
Net investment income (loss)	70,815

Gain (loss) on investments:
Net realized gain (loss)	30,167
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	60,486
Net gain (loss)	90,653

Increase (decrease) in net assets from operations	$161,468

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$70,815	$38,802
Net realized gain (loss)	30,167	51,057
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	60,486	(21,507)

Increase (decrease) in net assets from operations	161,468	68,352

Contract owner transactions:
Proceeds from units sold	10,613,756	2,264,050
Cost of units redeemed	(5,132,750)	(2,187,965)
Account charges	(15,481)	(2,211)
Increase (decrease)	5,465,525	73,874
Net increase (decrease)	5,626,993	142,226
Net assets, beginning	1,249,862	1,107,636
Net assets, ending	$6,876,855	$1,249,862

Units sold	7,961,153	1,782,100
Units redeemed	(3,914,177)	(1,712,425)
Net increase (decrease)	4,046,976	69,675
Units outstanding, beginning	971,507	901,832
Units outstanding, ending	5,018,483	971,507

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$14,893,642
Cost of units redeemed/account charges	(8,344,091)
Net investment income (loss)	180,346
Net realized gain (loss)	95,110
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	51,848
$6,876,855

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	4,678	$6,363	1.25%	5.7%
12/31/2010	1.29	972	1,250	1.25%	4.7%
12/31/2009	1.23	902	1,108	1.25%	4.1%
12/31/2008	1.18	562	663	1.25%	5.5%
12/31/2007	1.12	420	469	1.25%	4.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	1.00%	6.0%
12/31/2010	1.31	0	0	1.00%	5.0%
12/31/2009	1.25	0	0	1.00%	4.4%
12/31/2008	1.19	0	0	1.00%	5.8%
12/31/2007	1.13	0	0	1.00%	5.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.75%	6.3%
12/31/2010	1.33	0	0	0.75%	5.3%
12/31/2009	1.27	0	0	0.75%	4.7%
12/31/2008	1.21	0	0	0.75%	6.0%
12/31/2007	1.14	0	0	0.75%	5.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	0	$0	0.50%	6.5%
12/31/2010	1.36	0	0	0.50%	5.5%
12/31/2009	1.29	0	0	0.50%	4.9%
12/31/2008	1.23	0	0	0.50%	6.3%
12/31/2007	1.15	0	0	0.50%	5.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.48	0	$0	0.25%	6.8%
12/31/2010	1.38	0	0	0.25%	5.8%
12/31/2009	1.31	0	0	0.25%	5.2%
12/31/2008	1.24	0	0	0.25%	6.6%
12/31/2007	1.17	0	0	0.25%	5.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.51	341	$514	0.00%	7.1%
12/31/2010	1.41	0	0	0.00%	6.1%
12/31/2009	1.33	0	0	0.00%	5.5%
12/31/2008	1.26	0	0	0.00%	6.8%
12/31/2007	1.18	0	0	0.00%	6.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.7%
2010	4.9%
2009	3.9%
2008	3.8%
2007	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Growth - A Class - 025083403

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,639,598	$2,761,802	109,084
Receivables: investments sold	—
Payables: investments purchased	(848)
Net assets	$2,638,750

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,344,650	1,701,488	$1.38
Band 100	—	—	1.41
Band 75	—	—	1.44
Band 50	—	—	1.47
Band 25	—	—	1.50
Band 0	294,100	192,413	1.53
Total	$2,638,750	1,893,901

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$6,908
Mortality & expense charges	(18,018)
Net investment income (loss)	(11,110)

Gain (loss) on investments:
Net realized gain (loss)	136,325
Realized gain distributions	95,756
Net change in unrealized appreciation (depreciation)	(268,927)
Net gain (loss)	(36,846)

Increase (decrease) in net assets from operations	$(47,956)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,110)	$(7,450)
Net realized gain (loss)	136,325	(1,394)
Realized gain distributions	95,756	—
Net change in unrealized appreciation (depreciation)	(268,927)	113,813

Increase (decrease) in net assets from operations	(47,956)	104,969

Contract owner transactions:
Proceeds from units sold	3,002,009	244,055
Cost of units redeemed	(1,193,122)	(78,293)
Account charges	(876)	(1,503)
Increase (decrease)	1,808,011	164,259
Net increase (decrease)	1,760,055	269,228
Net assets, beginning	878,695	609,467
Net assets, ending	$2,638,750	$878,695

Units sold	2,327,419	189,319
Units redeemed	(1,054,602)	(68,710)
Net increase (decrease)	1,272,817	120,609
Units outstanding, beginning	621,084	500,475
Units outstanding, ending	1,893,901	621,084

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$4,214,880
Cost of units redeemed/account charges	(1,665,314)
Net investment income (loss)	(31,588)
Net realized gain (loss)	147,220
Realized gain distributions	95,756
Net change in unrealized appreciation (depreciation)	(122,204)
$2,638,750

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	1,701	$2,345	1.25%	-2.4%
12/31/2010	1.41	607	856	1.25%	15.9%
12/31/2009	1.22	500	609	1.25%	33.4%
12/31/2008	0.91	255	233	1.25%	-38.8%
12/31/2007	1.49	199	297	1.25%	17.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	1.00%	-2.1%
12/31/2010	1.44	0	0	1.00%	16.2%
12/31/2009	1.24	0	0	1.00%	33.8%
12/31/2008	0.92	0	0	1.00%	-38.6%
12/31/2007	1.51	0	0	1.00%	17.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	0	$0	0.75%	-1.9%
12/31/2010	1.46	0	0	0.75%	16.5%
12/31/2009	1.26	0	0	0.75%	34.1%
12/31/2008	0.94	0	0	0.75%	-38.5%
12/31/2007	1.52	0	0	0.75%	17.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.47	0	$0	0.50%	-1.6%
12/31/2010	1.49	0	0	0.50%	16.8%
12/31/2009	1.28	0	0	0.50%	34.4%
12/31/2008	0.95	0	0	0.50%	-38.3%
12/31/2007	1.54	0	0	0.50%	18.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.50	0	$0	0.25%	-1.4%
12/31/2010	1.52	0	0	0.25%	17.1%
12/31/2009	1.30	0	0	0.25%	34.8%
12/31/2008	0.96	0	0	0.25%	-38.1%
12/31/2007	1.56	0	0	0.25%	18.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.53	192	$294	0.00%	-1.2%
12/31/2010	1.55	14	22	0.00%	17.4%
12/31/2009	1.32	0	0	0.00%	35.1%
12/31/2008	0.98	0	0	0.00%	-38.0%
12/31/2007	1.57	0	0	0.00%	18.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.4%
2010	0.1%
2009	0.0%
2008	0.2%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Heritage - A Class - 025083767

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$16,614,534	$14,715,595	876,847
Receivables: investments sold	80,638
Payables: investments purchased	—
Net assets	$16,695,172

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$14,403,590	6,474,446	$2.22
Band 100	—	—	2.27
Band 75	—	—	2.32
Band 50	526,391	222,417	2.37
Band 25	—	—	2.42
Band 0	1,765,191	709,960	2.49
Total	$16,695,172	7,406,823

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(192,329)
Net investment income (loss)	(192,329)

Gain (loss) on investments:
Net realized gain (loss)	19,624
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,301,377)
Net gain (loss)	(1,281,753)

Increase (decrease) in net assets from operations	$(1,474,082)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(192,329)	$(127,904)
Net realized gain (loss)	19,624	7,390
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,301,377)	3,422,542

Increase (decrease) in net assets from operations	(1,474,082)	3,302,028

Contract owner transactions:
Proceeds from units sold	6,222,560	4,677,554
Cost of units redeemed	(4,011,760)	(1,692,268)
Account charges	(4,109)	(3,598)
Increase (decrease)	2,206,691	2,981,688
Net increase (decrease)	732,609	6,283,716
Net assets, beginning	15,962,563	9,678,847
Net assets, ending	$16,695,172	$15,962,563

Units sold	2,699,224	2,273,152
Units redeemed	(1,822,001)	(869,816)
Net increase (decrease)	877,223	1,403,336
Units outstanding, beginning	6,529,600	5,126,264
Units outstanding, ending	7,406,823	6,529,600

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$25,304,190
Cost of units redeemed/account charges	(10,502,137)
Net investment income (loss)	(460,181)
Net realized gain (loss)	44,908
Realized gain distributions	409,453
Net change in unrealized appreciation (depreciation)	1,898,939
$16,695,172

* Date of Fund Inception into Variable Account: 4/14/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.22	6,474	$14,404	1.25%	-7.9%
12/31/2010	2.42	5,700	13,770	1.25%	29.4%
12/31/2009	1.87	4,444	8,301	1.25%	34.8%
12/31/2008	1.39	2,943	4,078	1.25%	-47.0%
12/31/2007	2.61	1,926	5,031	1.25%	43.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.27	0	$0	1.00%	-7.7%
12/31/2010	2.46	0	0	1.00%	29.7%
12/31/2009	1.90	0	0	1.00%	35.2%
12/31/2008	1.40	0	0	1.00%	-46.8%
12/31/2007	2.64	0	0	1.00%	43.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.32	0	$0	0.75%	-7.5%
12/31/2010	2.51	0	0	0.75%	30.0%
12/31/2009	1.93	0	0	0.75%	35.5%
12/31/2008	1.42	0	0	0.75%	-46.7%
12/31/2007	2.67	0	0	0.75%	44.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.37	222	$526	0.50%	-7.2%
12/31/2010	2.55	175	446	0.50%	30.3%
12/31/2009	1.96	124	242	0.50%	35.8%
12/31/2008	1.44	106	152	0.50%	-46.6%
12/31/2007	2.70	61	165	0.50%	44.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.42	0	$0	0.25%	-7.0%
12/31/2010	2.60	0	0	0.25%	30.7%
12/31/2009	1.99	0	0	0.25%	36.2%
12/31/2008	1.46	0	0	0.25%	-46.4%
12/31/2007	2.73	0	0	0.25%	45.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.49	710	$1,765	0.00%	-6.8%
12/31/2010	2.67	655	1,747	0.00%	31.0%
12/31/2009	2.04	558	1,136	0.00%	36.5%
12/31/2008	1.49	338	504	0.00%	-46.3%
12/31/2007	2.78	268	744	0.00%	45.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.7%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Income & Growth - Investor Class - 02507M303

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$128,100	$125,389	5,263
Receivables: investments sold	14
Payables: investments purchased	—
Net assets	$128,114

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$128,114	117,842	$1.09
Band 100	—	—	1.11
Band 75	—	—	1.13
Band 50	—	—	1.16
Band 25	—	—	1.18
Band 0	—	—	1.28
Total	$128,114	117,842

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,069
Mortality & expense charges	(1,728)
Net investment income (loss)	341

Gain (loss) on investments:
Net realized gain (loss)	(20,791)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	24,748
Net gain (loss)	3,957

Increase (decrease) in net assets from operations	$4,298

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$341	$283
Net realized gain (loss)	(20,791)	(13,924)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	24,748	32,911

Increase (decrease) in net assets from operations	4,298	19,270

Contract owner transactions:
Proceeds from units sold	11,745	12,854
Cost of units redeemed	(63,623)	(26,818)
Account charges	(296)	(86)
Increase (decrease)	(52,174)	(14,050)
Net increase (decrease)	(47,876)	5,220
Net assets, beginning	175,990	170,770
Net assets, ending	$128,114	$175,990

Units sold	10,944	14,041
Units redeemed	(57,801)	(29,428)
Net increase (decrease)	(46,857)	(15,387)
Units outstanding, beginning	164,699	180,086
Units outstanding, ending	117,842	164,699

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$596,106
Cost of units redeemed/account charges	(486,643)
Net investment income (loss)	10,203
Net realized gain (loss)	(57,011)
Realized gain distributions	62,748
Net change in unrealized appreciation (depreciation)	2,711
$128,114

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	118	$128	1.25%	1.7%
12/31/2010	1.07	165	176	1.25%	12.7%
12/31/2009	0.95	180	171	1.25%	16.5%
12/31/2008	0.81	205	167	1.25%	-33.7%
12/31/2007	1.23	258	317	1.25%	-4.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	1.00%	2.0%
12/31/2010	1.09	0	0	1.00%	13.0%
12/31/2009	0.96	0	0	1.00%	16.7%
12/31/2008	0.83	0	0	1.00%	-33.6%
12/31/2007	1.24	0	0	1.00%	-3.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.75%	2.3%
12/31/2010	1.11	0	0	0.75%	13.2%
12/31/2009	0.98	0	0	0.75%	17.0%
12/31/2008	0.84	0	0	0.75%	-33.4%
12/31/2007	1.26	0	0	0.75%	-3.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.50%	2.5%
12/31/2010	1.13	0	0	0.50%	13.5%
12/31/2009	0.99	0	0	0.50%	17.3%
12/31/2008	0.85	0	0	0.50%	-33.2%
12/31/2007	1.27	0	0	0.50%	-3.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	0.25%	2.8%
12/31/2010	1.15	0	0	0.25%	13.8%
12/31/2009	1.01	0	0	0.25%	17.6%
12/31/2008	0.86	0	0	0.25%	-33.1%
12/31/2007	1.28	0	0	0.25%	-3.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	0	$0	0.00%	3.0%
12/31/2010	1.24	0	0	0.00%	14.1%
12/31/2009	1.09	0	0	0.00%	17.9%
12/31/2008	0.92	0	0	0.00%	-32.9%
12/31/2007	1.37	0	0	0.00%	-2.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	1.3%
2009	1.9%
2008	1.8%
2007	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century International Bond - A Class - 025082207

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.04
Band 100	—	—	1.05
Band 75	—	—	1.06
Band 50	—	—	1.07
Band 25	—	—	1.08
Band 0	—	—	1.08
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(1)
Net investment income (loss)	(1)

Gain (loss) on investments:
Net realized gain (loss)	(16)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	18
Net gain (loss)	2

Increase (decrease) in net assets from operations	$1

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1)	$21
Net realized gain (loss)	(16)	—
Realized gain distributions	—	4
Net change in unrealized appreciation (depreciation)	18	(18)

Increase (decrease) in net assets from operations	1	7

Contract owner transactions:
Proceeds from units sold	3	782
Cost of units redeemed	(793)	—
Account charges	—	—
Increase (decrease)	(790)	782
Net increase (decrease)	(789)	789
Net assets, beginning	789	—
Net assets, ending	$—	$789

Units sold	3	788
Units redeemed	(791)	—
Net increase (decrease)	(788)	788
Units outstanding, beginning	788	—
Units outstanding, ending	—	788

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$785
Cost of units redeemed/account charges	(793)
Net investment income (loss)	20
Net realized gain (loss)	(16)
Realized gain distributions	4
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	1.25%	4.2%
12/31/2010	1.00	1	1	1.25%	-1.3%
12/31/2009	1.01	0	0	1.25%	5.1%
12/31/2008	0.97	0	0	1.25%	-3.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	1.00%	4.4%
12/31/2010	1.01	0	0	1.00%	-1.1%
12/31/2009	1.02	0	0	1.00%	5.3%
12/31/2008	0.97	0	0	1.00%	-3.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.75%	4.7%
12/31/2010	1.01	0	0	0.75%	-0.8%
12/31/2009	1.02	0	0	0.75%	5.6%
12/31/2008	0.97	0	0	0.75%	-3.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.50%	4.9%
12/31/2010	1.02	0	0	0.50%	-0.6%
12/31/2009	1.02	0	0	0.50%	5.9%
12/31/2008	0.97	0	0	0.50%	-3.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.25%	5.2%
12/31/2010	1.02	0	0	0.25%	-0.3%
12/31/2009	1.03	0	0	0.25%	6.1%
12/31/2008	0.97	0	0	0.25%	-3.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.00%	5.5%
12/31/2010	1.03	0	0	0.00%	-0.1%
12/31/2009	1.03	0	0	0.00%	6.4%
12/31/2008	0.97	0	0	0.00%	-3.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	7.4%
2009	0.0%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century International Bond - Investor Class - 025082108

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$72	$72	5
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$72

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$72	69	$1.05
Band 100	—	—	1.06
Band 75	—	—	1.07
Band 50	—	—	1.07
Band 25	—	—	1.08
Band 0	—	—	1.09
Total	$72	69

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1
Mortality & expense charges	—
Net investment income (loss)	1

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	1
Net gain (loss)	1

Increase (decrease) in net assets from operations	$2

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	1	(1)

Increase (decrease) in net assets from operations	2	(1)

Contract owner transactions:
Proceeds from units sold	61	10
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	61	10
Net increase (decrease)	63	9
Net assets, beginning	9	—
Net assets, ending	$72	$9

Units sold	60	9
Units redeemed	—	—
Net increase (decrease)	60	9
Units outstanding, beginning	9	—
Units outstanding, ending	69	9

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$71
Cost of units redeemed/account charges	—
Net investment income (loss)	1
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$72

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	1.25%	4.4%
12/31/2010	1.01	0	0	1.25%	-1.1%
12/31/2009	1.02	0	0	1.25%	5.4%
12/31/2008	0.97	0	0	1.25%	-3.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	1.00%	4.7%
12/31/2010	1.01	0	0	1.00%	-0.8%
12/31/2009	1.02	0	0	1.00%	5.7%
12/31/2008	0.97	0	0	1.00%	-3.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.75%	4.9%
12/31/2010	1.02	0	0	0.75%	-0.6%
12/31/2009	1.02	0	0	0.75%	5.9%
12/31/2008	0.97	0	0	0.75%	-3.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.50%	5.2%
12/31/2010	1.02	0	0	0.50%	-0.3%
12/31/2009	1.03	0	0	0.50%	6.2%
12/31/2008	0.97	0	0	0.50%	-3.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.25%	5.5%
12/31/2010	1.03	0	0	0.25%	-0.1%
12/31/2009	1.03	0	0	0.25%	6.5%
12/31/2008	0.97	0	0	0.25%	-3.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	0.00%	5.7%
12/31/2010	1.03	0	0	0.00%	0.2%
12/31/2009	1.03	0	0	0.00%	6.7%
12/31/2008	0.97	0	0	0.00%	-3.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.5%
2010	0.0%
2009	0.0%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century International Discovery - A Class - 025086802

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$129,294	$121,294	16,083
Receivables: investments sold	10,633
Payables: investments purchased	—
Net assets	$139,927

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$139,927	239,843	$0.58
Band 100	—	—	0.59
Band 75	—	—	0.60
Band 50	—	—	0.60
Band 25	—	—	0.61
Band 0	—	—	0.61
Total	$139,927	239,843

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(1,926)
Net investment income (loss)	(1,926)

Gain (loss) on investments:
Net realized gain (loss)	(4,486)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(21,959)
Net gain (loss)	(26,445)

Increase (decrease) in net assets from operations	$(28,371)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,926)	$(1,688)
Net realized gain (loss)	(4,486)	(1,110)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(21,959)	31,088

Increase (decrease) in net assets from operations	(28,371)	28,290

Contract owner transactions:
Proceeds from units sold	46,576	39,172
Cost of units redeemed	(49,565)	(5,876)
Account charges	(210)	(36)
Increase (decrease)	(3,199)	33,260
Net increase (decrease)	(31,570)	61,550
Net assets, beginning	171,497	109,947
Net assets, ending	$139,927	$171,497

Units sold	85,569	66,666
Units redeemed	(86,722)	(9,266)
Net increase (decrease)	(1,153)	57,400
Units outstanding, beginning	240,996	183,596
Units outstanding, ending	239,843	240,996

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$209,006
Cost of units redeemed/account charges	(62,779)
Net investment income (loss)	(4,436)
Net realized gain (loss)	(9,864)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	8,000
$139,927

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$0.58	240	$140	1.25%	-18.0%
12/31/2010	0.71	241	171	1.25%	18.8%
12/31/2009	0.60	184	110	1.25%	32.4%
12/31/2008	0.45	102	46	1.25%	-52.9%
12/31/2007	0.96	0	0	1.25%	-4.0%

	Band 100
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$0.59	0	$0	1.00%	-17.8%
12/31/2010	0.72	0	0	1.00%	19.1%
12/31/2009	0.60	0	0	1.00%	32.8%
12/31/2008	0.45	0	0	1.00%	-52.8%
12/31/2007	0.96	0	0	1.00%	-4.0%

	Band 75
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$0.60	0	$0	0.75%	-17.6%
12/31/2010	0.72	0	0	0.75%	19.4%
12/31/2009	0.61	0	0	0.75%	33.1%
12/31/2008	0.45	0	0	0.75%	-52.6%
12/31/2007	0.96	0	0	0.75%	-4.0%

	Band 50
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$0.60	0	$0	0.50%	-17.4%
12/31/2010	0.73	0	0	0.50%	19.7%
12/31/2009	0.61	0	0	0.50%	33.4%
12/31/2008	0.46	0	0	0.50%	-52.5%
12/31/2007	0.96	0	0	0.50%	-4.0%

	Band 25
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$0.61	0	$0	0.25%	-17.2%
12/31/2010	0.73	0	0	0.25%	20.0%
12/31/2009	0.61	0	0	0.25%	33.8%
12/31/2008	0.46	0	0	0.25%	-52.4%
12/31/2007	0.96	0	0	0.25%	-3.9%

	Band 0
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$0.61	0	$0	0.00%	-17.0%
12/31/2010	0.74	0	0	0.00%	20.3%
12/31/2009	0.62	0	0	0.00%	34.1%
12/31/2008	0.46	0	0	0.00%	-52.3%
12/31/2007	0.96	0	0	0.00%	-3.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.6%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century International Discovery - Investor Class - 025086505

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,063	$3,305	351
Receivables: investments sold	71
Payables: investments purchased	—
Net assets	$3,134

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$3,134	5,323	$0.59
Band 100	—	—	0.59
Band 75	—	—	0.60
Band 50	—	—	0.61
Band 25	—	—	0.61
Band 0	—	—	0.62
Total	$3,134	5,323

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(32)
Net investment income (loss)	(32)

Gain (loss) on investments:
Net realized gain (loss)	9
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(579)
Net gain (loss)	(570)

Increase (decrease) in net assets from operations	$(602)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(32)	$(11)
Net realized gain (loss)	9	(2)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(579)	214

Increase (decrease) in net assets from operations	(602)	201

Contract owner transactions:
Proceeds from units sold	2,534	390
Cost of units redeemed	(77)	—
Account charges	—	—
Increase (decrease)	2,457	390
Net increase (decrease)	1,855	591
Net assets, beginning	1,279	688
Net assets, ending	$3,134	$1,279

Units sold	3,660	641
Units redeemed	(122)	—
Net increase (decrease)	3,538	641
Units outstanding, beginning	1,785	1,144
Units outstanding, ending	5,323	1,785

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,494
Cost of units redeemed/account charges	(77)
Net investment income (loss)	(46)
Net realized gain (loss)	5
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(242)
$3,134

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$0.59	5	$3	1.25%	-17.8%
12/31/2010	0.72	2	1	1.25%	19.1%
12/31/2009	0.60	1	1	1.25%	32.8%
12/31/2008	0.45	0	0	1.25%	-52.8%
12/31/2007	0.96	0	0	1.25%	-4.1%

	Band 100
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$0.59	0	$0	1.00%	-17.6%
12/31/2010	0.72	0	0	1.00%	19.4%
12/31/2009	0.60	0	0	1.00%	33.1%
12/31/2008	0.45	0	0	1.00%	-52.7%
12/31/2007	0.96	0	0	1.00%	-4.0%

	Band 75
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$0.60	0	$0	0.75%	-17.4%
12/31/2010	0.73	0	0	0.75%	19.7%
12/31/2009	0.61	0	0	0.75%	33.5%
12/31/2008	0.46	0	0	0.75%	-52.5%
12/31/2007	0.96	0	0	0.75%	-4.0%

	Band 50
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$0.61	0	$0	0.50%	-17.2%
12/31/2010	0.73	0	0	0.50%	20.0%
12/31/2009	0.61	0	0	0.50%	33.8%
12/31/2008	0.46	0	0	0.50%	-52.4%
12/31/2007	0.96	0	0	0.50%	-4.0%

	Band 25
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$0.61	0	$0	0.25%	-17.0%
12/31/2010	0.74	0	0	0.25%	20.3%
12/31/2009	0.61	0	0	0.25%	34.1%
12/31/2008	0.46	0	0	0.25%	-52.3%
12/31/2007	0.96	0	0	0.25%	-3.9%

	Band 0
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$0.62	0	$0	0.00%	-16.8%
12/31/2010	0.75	0	0	0.00%	20.6%
12/31/2009	0.62	0	0	0.00%	34.5%
12/31/2008	0.46	0	0	0.00%	-52.2%
12/31/2007	0.96	0	0	0.00%	-3.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.5%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century International Growth - A Class - 025086406

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$325,788	$349,260	34,383
Receivables: investments sold	6,355
Payables: investments purchased	—
Net assets	$332,143

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$332,143	201,409	$1.65
Band 100	—	—	1.68
Band 75	—	—	1.72
Band 50	—	—	1.75
Band 25	—	—	1.79
Band 0	—	—	1.84
Total	$332,143	201,409

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,403
Mortality & expense charges	(4,203)
Net investment income (loss)	(1,800)

Gain (loss) on investments:
Net realized gain (loss)	53,112
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(99,553)
Net gain (loss)	(46,441)

Increase (decrease) in net assets from operations	$(48,241)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,800)	$(1,031)
Net realized gain (loss)	53,112	(7,724)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(99,553)	42,332

Increase (decrease) in net assets from operations	(48,241)	33,577

Contract owner transactions:
Proceeds from units sold	259,413	111,521
Cost of units redeemed	(192,950)	(71,696)
Account charges	(118)	(128)
Increase (decrease)	66,345	39,697
Net increase (decrease)	18,104	73,274
Net assets, beginning	314,039	240,765
Net assets, ending	$332,143	$314,039

Units sold	143,711	66,322
Units redeemed	(107,659)	(43,018)
Net increase (decrease)	36,052	23,304
Units outstanding, beginning	165,357	142,053
Units outstanding, ending	201,409	165,357

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$902,290
Cost of units redeemed/account charges	(561,194)
Net investment income (loss)	(5,424)
Net realized gain (loss)	2,090
Realized gain distributions	17,853
Net change in unrealized appreciation (depreciation)	(23,472)
$332,143

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$1.65	201	$332	1.25%	-13.2%
12/31/2010	1.90	165	314	1.25%	12.1%
12/31/2009	1.69	142	241	1.25%	32.1%
12/31/2008	1.28	83	106	1.25%	-46.0%
12/31/2007	2.38	142	337	1.25%	15.4%

	Band 100
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$1.68	0	$0	1.00%	-12.9%
12/31/2010	1.93	0	0	1.00%	12.3%
12/31/2009	1.72	0	0	1.00%	32.4%
12/31/2008	1.30	0	0	1.00%	-45.9%
12/31/2007	2.40	0	0	1.00%	15.7%

	Band 75
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$1.72	0	$0	0.75%	-12.7%
12/31/2010	1.97	0	0	0.75%	12.6%
12/31/2009	1.75	0	0	0.75%	32.7%
12/31/2008	1.32	0	0	0.75%	-45.8%
12/31/2007	2.43	0	0	0.75%	16.0%

	Band 50
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$1.75	0	$0	0.50%	-12.5%
12/31/2010	2.01	0	0	0.50%	12.9%
12/31/2009	1.78	0	0	0.50%	33.1%
12/31/2008	1.33	0	0	0.50%	-45.6%
12/31/2007	2.46	0	0	0.50%	16.3%

	Band 25
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$1.79	0	$0	0.25%	-12.3%
12/31/2010	2.04	0	0	0.25%	13.2%
12/31/2009	1.80	0	0	0.25%	33.4%
12/31/2008	1.35	0	0	0.25%	-45.5%
12/31/2007	2.48	0	0	0.25%	16.6%

	Band 0
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$1.84	0	$0	0.00%	-12.1%
12/31/2010	2.09	0	0	0.00%	13.5%
12/31/2009	1.84	0	0	0.00%	33.7%
12/31/2008	1.38	0	0	0.00%	-45.4%
12/31/2007	2.52	0	0	0.00%	16.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.7%
2010	0.9%
2009	0.8%
2008	0.8%
2007	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century International Growth - Investor Class - 025086109

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,785,154	$1,894,621	185,868
Receivables: investments sold	2,899
Payables: investments purchased	—
Net assets	$1,788,053

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,788,053	847,501	$2.11
Band 100	—	—	2.15
Band 75	—	—	2.20
Band 50	—	—	2.24
Band 25	—	—	2.29
Band 0	—	—	2.63
Total	$1,788,053	847,501

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$24,487
Mortality & expense charges	(26,511)
Net investment income (loss)	(2,024)

Gain (loss) on investments:
Net realized gain (loss)	(163,118)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(132,452)
Net gain (loss)	(295,570)

Increase (decrease) in net assets from operations	$(297,594)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,024)	$2,570
Net realized gain (loss)	(163,118)	(60,693)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(132,452)	282,627

Increase (decrease) in net assets from operations	(297,594)	224,504

Contract owner transactions:
Proceeds from units sold	655,641	478,617
Cost of units redeemed	(607,504)	(138,936)
Account charges	(271)	(162)
Increase (decrease)	47,866	339,519
Net increase (decrease)	(249,728)	564,023
Net assets, beginning	2,037,781	1,473,758
Net assets, ending	$1,788,053	$2,037,781

Units sold	314,028	264,726
Units redeemed	(307,456)	(106,714)
Net increase (decrease)	6,572	158,012
Units outstanding, beginning	840,929	682,917
Units outstanding, ending	847,501	840,929

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$6,027,638
Cost of units redeemed/account charges	(4,531,907)
Net investment income (loss)	(16,305)
Net realized gain (loss)	328,684
Realized gain distributions	89,410
Net change in unrealized appreciation (depreciation)	(109,467)
$1,788,053

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$2.11	848	$1,788	1.25%	-12.9%
12/31/2010	2.42	841	2,038	1.25%	12.3%
12/31/2009	2.16	683	1,474	1.25%	32.4%
12/31/2008	1.63	589	961	1.25%	-45.9%
12/31/2007	3.01	556	1,675	1.25%	15.8%

	Band 100
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$2.15	0	$0	1.00%	-12.7%
12/31/2010	2.47	0	0	1.00%	12.6%
12/31/2009	2.19	0	0	1.00%	32.7%
12/31/2008	1.65	0	0	1.00%	-45.8%
12/31/2007	3.05	0	0	1.00%	16.1%

	Band 75
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$2.20	0	$0	0.75%	-12.5%
12/31/2010	2.51	0	0	0.75%	12.9%
12/31/2009	2.23	0	0	0.75%	33.0%
12/31/2008	1.67	0	0	0.75%	-45.6%
12/31/2007	3.08	0	0	0.75%	16.4%

	Band 50
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$2.24	0	$0	0.50%	-12.3%
12/31/2010	2.56	0	0	0.50%	13.1%
12/31/2009	2.26	0	0	0.50%	33.4%
12/31/2008	1.70	0	0	0.50%	-45.5%
12/31/2007	3.11	0	0	0.50%	16.7%

	Band 25
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$2.29	0	$0	0.25%	-12.1%
12/31/2010	2.61	0	0	0.25%	13.4%
12/31/2009	2.30	0	0	0.25%	33.7%
12/31/2008	1.72	0	0	0.25%	-45.3%
12/31/2007	3.14	0	0	0.25%	17.0%

	Band 0
				Expense as
		Units		a % of
	Unit Value	Outstanding (000s)	Net Assets (000s)	Average Net Assets	Total Return
12/31/2011	$2.63	0	$0	0.00%	-11.8%
12/31/2010	2.99	0	0	0.00%	13.7%
12/31/2009	2.63	0	0	0.00%	34.0%
12/31/2008	1.96	0	0	0.00%	-45.2%
12/31/2007	3.58	0	0	0.00%	17.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.3%
2010	1.4%
2009	0.9%
2008	1.4%
2007	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Large Company Value - A Class - 025076787

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,722,987	$1,563,434	314,234
Receivables: investments sold	2,160
Payables: investments purchased	—
Net assets	$1,725,147

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,073,893	785,241	$1.37
Band 100	—	—	1.40
Band 75	—	—	1.43
Band 50	—	—	1.45
Band 25	—	—	1.49
Band 0	651,254	423,275	1.54
Total	$1,725,147	1,208,516

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$28,451
Mortality & expense charges	(15,183)
Net investment income (loss)	13,268

Gain (loss) on investments:
Net realized gain (loss)	(252,334)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	261,384
Net gain (loss)	9,050

Increase (decrease) in net assets from operations	$22,318

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,268	$11,442
Net realized gain (loss)	(252,334)	(135,931)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	261,384	326,448

Increase (decrease) in net assets from operations	22,318	201,959

Contract owner transactions:
Proceeds from units sold	264,055	252,855
Cost of units redeemed	(829,758)	(236,377)
Account charges	(258)	(263)
Increase (decrease)	(565,961)	16,215
Net increase (decrease)	(543,643)	218,174
Net assets, beginning	2,268,790	2,050,616
Net assets, ending	$1,725,147	$2,268,790

Units sold	221,492	287,404
Units redeemed	(621,687)	(281,351)
Net increase (decrease)	(400,195)	6,053
Units outstanding, beginning	1,608,711	1,602,658
Units outstanding, ending	1,208,516	1,608,711

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$5,853,934
Cost of units redeemed/account charges	(3,792,435)
Net investment income (loss)	95,259
Net realized gain (loss)	(731,540)
Realized gain distributions	140,376
Net change in unrealized appreciation (depreciation)	159,553
$1,725,147

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	785	$1,074	1.25%	-0.2%
12/31/2010	1.37	1,189	1,629	1.25%	9.5%
12/31/2009	1.25	1,236	1,547	1.25%	18.7%
12/31/2008	1.05	1,366	1,440	1.25%	-38.1%
12/31/2007	1.70	1,338	2,280	1.25%	-2.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	1.00%	0.0%
12/31/2010	1.40	0	0	1.00%	9.8%
12/31/2009	1.27	0	0	1.00%	19.0%
12/31/2008	1.07	0	0	1.00%	-37.9%
12/31/2007	1.72	0	0	1.00%	-2.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.75%	0.3%
12/31/2010	1.42	0	0	0.75%	10.1%
12/31/2009	1.29	0	0	0.75%	19.3%
12/31/2008	1.08	0	0	0.75%	-37.8%
12/31/2007	1.74	0	0	0.75%	-2.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	0	$0	0.50%	05%
12/31/2010	1.45	0	0	0.50%	10.3%
12/31/2009	1.31	0	0	0.50%	196%
12/31/2008	1.10	0	0	0.50%	-37.6%
12/31/2007	1.76	0	0	0.50%	-2.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.49	0	$0	0.25%	0.8%
12/31/2010	1.47	0	0	0.25%	10.6%
12/31/2009	1.33	0	0	0.25%	19.9%
12/31/2008	1.11	0	0	0.25%	-37.5%
12/31/2007	1.78	0	0	0.25%	-1.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.54	423	$651	0.00%	1.0%
12/31/2010	1.52	420	639	0.00%	10.9%
12/31/2009	1.37	367	504	0.00%	20.2%
12/31/2008	1.14	274	313	0.00%	-37.3%
12/31/2007	1.82	223	407	0.00%	-1.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	1.4%
2009	1.9%
2008	2.3%
2007	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century LIVESTRONG 2015 Portfolio - A Class - 02507F209

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$11,031,006	$10,839,332	956,894
Receivables: investments sold	—
Payables: investments purchased	(36,291)
Net assets	$10,994,715

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$10,867,045	8,380,520	$1.30
Band 100	—	—	1.31
Band 75	—	—	1.31
Band 50	—	—	1.32
Band 25	—	—	1.33
Band 0	127,670	95,232	1.34
Total	$10,994,715	8,475,752

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$226,898
Mortality & expense charges	(110,142)
Net investment income (loss)	116,756

Gain (loss) on investments:
Net realized gain (loss)	139,636
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(150,321)
Net gain (loss)	(10,685)

Increase (decrease) in net assets from operations	$106,071

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$116,756	$61,381
Net realized gain (loss)	139,636	2,477
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(150,321)	360,325

Increase (decrease) in net assets from operations	106,071	424,183

Contract owner transactions:
Proceeds from units sold	7,278,656	5,350,964
Cost of units redeemed	(2,604,441)	(1,478,322)
Account charges	(10,101)	(2,487)
Increase (decrease)	4,664,114	3,870,155
Net increase (decrease)	4,770,185	4,294,338
Net assets, beginning	6,224,530	1,930,192
Net assets, ending	$10,994,715	$6,224,530

Units sold	5,779,622	4,654,529
Units redeemed	(2,180,219)	(1,429,838)
Net increase (decrease)	3,599,403	3,224,691
Units outstanding, beginning	4,876,349	1,651,658
Units outstanding, ending	8,475,752	4,876,349

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$14,565,061
Cost of units redeemed/account charges	(4,097,286)
Net investment income (loss)	193,136
Net realized gain (loss)	142,130
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	191,674
$10,994,715

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	8,381	$10,867	1.25%	1.6%
12/31/2010	1.28	4,778	6,096	1.25%	9.2%
12/31/2009	1.17	1,638	1,914	1.25%	16.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.31	0	$0	1.00%	1.9%
12/31/2010	1.28	0	0	1.00%	9.5%
12/31/2009	1.17	0	0	1.00%	17.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.31	0	$0	0.75%	2.1%
12/31/2010	1.29	0	0	0.75%	9.7%
12/31/2009	1.17	0	0	0.75%	17.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	0.50%	2.4%
12/31/2010	1.29	0	0	0.50%	10.0%
12/31/2009	1.17	0	0	0.50%	17.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.33	0	$0	0.25%	2.6%
12/31/2010	1.30	0	0	0.25%	10.3%
12/31/2009	1.18	0	0	0.25%	17.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	95	$128	0.00%	2.9%
12/31/2010	1.30	99	129	0.00%	10.6%
12/31/2009	1.18	14	17	0.00%	17.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.6%
2010	2.7%
2009	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century LIVESTRONG 2015 Portfolio - Investor Class - 02507F100

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$6,542,732	$6,607,179	585,549
Receivables: investments sold	185,229
Payables: investments purchased	—
Net assets	$6,727,961

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$5,428,523	$4,159,692	$1.31
Band 100	—	—	1.31
Band 75	—	—	1.32
Band 50	—	—	1.33
Band 25	—	—	1.34
Band 0	1,299,438	963,099	1.35
Total	$6,727,961	5,122,791

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$149,295
Mortality & expense charges	(51,900)
Net investment income (loss)	97,395

Gain (loss) on investments:
Net realized gain (loss)	166,171
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(147,087)
Net gain (loss)	19,084

Increase (decrease) in net assets from operations	$116,479

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$97,395	$75,872
Net realized gain (loss)	166,171	12,854
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(147,087)	83,904

Increase (decrease) in net assets from operations	116,479	172,630

Contract owner transactions:
Proceeds from units sold	4,849,477	6,372,787
Cost of units redeemed	(2,960,080)	(1,884,912)
Account charges	(3,834)	(1,876)
Increase (decrease)	1,885,563	4,485,999
Net increase (decrease)	2,002,042	4,658,629
Net assets, beginning	4,725,919	67,290
Net assets, ending	$6,727,961	$4,725,919

Units sold	3,850,958	6,652,188
Units redeemed	(2,408,011)	(3,029,848)
Net increase (decrease)	1,442,947	3,622,340
Units outstanding, beginning	3,679,844	57,504
Units outstanding, ending	5,122,791	3,679,844

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$11,289,652
Cost of units redeemed/account charges	(4,850,702)
Net investment income (loss)	174,433
Net realized gain (loss)	179,025
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(64,447)
$6,727,961

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.31	4,160	$5,429	1.25%	1.9%
12/31/2010	1.28	3,223	4,129	1.25%	9.5%
12/31/2009	1.17	58	67	1.25%	17.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.31	0	$0	1.00%	2.1%
12/31/2010	1.29	0	0	1.00%	9.7%
12/31/2009	1.17	0	0	1.00%	17.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	0.75%	2.4%
12/31/2010	1.29	0	0	0.75%	10.0%
12/31/2009	1.17	0	0	0.75%	17.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.33	0	$0	0.50%	2.6%
12/31/2010	1.30	0	0	0.50%	10.3%
12/31/2009	1.18	0	0	0.50%	17.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	0	$0	0.25%	2.9%
12/31/2010	1.30	0	0	0.25%	10.6%
12/31/2009	1.18	0	0	0.25%	17.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	963	$1,299	0.00%	3.2%
12/31/2010	1.31	456	597	0.00%	10.8%
12/31/2009	1.18	0	0	0.00%	18.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.6%
2010	4.0%
2009	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century LIVESTRONG 2020 Portfolio - A Class - 02507F662

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$9,647,842	$9,557,607	971,524
Receivables: investments sold	9,107
Payables: investments purchased	—
Net assets	$9,656,949

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$9,102,403	6,921,485	$1.32
Band 100	—	—	1.32
Band 75	—	—	1.33
Band 50	—	—	1.34
Band 25	—	—	1.35
Band 0	554,546	407,867	1.36
Total	$9,656,949	7,329,352

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$189,310
Mortality & expense charges	(91,300)
Net investment income (loss)	98,010

Gain (loss) on investments:
Net realized gain (loss)	186,573
Realized gain distributions	32,420
Net change in unrealized appreciation (depreciation)	(276,656)
Net gain (loss)	(57,663)

Increase (decrease) in net assets from operations	$40,347

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$98,010	$54,029
Net realized gain (loss)	186,573	33,597
Realized gain distributions	32,420	1,783
Net change in unrealized appreciation (depreciation)	(276,656)	380,378

Increase (decrease) in net assets from operations	40,347	469,787

Contract owner transactions:
Proceeds from units sold	6,366,800	5,363,874
Cost of units redeemed	(2,402,506)	(2,108,812)
Account charges	(8,248)	(3,504)
Increase (decrease)	3,956,046	3,251,558
Net increase (decrease)	3,996,393	3,721,345
Net assets, beginning	5,660,556	1,939,211
Net assets, ending	$9,656,949	$5,660,556

Units sold	5,036,674	4,483,188
Units redeemed	(2,038,954)	(1,791,879)
Net increase (decrease)	2,997,720	2,691,309
Units outstanding, beginning	4,331,632	1,640,323
Units outstanding, ending	7,329,352	4,331,632

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$13,679,689
Cost of units redeemed/account charges	(4,533,665)
Net investment income (loss)	164,611
Net realized gain (loss)	220,591
Realized gain distributions	35,488
Net change in unrealized appreciation (depreciation)	90,235
$9,656,949

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	6,921	$9,102	1.25%	1.0%
12/31/2010	1.30	3,625	4,721	1.25%	10.2%
12/31/2009	1.18	1,640	1,939	1.25%	18.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	1.00%	1.2%
12/31/2010	1.31	0	0	1.00%	10.4%
12/31/2009	1.18	0	0	1.00%	18.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.33	0	$0	0.75%	1.5%
12/31/2010	1.31	0	0	0.75%	10.7%
12/31/2009	1.19	0	0	0.75%	18.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	0	$0	0.50%	1.7%
12/31/2010	1.32	0	0	0.50%	11.0%
12/31/2009	1.19	0	0	0.50%	18.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	0.25%	2.0%
12/31/2010	1.32	0	0	0.25%	11.3%
12/31/2009	1.19	0	0	0.25%	19.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	408	$555	0.00%	2.2%
12/31/2010	1.33	707	940	0.00%	11.5%
12/31/2009	1.19	0	0	0.00%	19.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.5%
2010	2.4%
2009	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century LIVESTRONG 2020 Portfolio - Investor Class - 02507F696

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$9,650,462	$9,656,555	973,645
Receivables: investments sold	27,569
Payables: investments purchased	—
Net assets	$9,678,031

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$8,532,760	6,448,379	$1.32
Band 100	—	—	1.33
Band 75	—	—	1.34
Band 50	—	—	1.35
Band 25	—	—	1.36
Band 0	1,145,271	837,155	1.37
Total	$9,678,031	7,285,534

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$212,029
Mortality & expense charges	(72,491)
Net investment income (loss)	139,538

Gain (loss) on investments:
Net realized gain (loss)	71,489
Realized gain distributions	32,214
Net change in unrealized appreciation (depreciation)	(180,251)
Net gain (loss)	(76,548)

Increase (decrease) in net assets from operations	$62,990

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$139,538	$75,295
Net realized gain (loss)	71,489	10,341
Realized gain distributions	32,214	1,606
Net change in unrealized appreciation (depreciation)	(180,251)	174,158

Increase (decrease) in net assets from operations	62,990	261,400

Contract owner transactions:
Proceeds from units sold	8,406,906	5,600,449
Cost of units redeemed	(3,917,321)	(733,929)
Account charges	(1,777)	(687)
Increase (decrease)	4,487,808	4,865,833
Net increase (decrease)	4,550,798	5,127,233
Net assets, beginning	5,127,233	—
Net assets, ending	$9,678,031	$5,127,233

Units sold	6,331,073	5,315,596
Units redeemed	(2,959,233)	(1,401,902)
Net increase (decrease)	3,371,840	3,913,694
Units outstanding, beginning	3,913,694	—
Units outstanding, ending	7,285,534	3,913,694

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$14,007,355
Cost of units redeemed/account charges	(4,653,714)
Net investment income (loss)	214,833
Net realized gain (loss)	81,830
Realized gain distributions	33,820
Net change in unrealized appreciation (depreciation)	(6,093)
$9,678,031

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	6,448	$8,533	1.25%	1.2%
12/31/2010	1.31	3,499	4,574	1.25%	10.3%
12/31/2009	1.18	0	0	1.25%	18.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.33	0	$0	1.00%	1.5%
12/31/2010	1.31	0	0	1.00%	10.6%
12/31/2009	1.19	0	0	1.00%	18.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	0	$0	0.75%	1.7%
12/31/2010	1.32	0	0	0.75%	10.9%
12/31/2009	1.19	0	0	0.75%	18.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	0.50%	2.0%
12/31/2010	1.32	0	0	0.50%	11.1%
12/31/2009	1.19	0	0	0.50%	19.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	0	$0	0.25%	2.2%
12/31/2010	1.33	0	0	0.25%	11.4%
12/31/2009	1.19	0	0	0.25%	19.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	837	$1,145	0.00%	2.5%
12/31/2010	1.33	415	553	0.00%	11.7%
12/31/2009	1.19	0	0	0.00%	19.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.9%
2010	3.7%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century LIVESTRONG 2025 Portfolio - A Class - 02507F605

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$11,077,472	$10,828,740	955,729
Receivables: investments sold	8,985
Payables: investments purchased	—
Net assets	$11,086,457

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$10,431,057	7,831,506	$1.33
Band 100	—	—	1.34
Band 75	—	—	1.35
Band 50	—	—	1.36
Band 25	—	—	1.37
Band 0	655,400	475,952	1.38
Total	$11,086,457	8,307,458

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$212,693
Mortality & expense charges	(97,859)
Net investment income (loss)	114,834

Gain (loss) on investments:
Net realized gain (loss)	29,686
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(180,092)
Net gain (loss)	(150,406)

Increase (decrease) in net assets from operations	$(35,572)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$114,834	$48,674
Net realized gain (loss)	29,686	8,500
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(180,092)	437,705

Increase (decrease) in net assets from operations	(35,572)	494,879

Contract owner transactions:
Proceeds from units sold	7,100,502	4,357,545
Cost of units redeemed	(1,712,984)	(566,894)
Account charges	(7,926)	(3,378)
Increase (decrease)	5,379,592	3,787,273
Net increase (decrease)	5,344,020	4,282,152
Net assets, beginning	5,742,437	1,460,285
Net assets, ending	$11,086,457	$5,742,437

Units sold	5,360,563	3,804,573
Units redeemed	(1,366,873)	(709,797)
Net increase (decrease)	3,993,690	3,094,776
Units outstanding, beginning	4,313,768	1,218,992
Units outstanding, ending	8,307,458	4,313,768

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$12,923,273
Cost of units redeemed/account charges	(2,295,225)
Net investment income (loss)	171,388
Net realized gain (loss)	38,289
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	248,732
$11,086,457

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.33	7,832	$10,431	1.25%	0.3%
12/31/2010	1.33	3,898	5,178	1.25%	10.9%
12/31/2009	1.20	1,219	1,460	1.25%	19.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	0	$0	1.00%	0.5%
12/31/2010	1.33	0	0	1.00%	11.2%
12/31/2009	1.20	0	0	1.00%	20.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	0.75%	0.8%
12/31/2010	1.34	0	0	0.75%	11.5%
12/31/2009	1.20	0	0	0.75%	20.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	0	$0	0.50%	1.0%
12/31/2010	1.35	0	0	0.50%	11.7%
12/31/2009	1.20	0	0	0.50%	20.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	0.25%	1.3%
12/31/2010	1.35	0	0	0.25%	12.0%
12/31/2009	1.21	0	0	0.25%	20.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	476	$655	0.00%	1.5%
12/31/2010	1.36	416	564	0.00%	12.3%
12/31/2009	1.21	0	0	0.00%	20.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.5%
2010	2.5%
2009	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century LIVESTRONG 2025 Portfolio - Investor Class - 02507F506

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$8,131,725	$8,035,349	695,705
Receivables: investments sold	—
Payables: investments purchased	(61,538)
Net assets	$8,070,187

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$6,834,506	5,098,654	$1.34
Band 100	—	—	1.35
Band 75	—	—	1.36
Band 50	—	—	1.37
Band 25	—	—	1.38
Band 0	1,235,681	891,632	1.39
Total	$8,070,187	5,990,286

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$175,873
Mortality & expense charges	(64,272)
Net investment income (loss)	111,601

Gain (loss) on investments:
Net realized gain (loss)	115,656
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(161,831)
Net gain (loss)	(46,175)

Increase (decrease) in net assets from operations	$65,426

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$111,601	$73,123
Net realized gain (loss)	115,656	3,654
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(161,831)	258,543

Increase (decrease) in net assets from operations	65,426	335,320

Contract owner transactions:
Proceeds from units sold	5,640,407	5,493,685
Cost of units redeemed	(3,051,471)	(448,271)
Account charges	(2,603)	(614)
Increase (decrease)	2,586,333	5,044,800
Net increase (decrease)	2,651,759	5,380,120
Net assets, beginning	5,418,428	38,308
Net assets, ending	$8,070,187	$5,418,428

Units sold	4,231,166	4,645,369
Units redeemed	(2,292,422)	(625,761)
Net increase (decrease)	1,938,744	4,019,608
Units outstanding, beginning	4,051,542	31,934
Units outstanding, ending	5,990,286	4,051,542

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$11,172,354
Cost of units redeemed/account charges	(3,502,959)
Net investment income (loss)	185,106
Net realized gain (loss)	119,310
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	96,376
$8,070,187

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	5,099	$6,835	1.25%	0.5%
12/31/2010	1.33	3,517	4,691	1.25%	11.2%
12/31/2009	1.20	32	38	1.25%	20.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	1.00%	0.8%
12/31/2010	1.34	0	0	1.00%	11.5%
12/31/2009	1.20	0	0	1.00%	20.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	0	$0	0.75%	1.0%
12/31/2010	1.34	0	0	0.75%	11.7%
12/31/2009	1.20	0	0	0.75%	20.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	0.50%	1.3%
12/31/2010	1.35	0	0	0.50%	12.0%
12/31/2009	1.21	0	0	0.50%	20.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.25%	1.5%
12/31/2010	1.36	0	0	0.25%	12.3%
12/31/2009	1.21	0	0	0.25%	20.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	892	$1,236	0.00%	1.8%
12/31/2010	1.36	534	727	0.00%	12.6%
12/31/2009	1.21	0	0	0.00%	21.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.6%
2010	3.6%
2009	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century LIVESTRONG 2030 Portfolio - A Class - 02507F621

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$8,275,108	$8,060,090	857,411
Receivables: investments sold	7,484
Payables: investments purchased	—
Net assets	$8,282,592

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$8,129,723	6,029,404	$1.35
Band 100	—	—	1.36
Band 75	—	—	1.37
Band 50	—	—	1.38
Band 25	—	—	1.38
Band 0	152,869	109,663	1.39
Total	$8,282,592	6,139,067

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$137,486
Mortality & expense charges	(80,490)
Net investment income (loss)	56,996

Gain (loss) on investments:
Net realized gain (loss)	48,440
Realized gain distributions	20,072
Net change in unrealized appreciation (depreciation)	(204,344)
Net gain (loss)	(135,832)

Increase (decrease) in net assets from operations	$(78,836)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$56,996	$23,354
Net realized gain (loss)	48,440	12,439
Realized gain distributions	20,072	988
Net change in unrealized appreciation (depreciation)	(204,344)	427,618

Increase (decrease) in net assets from operations	(78,836)	464,399

Contract owner transactions:
Proceeds from units sold	4,250,281	3,755,016
Cost of units redeemed	(792,352)	(646,779)
Account charges	(8,885)	(3,980)
Increase (decrease)	3,449,044	3,104,257
Net increase (decrease)	3,370,208	3,568,656
Net assets, beginning	4,912,384	1,343,728
Net assets, ending	$8,282,592	$4,912,384

Units sold	3,162,578	3,070,677
Units redeemed	(647,562)	(554,843)
Net increase (decrease)	2,515,016	2,515,834
Units outstanding, beginning	3,624,051	1,108,217
Units outstanding, ending	6,139,067	3,624,051

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$9,367,514
Cost of units redeemed/account charges	(1,470,784)
Net investment income (loss)	87,371
Net realized gain (loss)	61,327
Realized gain distributions	22,146
Net change in unrealized appreciation (depreciation)	215,018
$8,282,592

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	6,029	$8,130	1.25%	-0.5%
12/31/2010	1.35	3,505	4,748	1.25%	11.7%
12/31/2009	1.21	1,108	1,344	1.25%	21.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	0	$0	1.00%	-0.2%
12/31/2010	1.36	0	0	1.00%	12.0%
12/31/2009	1.21	0	0	1.00%	21.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	0.75%	0.0%
12/31/2010	1.37	0	0	0.75%	12.3%
12/31/2009	1.22	0	0	0.75%	21.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.50%	0.3%
12/31/2010	1.37	0	0	0.50%	12.6%
12/31/2009	1.22	0	0	0.50%	21.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.25%	0.5%
12/31/2010	1.38	0	0	0.25%	12.8%
12/31/2009	1.22	0	0	0.25%	22.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	110	$153	0.00%	0.8%
12/31/2010	1.38	119	164	0.00%	13.1%
12/31/2009	1.22	0	0	0.00%	22.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.1%
2010	2.0%
2009	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century LIVESTRONG 2030 Portfolio - Investor Class - 02507F654

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$7,139,832	$7,215,938	710,453
Receivables: investments sold	—
Payables: investments purchased	(269,748)
Net assets	$6,870,084

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$5,968,159	4,394,880	$1.36
Band 100	—	—	1.37
Band 75	—	—	1.38
Band 50	—	—	1.39
Band 25	—	—	1.39
Band 0	901,925	642,417	1.40
Total	$6,870,084	5,037,297

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$135,749
Mortality & expense charges	(49,445)
Net investment income (loss)	86,304

Gain (loss) on investments:
Net realized gain (loss)	104,337
Realized gain distributions	17,229
Net change in unrealized appreciation (depreciation)	(195,144)
Net gain (loss)	(73,578)

Increase (decrease) in net assets from operations	$12,726

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$86,304	$40,479
Net realized gain (loss)	104,337	5,303
Realized gain distributions	17,229	718
Net change in unrealized appreciation (depreciation)	(195,144)	119,038

Increase (decrease) in net assets from operations	12,726	165,538

Contract owner transactions:
Proceeds from units sold	8,052,662	4,428,228
Cost of units redeemed	(4,811,288)	(972,440)
Account charges	(3,839)	(1,503)
Increase (decrease)	3,237,535	3,454,285
Net increase (decrease)	3,250,261	3,619,823
Net assets, beginning	3,619,823	—
Net assets, ending	$6,870,084	$3,619,823

Units sold	5,963,594	4,364,482
Units redeemed	(3,578,021)	(1,712,758)
Net increase (decrease)	2,385,573	2,651,724
Units outstanding, beginning	2,651,724	—
Units outstanding, ending	5,037,297	2,651,724

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$12,480,890
Cost of units redeemed/account charges	(5,789,070)
Net investment income (loss)	126,783
Net realized gain (loss)	109,640
Realized gain distributions	17,947
Net change in unrealized appreciation (depreciation)	(76,106)
$6,870,084

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	4,395	$5,968	1.25%	-0.2%
12/31/2010	1.36	2,261	3,077	1.25%	12.0%
12/31/2009	1.22	0	0	1.25%	21.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	1.00%	0.0%
12/31/2010	1.37	0	0	1.00%	12.3%
12/31/2009	1.22	0	0	1.00%	21.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.75%	0.3%
12/31/2010	1.37	0	0	0.75%	12.5%
12/31/2009	1.22	0	0	0.75%	21.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.50%	0.5%
12/31/2010	1.38	0	0	0.50%	12.8%
12/31/2009	1.22	0	0	0.50%	22.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.25%	0.8%
12/31/2010	1.38	0	0	0.25%	13.1%
12/31/2009	1.22	0	0	0.25%	22.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	642	$902	0.00%	1.0%
12/31/2010	1.39	391	543	0.00%	13.4%
12/31/2009	1.23	0	0	0.00%	22.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.6%
2010	3.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century LIVESTRONG 2035 Portfolio - A Class - 02507F878

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$8,306,392	$8,131,375	701,055
Receivables: investments sold	8,127
Payables: investments purchased	—
Net assets	$8,314,519

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$8,060,766	5,888,624	$1.37
Band 100	—	—	1.38
Band 75	—	—	1.39
Band 50	4,522	3,238	1.40
Band 25	—	—	1.41
Band 0	249,231	176,108	1.42
Total	$8,314,519	6,067,970

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$134,520
Mortality & expense charges	(77,550)
Net investment income (loss)	56,970

Gain (loss) on investments:
Net realized gain (loss)	54,880
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(238,564)
Net gain (loss)	(183,684)

Increase (decrease) in net assets from operations	$(126,714)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$56,970	$21,759
Net realized gain (loss)	54,880	12,578
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(238,564)	418,453

Increase (decrease) in net assets from operations	(126,714)	452,790

Contract owner transactions:
Proceeds from units sold	5,307,283	3,253,648
Cost of units redeemed	(1,406,073)	(539,656)
Account charges	(6,937)	(3,625)
Increase (decrease)	3,894,273	2,710,367
Net increase (decrease)	3,767,559	3,163,157
Net assets, beginning	4,546,960	1,383,803
Net assets, ending	$8,314,519	$4,546,960

Units sold	3,932,209	2,641,798
Units redeemed	(1,146,038)	(485,319)
Net increase (decrease)	2,786,171	2,156,479
Units outstanding, beginning	3,281,799	1,125,320
Units outstanding, ending	6,067,970	3,281,799

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$9,947,346
Cost of units redeemed/account charges	(1,961,659)
Net investment income (loss)	86,334
Net realized gain (loss)	67,481
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	175,017
$8,314,519

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	5,889	$8,061	1.25%	-1.1%
12/31/2010	1.38	3,149	4,360	1.25%	12.6%
12/31/2009	1.23	1,125	1,384	1.25%	23.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	1.00%	-0.9%
12/31/2010	1.39	0	0	1.00%	12.9%
12/31/2009	1.23	0	0	1.00%	23.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.75%	-0.6%
12/31/2010	1.40	0	0	0.75%	13.1%
12/31/2009	1.23	0	0	0.75%	23.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	3	$5	0.50%	-0.4%
12/31/2010	1.40	1	1	0.50%	13.4%
12/31/2009	1.24	0	0	0.50%	23.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.25%	-0.1%
12/31/2010	1.41	0	0	0.25%	13.7%
12/31/2009	1.24	0	0	0.25%	23.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	176	$249	0.00%	0.1%
12/31/2010	1.41	132	186	0.00%	14.0%
12/31/2009	1.24	0	0	0.00%	24.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.1%
2010	2.0%
2009	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century LIVESTRONG 2035 Portfolio - Investor Class - 02507F886

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$6,443,800	$6,476,574	503,221
Receivables: investments sold	—
Payables: investments purchased	(475,594)
Net assets	$5,968,206

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$5,155,668	3,738,218	$1.38
Band 100	—	—	1.39
Band 75	—	—	1.40
Band 50	—	—	1.41
Band 25	—	—	1.42
Band 0	812,538	569,856	1.43
Total	$5,968,206	4,308,074

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$120,037
Mortality & expense charges	(45,901)
Net investment income (loss)	74,136

Gain (loss) on investments:
Net realized gain (loss)	93,760
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(187,486)
Net gain (loss)	(93,726)

Increase (decrease) in net assets from operations	$(19,590)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$74,136	$33,172
Net realized gain (loss)	93,760	10,328
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(187,486)	154,752

Increase (decrease) in net assets from operations	(19,590)	198,252

Contract owner transactions:
Proceeds from units sold	7,247,623	3,079,562
Cost of units redeemed	(4,087,654)	(449,856)
Account charges	(3,907)	(1,022)
Increase (decrease)	3,156,062	2,628,684
Net increase (decrease)	3,136,472	2,826,936
Net assets, beginning	2,831,734	4,798
Net assets, ending	$5,968,206	$2,831,734

Units sold	5,288,937	2,740,312
Units redeemed	(3,009,550)	(715,517)
Net increase (decrease)	2,279,387	2,024,795
Units outstanding, beginning	2,028,687	3,892
Units outstanding, ending	4,308,074	2,028,687

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$10,331,963
Cost of units redeemed/account charges	(4,542,439)
Net investment income (loss)	107,368
Net realized gain (loss)	104,088
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(32,774)
$5,968,206

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	3,738	$5,156	1.25%	-0.9%
12/31/2010	1.39	1,714	2,384	1.25%	12.9%
12/31/2009	1.23	4	5	1.25%	23.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	1.00%	-0.6%
12/31/2010	1.40	0	0	1.00%	13.1%
12/31/2009	1.23	0	0	1.00%	23.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.75%	-0.4%
12/31/2010	1.40	0	0	0.75%	13.4%
12/31/2009	1.24	0	0	0.75%	23.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.50%	-0.1%
12/31/2010	1.41	0	0	0.50%	13.7%
12/31/2009	1.24	0	0	0.50%	23.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.25%	0.1%
12/31/2010	1.41	0	0	0.25%	14.0%
12/31/2009	1.24	0	0	0.25%	24.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	570	$813	0.00%	0.4%
12/31/2010	1.42	315	447	0.00%	14.3%
12/31/2009	1.24	0	0	0.00%	24.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.7%
2010	3.3%
2009	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century LIVESTRONG 2040 Portfolio - A Class - 02507F571

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$5,974,981	$5,830,125	628,705
Receivables: investments sold	4,012
Payables: investments purchased	—
Net assets	$5,978,993

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$5,758,145	4,146,440	$1.39
Band 100	—	—	1.40
Band 75	—	—	1.41
Band 50	—	—	1.42
Band 25	—	—	1.43
Band 0	220,848	153,824	1.44
Total	$5,978,993	4,300,264

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$88,918
Mortality & expense charges	(56,698)
Net investment income (loss)	32,220

Gain (loss) on investments:
Net realized gain (loss)	38,490
Realized gain distributions	15,920
Net change in unrealized appreciation (depreciation)	(219,735)
Net gain (loss)	(165,325)

Increase (decrease) in net assets from operations	$(133,105)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$32,220	$14,821
Net realized gain (loss)	38,490	5,597
Realized gain distributions	15,920	301
Net change in unrealized appreciation (depreciation)	(219,735)	365,594

Increase (decrease) in net assets from operations	(133,105)	386,313

Contract owner transactions:
Proceeds from units sold	3,217,007	3,247,224
Cost of units redeemed	(829,324)	(596,739)
Account charges	(6,632)	(3,649)
Increase (decrease)	2,381,051	2,646,836
Net increase (decrease)	2,247,946	3,033,149
Net assets, beginning	3,731,047	697,898
Net assets, ending	$5,978,993	$3,731,047

Units sold	2,288,744	2,601,284
Units redeemed	(622,177)	(526,908)
Net increase (decrease)	1,666,567	2,074,376
Units outstanding, beginning	2,633,697	559,321
Units outstanding, ending	4,300,264	2,633,697

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$7,167,326
Cost of units redeemed/account charges	(1,442,852)
Net investment income (loss)	49,095
Net realized gain (loss)	44,165
Realized gain distributions	16,403
Net change in unrealized appreciation (depreciation)	144,856
$5,978,993

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	4,146	$5,758	1.25%	-1.8%
12/31/2010	1.41	2,353	3,325	1.25%	13.3%
12/31/2009	1.25	559	698	1.25%	24.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	1.00%	-1.5%
12/31/2010	1.42	0	0	1.00%	13.6%
12/31/2009	1.25	0	0	1.00%	25.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.75%	-1.3%
12/31/2010	1.43	0	0	0.75%	13.8%
12/31/2009	1.25	0	0	0.75%	25.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.50%	-1.0%
12/31/2010	1.43	0	0	0.50%	14.1%
12/31/2009	1.25	0	0	0.50%	25.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.25%	-0.8%
12/31/2010	1.44	0	0	0.25%	14.4%
12/31/2009	1.26	0	0	0.25%	25.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	154	$221	0.00%	-0.5%
12/31/2010	1.44	281	406	0.00%	14.7%
12/31/2009	1.26	0	0	0.00%	25.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.8%
2010	1.9%
2009	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century LIVESTRONG 2040 Portfolio - Investor Class - 02507F613

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$5,850,384	$5,891,356	605,908
Receivables: investments sold	—
Payables: investments purchased	(88,192)
Net assets	$5,762,192

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$5,056,219	3,619,020	$1.40
Band 100	—	—	1.41
Band 75	—	—	1.42
Band 50	—	—	1.43
Band 25	—	—	1.43
Band 0	705,973	488,754	1.44
Total	$5,762,192	4,107,774

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$101,043
Mortality & expense charges	(38,108)
Net investment income (loss)	62,935

Gain (loss) on investments:
Net realized gain (loss)	30,898
Realized gain distributions	15,498
Net change in unrealized appreciation (depreciation)	(158,031)
Net gain (loss)	(111,635)

Increase (decrease) in net assets from operations	$(48,700)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$62,935	$26,892
Net realized gain (loss)	30,898	5,201
Realized gain distributions	15,498	209
Net change in unrealized appreciation (depreciation)	(158,031)	117,059

Increase (decrease) in net assets from operations	(48,700)	149,361

Contract owner transactions:
Proceeds from units sold	5,619,593	2,918,308
Cost of units redeemed	(2,413,675)	(459,540)
Account charges	(2,637)	(518)
Increase (decrease)	3,203,281	2,458,250
Net increase (decrease)	3,154,581	2,607,611
Net assets, beginning	2,607,611	—
Net assets, ending	$5,762,192	$2,607,611

Units sold	4,032,719	2,681,559
Units redeemed	(1,757,438)	(849,066)
Net increase (decrease)	2,275,281	1,832,493
Units outstanding, beginning	1,832,493	—
Units outstanding, ending	4,107,774	1,832,493

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$8,537,901
Cost of units redeemed/account charges	(2,876,370)
Net investment income (loss)	89,827
Net realized gain (loss)	36,099
Realized gain distributions	15,707
Net change in unrealized appreciation (depreciation)	(40,972)
$5,762,192

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	3,619	$5,056	1.25%	-1.5%
12/31/2010	1.42	1,560	2,212	1.25%	13.6%
12/31/2009	1.25	0	0	1.25%	24.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	1.00%	-1.3%
12/31/2010	1.42	0	0	1.00%	13.8%
12/31/2009	1.25	0	0	1.00%	25.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.75%	-1.0%
12/31/2010	1.43	0	0	0.75%	14.1%
12/31/2009	1.25	0	0	0.75%	25.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.50%	-0.8%
12/31/2010	1.44	0	0	0.50%	14.4%
12/31/2009	1.26	0	0	0.50%	25.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.25%	-0.5%
12/31/2010	1.44	0	0	0.25%	14.7%
12/31/2009	1.26	0	0	0.25%	25.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	489	$706	0.00%	-0.3%
12/31/2010	1.45	273	395	0.00%	15.0%
12/31/2009	1.26	0	0	0.00%	26.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.4%
2010	2.7%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century LIVESTRONG 2045 Portfolio - A Class - 02507F837

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,657,044	$3,603,815	309,801
Receivables: investments sold	4,811
Payables: investments purchased	—
Net assets	$3,661,855

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$3,464,698	2,486,219	$1.39
Band 100	—	—	1.40
Band 75	—	—	1.41
Band 50	—	—	1.42
Band 25	—	—	1.43
Band 0	197,157	136,843	1.44
Total	$3,661,855	2,623,062

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$53,759
Mortality & expense charges	(31,681)
Net investment income (loss)	22,078

Gain (loss) on investments:
Net realized gain (loss)	18,273
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(120,404)
Net gain (loss)	(102,131)

Increase (decrease) in net assets from operations	$(80,053)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$22,078	$7,997
Net realized gain (loss)	18,273	4,566
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(120,404)	173,287

Increase (decrease) in net assets from operations	(80,053)	185,850

Contract owner transactions:
Proceeds from units sold	2,393,267	1,624,053
Cost of units redeemed	(489,932)	(405,917)
Account charges	(5,458)	(4,943)
Increase (decrease)	1,897,877	1,213,193
Net increase (decrease)	1,817,824	1,399,043
Net assets, beginning	1,844,031	444,988
Net assets, ending	$3,661,855	$1,844,031

Units sold	1,736,402	1,329,521
Units redeemed	(405,200)	(392,818)
Net increase (decrease)	1,331,202	936,703
Units outstanding, beginning	1,291,860	355,157
Units outstanding, ending	2,623,062	1,291,860

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$4,462,127
Cost of units redeemed/account charges	(908,518)
Net investment income (loss)	32,173
Net realized gain (loss)	22,844
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	53,229
$3,661,855

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	2,486	$3,465	1.25%	-2.2%
12/31/2010	1.42	1,165	1,659	1.25%	13.7%
12/31/2009	1.25	355	445	1.25%	25.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	1.00%	-1.9%
12/31/2010	1.43	0	0	1.00%	14.0%
12/31/2009	1.26	0	0	1.00%	25.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.75%	-1.7%
12/31/2010	1.44	0	0	0.75%	14.3%
12/31/2009	1.26	0	0	0.75%	25.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.50%	-1.4%
12/31/2010	1.44	0	0	0.50%	14.5%
12/31/2009	1.26	0	0	0.50%	25.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.25%	-1.2%
12/31/2010	1.45	0	0	0.25%	14.8%
12/31/2009	1.26	0	0	0.25%	26.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	137	$197	0.00%	-0.9%
12/31/2010	1.45	127	185	0.00%	15.1%
12/31/2009	1.26	0	0	0.00%	26.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.0%
2010	1.8%
2009	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century LIVESTRONG 2045 Portfolio - Investor Class - 02507F845

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,909,626	$2,923,377	248,832
Receivables: investments sold	31,576
Payables: investments purchased	—
Net assets	$2,941,202

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,448,121	1,743,664	$1.40
Band 100	—	—	1.41
Band 75	—	—	1.42
Band 50	—	—	1.43
Band 25	—	—	1.44
Band 0	493,081	339,694	1.45
Total	$2,941,202	2,083,358

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$49,776
Mortality & expense charges	(21,164)
Net investment income (loss)	28,612

Gain (loss) on investments:
Net realized gain (loss)	65,447
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(122,654)
Net gain (loss)	(57,207)

Increase (decrease) in net assets from operations	$(28,595)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$28,612	$14,530
Net realized gain (loss)	65,447	(23,791)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(122,654)	108,987

Increase (decrease) in net assets from operations	(28,595)	99,726

Contract owner transactions:
Proceeds from units sold	2,575,290	1,928,166
Cost of units redeemed	(1,059,271)	(584,423)
Account charges	(1,601)	(614)
Increase (decrease)	1,514,418	1,343,129
Net increase (decrease)	1,485,823	1,442,855
Net assets, beginning	1,455,379	12,524
Net assets, ending	$2,941,202	$1,455,379

Units sold	1,829,853	1,848,498
Units redeemed	(758,317)	(846,647)
Net increase (decrease)	1,071,536	1,001,851
Units outstanding, beginning	1,011,822	9,971
Units outstanding, ending	2,083,358	1,011,822

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$4,515,924
Cost of units redeemed/account charges	(1,645,909)
Net investment income (loss)	43,282
Net realized gain (loss)	41,656
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(13,751)
$2,941,202

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	1,744	$2,448	1.25%	-2.0%
12/31/2010	1.43	824	1,180	1.25%	14.1%
12/31/2009	1.26	10	13	1.25%	25.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	1.00%	-1.8%
12/31/2010	1.44	0	0	1.00%	14.4%
12/31/2009	1.26	0	0	1.00%	25.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.75%	-1.5%
12/31/2010	1.44	0	0	0.75%	14.6%
12/31/2009	1.26	0	0	0.75%	26.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.50%	-1.3%
12/31/2010	1.45	0	0	0.50%	14.9%
12/31/2009	1.26	0	0	0.50%	26.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	0	$0	0.25%	-1.0%
12/31/2010	1.46	0	0	0.25%	15.2%
12/31/2009	1.26	0	0	0.25%	26.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	340	$493	0.00%	-0.8%
12/31/2010	1.46	188	275	0.00%	15.5%
12/31/2009	1.27	0	0	0.00%	26.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.3%
2010	2.7%
2009	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century LIVESTRONG 2050 Portfolio - A Class - 02507F530

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,428,882	$2,433,156	262,475
Receivables: investments sold	1,642
Payables: investments purchased	—
Net assets	$2,430,524

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,250,305	1,607,667	$1.40
Band 100	—	—	1.41
Band 75	—	—	1.42
Band 50	—	—	1.43
Band 25	—	—	1.44
Band 0	180,219	124,534	1.45
Total	$2,430,524	1,732,201

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$31,111
Mortality & expense charges	(20,326)
Net investment income (loss)	10,785

Gain (loss) on investments:
Net realized gain (loss)	22,842
Realized gain distributions	3,901
Net change in unrealized appreciation (depreciation)	(114,812)
Net gain (loss)	(88,069)

Increase (decrease) in net assets from operations	$(77,284)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,785	$2,915
Net realized gain (loss)	22,842	3,242
Realized gain distributions	3,901	295
Net change in unrealized appreciation (depreciation)	(114,812)	110,319

Increase (decrease) in net assets from operations	(77,284)	116,771

Contract owner transactions:
Proceeds from units sold	1,694,390	847,689
Cost of units redeemed	(322,951)	(144,307)
Account charges	(4,592)	(3,756)
Increase (decrease)	1,366,847	699,626
Net increase (decrease)	1,289,563	816,397
Net assets, beginning	1,140,961	324,564
Net assets, ending	$2,430,524	$1,140,961

Units sold	1,225,801	723,494
Units redeemed	(286,532)	(188,423)
Net increase (decrease)	939,269	535,071
Units outstanding, beginning	792,932	257,861
Units outstanding, ending	1,732,201	792,932

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,866,258
Cost of units redeemed/account charges	(476,210)
Net investment income (loss)	14,421
Net realized gain (loss)	26,088
Realized gain distributions	4,241
Net change in unrealized appreciation (depreciation)	(4,274)
$2,430,524

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	1,608	$2,250	1.25%	-2.4%
12/31/2010	1.43	681	976	1.25%	14.0%
12/31/2009	1.26	258	325	1.25%	25.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	1.00%	-2.2%
12/31/2010	1.44	0	0	1.00%	14.3%
12/31/2009	1.26	0	0	1.00%	26.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.75%	-1.9%
12/31/2010	1.45	0	0	0.75%	14.6%
12/31/2009	1.26	0	0	0.75%	26.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.50%	-1.7%
12/31/2010	1.45	0	0	0.50%	14.8%
12/31/2009	1.26	0	0	0.50%	26.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	0	$0	0.25%	-1.5%
12/31/2010	1.46	0	0	0.25%	15.1%
12/31/2009	1.27	0	0	0.25%	26.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	125	$180	0.00%	-1.2%
12/31/2010	1.46	112	165	0.00%	15.4%
12/31/2009	1.27	0	0	0.00%	26.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.7%
2010	1.5%
2009	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century LIVESTRONG 2050 Portfolio - Investor Class - 02507F563

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,006,657	$2,022,817	216,688
Receivables: investments sold	—
Payables: investments purchased	(119)
Net assets	$2,006,538

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,675,953	1,190,201	$1.41
Band 100	—	—	1.42
Band 75	—	—	1.43
Band 50	—	—	1.44
Band 25	—	—	1.45
Band 0	330,585	227,082	1.46
Total	$2,006,538	1,417,283

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$30,612
Mortality & expense charges	(16,182)
Net investment income (loss)	14,430

Gain (loss) on investments:
Net realized gain (loss)	17,196
Realized gain distributions	3,214
Net change in unrealized appreciation (depreciation)	(75,391)
Net gain (loss)	(54,981)

Increase (decrease) in net assets from operations	$(40,551)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,430	$8,344
Net realized gain (loss)	17,196	10,929
Realized gain distributions	3,214	277
Net change in unrealized appreciation (depreciation)	(75,391)	59,231

Increase (decrease) in net assets from operations	(40,551)	78,781

Contract owner transactions:
Proceeds from units sold	1,277,883	1,106,895
Cost of units redeemed	(323,056)	(92,074)
Account charges	(1,093)	(247)
Increase (decrease)	953,734	1,014,574
Net increase (decrease)	913,183	1,093,355
Net assets, beginning	1,093,355	—
Net assets, ending	$2,006,538	$1,093,355

Units sold	895,428	1,128,324
Units redeemed	(234,920)	(371,549)
Net increase (decrease)	660,508	756,775
Units outstanding, beginning	756,775	—
Units outstanding, ending	1,417,283	756,775

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,384,778
Cost of units redeemed/account charges	(416,470)
Net investment income (loss)	22,774
Net realized gain (loss)	28,125
Realized gain distributions	3,491
Net change in unrealized appreciation (depreciation)	(16,160)
$2,006,538

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	1,190	$1,676	1.25%	-2.2%
12/31/2010	1.44	630	906	1.25%	14.3%
12/31/2009	1.26	0	0	1.25%	26.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	1.00%	-1.9%
12/31/2010	1.45	0	0	1.00%	14.6%
12/31/2009	1.26	0	0	1.00%	26.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.75%	-1.7%
12/31/2010	1.45	0	0	0.75%	14.8%
12/31/2009	1.26	0	0	0.75%	26.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	0	$0	0.50%	-1.5%
12/31/2010	1.46	0	0	0.50%	15.1%
12/31/2009	1.27	0	0	0.50%	26.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	0	$0	0.25%	-1.2%
12/31/2010	1.46	0	0	0.25%	15.4%
12/31/2009	1.27	0	0	0.25%	26.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.46	227	$331	0.00%	-1.0%
12/31/2010	1.47	127	187	0.00%	15.7%
12/31/2009	1.27	0	0	0.00%	27.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.0%
2010	2.3%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century LIVESTRONG 2055 Portfolio - A Class - 02507F399

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$87,377	$85,009	9,340
Receivables: investments sold	—
Payables: investments purchased	(41)
Net assets	$87,336

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$87,336	94,061	$0.93
Band 100	—	—	0.93
Band 75	—	—	0.93
Band 50	—	—	0.93
Band 25	—	—	0.94
Band 0	—	—	0.94
Total	$87,336	94,061

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$730
Mortality & expense charges	(287)
Net investment income (loss)	443

Gain (loss) on investments:
Net realized gain (loss)	(10)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	2,368
Net gain (loss)	2,358

Increase (decrease) in net assets from operations	$2,801

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$443	$—
Net realized gain (loss)	(10)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	2,368	—

Increase (decrease) in net assets from operations	2,801	—

Contract owner transactions:
Proceeds from units sold	84,744	—
Cost of units redeemed	(120)	—
Account charges	(89)	—
Increase (decrease)	84,535	—
Net increase (decrease)	87,336	—
Net assets, beginning	—	—
Net assets, ending	$87,336	$—

Units sold	94,704	—
Units redeemed	(643)	—
Net increase (decrease)	94,061	—
Units outstanding, beginning	—	—
Units outstanding, ending	94,061	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$84,744
Cost of units redeemed/account charges	(209)
Net investment income (loss)	443
Net realized gain (loss)	(10)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	2,368
$87,336

* Date of Fund Inception into Variable Account: 4/1/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	94	$87	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century LIVESTRONG 2055 Portfolio - Investor Class - 02507F423

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$16,483	$16,324	1,763
Receivables: investments sold	25
Payables: investments purchased	—
Net assets	$16,508

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$15,072	16,185	$0.93
Band 100	—	—	0.93
Band 75	—	—	0.93
Band 50	—	—	0.94
Band 25	—	—	0.94
Band 0	1,436	1,528	0.94
Total	$16,508	17,713

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$168
Mortality & expense charges	(34)
Net investment income (loss)	134

Gain (loss) on investments:
Net realized gain (loss)	(20)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	159
Net gain (loss)	139

Increase (decrease) in net assets from operations	$273

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$134	$—
Net realized gain (loss)	(20)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	159	—

Increase (decrease) in net assets from operations	273	—

Contract owner transactions:
Proceeds from units sold	20,007	—
Cost of units redeemed	(3,764)	—
Account charges	(8)	—
Increase (decrease)	16,235	—
Net increase (decrease)	16,508	—
Net assets, beginning	—	—
Net assets, ending	$16,508	$—

Units sold	26,356	—
Units redeemed	(8,643)	—
Net increase (decrease)	17,713	—
Units outstanding, beginning	—	—
Units outstanding, ending	17,713	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$20,007
Cost of units redeemed/account charges	(3,772)
Net investment income (loss)	134
Net realized gain (loss)	(20)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	159
$16,508

* Date of Fund Inception into Variable Account: 4/1/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	16	$15	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	2	$1	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century LIVESTRONG Income Portfolio - A Class - 02507F787

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,097,705	$1,099,860	99,967
Receivables: investments sold	—
Payables: investments purchased	(67)
Net assets	$1,097,638

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,097,638	861,482	$1.27
Band 100	—	—	1.28
Band 75	—	—	1.29
Band 50	—	—	1.30
Band 25	—	—	1.31
Band 0	—	—	1.32
Total	$1,097,638	861,482

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$20,681
Mortality & expense charges	(9,898)
Net investment income (loss)	10,783

Gain (loss) on investments:
Net realized gain (loss)	21,295
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(28,850)
Net gain (loss)	(7,555)

Increase (decrease) in net assets from operations	$3,228

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,783	$4,507
Net realized gain (loss)	21,295	12,884
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(28,850)	27,000

Increase (decrease) in net assets from operations	3,228	44,391

Contract owner transactions:
Proceeds from units sold	1,829,354	954,392
Cost of units redeemed	(1,216,360)	(556,561)
Account charges	(1,316)	(287)
Increase (decrease)	611,678	397,544
Net increase (decrease)	614,906	441,935
Net assets, beginning	482,732	40,797
Net assets, ending	$1,097,638	$482,732

Units sold	1,470,723	822,231
Units redeemed	(995,843)	(471,055)
Net increase (decrease)	474,880	351,176
Units outstanding, beginning	386,602	35,426
Units outstanding, ending	861,482	386,602

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,824,725
Cost of units redeemed/account charges	(1,774,598)
Net investment income (loss)	15,486
Net realized gain (loss)	34,180
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(2,155)
$1,097,638

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	861	$1,098	1.25%	2.0%
12/31/2010	1.25	387	483	1.25%	8.4%
12/31/2009	1.15	35	41	1.25%	15.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	0	$0	1.00%	2.3%
12/31/2010	1.25	0	0	1.00%	8.7%
12/31/2009	1.15	0	0	1.00%	15.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	0.75%	2.5%
12/31/2010	1.26	0	0	0.75%	9.0%
12/31/2009	1.16	0	0	0.75%	15.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	0	$0	0.50%	2.8%
12/31/2010	1.26	0	0	0.50%	9.2%
12/31/2009	1.16	0	0	0.50%	15.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.31	0	$0	0.25%	3.1%
12/31/2010	1.27	0	0	0.25%	9.5%
12/31/2009	1.16	0	0	0.25%	15.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	0.00%	3.3%
12/31/2010	1.27	0	0	0.00%	9.8%
12/31/2009	1.16	0	0	0.00%	16.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.6%
2010	3.4%
2009	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century LIVESTRONG Income Portfolio - Investor Class - 02507F795

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,261,656	$2,267,652	203,148
Receivables: investments sold	—
Payables: investments purchased	(31,083)
Net assets	$2,230,573

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,211,898	1,726,001	$1.28
Band 100	—	—	1.29
Band 75	—	—	1.30
Band 50	—	—	1.31
Band 25	—	—	1.32
Band 0	18,675	14,095	1.32
Total	$2,230,573	1,740,096

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$34,882
Mortality & expense charges	(11,402)
Net investment income (loss)	23,480

Gain (loss) on investments:
Net realized gain (loss)	9,344
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(12,481)
Net gain (loss)	(3,137)

Increase (decrease) in net assets from operations	$20,343

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$23,480	$4,443
Net realized gain (loss)	9,344	191
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(12,481)	6,485

Increase (decrease) in net assets from operations	20,343	11,119

Contract owner transactions:
Proceeds from units sold	4,076,273	506,748
Cost of units redeemed	(2,365,084)	(18,621)
Account charges	(185)	(20)
Increase (decrease)	1,711,004	488,107
Net increase (decrease)	1,731,347	499,226
Net assets, beginning	499,226	—
Net assets, ending	$2,230,573	$499,226

Units sold	3,181,016	425,051
Units redeemed	(1,839,332)	(26,639)
Net increase (decrease)	1,341,684	398,412
Units outstanding, beginning	398,412	—
Units outstanding, ending	1,740,096	398,412

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$4,583,021
Cost of units redeemed/account charges	(2,383,910)
Net investment income (loss)	27,923
Net realized gain (loss)	9,535
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(5,996)
$2,230,573

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	1,726	$2,212	1.25%	2.3%
12/31/2010	1.25	395	494	1.25%	8.7%
12/31/2009	1.15	0	0	1.25%	15.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	1.00%	2.5%
12/31/2010	1.26	0	0	1.00%	9.0%
12/31/2009	1.15	0	0	1.00%	15.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	0	$0	0.75%	2.8%
12/31/2010	1.26	0	0	0.75%	9.2%
12/31/2009	1.16	0	0	0.75%	15.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.31	0	$0	0.50%	3.1%
12/31/2010	1.27	0	0	0.50%	9.5%
12/31/2009	1.16	0	0	0.50%	15.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	0.25%	3.3%
12/31/2010	1.27	0	0	0.25%	9.8%
12/31/2009	1.16	0	0	0.25%	16.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	14	$19	0.00%	3.6%
12/31/2010	1.28	4	5	0.00%	10.1%
12/31/2009	1.16	0	0	0.00%	16.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.6%
2010	2.3%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Mid Cap Value - A Class - 025076639

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,101,880	$1,190,907	94,337
Receivables: investments sold	920
Payables: investments purchased	—
Net assets	$1,102,800

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,045,965	688,606	$1.52
Band 100	—	—	1.53
Band 75	—	—	1.54
Band 50	—	—	1.55
Band 25	—	—	1.57
Band 0	56,835	36,024	1.58
Total	$1,102,800	724,630

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$11,487
Mortality & expense charges	(9,243)
Net investment income (loss)	2,244

Gain (loss) on investments:
Net realized gain (loss)	8,678
Realized gain distributions	51,744
Net change in unrealized appreciation (depreciation)	(106,360)
Net gain (loss)	(45,938)

Increase (decrease) in net assets from operations	$(43,694)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,244	$750
Net realized gain (loss)	8,678	3,165
Realized gain distributions	51,744	—
Net change in unrealized appreciation (depreciation)	(106,360)	15,261

Increase (decrease) in net assets from operations	(43,694)	19,176

Contract owner transactions:
Proceeds from units sold	1,611,101	62,251
Cost of units redeemed	(594,766)	(29,516)
Account charges	(180)	(387)
Increase (decrease)	1,016,155	32,348
Net increase (decrease)	972,461	51,524
Net assets, beginning	130,339	78,815
Net assets, ending	$1,102,800	$130,339

Units sold	1,060,930	45,887
Units redeemed	(420,057)	(21,903)
Net increase (decrease)	640,873	23,984
Units outstanding, beginning	83,757	59,773
Units outstanding, ending	724,630	83,757

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,749,982
Cost of units redeemed/account charges	(624,849)
Net investment income (loss)	3,099
Net realized gain (loss)	11,851
Realized gain distributions	51,744
Net change in unrealized appreciation (depreciation)	(89,027)
$1,102,800

* Date of Fund Inception into Variable Account: 12/12/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.52	689	$1,046	1.25%	-2.2%
12/31/2010	1.55	77	120	1.25%	17.8%
12/31/2009	1.32	60	79	1.25%	28.4%
12/31/2008	1.03	0	0	1.25%	2.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.53	0	$0	1.00%	-2.0%
12/31/2010	1.56	0	0	1.00%	18.1%
12/31/2009	1.32	0	0	1.00%	28.7%
12/31/2008	1.03	0	0	1.00%	2.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.54	0	$0	0.75%	-1.7%
12/31/2010	1.57	0	0	0.75%	18.4%
12/31/2009	1.33	0	0	0.75%	29.0%
12/31/2008	1.03	0	0	0.75%	2.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.55	0	$0	0.50%	-1.5%
12/31/2010	1.58	0	0	0.50%	18.7%
12/31/2009	1.33	0	0	0.50%	29.3%
12/31/2008	1.03	0	0	0.50%	2.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.57	0	$0	0.25%	-1.2%
12/31/2010	1.59	0	0	0.25%	19.0%
12/31/2009	1.33	0	0	0.25%	29.6%
12/31/2008	1.03	0	0	0.25%	2.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.58	36	$57	0.00%	-1.0%
12/31/2010	1.59	6	10	0.00%	19.3%
12/31/2009	1.34	0	0	0.00%	30.0%
12/31/2008	1.03	0	0	0.00%	2.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.9%
2010	1.9%
2009	0.5%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Mid Cap Value - Investor Class - 025076654

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,655,717	$1,706,369	139,421
Receivables: investments sold	—
Payables: investments purchased	(25,881)
Net assets	$1,629,836

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,629,836	1,064,186	$1.53
Band 100	—	—	1.54
Band 75	—	—	1.55
Band 50	—	—	1.57
Band 25	—	—	1.58
Band 0	—	—	1.59
Total	$1,629,836	1,064,186

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$19,357
Mortality & expense charges	(14,625)
Net investment income (loss)	4,732

Gain (loss) on investments:
Net realized gain (loss)	40,286
Realized gain distributions	81,917
Net change in unrealized appreciation (depreciation)	(143,310)
Net gain (loss)	(21,107)

Increase (decrease) in net assets from operations	$(16,375)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,732	$4,774
Net realized gain (loss)	40,286	11,315
Realized gain distributions	81,917	—
Net change in unrealized appreciation (depreciation)	(143,310)	88,023

Increase (decrease) in net assets from operations	(16,375)	104,112

Contract owner transactions:
Proceeds from units sold	1,656,957	1,236,647
Cost of units redeemed	(971,482)	(523,346)
Account charges	(94)	(23)
Increase (decrease)	685,381	713,278
Net increase (decrease)	669,006	817,390
Net assets, beginning	960,830	143,440
Net assets, ending	$1,629,836	$960,830

Units sold	1,086,873	869,392
Units redeemed	(637,810)	(362,704)
Net increase (decrease)	449,063	506,688
Units outstanding, beginning	615,123	108,435
Units outstanding, ending	1,064,186	615,123

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,044,233
Cost of units redeemed/account charges	(1,507,503)
Net investment income (loss)	10,118
Net realized gain (loss)	51,723
Realized gain distributions	81,917
Net change in unrealized appreciation (depreciation)	(50,652)
$1,629,836

* Date of Fund Inception into Variable Account: 12/12/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.53	1,064	$1,630	1.25%	-2.0%
12/31/2010	1.56	615	961	1.25%	18.1%
12/31/2009	1.32	108	143	1.25%	28.7%
12/31/2008	1.03	0	0	1.25%	2.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.54	0	$0	1.00%	-1.7%
12/31/2010	1.57	0	0	1.00%	18.4%
12/31/2009	1.33	0	0	1.00%	29.0%
12/31/2008	1.03	0	0	1.00%	2.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.55	0	$0	0.75%	-1.5%
12/31/2010	1.58	0	0	0.75%	18.7%
12/31/2009	1.33	0	0	0.75%	29.3%
12/31/2008	1.03	0	0	0.75%	2.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.57	0	$0	0.50%	-1.2%
12/31/2010	1.59	0	0	0.50%	19.0%
12/31/2009	1.33	0	0	0.50%	29.6%
12/31/2008	1.03	0	0	0.50%	2.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.58	0	$0	0.25%	-1.0%
12/31/2010	1.59	0	0	0.25%	19.3%
12/31/2009	1.34	0	0	0.25%	30.0%
12/31/2008	1.03	0	0	0.25%	2.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.59	0	$0	0.00%	-0.7%
12/31/2010	1.60	0	0	0.00%	19.6%
12/31/2009	1.34	0	0	0.00%	30.3%
12/31/2008	1.03	0	0	0.00%	2.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.5%
2010	1.6%
2009	1.0%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Real Estate - A Class - 025076860

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,817,230	$1,395,142	89,343
Receivables: investments sold	—
Payables: investments purchased	(9,808)
Net assets	$1,807,422

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,516,313	748,646	$2.03
Band 100	—	—	2.07
Band 75	—	—	2.11
Band 50	—	—	2.16
Band 25	—	—	2.20
Band 0	291,109	128,262	2.27
Total	$1,807,422	876,908

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$21,089
Mortality & expense charges	(20,094)
Net investment income (loss)	995

Gain (loss) on investments:
Net realized gain (loss)	136,918
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	54,441
Net gain (loss)	191,359

Increase (decrease) in net assets from operations	$192,354

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$995	$5,712
Net realized gain (loss)	136,918	(204,915)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	54,441	709,045

Increase (decrease) in net assets from operations	192,354	509,842

Contract owner transactions:
Proceeds from units sold	460,920	768,633
Cost of units redeemed	(1,389,384)	(426,272)
Account charges	(734)	(704)
Increase (decrease)	(929,198)	341,657
Net increase (decrease)	(736,844)	851,499
Net assets, beginning	2,544,266	1,692,767
Net assets, ending	$1,807,422	$2,544,266

Units sold	242,680	539,305
Units redeemed	(716,719)	(329,550)
Net increase (decrease)	(474,039)	209,755
Units outstanding, beginning	1,350,947	1,141,192
Units outstanding, ending	876,908	1,350,947

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$7,434,247
Cost of units redeemed/account charges	(5,811,179)
Net investment income (loss)	57,152
Net realized gain (loss)	(913,295)
Realized gain distributions	618,409
Net change in unrealized appreciation (depreciation)	422,088
$1,807,422

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.03	749	$1,516	1.25%	10.0%
12/31/2010	1.84	1,062	1,955	1.25%	27.0%
12/31/2009	1.45	861	1,249	1.25%	24.8%
12/31/2008	1.16	644	749	1.25%	-44.1%
12/31/2007	2.08	515	1,071	1.25%	-17.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.07	0	$0	1.00%	10.3%
12/31/2010	1.88	0	0	1.00%	27.3%
12/31/2009	1.47	0	0	1.00%	25.1%
12/31/2008	1.18	0	0	1.00%	-44.0%
12/31/2007	2.10	0	0	1.00%	-16.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.11	0	$0	0.75%	10.6%
12/31/2010	1.91	0	0	0.75%	27.6%
12/31/2009	1.50	0	0	0.75%	25.4%
12/31/2008	1.19	0	0	0.75%	-43.8%
12/31/2007	2.13	0	0	0.75%	-16.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.16	0	$0	0.50%	10.8%
12/31/2010	1.95	0	0	0.50%	27.9%
12/31/2009	1.52	0	0	0.50%	25.7%
12/31/2008	1.21	0	0	0.50%	-43.7%
12/31/2007	2.15	0	0	0.50%	-16.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.20	0	$0	0.25%	11.1%
12/31/2010	1.98	0	0	0.25%	28.2%
12/31/2009	1.54	0	0	0.25%	26.0%
12/31/2008	1.23	0	0	0.25%	-43.5%
12/31/2007	2.17	0	0	0.25%	-16.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.27	128	$291	0.00%	11.4%
12/31/2010	2.04	289	590	0.00%	28.6%
12/31/2009	1.59	280	444	0.00%	26.3%
12/31/2008	1.25	216	271	0.00%	-43.4%
12/31/2007	2.22	142	315	0.00%	-16.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.0%
2010	1.2%
2009	1.9%
2008	2.4%
2007	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Real Estate - Investor Class - 025076886

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$832,270	$742,479	41,169
Receivables: investments sold	—
Payables: investments purchased	(232)
Net assets	$832,038

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$832,038	993,413	$0.84
Band 100	—	—	0.85
Band 75	—	—	0.86
Band 50	—	—	0.87
Band 25	—	—	0.88
Band 0	—	—	0.89
Total	$832,038	993,413

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$11,965
Mortality & expense charges	(11,427)
Net investment income (loss)	538

Gain (loss) on investments:
Net realized gain (loss)	189,911
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(111,655)
Net gain (loss)	78,256

Increase (decrease) in net assets from operations	$78,794

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$538	$1,518
Net realized gain (loss)	189,911	169,866
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(111,655)	11,273

Increase (decrease) in net assets from operations	78,794	182,657

Contract owner transactions:
Proceeds from units sold	249,767	233,524
Cost of units redeemed	(421,583)	(173,271)
Account charges	(174)	(281)
Increase (decrease)	(171,990)	59,972
Net increase (decrease)	(93,196)	242,629
Net assets, beginning	925,234	682,605
Net assets, ending	$832,038	$925,234

Units sold	500,936	716,339
Units redeemed	(725,125)	(642,453)
Net increase (decrease)	(224,189)	73,886
Units outstanding, beginning	1,217,602	1,143,716
Units outstanding, ending	993,413	1,217,602

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,788,318
Cost of units redeemed/account charges	(993,957)
Net investment income (loss)	33,217
Net realized gain (loss)	(85,338)
Realized gain distributions	7
Net change in unrealized appreciation (depreciation)	89,791
$832,038

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	993	$832	1.25%	10.2%
12/31/2010	0.76	1,218	925	1.25%	27.3%
12/31/2009	0.60	1,144	683	1.25%	25.1%
12/31/2008	0.48	1,660	792	1.25%	-44.0%
12/31/2007	0.85	1,106	942	1.25%	-14.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.85	0	$0	1.00%	10.5%
12/31/2010	0.77	0	0	1.00%	27.6%
12/31/2009	0.60	0	0	1.00%	25.4%
12/31/2008	0.48	0	0	1.00%	-43.8%
12/31/2007	0.85	0	0	1.00%	-14.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	0	$0	0.75%	10.8%
12/31/2010	0.77	0	0	0.75%	28.0%
12/31/2009	0.60	0	0	0.75%	25.7%
12/31/2008	0.48	0	0	0.75%	-43.7%
12/31/2007	0.85	0	0	0.75%	-14.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.87	0	$0	0.50%	11.1%
12/31/2010	0.78	0	0	0.50%	28.3%
12/31/2009	0.61	0	0	0.50%	26.1%
12/31/2008	0.48	0	0	0.50%	-43.5%
12/31/2007	0.86	0	0	0.50%	-14.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.88	0	$0	0.25%	11.3%
12/31/2010	0.79	0	0	0.25%	28.6%
12/31/2009	0.61	0	0	0.25%	26.4%
12/31/2008	0.48	0	0	0.25%	-43.4%
12/31/2007	0.86	0	0	0.25%	-14.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.89	0	$0	0.00%	11.6%
12/31/2010	0.80	0	0	0.00%	28.9%
12/31/2009	0.62	0	0	0.00%	26.7%
12/31/2008	0.49	0	0	0.00%	-43.3%
12/31/2007	0.86	0	0	0.00%	-14.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	1.3%
2009	3.2%
2008	2.8%
2007	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Select - A Class - 025083809

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$94,311	$81,856	2,499
Receivables: investments sold	—
Payables: investments purchased	(116)
Net assets	$94,195

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$94,195	84,500	$1.11
Band 100	—	—	1.14
Band 75	—	—	1.16
Band 50	—	—	1.18
Band 25	—	—	1.20
Band 0	—	—	1.23
Total	$94,195	84,500

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$29
Mortality & expense charges	(1,161)
Net investment income (loss)	(1,132)

Gain (loss) on investments:
Net realized gain (loss)	(322)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	3,602
Net gain (loss)	3,280

Increase (decrease) in net assets from operations	$2,148

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,132)	$(1,101)
Net realized gain (loss)	(322)	(947)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	3,602	14,478

Increase (decrease) in net assets from operations	2,148	12,430

Contract owner transactions:
Proceeds from units sold	26,758	7,160
Cost of units redeemed	(42,206)	(4,812)
Account charges	(15)	(15)
Increase (decrease)	(15,463)	2,333
Net increase (decrease)	(13,315)	14,763
Net assets, beginning	107,510	92,747
Net assets, ending	$94,195	$107,510

Units sold	23,784	7,573
Units redeemed	(35,611)	(5,056)
Net increase (decrease)	(11,827)	2,517
Units outstanding, beginning	96,327	93,810
Units outstanding, ending	84,500	96,327

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$191,911
Cost of units redeemed/account charges	(111,686)
Net investment income (loss)	(3,758)
Net realized gain (loss)	(3,155)
Realized gain distributions	8,428
Net change in unrealized appreciation (depreciation)	12,455
$94,195

* Date of Fund Inception into Variable Account: 9/15/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	84	$94	1.25%	-0.1%
12/31/2010	1.12	96	108	1.25%	12.9%
12/31/2009	0.99	94	93	1.25%	32.8%
12/31/2008	0.74	72	53	1.25%	-40.6%
12/31/2007	1.25	90	113	1.25%	-39.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	1.00%	0.1%
12/31/2010	1.13	0	0	1.00%	13.2%
12/31/2009	1.00	0	0	1.00%	33.1%
12/31/2008	0.75	0	0	1.00%	-40.4%
12/31/2007	1.26	0	0	1.00%	-39.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.75%	0.4%
12/31/2010	1.15	0	0	0.75%	13.5%
12/31/2009	1.02	0	0	0.75%	33.5%
12/31/2008	0.76	0	0	0.75%	-40.3%
12/31/2007	1.28	0	0	0.75%	-39.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	0.50%	0.6%
12/31/2010	1.17	0	0	0.50%	13.7%
12/31/2009	1.03	0	0	0.50%	33.8%
12/31/2008	0.77	0	0	0.50%	-40.1%
12/31/2007	1.29	0	0	0.50%	-39.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.25%	0.9%
12/31/2010	1.19	0	0	0.25%	14.0%
12/31/2009	1.05	0	0	0.25%	34.1%
12/31/2008	0.78	0	0	0.25%	-40.0%
12/31/2007	1.30	0	0	0.25%	-39.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.23	0	$0	0.00%	1.1%
12/31/2010	1.21	0	0	0.00%	14.3%
12/31/2009	1.06	0	0	0.00%	34.5%
12/31/2008	0.79	0	0	0.00%	-39.8%
12/31/2007	1.31	0	0	0.00%	-39.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.1%
2009	0.3%
2008	0.5%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Select - Investor Class - 025083502

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$31,746	$27,452	831
Receivables: investments sold	9
Payables: investments purchased	—
Net assets	$31,755

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$31,755	14,460	$2.20
Band 100	—	—	2.24
Band 75	—	—	2.29
Band 50	—	—	2.34
Band 25	—	—	2.39
Band 0	—	—	2.74
Total	$31,755	14,460

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$85
Mortality & expense charges	(430)
Net investment income (loss)	(345)

Gain (loss) on investments:
Net realized gain (loss)	209
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(74)
Net gain (loss)	135

Increase (decrease) in net assets from operations	$(210)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(345)	$(262)
Net realized gain (loss)	209	(285)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(74)	4,304

Increase (decrease) in net assets from operations	(210)	3,757

Contract owner transactions:
Proceeds from units sold	3,124	3,108
Cost of units redeemed	(4,773)	(2,358)
Account charges	—	—
Increase (decrease)	(1,649)	750
Net increase (decrease)	(1,859)	4,507
Net assets, beginning	33,614	29,107
Net assets, ending	$31,755	$33,614

Units sold	1,389	1,586
Units redeemed	(2,259)	(1,278)
Net increase (decrease)	(870)	308
Units outstanding, beginning	15,330	15,022
Units outstanding, ending	14,460	15,330

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$384,719
Cost of units redeemed/account charges	(374,999)
Net investment income (loss)	(5,893)
Net realized gain (loss)	23,312
Realized gain distributions	322
Net change in unrealized appreciation (depreciation)	4,294
$31,755

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.20	14	$32	1.25%	0.2%
12/31/2010	2.19	15	34	1.25%	13.2%
12/31/2009	1.94	15	29	1.25%	33.1%
12/31/2008	1.46	14	20	1.25%	-40.4%
12/31/2007	2.44	1	3	1.25%	20.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.24	0	$0	1.00%	0.4%
12/31/2010	2.23	0	0	1.00%	13.4%
12/31/2009	1.97	0	0	1.00%	33.5%
12/31/2008	1.47	0	0	1.00%	-40.3%
12/31/2007	2.47	0	0	1.00%	20.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.29	0	$0	0.75%	0.7%
12/31/2010	2.27	0	0	0.75%	13.7%
12/31/2009	2.00	0	0	0.75%	33.8%
12/31/2008	1.49	0	0	0.75%	-40.1%
12/31/2007	2.50	0	0	0.75%	20.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.34	0	$0	0.50%	0.9%
12/31/2010	2.32	0	0	0.50%	14.0%
12/31/2009	2.03	0	0	0.50%	34.1%
12/31/2008	1.51	0	0	0.50%	-40.0%
12/31/2007	2.52	0	0	0.50%	21.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.39	0	$0	0.25%	1.2%
12/31/2010	2.36	0	0	0.25%	14.3%
12/31/2009	2.06	0	0	0.25%	34.5%
12/31/2008	1.53	0	0	0.25%	-39.8%
12/31/2007	2.55	0	0	0.25%	21.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.74	0	$0	0.00%	1.4%
12/31/2010	2.70	0	0	0.00%	14.6%
12/31/2009	2.36	0	0	0.00%	34.8%
12/31/2008	1.75	0	0	0.00%	-39.7%
12/31/2007	2.90	0	0	0.00%	21.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.3%
2010	0.3%
2009	0.6%
2008	1.8%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Small Cap Growth - A Class - 025083221

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$804,518	$788,695	102,187
Receivables: investments sold	—
Payables: investments purchased	(12,566)
Net assets	$791,952

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$790,126	568,575	$1.39
Band 100	1,826	1,289	1.42
Band 75	—	—	1.44
Band 50	—	—	1.47
Band 25	—	—	1.50
Band 0	—	—	1.53
Total	$791,952	569,864

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(12,472)
Net investment income (loss)	(12,472)

Gain (loss) on investments:
Net realized gain (loss)	173,022
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(250,080)
Net gain (loss)	(77,058)

Increase (decrease) in net assets from operations	$(89,530)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,472)	$(8,865)
Net realized gain (loss)	173,022	(27,169)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(250,080)	216,876

Increase (decrease) in net assets from operations	(89,530)	180,842

Contract owner transactions:
Proceeds from units sold	223,763	536,281
Cost of units redeemed	(411,863)	(200,202)
Account charges	(158)	(188)
Increase (decrease)	(188,258)	335,891
Net increase (decrease)	(277,788)	516,733
Net assets, beginning	1,069,740	553,007
Net assets, ending	$791,952	$1,069,740

Units sold	276,773	417,336
Units redeemed	(426,286)	(173,901)
Net increase (decrease)	(149,513)	243,435
Units outstanding, beginning	719,377	475,942
Units outstanding, ending	569,864	719,377

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,681,065
Cost of units redeemed/account charges	(946,503)
Net investment income (loss)	(36,912)
Net realized gain (loss)	59,172
Realized gain distributions	19,307
Net change in unrealized appreciation (depreciation)	15,823
$791,952

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	569	$790	1.25%	-6.5%
12/31/2010	1.49	718	1,068	1.25%	28.0%
12/31/2009	1.16	475	552	1.25%	23.1%
12/31/2008	0.94	463	437	1.25%	-42.8%
12/31/2007	1.65	220	363	1.25%	22.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	1	$2	1.00%	-6.3%
12/31/2010	1.51	1	2	1.00%	28.3%
12/31/2009	1.18	1	1	1.00%	23.4%
12/31/2008	0.95	1	1	1.00%	-42.7%
12/31/2007	1.67	0	0	1.00%	22.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	0	$0	0.75%	-6.1%
12/31/2010	1.54	0	0	0.75%	28.6%
12/31/2009	1.20	0	0	0.75%	23.7%
12/31/2008	0.97	0	0	0.75%	-42.6%
12/31/2007	1.68	0	0	0.75%	22.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.47	0	$0	0.50%	-5.8%
12/31/2010	1.56	0	0	0.50%	28.9%
12/31/2009	1.21	0	0	0.50%	24.0%
12/31/2008	0.98	0	0	0.50%	-42.4%
12/31/2007	1.70	0	0	0.50%	23.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.50	0	$0	0.25%	-5.6%
12/31/2010	1.59	0	0	0.25%	29.3%
12/31/2009	1.23	0	0	0.25%	24.3%
12/31/2008	0.99	0	0	0.25%	-42.3%
12/31/2007	1.71	0	0	0.25%	23.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.53	0	$0	0.00%	-5.4%
12/31/2010	1.62	0	0	0.00%	29.6%
12/31/2009	1.25	0	0	0.00%	24.7%
12/31/2008	1.00	0	0	0.00%	-42.1%
12/31/2007	1.73	0	0	0.00%	23.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Small Cap Value - A Class - 025076837

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$937,109	$1,050,331	125,703
Receivables: investments sold	32,061
Payables: investments purchased	—
Net assets	$969,170

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$742,659	350,672	$2.12
Band 100	—	—	2.16
Band 75	—	—	2.21
Band 50	96,628	42,889	2.25
Band 25	—	—	2.30
Band 0	129,883	55,001	2.36
Total	$969,170	448,562

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$5,975
Mortality & expense charges	(9,515)
Net investment income (loss)	(3,540)

Gain (loss) on investments:
Net realized gain (loss)	46,511
Realized gain distributions	67,595
Net change in unrealized appreciation (depreciation)	(195,560)
Net gain (loss)	(81,454)

Increase (decrease) in net assets from operations	$(84,994)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,540)	$(3,235)
Net realized gain (loss)	46,511	10,170
Realized gain distributions	67,595	—
Net change in unrealized appreciation (depreciation)	(195,560)	88,115

Increase (decrease) in net assets from operations	(84,994)	95,050

Contract owner transactions:
Proceeds from units sold	965,540	509,630
Cost of units redeemed	(530,525)	(246,916)
Account charges	(229)	(73)
Increase (decrease)	434,786	262,641
Net increase (decrease)	349,792	357,691
Net assets, beginning	619,378	261,687
Net assets, ending	$969,170	$619,378

Units sold	508,379	256,276
Units redeemed	(327,458)	(127,394)
Net increase (decrease)	180,921	128,882
Units outstanding, beginning	267,641	138,759
Units outstanding, ending	448,562	267,641

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,040,928
Cost of units redeemed/account charges	(1,176,247)
Net investment income (loss)	(12,065)
Net realized gain (loss)	50,285
Realized gain distributions	179,491
Net change in unrealized appreciation (depreciation)	(113,222)
$969,170

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.12	351	$743	1.25%	-8.1%
12/31/2010	2.30	252	580	1.25%	22.1%
12/31/2009	1.89	139	262	1.25%	36.8%
12/31/2008	1.38	91	125	1.25%	-28.7%
12/31/2007	1.93	75	144	1.25%	-4.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.16	0	$0	1.00%	-7.8%
12/31/2010	2.35	0	0	1.00%	22.4%
12/31/2009	1.92	0	0	1.00%	37.2%
12/31/2008	1.40	0	0	1.00%	-28.5%
12/31/2007	1.95	0	0	1.00%	-4.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.21	0	$0	0.75%	-7.6%
12/31/2010	2.39	0	0	0.75%	22.8%
12/31/2009	1.95	0	0	0.75%	37.5%
12/31/2008	1.41	0	0	0.75%	-28.3%
12/31/2007	1.97	0	0	0.75%	-3.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.25	43	$97	0.50%	-7.4%
12/31/2010	2.43	8	19	0.50%	23.1%
12/31/2009	1.98	0	0	0.50%	37.9%
12/31/2008	1.43	0	0	0.50%	-28.1%
12/31/2007	1.99	0	0	0.50%	-3.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.30	0	$0	0.25%	-7.1%
12/31/2010	2.48	0	0	0.25%	23.4%
12/31/2009	2.01	0	0	0.25%	38.2%
12/31/2008	1.45	0	0	0.25%	-27.9%
12/31/2007	2.02	0	0	0.25%	-3.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.36	55	$130	0.00%	-6.9%
12/31/2010	2.54	8	20	0.00%	23.7%
12/31/2009	2.05	0	0	0.00%	38.6%
12/31/2008	1.48	0	0	0.00%	-27.8%
12/31/2007	2.05	0	0	0.00%	-3.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.8%
2010	0.7%
2009	1.5%
2008	1.4%
2007	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Small Cap Value - Investor Class - 025076852

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$10,774,229	$10,944,020	1,389,990
Receivables: investments sold	—
Payables: investments purchased	(15,703)
Net assets	$10,758,526

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$10,213,168	4,503,943	$2.27
Band 100	—	—	2.31
Band 75	—	—	2.36
Band 50	—	—	2.41
Band 25	—	—	2.46
Band 0	545,358	210,246	2.59
Total	$10,758,526	4,714,189

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$87,284
Mortality & expense charges	(132,568)
Net investment income (loss)	(45,284)

Gain (loss) on investments:
Net realized gain (loss)	(260,996)
Realized gain distributions	765,622
Net change in unrealized appreciation (depreciation)	(1,340,918)
Net gain (loss)	(836,292)

Increase (decrease) in net assets from operations	$(881,576)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(45,284)	$(37,925)
Net realized gain (loss)	(260,996)	(314,337)
Realized gain distributions	765,622	—
Net change in unrealized appreciation (depreciation)	(1,340,918)	2,306,684

Increase (decrease) in net assets from operations	(881,576)	1,954,422

Contract owner transactions:
Proceeds from units sold	2,477,548	3,920,469
Cost of units redeemed	(2,338,208)	(2,192,823)
Account charges	(2,815)	(2,595)
Increase (decrease)	136,525	1,725,051
Net increase (decrease)	(745,051)	3,679,473
Net assets, beginning	11,503,577	7,824,104
Net assets, ending	$10,758,526	$11,503,577

Units sold	1,081,576	1,919,347
Units redeemed	(1,020,122)	(1,163,328)
Net increase (decrease)	61,454	756,019
Units outstanding, beginning	4,652,735	3,896,716
Units outstanding, ending	4,714,189	4,652,735

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$23,312,100
Cost of units redeemed/account charges	(15,697,810)
Net investment income (loss)	(150,166)
Net realized gain (loss)	(1,331,652)
Realized gain distributions	4,795,845
Net change in unrealized appreciation (depreciation)	(169,791)
$10,758,526

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.27	4,504	$10,213	1.25%	-7.9%
12/31/2010	2.46	4,498	11,075	1.25%	22.6%
12/31/2009	2.01	3,897	7,824	1.25%	37.0%
12/31/2008	1.47	3,749	5,493	1.25%	-28.5%
12/31/2007	2.05	3,912	8,020	1.25%	-3.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.31	0	$0	1.00%	-7.7%
12/31/2010	2.51	0	0	1.00%	22.9%
12/31/2009	2.04	0	0	1.00%	37.4%
12/31/2008	1.48	0	0	1.00%	-28.3%
12/31/2007	2.07	0	0	1.00%	-3.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.36	0	$0	0.75%	-7.4%
12/31/2010	2.55	0	0	0.75%	23.2%
12/31/2009	2.07	0	0	0.75%	37.7%
12/31/2008	1.50	0	0	0.75%	-28.2%
12/31/2007	2.09	0	0	0.75%	-3.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.41	0	$0	0.50%	-7.2%
12/31/2010	2.60	0	0	0.50%	23.5%
12/31/2009	2.10	0	0	0.50%	38.1%
12/31/2008	1.52	0	0	0.50%	-28.0%
12/31/2007	2.12	0	0	0.50%	-3.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.46	0	$0	0.25%	-7.0%
12/31/2010	2.65	0	0	0.25%	23.8%
12/31/2009	2.14	0	0	0.25%	38.4%
12/31/2008	1.54	0	0	0.25%	-27.8%
12/31/2007	2.14	0	0	0.25%	-3.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.59	210	$545	0.00%	-6.7%
12/31/2010	2.78	154	429	0.00%	24.2%
12/31/2009	2.24	0	0	0.00%	38.8%
12/31/2008	1.61	0	0	0.00%	-27.6%
12/31/2007	2.23	0	0	0.00%	-2.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.8%
2010	0.8%
2009	1.8%
2008	1.6%
2007	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Small Company Stock - A Class - 02507M824

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$92,185	$96,222	12,118
Receivables: investments sold	36
Payables: investments purchased	—
Net assets	$92,221

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$92,221	52,786	$1.75
Band 100	—	—	1.78
Band 75	—	—	1.82
Band 50	—	—	1.86
Band 25	—	—	1.90
Band 0	—	—	1.96
Total	$92,221	52,786

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(1,218)
Net investment income (loss)	(1,218)

Gain (loss) on investments:
Net realized gain (loss)	(6,731)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	6,209
Net gain (loss)	(522)

Increase (decrease) in net assets from operations	$(1,740)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,218)	$(1,245)
Net realized gain (loss)	(6,731)	(2,987)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	6,209	27,374

Increase (decrease) in net assets from operations	(1,740)	23,142

Contract owner transactions:
Proceeds from units sold	2,251	1,554
Cost of units redeemed	(22,203)	(3,761)
Account charges	(2)	(1)
Increase (decrease)	(19,954)	(2,208)
Net increase (decrease)	(21,694)	20,934
Net assets, beginning	113,915	92,981
Net assets, ending	$92,221	$113,915

Units sold	1,289	1,085
Units redeemed	(12,228)	(2,546)
Net increase (decrease)	(10,939)	(1,461)
Units outstanding, beginning	63,725	65,186
Units outstanding, ending	52,786	63,725

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$222,124
Cost of units redeemed/account charges	(147,567)
Net investment income (loss)	(6,341)
Net realized gain (loss)	(987)
Realized gain distributions	29,029
Net change in unrealized appreciation (depreciation)	(4,037)
$92,221

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.75	53	$92	1.25%	-2.3%
12/31/2010	1.79	64	114	1.25%	25.3%
12/31/2009	1.43	65	93	1.25%	18.7%
12/31/2008	1.20	54	64	1.25%	-39.1%
12/31/2007	1.97	45	89	1.25%	-7.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.78	0	$0	1.00%	-2.0%
12/31/2010	1.82	0	0	1.00%	25.6%
12/31/2009	1.45	0	0	1.00%	19.0%
12/31/2008	1.22	0	0	1.00%	-39.0%
12/31/2007	1.99	0	0	1.00%	-6.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.82	0	$0	0.75%	-1.8%
12/31/2010	1.85	0	0	0.75%	26.0%
12/31/2009	1.47	0	0	0.75%	19.3%
12/31/2008	1.23	0	0	0.75%	-38.8%
12/31/2007	2.02	0	0	0.75%	-6.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.86	0	$0	0.50%	-1.5%
12/31/2010	1.89	0	0	0.50%	26.3%
12/31/2009	1.49	0	0	0.50%	19.6%
12/31/2008	1.25	0	0	0.50%	-38.6%
12/31/2007	2.04	0	0	0.50%	-6.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.90	0	$0	0.25%	-1.3%
12/31/2010	1.92	0	0	0.25%	26.6%
12/31/2009	1.52	0	0	0.25%	19.9%
12/31/2008	1.27	0	0	0.25%	-38.5%
12/31/2007	2.06	0	0	0.25%	-6.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.96	0	$0	0.00%	-1.0%
12/31/2010	1.98	0	0	0.00%	26.9%
12/31/2009	1.56	0	0	0.00%	20.2%
12/31/2008	1.30	0	0	0.00%	-38.3%
12/31/2007	2.11	0	0	0.00%	-6.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.2%
2008	0.0%
2007	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Strategic Allocation Aggressive - A Class - 025085887

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$11,130,561	$10,197,006	1,508,006
Receivables: investments sold	13,606
Payables: investments purchased	—
Net assets	$11,144,167

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$8,396,562	5,046,090	$1.66
Band 100	286,417	168,620	1.70
Band 75	—	—	1.73
Band 50	37,799	21,354	1.77
Band 25	—	—	1.81
Band 0	2,423,389	1,306,148	1.86
Total	$11,144,167	6,542,212

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$93,944
Mortality & expense charges	(106,040)
Net investment income (loss)	(12,096)

Gain (loss) on investments:
Net realized gain (loss)	(26,870)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(354,762)
Net gain (loss)	(381,632)

Increase (decrease) in net assets from operations	$(393,728)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,096)	$(30,940)
Net realized gain (loss)	(26,870)	(261,142)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(354,762)	1,275,974

Increase (decrease) in net assets from operations	(393,728)	983,892

Contract owner transactions:
Proceeds from units sold	4,178,288	2,476,782
Cost of units redeemed	(1,224,593)	(1,183,487)
Account charges	(3,642)	(5,273)
Increase (decrease)	2,950,053	1,288,022
Net increase (decrease)	2,556,325	2,271,914
Net assets, beginning	8,587,842	6,315,928
Net assets, ending	$11,144,167	$8,587,842

Units sold	2,374,055	1,584,338
Units redeemed	(787,387)	(795,467)
Net increase (decrease)	1,586,668	788,871
Units outstanding, beginning	4,955,544	4,166,673
Units outstanding, ending	6,542,212	4,955,544

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$15,421,403
Cost of units redeemed/account charges	(5,172,526)
Net investment income (loss)	(52,492)
Net realized gain (loss)	(383,518)
Realized gain distributions	397,745
Net change in unrealized appreciation (depreciation)	933,555
$11,144,167

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.66	5,046	$8,397	1.25%	-3.4%
12/31/2010	1.72	4,523	7,788	1.25%	13.6%
12/31/2009	1.52	4,075	6,175	1.25%	23.9%
12/31/2008	1.22	2,469	3,019	1.25%	-34.6%
12/31/2007	1.87	1,169	2,188	1.25%	13.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.70	169	$286	1.00%	-3.1%
12/31/2010	1.75	130	228	1.00%	13.9%
12/31/2009	1.54	92	141	1.00%	24.2%
12/31/2008	1.24	51	63	1.00%	-34.5%
12/31/2007	1.89	16	30	1.00%	13.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.73	0	$0	0.75%	-2.9%
12/31/2010	1.79	0	0	0.75%	14.2%
12/31/2009	1.56	0	0	0.75%	24.5%
12/31/2008	1.26	0	0	0.75%	-34.3%
12/31/2007	1.91	0	0	0.75%	13.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.77	21	$38	0.50%	-2.6%
12/31/2010	1.82	24	43	0.50%	14.5%
12/31/2009	1.59	0	0	0.50%	24.9%
12/31/2008	1.27	0	0	0.50%	-34.2%
12/31/2007	1.93	0	0	0.50%	14.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.81	0	$0	0.25%	-2.4%
12/31/2010	1.85	0	0	0.25%	14.8%
12/31/2009	1.61	0	0	0.25%	25.2%
12/31/2008	1.29	0	0	0.25%	-34.0%
12/31/2007	1.95	0	0	0.25%	14.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.86	1,306	$2,423	0.00%	-2.2%
12/31/2010	1.90	279	529	0.00%	15.1%
12/31/2009	1.65	0	0	0.00%	25.5%
12/31/2008	1.31	0	0	0.00%	-33.8%
12/31/2007	1.98	0	0	0.00%	14.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.0%
2010	0.8%
2009	0.6%
2008	1.7%
2007	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Strategic Allocation Aggressive - Investor Class - 025085705

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$32,543,107	$31,447,447	4,427,337
Receivables: investments sold	42,097
Payables: investments purchased	—
Net assets	$32,585,204

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$31,895,204	21,751,649	$1.47
Band 100	—	—	1.50
Band 75	—	—	1.53
Band 50	—	—	1.56
Band 25	—	—	1.59
Band 0	690,000	417,435	1.65
Total	$32,585,204	22,169,084

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$445,007
Mortality & expense charges	(389,422)
Net investment income (loss)	55,585

Gain (loss) on investments:
Net realized gain (loss)	(187,949)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(892,265)
Net gain (loss)	(1,080,214)

Increase (decrease) in net assets from operations	$(1,024,629)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$55,585	$19,544
Net realized gain (loss)	(187,949)	(428,772)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(892,265)	3,974,908

Increase (decrease) in net assets from operations	(1,024,629)	3,565,680

Contract owner transactions:
Proceeds from units sold	7,140,023	6,718,962
Cost of units redeemed	(3,848,111)	(3,072,474)
Account charges	(5,175)	(4,289)
Increase (decrease)	3,286,737	3,642,199
Net increase (decrease)	2,262,108	7,207,879
Net assets, beginning	30,323,096	23,115,217
Net assets, ending	$32,585,204	$30,323,096

Units sold	4,863,303	5,401,412
Units redeemed	(2,675,320)	(2,807,730)
Net increase (decrease)	2,187,983	2,593,682
Units outstanding, beginning	19,981,101	17,387,419
Units outstanding, ending	22,169,084	19,981,101

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$50,715,616
Cost of units redeemed/account charges	(20,692,672)
Net investment income (loss)	208,440
Net realized gain (loss)	(1,171,133)
Realized gain distributions	2,429,293
Net change in unrealized appreciation (depreciation)	1,095,660
$32,585,204

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.47	21,752	$31,895	1.25%	-3.1%
12/31/2010	1.51	19,558	29,610	1.25%	13.9%
12/31/2009	1.33	17,387	23,115	1.25%	24.4%
12/31/2008	1.07	14,030	14,990	1.25%	-34.9%
12/31/2007	1.64	9,397	15,428	1.25%	13.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.50	0	$0	1.00%	-2.9%
12/31/2010	1.54	0	0	1.00%	14.2%
12/31/2009	1.35	0	0	1.00%	24.7%
12/31/2008	1.08	0	0	1.00%	-34.8%
12/31/2007	1.66	0	0	1.00%	13.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.53	0	$0	0.75%	-2.7%
12/31/2010	1.57	0	0	0.75%	14.5%
12/31/2009	1.37	0	0	0.75%	25.0%
12/31/2008	1.10	0	0	0.75%	-34.6%
12/31/2007	1.68	0	0	0.75%	14.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.56	0	$0	0.50%	-2.4%
12/31/2010	1.60	0	0	0.50%	14.7%
12/31/2009	1.39	0	0	0.50%	25.4%
12/31/2008	1.11	0	0	0.50%	-34.4%
12/31/2007	1.69	0	0	0.50%	14.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.59	0	$0	0.25%	-2.2%
12/31/2010	1.63	0	0	0.25%	15.0%
12/31/2009	1.42	0	0	0.25%	25.7%
12/31/2008	1.13	0	0	0.25%	-34.3%
12/31/2007	1.71	0	0	0.25%	14.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.65	417	$690	0.00%	-1.9%
12/31/2010	1.69	423	713	0.00%	15.3%
12/31/2009	1.46	0	0	0.00%	26.0%
12/31/2008	1.16	0	0	0.00%	-34.1%
12/31/2007	1.76	0	0	0.00%	14.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	1.3%
2009	0.9%
2008	1.7%
2007	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Strategic Allocation Conservative - A Class - 025085309

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$4,195,898	$3,956,226	757,019
Receivables: investments sold	—
Payables: investments purchased	(24,722)
Net assets	$4,171,176

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$3,809,024	2,636,851	$1.44
Band 100	88,364	59,923	1.47
Band 75	—	—	1.51
Band 50	—	—	1.54
Band 25	—	—	1.57
Band 0	273,788	170,685	1.60
Total	$4,171,176	2,867,459

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$59,599
Mortality & expense charges	(45,055)
Net investment income (loss)	14,544

Gain (loss) on investments:
Net realized gain (loss)	43,775
Realized gain distributions	72,762
Net change in unrealized appreciation (depreciation)	(55,084)
Net gain (loss)	61,453

Increase (decrease) in net assets from operations	$75,997

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,544	$8,680
Net realized gain (loss)	43,775	(10,472)
Realized gain distributions	72,762	—
Net change in unrealized appreciation (depreciation)	(55,084)	254,701

Increase (decrease) in net assets from operations	75,997	252,909

Contract owner transactions:
Proceeds from units sold	1,669,564	1,324,278
Cost of units redeemed	(1,137,621)	(647,619)
Account charges	(1,853)	(2,092)
Increase (decrease)	530,090	674,567
Net increase (decrease)	606,087	927,476
Net assets, beginning	3,565,089	2,637,613
Net assets, ending	$4,171,176	$3,565,089

Units sold	1,157,949	992,219
Units redeemed	(797,427)	(494,678)
Net increase (decrease)	360,522	497,541
Units outstanding, beginning	2,506,937	2,009,396
Units outstanding, ending	2,867,459	2,506,937

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$8,320,223
Cost of units redeemed/account charges	(4,452,397)
Net investment income (loss)	79,519
Net realized gain (loss)	(207,146)
Realized gain distributions	191,305
Net change in unrealized appreciation (depreciation)	239,672
$4,171,176

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	2,637	$3,809	1.25%	1.9%
12/31/2010	1.42	2,391	3,390	1.25%	8.0%
12/31/2009	1.31	1,973	2,590	1.25%	12.9%
12/31/2008	1.16	1,941	2,256	1.25%	-16.7%
12/31/2007	1.40	1,039	1,449	1.25%	5.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.47	60	$88	1.00%	2.1%
12/31/2010	1.44	47	68	1.00%	8.3%
12/31/2009	1.33	36	48	1.00%	13.1%
12/31/2008	1.18	1	1	1.00%	-16.5%
12/31/2007	1.41	0	0	1.00%	5.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.51	0	$0	0.75%	2.4%
12/31/2010	1.47	0	0	0.75%	8.6%
12/31/2009	1.35	0	0	0.75%	13.4%
12/31/2008	1.19	0	0	0.75%	-16.3%
12/31/2007	1.43	0	0	0.75%	6.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.54	0	$0	0.50%	2.6%
12/31/2010	1.50	0	0	0.50%	8.9%
12/31/2009	1.38	0	0	0.50%	13.7%
12/31/2008	1.21	0	0	0.50%	-16.1%
12/31/2007	1.44	0	0	0.50%	6.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.57	0	$0	0.25%	2.9%
12/31/2010	1.52	0	0	0.25%	9.1%
12/31/2009	1.40	0	0	0.25%	14.0%
12/31/2008	1.23	0	0	0.25%	-15.8%
12/31/2007	1.46	0	0	0.25%	6.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.60	171	$274	0.00%	3.2%
12/31/2010	1.55	69	107	0.00%	9.4%
12/31/2009	1.42	0	0	0.00%	14.3%
12/31/2008	1.24	0	0	0.00%	-15.6%
12/31/2007	1.47	0	0	0.00%	6.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.5%
2010	1.5%
2009	1.7%
2008	2.7%
2007	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Strategic Allocation Conservative - Investor Class - 025085101

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$7,972,567	$7,316,666	1,447,248
Receivables: investments sold	1,770
Payables: investments purchased	—
Net assets	$7,974,337

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$6,986,141	5,027,788	$1.39
Band 100	—	—	1.42
Band 75	—	—	1.45
Band 50	—	—	1.48
Band 25	—	—	1.51
Band 0	988,196	630,906	1.57
Total	$7,974,337	5,658,694

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$141,060
Mortality & expense charges	(86,554)
Net investment income (loss)	54,506

Gain (loss) on investments:
Net realized gain (loss)	74,742
Realized gain distributions	138,087
Net change in unrealized appreciation (depreciation)	(80,438)
Net gain (loss)	132,391

Increase (decrease) in net assets from operations	$186,897

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$54,506	$47,603
Net realized gain (loss)	74,742	(157,141)
Realized gain distributions	138,087	—
Net change in unrealized appreciation (depreciation)	(80,438)	702,878

Increase (decrease) in net assets from operations	186,897	593,340

Contract owner transactions:
Proceeds from units sold	1,497,674	4,864,655
Cost of units redeemed	(1,675,724)	(3,566,164)
Account charges	(1,092)	(814)
Increase (decrease)	(179,142)	1,297,677
Net increase (decrease)	7,755	1,891,017
Net assets, beginning	7,966,582	6,075,565
Net assets, ending	$7,974,337	$7,966,582

Units sold	1,326,887	3,723,328
Units redeemed	(1,443,708)	(2,786,086)
Net increase (decrease)	(116,821)	937,242
Units outstanding, beginning	5,775,515	4,838,273
Units outstanding, ending	5,658,694	5,775,515

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$17,925,155
Cost of units redeemed/account charges	(11,235,033)
Net investment income (loss)	325,024
Net realized gain (loss)	(208,670)
Realized gain distributions	511,960
Net change in unrealized appreciation (depreciation)	655,901
$7,974,337

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	5,028	$6,986	1.25%	2.1%
12/31/2010	1.36	5,065	6,890	1.25%	8.3%
12/31/2009	1.26	4,838	6,076	1.25%	13.1%
12/31/2008	1.11	3,845	4,268	1.25%	-16.4%
12/31/2007	1.33	2,278	3,026	1.25%	5.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	1.00%	2.4%
12/31/2010	1.39	0	0	1.00%	8.6%
12/31/2009	1.28	0	0	1.00%	13.4%
12/31/2008	1.12	0	0	1.00%	-16.2%
12/31/2007	1.34	0	0	1.00%	6.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	0	$0	0.75%	2.7%
12/31/2010	1.41	0	0	0.75%	8.9%
12/31/2009	1.30	0	0	0.75%	13.7%
12/31/2008	1.14	0	0	0.75%	-16.0%
12/31/2007	1.36	0	0	0.75%	6.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.48	0	$0	0.50%	2.9%
12/31/2010	1.44	0	0	0.50%	9.2%
12/31/2009	1.32	0	0	0.50%	14.0%
12/31/2008	1.15	0	0	0.50%	-15.8%
12/31/2007	1.37	0	0	0.50%	6.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.51	0	$0	0.25%	3.2%
12/31/2010	1.46	0	0	0.25%	9.4%
12/31/2009	1.34	0	0	0.25%	14.3%
12/31/2008	1.17	0	0	0.25%	-15.6%
12/31/2007	1.39	0	0	0.25%	6.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.57	631	$988	0.00%	3.4%
12/31/2010	1.51	711	1,076	0.00%	9.7%
12/31/2009	1.38	0	0	0.00%	14.5%
12/31/2008	1.21	0	0	0.00%	-15.4%
12/31/2007	1.42	0	0	0.00%	7.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.8%
2010	1.8%
2009	2.0%
2008	2.6%
2007	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Strategic Allocation Moderate - A Class - 025085606

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$24,051,681	$23,181,843	3,760,751
Receivables: investments sold	17,125
Payables: investments purchased	—
Net assets	$24,068,806

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$18,624,227	11,702,163	$1.59
Band 100	486,094	299,200	1.62
Band 75	1,750,635	1,055,544	1.66
Band 50	21,677	12,803	1.69
Band 25	—	—	1.73
Band 0	3,186,173	1,795,448	1.77
Total	$24,068,806	14,865,158

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$315,046
Mortality & expense charges	(238,779)
Net investment income (loss)	76,267

Gain (loss) on investments:
Net realized gain (loss)	936,155
Realized gain distributions	200,958
Net change in unrealized appreciation (depreciation)	(1,507,617)
Net gain (loss)	(370,504)

Increase (decrease) in net assets from operations	$(294,237)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$76,267	$17,330
Net realized gain (loss)	936,155	2,031,559
Realized gain distributions	200,958	—
Net change in unrealized appreciation (depreciation)	(1,507,617)	(8,168)

Increase (decrease) in net assets from operations	(294,237)	2,040,721

Contract owner transactions:
Proceeds from units sold	12,919,525	12,288,936
Cost of units redeemed	(6,837,234)	(15,388,309)
Account charges	(11,494)	(11,023)
Increase (decrease)	6,070,797	(3,110,396)
Net increase (decrease)	5,776,560	(1,069,675)
Net assets, beginning	18,292,246	19,361,921
Net assets, ending	$24,068,806	$18,292,246

Units sold	15,089,800	11,962,509
Units redeemed	(11,598,147)	(13,921,784)
Net increase (decrease)	3,491,653	(1,959,275)
Units outstanding, beginning	11,373,505	13,332,780
Units outstanding, ending	14,865,158	11,373,505

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$76,066,539
Cost of units redeemed/account charges	(54,084,359)
Net investment income (loss)	329,783
Net realized gain (loss)	(520,476)
Realized gain distributions	1,407,481
Net change in unrealized appreciation (depreciation)	869,838
$24,068,806

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.59	11,702	$18,624	1.25%	-0.8%
12/31/2010	1.60	10,739	17,229	1.25%	11.1%
12/31/2009	1.44	8,770	12,667	1.25%	19.1%
12/31/2008	1.21	6,418	7,782	1.25%	-26.8%
12/31/2007	1.66	2,394	3,967	1.25%	9.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.62	299	$486	1.00%	-0.6%
12/31/2010	1.63	427	697	1.00%	11.3%
12/31/2009	1.47	4,563	6,695	1.00%	19.4%
12/31/2008	1.23	4,114	5,054	1.00%	-26.7%
12/31/2007	1.67	2,568	4,302	1.00%	9.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.66	1,056	$1,751	0.75%	-0.3%
12/31/2010	1.66	0	0	0.75%	11.6%
12/31/2009	1.49	0	0	0.75%	19.7%
12/31/2008	1.24	0	0	0.75%	-26.5%
12/31/2007	1.69	0	0	0.75%	9.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.69	13	$22	0.50%	-0.1%
12/31/2010	1.69	12	20	0.50%	11.9%
12/31/2009	1.51	0	0	0.50%	20.0%
12/31/2008	1.26	0	0	0.50%	-26.3%
12/31/2007	1.71	0	0	0.50%	10.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.73	0	$0	0.25%	0.2%
12/31/2010	1.73	0	0	0.25%	12.2%
12/31/2009	1.54	0	0	0.25%	20.3%
12/31/2008	1.28	0	0	0.25%	-26.1%
12/31/2007	1.73	0	0	0.25%	10.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.77	1,795	$3,186	0.00%	0.4%
12/31/2010	1.77	196	346	0.00%	12.5%
12/31/2009	1.57	0	0	0.00%	20.6%
12/31/2008	1.30	0	0	0.00%	-25.9%
12/31/2007	1.76	0	0	0.00%	10.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.5%
2010	1.3%
2009	1.4%
2008	2.3%
2007	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Strategic Allocation Moderate - Investor Class - 025085408

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$61,342,882	$54,299,037	9,590,756
Receivables: investments sold	37,956
Payables: investments purchased	—
Net assets	$61,380,838

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$55,761,736	38,073,248	$1.46
Band 100	—	—	1.50
Band 75	—	—	1.53
Band 50	—	—	1.56
Band 25	—	—	1.59
Band 0	5,619,102	3,403,402	1.65
Total	$61,380,838	41,476,650

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,005,947
Mortality & expense charges	(671,101)
Net investment income (loss)	334,846

Gain (loss) on investments:
Net realized gain (loss)	345,315
Realized gain distributions	512,866
Net change in unrealized appreciation (depreciation)	(1,560,414)
Net gain (loss)	(702,233)

Increase (decrease) in net assets from operations	$(367,387)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$334,846	$203,285
Net realized gain (loss)	345,315	(816,138)
Realized gain distributions	512,866	—
Net change in unrealized appreciation (depreciation)	(1,560,414)	6,255,487

Increase (decrease) in net assets from operations	(367,387)	5,642,634

Contract owner transactions:
Proceeds from units sold	19,184,761	19,642,916
Cost of units redeemed	(14,936,287)	(12,409,793)
Account charges	(8,848)	(6,657)
Increase (decrease)	4,239,626	7,226,466
Net increase (decrease)	3,872,239	12,869,100
Net assets, beginning	57,508,599	44,639,499
Net assets, ending	$61,380,838	$57,508,599

Units sold	19,843,864	14,828,272
Units redeemed	(16,952,260)	(9,942,723)
Net increase (decrease)	2,891,604	4,885,549
Units outstanding, beginning	38,585,046	33,699,497
Units outstanding, ending	41,476,650	38,585,046

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$104,190,089
Cost of units redeemed/account charges	(49,033,331)
Net investment income (loss)	1,332,065
Net realized gain (loss)	(6,011,849)
Realized gain distributions	3,860,019
Net change in unrealized appreciation (depreciation)	7,043,845
$61,380,838

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.46	38,073	$55,762	1.25%	-0.7%
12/31/2010	1.47	35,017	51,649	1.25%	11.4%
12/31/2009	1.32	33,699	44,639	1.25%	19.6%
12/31/2008	1.11	28,418	31,475	1.25%	-26.6%
12/31/2007	1.51	16,261	24,542	1.25%	9.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.50	0	$0	1.00%	-0.5%
12/31/2010	1.50	0	0	1.00%	11.6%
12/31/2009	1.35	0	0	1.00%	19.9%
12/31/2008	1.12	0	0	1.00%	-26.4%
12/31/2007	1.53	0	0	1.00%	9.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.53	0	$0	0.75%	-0.2%
12/31/2010	1.53	0	0	0.75%	11.9%
12/31/2009	1.37	0	0	0.75%	20.2%
12/31/2008	1.14	0	0	0.75%	-26.2%
12/31/2007	1.54	0	0	0.75%	9.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.56	0	$0	0.50%	0.0%
12/31/2010	1.56	0	0	0.50%	12.2%
12/31/2009	1.39	0	0	0.50%	20.5%
12/31/2008	1.15	0	0	0.50%	-26.1%
12/31/2007	1.56	0	0	0.50%	10.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.59	0	$0	0.25%	0.3%
12/31/2010	1.59	0	0	0.25%	12.5%
12/31/2009	1.41	0	0	0.25%	20.8%
12/31/2008	1.17	0	0	0.25%	-25.9%
12/31/2007	1.57	0	0	0.25%	10.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.65	3,403	$5,619	0.00%	0.5%
12/31/2010	1.64	3,568	5,859	0.00%	12.8%
12/31/2009	1.46	0	0	0.00%	21.1%
12/31/2008	1.20	0	0	0.00%	-25.7%
12/31/2007	1.62	0	0	0.00%	10.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.7%
2010	1.5%
2009	1.7%
2008	2.4%
2007	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Ultra - Advisor Class - 025083858

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$542,580	$504,871	24,788
Receivables: investments sold	9,209
Payables: investments purchased	—
Net assets	$551,789

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$551,789	415,957	$1.33
Band 100	—	—	1.35
Band 75	—	—	1.38
Band 50	—	—	1.41
Band 25	—	—	1.44
Band 0	—	—	1.48
Total	$551,789	415,957

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(6,200)
Net investment income (loss)	(6,200)

Gain (loss) on investments:
Net realized gain (loss)	(17,520)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	21,468
Net gain (loss)	3,948

Increase (decrease) in net assets from operations	$(2,252)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,200)	$(5,140)
Net realized gain (loss)	(17,520)	(59,085)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	21,468	126,646

Increase (decrease) in net assets from operations	(2,252)	62,421

Contract owner transactions:
Proceeds from units sold	164,517	122,323
Cost of units redeemed	(79,167)	(113,826)
Account charges	(232)	(274)
Increase (decrease)	85,118	8,223
Net increase (decrease)	82,866	70,644
Net assets, beginning	468,923	398,279
Net assets, ending	$551,789	$468,923

Units sold	123,634	108,825
Units redeemed	(60,109)	(100,194)
Net increase (decrease)	63,525	8,631
Units outstanding, beginning	352,432	343,801
Units outstanding, ending	415,957	352,432

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,198,170
Cost of units redeemed/account charges	(670,008)
Net investment income (loss)	(33,558)
Net realized gain (loss)	(125,187)
Realized gain distributions	144,663
Net change in unrealized appreciation (depreciation)	37,709
$551,789

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.33	416	$552	1.25%	-0.3%
12/31/2010	1.33	352	469	1.25%	14.9%
12/31/2009	1.16	344	398	1.25%	33.4%
12/31/2008	0.87	301	261	1.25%	-42.6%
12/31/2007	1.51	295	447	1.25%	19.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	1.00%	0.0%
12/31/2010	1.35	0	0	1.00%	15.1%
12/31/2009	1.18	0	0	1.00%	33.7%
12/31/2008	0.88	0	0	1.00%	-42.5%
12/31/2007	1.53	0	0	1.00%	20.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.75%	0.2%
12/31/2010	1.38	0	0	0.75%	15.4%
12/31/2009	1.20	0	0	0.75%	34.0%
12/31/2008	0.89	0	0	0.75%	-42.4%
12/31/2007	1.55	0	0	0.75%	20.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.50%	0.5%
12/31/2010	1.40	0	0	0.50%	15.7%
12/31/2009	1.21	0	0	0.50%	34.4%
12/31/2008	0.90	0	0	0.50%	-42.2%
12/31/2007	1.56	0	0	0.50%	21.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	0	$0	0.25%	0.7%
12/31/2010	1.43	0	0	0.25%	16.0%
12/31/2009	1.23	0	0	0.25%	34.7%
12/31/2008	0.92	0	0	0.25%	-42.1%
12/31/2007	1.58	0	0	0.25%	21.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.48	0	$0	0.00%	1.0%
12/31/2010	1.47	0	0	0.00%	16.3%
12/31/2009	1.26	0	0	0.00%	35.0%
12/31/2008	0.93	0	0	0.00%	-41.9%
12/31/2007	1.61	0	0	0.00%	21.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.3%
2008	0.2%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Ultra - Investor Class - 025083882

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$625,548	$599,052	27,312
Receivables: investments sold	460
Payables: investments purchased	—
Net assets	$626,008

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$626,008	264,155	$2.37
Band 100	—	—	2.42
Band 75	—	—	2.47
Band 50	—	—	2.52
Band 25	—	—	2.57
Band 0	—	—	2.96
Total	$626,008	264,155

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(5,599)
Net investment income (loss)	(5,599)

Gain (loss) on investments:
Net realized gain (loss)	5,435
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(2,871)
Net gain (loss)	2,564

Increase (decrease) in net assets from operations	$(3,035)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,599)	$(2,203)
Net realized gain (loss)	5,435	(987)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(2,871)	35,249

Increase (decrease) in net assets from operations	(3,035)	32,059

Contract owner transactions:
Proceeds from units sold	447,271	19,717
Cost of units redeemed	(58,862)	(19,593)
Account charges	(19)	(31)
Increase (decrease)	388,390	93
Net increase (decrease)	385,355	32,152
Net assets, beginning	240,653	208,501
Net assets, ending	$626,008	$240,653

Units sold	187,229	9,400
Units redeemed	(24,559)	(9,133)
Net increase (decrease)	162,670	267
Units outstanding, beginning	101,485	101,218
Units outstanding, ending	264,155	101,485

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,371,119
Cost of units redeemed/account charges	(2,901,997)
Net investment income (loss)	(48,373)
Net realized gain (loss)	88,620
Realized gain distributions	90,143
Net change in unrealized appreciation (depreciation)	26,496
$626,008

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.37	264	$626	1.25%	-0.1%
12/31/2010	2.37	101	241	1.25%	15.1%
12/31/2009	2.06	101	209	1.25%	33.7%
12/31/2008	1.54	135	208	1.25%	-42.5%
12/31/2007	2.68	71	191	1.25%	20.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.42	0	$0	1.00%	0.2%
12/31/2010	2.41	0	0	1.00%	15.4%
12/31/2009	2.09	0	0	1.00%	34.0%
12/31/2008	1.56	0	0	1.00%	-42.3%
12/31/2007	2.71	0	0	1.00%	20.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.47	0	$0	0.75%	0.4%
12/31/2010	2.46	0	0	0.75%	15.7%
12/31/2009	2.13	0	0	0.75%	34.3%
12/31/2008	1.58	0	0	0.75%	-42.2%
12/31/2007	2.74	0	0	0.75%	20.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.52	0	$0	0.50%	0.7%
12/31/2010	2.50	0	0	0.50%	16.0%
12/31/2009	2.16	0	0	0.50%	34.7%
12/31/2008	1.60	0	0	0.50%	-42.0%
12/31/2007	2.76	0	0	0.50%	21.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.57	0	$0	0.25%	0.9%
12/31/2010	2.55	0	0	0.25%	16.3%
12/31/2009	2.19	0	0	0.25%	35.0%
12/31/2008	1.62	0	0	0.25%	-41.9%
12/31/2007	2.79	0	0	0.25%	21.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.96	0	$0	0.00%	1.2%
12/31/2010	2.92	0	0	0.00%	16.6%
12/31/2009	2.51	0	0	0.00%	35.4%
12/31/2008	1.85	0	0	0.00%	-41.7%
12/31/2007	3.18	0	0	0.00%	21.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.2%
2009	0.5%
2008	0.6%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century Vista - Investor Class - 025083841

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,263,882	$1,864,822	147,345
Receivables: investments sold	816
Payables: investments purchased	—
Net assets	$2,264,698

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,264,698	2,801,852	$0.81
Band 100	—	—	0.82
Band 75	—	—	0.83
Band 50	—	—	0.84
Band 25	—	—	0.85
Band 0	—	—	0.86
Total	$2,264,698	2,801,852

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(31,132)
Net investment income (loss)	(31,132)

Gain (loss) on investments:
Net realized gain (loss)	94,465
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(291,927)
Net gain (loss)	(197,462)

Increase (decrease) in net assets from operations	$(228,594)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(31,132)	$(38,710)
Net realized gain (loss)	94,465	85,069
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(291,927)	503,304

Increase (decrease) in net assets from operations	(228,594)	549,663

Contract owner transactions:
Proceeds from units sold	130,590	619,416
Cost of units redeemed	(235,543)	(1,852,105)
Account charges	(1,282)	(2,558)
Increase (decrease)	(106,235)	(1,235,247)
Net increase (decrease)	(334,829)	(685,584)
Net assets, beginning	2,599,527	3,285,111
Net assets, ending	$2,264,698	$2,599,527

Units sold	295,649	864,870
Units redeemed	(415,293)	(2,459,897)
Net increase (decrease)	(119,644)	(1,595,027)
Units outstanding, beginning	2,921,496	4,516,523
Units outstanding, ending	2,801,852	2,921,496

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$5,223,349
Cost of units redeemed/account charges	(3,043,155)
Net investment income (loss)	(124,590)
Net realized gain (loss)	(325,474)
Realized gain distributions	135,508
Net change in unrealized appreciation (depreciation)	399,060
$2,264,698

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	2,802	$2,265	1.25%	-9.2%
12/31/2010	0.89	2,921	2,600	1.25%	22.3%
12/31/2009	0.73	4,517	3,285	1.25%	20.3%
12/31/2008	0.60	4,323	2,613	1.25%	-49.3%
12/31/2007	1.19	1,150	1,371	1.25%	19.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	1.00%	-8.9%
12/31/2010	0.90	0	0	1.00%	22.6%
12/31/2009	0.73	0	0	1.00%	20.6%
12/31/2008	0.61	0	0	1.00%	-49.2%
12/31/2007	1.19	0	0	1.00%	19.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	0.75%	-8.7%
12/31/2010	0.91	0	0	0.75%	22.9%
12/31/2009	0.74	0	0	0.75%	20.9%
12/31/2008	0.61	0	0	0.75%	-49.1%
12/31/2007	1.20	0	0	0.75%	19.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	0.50%	-8.5%
12/31/2010	0.91	0	0	0.50%	23.3%
12/31/2009	0.74	0	0	0.50%	21.3%
12/31/2008	0.61	0	0	0.50%	-48.9%
12/31/2007	1.20	0	0	0.50%	19.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.85	0	$0	0.25%	-8.2%
12/31/2010	0.92	0	0	0.25%	23.6%
12/31/2009	0.75	0	0	0.25%	21.6%
12/31/2008	0.61	0	0	0.25%	-48.8%
12/31/2007	1.20	0	0	0.25%	20.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	0	$0	0.00%	-8.0%
12/31/2010	0.93	0	0	0.00%	23.9%
12/31/2009	0.75	0	0	0.00%	21.9%
12/31/2008	0.62	0	0	0.00%	-48.7%
12/31/2007	1.20	0	0	0.00%	20.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Century VP Capital Appreciation - I Class - 024936304

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$13,046,734	$11,814,816	984,312
Receivables: investments sold	—
Payables: investments purchased	(34,117)
Net assets	$13,012,617

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$13,012,617	5,436,459	$2.39
Band 100	—	—	2.44
Band 75	—	—	2.49
Band 50	—	—	2.55
Band 25	—	—	2.60
Band 0	—	—	2.65
Total	$13,012,617	5,436,459

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(181,902)
Net investment income (loss)	(181,902)

Gain (loss) on investments:
Net realized gain (loss)	302,632
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,344,628)
Net gain (loss)	(1,041,996)

Increase (decrease) in net assets from operations	$(1,223,898)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(181,902)	$(147,148)
Net realized gain (loss)	302,632	240,312
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,344,628)	3,149,140

Increase (decrease) in net assets from operations	(1,223,898)	3,242,304

Contract owner transactions:
Proceeds from units sold	3,444,648	3,132,745
Cost of units redeemed	(3,576,363)	(3,157,585)
Account charges	(8,304)	(9,495)
Increase (decrease)	(140,019)	(34,335)
Net increase (decrease)	(1,363,917)	3,207,969
Net assets, beginning	14,376,534	11,168,565
Net assets, ending	$13,012,617	$14,376,534

Units sold	1,321,250	1,550,578
Units redeemed	(1,415,313)	(1,597,355)
Net increase (decrease)	(94,063)	(46,777)
Units outstanding, beginning	5,530,522	5,577,299
Units outstanding, ending	5,436,459	5,530,522

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$55,518,765
Cost of units redeemed/account charges	(46,365,357)
Net investment income (loss)	(1,033,423)
Net realized gain (loss)	(332,809)
Realized gain distributions	3,993,523
Net change in unrealized appreciation (depreciation)	1,231,918
$13,012,617

* Date of Fund Inception into Variable Account: 5/1/1994

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.39	5,436	$13,013	1.25%	-7.7%
12/31/2010	2.59	5,327	13,809	1.25%	29.7%
12/31/2009	2.00	5,438	10,872	1.25%	35.4%
12/31/2008	1.48	5,734	8,469	1.25%	-46.9%
12/31/2007	2.78	5,709	15,864	1.25%	44.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.44	0	$0	1.00%	-7.4%
12/31/2010	2.64	0	0	1.00%	30.0%
12/31/2009	2.03	0	0	1.00%	35.7%
12/31/2008	1.50	0	0	1.00%	-46.7%
12/31/2007	2.81	0	0	1.00%	44.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.49	0	$0	0.75%	-7.2%
12/31/2010	2.69	0	0	0.75%	30.3%
12/31/2009	2.06	0	0	0.75%	36.0%
12/31/2008	1.52	0	0	0.75%	-46.6%
12/31/2007	2.84	0	0	0.75%	44.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.55	0	$0	0.50%	-7.0%
12/31/2010	2.74	0	0	0.50%	30.6%
12/31/2009	2.10	0	0	0.50%	36.4%
12/31/2008	1.54	0	0	0.50%	-46.5%
12/31/2007	2.87	0	0	0.50%	45.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.60	0	$0	0.25%	-6.7%
12/31/2010	2.79	204	568	0.25%	31.0%
12/31/2009	2.13	139	296	0.25%	36.7%
12/31/2008	1.56	74	115	0.25%	-46.3%
12/31/2007	2.90	0	0	0.25%	45.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.65	0	$0	0.00%	-6.5%
12/31/2010	2.84	0	0	0.00%	31.3%
12/31/2009	2.16	0	0	0.00%	37.1%
12/31/2008	1.58	0	0	0.00%	-46.2%
12/31/2007	2.93	0	0	0.00%	45.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.7%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds AMCAP Fund - R3 Class - 023375850

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,188,738	$1,035,279	64,055
Receivables: investments sold	125
Payables: investments purchased	—
Net assets	$1,188,863

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$541,722	520,109	$1.04
Band 100	—	—	1.06
Band 75	—	—	1.07
Band 50	—	—	1.09
Band 25	—	—	1.11
Band 0	647,141	576,480	1.12
Total	$1,188,863	1,096,589

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,205
Mortality & expense charges	(6,082)
Net investment income (loss)	(4,877)

Gain (loss) on investments:
Net realized gain (loss)	9,910
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(15,087)
Net gain (loss)	(5,177)

Increase (decrease) in net assets from operations	$(10,054)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,877)	$(2,294)
Net realized gain (loss)	9,910	(9,738)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(15,087)	117,759

Increase (decrease) in net assets from operations	(10,054)	105,727

Contract owner transactions:
Proceeds from units sold	360,554	274,171
Cost of units redeemed	(123,804)	(122,106)
Account charges	(446)	(943)
Increase (decrease)	236,304	151,122
Net increase (decrease)	226,250	256,849
Net assets, beginning	962,613	705,764
Net assets, ending	$1,188,863	$962,613

Units sold	393,989	276,379
Units redeemed	(175,874)	(126,241)
Net increase (decrease)	218,115	150,138
Units outstanding, beginning	878,474	728,336
Units outstanding, ending	1,096,589	878,474

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,826,311
Cost of units redeemed/account charges	(748,432)
Net investment income (loss)	(5,917)
Net realized gain (loss)	(50,342)
Realized gain distributions	13,784
Net change in unrealized appreciation (depreciation)	153,459
$1,188,863

* Date of Fund Inception into Variable Account: 1/3/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	520	$542	1.25%	-1.2%
12/31/2010	1.05	346	365	1.25%	12.2%
12/31/2009	0.94	290	272	1.25%	37.0%
12/31/2008	0.69	78	54	1.25%	-38.6%
12/31/2007	1.12	17	19	1.25%	5.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	1.00%	-1.0%
12/31/2010	1.07	0	0	1.00%	12.5%
12/31/2009	0.95	0	0	1.00%	37.4%
12/31/2008	0.69	0	0	1.00%	-38.4%
12/31/2007	1.12	0	0	1.00%	6.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.75%	-0.7%
12/31/2010	1.08	0	0	0.75%	12.8%
12/31/2009	0.96	0	0	0.75%	37.7%
12/31/2008	0.70	0	0	0.75%	-38.3%
12/31/2007	1.13	0	0	0.75%	6.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	0.50%	-0.5%
12/31/2010	1.09	0	0	0.50%	13.0%
12/31/2009	0.97	0	0	0.50%	38.1%
12/31/2008	0.70	0	0	0.50%	-38.1%
12/31/2007	1.13	0	0	0.50%	6.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	0.25%	-0.2%
12/31/2010	1.11	0	0	0.25%	13.3%
12/31/2009	0.98	0	0	0.25%	38.4%
12/31/2008	0.71	0	0	0.25%	-38.0%
12/31/2007	1.14	0	0	0.25%	6.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	576	$647	0.00%	0.0%
12/31/2010	1.12	532	597	0.00%	13.6%
12/31/2009	0.99	439	433	0.00%	38.8%
12/31/2008	0.71	295	210	0.00%	-37.8%
12/31/2007	1.15	0	0	0.00%	7.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.1%
2010	0.2%
2009	0.6%
2008	0.0%
2007	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds AMCAP Fund - R4 Class - 023375843

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,318,478	$3,197,705	177,091
Receivables: investments sold	—
Payables: investments purchased	(1,549)
Net assets	$3,316,929

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$3,316,929	3,264,427	$1.02
Band 100	—	—	1.03
Band 75	—	—	1.04
Band 50	—	—	1.06
Band 25	—	—	1.07
Band 0	—	—	1.08
Total	$3,316,929	3,264,427

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,368
Mortality & expense charges	(14,707)
Net investment income (loss)	(13,339)

Gain (loss) on investments:
Net realized gain (loss)	(5,097)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	81,141
Net gain (loss)	76,044

Increase (decrease) in net assets from operations	$62,705

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(13,339)	$(1,928)
Net realized gain (loss)	(5,097)	(7,360)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	81,141	45,322

Increase (decrease) in net assets from operations	62,705	36,034

Contract owner transactions:
Proceeds from units sold	2,993,303	147,282
Cost of units redeemed	(49,569)	(66,142)
Account charges	(201)	(268)
Increase (decrease)	2,943,533	80,872
Net increase (decrease)	3,006,238	116,906
Net assets, beginning	310,691	193,785
Net assets, ending	$3,316,929	$310,691

Units sold	3,011,829	160,271
Units redeemed	(50,438)	(69,888)
Net increase (decrease)	2,961,391	90,383
Units outstanding, beginning	303,036	212,653
Units outstanding, ending	3,264,427	303,036

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,362,258
Cost of units redeemed/account charges	(140,558)
Net investment income (loss)	(16,221)
Net realized gain (loss)	(19,062)
Realized gain distributions	9,739
Net change in unrealized appreciation (depreciation)	120,773
$3,316,929

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	3,264	$3,317	1.25%	-0.9%
12/31/2010	1.03	303	311	1.25%	12.5%
12/31/2009	0.91	213	194	1.25%	37.6%
12/31/2008	0.66	158	104	1.25%	-38.5%
12/31/2007	1.08	105	112	1.25%	6.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	1.00%	-0.6%
12/31/2010	1.04	0	0	1.00%	12.8%
12/31/2009	0.92	0	0	1.00%	37.9%
12/31/2008	0.67	0	0	1.00%	-38.3%
12/31/2007	1.08	0	0	1.00%	6.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.75%	-0.4%
12/31/2010	1.05	0	0	0.75%	13.1%
12/31/2009	0.93	0	0	0.75%	38.3%
12/31/2008	0.67	0	0	0.75%	-38.1%
12/31/2007	1.08	0	0	0.75%	6.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.50%	-0.2%
12/31/2010	1.06	0	0	0.50%	13.4%
12/31/2009	0.93	0	0	0.50%	38.6%
12/31/2008	0.67	0	0	0.50%	-38.0%
12/31/2007	1.09	0	0	0.50%	6.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.25%	0.1%
12/31/2010	1.07	0	0	0.25%	13.6%
12/31/2009	0.94	0	0	0.25%	39.0%
12/31/2008	0.68	0	0	0.25%	-37.8%
12/31/2007	1.09	0	0	0.25%	7.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.00%	0.3%
12/31/2010	1.08	0	0	0.00%	13.9%
12/31/2009	0.95	0	0	0.00%	39.3%
12/31/2008	0.68	0	0	0.00%	-37.7%
12/31/2007	1.09	0	0	0.00%	7.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.1%
2010	0.4%
2009	1.1%
2008	0.0%
2007	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds American Balanced Fund - R3 Class - 024071854

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$780,148	$771,950	43,073
Receivables: investments sold	1,202
Payables: investments purchased	—
Net assets	$781,350

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$781,350	683,659	$1.14
Band 100	—	—	1.15
Band 75	—	—	1.15
Band 50	—	—	1.16
Band 25	—	—	1.17
Band 0	—	—	1.17
Total	$781,350	683,659

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$5,069
Mortality & expense charges	(1,614)
Net investment income (loss)	3,455

Gain (loss) on investments:
Net realized gain (loss)	6,277
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	2,955
Net gain (loss)	9,232

Increase (decrease) in net assets from operations	$12,687

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,455	$341
Net realized gain (loss)	6,277	380
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	2,955	5,243

Increase (decrease) in net assets from operations	12,687	5,964

Contract owner transactions:
Proceeds from units sold	839,738	58,811
Cost of units redeemed	(126,377)	(9,401)
Account charges	(32)	(40)
Increase (decrease)	713,329	49,370
Net increase (decrease)	726,016	55,334
Net assets, beginning	55,334	—
Net assets, ending	$781,350	$55,334

Units sold	857,840	58,592
Units redeemed	(223,668)	(9,105)
Net increase (decrease)	634,172	49,487
Units outstanding, beginning	49,487	—
Units outstanding, ending	683,659	49,487

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$898,549
Cost of units redeemed/account charges	(135,850)
Net investment income (loss)	3,796
Net realized gain (loss)	6,657
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	8,198
$781,350

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	684	$781	1.25%	2.2%
12/31/2010	1.12	49	55	1.25%	11.2%
12/31/2009	1.01	0	0	1.25%	0.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	1.00%	2.5%
12/31/2010	1.12	0	0	1.00%	11.5%
12/31/2009	1.01	0	0	1.00%	0.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.75%	2.7%
12/31/2010	1.12	0	0	0.75%	11.8%
12/31/2009	1.01	0	0	0.75%	0.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.50%	3.0%
12/31/2010	1.13	0	0	0.50%	12.1%
12/31/2009	1.01	0	0	0.50%	0.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	0.25%	3.2%
12/31/2010	1.13	0	0	0.25%	12.4%
12/31/2009	1.01	0	0	0.25%	0.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	0.00%	3.5%
12/31/2010	1.13	0	0	0.00%	12.6%
12/31/2009	1.01	0	0	0.00%	0.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.2%
2010	3.2%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds American Balanced Fund - R4 Class - 024071847

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$664,479	$664,168	36,625
Receivables: investments sold	1,745
Payables: investments purchased	—
Net assets	$666,224

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$666,224	579,339	$1.15
Band 100	—	—	1.16
Band 75	—	—	1.16
Band 50	—	—	1.17
Band 25	—	—	1.17
Band 0	—	—	1.18
Total	$666,224	579,339

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$7,387
Mortality & expense charges	(4,480)
Net investment income (loss)	2,907

Gain (loss) on investments:
Net realized gain (loss)	(2,416)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	311
Net gain (loss)	(2,105)

Increase (decrease) in net assets from operations	$802

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,907	$—
Net realized gain (loss)	(2,416)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	311	—

Increase (decrease) in net assets from operations	802	—

Contract owner transactions:
Proceeds from units sold	1,483,264	—
Cost of units redeemed	(817,563)	—
Account charges	(279)	—
Increase (decrease)	665,422	—
Net increase (decrease)	666,224	—
Net assets, beginning	—	—
Net assets, ending	$666,224	$—

Units sold	1,324,781	—
Units redeemed	(745,442)	—
Net increase (decrease)	579,339	—
Units outstanding, beginning	—	—
Units outstanding, ending	579,339	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,483,264
Cost of units redeemed/account charges	(817,842)
Net investment income (loss)	2,907
Net realized gain (loss)	(2,416)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	311
$666,224

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	579	$666	1.25%	2.5%
12/31/2010	1.12	0	0	1.25%	11.6%
12/31/2009	1.01	0	0	1.25%	0.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	1.00%	2.8%
12/31/2010	1.12	0	0	1.00%	11.9%
12/31/2009	1.01	0	0	1.00%	0.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.75%	3.0%
12/31/2010	1.13	0	0	0.75%	12.2%
12/31/2009	1.01	0	0	0.75%	0.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	0.50%	3.3%
12/31/2010	1.13	0	0	0.50%	12.4%
12/31/2009	1.01	0	0	0.50%	0.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	0.25%	3.5%
12/31/2010	1.13	0	0	0.25%	12.7%
12/31/2009	1.01	0	0	0.25%	0.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	0.00%	3.8%
12/31/2010	1.14	0	0	0.00%	13.0%
12/31/2009	1.01	0	0	0.00%	0.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.2%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds American High Income Trust - R3 Class - 026547851

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,624,419	$3,679,279	339,239
Receivables: investments sold	—
Payables: investments purchased	(8,131)
Net assets	$3,616,288

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$3,254,815	2,499,787	$1.30
Band 100	—	—	1.32
Band 75	—	—	1.34
Band 50	—	—	1.36
Band 25	—	—	1.38
Band 0	361,473	257,600	1.40
Total	$3,616,288	2,757,387

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$252,699
Mortality & expense charges	(39,563)
Net investment income (loss)	213,136

Gain (loss) on investments:
Net realized gain (loss)	245,689
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(440,167)
Net gain (loss)	(194,478)

Increase (decrease) in net assets from operations	$18,658

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$213,136	$188,250
Net realized gain (loss)	245,689	114,747
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(440,167)	61,965

Increase (decrease) in net assets from operations	18,658	364,962

Contract owner transactions:
Proceeds from units sold	1,198,878	1,636,878
Cost of units redeemed	(1,009,849)	(984,481)
Account charges	(3,389)	(3,784)
Increase (decrease)	185,640	648,613
Net increase (decrease)	204,298	1,013,575
Net assets, beginning	3,411,990	2,398,415
Net assets, ending	$3,616,288	$3,411,990

Units sold	1,105,199	1,362,443
Units redeemed	(964,509)	(825,753)
Net increase (decrease)	140,690	536,690
Units outstanding, beginning	2,616,697	2,080,007
Units outstanding, ending	2,757,387	2,616,697

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$7,912,685
Cost of units redeemed/account charges	(5,067,261)
Net investment income (loss)	664,488
Net realized gain (loss)	157,480
Realized gain distributions	3,756
Net change in unrealized appreciation (depreciation)	(54,860)
$3,616,288

* Date of Fund Inception into Variable Account: 1/3/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	2,500	$3,255	1.25%	0.4%
12/31/2010	1.30	2,401	3,115	1.25%	13.2%
12/31/2009	1.15	1,827	2,093	1.25%	46.2%
12/31/2008	0.78	698	547	1.25%	-28.8%
12/31/2007	1.10	315	346	1.25%	-0.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	1.00%	0.6%
12/31/2010	1.31	0	0	1.00%	13.5%
12/31/2009	1.16	0	0	1.00%	46.5%
12/31/2008	0.79	0	0	1.00%	-28.6%
12/31/2007	1.11	0	0	1.00%	0.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	0	$0	0.75%	0.9%
12/31/2010	1.33	0	0	0.75%	13.8%
12/31/2009	1.17	0	0	0.75%	46.9%
12/31/2008	0.80	0	0	0.75%	-28.4%
12/31/2007	1.11	0	0	0.75%	0.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	0	$0	0.50%	1.1%
12/31/2010	1.35	0	0	0.50%	14.0%
12/31/2009	1.18	0	0	0.50%	47.3%
12/31/2008	0.80	0	0	0.50%	-28.2%
12/31/2007	1.12	0	0	0.50%	0.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.25%	1.4%
12/31/2010	1.36	0	0	0.25%	14.3%
12/31/2009	1.19	0	0	0.25%	47.6%
12/31/2008	0.81	0	0	0.25%	-28.0%
12/31/2007	1.12	0	0	0.25%	0.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	258	$361	0.00%	1.6%
12/31/2010	1.38	215	297	0.00%	14.6%
12/31/2009	1.20	253	305	0.00%	48.0%
12/31/2008	0.81	171	139	0.00%	-27.9%
12/31/2007	1.13	183	206	0.00%	1.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	7.2%
2010	7.6%
2009	8.3%
2008	9.6%
2007	8.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds American High Income Trust - R4 Class - 026547844

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$7,991,937	$7,707,425	751,147
Receivables: investments sold	15,294
Payables: investments purchased	—
Net assets	$8,007,231

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$8,007,231	6,472,828	$1.24
Band 100	—	—	1.25
Band 75	—	—	1.27
Band 50	—	—	1.29
Band 25	—	—	1.30
Band 0	—	—	1.32
Total	$8,007,231	6,472,828

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$616,170
Mortality & expense charges	(102,890)
Net investment income (loss)	513,280

Gain (loss) on investments:
Net realized gain (loss)	(47,208)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(412,596)
Net gain (loss)	(459,804)

Increase (decrease) in net assets from operations	$53,476

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$513,280	$499,588
Net realized gain (loss)	(47,208)	(212,698)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(412,596)	670,052

Increase (decrease) in net assets from operations	53,476	956,942

Contract owner transactions:
Proceeds from units sold	1,702,592	2,276,767
Cost of units redeemed	(1,628,465)	(2,112,882)
Account charges	(704)	(581)
Increase (decrease)	73,423	163,304
Net increase (decrease)	126,899	1,120,246
Net assets, beginning	7,880,332	6,760,086
Net assets, ending	$8,007,231	$7,880,332

Units sold	1,591,570	2,567,517
Units redeemed	(1,532,994)	(2,399,925)
Net increase (decrease)	58,576	167,592
Units outstanding, beginning	6,414,252	6,246,660
Units outstanding, ending	6,472,828	6,414,252

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$12,590,722
Cost of units redeemed/account charges	(6,017,821)
Net investment income (loss)	1,840,226
Net realized gain (loss)	(700,005)
Realized gain distributions	9,597
Net change in unrealized appreciation (depreciation)	284,512
$8,007,231

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.24	6,473	$8,007	1.25%	0.7%
12/31/2010	1.23	6,414	7,880	1.25%	13.5%
12/31/2009	1.08	6,247	6,760	1.25%	46.6%
12/31/2008	0.74	5,120	3,779	1.25%	-28.5%
12/31/2007	1.03	4,650	4,802	1.25%	0.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	0	$0	1.00%	0.9%
12/31/2010	1.24	0	0	1.00%	13.8%
12/31/2009	1.09	0	0	1.00%	47.0%
12/31/2008	0.74	0	0	1.00%	-28.4%
12/31/2007	1.04	0	0	1.00%	0.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	0.75%	1.2%
12/31/2010	1.25	0	0	0.75%	14.1%
12/31/2009	1.10	0	0	0.75%	47.4%
12/31/2008	0.75	0	0	0.75%	-28.2%
12/31/2007	1.04	0	0	0.75%	0.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	0.50%	1.4%
12/31/2010	1.27	0	0	0.50%	14.4%
12/31/2009	1.11	0	0	0.50%	47.7%
12/31/2008	0.75	0	0	0.50%	-28.0%
12/31/2007	1.04	0	0	0.50%	0.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	0	$0	0.25%	1.7%
12/31/2010	1.28	0	0	0.25%	14.7%
12/31/2009	1.12	0	0	0.25%	48.1%
12/31/2008	0.75	0	0	0.25%	-27.8%
12/31/2007	1.05	0	0	0.25%	1.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	0.00%	2.0%
12/31/2010	1.29	0	0	0.00%	15.0%
12/31/2009	1.13	0	0	0.00%	48.5%
12/31/2008	0.76	0	0	0.00%	-27.6%
12/31/2007	1.05	0	0	0.00%	1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	7.8%
2010	8.1%
2009	9.0%
2008	9.8%
2007	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds Capital World Growth and Income - R3 Class - 140543851

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$14,292,907	$13,663,630	448,728
Receivables: investments sold	43,962
Payables: investments purchased	—
Net assets	$14,336,869

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$12,979,946	12,488,030	$1.04
Band 100	30,770	29,164	1.06
Band 75	—	—	1.07
Band 50	—	—	1.09
Band 25	—	—	1.10
Band 0	1,326,153	1,183,845	1.12
Total	$14,336,869	13,701,039

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$355,227
Mortality & expense charges	(164,549)
Net investment income (loss)	190,678

Gain (loss) on investments:
Net realized gain (loss)	(242,434)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,341,137)
Net gain (loss)	(1,583,571)

Increase (decrease) in net assets from operations	$(1,392,893)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$190,678	$147,864
Net realized gain (loss)	(242,434)	(192,029)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,341,137)	929,191

Increase (decrease) in net assets from operations	(1,392,893)	885,026

Contract owner transactions:
Proceeds from units sold	5,197,814	5,266,221
Cost of units redeemed	(3,160,479)	(2,642,070)
Account charges	(9,726)	(10,935)
Increase (decrease)	2,027,609	2,613,216
Net increase (decrease)	634,716	3,498,242
Net assets, beginning	13,702,153	10,203,911
Net assets, ending	$14,336,869	$13,702,153

Units sold	4,730,529	5,120,060
Units redeemed	(2,981,914)	(2,616,266)
Net increase (decrease)	1,748,615	2,503,794
Units outstanding, beginning	11,952,424	9,448,630
Units outstanding, ending	13,701,039	11,952,424

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$34,689,549
Cost of units redeemed/account charges	(21,885,643)
Net investment income (loss)	595,949
Net realized gain (loss)	(214,058)
Realized gain distributions	521,795
Net change in unrealized appreciation (depreciation)	629,277
$14,336,869

* Date of Fund Inception into Variable Account: 1/3/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	12,488	$12,980	1.25%	-9.0%
12/31/2010	1.14	11,206	12,797	1.25%	6.1%
12/31/2009	1.08	8,844	9,521	1.25%	30.2%
12/31/2008	0.83	4,218	3,487	1.25%	-39.4%
12/31/2007	1.36	1,112	1,516	1.25%	15.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	29	$31	1.00%	-8.8%
12/31/2010	1.16	25	29	1.00%	6.3%
12/31/2009	1.09	48	53	1.00%	30.6%
12/31/2008	0.83	9	8	1.00%	-39.2%
12/31/2007	1.37	0	0	1.00%	15.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.75%	-8.5%
12/31/2010	1.17	0	0	0.75%	6.6%
12/31/2009	1.10	0	0	0.75%	30.9%
12/31/2008	0.84	0	0	0.75%	-39.1%
12/31/2007	1.38	0	0	0.75%	16.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	0.50%	-8.3%
12/31/2010	1.19	0	0	0.50%	6.9%
12/31/2009	1.11	0	0	0.50%	31.2%
12/31/2008	0.85	0	0	0.50%	-38.9%
12/31/2007	1.38	0	0	0.50%	16.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.25%	-8.1%
12/31/2010	1.20	0	0	0.25%	7.1%
12/31/2009	1.12	0	0	0.25%	31.6%
12/31/2008	0.85	0	0	0.25%	-38.7%
12/31/2007	1.39	0	0	0.25%	16.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	1,184	$1,326	0.00%	-7.8%
12/31/2010	1.22	721	876	0.00%	7.4%
12/31/2009	1.13	557	630	0.00%	31.9%
12/31/2008	0.86	374	321	0.00%	-38.6%
12/31/2007	1.40	256	358	0.00%	17.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.5%
2010	2.4%
2009	2.8%
2008	3.7%
2007	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds Capital World Growth and Income - R4 Class - 140543844

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$40,570,347	$43,665,755	1,268,864
Receivables: investments sold	109,456
Payables: investments purchased	—
Net assets	$40,679,803

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$40,499,633	42,581,932	$0.95
Band 100	—	—	0.96
Band 75	—	—	0.98
Band 50	—	—	0.99
Band 25	—	—	1.00
Band 0	180,170	177,531	1.01
Total	$40,679,803	42,759,463

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,134,820
Mortality & expense charges	(511,540)
Net investment income (loss)	623,280

Gain (loss) on investments:
Net realized gain (loss)	(910,548)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(3,385,519)
Net gain (loss)	(4,296,067)

Increase (decrease) in net assets from operations	$(3,672,787)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$623,280	$504,311
Net realized gain (loss)	(910,548)	(549,008)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(3,385,519)	2,622,742

Increase (decrease) in net assets from operations	(3,672,787)	2,578,045

Contract owner transactions:
Proceeds from units sold	13,685,070	12,863,483
Cost of units redeemed	(9,644,748)	(5,378,968)
Account charges	(20,632)	(21,791)
Increase (decrease)	4,019,690	7,462,724
Net increase (decrease)	346,903	10,040,769
Net assets, beginning	40,332,900	30,292,131
Net assets, ending	$40,679,803	$40,332,900

Units sold	13,870,366	13,953,166
Units redeemed	(9,820,143)	(6,176,453)
Net increase (decrease)	4,050,223	7,776,713
Units outstanding, beginning	38,709,240	30,932,527
Units outstanding, ending	42,759,463	38,709,240

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$67,939,960
Cost of units redeemed/account charges	(25,047,361)
Net investment income (loss)	2,156,045
Net realized gain (loss)	(2,770,141)
Realized gain distributions	1,496,708
Net change in unrealized appreciation (depreciation)	(3,095,408)
$40,679,803

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	42,582	$40,500	1.25%	-8.7%
12/31/2010	1.04	38,570	40,180	1.25%	6.4%
12/31/2009	0.98	30,933	30,292	1.25%	30.7%
12/31/2008	0.75	25,085	18,802	1.25%	-39.2%
12/31/2007	1.23	17,556	21,636	1.25%	16.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	0	$0	1.00%	-8.5%
12/31/2010	1.05	0	0	1.00%	6.6%
12/31/2009	0.99	0	0	1.00%	31.0%
12/31/2008	0.75	0	0	1.00%	-39.0%
12/31/2007	1.24	0	0	1.00%	16.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.75%	-8.2%
12/31/2010	1.06	0	0	0.75%	6.9%
12/31/2009	1.00	0	0	0.75%	31.3%
12/31/2008	0.76	0	0	0.75%	-38.9%
12/31/2007	1.24	0	0	0.75%	16.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.50%	-8.0%
12/31/2010	1.07	0	0	0.50%	7.2%
12/31/2009	1.00	0	0	0.50%	31.6%
12/31/2008	0.76	0	0	0.50%	-38.7%
12/31/2007	1.24	0	0	0.50%	16.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.25%	-7.8%
12/31/2010	1.09	0	0	0.25%	7.4%
12/31/2009	1.01	0	0	0.25%	32.0%
12/31/2008	0.77	0	0	0.25%	-38.6%
12/31/2007	1.25	0	0	0.25%	17.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	178	$180	0.00%	-7.6%
12/31/2010	1.10	139	152	0.00%	7.7%
12/31/2009	1.02	0	0	0.00%	32.3%
12/31/2008	0.77	0	0	0.00%	-38.4%
12/31/2007	1.25	0	0	0.00%	17.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.8%
2010	2.6%
2009	2.9%
2008	3.4%
2007	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds EuroPacific Growth Fund - R3 Class - 298706854

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$16,202,058	$16,578,431	477,788
Receivables: investments sold	291,198
Payables: investments purchased	—
Net assets	$16,493,256

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$13,894,188	13,803,526	$1.01
Band 100	113,959	111,529	1.02
Band 75	—	—	1.04
Band 50	149,757	142,239	1.05
Band 25	—	—	1.07
Band 0	2,335,352	2,152,684	1.08
Total	$16,493,256	16,209,978

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$222,438
Mortality & expense charges	(168,155)
Net investment income (loss)	54,283

Gain (loss) on investments:
Net realized gain (loss)	(261,515)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(2,420,977)
Net gain (loss)	(2,682,492)

Increase (decrease) in net assets from operations	$(2,628,209)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$54,283	$40,380
Net realized gain (loss)	(261,515)	(266,054)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(2,420,977)	1,411,329

Increase (decrease) in net assets from operations	(2,628,209)	1,185,655

Contract owner transactions:
Proceeds from units sold	9,044,567	6,349,394
Cost of units redeemed	(4,501,572)	(2,480,649)
Account charges	(11,281)	(9,813)
Increase (decrease)	4,531,714	3,858,932
Net increase (decrease)	1,903,505	5,044,587
Net assets, beginning	14,589,751	9,545,164
Net assets, ending	$16,493,256	$14,589,751

Units sold	8,344,213	6,086,855
Units redeemed	(4,346,807)	(2,494,649)
Net increase (decrease)	3,997,406	3,592,206
Units outstanding, beginning	12,212,572	8,620,366
Units outstanding, ending	16,209,978	12,212,572

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$34,705,208
Cost of units redeemed/account charges	(18,161,573)
Net investment income (loss)	252,430
Net realized gain (loss)	(504,456)
Realized gain distributions	578,020
Net change in unrealized appreciation (depreciation)	(376,373)
$16,493,256

* Date of Fund Inception into Variable Account: 1/3/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	13,804	$13,894	1.25%	-14.9%
12/31/2010	1.18	10,279	12,162	1.25%	7.7%
12/31/2009	1.10	7,169	7,874	1.25%	37.0%
12/31/2008	0.80	2,810	2,253	1.25%	-41.4%
12/31/2007	1.37	1,132	1,549	1.25%	17.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	112	$114	1.00%	-14.7%
12/31/2010	1.20	98	118	1.00%	8.0%
12/31/2009	1.11	99	110	1.00%	37.3%
12/31/2008	0.81	71	57	1.00%	-41.3%
12/31/2007	1.38	72	99	1.00%	17.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.75%	-14.5%
12/31/2010	1.21	0	0	0.75%	8.3%
12/31/2009	1.12	0	0	0.75%	37.7%
12/31/2008	0.81	0	0	0.75%	-41.2%
12/31/2007	1.38	0	0	0.75%	17.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	142	$150	0.50%	-14.3%
12/31/2010	1.23	14	17	0.50%	8.5%
12/31/2009	1.13	0	0	0.50%	38.0%
12/31/2008	0.82	0	0	0.50%	-41.0%
12/31/2007	1.39	0	0	0.50%	18.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.25%	-14.1%
12/31/2010	1.24	0	0	0.25%	8.8%
12/31/2009	1.14	0	0	0.25%	38.4%
12/31/2008	0.83	0	0	0.25%	-40.9%
12/31/2007	1.40	0	0	0.25%	18.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	2,153	$2,335	0.00%	-13.9%
12/31/2010	1.26	1,821	2,294	0.00%	9.1%
12/31/2009	1.15	1,352	1,561	0.00%	38.7%
12/31/2008	0.83	883	735	0.00%	-40.7%
12/31/2007	1.40	646	906	0.00%	18.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	1.4%
2009	2.1%
2008	2.2%
2007	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds EuroPacific Growth Fund - R4 Class - 298706847

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$33,070,117	$34,863,583	977,279
Receivables: investments sold	694,883
Payables: investments purchased	—
Net assets	$33,765,000

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$33,765,000	36,371,764	$0.93
Band 100	—	—	0.94
Band 75	—	—	0.95
Band 50	—	—	0.97
Band 25	—	—	0.98
Band 0	—	—	0.99
Total	$33,765,000	36,371,764

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$557,768
Mortality & expense charges	(434,412)
Net investment income (loss)	123,356

Gain (loss) on investments:
Net realized gain (loss)	(899,339)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(4,738,382)
Net gain (loss)	(5,637,721)

Increase (decrease) in net assets from operations	$(5,514,365)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$123,356	$139,367
Net realized gain (loss)	(899,339)	(502,066)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(4,738,382)	3,032,130

Increase (decrease) in net assets from operations	(5,514,365)	2,669,431

Contract owner transactions:
Proceeds from units sold	12,021,937	15,829,092
Cost of units redeemed	(7,254,480)	(5,061,050)
Account charges	(21,999)	(13,209)
Increase (decrease)	4,745,458	10,754,833
Net increase (decrease)	(768,907)	13,424,264
Net assets, beginning	34,533,907	21,109,643
Net assets, ending	$33,765,000	$34,533,907

Units sold	11,784,939	16,748,133
Units redeemed	(7,152,294)	(5,969,461)
Net increase (decrease)	4,632,645	10,778,672
Units outstanding, beginning	31,739,119	20,960,447
Units outstanding, ending	36,371,764	31,739,119

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$57,629,521
Cost of units redeemed/account charges	(21,508,172)
Net investment income (loss)	670,334
Net realized gain (loss)	(2,430,718)
Realized gain distributions	1,197,501
Net change in unrealized appreciation (depreciation)	(1,793,466)
$33,765,000

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	36,372	$33,765	1.25%	-14.7%
12/31/2010	1.09	31,739	34,534	1.25%	8.0%
12/31/2009	1.01	20,960	21,110	1.25%	37.4%
12/31/2008	0.73	11,869	8,700	1.25%	-41.3%
12/31/2007	1.25	9,654	12,054	1.25%	17.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	1.00%	-14.5%
12/31/2010	1.10	0	0	1.00%	8.3%
12/31/2009	1.02	0	0	1.00%	37.7%
12/31/2008	0.74	0	0	1.00%	-41.2%
12/31/2007	1.25	0	0	1.00%	17.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	0	$0	0.75%	-14.3%
12/31/2010	1.11	0	0	0.75%	8.6%
12/31/2009	1.02	0	0	0.75%	38.1%
12/31/2008	0.74	0	0	0.75%	-41.0%
12/31/2007	1.26	0	0	0.75%	18.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.50%	-14.0%
12/31/2010	1.12	0	0	0.50%	8.8%
12/31/2009	1.03	0	0	0.50%	38.4%
12/31/2008	0.75	0	0	0.50%	-40.9%
12/31/2007	1.26	0	0	0.50%	18.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.25%	-13.8%
12/31/2010	1.13	0	0	0.25%	9.1%
12/31/2009	1.04	0	0	0.25%	38.8%
12/31/2008	0.75	0	0	0.25%	-40.7%
12/31/2007	1.26	0	0	0.25%	18.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.00%	-13.6%
12/31/2010	1.15	0	0	0.00%	9.4%
12/31/2009	1.05	0	0	0.00%	39.1%
12/31/2008	0.75	0	0	0.00%	-40.6%
12/31/2007	1.27	0	0	0.00%	18.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.6%
2010	1.7%
2009	2.3%
2008	2.2%
2007	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds EuroPacific Growth Fund - R5 Class - 298706839 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$0.87
Band 100	—	—	0.88
Band 75	—	—	0.88
Band 50	—	—	0.88
Band 25	—	—	0.89
Band 0	—	—	0.89
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.87	0	$0	1.25%	-14.4%
12/31/2010	1.02	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.88	0	$0	1.00%	-14.2%
12/31/2010	1.02	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.88	0	$0	0.75%	-14.0%
12/31/2010	1.02	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.88	0	$0	0.50%	-13.8%
12/31/2010	1.02	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.89	0	$0	0.25%	-13.5%
12/31/2010	1.02	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.89	0	$0	0.00%	-13.3%
12/31/2010	1.02	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds Fundamental Investors - R3 Class - 360802854

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$13,100,856	$11,983,468	367,812
Receivables: investments sold	—
Payables: investments purchased	(109,722)
Net assets	$12,991,134

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$11,713,530	11,982,746	$0.98
Band 100	15,018	15,165	0.99
Band 75	—	—	1.00
Band 50	61,578	60,589	1.02
Band 25	—	—	1.03
Band 0	1,201,008	1,151,468	1.04
Total	$12,991,134	13,209,968

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$169,470
Mortality & expense charges	(138,269)
Net investment income (loss)	31,201

Gain (loss) on investments:
Net realized gain (loss)	(19,155)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(508,251)
Net gain (loss)	(527,406)

Increase (decrease) in net assets from operations	$(496,205)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$31,201	$23,010
Net realized gain (loss)	(19,155)	(221,691)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(508,251)	1,317,366

Increase (decrease) in net assets from operations	(496,205)	1,118,685

Contract owner transactions:
Proceeds from units sold	6,355,868	4,501,818
Cost of units redeemed	(3,518,292)	(2,056,727)
Account charges	(6,965)	(5,338)
Increase (decrease)	2,830,611	2,439,753
Net increase (decrease)	2,334,406	3,558,438
Net assets, beginning	10,656,728	7,098,290
Net assets, ending	$12,991,134	$10,656,728

Units sold	6,392,166	4,952,876
Units redeemed	(3,680,521)	(2,315,552)
Net increase (decrease)	2,711,645	2,637,324
Units outstanding, beginning	10,498,323	7,860,999
Units outstanding, ending	13,209,968	10,498,323

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$20,225,832
Cost of units redeemed/account charges	(7,999,704)
Net investment income (loss)	81,042
Net realized gain (loss)	(500,330)
Realized gain distributions	66,906
Net change in unrealized appreciation (depreciation)	1,117,388
$12,991,134

* Date of Fund Inception into Variable Account: 1/3/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	11,983	$11,714	1.25%	-3.4%
12/31/2010	1.01	9,934	10,055	1.25%	12.3%
12/31/2009	0.90	7,546	6,803	1.25%	31.3%
12/31/2008	0.69	3,851	2,645	1.25%	-40.6%
12/31/2007	1.16	1,251	1,447	1.25%	11.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	15	$15	1.00%	-3.2%
12/31/2010	1.02	13	14	1.00%	12.6%
12/31/2009	0.91	12	11	1.00%	31.6%
12/31/2008	0.69	13	9	1.00%	-40.5%
12/31/2007	1.16	0	0	1.00%	11.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.75%	-2.9%
12/31/2010	1.03	0	0	0.75%	12.8%
12/31/2009	0.92	0	0	0.75%	31.9%
12/31/2008	0.69	0	0	0.75%	-40.3%
12/31/2007	1.16	0	0	0.75%	12.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	61	$62	0.50%	-2.7%
12/31/2010	1.04	27	28	0.50%	13.1%
12/31/2009	0.92	0	0	0.50%	32.3%
12/31/2008	0.70	0	0	0.50%	-40.2%
12/31/2007	1.17	0	0	0.50%	12.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.25%	-2.5%
12/31/2010	1.06	0	0	0.25%	13.4%
12/31/2009	0.93	0	0	0.25%	32.6%
12/31/2008	0.70	0	0	0.25%	-40.0%
12/31/2007	1.17	0	0	0.25%	12.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	1,151	$1,201	0.00%	-2.2%
12/31/2010	1.07	524	559	0.00%	13.7%
12/31/2009	0.94	303	284	0.00%	32.9%
12/31/2008	0.71	149	105	0.00%	-39.9%
12/31/2007	1.17	86	101	0.00%	13.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	1.4%
2009	1.3%
2008	1.5%
2007	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds Fundamental Investors - R4 Class - 360802847

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$10,940,131	$9,905,831	310,753
Receivables: investments sold	38,781
Payables: investments purchased	—
Net assets	$10,978,912

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$10,978,912	11,057,642	$0.99
Band 100	—	—	1.01
Band 75	—	—	1.02
Band 50	—	—	1.03
Band 25	—	—	1.05
Band 0	—	—	1.06
Total	$10,978,912	11,057,642

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$173,166
Mortality & expense charges	(127,121)
Net investment income (loss)	46,045

Gain (loss) on investments:
Net realized gain (loss)	134,779
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(545,281)
Net gain (loss)	(410,502)

Increase (decrease) in net assets from operations	$(364,457)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$46,045	$36,111
Net realized gain (loss)	134,779	(227,872)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(545,281)	1,148,279

Increase (decrease) in net assets from operations	(364,457)	956,518

Contract owner transactions:
Proceeds from units sold	4,846,099	3,461,604
Cost of units redeemed	(2,404,137)	(1,271,163)
Account charges	(11,931)	(9,873)
Increase (decrease)	2,430,031	2,180,568
Net increase (decrease)	2,065,574	3,137,086
Net assets, beginning	8,913,338	5,776,252
Net assets, ending	$10,978,912	$8,913,338

Units sold	4,796,464	3,986,343
Units redeemed	(2,434,261)	(1,636,286)
Net increase (decrease)	2,362,203	2,350,057
Units outstanding, beginning	8,695,439	6,345,382
Units outstanding, ending	11,057,642	8,695,439

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$18,612,920
Cost of units redeemed/account charges	(7,850,730)
Net investment income (loss)	154,106
Net realized gain (loss)	(1,149,522)
Realized gain distributions	177,838
Net change in unrealized appreciation (depreciation)	1,034,300
$10,978,912

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	11,058	$10,979	1.25%	-3.1%
12/31/2010	1.03	8,695	8,913	1.25%	12.6%
12/31/2009	0.91	6,345	5,776	1.25%	31.7%
12/31/2008	0.69	5,503	3,805	1.25%	-40.5%
12/31/2007	1.16	3,440	3,994	1.25%	11.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	-2.9%
12/31/2010	1.04	0	0	1.00%	12.9%
12/31/2009	0.92	0	0	1.00%	32.0%
12/31/2008	0.70	0	0	1.00%	-40.3%
12/31/2007	1.16	0	0	1.00%	12.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	-2.7%
12/31/2010	1.05	0	0	0.75%	13.2%
12/31/2009	0.92	0	0	0.75%	32.3%
12/31/2008	0.70	0	0	0.75%	-40.2%
12/31/2007	1.17	0	0	0.75%	12.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.50%	-2.4%
12/31/2010	1.06	0	0	0.50%	13.5%
12/31/2009	0.93	0	0	0.50%	32.6%
12/31/2008	0.70	0	0	0.50%	-40.0%
12/31/2007	1.17	0	0	0.50%	12.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.25%	-2.2%
12/31/2010	1.07	0	0	0.25%	13.7%
12/31/2009	0.94	0	0	0.25%	33.0%
12/31/2008	0.71	0	0	0.25%	-39.9%
12/31/2007	1.18	0	0	0.25%	13.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.00%	-1.9%
12/31/2010	1.08	0	0	0.00%	14.0%
12/31/2009	0.95	0	0	0.00%	33.3%
12/31/2008	0.71	0	0	0.00%	-39.7%
12/31/2007	1.18	0	0	0.00%	13.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.7%
2010	1.7%
2009	1.8%
2008	1.5%
2007	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds Intermediate Bond Fund of America - R3 Class - 458809852

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,694,617	$1,653,115	125,320
Receivables: investments sold	13,503
Payables: investments purchased	—
Net assets	$1,708,120

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$743,053	658,934	$1.13
Band 100	—	—	1.14
Band 75	—	—	1.16
Band 50	—	—	1.18
Band 25	—	—	1.20
Band 0	965,067	794,074	1.22
Total	$1,708,120	1,453,008

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$28,815
Mortality & expense charges	(9,444)
Net investment income (loss)	19,371

Gain (loss) on investments:
Net realized gain (loss)	25,892
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,980)
Net gain (loss)	23,912

Increase (decrease) in net assets from operations	$43,283

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$19,371	$22,272
Net realized gain (loss)	25,892	5,988
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,980)	24,247

Increase (decrease) in net assets from operations	43,283	52,507

Contract owner transactions:
Proceeds from units sold	548,529	504,300
Cost of units redeemed	(415,683)	(332,920)
Account charges	(632)	(507)
Increase (decrease)	132,214	170,873
Net increase (decrease)	175,497	223,380
Net assets, beginning	1,532,623	1,309,243
Net assets, ending	$1,708,120	$1,532,623

Units sold	591,181	487,424
Units redeemed	(480,294)	(331,267)
Net increase (decrease)	110,887	156,157
Units outstanding, beginning	1,342,121	1,185,964
Units outstanding, ending	1,453,008	1,342,121

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,915,615
Cost of units redeemed/account charges	(2,345,689)
Net investment income (loss)	93,283
Net realized gain (loss)	3,409
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	41,502
$1,708,120

* Date of Fund Inception into Variable Account: 1/3/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	659	$743	1.25%	2.0%
12/31/2010	1.11	646	714	1.25%	3.1%
12/31/2009	1.07	500	536	1.25%	4.7%
12/31/2008	1.02	353	362	1.25%	-3.0%
12/31/2007	1.06	297	314	1.25%	3.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	1.00%	2.3%
12/31/2010	1.12	0	0	1.00%	3.3%
12/31/2009	1.08	0	0	1.00%	4.9%
12/31/2008	1.03	0	0	1.00%	-2.7%
12/31/2007	1.06	0	0	1.00%	3.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.75%	2.6%
12/31/2010	1.13	0	0	0.75%	3.6%
12/31/2009	1.09	0	0	0.75%	5.2%
12/31/2008	1.04	0	0	0.75%	-2.5%
12/31/2007	1.07	0	0	0.75%	3.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	0.50%	2.8%
12/31/2010	1.15	0	0	0.50%	3.8%
12/31/2009	1.10	0	0	0.50%	5.5%
12/31/2008	1.05	0	0	0.50%	-2.3%
12/31/2007	1.07	0	0	0.50%	4.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.25%	3.1%
12/31/2010	1.16	0	0	0.25%	4.1%
12/31/2009	1.12	0	0	0.25%	5.7%
12/31/2008	1.06	0	0	0.25%	-2.0%
12/31/2007	1.08	0	0	0.25%	4.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	794	$965	0.00%	3.3%
12/31/2010	1.18	696	819	0.00%	4.4%
12/31/2009	1.13	686	774	0.00%	6.0%
12/31/2008	1.06	579	616	0.00%	-1.8%
12/31/2007	1.08	30	32	0.00%	4.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.8%
2010	2.1%
2009	2.6%
2008	3.9%
2007	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds Intermediate Bond Fund of America - R4 Class - 458809845

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$205,602	$205,227	15,121
Receivables: investments sold	507
Payables: investments purchased	—
Net assets	$206,109

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$206,109	181,828	$1.13
Band 100	—	—	1.15
Band 75	—	—	1.16
Band 50	—	—	1.18
Band 25	—	—	1.19
Band 0	—	—	1.21
Total	$206,109	181,828

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$4,811
Mortality & expense charges	(2,822)
Net investment income (loss)	1,989

Gain (loss) on investments:
Net realized gain (loss)	7,379
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(3,603)
Net gain (loss)	3,776

Increase (decrease) in net assets from operations	$5,765

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,989	$2,678
Net realized gain (loss)	7,379	4,308
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(3,603)	664

Increase (decrease) in net assets from operations	5,765	7,650

Contract owner transactions:
Proceeds from units sold	237,878	137,039
Cost of units redeemed	(289,268)	(89,553)
Account charges	(323)	(81)
Increase (decrease)	(51,713)	47,405
Net increase (decrease)	(45,948)	55,055
Net assets, beginning	252,057	197,002
Net assets, ending	$206,109	$252,057

Units sold	211,431	125,004
Units redeemed	(257,275)	(81,318)
Net increase (decrease)	(45,844)	43,686
Units outstanding, beginning	227,672	183,986
Units outstanding, ending	181,828	227,672

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$991,615
Cost of units redeemed/account charges	(804,496)
Net investment income (loss)	10,955
Net realized gain (loss)	7,660
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	375
$206,109

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	182	$206	1.25%	2.4%
12/31/2010	1.11	228	252	1.25%	3.4%
12/31/2009	1.07	184	197	1.25%	5.0%
12/31/2008	1.02	142	145	1.25%	-2.7%
12/31/2007	1.05	117	123	1.25%	3.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	1.00%	2.6%
12/31/2010	1.12	0	0	1.00%	3.7%
12/31/2009	1.08	0	0	1.00%	5.3%
12/31/2008	1.03	0	0	1.00%	-2.4%
12/31/2007	1.05	0	0	1.00%	4.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.75%	2.9%
12/31/2010	1.13	0	0	0.75%	3.9%
12/31/2009	1.09	0	0	0.75%	5.6%
12/31/2008	1.03	0	0	0.75%	-2.2%
12/31/2007	1.05	0	0	0.75%	4.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	0.50%	3.2%
12/31/2010	1.14	0	0	0.50%	4.2%
12/31/2009	1.10	0	0	0.50%	5.8%
12/31/2008	1.04	0	0	0.50%	-1.9%
12/31/2007	1.06	0	0	0.50%	4.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.25%	3.4%
12/31/2010	1.15	0	0	0.25%	4.4%
12/31/2009	1.11	0	0	0.25%	6.1%
12/31/2008	1.04	0	0	0.25%	-1.7%
12/31/2007	1.06	0	0	0.25%	4.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	0.00%	3.7%
12/31/2010	1.17	0	0	0.00%	4.7%
12/31/2009	1.11	0	0	0.00%	6.3%
12/31/2008	1.05	0	0	0.00%	-1.5%
12/31/2007	1.06	0	0	0.00%	5.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.1%
2010	2.5%
2009	2.9%
2008	3.3%
2007	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds New Perspective - R3 Class - 648018851

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$20,737	$20,736	805
Receivables: investments sold	9
Payables: investments purchased	—
Net assets	$20,746

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$20,746	22,761	$0.91
Band 100	—	—	0.91
Band 75	—	—	0.91
Band 50	—	—	0.92
Band 25	—	—	0.92
Band 0	—	—	0.92
Total	$20,746	22,761

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$156
Mortality & expense charges	(9)
Net investment income (loss)	147

Gain (loss) on investments:
Net realized gain (loss)	(357)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	1
Net gain (loss)	(356)

Increase (decrease) in net assets from operations	$(209)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$147	$—
Net realized gain (loss)	(357)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	1	—

Increase (decrease) in net assets from operations	(209)	—

Contract owner transactions:
Proceeds from units sold	25,817	—
Cost of units redeemed	(4,862)	—
Account charges	—	—
Increase (decrease)	20,955	—
Net increase (decrease)	20,746	—
Net assets, beginning	—	—
Net assets, ending	$20,746	$—

Units sold	38,816	—
Units redeemed	(16,055)	—
Net increase (decrease)	22,761	—
Units outstanding, beginning	—	—
Units outstanding, ending	22,761	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$25,817
Cost of units redeemed/account charges	(4,862)
Net investment income (loss)	147
Net realized gain (loss)	(357)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	1
$20,746

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	23	$21	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds New Perspective - R4 Class - 648018844

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$202,608	$208,453	7,827
Receivables: investments sold	111
Payables: investments purchased	—
Net assets	$202,719

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$202,719	222,013	$0.91
Band 100	—	—	0.91
Band 75	—	—	0.92
Band 50	—	—	0.92
Band 25	—	—	0.92
Band 0	—	—	0.92
Total	$202,719	222,013

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,197
Mortality & expense charges	(401)
Net investment income (loss)	1,796

Gain (loss) on investments:
Net realized gain (loss)	(58)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(5,845)
Net gain (loss)	(5,903)

Increase (decrease) in net assets from operations	$(4,107)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,796	$—
Net realized gain (loss)	(58)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(5,845)	—

Increase (decrease) in net assets from operations	(4,107)	—

Contract owner transactions:
Proceeds from units sold	416,543	—
Cost of units redeemed	(209,717)	—
Account charges	—	—
Increase (decrease)	206,826	—
Net increase (decrease)	202,719	—
Net assets, beginning	—	—
Net assets, ending	$202,719	$—

Units sold	444,129	—
Units redeemed	(222,116)	—
Net increase (decrease)	222,013	—
Units outstanding, beginning	—	—
Units outstanding, ending	222,013	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$416,543
Cost of units redeemed/account charges	(209,717)
Net investment income (loss)	1,796
Net realized gain (loss)	(58)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(5,845)
$202,719

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	222	$203	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds Small Cap World - R3 Class - 831681853

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$826,197	$929,639	25,366
Receivables: investments sold	—
Payables: investments purchased	(1,789)
Net assets	$824,408

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$809,334	1,068,601	$0.76
Band 100	—	—	0.77
Band 75	—	—	0.77
Band 50	—	—	0.78
Band 25	—	—	0.79
Band 0	15,074	18,900	0.80
Total	$824,408	1,087,501

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(11,473)
Net investment income (loss)	(11,473)

Gain (loss) on investments:
Net realized gain (loss)	87,014
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(237,412)
Net gain (loss)	(150,398)

Increase (decrease) in net assets from operations	$(161,871)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,473)	$3,909
Net realized gain (loss)	87,014	35,731
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(237,412)	97,184

Increase (decrease) in net assets from operations	(161,871)	136,824

Contract owner transactions:
Proceeds from units sold	529,506	813,482
Cost of units redeemed	(522,374)	(299,004)
Account charges	(198)	(110)
Increase (decrease)	6,934	514,368
Net increase (decrease)	(154,937)	651,192
Net assets, beginning	979,345	328,153
Net assets, ending	$824,408	$979,345

Units sold	618,597	1,020,194
Units redeemed	(620,915)	(379,725)
Net increase (decrease)	(2,318)	640,469
Units outstanding, beginning	1,089,819	449,350
Units outstanding, ending	1,087,501	1,089,819

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,685,057
Cost of units redeemed/account charges	(856,561)
Net investment income (loss)	(8,666)
Net realized gain (loss)	108,020
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(103,442)
$824,408

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.76	1,069	$809	1.25%	-15.7%
12/31/2010	0.90	1,073	964	1.25%	23.0%
12/31/2009	0.73	449	328	1.25%	51.2%
12/31/2008	0.48	122	59	1.25%	-50.2%
12/31/2007	0.97	0	0	1.25%	-3.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.77	0	$0	1.00%	-15.5%
12/31/2010	0.91	0	0	1.00%	23.3%
12/31/2009	0.73	0	0	1.00%	51.6%
12/31/2008	0.48	0	0	1.00%	-50.1%
12/31/2007	0.97	0	0	1.00%	-3.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.77	0	$0	0.75%	-15.2%
12/31/2010	0.91	0	0	0.75%	23.6%
12/31/2009	0.74	0	0	0.75%	52.0%
12/31/2008	0.49	0	0	0.75%	-50.0%
12/31/2007	0.97	0	0	0.75%	-2.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	0	$0	0.50%	-15.0%
12/31/2010	0.92	0	0	0.50%	23.9%
12/31/2009	0.74	0	0	0.50%	52.3%
12/31/2008	0.49	0	0	0.50%	-49.8%
12/31/2007	0.97	0	0	0.50%	-2.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	0	$0	0.25%	-14.8%
12/31/2010	0.93	0	0	0.25%	24.2%
12/31/2009	0.75	0	0	0.25%	52.7%
12/31/2008	0.49	0	0	0.25%	-49.7%
12/31/2007	0.97	0	0	0.25%	-2.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	19	$15	0.00%	-14.6%
12/31/2010	0.93	16	15	0.00%	24.5%
12/31/2009	0.75	0	0	0.00%	53.1%
12/31/2008	0.49	0	0	0.00%	-49.6%
12/31/2007	0.97	0	0	0.00%	-2.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	1.6%
2009	0.7%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds Small Cap World - R4 Class - 831681846

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$111,724	$119,415	3,395
Receivables: investments sold	160
Payables: investments purchased	—
Net assets	$111,884

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$111,884	145,574	$0.77
Band 100	—	—	0.78
Band 75	—	—	0.78
Band 50	—	—	0.79
Band 25	—	—	0.80
Band 0	—	—	0.81
Total	$111,884	145,574

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$427
Mortality & expense charges	(1,172)
Net investment income (loss)	(745)

Gain (loss) on investments:
Net realized gain (loss)	3,266
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(18,568)
Net gain (loss)	(15,302)

Increase (decrease) in net assets from operations	$(16,047)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(745)	$435
Net realized gain (loss)	3,266	525
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(18,568)	8,890

Increase (decrease) in net assets from operations	(16,047)	9,850

Contract owner transactions:
Proceeds from units sold	83,490	32,711
Cost of units redeemed	(23,808)	(1,315)
Account charges	—	—
Increase (decrease)	59,682	31,396
Net increase (decrease)	43,635	41,246
Net assets, beginning	68,249	27,003
Net assets, ending	$111,884	$68,249

Units sold	101,074	40,149
Units redeemed	(30,629)	(1,707)
Net increase (decrease)	70,445	38,442
Units outstanding, beginning	75,129	36,687
Units outstanding, ending	145,574	75,129

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$141,154
Cost of units redeemed/account charges	(25,188)
Net investment income (loss)	(180)
Net realized gain (loss)	3,789
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(7,691)
$111,884

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.77	146	$112	1.25%	-15.4%
12/31/2010	0.91	75	68	1.25%	23.4%
12/31/2009	0.74	37	27	1.25%	51.7%
12/31/2008	0.49	0	0	1.25%	-50.0%
12/31/2007	0.97	0	0	1.25%	-3.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	0	$0	1.00%	-15.2%
12/31/2010	0.92	0	0	1.00%	23.7%
12/31/2009	0.74	0	0	1.00%	52.1%
12/31/2008	0.49	0	0	1.00%	-49.9%
12/31/2007	0.97	0	0	1.00%	-2.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	0	$0	0.75%	-15.0%
12/31/2010	0.92	0	0	0.75%	24.0%
12/31/2009	0.74	0	0	0.75%	52.5%
12/31/2008	0.49	0	0	0.75%	-49.8%
12/31/2007	0.97	0	0	0.75%	-2.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	0	$0	0.50%	-14.8%
12/31/2010	0.93	0	0	0.50%	24.3%
12/31/2009	0.75	0	0	0.50%	52.8%
12/31/2008	0.49	0	0	0.50%	-49.6%
12/31/2007	0.97	0	0	0.50%	-2.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	0	$0	0.25%	-14.5%
12/31/2010	0.94	0	0	0.25%	24.7%
12/31/2009	0.75	0	0	0.25%	53.2%
12/31/2008	0.49	0	0	0.25%	-49.5%
12/31/2007	0.97	0	0	0.25%	-2.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	0	$0	0.00%	-14.3%
12/31/2010	0.94	0	0	0.00%	25.0%
12/31/2009	0.76	0	0	0.00%	53.6%
12/31/2008	0.49	0	0	0.00%	-49.4%
12/31/2007	0.97	0	0	0.00%	-2.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.5%
2010	2.0%
2009	1.6%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds The Growth Fund of America - R3 Class - 399874858

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$20,520,991	$18,229,068	726,095
Receivables: investments sold	49,304
Payables: investments purchased	—
Net assets	$20,570,295

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$19,378,356	20,086,485	$0.96
Band 100	96,051	98,082	0.98
Band 75	—	—	0.99
Band 50	—	—	1.01
Band 25	—	—	1.02
Band 0	1,095,888	1,053,971	1.04
Total	$20,570,295	21,238,538

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$77,345
Mortality & expense charges	(257,959)
Net investment income (loss)	(180,614)

Gain (loss) on investments:
Net realized gain (loss)	30,868
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,313,688)
Net gain (loss)	(1,282,820)

Increase (decrease) in net assets from operations	$(1,463,434)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(180,614)	$(93,836)
Net realized gain (loss)	30,868	(152,776)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,313,688)	2,361,965

Increase (decrease) in net assets from operations	(1,463,434)	2,115,353

Contract owner transactions:
Proceeds from units sold	5,961,670	7,833,134
Cost of units redeemed	(5,491,203)	(3,808,210)
Account charges	(19,007)	(17,077)
Increase (decrease)	451,460	4,007,847
Net increase (decrease)	(1,011,974)	6,123,200
Net assets, beginning	21,582,269	15,459,069
Net assets, ending	$20,570,295	$21,582,269

Units sold	7,951,784	8,540,365
Units redeemed	(7,585,165)	(4,220,741)
Net increase (decrease)	366,619	4,319,624
Units outstanding, beginning	20,871,919	16,552,295
Units outstanding, ending	21,238,538	20,871,919

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$43,347,467
Cost of units redeemed/account charges	(24,373,271)
Net investment income (loss)	(328,100)
Net realized gain (loss)	(734,510)
Realized gain distributions	366,786
Net change in unrealized appreciation (depreciation)	2,291,923
$20,570,295

* Date of Fund Inception into Variable Account: 1/3/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	20,086	$19,378	1.25%	-6.3%
12/31/2010	1.03	19,454	20,034	1.25%	10.6%
12/31/2009	0.93	15,601	14,531	1.25%	32.5%
12/31/2008	0.70	8,157	5,736	1.25%	-40.0%
12/31/2007	1.17	2,933	3,437	1.25%	9.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	98	$96	1.00%	-6.1%
12/31/2010	1.04	87	90	1.00%	10.8%
12/31/2009	0.94	96	90	1.00%	32.8%
12/31/2008	0.71	67	48	1.00%	-39.8%
12/31/2007	1.18	55	65	1.00%	9.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.75%	-5.9%
12/31/2010	1.06	0	0	0.75%	11.1%
12/31/2009	0.95	0	0	0.75%	33.1%
12/31/2008	0.71	0	0	0.75%	-39.7%
12/31/2007	1.18	0	0	0.75%	9.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.50%	-5.6%
12/31/2010	1.07	73	78	0.50%	11.4%
12/31/2009	0.96	0	0	0.50%	33.5%
12/31/2008	0.72	0	0	0.50%	-39.5%
12/31/2007	1.19	0	0	0.50%	10.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	-5.4%
12/31/2010	1.08	0	0	0.25%	11.7%
12/31/2009	0.97	0	0	0.25%	33.8%
12/31/2008	0.72	0	0	0.25%	-39.4%
12/31/2007	1.20	0	0	0.25%	10.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	1,054	$1,096	0.00%	-5.1%
12/31/2010	1.10	1,259	1,380	0.00%	12.0%
12/31/2009	0.98	856	838	0.00%	34.1%
12/31/2008	0.73	640	467	0.00%	-39.2%
12/31/2007	1.20	599	720	0.00%	10.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.4%
2010	0.7%
2009	0.8%
2008	0.9%
2007	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds The Growth Fund of America - R4 Class - 399874841

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$37,808,450	$37,167,660	1,322,929
Receivables: investments sold	—
Payables: investments purchased	(78,512)
Net assets	$37,729,938

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$31,362,942	33,456,196	$0.94
Band 100	—	—	0.95
Band 75	—	—	0.96
Band 50	—	—	0.97
Band 25	—	—	0.99
Band 0	6,366,996	6,365,220	1.00
Total	$37,729,938	39,821,416

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$262,634
Mortality & expense charges	(399,614)
Net investment income (loss)	(136,980)

Gain (loss) on investments:
Net realized gain (loss)	(1,179,345)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(926,818)
Net gain (loss)	(2,106,163)

Increase (decrease) in net assets from operations	$(2,243,143)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(136,980)	$(18,099)
Net realized gain (loss)	(1,179,345)	(650,100)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(926,818)	4,285,448

Increase (decrease) in net assets from operations	(2,243,143)	3,617,249

Contract owner transactions:
Proceeds from units sold	10,939,941	24,351,636
Cost of units redeemed	(10,629,932)	(13,156,570)
Account charges	(27,399)	(23,593)
Increase (decrease)	282,610	11,171,473
Net increase (decrease)	(1,960,533)	14,788,722
Net assets, beginning	39,690,471	24,901,749
Net assets, ending	$37,729,938	$39,690,471

Units sold	13,849,286	26,954,280
Units redeemed	(13,416,346)	(15,242,686)
Net increase (decrease)	432,940	11,711,594
Units outstanding, beginning	39,388,476	27,676,882
Units outstanding, ending	39,821,416	39,388,476

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$76,293,609
Cost of units redeemed/account charges	(36,733,984)
Net investment income (loss)	(182,893)
Net realized gain (loss)	(3,750,215)
Realized gain distributions	1,462,631
Net change in unrealized appreciation (depreciation)	640,790
$37,729,938

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	33,456	$31,363	1.25%	-6.0%
12/31/2010	1.00	32,127	32,055	1.25%	10.9%
12/31/2009	0.90	27,677	24,902	1.25%	32.9%
12/31/2008	0.68	22,472	15,218	1.25%	-39.8%
12/31/2007	1.13	23,217	26,129	1.25%	9.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	0	$0	1.00%	-5.8%
12/31/2010	1.01	0	0	1.00%	11.2%
12/31/2009	0.91	0	0	1.00%	33.2%
12/31/2008	0.68	0	0	1.00%	-39.7%
12/31/2007	1.13	0	0	1.00%	9.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	0	$0	0.75%	-5.6%
12/31/2010	1.02	0	0	0.75%	11.5%
12/31/2009	0.91	0	0	0.75%	33.5%
12/31/2008	0.68	0	0	0.75%	-39.5%
12/31/2007	1.13	0	0	0.75%	10.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.50%	-5.3%
12/31/2010	1.03	0	0	0.50%	11.7%
12/31/2009	0.92	0	0	0.50%	33.9%
12/31/2008	0.69	0	0	0.50%	-39.4%
12/31/2007	1.14	0	0	0.50%	10.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.25%	-5.1%
12/31/2010	1.04	0	0	0.25%	12.0%
12/31/2009	0.93	0	0	0.25%	34.2%
12/31/2008	0.69	0	0	0.25%	-39.2%
12/31/2007	1.14	0	0	0.25%	10.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	6,365	$6,367	0.00%	-4.9%
12/31/2010	1.05	7,262	7,635	0.00%	12.3%
12/31/2009	0.94	0	0	0.00%	34.5%
12/31/2008	0.70	0	0	0.00%	-39.1%
12/31/2007	1.14	0	0	0.00%	10.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.7%
2010	1.0%
2009	1.0%
2008	0.9%
2007	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds Washington Mutual Investors Fund - R3 Class - 939330858

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$214,211	$201,934	11,349
Receivables: investments sold	106,310
Payables: investments purchased	—
Net assets	$320,521

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$320,521	270,357	$1.19
Band 100	—	—	1.19
Band 75	—	—	1.20
Band 50	—	—	1.20
Band 25	—	—	1.21
Band 0	—	—	1.22
Total	$320,521	270,357

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,592
Mortality & expense charges	(1,041)
Net investment income (loss)	1,551

Gain (loss) on investments:
Net realized gain (loss)	1,111
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	11,267
Net gain (loss)	12,378

Increase (decrease) in net assets from operations	$13,929

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,551	$99
Net realized gain (loss)	1,111	2
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	11,267	1,010

Increase (decrease) in net assets from operations	13,929	1,111

Contract owner transactions:
Proceeds from units sold	380,371	9,386
Cost of units redeemed	(84,229)	—
Account charges	(47)	—
Increase (decrease)	296,095	9,386
Net increase (decrease)	310,024	10,497
Net assets, beginning	10,497	—
Net assets, ending	$320,521	$10,497

Units sold	333,738	9,328
Units redeemed	(72,709)	—
Net increase (decrease)	261,029	9,328
Units outstanding, beginning	9,328	—
Units outstanding, ending	270,357	9,328

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$389,757
Cost of units redeemed/account charges	(84,276)
Net investment income (loss)	1,650
Net realized gain (loss)	1,113
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	12,277
$320,521

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	270	$321	1.25%	5.4%
12/31/2010	1.13	9	10	1.25%	11.6%
12/31/2009	1.01	0	0	1.25%	0.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	1.00%	5.6%
12/31/2010	1.13	0	0	1.00%	11.8%
12/31/2009	1.01	0	0	1.00%	0.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.75%	5.9%
12/31/2010	1.13	0	0	0.75%	12.1%
12/31/2009	1.01	0	0	0.75%	0.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.50%	6.1%
12/31/2010	1.13	0	0	0.50%	12.4%
12/31/2009	1.01	0	0	0.50%	0.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	0.25%	6.4%
12/31/2010	1.14	0	0	0.25%	12.7%
12/31/2009	1.01	0	0	0.25%	0.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	0	$0	0.00%	6.7%
12/31/2010	1.14	0	0	0.00%	13.0%
12/31/2009	1.01	0	0	0.00%	0.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.6%
2010	3.4%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

American Funds Washington Mutual Investors Fund - R4 Class - 939330841

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$782	$759	27
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$782

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$782	656	$1.19
Band 100	—	—	1.20
Band 75	—	—	1.20
Band 50	—	—	1.21
Band 25	—	—	1.22
Band 0	—	—	1.22
Total	$782	656

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$11
Mortality & expense charges	(4)
Net investment income (loss)	7

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	21
Net gain (loss)	21

Increase (decrease) in net assets from operations	$28

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	21	2

Increase (decrease) in net assets from operations	28	2

Contract owner transactions:
Proceeds from units sold	687	64
Cost of units redeemed	1	—
Account charges	—	—
Increase (decrease)	688	64
Net increase (decrease)	716	66
Net assets, beginning	66	—
Net assets, ending	$782	$66

Units sold	598	58
Units redeemed	—	—
Net increase (decrease)	598	58
Units outstanding, beginning	58	—
Units outstanding, ending	656	58

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$751
Cost of units redeemed/account charges	1
Net investment income (loss)	7
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	23
$782

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	1	$1	1.25%	5.7%
12/31/2010	1.13	0	0	1.25%	11.9%
12/31/2009	1.01	0	0	1.25%	0.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	1.00%	5.9%
12/31/2010	1.13	0	0	1.00%	12.2%
12/31/2009	1.01	0	0	1.00%	0.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.75%	6.2%
12/31/2010	1.13	0	0	0.75%	12.5%
12/31/2009	1.01	0	0	0.75%	0.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	0.50%	6.5%
12/31/2010	1.14	0	0	0.50%	12.8%
12/31/2009	1.01	0	0	0.50%	0.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	0	$0	0.25%	6.7%
12/31/2010	1.14	0	0	0.25%	13.0%
12/31/2009	1.01	0	0	0.25%	0.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	0	$0	0.00%	7.0%
12/31/2010	1.14	0	0	0.00%	13.3%
12/31/2009	1.01	0	0	0.00%	0.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.6%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Ariel Appreciation Fund - 040337206

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$588,671	$511,854	15,272
Receivables: investments sold	2,390
Payables: investments purchased	—
Net assets	$591,061

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$591,061	449,147	$1.32
Band 100	—	—	1.34
Band 75	—	—	1.37
Band 50	—	—	1.40
Band 25	—	—	1.43
Band 0	—	—	1.48
Total	$591,061	449,147

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,380
Mortality & expense charges	(8,182)
Net investment income (loss)	(5,802)

Gain (loss) on investments:
Net realized gain (loss)	(4,257)
Realized gain distributions	6,115
Net change in unrealized appreciation (depreciation)	(52,849)
Net gain (loss)	(50,991)

Increase (decrease) in net assets from operations	$(56,793)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,802)	$(7,249)
Net realized gain (loss)	(4,257)	(15,552)
Realized gain distributions	6,115	—
Net change in unrealized appreciation (depreciation)	(52,849)	125,642

Increase (decrease) in net assets from operations	(56,793)	102,841

Contract owner transactions:
Proceeds from units sold	101,646	96,978
Cost of units redeemed	(109,072)	(91,448)
Account charges	(137)	(181)
Increase (decrease)	(7,563)	5,349
Net increase (decrease)	(64,356)	108,190
Net assets, beginning	655,417	547,227
Net assets, ending	$591,061	$655,417

Units sold	70,957	76,200
Units redeemed	(77,540)	(69,961)
Net increase (decrease)	(6,583)	6,239
Units outstanding, beginning	455,730	449,491
Units outstanding, ending	449,147	455,730

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,900,978
Cost of units redeemed/account charges	(3,564,628)
Net investment income (loss)	(86,893)
Net realized gain (loss)	(116,926)
Realized gain distributions	381,713
Net change in unrealized appreciation (depreciation)	76,817
$591,061

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	449	$591	1.25%	-8.5%
12/31/2010	1.44	456	655	1.25%	18.1%
12/31/2009	1.22	449	547	1.25%	60.9%
12/31/2008	0.76	510	386	1.25%	-41.5%
12/31/2007	1.29	1,003	1,297	1.25%	-2.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	0	$0	1.00%	-8.3%
12/31/2010	1.46	0	0	1.00%	18.4%
12/31/2009	1.24	0	0	1.00%	61.3%
12/31/2008	0.77	0	0	1.00%	-41.3%
12/31/2007	1.31	0	0	1.00%	-2.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	0.75%	-8.0%
12/31/2010	1.49	0	0	0.75%	18.7%
12/31/2009	1.26	0	0	0.75%	61.7%
12/31/2008	0.78	0	0	0.75%	-41.2%
12/31/2007	1.32	0	0	0.75%	-2.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.50%	-7.8%
12/31/2010	1.52	0	0	0.50%	19.0%
12/31/2009	1.28	0	0	0.50%	62.1%
12/31/2008	0.79	0	0	0.50%	-41.0%
12/31/2007	1.33	0	0	0.50%	-1.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.25%	-7.6%
12/31/2010	1.55	0	0	0.25%	19.3%
12/31/2009	1.30	0	0	0.25%	62.5%
12/31/2008	0.80	0	0	0.25%	-40.9%
12/31/2007	1.35	0	0	0.25%	-1.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.48	0	$0	0.00%	-7.3%
12/31/2010	1.60	0	0	0.00%	19.6%
12/31/2009	1.34	0	0	0.00%	63.0%
12/31/2008	0.82	0	0	0.00%	-40.7%
12/31/2007	1.39	0	0	0.00%	-1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.4%
2010	0.0%
2009	0.1%
2008	0.4%
2007	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Ariel Fund - 040337107

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$729,496	$624,057	16,998
Receivables: investments sold	914
Payables: investments purchased	—
Net assets	$730,410

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$730,410	596,422	$1.22
Band 100	—	—	1.25
Band 75	—	—	1.28
Band 50	—	—	1.30
Band 25	—	—	1.33
Band 0	—	—	1.38
Total	$730,410	596,422

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,558
Mortality & expense charges	(10,275)
Net investment income (loss)	(8,717)

Gain (loss) on investments:
Net realized gain (loss)	1,662
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(95,507)
Net gain (loss)	(93,845)

Increase (decrease) in net assets from operations	$(102,562)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,717)	$(9,190)
Net realized gain (loss)	1,662	(25,297)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(95,507)	202,215

Increase (decrease) in net assets from operations	(102,562)	167,728

Contract owner transactions:
Proceeds from units sold	107,025	124,237
Cost of units redeemed	(141,280)	(80,338)
Account charges	(102)	(132)
Increase (decrease)	(34,357)	43,767
Net increase (decrease)	(136,919)	211,495
Net assets, beginning	867,329	655,834
Net assets, ending	$730,410	$867,329

Units sold	83,869	104,215
Units redeemed	(107,558)	(67,447)
Net increase (decrease)	(23,689)	36,768
Units outstanding, beginning	620,111	583,343
Units outstanding, ending	596,422	620,111

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$4,192,869
Cost of units redeemed/account charges	(3,643,803)
Net investment income (loss)	(92,199)
Net realized gain (loss)	(210,023)
Realized gain distributions	378,127
Net change in unrealized appreciation (depreciation)	105,439
$730,410

* Date of Fund Inception into Variable Account: 6/1/2002

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	596	$730	1.25%	-12.4%
12/31/2010	1.40	620	867	1.25%	24.4%
12/31/2009	1.12	583	656	1.25%	61.4%
12/31/2008	0.70	700	487	1.25%	-48.9%
12/31/2007	1.36	903	1,231	1.25%	-2.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	0	$0	1.00%	-12.2%
12/31/2010	1.42	0	0	1.00%	24.7%
12/31/2009	1.14	0	0	1.00%	61.8%
12/31/2008	0.71	0	0	1.00%	-48.8%
12/31/2007	1.38	0	0	1.00%	-2.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	0	$0	0.75%	-12.0%
12/31/2010	1.45	0	0	0.75%	25.0%
12/31/2009	1.16	0	0	0.75%	62.2%
12/31/2008	0.72	0	0	0.75%	-48.6%
12/31/2007	1.39	0	0	0.75%	-2.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	0	$0	0.50%	-11.8%
12/31/2010	1.48	0	0	0.50%	25.3%
12/31/2009	1.18	0	0	0.50%	62.6%
12/31/2008	0.72	0	0	0.50%	-48.5%
12/31/2007	1.41	0	0	0.50%	-2.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.33	0	$0	0.25%	-11.6%
12/31/2010	1.50	0	0	0.25%	25.7%
12/31/2009	1.20	0	0	0.25%	63.0%
12/31/2008	0.73	0	0	0.25%	-48.4%
12/31/2007	1.42	0	0	0.25%	-2.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.00%	-11.3%
12/31/2010	1.56	0	0	0.00%	26.0%
12/31/2009	1.24	0	0	0.00%	63.4%
12/31/2008	0.76	0	0	0.00%	-48.2%
12/31/2007	1.46	0	0	0.00%	-1.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.2%
2010	0.0%
2009	0.0%
2008	0.9%
2007	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

BlackRock Global Allocation - Institutional Class - 09251T509

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$619,355	$633,328	35,034
Receivables: investments sold	19,668
Payables: investments purchased	—
Net assets	$639,023

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$639,023	506,406	$1.26
Band 100	—	—	1.27
Band 75	—	—	1.28
Band 50	—	—	1.29
Band 25	—	—	1.30
Band 0	—	—	1.30
Total	$639,023	506,406

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$10,474
Mortality & expense charges	(5,039)
Net investment income (loss)	5,435

Gain (loss) on investments:
Net realized gain (loss)	906
Realized gain distributions	6,369
Net change in unrealized appreciation (depreciation)	(33,372)
Net gain (loss)	(26,097)

Increase (decrease) in net assets from operations	$(20,662)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,435	$1,341
Net realized gain (loss)	906	816
Realized gain distributions	6,369	—
Net change in unrealized appreciation (depreciation)	(33,372)	19,507

Increase (decrease) in net assets from operations	(20,662)	21,664

Contract owner transactions:
Proceeds from units sold	330,843	367,918
Cost of units redeemed	(11,996)	(57,110)
Account charges	(70)	(9)
Increase (decrease)	318,777	310,799
Net increase (decrease)	298,115	332,463
Net assets, beginning	340,908	8,445
Net assets, ending	$639,023	$340,908

Units sold	258,190	297,066
Units redeemed	(9,446)	(46,348)
Net increase (decrease)	248,744	250,718
Units outstanding, beginning	257,662	6,944
Units outstanding, ending	506,406	257,662

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$707,220
Cost of units redeemed/account charges	(69,185)
Net investment income (loss)	6,870
Net realized gain (loss)	1,722
Realized gain distributions	6,369
Net change in unrealized appreciation (depreciation)	(13,973)
$639,023

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.26	506	$639	1.25%	-4.6%
12/31/2010	1.32	258	341	1.25%	8.8%
12/31/2009	1.22	7	8	1.25%	21.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	1.00%	-4.4%
12/31/2010	1.33	0	0	1.00%	9.1%
12/31/2009	1.22	0	0	1.00%	21.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	0	$0	0.75%	-4.1%
12/31/2010	1.33	0	0	0.75%	9.3%
12/31/2009	1.22	0	0	0.75%	22.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	0.50%	-3.9%
12/31/2010	1.34	0	0	0.50%	9.6%
12/31/2009	1.22	0	0	0.50%	22.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	0	$0	0.25%	-3.7%
12/31/2010	1.35	0	0	0.25%	9.9%
12/31/2009	1.22	0	0	0.25%	22.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	0	$0	0.00%	-3.4%
12/31/2010	1.35	0	0	0.00%	10.2%
12/31/2009	1.23	0	0	0.00%	22.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.1%
2010	2.5%
2009	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

BlackRock Global Allocation - R Class - 09251T400

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,105,783	$2,180,889	120,333
Receivables: investments sold	8,470
Payables: investments purchased	—
Net assets	$2,114,253

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,815,181	1,461,933	$1.24
Band 100	—	—	1.25
Band 75	—	—	1.26
Band 50	—	—	1.27
Band 25	—	—	1.28
Band 0	299,072	232,977	1.28
Total	$2,114,253	1,694,910

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$28,978
Mortality & expense charges	(14,946)
Net investment income (loss)	14,032

Gain (loss) on investments:
Net realized gain (loss)	7,786
Realized gain distributions	22,905
Net change in unrealized appreciation (depreciation)	(144,779)
Net gain (loss)	(114,088)

Increase (decrease) in net assets from operations	$(100,056)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,032	$3,659
Net realized gain (loss)	7,786	563
Realized gain distributions	22,905	—
Net change in unrealized appreciation (depreciation)	(144,779)	67,602

Increase (decrease) in net assets from operations	(100,056)	71,824

Contract owner transactions:
Proceeds from units sold	1,465,762	960,996
Cost of units redeemed	(332,386)	(245,752)
Account charges	(551)	(281)
Increase (decrease)	1,132,825	714,963
Net increase (decrease)	1,032,769	786,787
Net assets, beginning	1,081,484	294,697
Net assets, ending	$2,114,253	$1,081,484

Units sold	1,196,864	800,095
Units redeemed	(322,855)	(222,397)
Net increase (decrease)	874,009	577,698
Units outstanding, beginning	820,901	243,203
Units outstanding, ending	1,694,910	820,901

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,719,401
Cost of units redeemed/account charges	(579,034)
Net investment income (loss)	17,733
Net realized gain (loss)	8,354
Realized gain distributions	22,905
Net change in unrealized appreciation (depreciation)	(75,106)
$2,114,253

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.24	1,462	$1,815	1.25%	-5.2%
12/31/2010	1.31	593	777	1.25%	8.1%
12/31/2009	1.21	243	295	1.25%	21.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	0	$0	1.00%	-5.0%
12/31/2010	1.32	0	0	1.00%	8.4%
12/31/2009	1.21	0	0	1.00%	21.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.26	0	$0	0.75%	-4.7%
12/31/2010	1.32	0	0	0.75%	8.6%
12/31/2009	1.22	0	0	0.75%	21.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	0.50%	-4.5%
12/31/2010	1.33	0	0	0.50%	8.9%
12/31/2009	1.22	0	0	0.50%	21.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	0	$0	0.25%	-4.3%
12/31/2010	1.33	0	0	0.25%	9.2%
12/31/2009	1.22	0	0	0.25%	22.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	233	$299	0.00%	-4.0%
12/31/2010	1.34	228	304	0.00%	9.5%
12/31/2009	1.22	0	0	0.00%	22.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.8%
2010	1.4%
2009	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

BlackRock Small Cap Growth Equity - Institutional Class - 091928101

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,214,410	$1,184,347	49,268
Receivables: investments sold	—
Payables: investments purchased	(58,577)
Net assets	$1,155,833

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,155,833	746,434	$1.55
Band 100	—	—	1.56
Band 75	—	—	1.57
Band 50	—	—	1.58
Band 25	—	—	1.59
Band 0	—	—	1.60
Total	$1,155,833	746,434

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(6,850)
Net investment income (loss)	(6,850)

Gain (loss) on investments:
Net realized gain (loss)	49,489
Realized gain distributions	29,183
Net change in unrealized appreciation (depreciation)	(40,062)
Net gain (loss)	38,610

Increase (decrease) in net assets from operations	$31,760

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,850)	$(2,672)
Net realized gain (loss)	49,489	3,662
Realized gain distributions	29,183	—
Net change in unrealized appreciation (depreciation)	(40,062)	64,059

Increase (decrease) in net assets from operations	31,760	65,049

Contract owner transactions:
Proceeds from units sold	1,874,926	232,556
Cost of units redeemed	(1,127,182)	(75,987)
Account charges	(371)	(166)
Increase (decrease)	747,373	156,403
Net increase (decrease)	779,133	221,452
Net assets, beginning	376,700	155,248
Net assets, ending	$1,155,833	$376,700

Units sold	1,249,141	175,794
Units redeemed	(743,480)	(55,622)
Net increase (decrease)	505,661	120,172
Units outstanding, beginning	240,773	120,601
Units outstanding, ending	746,434	240,773

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,257,121
Cost of units redeemed/account charges	(1,204,048)
Net investment income (loss)	(9,639)
Net realized gain (loss)	53,153
Realized gain distributions	29,183
Net change in unrealized appreciation (depreciation)	30,063
$1,155,833

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.55	746	$1,156	1.25%	-1.0%
12/31/2010	1.56	241	377	1.25%	21.5%
12/31/2009	1.29	121	155	1.25%	28.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.56	0	$0	1.00%	-0.8%
12/31/2010	1.57	0	0	1.00%	21.8%
12/31/2009	1.29	0	0	1.00%	28.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.57	0	$0	0.75%	-0.5%
12/31/2010	1.58	0	0	0.75%	22.1%
12/31/2009	1.29	0	0	0.75%	29.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.58	0	$0	0.50%	-0.3%
12/31/2010	1.58	0	0	0.50%	22.5%
12/31/2009	1.29	0	0	0.50%	29.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.59	0	$0	0.25%	0.0%
12/31/2010	1.59	0	0	0.25%	22.8%
12/31/2009	1.30	0	0	0.25%	29.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.60	0	$0	0.00%	0.2%
12/31/2010	1.60	0	0	0.00%	23.1%
12/31/2009	1.30	0	0	0.00%	29.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Calvert Equity Portfolio - A Class - 131618308

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,372,473	$1,405,925	43,549
Receivables: investments sold	79,020
Payables: investments purchased	—
Net assets	$1,451,493

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,448,584	1,159,596	$1.25
Band 100	—	—	1.28
Band 75	—	—	1.30
Band 50	2,909	2,189	1.33
Band 25	—	—	1.36
Band 0	—	—	1.41
Total	$1,451,493	1,161,785

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(12,830)
Net investment income (loss)	(12,830)

Gain (loss) on investments:
Net realized gain (loss)	(27,369)
Realized gain distributions	68,140
Net change in unrealized appreciation (depreciation)	(99,154)
Net gain (loss)	(58,383)

Increase (decrease) in net assets from operations	$(71,213)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,830)	$(7,669)
Net realized gain (loss)	(27,369)	(8,405)
Realized gain distributions	68,140	—
Net change in unrealized appreciation (depreciation)	(99,154)	111,420

Increase (decrease) in net assets from operations	(71,213)	95,346

Contract owner transactions:
Proceeds from units sold	1,421,160	171,575
Cost of units redeemed	(632,311)	(96,242)
Account charges	(238)	(53)
Increase (decrease)	788,611	75,280
Net increase (decrease)	717,398	170,626
Net assets, beginning	734,095	563,469
Net assets, ending	$1,451,493	$734,095

Units sold	1,097,569	144,915
Units redeemed	(503,166)	(81,745)
Net increase (decrease)	594,403	63,170
Units outstanding, beginning	567,382	504,212
Units outstanding, ending	1,161,785	567,382

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,297,189
Cost of units redeemed/account charges	(1,961,268)
Net investment income (loss)	(57,788)
Net realized gain (loss)	49,520
Realized gain distributions	157,292
Net change in unrealized appreciation (depreciation)	(33,452)
$1,451,493

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	1,160	$1,449	1.25%	-3.4%
12/31/2010	1.29	567	734	1.25%	15.8%
12/31/2009	1.12	504	563	1.25%	31.8%
12/31/2008	0.85	440	373	1.25%	-36.3%
12/31/2007	1.33	391	521	1.25%	8.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	0	$0	1.00%	-3.2%
12/31/2010	1.32	0	0	1.00%	16.1%
12/31/2009	1.14	0	0	1.00%	32.1%
12/31/2008	0.86	0	0	1.00%	-36.2%
12/31/2007	1.35	0	0	1.00%	8.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	0	$0	0.75%	-3.0%
12/31/2010	1.34	0	0	0.75%	16.4%
12/31/2009	1.15	0	0	0.75%	32.4%
12/31/2008	0.87	0	0	0.75%	-36.0%
12/31/2007	1.36	0	0	0.75%	9.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.33	2	$3	0.50%	-2.7%
12/31/2010	1.37	0	0	0.50%	16.6%
12/31/2009	1.17	0	0	0.50%	32.7%
12/31/2008	0.88	0	0	0.50%	-35.9%
12/31/2007	1.38	0	0	0.50%	9.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	0	$0	0.25%	-2.5%
12/31/2010	1.39	0	0	0.25%	16.9%
12/31/2009	1.19	0	0	0.25%	33.1%
12/31/2008	0.89	0	0	0.25%	-35.7%
12/31/2007	1.39	0	0	0.25%	9.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.00%	-2.2%
12/31/2010	1.44	0	0	0.00%	17.2%
12/31/2009	1.23	0	0	0.00%	33.4%
12/31/2008	0.92	0	0	0.00%	-35.5%
12/31/2007	1.43	0	0	0.00%	9.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.1%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Calvert Income Fund - A Class - 131582207

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$10,138,280	$10,118,440	642,518
Receivables: investments sold	7,083
Payables: investments purchased	—
Net assets	$10,145,363

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$10,145,363	7,341,185	$1.38
Band 100	—	—	1.41
Band 75	—	—	1.44
Band 50	—	—	1.47
Band 25	—	—	1.50
Band 0	—	—	1.56
Total	$10,145,363	7,341,185

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$329,524
Mortality & expense charges	(122,716)
Net investment income (loss)	206,808

Gain (loss) on investments:
Net realized gain (loss)	(41,676)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(47,642)
Net gain (loss)	(89,318)

Increase (decrease) in net assets from operations	$117,490

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$206,808	$194,786
Net realized gain (loss)	(41,676)	(214,588)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(47,642)	478,268

Increase (decrease) in net assets from operations	117,490	458,466

Contract owner transactions:
Proceeds from units sold	1,877,670	1,802,116
Cost of units redeemed	(1,189,433)	(3,435,664)
Account charges	(2,645)	(2,619)
Increase (decrease)	685,592	(1,636,167)
Net increase (decrease)	803,082	(1,177,701)
Net assets, beginning	9,342,281	10,519,982
Net assets, ending	$10,145,363	$9,342,281

Units sold	1,428,134	1,356,163
Units redeemed	(939,087)	(2,615,212)
Net increase (decrease)	489,047	(1,259,049)
Units outstanding, beginning	6,852,138	8,111,187
Units outstanding, ending	7,341,185	6,852,138

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$24,789,519
Cost of units redeemed/account charges	(16,074,775)
Net investment income (loss)	1,827,380
Net realized gain (loss)	(802,880)
Realized gain distributions	386,279
Net change in unrealized appreciation (depreciation)	19,840
$10,145,363

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	7,341	$10,145	1.25%	1.4%
12/31/2010	1.36	6,852	9,342	1.25%	5.1%
12/31/2009	1.30	8,111	10,520	1.25%	15.0%
12/31/2008	1.13	8,419	9,497	1.25%	-13.1%
12/31/2007	1.30	8,057	10,459	1.25%	3.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	1.00%	1.6%
12/31/2010	1.39	0	0	1.00%	5.4%
12/31/2009	1.32	0	0	1.00%	15.3%
12/31/2008	1.14	0	0	1.00%	-12.9%
12/31/2007	1.31	0	0	1.00%	4.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	0	$0	0.75%	1.9%
12/31/2010	1.41	0	0	0.75%	5.7%
12/31/2009	1.34	0	0	0.75%	15.5%
12/31/2008	1.16	0	0	0.75%	-12.7%
12/31/2007	1.33	0	0	0.75%	4.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.47	0	$0	0.50%	2.1%
12/31/2010	1.44	0	0	0.50%	5.9%
12/31/2009	1.36	0	0	0.50%	15.8%
12/31/2008	1.17	0	0	0.50%	-12.4%
12/31/2007	1.34	0	0	0.50%	4.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.50	0	$0	0.25%	2.4%
12/31/2010	1.47	0	0	0.25%	6.2%
12/31/2009	1.38	0	0	0.25%	16.1%
12/31/2008	1.19	0	0	0.25%	-12.2%
12/31/2007	1.35	0	0	0.25%	4.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.56	0	$0	0.00%	2.6%
12/31/2010	1.52	0	0	0.00%	6.4%
12/31/2009	1.43	0	0	0.00%	16.4%
12/31/2008	1.22	0	0	0.00%	-12.0%
12/31/2007	1.39	0	0	0.00%	5.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.4%
2010	3.2%
2009	3.9%
2008	5.1%
2007	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Calvert Small Cap Value - A Class - 13161P508

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$166,509	$161,268	9,865
Receivables: investments sold	19
Payables: investments purchased	—
Net assets	$166,528

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$166,528	162,228	$1.03
Band 100	—	—	1.03
Band 75	—	—	1.03
Band 50	—	—	1.04
Band 25	—	—	1.04
Band 0	—	—	1.04
Total	$166,528	162,228

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$430
Mortality & expense charges	(2,324)
Net investment income (loss)	(1,894)

Gain (loss) on investments:
Net realized gain (loss)	1,114
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(11,755)
Net gain (loss)	(10,641)

Increase (decrease) in net assets from operations	$(12,535)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,894)	$(424)
Net realized gain (loss)	1,114	31
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(11,755)	16,996

Increase (decrease) in net assets from operations	(12,535)	16,603

Contract owner transactions:
Proceeds from units sold	11,607	176,950
Cost of units redeemed	(25,579)	(518)
Account charges	—	—
Increase (decrease)	(13,972)	176,432
Net increase (decrease)	(26,507)	193,035
Net assets, beginning	193,035	—
Net assets, ending	$166,528	$193,035

Units sold	10,958	177,041
Units redeemed	(25,104)	(667)
Net increase (decrease)	(14,146)	176,374
Units outstanding, beginning	176,374	—
Units outstanding, ending	162,228	176,374

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$188,557
Cost of units redeemed/account charges	(26,097)
Net investment income (loss)	(2,318)
Net realized gain (loss)	1,145
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	5,241
$166,528

* Date of Fund Inception into Variable Account: 10/14/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	162	$167	1.25%	-6.2%
12/31/2010	1.09	176	193	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	1.00%	-6.0%
12/31/2010	1.10	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.75%	-5.7%
12/31/2010	1.10	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.50%	-5.5%
12/31/2010	1.10	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.25%	-5.3%
12/31/2010	1.10	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.00%	-5.0%
12/31/2010	1.10	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.2%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Calvert Social Mid Cap Growth - A Class - 131647307

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$6,334,452	$5,935,887	200,839
Receivables: investments sold	24,138
Payables: investments purchased	—
Net assets	$6,358,590

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$6,358,590	2,493,785	$2.55
Band 100	—	—	2.60
Band 75	—	—	2.66
Band 50	—	—	2.71
Band 25	—	—	2.77
Band 0	—	—	3.14
Total	$6,358,590	2,493,785

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(82,989)
Net investment income (loss)	(82,989)

Gain (loss) on investments:
Net realized gain (loss)	412,620
Realized gain distributions	390,940
Net change in unrealized appreciation (depreciation)	(685,707)
Net gain (loss)	117,853

Increase (decrease) in net assets from operations	$34,864

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(82,989)	$(64,049)
Net realized gain (loss)	412,620	69,371
Realized gain distributions	390,940	—
Net change in unrealized appreciation (depreciation)	(685,707)	1,373,658

Increase (decrease) in net assets from operations	34,864	1,378,980

Contract owner transactions:
Proceeds from units sold	2,229,244	884,641
Cost of units redeemed	(2,026,675)	(846,055)
Account charges	(2,669)	(2,954)
Increase (decrease)	199,900	35,632
Net increase (decrease)	234,764	1,414,612
Net assets, beginning	6,123,826	4,709,214
Net assets, ending	$6,358,590	$6,123,826

Units sold	876,379	427,540
Units redeemed	(809,773)	(423,837)
Net increase (decrease)	66,606	3,703
Units outstanding, beginning	2,427,179	2,423,476
Units outstanding, ending	2,493,785	2,427,179

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$157,727,696
Cost of units redeemed/account charges	(152,923,369)
Net investment income (loss)	1,320,703
Net realized gain (loss)	(731,192)
Realized gain distributions	566,187
Net change in unrealized appreciation (depreciation)	398,565
$6,358,590

* Date of Fund Inception into Variable Account: 4/28/1995

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.55	2,494	$6,359	1.25%	1.1%
12/31/2010	2.52	2,427	6,124	1.25%	29.8%
12/31/2009	1.94	2,423	4,709	1.25%	30.4%
12/31/2008	1.49	2,589	3,858	1.25%	-38.0%
12/31/2007	2.40	2,831	6,803	1.25%	8.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.60	0	$0	1.00%	1.3%
12/31/2010	2.57	0	0	1.00%	30.2%
12/31/2009	1.97	0	0	1.00%	30.7%
12/31/2008	1.51	0	0	1.00%	-37.8%
12/31/2007	2.43	0	0	1.00%	9.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.66	0	$0	0.75%	1.6%
12/31/2010	2.62	0	0	0.75%	30.5%
12/31/2009	2.00	0	0	0.75%	31.0%
12/31/2008	1.53	0	0	0.75%	-37.7%
12/31/2007	2.45	0	0	0.75%	9.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.71	0	$0	0.50%	1.8%
12/31/2010	2.66	0	0	0.50%	30.8%
12/31/2009	2.04	0	0	0.50%	31.4%
12/31/2008	1.55	0	0	0.50%	-37.5%
12/31/2007	2.48	0	0	0.50%	9.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.77	0	$0	0.25%	2.1%
12/31/2010	2.71	0	0	0.25%	31.1%
12/31/2009	2.07	0	0	0.25%	31.7%
12/31/2008	1.57	0	0	0.25%	-37.3%
12/31/2007	2.51	0	0	0.25%	9.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.14	0	$0	0.00%	2.3%
12/31/2010	3.07	0	0	0.00%	31.5%
12/31/2009	2.34	0	0	0.00%	32.0%
12/31/2008	1.77	0	0	0.00%	-37.2%
12/31/2007	2.82	0	0	0.00%	10.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Columbia Emerging Markets Bond - A Class - 19763P184 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.01
Band 100	—	—	1.01
Band 75	—	—	1.02
Band 50	—	—	1.02
Band 25	—	—	1.02
Band 0	—	—	1.02
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/21/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Columbia Emerging Markets Bond - Z Class - 19763P127 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.01
Band 100	—	—	1.01
Band 75	—	—	1.02
Band 50	—	—	1.02
Band 25	—	—	1.02
Band 0	—	—	1.02
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/21/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Columbia Mid Cap Index Fund - A Class - 19765J509

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$5,074,383	$5,436,195	487,980
Receivables: investments sold	151,883
Payables: investments purchased	—
Net assets	$5,226,266

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$4,880,204	4,820,497	$1.01
Band 100	—	—	1.02
Band 75	—	—	1.03
Band 50	—	—	1.04
Band 25	—	—	1.06
Band 0	346,062	324,618	1.07
Total	$5,226,266	5,145,115

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$40,133
Mortality & expense charges	(54,222)
Net investment income (loss)	(14,089)

Gain (loss) on investments:
Net realized gain (loss)	189,727
Realized gain distributions	224,857
Net change in unrealized appreciation (depreciation)	(654,999)
Net gain (loss)	(240,415)

Increase (decrease) in net assets from operations	$(254,504)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(14,089)	$11,339
Net realized gain (loss)	189,727	16,839
Realized gain distributions	224,857	13,154
Net change in unrealized appreciation (depreciation)	(654,999)	283,349

Increase (decrease) in net assets from operations	(254,504)	324,681

Contract owner transactions:
Proceeds from units sold	4,332,003	4,786,791
Cost of units redeemed	(2,440,833)	(1,621,707)
Account charges	(1,723)	(615)
Increase (decrease)	1,889,447	3,164,469
Net increase (decrease)	1,634,943	3,489,150
Net assets, beginning	3,591,323	102,173
Net assets, ending	$5,226,266	$3,591,323

Units sold	4,062,858	5,044,629
Units redeemed	(2,330,705)	(1,753,090)
Net increase (decrease)	1,732,153	3,291,539
Units outstanding, beginning	3,412,962	121,423
Units outstanding, ending	5,145,115	3,412,962

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$9,210,752
Cost of units redeemed/account charges	(4,065,009)
Net investment income (loss)	(2,308)
Net realized gain (loss)	206,632
Realized gain distributions	238,011
Net change in unrealized appreciation (depreciation)	(361,812)
$5,226,266

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	4,820	$4,880	1.25%	-3.4%
12/31/2010	1.05	3,023	3,167	1.25%	24.5%
12/31/2009	0.84	121	102	1.25%	35.1%
12/31/2008	0.62	0	0	1.25%	-37.1%
12/31/2007	0.99	0	0	1.25%	-1.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	-3.1%
12/31/2010	1.06	0	0	1.00%	24.8%
12/31/2009	0.85	0	0	1.00%	35.4%
12/31/2008	0.62	0	0	1.00%	-36.9%
12/31/2007	0.99	0	0	1.00%	-1.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.75%	-2.9%
12/31/2010	1.06	0	0	0.75%	25.1%
12/31/2009	0.85	0	0	0.75%	35.8%
12/31/2008	0.63	0	0	0.75%	-36.7%
12/31/2007	0.99	0	0	0.75%	-1.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.50%	-2.6%
12/31/2010	1.07	0	0	0.50%	25.4%
12/31/2009	0.86	0	0	0.50%	36.1%
12/31/2008	0.63	0	0	0.50%	-36.6%
12/31/2007	0.99	0	0	0.50%	-1.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.25%	-2.4%
12/31/2010	1.08	0	0	0.25%	25.7%
12/31/2009	0.86	0	0	0.25%	36.4%
12/31/2008	0.63	0	0	0.25%	-36.4%
12/31/2007	0.99	0	0	0.25%	-0.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	325	$346	0.00%	-2.1%
12/31/2010	1.09	390	425	0.00%	26.0%
12/31/2009	0.86	0	0	0.00%	36.8%
12/31/2008	0.63	0	0	0.00%	-36.3%
12/31/2007	0.99	0	0	0.00%	-0.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.9%
2010	1.2%
2009	1.6%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Columbia Multi-Advisor Small Cap Value - A Class - 19766G710 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.06
Band 100	—	—	1.06
Band 75	—	—	1.06
Band 50	—	—	1.06
Band 25	—	—	1.06
Band 0	—	—	1.06
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/21/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Columbia Multi-Advisor Small Cap Value - Z Class - 19766G629 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.06
Band 100	—	—	1.06
Band 75	—	—	1.06
Band 50	—	—	1.06
Band 25	—	—	1.06
Band 0	—	—	1.06
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/21/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Columbia Seligman Communication & Information - A Class - 19766H429 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$—	—	$1.00
Band 100	—	—	1.00
Band 75	—	—	1.00
Band 50	—	—	1.00
Band 25	—	—	1.00
Band 0	—	—	1.00
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/21/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent.  The information pertains to the past five years or from commencement date.  A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Columbia Seligman Communication & Information - Z Class - 19766H338 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.00
Band 100	—	—	1.00
Band 75	—	—	1.00
Band 50	—	—	1.00
Band 25	—	—	1.00
Band 0	—	—	1.00
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/21/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	00.0%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent.  The information pertains to the past five years or from commencement date.  A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Columbia Small Cap Index Fund - A Class - 19765J822

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$4,517,030	$4,738,277	289,902
Receivables: investments sold	214,184
Payables: investments purchased	—
Net assets	$4,731,214

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$4,362,951	4,340,079	$1.01
Band 100	—	—	1.02
Band 75	—	—	1.03
Band 50	—	—	1.04
Band 25	—	—	1.05
Band 0	368,263	347,893	1.06
Total	$4,731,214	4,687,972

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$31,767
Mortality & expense charges	(40,514)
Net investment income (loss)	(8,747)

Gain (loss) on investments:
Net realized gain (loss)	48,343
Realized gain distributions	212,202
Net change in unrealized appreciation (depreciation)	(375,210)
Net gain (loss)	(114,665)

Increase (decrease) in net assets from operations	$(123,412)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,747)	$8,782
Net realized gain (loss)	48,343	19,495
Realized gain distributions	212,202	11,095
Net change in unrealized appreciation (depreciation)	(375,210)	146,960

Increase (decrease) in net assets from operations	(123,412)	186,332

Contract owner transactions:
Proceeds from units sold	3,556,890	3,379,619
Cost of units redeemed	(1,042,434)	(1,276,107)
Account charges	(1,452)	(331)
Increase (decrease)	2,513,004	2,103,181
Net increase (decrease)	2,389,592	2,289,513
Net assets, beginning	2,341,622	52,109
Net assets, ending	$4,731,214	$2,341,622

Units sold	3,479,048	3,677,224
Units redeemed	(1,088,026)	(1,444,196)
Net increase (decrease)	2,391,022	2,233,028
Units outstanding, beginning	2,296,950	63,922
Units outstanding, ending	4,687,972	2,296,950

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$6,982,902
Cost of units redeemed/account charges	(2,321,476)
Net investment income (loss)	77
Net realized gain (loss)	67,421
Realized gain distributions	223,537
Net change in unrealized appreciation (depreciation)	(221,247)
$4,731,214

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	4,340	$4,363	1.25%	-0.7%
12/31/2010	1.01	1,876	1,898	1.25%	24.1%
12/31/2009	0.82	64	52	1.25%	23.6%
12/31/2008	0.66	5	3	1.25%	-31.9%
12/31/2007	0.97	0	0	1.25%	-3.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	-0.4%
12/31/2010	1.02	0	0	1.00%	24.5%
12/31/2009	0.82	0	0	1.00%	23.9%
12/31/2008	0.66	0	0	1.00%	-31.7%
12/31/2007	0.97	0	0	1.00%	-3.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.75%	-0.2%
12/31/2010	1.03	0	0	0.75%	24.8%
12/31/2009	0.82	0	0	0.75%	24.3%
12/31/2008	0.66	0	0	0.75%	-31.5%
12/31/2007	0.97	0	0	0.75%	-3.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.50%	0.1%
12/31/2010	1.04	0	0	0.50%	25.1%
12/31/2009	0.83	0	0	0.50%	24.6%
12/31/2008	0.66	0	0	0.50%	-31.3%
12/31/2007	0.97	0	0	0.50%	-3.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.25%	0.3%
12/31/2010	1.04	0	0	0.25%	25.4%
12/31/2009	0.83	0	0	0.25%	24.9%
12/31/2008	0.67	0	0	0.25%	-31.2%
12/31/2007	0.97	0	0	0.25%	-3.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	348	$368	0.00%	0.6%
12/31/2010	1.05	421	443	0.00%	25.7%
12/31/2009	0.84	0	0	0.00%	25.2%
12/31/2008	0.67	0	0	0.00%	-31.0%
12/31/2007	0.97	0	0	0.00%	-3.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.9%
2010	1.2%
2009	1.1%
2008	1.8%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

CRM Mid Cap Value - Investor Class - 92934R777

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$420,659	$406,639	16,133
Receivables: investments sold	—
Payables: investments purchased	(72)
Net assets	$420,587

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$420,587	316,585	$1.33
Band 100	—	—	1.34
Band 75	—	—	1.35
Band 50	—	—	1.36
Band 25	—	—	1.36
Band 0	—	—	1.37
Total	$420,587	316,585

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,276
Mortality & expense charges	(5,060)
Net investment income (loss)	(2,784)

Gain (loss) on investments:
Net realized gain (loss)	13,985
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(44,769)
Net gain (loss)	(30,784)

Increase (decrease) in net assets from operations	$(33,568)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,784)	$(2,522)
Net realized gain (loss)	13,985	1,986
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(44,769)	53,381

Increase (decrease) in net assets from operations	(33,568)	52,845

Contract owner transactions:
Proceeds from units sold	160,193	99,972
Cost of units redeemed	(78,410)	(64,856)
Account charges	(213)	(117)
Increase (decrease)	81,570	34,999
Net increase (decrease)	48,002	87,844
Net assets, beginning	372,585	284,741
Net assets, ending	$420,587	$372,585

Units sold	114,107	79,532
Units redeemed	(54,753)	(52,496)
Net increase (decrease)	59,354	27,036
Units outstanding, beginning	257,231	230,195
Units outstanding, ending	316,585	257,231

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$539,036
Cost of units redeemed/account charges	(143,634)
Net investment income (loss)	(4,809)
Net realized gain (loss)	15,974
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	14,020
$420,587

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.33	317	$421	1.25%	-8.3%
12/31/2010	1.45	257	373	1.25%	17.1%
12/31/2009	1.24	230	285	1.25%	23.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	0	$0	1.00%	-8.1%
12/31/2010	1.45	0	0	1.00%	17.4%
12/31/2009	1.24	0	0	1.00%	23.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	0.75%	-7.8%
12/31/2010	1.46	0	0	0.75%	17.7%
12/31/2009	1.24	0	0	0.75%	24.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	0	$0	0.50%	-7.6%
12/31/2010	1.47	0	0	0.50%	18.0%
12/31/2009	1.24	0	0	0.50%	24.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	0	$0	0.25%	-7.4%
12/31/2010	1.47	0	0	0.25%	18.3%
12/31/2009	1.25	0	0	0.25%	24.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	0.00%	-7.1%
12/31/2010	1.48	0	0	0.00%	18.6%
12/31/2009	1.25	0	0	0.00%	24.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.6%
2010	0.4%
2009	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

CRM Small Cap Value - Investor Class - 92934R793 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.38
Band 100	—	—	1.39
Band 75	—	—	1.40
Band 50	—	—	1.41
Band 25	—	—	1.42
Band 0	—	—	1.42
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	1.25%	-14.6%
12/31/2010	1.61	0	0	1.25%	26.8%
12/31/2009	1.27	0	0	1.25%	27.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	1.00%	-14.3%
12/31/2010	1.62	0	0	1.00%	27.1%
12/31/2009	1.27	0	0	1.00%	27.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.75%	-14.1%
12/31/2010	1.63	0	0	0.75%	27.4%
12/31/2009	1.28	0	0	0.75%	27.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.50%	-13.9%
12/31/2010	1.63	0	0	0.50%	27.8%
12/31/2009	1.28	0	0	0.50%	27.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.25%	-13.7%
12/31/2010	1.64	0	0	0.25%	28.1%
12/31/2009	1.28	0	0	0.25%	28.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.00%	-13.5%
12/31/2010	1.65	0	0	0.00%	28.4%
12/31/2009	1.28	0	0	0.00%	28.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

DFA Emerging Markets Value - R2 Class - 23320G455

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$221,672	$244,206	8,543
Receivables: investments sold	121
Payables: investments purchased	—
Net assets	$221,793

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$221,793	283,839	$0.78
Band 100	—	—	0.78
Band 75	—	—	0.78
Band 50	—	—	0.78
Band 25	—	—	0.79
Band 0	—	—	0.79
Total	$221,793	283,839

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,641
Mortality & expense charges	(448)
Net investment income (loss)	1,193

Gain (loss) on investments:
Net realized gain (loss)	208
Realized gain distributions	3,136
Net change in unrealized appreciation (depreciation)	(22,534)
Net gain (loss)	(19,190)

Increase (decrease) in net assets from operations	$(17,997)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,193	$—
Net realized gain (loss)	208	—
Realized gain distributions	3,136	—
Net change in unrealized appreciation (depreciation)	(22,534)	—

Increase (decrease) in net assets from operations	(17,997)	—

Contract owner transactions:
Proceeds from units sold	522,167	—
Cost of units redeemed	(282,377)	—
Account charges	—	—
Increase (decrease)	239,790	—
Net increase (decrease)	221,793	—
Net assets, beginning	—	—
Net assets, ending	$221,793	$—

Units sold	613,952	—
Units redeemed	(330,113)	—
Net increase (decrease)	283,839	—
Units outstanding, beginning	—	—
Units outstanding, ending	283,839	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$522,167
Cost of units redeemed/account charges	(282,377)
Net investment income (loss)	1,193
Net realized gain (loss)	208
Realized gain distributions	3,136
Net change in unrealized appreciation (depreciation)	(22,534)
$221,793

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	284	$222	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent.  The information pertains to the past five years or from commencement date.  A zero ratio indicates no gross income has been received during the year.

2011	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

DFA Global 25/75 - R2 Class - 25434D641 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$0.98
Band 100	—	—	0.98
Band 75	—	—	0.99
Band 50	—	—	0.99
Band 25	—	—	0.99
Band 0	—	—	0.99
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:	—
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent.  The information pertains to the past five years or from commencement date.  A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

DFA Global 60/40 - R2 Class - 25434D666 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$0.95
Band 100	—	—	0.95
Band 75	—	—	0.95
Band 50	—	—	0.95
Band 25	—	—	0.95
Band 0	—	—	0.95
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent.  The information pertains to the past five years or from commencement date.  A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

DFA Global Equity - R2 Class - 25434D682

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,472	$2,398	200
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$2,472

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,472	2,742	$0.90
Band 100	—	—	0.90
Band 75	—	—	0.90
Band 50	—	—	0.90
Band 25	—	—	0.91
Band 0	—	—	0.91
Total	$2,472	2,742

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(1)
Net investment income (loss)	(1)

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	74
Net gain (loss)	74

Increase (decrease) in net assets from operations	$73

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1)	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	74	—

Increase (decrease) in net assets from operations	73	—

Contract owner transactions:
Proceeds from units sold	2,399	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	2,399	—
Net increase (decrease)	2,472	—
Net assets, beginning	—	—
Net assets, ending	$2,472	$—

Units sold	2,742	—
Units redeemed	—	—
Net increase (decrease)	2,742	—
Units outstanding, beginning	—	—
Units outstanding, ending	2,742	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,399
Cost of units redeemed/account charges	—
Net investment income (loss)	(1)
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	74
$2,472

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	3	$2	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

DFA International Value - R2 Class - 25434D625

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,769	$1,712	119
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$1,769

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,769	2,156	$0.82
Band 100	—	—	0.82
Band 75	—	—	0.82
Band 50	—	—	0.82
Band 25	—	—	0.82
Band 0	—	—	0.83
Total	$1,769	2,156

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	57
Net gain (loss)	57

Increase (decrease) in net assets from operations	$57

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	57	—

Increase (decrease) in net assets from operations	57	—

Contract owner transactions:
Proceeds from units sold	1,712	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	1,712	—
Net increase (decrease)	1,769	—
Net assets, beginning	—	—
Net assets, ending	$1,769	$—

Units sold	2,156	—
Units redeemed	—	—
Net increase (decrease)	2,156	—
Units outstanding, beginning	—	—
Units outstanding, ending	2,156	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,712
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	57
$1,769

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	2	$2	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

DFA US Targeted Value - R2 Class - 233203256

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$27,703	$27,169	1,808
Receivables: investments sold	23
Payables: investments purchased	—
Net assets	$27,726

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$27,726	30,387	$0.91
Band 100	—	—	0.91
Band 75	—	—	0.91
Band 50	—	—	0.92
Band 25	—	—	0.92
Band 0	—	—	0.92
Total	$27,726	30,387

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$83
Mortality & expense charges	(48)
Net investment income (loss)	35

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	208
Net change in unrealized appreciation (depreciation)	534
Net gain (loss)	742

Increase (decrease) in net assets from operations	$777

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$35	$—
Net realized gain (loss)	—	—
Realized gain distributions	208	—
Net change in unrealized appreciation (depreciation)	534	—

Increase (decrease) in net assets from operations	777	—

Contract owner transactions:
Proceeds from units sold	33,963	—
Cost of units redeemed	(7,014)	—
Account charges	—	—
Increase (decrease)	26,949	—
Net increase (decrease)	27,726	—
Net assets, beginning	—	—
Net assets, ending	$27,726	$—

Units sold	38,064	—
Units redeemed	(7,677)	—
Net increase (decrease)	30,387	—
Units outstanding, beginning	—	—
Units outstanding, ending	30,387	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$33,963
Cost of units redeemed/account charges	(7,014)
Net investment income (loss)	35
Net realized gain (loss)	—
Realized gain distributions	208
Net change in unrealized appreciation (depreciation)	534
$27,726

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	30	$28	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

DWS Alternative Asset Allocation Plus Fund - A Class - 233376763

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$21,961	$23,200	2,370
Receivables: investments sold	—
Payables: investments purchased	(1,198)
Net assets	$20,763

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$5,943	4,594	$1.29
Band 100	—	—	1.30
Band 75	—	—	1.31
Band 50	—	—	1.32
Band 25	—	—	1.33
Band 0	14,820	11,080	1.34
Total	$20,763	15,674

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$806
Mortality & expense charges	(57)
Net investment income (loss)	749

Gain (loss) on investments:
Net realized gain (loss)	1,159
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(2,645)
Net gain (loss)	(1,486)

Increase (decrease) in net assets from operations	$(737)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$749	$154
Net realized gain (loss)	1,159	7
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(2,645)	1,409

Increase (decrease) in net assets from operations	(737)	1,570

Contract owner transactions:
Proceeds from units sold	13,989	30,143
Cost of units redeemed	(23,837)	(481)
Account charges	(1)	(2)
Increase (decrease)	(9,849)	29,660
Net increase (decrease)	(10,586)	31,230
Net assets, beginning	31,349	119
Net assets, ending	$20,763	$31,349

Units sold	10,259	22,957
Units redeemed	(17,251)	(387)
Net increase (decrease)	(6,992)	22,570
Units outstanding, beginning	22,666	96
Units outstanding, ending	15,674	22,666

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$44,252
Cost of units redeemed/account charges	(24,321)
Net investment income (loss)	905
Net realized gain (loss)	1,166
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,239)
$20,763

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	5	$6	1.25%	-4.7%
12/31/2010	1.36	2	3	1.25%	10.8%
12/31/2009	1.22	0	0	1.25%	22.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	0	$0	1.00%	-4.4%
12/31/2010	1.36	0	0	1.00%	11.1%
12/31/2009	1.23	0	0	1.00%	22.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.31	0	$0	0.75%	-4.2%
12/31/2010	1.37	0	0	0.75%	11.4%
12/31/2009	1.23	0	0	0.75%	22.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	0.50%	-3.9%
12/31/2010	1.37	0	0	0.50%	11.6%
12/31/2009	1.23	0	0	0.50%	23.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.33	0	$0	0.25%	-3.7%
12/31/2010	1.38	0	0	0.25%	11.9%
12/31/2009	1.23	0	0	0.25%	23.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	11	$15	0.00%	-3.5%
12/31/2010	1.39	21	29	0.00%	12.2%
12/31/2009	1.23	0	0	0.00%	23.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.1%
2010	1.0%
2009	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

DWS Alternative Asset Allocation Plus Fund - S Class - 233376748 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.30
Band 100	—	—	1.31
Band 75	—	—	1.32
Band 50	—	—	1.33
Band 25	—	—	1.34
Band 0	—	—	1.35
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	0	$0	1.25%	-4.3%
12/31/2010	1.36	0	0	1.25%	11.1%
12/31/2009	1.22	0	0	1.25%	22.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.31	0	$0	1.00%	-4.1%
12/31/2010	1.37	0	0	1.00%	11.3%
12/31/2009	1.23	0	0	1.00%	22.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	0.75%	-3.8%
12/31/2010	1.37	0	0	0.75%	11.6%
12/31/2009	1.23	0	0	0.75%	22.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.33	0	$0	0.50%	-3.6%
12/31/2010	1.38	0	0	0.50%	11.9%
12/31/2009	1.23	0	0	0.50%	23.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	0	$0	0.25%	-3.3%
12/31/2010	1.38	0	0	0.25%	12.2%
12/31/2009	1.23	0	0	0.25%	23.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	0.00%	-3.1%
12/31/2010	1.39	0	0	0.00%	12.4%
12/31/2009	1.24	0	0	0.00%	23.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

DWS Dreman Mid Cap Value Fund - A Class - 23338F747

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,853	$3,899	373
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$3,853

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$3,853	2,715	$1.42
Band 100	—	—	1.43
Band 75	—	—	1.44
Band 50	—	—	1.45
Band 25	—	—	1.46
Band 0	—	—	1.47
Total	$3,853	2,715

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$268
Mortality & expense charges	(173)
Net investment income (loss)	95

Gain (loss) on investments:
Net realized gain (loss)	(2,004)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(60)
Net gain (loss)	(2,064)

Increase (decrease) in net assets from operations	$(1,969)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$95	$—
Net realized gain (loss)	(2,004)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(60)	14

Increase (decrease) in net assets from operations	(1,969)	14

Contract owner transactions:
Proceeds from units sold	40,851	3,961
Cost of units redeemed	(39,004)	—
Account charges	—	—
Increase (decrease)	1,847	3,961
Net increase (decrease)	(122)	3,975
Net assets, beginning	3,975	—
Net assets, ending	$3,853	$3,975

Units sold	27,855	2,598
Units redeemed	(27,738)	—
Net increase (decrease)	117	2,598
Units outstanding, beginning	2,598	—
Units outstanding, ending	2,715	2,598

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$44,812
Cost of units redeemed/account charges	(39,004)
Net investment income (loss)	95
Net realized gain (loss)	(2,004)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(46)
$3,853

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	3	$4	1.25%	-7.2%
12/31/2010	1.53	3	4	1.25%	18.1%
12/31/2009	1.30	0	0	1.25%	29.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	1.00%	-7.0%
12/31/2010	1.54	0	0	1.00%	18.4%
12/31/2009	1.30	0	0	1.00%	29.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	0	$0	0.75%	-6.8%
12/31/2010	1.54	0	0	0.75%	18.7%
12/31/2009	1.30	0	0	0.75%	30.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	0	$0	0.50%	-6.5%
12/31/2010	1.55	0	0	0.50%	19.0%
12/31/2009	1.30	0	0	0.50%	30.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.46	0	$0	0.25%	-6.3%
12/31/2010	1.56	0	0	0.25%	19.3%
12/31/2009	1.30	0	0	0.25%	30.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.47	0	$0	0.00%	-6.1%
12/31/2010	1.56	0	0	0.00%	19.6%
12/31/2009	1.31	0	0	0.00%	30.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	6.8%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

DWS Dreman Mid Cap Value Fund - S Class - 23338F713

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$65	$66	6
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$65

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$65	45	$1.43
Band 100	—	—	1.44
Band 75	—	—	1.45
Band 50	—	—	1.46
Band 25	—	—	1.47
Band 0	—	—	1.48
Total	$65	45

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(4)
Net gain (loss)	(4)

Increase (decrease) in net assets from operations	$(4)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(4)	3

Increase (decrease) in net assets from operations	(4)	3

Contract owner transactions:
Proceeds from units sold	36	30
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	36	30
Net increase (decrease)	32	33
Net assets, beginning	33	—
Net assets, ending	$65	$33

Units sold	24	21
Units redeemed	—	—
Net increase (decrease)	24	21
Units outstanding, beginning	21	—
Units outstanding, ending	45	21

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$66
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1)
$65

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	1.25%	-7.1%
12/31/2010	1.54	0	0	1.25%	18.3%
12/31/2009	1.30	0	0	1.25%	30.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	0	$0	1.00%	-6.8%
12/31/2010	1.54	0	0	1.00%	18.6%
12/31/2009	1.30	0	0	1.00%	30.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	0	$0	0.75%	-6.6%
12/31/2010	1.55	0	0	0.75%	18.9%
12/31/2009	1.30	0	0	0.75%	30.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.46	0	$0	0.50%	-6.4%
12/31/2010	1.56	0	0	0.50%	19.2%
12/31/2009	1.31	0	0	0.50%	30.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.47	0	$0	0.25%	-6.1%
12/31/2010	1.56	0	0	0.25%	19.5%
12/31/2009	1.31	0	0	0.25%	30.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.48	0	$0	0.00%	-5.9%
12/31/2010	1.57	0	0	0.00%	19.8%
12/31/2009	1.31	0	0	0.00%	31.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

DWS Dreman Small Cap Value Fund - A Class - 23338F820

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$313,964	$342,392	9,736
Receivables: investments sold	910
Payables: investments purchased	—
Net assets	$314,874

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$252,395	185,312	$1.36
Band 100	—	—	1.37
Band 75	—	—	1.38
Band 50	—	—	1.39
Band 25	—	—	1.40
Band 0	62,479	44,371	1.41
Total	$314,874	229,683

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$3,389
Mortality & expense charges	(2,902)
Net investment income (loss)	487

Gain (loss) on investments:
Net realized gain (loss)	10,027
Realized gain distributions	2,818
Net change in unrealized appreciation (depreciation)	(56,132)
Net gain (loss)	(43,287)

Increase (decrease) in net assets from operations	$(42,800)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$487	$(731)
Net realized gain (loss)	10,027	6,611
Realized gain distributions	2,818	—
Net change in unrealized appreciation (depreciation)	(56,132)	22,138

Increase (decrease) in net assets from operations	(42,800)	28,018

Contract owner transactions:
Proceeds from units sold	250,516	137,836
Cost of units redeemed	(67,853)	(71,278)
Account charges	(921)	(488)
Increase (decrease)	181,742	66,070
Net increase (decrease)	138,942	94,088
Net assets, beginning	175,932	81,844
Net assets, ending	$314,874	$175,932

Units sold	164,413	106,259
Units redeemed	(49,023)	(54,664)
Net increase (decrease)	115,390	51,595
Units outstanding, beginning	114,293	62,698
Units outstanding, ending	229,683	114,293

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$467,530
Cost of units redeemed/account charges	(143,557)
Net investment income (loss)	(317)
Net realized gain (loss)	16,828
Realized gain distributions	2,818
Net change in unrealized appreciation (depreciation)	(28,428)
$314,874

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	185	$252	1.25%	-11.4%
12/31/2010	1.54	108	166	1.25%	17.8%
12/31/2009	1.31	63	82	1.25%	30.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	1.00%	-11.2%
12/31/2010	1.54	0	0	1.00%	18.1%
12/31/2009	1.31	0	0	1.00%	30.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.75%	-11.0%
12/31/2010	1.55	0	0	0.75%	18.4%
12/31/2009	1.31	0	0	0.75%	31.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.50%	-10.8%
12/31/2010	1.56	0	0	0.50%	18.7%
12/31/2009	1.31	0	0	0.50%	31.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.25%	-10.5%
12/31/2010	1.56	0	0	0.25%	19.0%
12/31/2009	1.31	0	0	0.25%	31.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	44	$62	0.00%	-10.3%
12/31/2010	1.57	6	10	0.00%	19.3%
12/31/2009	1.32	0	0	0.00%	31.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	0.6%
2009	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

DWS Dreman Small Cap Value Fund - S Class - 23338F762

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$50,403	$51,935	1,550
Receivables: investments sold	89
Payables: investments purchased	—
Net assets	$50,492

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$50,492	36,903	$1.37
Band 100	—	—	1.38
Band 75	—	—	1.39
Band 50	—	—	1.40
Band 25	—	—	1.41
Band 0	—	—	1.41
Total	$50,492	36,903

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$815
Mortality & expense charges	(765)
Net investment income (loss)	50

Gain (loss) on investments:
Net realized gain (loss)	3,747
Realized gain distributions	446
Net change in unrealized appreciation (depreciation)	(10,866)
Net gain (loss)	(6,673)

Increase (decrease) in net assets from operations	$(6,623)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$50	$(69)
Net realized gain (loss)	3,747	292
Realized gain distributions	446	—
Net change in unrealized appreciation (depreciation)	(10,866)	7,703

Increase (decrease) in net assets from operations	(6,623)	7,926

Contract owner transactions:
Proceeds from units sold	12,825	39,499
Cost of units redeemed	(18,424)	(2,596)
Account charges	(33)	—
Increase (decrease)	(5,632)	36,903
Net increase (decrease)	(12,255)	44,829
Net assets, beginning	62,747	17,918
Net assets, ending	$50,492	$62,747

Units sold	8,638	28,976
Units redeemed	(12,409)	(2,012)
Net increase (decrease)	(3,771)	26,964
Units outstanding, beginning	40,674	13,710
Units outstanding, ending	36,903	40,674

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$68,916
Cost of units redeemed/account charges	(21,410)
Net investment income (loss)	(9)
Net realized gain (loss)	4,081
Realized gain distributions	446
Net change in unrealized appreciation (depreciation)	(1,532)
$50,492

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	37	$50	1.25%	-11.3%
12/31/2010	1.54	41	63	1.25%	18.0%
12/31/2009	1.31	14	18	1.25%	30.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	1.00%	-11.1%
12/31/2010	1.55	0	0	1.00%	18.3%
12/31/2009	1.31	0	0	1.00%	30.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.75%	-10.9%
12/31/2010	1.56	0	0	0.75%	18.6%
12/31/2009	1.31	0	0	0.75%	31.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.50%	-10.6%
12/31/2010	1.56	0	0	0.50%	18.9%
12/31/2009	1.31	0	0	0.50%	31.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.25%	-10.4%
12/31/2010	1.57	0	0	0.25%	19.2%
12/31/2009	1.32	0	0	0.25%	31.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.00%	-10.2%
12/31/2010	1.58	0	0	0.00%	19.5%
12/31/2009	1.32	0	0	0.00%	31.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	1.0%
2009	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

DWS Large Cap Value - A Class - 23338F101

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$216,384	$212,095	12,663
Receivables: investments sold	154
Payables: investments purchased	—
Net assets	$216,538

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$216,538	194,845	$1.11
Band 100	—	—	1.12
Band 75	—	—	1.12
Band 50	—	—	1.12
Band 25	—	—	1.13
Band 0	—	—	1.13
Total	$216,538	194,845

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,723
Mortality & expense charges	(1,542)
Net investment income (loss)	1,181

Gain (loss) on investments:
Net realized gain (loss)	2,645
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	1,938
Net gain (loss)	4,583

Increase (decrease) in net assets from operations	$5,764

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,181	$138
Net realized gain (loss)	2,645	(22)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	1,938	2,351

Increase (decrease) in net assets from operations	5,764	2,467

Contract owner transactions:
Proceeds from units sold	353,404	76,910
Cost of units redeemed	(218,424)	(3,344)
Account charges	(198)	(41)
Increase (decrease)	134,782	73,525
Net increase (decrease)	140,546	75,992
Net assets, beginning	75,992	—
Net assets, ending	$216,538	$75,992

Units sold	333,764	70,452
Units redeemed	(206,201)	(3,170)
Net increase (decrease)	127,563	67,282
Units outstanding, beginning	67,282	—
Units outstanding, ending	194,845	67,282

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$430,314
Cost of units redeemed/account charges	(222,007)
Net investment income (loss)	1,319
Net realized gain (loss)	2,623
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	4,289
$216,538

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	195	$217	1.25%	-1.6%
12/31/2010	1.13	67	76	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	1.00%	-1.4%
12/31/2010	1.13	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	0.75%	-1.1%
12/31/2010	1.13	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	0.50%	-0.9%
12/31/2010	1.13	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.25%	-0.6%
12/31/2010	1.14	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.00%	-0.4%
12/31/2010	1.14	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.9%
2010	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

DWS Large Cap Value - S Class - 23338F606 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.12
Band 100	—	—	1.12
Band 75	—	—	1.13
Band 50	—	—	1.13
Band 25	—	—	1.14
Band 0	—	—	1.14
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	1.25%	-1.3%
12/31/2010	1.13	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	1.00%	-1.0%
12/31/2010	1.13	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.75%	-0.8%
12/31/2010	1.14	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.50%	-0.6%
12/31/2010	1.14	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	0.25%	-0.3%
12/31/2010	1.14	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	0.00%	-0.1%
12/31/2010	1.14	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

DWS RREEF Real Estate Securities - A Class - 23337G167

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$211,935	$202,845	11,103
Receivables: investments sold	—
Payables: investments purchased	(857)
Net assets	$211,078

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$9,505	9,538	$1.00
Band 100	—	—	1.00
Band 75	—	—	1.00
Band 50	—	—	1.00
Band 25	—	—	1.00
Band 0	201,573	200,962	1.00
Total	$211,078	210,500

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$839
Mortality & expense charges	(31)
Net investment income (loss)	808

Gain (loss) on investments:
Net realized gain (loss)	20
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	9,090
Net gain (loss)	9,110

Increase (decrease) in net assets from operations	$9,918

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$808	$—
Net realized gain (loss)	20	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	9,090	—

Increase (decrease) in net assets from operations	9,918	—

Contract owner transactions:
Proceeds from units sold	202,261	—
Cost of units redeemed	(1,098)	—
Account charges	(3)	—
Increase (decrease)	201,160	—
Net increase (decrease)	211,078	—
Net assets, beginning	—	—
Net assets, ending	$211,078	$—

Units sold	211,863	—
Units redeemed	(1,363)	—
Net increase (decrease)	210,500	—
Units outstanding, beginning	—	—
Units outstanding, ending	210,500	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$202,261
Cost of units redeemed/account charges	(1,101)
Net investment income (loss)	808
Net realized gain (loss)	20
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	9,090
$211,078

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	10	$10	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	201	$202	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

DWS RREEF Real Estate Securities - S Class - 23337G217

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$308,626	$303,114	16,175
Receivables: investments sold	161
Payables: investments purchased	—
Net assets	$308,787

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$308,787	309,548	$1.00
Band 100	—	—	1.00
Band 75	—	—	1.00
Band 50	—	—	1.00
Band 25	—	—	1.00
Band 0	—	—	1.00
Total	$308,787	309,548

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,217
Mortality & expense charges	(488)
Net investment income (loss)	729

Gain (loss) on investments:
Net realized gain (loss)	(20)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	5,512
Net gain (loss)	5,492

Increase (decrease) in net assets from operations	$6,221

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$729	$—
Net realized gain (loss)	(20)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	5,512	—

Increase (decrease) in net assets from operations	6,221	—

Contract owner transactions:
Proceeds from units sold	523,440	—
Cost of units redeemed	(220,874)	—
Account charges	—	—
Increase (decrease)	302,566	—
Net increase (decrease)	308,787	—
Net assets, beginning	—	—
Net assets, ending	$308,787	$—

Units sold	535,829	—
Units redeemed	(226,281)	—
Net increase (decrease)	309,548	—
Units outstanding, beginning	—	—
Units outstanding, ending	309,548	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$523,440
Cost of units redeemed/account charges	(220,874)
Net investment income (loss)	729
Net realized gain (loss)	(20)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	5,512
$308,787

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	310	$309	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

DWS Strategic Government Securities - A Class - 23338C108

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$12,551	$12,523	1,395
Receivables: investments sold	8
Payables: investments purchased	—
Net assets	$12,559

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$12,559	12,247	$1.03
Band 100	—	—	1.03
Band 75	—	—	1.03
Band 50	—	—	1.03
Band 25	—	—	1.03
Band 0	—	—	1.03
Total	$12,559	12,247

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(3)
Net investment income (loss)	(3)

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	28
Net gain (loss)	28

Increase (decrease) in net assets from operations	$25

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3)	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	28	—

Increase (decrease) in net assets from operations	25	—

Contract owner transactions:
Proceeds from units sold	12,534	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	12,534	—
Net increase (decrease)	12,559	—
Net assets, beginning	—	—
Net assets, ending	$12,559	$—

Units sold	12,247	—
Units redeemed	—	—
Net increase (decrease)	12,247	—
Units outstanding, beginning	—	—
Units outstanding, ending	12,247	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$12,534
Cost of units redeemed/account charges	—
Net investment income (loss)	(3)
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	28
$12,559

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	12	$13	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

DWS Strategic Government Securities - S Class - 23338C405

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$135,092	$134,655	15,018
Receivables: investments sold	74
Payables: investments purchased	—
Net assets	$135,166

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$135,166	131,711	$1.03
Band 100	—	—	1.03
Band 75	—	—	1.03
Band 50	—	—	1.03
Band 25	—	—	1.03
Band 0	—	—	1.03
Total	$135,166	131,711

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$989
Mortality & expense charges	(257)
Net investment income (loss)	732

Gain (loss) on investments:
Net realized gain (loss)	1
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	437
Net gain (loss)	438

Increase (decrease) in net assets from operations	$1,170

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$732	$—
Net realized gain (loss)	1	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	437	—

Increase (decrease) in net assets from operations	1,170	—

Contract owner transactions:
Proceeds from units sold	255,508	—
Cost of units redeemed	(121,512)	—
Account charges	—	—
Increase (decrease)	133,996	—
Net increase (decrease)	135,166	—
Net assets, beginning	—	—
Net assets, ending	$135,166	$—

Units sold	251,032	—
Units redeemed	(119,321)	—
Net increase (decrease)	131,711	—
Units outstanding, beginning	—	—
Units outstanding, ending	131,711	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$255,508
Cost of units redeemed/account charges	(121,512)
Net investment income (loss)	732
Net realized gain (loss)	1
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	437
$135,166

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	132	$135	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Diversified International Fund - T Class - 315920694

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$103,832	$151,945	7,657
Receivables: investments sold	—
Payables: investments purchased	(3)
Net assets	$103,829

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$103,829	66,949	$1.55
Band 100	—	—	1.58
Band 75	—	—	1.62
Band 50	—	—	1.65
Band 25	—	—	1.68
Band 0	—	—	1.75
Total	$103,829	66,949

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,032
Mortality & expense charges	(1,533)
Net investment income (loss)	(501)

Gain (loss) on investments:
Net realized gain (loss)	(3,954)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(12,854)
Net gain (loss)	(16,808)

Increase (decrease) in net assets from operations	$(17,309)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(501)	$(178)
Net realized gain (loss)	(3,954)	(1,716)
Realized gain distributions	—	318
Net change in unrealized appreciation (depreciation)	(12,854)	12,934

Increase (decrease) in net assets from operations	(17,309)	11,358

Contract owner transactions:
Proceeds from units sold	(2)	—
Cost of units redeemed	(29,725)	(5,044)
Account charges	—	(5)
Increase (decrease)	(29,727)	(5,049)
Net increase (decrease)	(47,036)	6,309
Net assets, beginning	150,865	144,556
Net assets, ending	$103,829	$150,865

Units sold	4	—
Units redeemed	(15,738)	(3,066)
Net increase (decrease)	(15,734)	(3,066)
Units outstanding, beginning	82,683	85,749
Units outstanding, ending	66,949	82,683

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$722,789
Cost of units redeemed/account charges	(750,635)
Net investment income (loss)	(7,851)
Net realized gain (loss)	100,113
Realized gain distributions	87,526
Net change in unrealized appreciation (depreciation)	(48,113)
$103,829

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.55	67	$104	1.25%	-15.0%
12/31/2010	1.82	83	151	1.25%	8.2%
12/31/2009	1.69	86	145	1.25%	21.3%
12/31/2008	1.39	107	149	1.25%	-42.6%
12/31/2007	2.42	121	292	1.25%	8.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.58	0	$0	1.00%	-14.8%
12/31/2010	1.86	0	0	1.00%	8.5%
12/31/2009	1.71	0	0	1.00%	21.6%
12/31/2008	1.41	0	0	1.00%	-42.5%
12/31/2007	2.45	0	0	1.00%	8.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.62	0	$0	0.75%	-14.6%
12/31/2010	1.89	0	0	0.75%	8.8%
12/31/2009	1.74	0	0	0.75%	21.9%
12/31/2008	1.43	0	0	0.75%	-42.3%
12/31/2007	2.47	0	0	0.75%	8.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.65	0	$0	0.50%	-14.4%
12/31/2010	1.93	0	0	0.50%	9.0%
12/31/2009	1.77	0	0	0.50%	22.3%
12/31/2008	1.45	0	0	0.50%	-42.2%
12/31/2007	2.50	0	0	0.50%	8.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.68	0	$0	0.25%	-14.1%
12/31/2010	1.96	0	0	0.25%	9.3%
12/31/2009	1.79	0	0	0.25%	22.6%
12/31/2008	1.46	0	0	0.25%	-42.0%
12/31/2007	2.53	0	0	0.25%	9.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.75	0	$0	0.00%	-13.9%
12/31/2010	2.03	0	0	0.00%	9.6%
12/31/2009	1.85	0	0	0.00%	22.9%
12/31/2008	1.51	0	0	0.00%	-41.9%
12/31/2007	2.60	0	0	0.00%	9.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.8%
2010	1.0%
2009	1.2%
2008	2.1%
2007	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Dividend Growth - T Class - 315805630

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$561,716	$549,271	49,303
Receivables: investments sold	—
Payables: investments purchased	(150)
Net assets	$561,566

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$559,252	442,190	$1.26
Band 100	2,314	1,792	1.29
Band 75	—	—	1.32
Band 50	—	—	1.35
Band 25	—	—	1.37
Band 0	—	—	1.42
Total	$561,566	443,982

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(6,722)
Net investment income (loss)	(6,722)

Gain (loss) on investments:
Net realized gain (loss)	52,990
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(107,170)
Net gain (loss)	(54,180)

Increase (decrease) in net assets from operations	$(60,902)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,722)	$(6,062)
Net realized gain (loss)	52,990	10,922
Realized gain distributions	—	2,035
Net change in unrealized appreciation (depreciation)	(107,170)	65,099

Increase (decrease) in net assets from operations	(60,902)	71,994

Contract owner transactions:
Proceeds from units sold	318,861	101,474
Cost of units redeemed	(168,348)	(258,291)
Account charges	(147)	(1,133)
Increase (decrease)	150,366	(157,950)
Net increase (decrease)	89,464	(85,956)
Net assets, beginning	472,102	558,058
Net assets, ending	$561,566	$472,102

Units sold	236,428	85,698
Units redeemed	(127,825)	(223,826)
Net increase (decrease)	108,603	(138,128)
Units outstanding, beginning	335,379	473,507
Units outstanding, ending	443,982	335,379

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,534,790
Cost of units redeemed/account charges	(986,849)
Net investment income (loss)	(25,212)
Net realized gain (loss)	(16,975)
Realized gain distributions	43,367
Net change in unrealized appreciation (depreciation)	12,445
$561,566

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.26	442	$559	1.25%	-10.2%
12/31/2010	1.41	335	472	1.25%	19.5%
12/31/2009	1.18	465	548	1.25%	51.0%
12/31/2008	0.78	293	229	1.25%	-44.8%
12/31/2007	1.41	301	425	1.25%	-1.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	2	$2	1.00%	-9.9%
12/31/2010	1.43	0	0	1.00%	19.8%
12/31/2009	1.20	9	10	1.00%	51.4%
12/31/2008	0.79	7	5	1.00%	-44.7%
12/31/2007	1.43	1	1	1.00%	-0.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	0.75%	-9.7%
12/31/2010	1.46	0	0	0.75%	20.1%
12/31/2009	1.22	0	0	0.75%	51.8%
12/31/2008	0.80	0	0	0.75%	-44.5%
12/31/2007	1.44	0	0	0.75%	-0.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	0.50%	-9.5%
12/31/2010	1.49	0	0	0.50%	20.4%
12/31/2009	1.23	0	0	0.50%	52.1%
12/31/2008	0.81	0	0	0.50%	-44.4%
12/31/2007	1.46	0	0	0.50%	-0.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	0.25%	-9.3%
12/31/2010	1.51	0	0	0.25%	20.7%
12/31/2009	1.25	0	0	0.25%	52.5%
12/31/2008	0.82	0	0	0.25%	-44.3%
12/31/2007	1.48	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.00%	-9.0%
12/31/2010	1.57	0	0	0.00%	21.0%
12/31/2009	1.29	0	0	0.00%	52.9%
12/31/2008	0.85	0	0	0.00%	-44.1%
12/31/2007	1.51	0	0	0.00%	0.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	1.0%
2007	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Equity Growth Fund - T Class - 315805200

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,451,090	$1,327,435	26,370
Receivables: investments sold	—
Payables: investments purchased	(36,574)
Net assets	$1,414,516

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$592,520	512,896	$1.16
Band 100	—	—	1.18
Band 75	—	—	1.20
Band 50	821,996	671,968	1.22
Band 25	—	—	1.25
Band 0	—	—	1.27
Total	$1,414,516	1,184,864

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(12,158)
Net investment income (loss)	(12,158)

Gain (loss) on investments:
Net realized gain (loss)	3,694
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(11,240)
Net gain (loss)	(7,546)

Increase (decrease) in net assets from operations	$(19,704)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,158)	$(10,072)
Net realized gain (loss)	3,694	(11,042)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(11,240)	277,655

Increase (decrease) in net assets from operations	(19,704)	256,541

Contract owner transactions:
Proceeds from units sold	188,404	234,430
Cost of units redeemed	(196,550)	(110,119)
Account charges	(271)	(307)
Increase (decrease)	(8,417)	124,004
Net increase (decrease)	(28,121)	380,545
Net assets, beginning	1,442,637	1,062,092
Net assets, ending	$1,414,516	$1,442,637

Units sold	164,466	273,006
Units redeemed	(175,861)	(155,539)
Net increase (decrease)	(11,395)	117,467
Units outstanding, beginning	1,196,259	1,078,792
Units outstanding, ending	1,184,864	1,196,259

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,193,016
Cost of units redeemed/account charges	(867,073)
Net investment income (loss)	(43,144)
Net realized gain (loss)	8,062
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	123,655
$1,414,516

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	513	$593	1.25%	-1.5%
12/31/2010	1.17	524	614	1.25%	21.8%
12/31/2009	0.96	502	483	1.25%	26.1%
12/31/2008	0.76	340	260	1.25%	-47.7%
12/31/2007	1.46	227	331	1.25%	24.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	1.00%	-1.2%
12/31/2010	1.19	0	0	1.00%	22.1%
12/31/2009	0.98	0	0	1.00%	26.4%
12/31/2008	0.77	0	0	1.00%	-47.6%
12/31/2007	1.47	0	0	1.00%	24.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.75%	-1.0%
12/31/2010	1.21	0	0	0.75%	22.4%
12/31/2009	0.99	0	0	0.75%	26.7%
12/31/2008	0.78	0	0	0.75%	-47.4%
12/31/2007	1.49	0	0	0.75%	25.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	672	$822	0.50%	-0.7%
12/31/2010	1.23	672	828	0.50%	22.7%
12/31/2009	1.00	577	579	0.50%	27.0%
12/31/2008	0.79	516	408	0.50%	-47.3%
12/31/2007	1.50	488	733	0.50%	25.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	0	$0	0.25%	-0.5%
12/31/2010	1.25	0	0	0.25%	23.1%
12/31/2009	1.02	0	0	0.25%	27.3%
12/31/2008	0.80	0	0	0.25%	-47.2%
12/31/2007	1.51	0	0	0.25%	25.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	0.00%	-0.2%
12/31/2010	1.27	0	0	0.00%	23.4%
12/31/2009	1.03	0	0	0.00%	27.7%
12/31/2008	0.81	0	0	0.00%	-47.0%
12/31/2007	1.53	0	0	0.00%	26.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Equity Income Fund - T Class - 315808204

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,116,652	$1,086,643	48,884
Receivables: investments sold	—
Payables: investments purchased	(626)
Net assets	$1,116,026

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$555,798	400,737	$1.39
Band 100	—	—	1.42
Band 75	—	—	1.45
Band 50	507,639	344,040	1.48
Band 25	—	—	1.51
Band 0	52,589	33,784	1.56
Total	$1,116,026	778,561

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$20,402
Mortality & expense charges	(9,597)
Net investment income (loss)	10,805

Gain (loss) on investments:
Net realized gain (loss)	(61,622)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	46,888
Net gain (loss)	(14,734)

Increase (decrease) in net assets from operations	$(3,929)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,805	$2,956
Net realized gain (loss)	(61,622)	(29,850)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	46,888	161,491

Increase (decrease) in net assets from operations	(3,929)	134,597

Contract owner transactions:
Proceeds from units sold	142,873	267,108
Cost of units redeemed	(242,561)	(100,107)
Account charges	(588)	(612)
Increase (decrease)	(100,276)	166,389
Net increase (decrease)	(104,205)	300,986
Net assets, beginning	1,220,231	919,245
Net assets, ending	$1,116,026	$1,220,231

Units sold	98,215	215,074
Units redeemed	(168,871)	(82,720)
Net increase (decrease)	(70,656)	132,354
Units outstanding, beginning	849,217	716,863
Units outstanding, ending	778,561	849,217

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,801,584
Cost of units redeemed/account charges	(696,563)
Net investment income (loss)	22,761
Net realized gain (loss)	(153,914)
Realized gain distributions	112,149
Net change in unrealized appreciation (depreciation)	30,009
$1,116,026

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	401	$556	1.25%	-1.0%
12/31/2010	1.40	491	688	1.25%	11.7%
12/31/2009	1.25	406	509	1.25%	22.7%
12/31/2008	1.02	333	340	1.25%	-41.5%
12/31/2007	1.75	265	463	1.25%	2.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	1.00%	-0.8%
12/31/2010	1.43	0	0	1.00%	12.0%
12/31/2009	1.27	0	0	1.00%	23.0%
12/31/2008	1.04	0	0	1.00%	-41.3%
12/31/2007	1.77	0	0	1.00%	2.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	0	$0	0.75%	-0.5%
12/31/2010	1.45	0	0	0.75%	12.3%
12/31/2009	1.29	0	0	0.75%	23.3%
12/31/2008	1.05	0	0	0.75%	-41.2%
12/31/2007	1.78	0	0	0.75%	2.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.48	344	$508	0.50%	-0.3%
12/31/2010	1.48	330	488	0.50%	12.6%
12/31/2009	1.31	288	379	0.50%	23.7%
12/31/2008	1.06	267	284	0.50%	-41.1%
12/31/2007	1.80	211	381	0.50%	2.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.51	0	$0	0.25%	0.0%
12/31/2010	1.51	0	0	0.25%	12.8%
12/31/2009	1.34	0	0	0.25%	24.0%
12/31/2008	1.08	0	0	0.25%	-40.9%
12/31/2007	1.82	0	0	0.25%	3.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.56	34	$53	0.00%	0.2%
12/31/2010	1.55	29	44	0.00%	13.1%
12/31/2009	1.37	23	31	0.00%	24.3%
12/31/2008	1.10	15	17	0.00%	-40.8%
12/31/2007	1.87	11	21	0.00%	3.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.7%
2010	1.2%
2009	1.4%
2008	1.3%
2007	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom 2010 Fund - A Class - 315792705

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,806,245	$1,689,409	161,862
Receivables: investments sold	1,762
Payables: investments purchased	—
Net assets	$1,808,007

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,808,007	1,821,914	$0.99
Band 100	—	—	1.00
Band 75	—	—	1.02
Band 50	—	—	1.03
Band 25	—	—	1.04
Band 0	—	—	1.05
Total	$1,808,007	1,821,914

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$26,105
Mortality & expense charges	(20,086)
Net investment income (loss)	6,019

Gain (loss) on investments:
Net realized gain (loss)	29,252
Realized gain distributions	24,005
Net change in unrealized appreciation (depreciation)	(98,119)
Net gain (loss)	(44,862)

Increase (decrease) in net assets from operations	$(38,843)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,019	$1,855
Net realized gain (loss)	29,252	108,666
Realized gain distributions	24,005	12,333
Net change in unrealized appreciation (depreciation)	(98,119)	8,345

Increase (decrease) in net assets from operations	(38,843)	131,199

Contract owner transactions:
Proceeds from units sold	639,388	264,055
Cost of units redeemed	(108,395)	(606,538)
Account charges	(98)	(241)
Increase (decrease)	530,895	(342,724)
Net increase (decrease)	492,052	(211,525)
Net assets, beginning	1,315,955	1,527,480
Net assets, ending	$1,808,007	$1,315,955

Units sold	652,512	340,356
Units redeemed	(134,818)	(713,605)
Net increase (decrease)	517,694	(373,249)
Units outstanding, beginning	1,304,220	1,677,469
Units outstanding, ending	1,821,914	1,304,220

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,631,061
Cost of units redeemed/account charges	(1,891,778)
Net investment income (loss)	63,223
Net realized gain (loss)	(198,772)
Realized gain distributions	87,437
Net change in unrealized appreciation (depreciation)	116,836
$1,808,007

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	1,822	$1,808	1.25%	-1.6%
12/31/2010	1.01	1,304	1,316	1.25%	10.8%
12/31/2009	0.91	1,677	1,527	1.25%	24.1%
12/31/2008	0.73	2,210	1,622	1.25%	-27.5%
12/31/2007	1.01	743	752	1.25%	1.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	1.00%	-1.4%
12/31/2010	1.02	0	0	1.00%	11.1%
12/31/2009	0.92	0	0	1.00%	24.4%
12/31/2008	0.74	0	0	1.00%	-27.3%
12/31/2007	1.01	0	0	1.00%	1.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	-1.2%
12/31/2010	1.03	0	0	0.75%	11.4%
12/31/2009	0.92	0	0	0.75%	24.7%
12/31/2008	0.74	0	0	0.75%	-27.2%
12/31/2007	1.02	0	0	0.75%	1.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.50%	-0.9%
12/31/2010	1.04	0	0	0.50%	11.6%
12/31/2009	0.93	0	0	0.50%	25.0%
12/31/2008	0.74	0	0	0.50%	-27.0%
12/31/2007	1.02	0	0	0.50%	1.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.25%	-0.7%
12/31/2010	1.05	0	0	0.25%	11.9%
12/31/2009	0.93	0	0	0.25%	25.3%
12/31/2008	0.75	0	0	0.25%	-26.8%
12/31/2007	1.02	0	0	0.25%	1.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.00%	-0.4%
12/31/2010	1.06	0	0	0.00%	12.2%
12/31/2009	0.94	0	0	0.00%	25.6%
12/31/2008	0.75	0	0	0.00%	-26.6%
12/31/2007	1.02	0	0	0.00%	2.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.7%
2010	1.4%
2009	1.9%
2008	4.0%
2007	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom 2010 Fund - T Class - 315792879

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$8,647,843	$7,543,060	771,186
Receivables: investments sold	—
Payables: investments purchased	(49,111)
Net assets	$8,598,732

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$6,878,906	6,003,149	$1.15
Band 100	628,412	539,122	1.17
Band 75	—	—	1.19
Band 50	—	—	1.21
Band 25	—	—	1.23
Band 0	1,091,414	874,492	1.25
Total	$8,598,732	7,416,763

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$103,541
Mortality & expense charges	(92,864)
Net investment income (loss)	10,677

Gain (loss) on investments:
Net realized gain (loss)	517,175
Realized gain distributions	117,100
Net change in unrealized appreciation (depreciation)	(758,754)
Net gain (loss)	(124,479)

Increase (decrease) in net assets from operations	$(113,802)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,677	$10,057
Net realized gain (loss)	517,175	(69,062)
Realized gain distributions	117,100	78,592
Net change in unrealized appreciation (depreciation)	(758,754)	858,030

Increase (decrease) in net assets from operations	(113,802)	877,617

Contract owner transactions:
Proceeds from units sold	1,682,149	1,435,653
Cost of units redeemed	(2,025,580)	(1,672,274)
Account charges	(3,931)	(6,301)
Increase (decrease)	(347,362)	(242,922)
Net increase (decrease)	(461,164)	634,695
Net assets, beginning	9,059,896	8,425,201
Net assets, ending	$8,598,732	$9,059,896

Units sold	2,166,322	1,598,270
Units redeemed	(2,429,698)	(1,836,537)
Net increase (decrease)	(263,376)	(238,267)
Units outstanding, beginning	7,680,139	7,918,406
Units outstanding, ending	7,416,763	7,680,139

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$16,662,557
Cost of units redeemed/account charges	(8,969,713)
Net investment income (loss)	217,851
Net realized gain (loss)	(826,813)
Realized gain distributions	410,067
Net change in unrealized appreciation (depreciation)	1,104,783
$8,598,732

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	6,003	$6,879	1.25%	-1.8%
12/31/2010	1.17	6,149	7,178	1.25%	10.6%
12/31/2009	1.06	6,464	6,822	1.25%	23.6%
12/31/2008	0.85	4,472	3,819	1.25%	-27.7%
12/31/2007	1.18	2,560	3,024	1.25%	5.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	539	$628	1.00%	-1.6%
12/31/2010	1.18	565	669	1.00%	10.9%
12/31/2009	1.07	537	574	1.00%	23.9%
12/31/2008	0.86	554	478	1.00%	-27.5%
12/31/2007	1.19	8	9	1.00%	6.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.75%	-1.3%
12/31/2010	1.20	0	0	0.75%	11.1%
12/31/2009	1.08	0	0	0.75%	24.2%
12/31/2008	0.87	0	0	0.75%	-27.3%
12/31/2007	1.20	0	0	0.75%	6.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	0.50%	-1.1%
12/31/2010	1.22	0	0	0.50%	11.4%
12/31/2009	1.09	0	0	0.50%	24.5%
12/31/2008	0.88	0	0	0.50%	-27.2%
12/31/2007	1.21	0	0	0.50%	6.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.23	0	$0	0.25%	-0.8%
12/31/2010	1.24	0	0	0.25%	11.7%
12/31/2009	1.11	0	0	0.25%	24.9%
12/31/2008	0.89	0	0	0.25%	-27.0%
12/31/2007	1.22	0	0	0.25%	6.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	874	$1,091	0.00%	-0.6%
12/31/2010	1.26	966	1,213	0.00%	12.0%
12/31/2009	1.12	918	1,029	0.00%	25.2%
12/31/2008	0.90	504	451	0.00%	-26.8%
12/31/2007	1.22	225	275	0.00%	7.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.2%
2010	1.2%
2009	2.2%
2008	3.0%
2007	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom 2015 Fund - A Class - 315792580

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,708,908	$3,455,805	334,235
Receivables: investments sold	4,451
Payables: investments purchased	—
Net assets	$3,713,359

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$3,713,359	3,817,018	$0.97
Band 100	—	—	0.98
Band 75	—	—	1.00
Band 50	—	—	1.01
Band 25	—	—	1.02
Band 0	—	—	1.03
Total	$3,713,359	3,817,018

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$54,808
Mortality & expense charges	(46,003)
Net investment income (loss)	8,805

Gain (loss) on investments:
Net realized gain (loss)	114,162
Realized gain distributions	50,225
Net change in unrealized appreciation (depreciation)	(254,046)
Net gain (loss)	(89,659)

Increase (decrease) in net assets from operations	$(80,854)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,805	$9,868
Net realized gain (loss)	114,162	105,333
Realized gain distributions	50,225	28,300
Net change in unrealized appreciation (depreciation)	(254,046)	178,230

Increase (decrease) in net assets from operations	(80,854)	321,731

Contract owner transactions:
Proceeds from units sold	862,987	1,135,082
Cost of units redeemed	(467,266)	(435,405)
Account charges	(254)	(269)
Increase (decrease)	395,467	699,408
Net increase (decrease)	314,613	1,021,139
Net assets, beginning	3,398,746	2,377,607
Net assets, ending	$3,713,359	$3,398,746

Units sold	937,753	1,405,606
Units redeemed	(553,150)	(638,738)
Net increase (decrease)	384,603	766,868
Units outstanding, beginning	3,432,415	2,665,547
Units outstanding, ending	3,817,018	3,432,415

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$4,475,726
Cost of units redeemed/account charges	(1,371,468)
Net investment income (loss)	67,206
Net realized gain (loss)	183,078
Realized gain distributions	105,714
Net change in unrealized appreciation (depreciation)	253,103
$3,713,359

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	3,817	$3,713	1.25%	-1.8%
12/31/2010	0.99	3,432	3,399	1.25%	11.0%
12/31/2009	0.89	2,666	2,378	1.25%	24.7%
12/31/2008	0.72	1,782	1,275	1.25%	-29.3%
12/31/2007	1.01	85	86	1.25%	1.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	1.00%	-1.5%
12/31/2010	1.00	0	0	1.00%	11.3%
12/31/2009	0.90	0	0	1.00%	25.0%
12/31/2008	0.72	0	0	1.00%	-29.1%
12/31/2007	1.01	0	0	1.00%	1.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.75%	-1.3%
12/31/2010	1.01	0	0	0.75%	11.6%
12/31/2009	0.90	0	0	0.75%	25.3%
12/31/2008	0.72	0	0	0.75%	-28.9%
12/31/2007	1.01	0	0	0.75%	1.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.50%	-1.0%
12/31/2010	1.02	0	0	0.50%	11.8%
12/31/2009	0.91	0	0	0.50%	25.6%
12/31/2008	0.72	0	0	0.50%	-28.7%
12/31/2007	1.02	0	0	0.50%	1.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	-0.8%
12/31/2010	1.03	0	0	0.25%	12.1%
12/31/2009	0.92	0	0	0.25%	26.0%
12/31/2008	0.73	0	0	0.25%	-28.6%
12/31/2007	1.02	0	0	0.25%	1.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.00%	-0.5%
12/31/2010	1.04	0	0	0.00%	12.4%
12/31/2009	0.92	0	0	0.00%	26.3%
12/31/2008	0.73	0	0	0.00%	-28.4%
12/31/2007	1.02	0	0	0.00%	1.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.5%
2010	1.6%
2009	2.2%
2008	4.7%
2007	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom 2015 Fund - T Class - 315792556

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$17,161,442	$14,873,863	1,549,970
Receivables: investments sold	43,225
Payables: investments purchased	—
Net assets	$17,204,667

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$16,271,850	14,122,945	$1.15
Band 100	—	—	1.17
Band 75	—	—	1.19
Band 50	35,042	28,895	1.21
Band 25	—	—	1.23
Band 0	897,775	715,419	1.25
Total	$17,204,667	14,867,259

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$207,764
Mortality & expense charges	(204,620)
Net investment income (loss)	3,144

Gain (loss) on investments:
Net realized gain (loss)	851,785
Realized gain distributions	231,840
Net change in unrealized appreciation (depreciation)	(1,404,532)
Net gain (loss)	(320,907)

Increase (decrease) in net assets from operations	$(317,763)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,144	$722
Net realized gain (loss)	851,785	453,326
Realized gain distributions	231,840	147,259
Net change in unrealized appreciation (depreciation)	(1,404,532)	1,086,902

Increase (decrease) in net assets from operations	(317,763)	1,688,209

Contract owner transactions:
Proceeds from units sold	3,162,362	3,267,067
Cost of units redeemed	(2,659,243)	(2,578,583)
Account charges	(9,735)	(12,176)
Increase (decrease)	493,384	676,308
Net increase (decrease)	175,621	2,364,517
Net assets, beginning	17,029,046	14,664,529
Net assets, ending	$17,204,667	$17,029,046

Units sold	4,273,968	3,308,687
Units redeemed	(3,845,614)	(2,648,329)
Net increase (decrease)	428,354	660,358
Units outstanding, beginning	14,438,905	13,778,547
Units outstanding, ending	14,867,259	14,438,905

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$23,680,734
Cost of units redeemed/account charges	(9,195,508)
Net investment income (loss)	222,177
Net realized gain (loss)	(459,693)
Realized gain distributions	669,378
Net change in unrealized appreciation (depreciation)	2,287,579
$17,204,667

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	14,123	$16,272	1.25%	-2.0%
12/31/2010	1.18	13,833	16,265	1.25%	10.7%
12/31/2009	1.06	13,249	14,068	1.25%	24.4%
12/31/2008	0.85	6,036	5,151	1.25%	-29.5%
12/31/2007	1.21	2,213	2,679	1.25%	6.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	1.00%	-1.8%
12/31/2010	1.19	22	26	1.00%	11.0%
12/31/2009	1.07	19	20	1.00%	24.7%
12/31/2008	0.86	13	11	1.00%	-29.3%
12/31/2007	1.22	12	14	1.00%	6.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.75%	-1.5%
12/31/2010	1.21	0	0	0.75%	11.3%
12/31/2009	1.09	0	0	0.75%	25.0%
12/31/2008	0.87	0	0	0.75%	-29.1%
12/31/2007	1.23	0	0	0.75%	6.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	29	$35	0.50%	-1.3%
12/31/2010	1.23	6	8	0.50%	11.6%
12/31/2009	1.10	0	0	0.50%	25.4%
12/31/2008	0.88	0	0	0.50%	-29.0%
12/31/2007	1.24	0	0	0.50%	7.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.23	0	$0	0.25%	-1.0%
12/31/2010	1.25	0	0	0.25%	11.8%
12/31/2009	1.11	0	0	0.25%	25.7%
12/31/2008	0.89	0	0	0.25%	-28.8%
12/31/2007	1.25	0	0	0.25%	7.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	715	$898	0.00%	-0.8%
12/31/2010	1.26	577	730	0.00%	12.1%
12/31/2009	1.13	511	576	0.00%	26.0%
12/31/2008	0.90	285	255	0.00%	-28.6%
12/31/2007	1.25	198	248	0.00%	7.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.2%
2010	1.2%
2009	2.3%
2008	3.3%
2007	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom 2020 Fund - A Class - 315792853

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$7,809,274	$7,522,004	680,980
Receivables: investments sold	8,384
Payables: investments purchased	—
Net assets	$7,817,658

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$7,817,658	8,467,230	$0.92
Band 100	—	—	0.93
Band 75	—	—	0.94
Band 50	—	—	0.96
Band 25	—	—	0.97
Band 0	—	—	0.98
Total	$7,817,658	8,467,230

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$117,663
Mortality & expense charges	(97,695)
Net investment income (loss)	19,968

Gain (loss) on investments:
Net realized gain (loss)	(128,112)
Realized gain distributions	115,666
Net change in unrealized appreciation (depreciation)	(235,167)
Net gain (loss)	(247,613)

Increase (decrease) in net assets from operations	$(227,645)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$19,968	$24,794
Net realized gain (loss)	(128,112)	(101,407)
Realized gain distributions	115,666	64,563
Net change in unrealized appreciation (depreciation)	(235,167)	796,397

Increase (decrease) in net assets from operations	(227,645)	784,347

Contract owner transactions:
Proceeds from units sold	1,320,652	1,762,624
Cost of units redeemed	(718,766)	(398,384)
Account charges	(1,074)	(610)
Increase (decrease)	600,812	1,363,630
Net increase (decrease)	373,167	2,147,977
Net assets, beginning	7,444,491	5,296,514
Net assets, ending	$7,817,658	$7,444,491

Units sold	1,634,945	2,159,933
Units redeemed	(1,018,458)	(585,647)
Net increase (decrease)	616,487	1,574,286
Units outstanding, beginning	7,850,743	6,276,457
Units outstanding, ending	8,467,230	7,850,743

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$9,914,822
Cost of units redeemed/account charges	(2,164,298)
Net investment income (loss)	194,836
Net realized gain (loss)	(799,371)
Realized gain distributions	384,399
Net change in unrealized appreciation (depreciation)	287,270
$7,817,658

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	8,467	$7,818	1.25%	-2.6%
12/31/2010	0.95	7,851	7,444	1.25%	12.4%
12/31/2009	0.84	6,276	5,297	1.25%	27.8%
12/31/2008	0.66	5,852	3,863	1.25%	-34.6%
12/31/2007	1.01	4,078	4,115	1.25%	0.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	1.00%	-2.4%
12/31/2010	0.96	0	0	1.00%	12.7%
12/31/2009	0.85	0	0	1.00%	28.2%
12/31/2008	0.66	0	0	1.00%	-34.4%
12/31/2007	1.01	0	0	1.00%	1.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.75%	-2.1%
12/31/2010	0.97	0	0	0.75%	12.9%
12/31/2009	0.85	0	0	0.75%	28.5%
12/31/2008	0.67	0	0	0.75%	-34.3%
12/31/2007	1.01	0	0	0.75%	1.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	0	$0	0.50%	-1.9%
12/31/2010	0.97	0	0	0.50%	13.2%
12/31/2009	0.86	0	0	0.50%	28.8%
12/31/2008	0.67	0	0	0.50%	-34.1%
12/31/2007	1.01	0	0	0.50%	1.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.25%	-1.7%
12/31/2010	0.98	0	0	0.25%	13.5%
12/31/2009	0.87	0	0	0.25%	29.1%
12/31/2008	0.67	0	0	0.25%	-33.9%
12/31/2007	1.02	0	0	0.25%	1.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.00%	-1.4%
12/31/2010	0.99	0	0	0.00%	13.8%
12/31/2009	0.87	0	0	0.00%	29.5%
12/31/2008	0.67	0	0	0.00%	-33.8%
12/31/2007	1.02	0	0	0.00%	1.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.5%
2010	1.6%
2009	1.9%
2008	2.6%
2007	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom 2020 Fund - T Class - 315792820

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$21,368,507	$18,265,256	1,870,842
Receivables: investments sold	127,476
Payables: investments purchased	—
Net assets	$21,495,983

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$16,754,703	14,968,176	$1.12
Band 100	1,069,317	939,111	1.14
Band 75	—	—	1.16
Band 50	211,812	179,774	1.18
Band 25	—	—	1.20
Band 0	3,460,151	2,838,097	1.22
Total	$21,495,983	18,925,158

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$262,137
Mortality & expense charges	(219,522)
Net investment income (loss)	42,615

Gain (loss) on investments:
Net realized gain (loss)	518,662
Realized gain distributions	315,894
Net change in unrealized appreciation (depreciation)	(1,381,011)
Net gain (loss)	(546,455)

Increase (decrease) in net assets from operations	$(503,840)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$42,615	$35,765
Net realized gain (loss)	518,662	(390,037)
Realized gain distributions	315,894	190,567
Net change in unrealized appreciation (depreciation)	(1,381,011)	2,460,490

Increase (decrease) in net assets from operations	(503,840)	2,296,785

Contract owner transactions:
Proceeds from units sold	3,556,321	4,400,815
Cost of units redeemed	(2,927,327)	(2,800,235)
Account charges	(12,313)	(16,932)
Increase (decrease)	616,681	1,583,648
Net increase (decrease)	112,841	3,880,433
Net assets, beginning	21,383,142	17,502,709
Net assets, ending	$21,495,983	$21,383,142

Units sold	5,102,130	5,189,228
Units redeemed	(4,525,214)	(3,717,850)
Net increase (decrease)	576,916	1,471,378
Units outstanding, beginning	18,348,242	16,876,864
Units outstanding, ending	18,925,158	18,348,242

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$32,131,294
Cost of units redeemed/account charges	(12,825,997)
Net investment income (loss)	362,213
Net realized gain (loss)	(2,280,204)
Realized gain distributions	1,005,426
Net change in unrealized appreciation (depreciation)	3,103,251
$21,495,983

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	14,968	$16,755	1.25%	-2.8%
12/31/2010	1.15	14,645	16,868	1.25%	12.0%
12/31/2009	1.03	13,736	14,122	1.25%	27.5%
12/31/2008	0.81	8,318	6,705	1.25%	-34.7%
12/31/2007	1.23	3,336	4,120	1.25%	6.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	939	$1,069	1.00%	-2.6%
12/31/2010	1.17	969	1,132	1.00%	12.3%
12/31/2009	1.04	945	983	1.00%	27.9%
12/31/2008	0.81	880	716	1.00%	-34.6%
12/31/2007	1.24	10	12	1.00%	7.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.75%	-2.3%
12/31/2010	1.19	0	0	0.75%	12.6%
12/31/2009	1.05	0	0	0.75%	28.2%
12/31/2008	0.82	0	0	0.75%	-34.4%
12/31/2007	1.25	0	0	0.75%	7.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	180	$212	0.50%	-2.1%
12/31/2010	1.20	150	181	0.50%	12.9%
12/31/2009	1.07	4	4	0.50%	28.5%
12/31/2008	0.83	0	0	0.50%	-34.2%
12/31/2007	1.26	0	0	0.50%	7.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.25%	-1.8%
12/31/2010	1.22	0	0	0.25%	13.2%
12/31/2009	1.08	0	0	0.25%	28.8%
12/31/2008	0.84	0	0	0.25%	-34.1%
12/31/2007	1.27	0	0	0.25%	7.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	2,838	$3,460	0.00%	-1.6%
12/31/2010	1.24	2,584	3,202	0.00%	13.4%
12/31/2009	1.09	2,192	2,394	0.00%	29.1%
12/31/2008	0.85	1,370	1,158	0.00%	-33.9%
12/31/2007	1.28	812	1,039	0.00%	8.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.2%
2010	1.2%
2009	2.0%
2008	2.9%
2007	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom 2025 Fund - A Class - 315792531

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,236,081	$3,189,791	295,975
Receivables: investments sold	4,847
Payables: investments purchased	—
Net assets	$3,240,928

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$3,240,928	3,576,781	$0.91
Band 100	—	—	0.92
Band 75	—	—	0.93
Band 50	—	—	0.94
Band 25	—	—	0.95
Band 0	—	—	0.96
Total	$3,240,928	3,576,781

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$47,924
Mortality & expense charges	(37,596)
Net investment income (loss)	10,328

Gain (loss) on investments:
Net realized gain (loss)	133,207
Realized gain distributions	50,949
Net change in unrealized appreciation (depreciation)	(323,329)
Net gain (loss)	(139,173)

Increase (decrease) in net assets from operations	$(128,845)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,328	$8,872
Net realized gain (loss)	133,207	52,781
Realized gain distributions	50,949	20,371
Net change in unrealized appreciation (depreciation)	(323,329)	206,503

Increase (decrease) in net assets from operations	(128,845)	288,527

Contract owner transactions:
Proceeds from units sold	1,276,568	1,146,294
Cost of units redeemed	(433,400)	(152,170)
Account charges	(945)	(533)
Increase (decrease)	842,223	993,591
Net increase (decrease)	713,378	1,282,118
Net assets, beginning	2,527,550	1,245,432
Net assets, ending	$3,240,928	$2,527,550

Units sold	1,531,720	1,527,595
Units redeemed	(637,228)	(342,210)
Net increase (decrease)	894,492	1,185,385
Units outstanding, beginning	2,682,289	1,496,904
Units outstanding, ending	3,576,781	2,682,289

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,948,671
Cost of units redeemed/account charges	(961,589)
Net investment income (loss)	41,759
Net realized gain (loss)	69,532
Realized gain distributions	96,265
Net change in unrealized appreciation (depreciation)	46,290
$3,240,928

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	3,577	$3,241	1.25%	-3.8%
12/31/2010	0.94	2,682	2,528	1.25%	13.3%
12/31/2009	0.83	1,497	1,245	1.25%	29.2%
12/31/2008	0.64	1,057	681	1.25%	-36.2%
12/31/2007	1.01	284	286	1.25%	0.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	1.00%	-3.6%
12/31/2010	0.95	0	0	1.00%	13.5%
12/31/2009	0.84	0	0	1.00%	29.5%
12/31/2008	0.65	0	0	1.00%	-36.0%
12/31/2007	1.01	0	0	1.00%	1.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.75%	-3.4%
12/31/2010	0.96	0	0	0.75%	13.8%
12/31/2009	0.84	0	0	0.75%	29.8%
12/31/2008	0.65	0	0	0.75%	-35.9%
12/31/2007	1.01	0	0	0.75%	1.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.50%	-3.1%
12/31/2010	0.97	0	0	0.50%	14.1%
12/31/2009	0.85	0	0	0.50%	30.2%
12/31/2008	0.65	0	0	0.50%	-35.7%
12/31/2007	1.01	0	0	0.50%	1.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	0	$0	0.25%	-2.9%
12/31/2010	0.98	0	0	0.25%	14.4%
12/31/2009	0.85	0	0	0.25%	30.5%
12/31/2008	0.65	0	0	0.25%	-35.5%
12/31/2007	1.02	0	0	0.25%	1.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	0	$0	0.00%	-2.6%
12/31/2010	0.99	0	0	0.00%	14.7%
12/31/2009	0.86	0	0	0.00%	30.8%
12/31/2008	0.66	0	0	0.00%	-35.4%
12/31/2007	1.02	0	0	0.00%	1.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.7%
2010	1.7%
2009	1.9%
2008	3.4%
2007	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom 2025 Fund - T Class - 315792499

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$14,429,242	$12,846,585	1,322,889
Receivables: investments sold	96,089
Payables: investments purchased	—
Net assets	$14,525,331

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$12,693,948	11,460,614	$1.11
Band 100	—	—	1.13
Band 75	—	—	1.15
Band 50	4,936	4,234	1.17
Band 25	—	—	1.19
Band 0	1,826,447	1,514,004	1.21
Total	$14,525,331	12,978,852

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$174,914
Mortality & expense charges	(157,994)
Net investment income (loss)	16,920

Gain (loss) on investments:
Net realized gain (loss)	977,549
Realized gain distributions	227,795
Net change in unrealized appreciation (depreciation)	(1,782,763)
Net gain (loss)	(577,419)

Increase (decrease) in net assets from operations	$(560,499)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,920	$12,969
Net realized gain (loss)	977,549	282,182
Realized gain distributions	227,795	121,978
Net change in unrealized appreciation (depreciation)	(1,782,763)	1,198,082

Increase (decrease) in net assets from operations	(560,499)	1,615,211

Contract owner transactions:
Proceeds from units sold	3,849,834	3,671,917
Cost of units redeemed	(2,785,583)	(1,978,959)
Account charges	(10,042)	(11,275)
Increase (decrease)	1,054,209	1,681,683
Net increase (decrease)	493,710	3,296,894
Net assets, beginning	14,031,621	10,734,727
Net assets, ending	$14,525,331	$14,031,621

Units sold	4,644,668	3,746,870
Units redeemed	(3,737,594)	(2,134,932)
Net increase (decrease)	907,074	1,611,938
Units outstanding, beginning	12,071,778	10,459,840
Units outstanding, ending	12,978,852	12,071,778

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$20,145,648
Cost of units redeemed/account charges	(7,524,305)
Net investment income (loss)	154,867
Net realized gain (loss)	(420,503)
Realized gain distributions	586,967
Net change in unrealized appreciation (depreciation)	1,582,657
$14,525,331

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	11,461	$12,694	1.25%	-4.1%
12/31/2010	1.15	11,007	12,712	1.25%	13.1%
12/31/2009	1.02	9,648	9,855	1.25%	28.8%
12/31/2008	0.79	4,572	3,625	1.25%	-36.4%
12/31/2007	1.25	1,485	1,850	1.25%	7.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	1.00%	-3.9%
12/31/2010	1.17	44	52	1.00%	13.3%
12/31/2009	1.03	36	37	1.00%	29.1%
12/31/2008	0.80	23	19	1.00%	-36.2%
12/31/2007	1.25	22	28	1.00%	7.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.75%	-3.6%
12/31/2010	1.19	0	0	0.75%	13.6%
12/31/2009	1.05	0	0	0.75%	29.5%
12/31/2008	0.81	0	0	0.75%	-36.0%
12/31/2007	1.26	0	0	0.75%	7.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	4	$5	0.50%	-3.4%
12/31/2010	1.21	0	0	0.50%	13.9%
12/31/2009	1.06	0	0	0.50%	29.8%
12/31/2008	0.82	0	0	0.50%	-35.9%
12/31/2007	1.27	0	0	0.50%	7.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.25%	-3.1%
12/31/2010	1.22	0	0	0.25%	14.2%
12/31/2009	1.07	0	0	0.25%	30.1%
12/31/2008	0.82	0	0	0.25%	-35.7%
12/31/2007	1.28	0	0	0.25%	8.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	1,514	$1,826	0.00%	-2.9%
12/31/2010	1.24	1,020	1,268	0.00%	14.5%
12/31/2009	1.09	776	842	0.00%	30.4%
12/31/2008	0.83	464	386	0.00%	-35.6%
12/31/2007	1.29	226	292	0.00%	8.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.2%
2010	1.2%
2009	2.0%
2008	2.8%
2007	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom 2030 Fund - A Class - 315792796

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,502,316	$3,363,221	306,659
Receivables: investments sold	5,866
Payables: investments purchased	—
Net assets	$3,508,182

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$3,508,182	4,088,285	$0.86
Band 100	—	—	0.87
Band 75	—	—	0.88
Band 50	—	—	0.89
Band 25	—	—	0.90
Band 0	—	—	0.91
Total	$3,508,182	4,088,285

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$52,670
Mortality & expense charges	(38,498)
Net investment income (loss)	14,172

Gain (loss) on investments:
Net realized gain (loss)	96,911
Realized gain distributions	55,599
Net change in unrealized appreciation (depreciation)	(314,066)
Net gain (loss)	(161,556)

Increase (decrease) in net assets from operations	$(147,384)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,172	$6,864
Net realized gain (loss)	96,911	1,197
Realized gain distributions	55,599	19,589
Net change in unrealized appreciation (depreciation)	(314,066)	249,431

Increase (decrease) in net assets from operations	(147,384)	277,081

Contract owner transactions:
Proceeds from units sold	1,613,626	917,692
Cost of units redeemed	(311,571)	(221,356)
Account charges	(930)	(818)
Increase (decrease)	1,301,125	695,518
Net increase (decrease)	1,153,741	972,599
Net assets, beginning	2,354,441	1,381,842
Net assets, ending	$3,508,182	$2,354,441

Units sold	2,032,972	1,316,083
Units redeemed	(569,023)	(443,420)
Net increase (decrease)	1,463,949	872,663
Units outstanding, beginning	2,624,336	1,751,673
Units outstanding, ending	4,088,285	2,624,336

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,976,865
Cost of units redeemed/account charges	(731,662)
Net investment income (loss)	38,970
Net realized gain (loss)	(15,190)
Realized gain distributions	100,104
Net change in unrealized appreciation (depreciation)	139,095
$3,508,182

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	4,088	$3,508	1.25%	-4.4%
12/31/2010	0.90	2,624	2,354	1.25%	13.7%
12/31/2009	0.79	1,752	1,382	1.25%	29.9%
12/31/2008	0.61	1,136	689	1.25%	-39.7%
12/31/2007	1.01	166	167	1.25%	0.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.87	0	$0	1.00%	-4.1%
12/31/2010	0.91	0	0	1.00%	14.0%
12/31/2009	0.79	0	0	1.00%	30.3%
12/31/2008	0.61	0	0	1.00%	-39.5%
12/31/2007	1.01	0	0	1.00%	0.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.88	0	$0	0.75%	-3.9%
12/31/2010	0.91	0	0	0.75%	14.3%
12/31/2009	0.80	0	0	0.75%	30.6%
12/31/2008	0.61	0	0	0.75%	-39.4%
12/31/2007	1.01	0	0	0.75%	0.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.89	0	$0	0.50%	-3.6%
12/31/2010	0.92	0	0	0.50%	14.6%
12/31/2009	0.80	0	0	0.50%	30.9%
12/31/2008	0.61	0	0	0.50%	-39.2%
12/31/2007	1.01	0	0	0.50%	10.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	0	$0	0.25%	-3.4%
12/31/2010	0.93	0	0	0.25%	14.9%
12/31/2009	0.81	0	0	0.25%	31.2%
12/31/2008	0.62	0	0	0.25%	-39.1%
12/31/2007	1.01	0	0	0.25%	1.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	0	$0	0.00%	-3.2%
12/31/2010	0.94	0	0	0.00%	15.2%
12/31/2009	0.82	0	0	0.00%	31.6%
12/31/2008	0.62	0	0	0.00%	-38.9%
12/31/2007	1.01	0	0	0.00%	1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.8%
2010	1.6%
2009	1.8%
2008	3.4%
2007	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom 2030 Fund - T Class - 315792762

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$16,485,909	$14,241,233	1,454,004
Receivables: investments sold	104,279
Payables: investments purchased	—
Net assets	$16,590,188

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$13,369,439	12,479,745	$1.07
Band 100	661,574	607,081	1.09
Band 75	—	—	1.11
Band 50	14,955	13,262	1.13
Band 25	—	—	1.15
Band 0	2,544,220	2,180,406	1.17
Total	$16,590,188	15,280,494

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$206,174
Mortality & expense charges	(172,564)
Net investment income (loss)	33,610

Gain (loss) on investments:
Net realized gain (loss)	(88,410)
Realized gain distributions	265,488
Net change in unrealized appreciation (depreciation)	(938,508)
Net gain (loss)	(761,430)

Increase (decrease) in net assets from operations	$(727,820)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$33,610	$15,106
Net realized gain (loss)	(88,410)	(395,787)
Realized gain distributions	265,488	145,015
Net change in unrealized appreciation (depreciation)	(938,508)	2,169,643

Increase (decrease) in net assets from operations	(727,820)	1,933,977

Contract owner transactions:
Proceeds from units sold	3,198,188	3,082,365
Cost of units redeemed	(2,248,733)	(2,036,582)
Account charges	(14,497)	(15,723)
Increase (decrease)	934,958	1,030,060
Net increase (decrease)	207,138	2,964,037
Net assets, beginning	16,383,050	13,419,013
Net assets, ending	$16,590,188	$16,383,050

Units sold	4,538,084	3,788,682
Units redeemed	(3,680,068)	(2,779,188)
Net increase (decrease)	858,016	1,009,494
Units outstanding, beginning	14,422,478	13,412,984
Units outstanding, ending	15,280,494	14,422,478

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$29,366,398
Cost of units redeemed/account charges	(14,319,491)
Net investment income (loss)	185,238
Net realized gain (loss)	(1,709,196)
Realized gain distributions	822,563
Net change in unrealized appreciation (depreciation)	2,244,676
$16,590,188

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	12,480	$13,369	1.25%	-4.6%
12/31/2010	1.12	11,728	13,172	1.25%	13.3%
12/31/2009	0.99	10,790	10,693	1.25%	29.7%
12/31/2008	0.76	6,118	4,674	1.25%	-39.8%
12/31/2007	1.27	1,853	2,353	1.25%	7.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	607	$662	1.00%	-4.4%
12/31/2010	1.14	651	742	1.00%	13.6%
12/31/2009	1.00	718	721	1.00%	30.1%
12/31/2008	0.77	652	503	1.00%	-39.7%
12/31/2007	1.28	7	9	1.00%	7.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	0.75%	-4.1%
12/31/2010	1.16	0	0	0.75%	13.9%
12/31/2009	1.02	0	0	0.75%	30.4%
12/31/2008	0.78	0	0	0.75%	-39.5%
12/31/2007	1.29	0	0	0.75%	8.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	13	$15	0.50%	-3.9%
12/31/2010	1.17	2	3	0.50%	14.2%
12/31/2009	1.03	0	0	0.50%	30.7%
12/31/2008	0.79	0	0	0.50%	-39.4%
12/31/2007	1.30	0	0	0.50%	8.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.25%	-3.7%
12/31/2010	1.19	0	0	0.25%	14.5%
12/31/2009	1.04	0	0	0.25%	31.0%
12/31/2008	0.79	0	0	0.25%	-39.2%
12/31/2007	1.31	0	0	0.25%	8.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	2,180	$2,544	0.00%	-3.4%
12/31/2010	1.21	2,041	2,466	0.00%	14.8%
12/31/2009	1.05	1,905	2,005	0.00%	31.4%
12/31/2008	0.80	1,192	955	0.00%	-39.1%
12/31/2007	1.32	966	1,271	0.00%	8.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.3%
2010	1.1%
2009	1.6%
2008	2.5%
2007	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom 2035 Fund - A Class - 315792473

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,961,915	$1,902,201	183,292
Receivables: investments sold	1,145
Payables: investments purchased	—
Net assets	$1,963,060

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,963,060	2,325,622	$0.84
Band 100	—	—	0.85
Band 75	—	—	0.86
Band 50	—	—	0.87
Band 25	—	—	0.88
Band 0	—	—	0.89
Total	$1,963,060	2,325,622

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$25,926
Mortality & expense charges	(22,467)
Net investment income (loss)	3,459

Gain (loss) on investments:
Net realized gain (loss)	64,987
Realized gain distributions	32,907
Net change in unrealized appreciation (depreciation)	(227,751)
Net gain (loss)	(129,857)

Increase (decrease) in net assets from operations	$(126,398)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,459	$776
Net realized gain (loss)	64,987	(32,846)
Realized gain distributions	32,907	12,616
Net change in unrealized appreciation (depreciation)	(227,751)	213,514

Increase (decrease) in net assets from operations	(126,398)	194,060

Contract owner transactions:
Proceeds from units sold	761,952	382,677
Cost of units redeemed	(159,317)	(104,379)
Account charges	(582)	(559)
Increase (decrease)	602,053	277,739
Net increase (decrease)	475,655	471,799
Net assets, beginning	1,487,405	1,015,606
Net assets, ending	$1,963,060	$1,487,405

Units sold	1,014,933	708,172
Units redeemed	(350,271)	(343,446)
Net increase (decrease)	664,662	364,726
Units outstanding, beginning	1,660,960	1,296,234
Units outstanding, ending	2,325,622	1,660,960

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,205,724
Cost of units redeemed/account charges	(372,452)
Net investment income (loss)	16,172
Net realized gain (loss)	(10,588)
Realized gain distributions	64,490
Net change in unrealized appreciation (depreciation)	59,714
$1,963,060

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	2,326	$1,963	1.25%	-5.7%
12/31/2010	0.90	1,661	1,487	1.25%	14.3%
12/31/2009	0.78	1,296	1,016	1.25%	30.4%
12/31/2008	0.60	750	451	1.25%	-40.3%
12/31/2007	1.01	133	133	1.25%	0.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.85	0	$0	1.00%	-5.5%
12/31/2010	0.90	0	0	1.00%	14.6%
12/31/2009	0.79	0	0	1.00%	30.8%
12/31/2008	0.60	0	0	1.00%	-40.1%
12/31/2007	1.01	0	0	1.00%	0.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	0	$0	0.75%	-5.3%
12/31/2010	0.91	0	0	0.75%	14.9%
12/31/2009	0.79	0	0	0.75%	31.1%
12/31/2008	0.61	0	0	0.75%	-40.0%
12/31/2007	1.01	0	0	0.75%	0.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.87	0	$0	0.50%	-5.0%
12/31/2010	0.92	0	0	0.50%	15.2%
12/31/2009	0.80	0	0	0.50%	31.4%
12/31/2008	0.61	0	0	0.50%	-39.8%
12/31/2007	1.01	0	0	0.50%	1.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.88	0	$0	0.25%	-4.8%
12/31/2010	0.93	0	0	0.25%	15.4%
12/31/2009	0.80	0	0	0.25%	31.8%
12/31/2008	0.61	0	0	0.25%	-39.7%
12/31/2007	1.01	0	0	0.25%	1.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.89	0	$0	0.00%	-4.6%
12/31/2010	0.94	0	0	0.00%	15.7%
12/31/2009	0.81	0	0	0.00%	32.1%
12/31/2008	0.61	0	0	0.00%	-39.5%
12/31/2007	1.01	0	0	0.00%	1.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.5%
2010	1.3%
2009	1.8%
2008	3.2%
2007	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom 2035 Fund - T Class - 315792440

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$10,078,936	$8,806,783	954,914
Receivables: investments sold	109,998
Payables: investments purchased	—
Net assets	$10,188,934

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$8,371,271	7,923,041	$1.06
Band 100	—	—	1.07
Band 75	—	—	1.09
Band 50	6,138	5,519	1.11
Band 25	—	—	1.13
Band 0	1,811,525	1,574,114	1.15
Total	$10,188,934	9,502,674

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$106,803
Mortality & expense charges	(104,620)
Net investment income (loss)	2,183

Gain (loss) on investments:
Net realized gain (loss)	385,293
Realized gain distributions	172,965
Net change in unrealized appreciation (depreciation)	(1,132,471)
Net gain (loss)	(574,213)

Increase (decrease) in net assets from operations	$(572,030)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,183	$6,645
Net realized gain (loss)	385,293	(66,710)
Realized gain distributions	172,965	85,255
Net change in unrealized appreciation (depreciation)	(1,132,471)	1,168,513

Increase (decrease) in net assets from operations	(572,030)	1,193,703

Contract owner transactions:
Proceeds from units sold	1,841,168	2,664,219
Cost of units redeemed	(1,062,515)	(946,164)
Account charges	(9,741)	(11,482)
Increase (decrease)	768,912	1,706,573
Net increase (decrease)	196,882	2,900,276
Net assets, beginning	9,992,052	7,091,776
Net assets, ending	$10,188,934	$9,992,052

Units sold	2,786,692	2,796,874
Units redeemed	(2,071,644)	(1,127,344)
Net increase (decrease)	715,048	1,669,530
Units outstanding, beginning	8,787,626	7,118,096
Units outstanding, ending	9,502,674	8,787,626

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$12,463,291
Cost of units redeemed/account charges	(3,421,690)
Net investment income (loss)	73,965
Net realized gain (loss)	(611,369)
Realized gain distributions	412,584
Net change in unrealized appreciation (depreciation)	1,272,153
$10,188,934

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	7,923	$8,371	1.25%	-5.9%
12/31/2010	1.12	7,329	8,232	1.25%	14.0%
12/31/2009	0.99	5,819	5,734	1.25%	30.1%
12/31/2008	0.76	2,636	1,996	1.25%	-40.5%
12/31/2007	1.27	601	764	1.25%	7.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	1.00%	-5.7%
12/31/2010	1.14	35	39	1.00%	14.3%
12/31/2009	1.00	33	33	1.00%	30.5%
12/31/2008	0.76	29	22	1.00%	-40.3%
12/31/2007	1.28	22	28	1.00%	7.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	0.75%	-5.5%
12/31/2010	1.16	0	0	0.75%	14.6%
12/31/2009	1.01	0	0	0.75%	30.8%
12/31/2008	0.77	0	0	0.75%	-40.2%
12/31/2007	1.29	0	0	0.75%	7.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	6	$6	0.50%	-5.2%
12/31/2010	1.17	1	1	0.50%	14.9%
12/31/2009	1.02	0	0	0.50%	31.1%
12/31/2008	0.78	0	0	0.50%	-40.0%
12/31/2007	1.30	0	0	0.50%	8.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.25%	-5.0%
12/31/2010	1.19	0	0	0.25%	15.1%
12/31/2009	1.03	0	0	0.25%	31.4%
12/31/2008	0.79	0	0	0.25%	-39.9%
12/31/2007	1.31	0	0	0.25%	8.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	1,574	$1,812	0.00%	-4.8%
12/31/2010	1.21	1,423	1,719	0.00%	15.4%
12/31/2009	1.05	1,266	1,325	0.00%	31.8%
12/31/2008	0.79	866	688	0.00%	-39.7%
12/31/2007	1.32	318	419	0.00%	8.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.1%
2010	1.0%
2009	1.6%
2008	2.5%
2007	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom 2040 Fund - A Class - 315792747

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,924,166	$1,860,861	168,826
Receivables: investments sold	3,834
Payables: investments purchased	—
Net assets	$1,928,000

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,928,000	2,321,272	$0.83
Band 100	—	—	0.84
Band 75	—	—	0.85
Band 50	—	—	0.86
Band 25	—	—	0.87
Band 0	—	—	0.88
Total	$1,928,000	2,321,272

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$25,820
Mortality & expense charges	(23,628)
Net investment income (loss)	2,192

Gain (loss) on investments:
Net realized gain (loss)	120,003
Realized gain distributions	33,714
Net change in unrealized appreciation (depreciation)	(277,351)
Net gain (loss)	(123,634)

Increase (decrease) in net assets from operations	$(121,442)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,192	$917
Net realized gain (loss)	120,003	(35,312)
Realized gain distributions	33,714	14,398
Net change in unrealized appreciation (depreciation)	(277,351)	238,617

Increase (decrease) in net assets from operations	(121,442)	218,620

Contract owner transactions:
Proceeds from units sold	663,345	393,295
Cost of units redeemed	(258,089)	(203,097)
Account charges	(782)	(511)
Increase (decrease)	404,474	189,687
Net increase (decrease)	283,032	408,307
Net assets, beginning	1,644,968	1,236,661
Net assets, ending	$1,928,000	$1,644,968

Units sold	1,019,029	815,211
Units redeemed	(562,151)	(554,633)
Net increase (decrease)	456,878	260,578
Units outstanding, beginning	1,864,394	1,603,816
Units outstanding, ending	2,321,272	1,864,394

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,579,293
Cost of units redeemed/account charges	(750,726)
Net investment income (loss)	20,921
Net realized gain (loss)	(73,982)
Realized gain distributions	89,189
Net change in unrealized appreciation (depreciation)	63,305
$1,928,000

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	2,321	$1,928	1.25%	-5.9%
12/31/2010	0.88	1,864	1,645	1.25%	14.4%
12/31/2009	0.77	1,604	1,237	1.25%	31.3%
12/31/2008	0.59	1,240	728	1.25%	-41.5%
12/31/2007	1.00	494	496	1.25%	0.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	1.00%	-5.6%
12/31/2010	0.89	0	0	1.00%	14.7%
12/31/2009	0.78	0	0	1.00%	31.7%
12/31/2008	0.59	0	0	1.00%	-41.4%
12/31/2007	1.01	0	0	1.00%	0.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.85	0	$0	0.75%	-5.4%
12/31/2010	0.90	0	0	0.75%	15.0%
12/31/2009	0.78	0	0	0.75%	32.0%
12/31/2008	0.59	0	0	0.75%	-41.2%
12/31/2007	1.01	0	0	0.75%	0.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	0	$0	0.50%	-5.2%
12/31/2010	0.91	0	0	0.50%	15.3%
12/31/2009	0.79	0	0	0.50%	32.3%
12/31/2008	0.59	0	0	0.50%	-41.1%
12/31/2007	1.01	0	0	0.50%	0.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.87	0	$0	0.25%	-4.9%
12/31/2010	0.91	0	0	0.25%	15.6%
12/31/2009	0.79	0	0	0.25%	32.7%
12/31/2008	0.60	0	0	0.25%	-40.9%
12/31/2007	1.01	0	0	0.25%	1.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.88	0	$0	0.00%	-4.7%
12/31/2010	0.92	0	0	0.00%	15.9%
12/31/2009	0.80	0	0	0.00%	33.0%
12/31/2008	0.60	0	0	0.00%	-40.8%
12/31/2007	1.01	0	0	0.00%	1.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	1.3%
2009	1.7%
2008	2.6%
2007	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom 2040 Fund - T Class - 315792713

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$14,298,453	$12,661,896	1,260,199
Receivables: investments sold	67,821
Payables: investments purchased	—
Net assets	$14,366,274

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$9,343,733	8,912,034	$1.05
Band 100	151,624	142,167	1.07
Band 75	—	—	1.08
Band 50	17,321	15,695	1.10
Band 25	—	—	1.12
Band 0	4,853,596	4,250,155	1.14
Total	$14,366,274	13,320,051

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$154,924
Mortality & expense charges	(118,623)
Net investment income (loss)	36,301

Gain (loss) on investments:
Net realized gain (loss)	(172,440)
Realized gain distributions	250,438
Net change in unrealized appreciation (depreciation)	(946,990)
Net gain (loss)	(868,992)

Increase (decrease) in net assets from operations	$(832,691)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$36,301	$22,461
Net realized gain (loss)	(172,440)	(520,303)
Realized gain distributions	250,438	120,907
Net change in unrealized appreciation (depreciation)	(946,990)	2,157,243

Increase (decrease) in net assets from operations	(832,691)	1,780,308

Contract owner transactions:
Proceeds from units sold	2,969,667	2,986,979
Cost of units redeemed	(1,859,680)	(1,502,446)
Account charges	(16,804)	(17,069)
Increase (decrease)	1,093,183	1,467,464
Net increase (decrease)	260,492	3,247,772
Net assets, beginning	14,105,782	10,858,010
Net assets, ending	$14,366,274	$14,105,782

Units sold	4,081,980	3,855,523
Units redeemed	(3,112,680)	(2,410,942)
Net increase (decrease)	969,300	1,444,581
Units outstanding, beginning	12,350,751	10,906,170
Units outstanding, ending	13,320,051	12,350,751

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$20,663,494
Cost of units redeemed/account charges	(7,478,459)
Net investment income (loss)	189,776
Net realized gain (loss)	(1,387,080)
Realized gain distributions	741,986
Net change in unrealized appreciation (depreciation)	1,636,557
$14,366,274

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	8,912	$9,344	1.25%	-6.1%
12/31/2010	1.12	8,529	9,524	1.25%	14.2%
12/31/2009	0.98	7,611	7,442	1.25%	31.0%
12/31/2008	0.75	4,209	3,141	1.25%	-41.7%
12/31/2007	1.28	1,399	1,791	1.25%	7.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	142	$152	1.00%	-5.9%
12/31/2010	1.13	143	162	1.00%	14.5%
12/31/2009	0.99	136	135	1.00%	31.3%
12/31/2008	0.75	113	85	1.00%	-41.5%
12/31/2007	1.29	8	11	1.00%	7.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.75%	-5.6%
12/31/2010	1.15	0	0	0.75%	14.8%
12/31/2009	1.00	0	0	0.75%	31.7%
12/31/2008	0.76	0	0	0.75%	-41.4%
12/31/2007	1.30	0	0	0.75%	8.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	16	$17	0.50%	-5.4%
12/31/2010	1.17	0	0	0.50%	15.1%
12/31/2009	1.01	0	0	0.50%	32.0%
12/31/2008	0.77	0	0	0.50%	-41.3%
12/31/2007	1.31	0	0	0.50%	8.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	0.25%	-5.2%
12/31/2010	1.18	0	0	0.25%	15.4%
12/31/2009	1.03	0	0	0.25%	32.3%
12/31/2008	0.78	0	0	0.25%	-41.1%
12/31/2007	1.32	0	0	0.25%	8.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	4,250	$4,854	0.00%	-4.9%
12/31/2010	1.20	3,679	4,419	0.00%	15.6%
12/31/2009	1.04	3,159	3,281	0.00%	32.7%
12/31/2008	0.78	1,811	1,418	0.00%	-41.0%
12/31/2007	1.33	1,252	1,661	0.00%	8.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.1%
2010	1.0%
2009	1.6%
2008	2.2%
2007	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom 2045 Fund - A Class - 315792390

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,032,998	$1,019,262	116,877
Receivables: investments sold	1,367
Payables: investments purchased	—
Net assets	$1,034,365

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,034,365	1,257,261	$0.82
Band 100	—	—	0.83
Band 75	—	—	0.84
Band 50	—	—	0.85
Band 25	—	—	0.86
Band 0	—	—	0.87
Total	$1,034,365	1,257,261

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$13,523
Mortality & expense charges	(10,799)
Net investment income (loss)	2,724

Gain (loss) on investments:
Net realized gain (loss)	18,196
Realized gain distributions	17,093
Net change in unrealized appreciation (depreciation)	(100,744)
Net gain (loss)	(65,455)

Increase (decrease) in net assets from operations	$(62,731)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,724	$820
Net realized gain (loss)	18,196	26,509
Realized gain distributions	17,093	5,271
Net change in unrealized appreciation (depreciation)	(100,744)	54,157

Increase (decrease) in net assets from operations	(62,731)	86,757

Contract owner transactions:
Proceeds from units sold	480,698	226,776
Cost of units redeemed	(49,844)	(41,150)
Account charges	(171)	(116)
Increase (decrease)	430,683	185,510
Net increase (decrease)	367,952	272,267
Net assets, beginning	666,413	394,146
Net assets, ending	$1,034,365	$666,413

Units sold	592,666	389,241
Units redeemed	(94,848)	(145,438)
Net increase (decrease)	497,818	243,803
Units outstanding, beginning	759,443	515,640
Units outstanding, ending	1,257,261	759,443

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,075,375
Cost of units redeemed/account charges	(126,335)
Net investment income (loss)	6,984
Net realized gain (loss)	38,398
Realized gain distributions	26,207
Net change in unrealized appreciation (depreciation)	13,736
$1,034,365

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	1,257	$1,034	1.25%	-6.2%
12/31/2010	0.88	759	666	1.25%	14.8%
12/31/2009	0.76	516	394	1.25%	31.4%
12/31/2008	0.58	178	104	1.25%	-42.1%
12/31/2007	1.00	0	0	1.25%	0.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	1.00%	-6.0%
12/31/2010	0.89	0	0	1.00%	15.1%
12/31/2009	0.77	0	0	1.00%	31.8%
12/31/2008	0.58	0	0	1.00%	-41.9%
12/31/2007	1.01	0	0	1.00%	0.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	0.75%	-5.8%
12/31/2010	0.89	0	0	0.75%	15.4%
12/31/2009	0.77	0	0	0.75%	32.1%
12/31/2008	0.59	0	0	0.75%	-41.8%
12/31/2007	1.01	0	0	0.75%	0.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.85	0	$0	0.50%	-5.5%
12/31/2010	0.90	0	0	0.50%	15.7%
12/31/2009	0.78	0	0	0.50%	32.4%
12/31/2008	0.59	0	0	0.50%	-41.6%
12/31/2007	1.01	0	0	0.50%	0.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	0	$0	0.25%	-5.3%
12/31/2010	0.91	0	0	0.25%	16.0%
12/31/2009	0.78	0	0	0.25%	32.8%
12/31/2008	0.59	0	0	0.25%	-41.5%
12/31/2007	1.01	0	0	0.25%	1.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.87	0	$0	0.00%	-5.1%
12/31/2010	0.92	0	0	0.00%	16.2%
12/31/2009	0.79	0	0	0.00%	33.1%
12/31/2008	0.59	0	0	0.00%	-41.3%
12/31/2007	1.01	0	0	0.00%	1.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.6%
2010	1.4%
2009	1.9%
2008	3.4%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom 2045 Fund - T Class - 315792366

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$4,404,996	$4,174,784	505,236
Receivables: investments sold	51,186
Payables: investments purchased	—
Net assets	$4,456,182

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$3,479,549	4,278,125	$0.81
Band 100	—	—	0.82
Band 75	—	—	0.83
Band 50	4,020	4,775	0.84
Band 25	—	—	0.85
Band 0	972,613	1,128,954	0.86
Total	$4,456,182	5,411,854

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$46,586
Mortality & expense charges	(42,340)
Net investment income (loss)	4,246

Gain (loss) on investments:
Net realized gain (loss)	379,620
Realized gain distributions	74,347
Net change in unrealized appreciation (depreciation)	(728,359)
Net gain (loss)	(274,392)

Increase (decrease) in net assets from operations	$(270,146)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,246	$5,325
Net realized gain (loss)	379,620	59,465
Realized gain distributions	74,347	32,333
Net change in unrealized appreciation (depreciation)	(728,359)	413,675

Increase (decrease) in net assets from operations	(270,146)	510,798

Contract owner transactions:
Proceeds from units sold	1,259,914	1,374,576
Cost of units redeemed	(647,677)	(492,024)
Account charges	(6,248)	(8,419)
Increase (decrease)	605,989	874,133
Net increase (decrease)	335,843	1,384,931
Net assets, beginning	4,120,339	2,735,408
Net assets, ending	$4,456,182	$4,120,339

Units sold	2,410,603	1,861,654
Units redeemed	(1,694,934)	(742,192)
Net increase (decrease)	715,669	1,119,462
Units outstanding, beginning	4,696,185	3,576,723
Units outstanding, ending	5,411,854	4,696,185

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$5,353,620
Cost of units redeemed/account charges	(1,550,615)
Net investment income (loss)	28,384
Net realized gain (loss)	258,101
Realized gain distributions	136,480
Net change in unrealized appreciation (depreciation)	230,212
$4,456,182

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	4,278	$3,480	1.25%	-6.5%
12/31/2010	0.87	3,834	3,335	1.25%	14.5%
12/31/2009	0.76	2,901	2,205	1.25%	31.3%
12/31/2008	0.58	823	476	1.25%	-42.3%
12/31/2007	1.00	70	70	1.25%	0.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	1.00%	-6.3%
12/31/2010	0.88	0	0	1.00%	14.8%
12/31/2009	0.76	0	0	1.00%	31.6%
12/31/2008	0.58	0	0	1.00%	-42.1%
12/31/2007	1.00	0	0	1.00%	0.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	0.75%	-6.0%
12/31/2010	0.89	0	0	0.75%	15.0%
12/31/2009	0.77	0	0	0.75%	31.9%
12/31/2008	0.58	0	0	0.75%	-42.0%
12/31/2007	1.01	0	0	0.75%	0.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	5	$4	0.50%	-5.8%
12/31/2010	0.89	0	0	0.50%	15.3%
12/31/2009	0.78	0	0	0.50%	32.3%
12/31/2008	0.59	0	0	0.50%	-41.8%
12/31/2007	1.01	0	0	0.50%	0.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.85	0	$0	0.25%	-5.6%
12/31/2010	0.90	0	0	0.25%	15.6%
12/31/2009	0.78	0	0	0.25%	32.6%
12/31/2008	0.59	0	0	0.25%	-41.7%
12/31/2007	1.01	0	0	0.25%	0.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	1,129	$973	0.00%	-5.3%
12/31/2010	0.91	862	785	0.00%	15.9%
12/31/2009	0.79	676	531	0.00%	32.9%
12/31/2008	0.59	132	78	0.00%	-41.5%
12/31/2007	1.01	46	46	0.00%	1.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.1%
2010	1.1%
2009	1.8%
2008	2.8%
2007	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom 2050 Fund - A Class - 315792341

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$800,405	$844,211	92,520
Receivables: investments sold	821
Payables: investments purchased	—
Net assets	$801,226

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$801,226	990,950	$0.81
Band 100	—	—	0.82
Band 75	—	—	0.83
Band 50	—	—	0.84
Band 25	—	—	0.85
Band 0	—	—	0.86
Total	$801,226	990,950

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$9,949
Mortality & expense charges	(10,427)
Net investment income (loss)	(478)

Gain (loss) on investments:
Net realized gain (loss)	55,734
Realized gain distributions	14,842
Net change in unrealized appreciation (depreciation)	(123,269)
Net gain (loss)	(52,693)

Increase (decrease) in net assets from operations	$(53,171)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(478)	$(830)
Net realized gain (loss)	55,734	79,941
Realized gain distributions	14,842	5,260
Net change in unrealized appreciation (depreciation)	(123,269)	20,008

Increase (decrease) in net assets from operations	(53,171)	104,379

Contract owner transactions:
Proceeds from units sold	504,254	181,280
Cost of units redeemed	(281,437)	(105,710)
Account charges	(165)	(148)
Increase (decrease)	222,652	75,422
Net increase (decrease)	169,481	179,801
Net assets, beginning	631,745	451,944
Net assets, ending	$801,226	$631,745

Units sold	748,784	531,082
Units redeemed	(486,149)	(401,856)
Net increase (decrease)	262,635	129,226
Units outstanding, beginning	728,315	599,089
Units outstanding, ending	990,950	728,315

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,084,834
Cost of units redeemed/account charges	(399,291)
Net investment income (loss)	2,070
Net realized gain (loss)	132,871
Realized gain distributions	24,548
Net change in unrealized appreciation (depreciation)	(43,806)
$801,226

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	991	$801	1.25%	-6.8%
12/31/2010	0.87	728	632	1.25%	15.0%
12/31/2009	0.75	599	452	1.25%	32.1%
12/31/2008	0.57	193	110	1.25%	-43.2%
12/31/2007	1.01	1	1	1.25%	0.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	1.00%	-6.6%
12/31/2010	0.88	0	0	1.00%	15.3%
12/31/2009	0.76	0	0	1.00%	32.4%
12/31/2008	0.57	0	0	1.00%	-43.0%
12/31/2007	1.01	0	0	1.00%	0.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	0.75%	-6.3%
12/31/2010	0.88	0	0	0.75%	15.6%
12/31/2009	0.76	0	0	0.75%	32.7%
12/31/2008	0.58	0	0	0.75%	-42.9%
12/31/2007	1.01	0	0	0.75%	0.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	0.50%	-6.1%
12/31/2010	0.89	0	0	0.50%	15.8%
12/31/2009	0.77	0	0	0.50%	33.0%
12/31/2008	0.58	0	0	0.50%	-42.7%
12/31/2007	1.01	0	0	0.50%	1.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.85	0	$0	0.25%	-5.9%
12/31/2010	0.90	0	0	0.25%	16.1%
12/31/2009	0.77	0	0	0.25%	33.4%
12/31/2008	0.58	0	0	0.25%	-42.6%
12/31/2007	1.01	0	0	0.25%	1.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	0	$0	0.00%	-5.6%
12/31/2010	0.91	0	0	0.00%	16.4%
12/31/2009	0.78	0	0	0.00%	33.7%
12/31/2008	0.58	0	0	0.00%	-42.4%
12/31/2007	1.01	0	0	0.00%	1.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	1.3%
2009	1.9%
2008	3.2%
2007	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom 2050 Fund - T Class - 315792317

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,939,594	$2,951,163	345,699
Receivables: investments sold	47,249
Payables: investments purchased	—
Net assets	$2,986,843

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,222,285	2,777,533	$0.80
Band 100	24,968	30,848	0.81
Band 75	—	—	0.82
Band 50	21,413	25,855	0.83
Band 25	—	—	0.84
Band 0	718,177	847,405	0.85
Total	$2,986,843	3,681,641

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$29,115
Mortality & expense charges	(26,965)
Net investment income (loss)	2,150

Gain (loss) on investments:
Net realized gain (loss)	355,978
Realized gain distributions	52,111
Net change in unrealized appreciation (depreciation)	(599,663)
Net gain (loss)	(191,574)

Increase (decrease) in net assets from operations	$(189,424)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,150	$3,413
Net realized gain (loss)	355,978	58,653
Realized gain distributions	52,111	20,648
Net change in unrealized appreciation (depreciation)	(599,663)	260,952

Increase (decrease) in net assets from operations	(189,424)	343,666

Contract owner transactions:
Proceeds from units sold	1,071,918	954,022
Cost of units redeemed	(637,017)	(349,083)
Account charges	(7,000)	(6,435)
Increase (decrease)	427,901	598,504
Net increase (decrease)	238,477	942,170
Net assets, beginning	2,748,366	1,806,196
Net assets, ending	$2,986,843	$2,748,366

Units sold	2,047,683	1,448,773
Units redeemed	(1,535,093)	(669,706)
Net increase (decrease)	512,590	779,067
Units outstanding, beginning	3,169,051	2,389,984
Units outstanding, ending	3,681,641	3,169,051

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$4,069,293
Cost of units redeemed/account charges	(1,418,785)
Net investment income (loss)	16,833
Net realized gain (loss)	232,509
Realized gain distributions	98,562
Net change in unrealized appreciation (depreciation)	(11,569)
$2,986,843

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	2,778	$2,222	1.25%	-6.9%
12/31/2010	0.86	2,559	2,200	1.25%	14.5%
12/31/2009	0.75	1,915	1,438	1.25%	32.1%
12/31/2008	0.57	763	434	1.25%	-43.4%
12/31/2007	1.00	9	9	1.25%	0.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	31	$25	1.00%	-6.7%
12/31/2010	0.87	7	6	1.00%	14.8%
12/31/2009	0.76	5	4	1.00%	32.4%
12/31/2008	0.57	5	3	1.00%	-43.2%
12/31/2007	1.01	0	0	1.00%	0.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	0.75%	-6.5%
12/31/2010	0.88	0	0	0.75%	15.1%
12/31/2009	0.76	0	0	0.75%	32.7%
12/31/2008	0.57	0	0	0.75%	-43.1%
12/31/2007	1.01	0	0	0.75%	0.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	26	$21	0.50%	-6.2%
12/31/2010	0.88	19	17	0.50%	15.4%
12/31/2009	0.77	0	0	0.50%	33.1%
12/31/2008	0.58	0	0	0.50%	-42.9%
12/31/2007	1.01	0	0	0.50%	0.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	0.25%	-6.0%
12/31/2010	0.89	0	0	0.25%	15.7%
12/31/2009	0.77	0	0	0.25%	33.4%
12/31/2008	0.58	0	0	0.25%	-42.8%
12/31/2007	1.01	0	0	0.25%	1.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.85	847	$718	0.00%	-5.8%
12/31/2010	0.90	584	525	0.00%	15.9%
12/31/2009	0.78	469	364	0.00%	33.7%
12/31/2008	0.58	98	57	0.00%	-42.6%
12/31/2007	1.01	18	18	0.00%	1.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.0%
2010	1.1%
2009	1.6%
2008	3.1%
2007	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom 2055 Fund - A Class - 315793844 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.02
Band 100	—	—	1.02
Band 75	—	—	1.02
Band 50	—	—	1.02
Band 25	—	—	1.02
Band 0	—	—	1.02
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/21/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom 2055 Fund- T Class - 315793794 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.02
Band 100	—	—	1.02
Band 75	—	—	1.02
Band 50	—	—	1.02
Band 25	—	—	1.02
Band 0	—	—	1.02
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/21/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom Income Fund - A Class - 315792200

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$358,784	$365,552	33,710
Receivables: investments sold	228
Payables: investments purchased	—
Net assets	$359,012

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$359,012	333,273	$1.08
Band 100	—	—	1.09
Band 75	—	—	1.10
Band 50	—	—	1.12
Band 25	—	—	1.13
Band 0	—	—	1.14
Total	$359,012	333,273

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$3,744
Mortality & expense charges	(2,941)
Net investment income (loss)	803

Gain (loss) on investments:
Net realized gain (loss)	14,784
Realized gain distributions	2,526
Net change in unrealized appreciation (depreciation)	(19,691)
Net gain (loss)	(2,381)

Increase (decrease) in net assets from operations	$(1,578)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$803	$327
Net realized gain (loss)	14,784	10,994
Realized gain distributions	2,526	696
Net change in unrealized appreciation (depreciation)	(19,691)	(4,758)

Increase (decrease) in net assets from operations	(1,578)	7,259

Contract owner transactions:
Proceeds from units sold	386,222	25,986
Cost of units redeemed	(127,910)	(62,460)
Account charges	(76)	(42)
Increase (decrease)	258,236	(36,516)
Net increase (decrease)	256,658	(29,257)
Net assets, beginning	102,354	131,611
Net assets, ending	$359,012	$102,354

Units sold	355,793	25,530
Units redeemed	(118,153)	(60,549)
Net increase (decrease)	237,640	(35,019)
Units outstanding, beginning	95,633	130,652
Units outstanding, ending	333,273	95,633

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$602,374
Cost of units redeemed/account charges	(268,480)
Net investment income (loss)	3,466
Net realized gain (loss)	23,838
Realized gain distributions	4,582
Net change in unrealized appreciation (depreciation)	(6,768)
$359,012

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	333	$359	1.25%	0.6%
12/31/2010	1.07	96	102	1.25%	6.2%
12/31/2009	1.01	131	132	1.25%	16.4%
12/31/2008	0.87	84	73	1.25%	-14.7%
12/31/2007	1.02	15	15	1.25%	1.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	1.00%	0.9%
12/31/2010	1.08	0	0	1.00%	6.5%
12/31/2009	1.01	0	0	1.00%	16.6%
12/31/2008	0.87	0	0	1.00%	-14.5%
12/31/2007	1.02	0	0	1.00%	1.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.75%	1.2%
12/31/2010	1.09	0	0	0.75%	6.8%
12/31/2009	1.02	0	0	0.75%	16.9%
12/31/2008	0.87	0	0	0.75%	-14.3%
12/31/2007	1.02	0	0	0.75%	1.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	0.50%	1.4%
12/31/2010	1.10	0	0	0.50%	7.0%
12/31/2009	1.03	0	0	0.50%	17.2%
12/31/2008	0.88	0	0	0.50%	-14.1%
12/31/2007	1.02	0	0	0.50%	2.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.25%	1.7%
12/31/2010	1.11	0	0	0.25%	7.3%
12/31/2009	1.03	0	0	0.25%	17.5%
12/31/2008	0.88	0	0	0.25%	-13.9%
12/31/2007	1.02	0	0	0.25%	2.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	0.00%	1.9%
12/31/2010	1.12	0	0	0.00%	7.6%
12/31/2009	1.04	0	0	0.00%	17.8%
12/31/2008	0.88	0	0	0.00%	-13.6%
12/31/2007	1.02	0	0	0.00%	2.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.6%
2010	1.7%
2009	2.9%
2008	2.4%
2007	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Freedom Income Fund - T Class - 315792507

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,053,208	$1,028,376	99,149
Receivables: investments sold	1,743
Payables: investments purchased	—
Net assets	$1,054,951

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,045,383	903,555	$1.16
Band 100	—	—	1.18
Band 75	—	—	1.20
Band 50	—	—	1.22
Band 25	—	—	1.24
Band 0	9,568	7,593	1.26
Total	$1,054,951	911,148

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$11,327
Mortality & expense charges	(12,505)
Net investment income (loss)	(1,178)

Gain (loss) on investments:
Net realized gain (loss)	102,322
Realized gain distributions	7,691
Net change in unrealized appreciation (depreciation)	(105,843)
Net gain (loss)	4,170

Increase (decrease) in net assets from operations	$2,992

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,178)	$968
Net realized gain (loss)	102,322	67,577
Realized gain distributions	7,691	7,727
Net change in unrealized appreciation (depreciation)	(105,843)	(2,503)

Increase (decrease) in net assets from operations	2,992	73,769

Contract owner transactions:
Proceeds from units sold	369,078	318,770
Cost of units redeemed	(546,561)	(403,816)
Account charges	(1,212)	(3,664)
Increase (decrease)	(178,695)	(88,710)
Net increase (decrease)	(175,703)	(14,941)
Net assets, beginning	1,230,654	1,245,595
Net assets, ending	$1,054,951	$1,230,654

Units sold	343,577	323,442
Units redeemed	(499,042)	(402,427)
Net increase (decrease)	(155,465)	(78,985)
Units outstanding, beginning	1,066,613	1,145,598
Units outstanding, ending	911,148	1,066,613

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,562,364
Cost of units redeemed/account charges	(1,666,280)
Net investment income (loss)	23,368
Net realized gain (loss)	79,815
Realized gain distributions	30,852
Net change in unrealized appreciation (depreciation)	24,832
$1,054,951

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	904	$1,045	1.25%	0.3%
12/31/2010	1.15	1,060	1,222	1.25%	6.1%
12/31/2009	1.09	1,143	1,242	1.25%	16.0%
12/31/2008	0.94	827	775	1.25%	-14.9%
12/31/2007	1.10	218	240	1.25%	3.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	1.00%	0.6%
12/31/2010	1.17	0	0	1.00%	6.3%
12/31/2009	1.10	0	0	1.00%	16.3%
12/31/2008	0.95	0	0	1.00%	-14.6%
12/31/2007	1.11	0	0	1.00%	4.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.75%	0.8%
12/31/2010	1.19	0	0	0.75%	6.6%
12/31/2009	1.11	0	0	0.75%	16.5%
12/31/2008	0.96	0	0	0.75%	-14.4%
12/31/2007	1.12	0	0	0.75%	4.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	0	$0	0.50%	1.1%
12/31/2010	1.20	0	0	0.50%	6.9%
12/31/2009	1.13	0	0	0.50%	16.8%
12/31/2008	0.96	0	0	0.50%	-14.2%
12/31/2007	1.12	0	0	0.50%	4.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.24	0	$0	0.25%	1.3%
12/31/2010	1.22	0	0	0.25%	7.1%
12/31/2009	1.14	0	0	0.25%	17.1%
12/31/2008	0.97	0	0	0.25%	-14.0%
12/31/2007	1.13	0	0	0.25%	4.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.26	8	$10	0.00%	1.6%
12/31/2010	1.24	7	9	0.00%	7.4%
12/31/2009	1.15	3	3	0.00%	17.4%
12/31/2008	0.98	5	5	0.00%	-13.8%
12/31/2007	1.14	0	0	0.00%	5.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.0%
2010	1.3%
2009	2.1%
2008	2.8%
2007	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Growth & Income - T Class - 315805820

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$143,500	$125,068	8,367
Receivables: investments sold	88
Payables: investments purchased	—
Net assets	$143,588

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$107,580	85,428	$1.26
Band 100	36,008	28,010	1.29
Band 75	—	—	1.31
Band 50	—	—	1.34
Band 25	—	—	1.37
Band 0	—	—	1.42
Total	$143,588	113,438

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,437
Mortality & expense charges	(1,569)
Net investment income (loss)	(132)

Gain (loss) on investments:
Net realized gain (loss)	7,833
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(5,282)
Net gain (loss)	2,551

Increase (decrease) in net assets from operations	$2,419

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(132)	$(1,360)
Net realized gain (loss)	7,833	(7,452)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(5,282)	24,699

Increase (decrease) in net assets from operations	2,419	15,887

Contract owner transactions:
Proceeds from units sold	29,415	58,312
Cost of units redeemed	(18,233)	(36,176)
Account charges	(71)	(81)
Increase (decrease)	11,111	22,055
Net increase (decrease)	13,530	37,942
Net assets, beginning	130,058	92,116
Net assets, ending	$143,588	$130,058

Units sold	33,139	52,849
Units redeemed	(22,373)	(32,146)
Net increase (decrease)	10,766	20,703
Units outstanding, beginning	102,672	81,969
Units outstanding, ending	113,438	102,672

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$283,392
Cost of units redeemed/account charges	(135,806)
Net investment income (loss)	(3,315)
Net realized gain (loss)	(21,314)
Realized gain distributions	2,199
Net change in unrealized appreciation (depreciation)	18,432
$143,588

* Date of Fund Inception into Variable Account: 4/14/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.26	85	$108	1.25%	-0.2%
12/31/2010	1.26	80	101	1.25%	12.7%
12/31/2009	1.12	62	70	1.25%	24.5%
12/31/2008	0.90	62	55	1.25%	-42.3%
12/31/2007	1.56	29	45	1.25%	9.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	28	$36	1.00%	0.1%
12/31/2010	1.28	23	29	1.00%	13.0%
12/31/2009	1.14	20	22	1.00%	24.9%
12/31/2008	0.91	17	15	1.00%	-42.2%
12/31/2007	1.58	0	0	1.00%	10.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.31	0	$0	0.75%	0.3%
12/31/2010	1.31	0	0	0.75%	13.3%
12/31/2009	1.16	0	0	0.75%	25.2%
12/31/2008	0.92	0	0	0.75%	-42.1%
12/31/2007	1.59	0	0	0.75%	10.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	0	$0	0.50%	0.6%
12/31/2010	1.33	0	0	0.50%	13.5%
12/31/2009	1.17	0	0	0.50%	25.5%
12/31/2008	0.94	0	0	0.50%	-41.9%
12/31/2007	1.61	0	0	0.50%	10.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	0.25%	0.8%
12/31/2010	1.36	0	0	0.25%	13.8%
12/31/2009	1.19	0	0	0.25%	25.8%
12/31/2008	0.95	0	0	0.25%	-41.8%
12/31/2007	1.63	0	0	0.25%	10.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.00%	1.1%
12/31/2010	1.40	0	0	0.00%	14.1%
12/31/2009	1.23	0	0	0.00%	26.1%
12/31/2008	0.97	0	0	0.00%	-41.6%
12/31/2007	1.67	0	0	0.00%	11.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.1%
2010	0.0%
2009	0.2%
2008	0.5%
2007	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Growth Opportunities Fund - T Class - 315807206

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$217,978	$180,390	6,221
Receivables: investments sold	—
Payables: investments purchased	(115)
Net assets	$217,863

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$217,863	187,626	$1.16
Band 100	—	—	1.18
Band 75	—	—	1.21
Band 50	—	—	1.23
Band 25	—	—	1.25
Band 0	—	—	1.28
Total	$217,863	187,626

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(3,225)
Net investment income (loss)	(3,225)

Gain (loss) on investments:
Net realized gain (loss)	46,197
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(32,083)
Net gain (loss)	14,114

Increase (decrease) in net assets from operations	$10,889

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,225)	$(2,924)
Net realized gain (loss)	46,197	(8,073)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(32,083)	64,645

Increase (decrease) in net assets from operations	10,889	53,648

Contract owner transactions:
Proceeds from units sold	21,112	125,855
Cost of units redeemed	(117,430)	(56,391)
Account charges	(35)	(29)
Increase (decrease)	(96,353)	69,435
Net increase (decrease)	(85,464)	123,083
Net assets, beginning	303,327	180,244
Net assets, ending	$217,863	$303,327

Units sold	17,795	126,087
Units redeemed	(92,657)	(53,707)
Net increase (decrease)	(74,862)	72,380
Units outstanding, beginning	262,488	190,108
Units outstanding, ending	187,626	262,488

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$584,264
Cost of units redeemed/account charges	(378,423)
Net investment income (loss)	(12,895)
Net realized gain (loss)	(12,799)
Realized gain distributions	128
Net change in unrealized appreciation (depreciation)	37,588
$217,863

* Date of Fund Inception into Variable Account: 5/1/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	188	$218	1.25%	0.5%
12/31/2010	1.16	262	303	1.25%	21.9%
12/31/2009	0.95	190	180	1.25%	45.1%
12/31/2008	0.65	206	134	1.25%	-55.9%
12/31/2007	1.48	107	159	1.25%	21.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	1.00%	0.7%
12/31/2010	1.17	0	0	1.00%	22.2%
12/31/2009	0.96	0	0	1.00%	45.4%
12/31/2008	0.66	0	0	1.00%	-55.8%
12/31/2007	1.50	0	0	1.00%	21.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	0.75%	1.0%
12/31/2010	1.19	0	0	0.75%	22.5%
12/31/2009	0.98	0	0	0.75%	45.8%
12/31/2008	0.67	0	0	0.75%	-55.7%
12/31/2007	1.51	0	0	0.75%	21.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.23	0	$0	0.50%	1.2%
12/31/2010	1.21	0	0	0.50%	22.8%
12/31/2009	0.99	0	0	0.50%	46.1%
12/31/2008	0.68	0	0	0.50%	-55.6%
12/31/2007	1.52	0	0	0.50%	22.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	0	$0	0.25%	1.5%
12/31/2010	1.23	0	0	0.25%	23.1%
12/31/2009	1.00	0	0	0.25%	46.5%
12/31/2008	0.68	0	0	0.25%	-55.5%
12/31/2007	1.54	0	0	0.25%	22.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	0	$0	0.00%	1.7%
12/31/2010	1.26	0	0	0.00%	23.4%
12/31/2009	1.02	0	0	0.00%	46.9%
12/31/2008	0.69	0	0	0.00%	-55.4%
12/31/2007	1.55	0	0	0.00%	22.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.2%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor International Capital Appreciation Fund - T Class - 315920827

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$981	$1,612	104
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$981

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$981	872	$1.13
Band 100	—	—	1.15
Band 75	—	—	1.17
Band 50	—	—	1.19
Band 25	—	—	1.21
Band 0	—	—	1.24
Total	$981	872

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$5
Mortality & expense charges	(13)
Net investment income (loss)	(8)

Gain (loss) on investments:
Net realized gain (loss)	(9)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(149)
Net gain (loss)	(158)

Increase (decrease) in net assets from operations	$(166)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8)	$(8)
Net realized gain (loss)	(9)	(138)
Realized gain distributions	—	12
Net change in unrealized appreciation (depreciation)	(149)	274

Increase (decrease) in net assets from operations	(166)	140

Contract owner transactions:
Proceeds from units sold	1	—
Cost of units redeemed	—	(158)
Account charges	—	—
Increase (decrease)	1	(158)
Net increase (decrease)	(165)	(18)
Net assets, beginning	1,146	1,164
Net assets, ending	$981	$1,146

Units sold	—	—
Units redeemed	—	(137)
Net increase (decrease)	—	(137)
Units outstanding, beginning	872	1,009
Units outstanding, ending	872	872

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,621
Cost of units redeemed/account charges	(634)
Net investment income (loss)	(71)
Net realized gain (loss)	(175)
Realized gain distributions	871
Net change in unrealized appreciation (depreciation)	(631)
$981

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	1	$1	1.25%	-14.4%
12/31/2010	1.31	1	1	1.25%	14.0%
12/31/2009	1.15	1	1	1.25%	53.5%
12/31/2008	0.75	1	1	1.25%	-51.6%
12/31/2007	1.55	1	2	1.25%	3.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	1.00%	-14.2%
12/31/2010	1.34	0	0	1.00%	14.2%
12/31/2009	1.17	0	0	1.00%	53.9%
12/31/2008	0.76	0	0	1.00%	-51.5%
12/31/2007	1.57	0	0	1.00%	3.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	0.75%	-14.0%
12/31/2010	1.36	0	0	0.75%	14.5%
12/31/2009	1.19	0	0	0.75%	54.3%
12/31/2008	0.77	0	0	0.75%	-51.4%
12/31/2007	1.58	0	0	0.75%	3.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.50%	-13.8%
12/31/2010	1.38	0	0	0.50%	14.8%
12/31/2009	1.20	0	0	0.50%	54.7%
12/31/2008	0.78	0	0	0.50%	-51.3%
12/31/2007	1.60	0	0	0.50%	3.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	0.25%	-13.5%
12/31/2010	1.40	0	0	0.25%	15.1%
12/31/2009	1.22	0	0	0.25%	55.1%
12/31/2008	0.79	0	0	0.25%	-51.2%
12/31/2007	1.61	0	0	0.25%	4.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.24	0	$0	0.00%	-13.3%
12/31/2010	1.43	0	0	0.00%	15.4%
12/31/2009	1.24	0	0	0.00%	55.5%
12/31/2008	0.80	0	0	0.00%	-51.0%
12/31/2007	1.63	0	0	0.00%	4.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.5%
2010	0.3%
2009	0.7%
2008	0.1%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Leveraged Company Stock Fund - A Class - 315805424

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,130,102	$2,122,372	70,087
Receivables: investments sold	2,652
Payables: investments purchased	—
Net assets	$2,132,754

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,132,754	2,206,045	$0.97
Band 100	—	—	0.98
Band 75	—	—	0.99
Band 50	—	—	1.01
Band 25	—	—	1.02
Band 0	—	—	1.03
Total	$2,132,754	2,206,045

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$21,481
Mortality & expense charges	(32,914)
Net investment income (loss)	(11,433)

Gain (loss) on investments:
Net realized gain (loss)	821,790
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,062,274)
Net gain (loss)	(240,484)

Increase (decrease) in net assets from operations	$(251,917)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,433)	$(29,717)
Net realized gain (loss)	821,790	(94,190)
Realized gain distributions	—	535
Net change in unrealized appreciation (depreciation)	(1,062,274)	714,299

Increase (decrease) in net assets from operations	(251,917)	590,927

Contract owner transactions:
Proceeds from units sold	557,869	709,563
Cost of units redeemed	(1,267,184)	(746,621)
Account charges	(8,010)	(8,743)
Increase (decrease)	(717,325)	(45,801)
Net increase (decrease)	(969,242)	545,126
Net assets, beginning	3,101,996	2,556,870
Net assets, ending	$2,132,754	$3,101,996

Units sold	994,199	1,073,762
Units redeemed	(1,619,388)	(1,108,264)
Net increase (decrease)	(625,189)	(34,502)
Units outstanding, beginning	2,831,234	2,865,736
Units outstanding, ending	2,206,045	2,831,234

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$5,736,914
Cost of units redeemed/account charges	(3,695,157)
Net investment income (loss)	(73,227)
Net realized gain (loss)	113,878
Realized gain distributions	42,616
Net change in unrealized appreciation (depreciation)	7,730
$2,132,754

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	2,206	$2,133	1.25%	-11.8%
12/31/2010	1.10	2,831	3,102	1.25%	22.8%
12/31/2009	0.89	2,866	2,557	1.25%	57.7%
12/31/2008	0.57	2,484	1,406	1.25%	-54.4%
12/31/2007	1.24	1,371	1,700	1.25%	17.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	1.00%	-11.5%
12/31/2010	1.11	0	0	1.00%	23.1%
12/31/2009	0.90	0	0	1.00%	58.1%
12/31/2008	0.57	0	0	1.00%	-54.2%
12/31/2007	1.24	0	0	1.00%	18.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.75%	-11.3%
12/31/2010	1.12	0	0	0.75%	23.4%
12/31/2009	0.91	0	0	0.75%	58.5%
12/31/2008	0.57	0	0	0.75%	-54.1%
12/31/2007	1.25	0	0	0.75%	18.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.50%	-11.1%
12/31/2010	1.13	0	0	0.50%	23.7%
12/31/2009	0.91	0	0	0.50%	58.9%
12/31/2008	0.58	0	0	0.50%	-54.0%
12/31/2007	1.25	0	0	0.50%	18.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	-10.9%
12/31/2010	1.14	0	0	0.25%	24.0%
12/31/2009	0.92	0	0	0.25%	59.3%
12/31/2008	0.58	0	0	0.25%	-53.9%
12/31/2007	1.25	0	0	0.25%	19.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.00%	-10.7%
12/31/2010	1.15	0	0	0.00%	24.3%
12/31/2009	0.93	0	0	0.00%	59.7%
12/31/2008	0.58	0	0	0.00%	-53.8%
12/31/2007	1.26	0	0	0.00%	19.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.8%
2010	0.2%
2009	0.4%
2008	0.6%
2007	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Leveraged Company Stock Fund - T Class - 315805416

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,638,205	$3,497,297	122,601
Receivables: investments sold	22,672
Payables: investments purchased	—
Net assets	$3,660,877

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$3,236,432	3,386,647	$0.96
Band 100	—	—	0.97
Band 75	—	—	0.98
Band 50	—	—	0.99
Band 25	—	—	1.01
Band 0	424,445	416,244	1.02
Total	$3,660,877	3,802,891

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$34,833
Mortality & expense charges	(45,560)
Net investment income (loss)	(10,727)

Gain (loss) on investments:
Net realized gain (loss)	1,074,875
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,550,532)
Net gain (loss)	(475,657)

Increase (decrease) in net assets from operations	$(486,384)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,727)	$(42,445)
Net realized gain (loss)	1,074,875	(105,620)
Realized gain distributions	—	838
Net change in unrealized appreciation (depreciation)	(1,550,532)	996,049

Increase (decrease) in net assets from operations	(486,384)	848,822

Contract owner transactions:
Proceeds from units sold	1,697,540	1,680,346
Cost of units redeemed	(2,396,209)	(1,341,312)
Account charges	(4,637)	(4,831)
Increase (decrease)	(703,306)	334,203
Net increase (decrease)	(1,189,690)	1,183,025
Net assets, beginning	4,850,567	3,667,542
Net assets, ending	$3,660,877	$4,850,567

Units sold	1,881,183	1,767,728
Units redeemed	(2,526,658)	(1,441,086)
Net increase (decrease)	(645,475)	326,642
Units outstanding, beginning	4,448,366	4,121,724
Units outstanding, ending	3,802,891	4,448,366

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$8,321,948
Cost of units redeemed/account charges	(5,214,369)
Net investment income (loss)	(80,297)
Net realized gain (loss)	463,817
Realized gain distributions	28,870
Net change in unrealized appreciation (depreciation)	140,908
$3,660,877

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	3,387	$3,236	1.25%	-12.0%
12/31/2010	1.09	4,070	4,418	1.25%	22.5%
12/31/2009	0.89	3,677	3,257	1.25%	57.4%
12/31/2008	0.56	2,596	1,461	1.25%	-54.5%
12/31/2007	1.24	585	723	1.25%	17.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	1.00%	-11.7%
12/31/2010	1.10	0	0	1.00%	22.8%
12/31/2009	0.89	0	0	1.00%	57.8%
12/31/2008	0.57	0	0	1.00%	-54.4%
12/31/2007	1.24	0	0	1.00%	17.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.75%	-11.5%
12/31/2010	1.11	0	0	0.75%	23.1%
12/31/2009	0.90	0	0	0.75%	58.2%
12/31/2008	0.57	0	0	0.75%	-54.2%
12/31/2007	1.24	0	0	0.75%	18.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.50%	-11.3%
12/31/2010	1.12	0	0	0.50%	23.4%
12/31/2009	0.91	0	0	0.50%	58.6%
12/31/2008	0.57	0	0	0.50%	-54.1%
12/31/2007	1.25	0	0	0.50%	18.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.25%	-11.1%
12/31/2010	1.13	0	0	0.25%	23.8%
12/31/2009	0.91	0	0	0.25%	59.0%
12/31/2008	0.58	0	0	0.25%	-54.0%
12/31/2007	1.25	0	0	0.25%	18.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	416	$424	0.00%	-10.9%
12/31/2010	1.14	378	432	0.00%	24.1%
12/31/2009	0.92	445	410	0.00%	59.4%
12/31/2008	0.58	311	180	0.00%	-53.9%
12/31/2007	1.25	244	306	0.00%	19.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.8%
2010	0.1%
2009	0.3%
2008	0.6%
2007	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor New Insights Fund - A Class - 316071208

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,206,093	$1,219,814	60,746
Receivables: investments sold	—
Payables: investments purchased	(8,164)
Net assets	$1,197,929

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,197,929	1,055,379	$1.14
Band 100	—	—	1.14
Band 75	—	—	1.14
Band 50	—	—	1.15
Band 25	—	—	1.15
Band 0	—	—	1.16
Total	$1,197,929	1,055,379

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(12,394)
Net investment income (loss)	(12,394)

Gain (loss) on investments:
Net realized gain (loss)	348
Realized gain distributions	1,590
Net change in unrealized appreciation (depreciation)	(18,177)
Net gain (loss)	(16,239)

Increase (decrease) in net assets from operations	$(28,633)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,394)	$(382)
Net realized gain (loss)	348	—
Realized gain distributions	1,590	114
Net change in unrealized appreciation (depreciation)	(18,177)	4,456

Increase (decrease) in net assets from operations	(28,633)	4,188

Contract owner transactions:
Proceeds from units sold	763,085	1,485,302
Cost of units redeemed	(285,163)	(740,759)
Account charges	(91)	—
Increase (decrease)	477,831	744,543
Net increase (decrease)	449,198	748,731
Net assets, beginning	748,731	—
Net assets, ending	$1,197,929	$748,731

Units sold	669,861	1,916,939
Units redeemed	(259,182)	(1,272,239)
Net increase (decrease)	410,679	644,700
Units outstanding, beginning	644,700	—
Units outstanding, ending	1,055,379	644,700

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,248,387
Cost of units redeemed/account charges	(1,026,013)
Net investment income (loss)	(12,776)
Net realized gain (loss)	348
Realized gain distributions	1,704
Net change in unrealized appreciation (depreciation)	(13,721)
$1,197,929

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	1,055	$1,198	1.25%	-2.3%
12/31/2010	1.16	645	749	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	1.00%	-2.0%
12/31/2010	1.16	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	0.75%	-1.8%
12/31/2010	1.16	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.50%	-1.5%
12/31/2010	1.17	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.25%	-1.3%
12/31/2010	1.17	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.00%	-1.0%
12/31/2010	1.17	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor New Insights Fund - T Class - 316071307

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$5,120,583	$4,585,899	263,020
Receivables: investments sold	—
Payables: investments purchased	(2,198)
Net assets	$5,118,385

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$4,859,817	3,674,789	$1.32
Band 100	38,960	28,976	1.34
Band 75	—	—	1.37
Band 50	—	—	1.39
Band 25	—	—	1.41
Band 0	219,608	152,877	1.44
Total	$5,118,385	3,856,642

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(56,615)
Net investment income (loss)	(56,615)

Gain (loss) on investments:
Net realized gain (loss)	10,074
Realized gain distributions	7,279
Net change in unrealized appreciation (depreciation)	(127,607)
Net gain (loss)	(110,254)

Increase (decrease) in net assets from operations	$(166,869)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(56,615)	$(30,941)
Net realized gain (loss)	10,074	(23,071)
Realized gain distributions	7,279	4,145
Net change in unrealized appreciation (depreciation)	(127,607)	445,333

Increase (decrease) in net assets from operations	(166,869)	395,466

Contract owner transactions:
Proceeds from units sold	2,695,280	1,560,073
Cost of units redeemed	(912,609)	(472,765)
Account charges	(694)	(361)
Increase (decrease)	1,781,977	1,086,947
Net increase (decrease)	1,615,108	1,482,413
Net assets, beginning	3,503,277	2,020,864
Net assets, ending	$5,118,385	$3,503,277

Units sold	1,967,271	1,277,790
Units redeemed	(692,202)	(399,916)
Net increase (decrease)	1,275,069	877,874
Units outstanding, beginning	2,581,573	1,703,699
Units outstanding, ending	3,856,642	2,581,573

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$7,745,775
Cost of units redeemed/account charges	(2,963,699)
Net investment income (loss)	(137,273)
Net realized gain (loss)	(98,189)
Realized gain distributions	37,087
Net change in unrealized appreciation (depreciation)	534,684
$5,118,385

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	3,675	$4,860	1.25%	-2.5%
12/31/2010	1.36	2,534	3,437	1.25%	14.4%
12/31/2009	1.19	1,673	1,984	1.25%	27.2%
12/31/2008	0.93	947	883	1.25%	-38.9%
12/31/2007	1.53	683	1,043	1.25%	18.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	29	$39	1.00%	-2.2%
12/31/2010	1.38	27	37	1.00%	14.7%
12/31/2009	1.20	24	28	1.00%	27.5%
12/31/2008	0.94	21	19	1.00%	-38.7%
12/31/2007	1.54	0	0	1.00%	18.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	0.75%	-2.0%
12/31/2010	1.39	0	0	0.75%	14.9%
12/31/2009	1.21	0	0	0.75%	27.8%
12/31/2008	0.95	0	0	0.75%	-38.6%
12/31/2007	1.55	0	0	0.75%	19.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.50%	-1.7%
12/31/2010	1.41	0	0	0.50%	15.2%
12/31/2009	1.23	0	0	0.50%	28.2%
12/31/2008	0.96	0	0	0.50%	-38.4%
12/31/2007	1.56	0	0	0.50%	19.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.25%	-1.5%
12/31/2010	1.43	0	0	0.25%	15.5%
12/31/2009	1.24	0	0	0.25%	28.5%
12/31/2008	0.97	0	0	0.25%	-38.3%
12/31/2007	1.57	0	0	0.25%	19.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	153	$220	0.00%	-1.3%
12/31/2010	1.45	20	30	0.00%	15.8%
12/31/2009	1.26	7	9	0.00%	28.8%
12/31/2008	0.98	0	0	0.00%	-38.1%
12/31/2007	1.58	0	0	0.00%	20.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Overseas Fund - T Class - 315918102

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.15
Band 100	—	—	1.17
Band 75	—	—	1.19
Band 50	—	—	1.22
Band 25	—	—	1.24
Band 0	—	—	1.26
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$(1)
Net realized gain (loss)	—	(452)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	406

Increase (decrease) in net assets from operations	—	(47)

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	(855)
Account charges	—	—
Increase (decrease)	—	(855)
Net increase (decrease)	—	(902)
Net assets, beginning	—	902
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	(709)
Net increase (decrease)	—	(709)
Units outstanding, beginning	—	709
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$20,383
Cost of units redeemed/account charges	(22,490)
Net investment income (loss)	(921)
Net realized gain (loss)	(3,258)
Realized gain distributions	6,286
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 5/1/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	1.25%	-19.0%
12/31/2010	1.42	0	0	1.25%	11.5%
12/31/2009	1.27	1	1	1.25%	24.5%
12/31/2008	1.02	1	1	1.25%	-43.8%
12/31/2007	1.82	26	47	1.25%	15.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	1.00%	-18.8%
12/31/2010	1.44	0	0	1.00%	11.7%
12/31/2009	1.29	0	0	1.00%	24.9%
12/31/2008	1.03	0	0	1.00%	-43.7%
12/31/2007	1.83	0	0	1.00%	15.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.75%	-18.6%
12/31/2010	1.47	0	0	0.75%	12.0%
12/31/2009	1.31	0	0	0.75%	25.2%
12/31/2008	1.05	0	0	0.75%	-43.6%
12/31/2007	1.85	0	0	0.75%	15.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	0	$0	0.50%	-18.4%
12/31/2010	1.49	0	0	0.50%	12.3%
12/31/2009	1.33	0	0	0.50%	25.5%
12/31/2008	1.06	0	0	0.50%	-43.4%
12/31/2007	1.87	0	0	0.50%	16.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.24	0	$0	0.25%	-18.2%
12/31/2010	1.51	0	0	0.25%	12.6%
12/31/2009	1.35	0	0	0.25%	25.8%
12/31/2008	1.07	0	0	0.25%	-43.3%
12/31/2007	1.89	0	0	0.25%	16.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.26	0	$0	0.00%	-18.0%
12/31/2010	1.54	0	0	0.00%	12.9%
12/31/2009	1.36	0	0	0.00%	26.1%
12/31/2008	1.08	0	0	0.00%	-43.1%
12/31/2007	1.90	0	0	0.00%	16.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	1.2%
2008	0.0%
2007	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Real Estate - A Class - 315918342

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$20,374	$18,646	4,442
Receivables: investments sold	55,274
Payables: investments purchased	—
Net assets	$75,648

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$75,648	76,086	$0.99
Band 100	—	—	1.00
Band 75	—	—	1.00
Band 50	—	—	1.00
Band 25	—	—	1.00
Band 0	—	—	1.00
Total	$75,648	76,086

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$73
Mortality & expense charges	(39)
Net investment income (loss)	34

Gain (loss) on investments:
Net realized gain (loss)	3
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	1,728
Net gain (loss)	1,731

Increase (decrease) in net assets from operations	$1,765

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$34	$—
Net realized gain (loss)	3	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	1,728	—

Increase (decrease) in net assets from operations	1,765	—

Contract owner transactions:
Proceeds from units sold	82,934	—
Cost of units redeemed	(8,931)	—
Account charges	(120)	—
Increase (decrease)	73,883	—
Net increase (decrease)	75,648	—
Net assets, beginning	—	—
Net assets, ending	$75,648	$—

Units sold	86,500	—
Units redeemed	(10,414)	—
Net increase (decrease)	76,086	—
Units outstanding, beginning	—	—
Units outstanding, ending	76,086	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$82,934
Cost of units redeemed/account charges	(9,051)
Net investment income (loss)	34
Net realized gain (loss)	3
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	1,728
$75,648

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	76	$76	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Real Estate - T Class - 315918318

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$82,593	$67,671	4,851
Receivables: investments sold	33
Payables: investments purchased	—
Net assets	$82,626

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$82,626	83,192	$0.99
Band 100	—	—	0.99
Band 75	—	—	1.00
Band 50	—	—	1.00
Band 25	—	—	1.00
Band 0	—	—	1.00
Total	$82,626	83,192

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$313
Mortality & expense charges	(232)
Net investment income (loss)	81

Gain (loss) on investments:
Net realized gain (loss)	24
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	14,922
Net gain (loss)	14,946

Increase (decrease) in net assets from operations	$15,027

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$81	$—
Net realized gain (loss)	24	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	14,922	—

Increase (decrease) in net assets from operations	15,027	—

Contract owner transactions:
Proceeds from units sold	67,621	—
Cost of units redeemed	(22)	—
Account charges	—	—
Increase (decrease)	67,599	—
Net increase (decrease)	82,626	—
Net assets, beginning	—	—
Net assets, ending	$82,626	$—

Units sold	83,214	—
Units redeemed	(22)	—
Net increase (decrease)	83,192	—
Units outstanding, beginning	—	—
Units outstanding, ending	83,192	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$67,621
Cost of units redeemed/account charges	(22)
Net investment income (loss)	81
Net realized gain (loss)	24
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	14,922
$82,626

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	83	$83	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Small Cap - A Class - 315805697 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$0.90
Band 100	—	—	0.90
Band 75	—	—	0.90
Band 50	—	—	0.90
Band 25	—	—	0.90
Band 0	—	—	0.90
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Small Cap Fund - T Class - 315805663

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$11,699,609	$11,908,253	567,305
Receivables: investments sold	54,960
Payables: investments purchased	—
Net assets	$11,754,569

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$9,257,601	4,291,424	$2.16
Band 100	14,704	6,677	2.20
Band 75	—	—	2.25
Band 50	333,932	145,508	2.29
Band 25	—	—	2.34
Band 0	2,148,332	886,178	2.42
Total	$11,754,569	5,329,787

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(119,667)
Net investment income (loss)	(119,667)

Gain (loss) on investments:
Net realized gain (loss)	1,035
Realized gain distributions	1,216,191
Net change in unrealized appreciation (depreciation)	(1,886,644)
Net gain (loss)	(669,418)

Increase (decrease) in net assets from operations	$(789,085)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(119,667)	$(100,308)
Net realized gain (loss)	1,035	(27,379)
Realized gain distributions	1,216,191	360,431
Net change in unrealized appreciation (depreciation)	(1,886,644)	1,368,655

Increase (decrease) in net assets from operations	(789,085)	1,601,399

Contract owner transactions:
Proceeds from units sold	3,610,739	6,924,980
Cost of units redeemed	(2,756,803)	(4,460,405)
Account charges	(4,481)	(5,658)
Increase (decrease)	849,455	2,458,917
Net increase (decrease)	60,370	4,060,316
Net assets, beginning	11,694,199	7,633,883
Net assets, ending	$11,754,569	$11,694,199

Units sold	1,591,490	3,442,608
Units redeemed	(1,240,675)	(2,292,438)
Net increase (decrease)	350,815	1,150,170
Units outstanding, beginning	4,978,972	3,828,802
Units outstanding, ending	5,329,787	4,978,972

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$22,769,790
Cost of units redeemed/account charges	(12,577,008)
Net investment income (loss)	(334,068)
Net realized gain (loss)	(359,190)
Realized gain distributions	2,463,689
Net change in unrealized appreciation (depreciation)	(208,644)
$11,754,569

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.16	4,291	$9,258	1.25%	-6.1%
12/31/2010	2.30	3,921	9,012	1.25%	16.1%
12/31/2009	1.98	3,486	6,900	1.25%	26.0%
12/31/2008	1.57	2,404	3,776	1.25%	-27.8%
12/31/2007	2.18	1,664	3,623	1.25%	11.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.20	7	$15	1.00%	-5.9%
12/31/2010	2.34	4	9	1.00%	16.4%
12/31/2009	2.01	0	0	1.00%	26.3%
12/31/2008	1.59	0	0	1.00%	-27.7%
12/31/2007	2.20	0	0	1.00%	11.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.25	0	$0	0.75%	-5.7%
12/31/2010	2.38	0	0	0.75%	16.7%
12/31/2009	2.04	0	0	0.75%	26.7%
12/31/2008	1.61	0	0	0.75%	-27.5%
12/31/2007	2.22	0	0	0.75%	11.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.29	146	$334	0.50%	-5.4%
12/31/2010	2.43	131	319	0.50%	17.0%
12/31/2009	2.07	121	250	0.50%	27.0%
12/31/2008	1.63	101	165	0.50%	-27.3%
12/31/2007	2.25	86	194	0.50%	12.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.34	0	$0	0.25%	-5.2%
12/31/2010	2.47	0	0	0.25%	17.3%
12/31/2009	2.11	0	0	0.25%	27.3%
12/31/2008	1.66	0	0	0.25%	-27.1%
12/31/2007	2.27	0	0	0.25%	12.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.42	886	$2,148	0.00%	-5.0%
12/31/2010	2.55	923	2,354	0.00%	17.6%
12/31/2009	2.17	223	483	0.00%	27.6%
12/31/2008	1.70	177	301	0.00%	-26.9%
12/31/2007	2.33	152	353	0.00%	12.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Stock Selector All Cap - T Class - 315805572

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$179,654	$170,275	10,223
Receivables: investments sold	—
Payables: investments purchased	(24)
Net assets	$179,630

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$179,630	138,537	$1.30
Band 100	—	—	1.32
Band 75	—	—	1.35
Band 50	—	—	1.38
Band 25	—	—	1.41
Band 0	—	—	1.44
Total	$179,630	138,537

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$143
Mortality & expense charges	(2,595)
Net investment income (loss)	(2,452)

Gain (loss) on investments:
Net realized gain (loss)	(4,215)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(9,165)
Net gain (loss)	(13,380)

Increase (decrease) in net assets from operations	$(15,832)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,452)	$(2,120)
Net realized gain (loss)	(4,215)	(5,559)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(9,165)	37,709

Increase (decrease) in net assets from operations	(15,832)	30,030

Contract owner transactions:
Proceeds from units sold	23,757	77,067
Cost of units redeemed	(38,605)	(37,840)
Account charges	(84)	(93)
Increase (decrease)	(14,932)	39,134
Net increase (decrease)	(30,764)	69,164
Net assets, beginning	210,394	141,230
Net assets, ending	$179,630	$210,394

Units sold	19,572	61,673
Units redeemed	(31,885)	(30,495)
Net increase (decrease)	(12,313)	31,178
Units outstanding, beginning	150,850	119,672
Units outstanding, ending	138,537	150,850

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$403,250
Cost of units redeemed/account charges	(190,961)
Net investment income (loss)	(10,012)
Net realized gain (loss)	(32,026)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	9,379
$179,630

* Date of Fund Inception into Variable Account: 4/14/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	139	$180	1.25%	-7.0%
12/31/2010	1.39	151	210	1.25%	18.2%
12/31/2009	1.18	120	141	1.25%	33.4%
12/31/2008	0.88	113	100	1.25%	-41.1%
12/31/2007	1.50	137	206	1.25%	4.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	1.00%	-6.8%
12/31/2010	1.42	0	0	1.00%	18.5%
12/31/2009	1.20	0	0	1.00%	33.7%
12/31/2008	0.90	0	0	1.00%	-41.0%
12/31/2007	1.52	0	0	1.00%	4.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	0.75%	-6.6%
12/31/2010	1.45	0	0	0.75%	18.8%
12/31/2009	1.22	0	0	0.75%	34.0%
12/31/2008	0.91	0	0	0.75%	-40.8%
12/31/2007	1.54	0	0	0.75%	5.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.50%	-6.3%
12/31/2010	1.47	0	0	0.50%	19.1%
12/31/2009	1.24	0	0	0.50%	34.4%
12/31/2008	0.92	0	0	0.50%	-40.7%
12/31/2007	1.55	0	0	0.50%	5.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.25%	-6.1%
12/31/2010	1.50	0	0	0.25%	19.4%
12/31/2009	1.26	0	0	0.25%	34.7%
12/31/2008	0.93	0	0	0.25%	-40.5%
12/31/2007	1.57	0	0	0.25%	5.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	0	$0	0.00%	-5.9%
12/31/2010	1.53	0	0	0.00%	19.7%
12/31/2009	1.28	0	0	0.00%	35.0%
12/31/2008	0.95	0	0	0.00%	-40.4%
12/31/2007	1.59	0	0	0.00%	5.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.1%
2010	0.0%
2009	0.0%
2008	0.1%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Stock Selector Mid Cap Fund - T Class - 315805408

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$79,912	$74,043	4,187
Receivables: investments sold	148
Payables: investments purchased	—
Net assets	$80,060

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$80,060	49,814	$1.61
Band 100	—	—	1.64
Band 75	—	—	1.67
Band 50	—	—	1.71
Band 25	—	—	1.75
Band 0	—	—	1.80
Total	$80,060	49,814

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$178
Mortality & expense charges	(1,570)
Net investment income (loss)	(1,392)

Gain (loss) on investments:
Net realized gain (loss)	39,800
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(39,000)
Net gain (loss)	800

Increase (decrease) in net assets from operations	$(592)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,392)	$(2,600)
Net realized gain (loss)	39,800	(13,356)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(39,000)	60,842

Increase (decrease) in net assets from operations	(592)	44,886

Contract owner transactions:
Proceeds from units sold	26,270	42,996
Cost of units redeemed	(186,649)	(36,831)
Account charges	(32)	(34)
Increase (decrease)	(160,411)	6,131
Net increase (decrease)	(161,003)	51,017
Net assets, beginning	241,063	190,046
Net assets, ending	$80,060	$241,063

Units sold	15,591	29,093
Units redeemed	(106,172)	(23,964)
Net increase (decrease)	(90,581)	5,129
Units outstanding, beginning	140,395	135,266
Units outstanding, ending	49,814	140,395

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$686,821
Cost of units redeemed/account charges	(714,772)
Net investment income (loss)	(20,495)
Net realized gain (loss)	14,314
Realized gain distributions	108,323
Net change in unrealized appreciation (depreciation)	5,869
$80,060

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.61	50	$80	1.25%	-6.4%
12/31/2010	1.72	140	241	1.25%	22.2%
12/31/2009	1.40	135	190	1.25%	44.7%
12/31/2008	0.97	137	133	1.25%	-53.0%
12/31/2007	2.07	107	221	1.25%	8.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.64	0	$0	1.00%	-6.2%
12/31/2010	1.75	0	0	1.00%	22.5%
12/31/2009	1.43	0	0	1.00%	45.0%
12/31/2008	0.98	0	0	1.00%	-52.9%
12/31/2007	2.09	0	0	1.00%	8.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.67	0	$0	0.75%	-5.9%
12/31/2010	1.78	0	0	0.75%	22.8%
12/31/2009	1.45	0	0	0.75%	45.4%
12/31/2008	1.00	0	0	0.75%	-52.8%
12/31/2007	2.11	0	0	0.75%	8.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.71	0	$0	0.50%	-5.7%
12/31/2010	1.81	0	0	0.50%	23.1%
12/31/2009	1.47	0	0	0.50%	45.7%
12/31/2008	1.01	0	0	0.50%	-52.7%
12/31/2007	2.13	0	0	0.50%	9.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.75	0	$0	0.25%	-5.5%
12/31/2010	1.85	0	0	0.25%	23.4%
12/31/2009	1.50	0	0	0.25%	46.1%
12/31/2008	1.02	0	0	0.25%	-52.5%
12/31/2007	2.16	0	0	0.25%	9.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.80	0	$0	0.00%	-5.2%
12/31/2010	1.90	0	0	0.00%	23.7%
12/31/2009	1.53	0	0	0.00%	46.5%
12/31/2008	1.05	0	0	0.00%	-52.4%
12/31/2007	2.20	0	0	0.00%	9.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.1%
2010	0.0%
2009	0.1%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Strategic Income - A Class - 315920850

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$37,315	$37,879	3,091
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$37,315

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$37,315	36,613	$1.02
Band 100	—	—	1.02
Band 75	—	—	1.03
Band 50	—	—	1.03
Band 25	—	—	1.03
Band 0	—	—	1.03
Total	$37,315	36,613

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$453
Mortality & expense charges	(50)
Net investment income (loss)	403

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	663
Net change in unrealized appreciation (depreciation)	(564)
Net gain (loss)	99

Increase (decrease) in net assets from operations	$502

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$403	$—
Net realized gain (loss)	—	—
Realized gain distributions	663	—
Net change in unrealized appreciation (depreciation)	(564)	—

Increase (decrease) in net assets from operations	502	—

Contract owner transactions:
Proceeds from units sold	36,883	—
Cost of units redeemed	(39)	—
Account charges	(31)	—
Increase (decrease)	36,813	—
Net increase (decrease)	37,315	—
Net assets, beginning	—	—
Net assets, ending	$37,315	$—

Units sold	37,177	—
Units redeemed	(564)	—
Net increase (decrease)	36,613	—
Units outstanding, beginning	—	—
Units outstanding, ending	36,613	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$36,883
Cost of units redeemed/account charges	(70)
Net investment income (loss)	403
Net realized gain (loss)	—
Realized gain distributions	663
Net change in unrealized appreciation (depreciation)	(564)
$37,315

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	37	$37	1.25%	3.2%
12/31/2010	0.99	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	3.4%
12/31/2010	0.99	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.75%	3.7%
12/31/2010	0.99	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.50%	3.9%
12/31/2010	0.99	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.25%	4.2%
12/31/2010	0.99	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.00%	4.5%
12/31/2010	0.99	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.4%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Value Fund - A Class - 315916767 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$0.80
Band 100	—	—	0.80
Band 75	—	—	0.81
Band 50	—	—	0.82
Band 25	—	—	0.83
Band 0	—	—	0.84
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	0	$0	1.25%	-8.3%
12/31/2010	0.87	0	0	1.25%	20.2%
12/31/2009	0.72	0	0	1.25%	41.2%
12/31/2008	0.51	0	0	1.25%	-47.2%
12/31/2007	0.97	0	0	1.25%	-3.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	0	$0	1.00%	-8.0%
12/31/2010	0.87	0	0	1.00%	20.5%
12/31/2009	0.73	0	0	1.00%	41.5%
12/31/2008	0.51	0	0	1.00%	-47.1%
12/31/2007	0.97	0	0	1.00%	-3.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	0	$0	0.75%	-7.8%
12/31/2010	0.88	0	0	0.75%	20.8%
12/31/2009	0.73	0	0	0.75%	41.9%
12/31/2008	0.51	0	0	0.75%	-46.9%
12/31/2007	0.97	0	0	0.75%	-3.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	0.50%	-7.6%
12/31/2010	0.89	0	0	0.50%	21.1%
12/31/2009	0.73	0	0	0.50%	42.2%
12/31/2008	0.52	0	0	0.50%	-46.8%
12/31/2007	0.97	0	0	0.50%	-3.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	0.25%	-7.3%
12/31/2010	0.90	0	0	0.25%	21.4%
12/31/2009	0.74	0	0	0.25%	42.6%
12/31/2008	0.52	0	0	0.25%	-46.7%
12/31/2007	0.97	0	0	0.25%	-3.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	0.00%	-7.1%
12/31/2010	0.90	0	0	0.00%	21.7%
12/31/2009	0.74	0	0	0.00%	42.9%
12/31/2008	0.52	0	0	0.00%	-46.5%
12/31/2007	0.97	0	0	0.00%	-3.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity Advisor Value Fund - T Class - 315916734 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$0.79
Band 100	—	—	0.80
Band 75	—	—	0.80
Band 50	—	—	0.81
Band 25	—	—	0.82
Band 0	—	—	0.83
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	0	$0	1.25%	-8.5%
12/31/2010	0.86	0	0	1.25%	19.9%
12/31/2009	0.72	0	0	1.25%	40.8%
12/31/2008	0.51	0	0	1.25%	-47.3%
12/31/2007	0.97	0	0	1.25%	-3.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	0	$0	1.00%	-8.3%
12/31/2010	0.87	0	0	1.00%	20.2%
12/31/2009	0.72	0	0	1.00%	41.1%
12/31/2008	0.51	0	0	1.00%	-47.2%
12/31/2007	0.97	0	0	1.00%	-3.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	0	$0	0.75%	-8.0%
12/31/2010	0.87	0	0	0.75%	20.5%
12/31/2009	0.73	0	0	0.75%	41.5%
12/31/2008	0.51	0	0	0.75%	-47.0%
12/31/2007	0.97	0	0	0.75%	-3.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	0	$0	0.50%	-7.8%
12/31/2010	0.88	0	0	0.50%	20.8%
12/31/2009	0.73	0	0	0.50%	41.8%
12/31/2008	0.51	0	0	0.50%	-46.9%
12/31/2007	0.97	0	0	0.50%	-3.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	0.25%	-7.6%
12/31/2010	0.89	0	0	0.25%	21.1%
12/31/2009	0.73	0	0	0.25%	42.2%
12/31/2008	0.52	0	0	0.25%	-46.8%
12/31/2007	0.97	0	0	0.25%	-3.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	0.00%	-7.3%
12/31/2010	0.90	0	0	0.00%	21.4%
12/31/2009	0.74	0	0	0.00%	42.6%
12/31/2008	0.52	0	0	0.00%	-46.6%
12/31/2007	0.97	0	0	0.00%	-3.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity VIP Asset Manager Portfolio - Initial Class - 922175203

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$31,039,475	$32,281,510	2,249,104
Receivables: investments sold	—
Payables: investments purchased	(1,831)
Net assets	$31,037,644

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$31,037,644	12,831,857	$2.42
Band 100	—	—	2.47
Band 75	—	—	2.52
Band 50	—	—	2.57
Band 25	—	—	2.63
Band 0	—	—	3.05
Total	$31,037,644	12,831,857

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$643,340
Mortality & expense charges	(416,581)
Net investment income (loss)	226,759

Gain (loss) on investments:
Net realized gain (loss)	156,871
Realized gain distributions	156,550
Net change in unrealized appreciation (depreciation)	(1,756,531)
Net gain (loss)	(1,443,110)

Increase (decrease) in net assets from operations	$(1,216,351)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$226,759	$149,829
Net realized gain (loss)	156,871	(291,528)
Realized gain distributions	156,550	165,679
Net change in unrealized appreciation (depreciation)	(1,756,531)	3,892,485

Increase (decrease) in net assets from operations	(1,216,351)	3,916,465

Contract owner transactions:
Proceeds from units sold	3,024,908	3,546,884
Cost of units redeemed	(4,905,420)	(4,926,383)
Account charges	(13,481)	(13,177)
Increase (decrease)	(1,893,993)	(1,392,676)
Net increase (decrease)	(3,110,344)	2,523,789
Net assets, beginning	34,147,988	31,624,199
Net assets, ending	$31,037,644	$34,147,988

Units sold	1,263,844	1,556,638
Units redeemed	(2,017,770)	(2,168,785)
Net increase (decrease)	(753,926)	(612,147)
Units outstanding, beginning	13,585,783	14,197,930
Units outstanding, ending	12,831,857	13,585,783

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$233,847,599
Cost of units redeemed/account charges	(244,511,065)
Net investment income (loss)	39,723,734
Net realized gain (loss)	(5,649,290)
Realized gain distributions	8,868,701
Net change in unrealized appreciation (depreciation)	(1,242,035)
$31,037,644

* Date of Fund Inception into Variable Account: 5/1/1993

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.42	12,832	$31,038	1.25%	-3.8%
12/31/2010	2.51	13,586	34,148	1.25%	12.8%
12/31/2009	2.23	14,198	31,624	1.25%	27.5%
12/31/2008	1.75	17,731	30,974	1.25%	-29.6%
12/31/2007	2.48	21,774	54,031	1.25%	14.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.47	0	$0	1.00%	-3.5%
12/31/2010	2.56	0	0	1.00%	13.1%
12/31/2009	2.26	0	0	1.00%	27.8%
12/31/2008	1.77	0	0	1.00%	-29.4%
12/31/2007	2.51	0	0	1.00%	14.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.52	0	$0	0.75%	-3.3%
12/31/2010	2.61	0	0	0.75%	13.4%
12/31/2009	2.30	0	0	0.75%	28.1%
12/31/2008	1.79	0	0	0.75%	-29.3%
12/31/2007	2.53	0	0	0.75%	14.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.57	0	$0	0.50%	-3.0%
12/31/2010	2.65	0	0	0.50%	13.7%
12/31/2009	2.33	0	0	0.50%	28.5%
12/31/2008	1.82	0	0	0.50%	-29.1%
12/31/2007	2.56	0	0	0.50%	14.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.63	0	$0	0.25%	-2.8%
12/31/2010	2.70	0	0	0.25%	14.0%
12/31/2009	2.37	0	0	0.25%	28.8%
12/31/2008	1.84	0	0	0.25%	-28.9%
12/31/2007	2.59	0	0	0.25%	15.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.05	0	$0	0.00%	-2.6%
12/31/2010	3.13	0	0	0.00%	14.3%
12/31/2009	2.74	0	0	0.00%	29.1%
12/31/2008	2.12	0	0	0.00%	-28.7%
12/31/2007	2.98	0	0	0.00%	15.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.0%
2010	1.7%
2009	2.2%
2008	2.5%
2007	6.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity VIP Equity Income - Initial Class - 922174305

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$11,469,491	$13,770,654	613,581
Receivables: investments sold	—
Payables: investments purchased	(1,654)
Net assets	$11,467,837

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$11,467,837	4,723,467	$2.43
Band 100	—	—	2.48
Band 75	—	—	2.53
Band 50	—	—	2.58
Band 25	—	—	2.64
Band 0	—	—	2.99
Total	$11,467,837	4,723,467

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$298,639
Mortality & expense charges	(155,872)
Net investment income (loss)	142,767

Gain (loss) on investments:
Net realized gain (loss)	(591,073)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	433,919
Net gain (loss)	(157,154)

Increase (decrease) in net assets from operations	$(14,387)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$142,767	$61,745
Net realized gain (loss)	(591,073)	(1,086,851)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	433,919	2,639,880

Increase (decrease) in net assets from operations	(14,387)	1,614,774

Contract owner transactions:
Proceeds from units sold	812,683	426,958
Cost of units redeemed	(2,437,445)	(2,597,569)
Account charges	(5,089)	(8,363)
Increase (decrease)	(1,629,851)	(2,178,974)
Net increase (decrease)	(1,644,238)	(564,200)
Net assets, beginning	13,112,075	13,676,275
Net assets, ending	$11,467,837	$13,112,075

Units sold	387,378	648,089
Units redeemed	(1,049,479)	(1,650,483)
Net increase (decrease)	(662,101)	(1,002,394)
Units outstanding, beginning	5,385,568	6,387,962
Units outstanding, ending	4,723,467	5,385,568

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$78,646,741
Cost of units redeemed/account charges	(76,306,280)
Net investment income (loss)	6,110,392
Net realized gain (loss)	(2,034,538)
Realized gain distributions	7,352,685
Net change in unrealized appreciation (depreciation)	(2,301,163)
$11,467,837

* Date of Fund Inception into Variable Account: 4/28/1995

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.43	4,723	$11,468	1.25%	-0.3%
12/31/2010	2.43	5,386	13,112	1.25%	13.7%
12/31/2009	2.14	6,388	13,676	1.25%	28.6%
12/31/2008	1.66	7,235	12,045	1.25%	-43.4%
12/31/2007	2.94	9,079	26,691	1.25%	0.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.48	0	$0	1.00%	0.0%
12/31/2010	2.48	0	0	1.00%	14.0%
12/31/2009	2.17	0	0	1.00%	28.9%
12/31/2008	1.69	0	0	1.00%	-43.2%
12/31/2007	2.97	0	0	1.00%	0.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.53	0	$0	0.75%	0.2%
12/31/2010	2.52	0	0	0.75%	14.3%
12/31/2009	2.21	0	0	0.75%	29.2%
12/31/2008	1.71	0	0	0.75%	-43.1%
12/31/2007	3.00	0	0	0.75%	0.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.58	0	$0	0.50%	0.5%
12/31/2010	2.57	0	0	0.50%	14.6%
12/31/2009	2.24	0	0	0.50%	29.6%
12/31/2008	1.73	0	0	0.50%	-42.9%
12/31/2007	3.04	0	0	0.50%	1.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.64	0	$0	0.25%	0.7%
12/31/2010	2.62	0	0	0.25%	14.9%
12/31/2009	2.28	0	0	0.25%	29.9%
12/31/2008	1.75	0	0	0.25%	-42.8%
12/31/2007	3.07	0	0	0.25%	1.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.99	0	$0	0.00%	1.0%
12/31/2010	2.96	0	0	0.00%	15.1%
12/31/2009	2.57	0	0	0.00%	30.2%
12/31/2008	1.98	0	0	0.00%	-42.7%
12/31/2007	3.45	0	0	0.00%	1.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.4%
2010	1.7%
2009	2.2%
2008	2.3%
2007	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity VIP Growth - Initial Class - 922174404

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$42,542,769	$37,540,498	1,153,110
Receivables: investments sold	—
Payables: investments purchased	(4,516)
Net assets	$42,538,253

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$42,538,253	14,924,090	$2.85
Band 100	—	—	2.91
Band 75	—	—	2.97
Band 50	—	—	3.03
Band 25	—	—	3.10
Band 0	—	—	3.60
Total	$42,538,253	14,924,090

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$165,541
Mortality & expense charges	(572,480)
Net investment income (loss)	(406,939)

Gain (loss) on investments:
Net realized gain (loss)	1,611,696
Realized gain distributions	156,505
Net change in unrealized appreciation (depreciation)	(1,728,008)
Net gain (loss)	40,193

Increase (decrease) in net assets from operations	$(366,746)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(406,939)	$(408,178)
Net realized gain (loss)	1,611,696	1,845,386
Realized gain distributions	156,505	139,652
Net change in unrealized appreciation (depreciation)	(1,728,008)	7,129,973

Increase (decrease) in net assets from operations	(366,746)	8,706,833

Contract owner transactions:
Proceeds from units sold	4,833,459	790,194
Cost of units redeemed	(7,771,212)	(6,462,377)
Account charges	(17,320)	(20,741)
Increase (decrease)	(2,955,073)	(5,692,924)
Net increase (decrease)	(3,321,819)	3,013,909
Net assets, beginning	45,860,072	42,846,163
Net assets, ending	$42,538,253	$45,860,072

Units sold	1,739,325	1,376,620
Units redeemed	(2,737,483)	(3,696,897)
Net increase (decrease)	(998,158)	(2,320,277)
Units outstanding, beginning	15,922,248	18,242,525
Units outstanding, ending	14,924,090	15,922,248

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$467,905,417
Cost of units redeemed/account charges	(453,274,947)
Net investment income (loss)	24,196,389
Net realized gain (loss)	(11,909,706)
Realized gain distributions	10,618,829
Net change in unrealized appreciation (depreciation)	5,002,271
$42,538,253

* Date of Fund Inception into Variable Account: 5/1/1993

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.85	14,924	$42,538	1.25%	-1.0%
12/31/2010	2.88	15,922	45,860	1.25%	22.6%
12/31/2009	2.35	18,243	42,846	1.25%	26.7%
12/31/2008	1.85	21,611	40,063	1.25%	-47.8%
12/31/2007	3.55	23,330	82,895	1.25%	25.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.91	0	$0	1.00%	-0.8%
12/31/2010	2.93	0	0	1.00%	22.9%
12/31/2009	2.39	0	0	1.00%	27.0%
12/31/2008	1.88	0	0	1.00%	-47.7%
12/31/2007	3.59	0	0	1.00%	25.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.97	0	$0	0.75%	-0.5%
12/31/2010	2.99	0	0	0.75%	23.2%
12/31/2009	2.42	0	0	0.75%	27.3%
12/31/2008	1.90	0	0	0.75%	-47.6%
12/31/2007	3.63	0	0	0.75%	26.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.03	0	$0	0.50%	-0.3%
12/31/2010	3.04	0	0	0.50%	23.6%
12/31/2009	2.46	0	0	0.50%	27.6%
12/31/2008	1.93	0	0	0.50%	-47.4%
12/31/2007	3.67	0	0	0.50%	26.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.10	0	$0	0.25%	0.0%
12/31/2010	3.10	0	0	0.25%	23.9%
12/31/2009	2.50	0	0	0.25%	28.0%
12/31/2008	1.95	0	0	0.25%	-47.3%
12/31/2007	3.71	0	0	0.25%	26.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.60	0	$0	0.00%	0.2%
12/31/2010	3.59	0	0	0.00%	24.2%
12/31/2009	2.89	0	0	0.00%	28.3%
12/31/2008	2.26	0	0	0.00%	-47.2%
12/31/2007	4.27	0	0	0.00%	27.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.4%
2010	0.3%
2009	0.4%
2008	0.8%
2007	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity VIP High Income - Initial Class - 922174206

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$11,136,264	$11,113,044	2,064,263
Receivables: investments sold	—
Payables: investments purchased	(9,883)
Net assets	$11,126,381

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$11,126,381	5,140,377	$2.16
Band 100	—	—	2.21
Band 75	—	—	2.26
Band 50	—	—	2.30
Band 25	—	—	2.35
Band 0	—	—	2.73
Total	$11,126,381	5,140,377

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$771,078
Mortality & expense charges	(159,746)
Net investment income (loss)	611,332

Gain (loss) on investments:
Net realized gain (loss)	753,029
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,032,434)
Net gain (loss)	(279,405)

Increase (decrease) in net assets from operations	$331,927

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$611,332	$827,824
Net realized gain (loss)	753,029	(606,071)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,032,434)	1,444,704

Increase (decrease) in net assets from operations	331,927	1,666,457

Contract owner transactions:
Proceeds from units sold	1,600,411	2,335,413
Cost of units redeemed	(4,228,627)	(4,963,362)
Account charges	(4,244)	(4,897)
Increase (decrease)	(2,632,460)	(2,632,846)
Net increase (decrease)	(2,300,533)	(966,389)
Net assets, beginning	13,426,914	14,393,303
Net assets, ending	$11,126,381	$13,426,914

Units sold	1,685,441	1,866,031
Units redeemed	(2,918,408)	(3,172,605)
Net increase (decrease)	(1,232,967)	(1,306,574)
Units outstanding, beginning	6,373,344	7,679,918
Units outstanding, ending	5,140,377	6,373,344

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$109,809,642
Cost of units redeemed/account charges	(107,562,813)
Net investment income (loss)	20,091,351
Net realized gain (loss)	(11,235,019)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	23,220
$11,126,381

* Date of Fund Inception into Variable Account: 5/1/1993

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.16	5,140	$11,126	1.25%	2.7%
12/31/2010	2.11	6,373	13,427	1.25%	12.4%
12/31/2009	1.87	7,680	14,393	1.25%	42.2%
12/31/2008	1.32	6,774	8,930	1.25%	-25.9%
12/31/2007	1.78	6,532	11,623	1.25%	1.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.21	0	$0	1.00%	3.0%
12/31/2010	2.15	0	0	1.00%	12.7%
12/31/2009	1.90	0	0	1.00%	42.5%
12/31/2008	1.34	0	0	1.00%	-25.7%
12/31/2007	1.80	0	0	1.00%	1.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.26	0	$0	0.75%	3.3%
12/31/2010	2.18	0	0	0.75%	13.0%
12/31/2009	1.93	0	0	0.75%	42.9%
12/31/2008	1.35	0	0	0.75%	-25.5%
12/31/2007	1.82	0	0	0.75%	2.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.30	0	$0	0.50%	3.5%
12/31/2010	2.22	0	0	0.50%	13.3%
12/31/2009	1.96	0	0	0.50%	43.2%
12/31/2008	1.37	0	0	0.50%	-25.4%
12/31/2007	1.84	0	0	0.50%	2.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.35	0	$0	0.25%	3.8%
12/31/2010	2.27	0	0	0.25%	13.5%
12/31/2009	2.00	0	0	0.25%	43.6%
12/31/2008	1.39	0	0	0.25%	-25.2%
12/31/2007	1.86	0	0	0.25%	2.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.73	0	$0	0.00%	4.0%
12/31/2010	2.63	0	0	0.00%	13.8%
12/31/2009	2.31	0	0	0.00%	44.0%
12/31/2008	1.60	0	0	0.00%	-25.0%
12/31/2007	2.14	0	0	0.00%	2.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	6.3%
2010	7.2%
2009	9.0%
2008	9.8%
2007	6.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity VIP II ContraFund - Initial Class - 922175500

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$123,060,354	$138,245,694	5,344,909
Receivables: investments sold	—
Payables: investments purchased	(20,540)
Net assets	$123,039,814

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$123,039,814	32,359,083	$3.80
Band 100	—	—	3.88
Band 75	—	—	3.96
Band 50	—	—	4.04
Band 25	—	—	4.13
Band 0	—	—	4.69
Total	$123,039,814	32,359,083

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,316,174
Mortality & expense charges	(1,598,937)
Net investment income (loss)	(282,763)

Gain (loss) on investments:
Net realized gain (loss)	2,145,179
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(6,701,748)
Net gain (loss)	(4,556,569)

Increase (decrease) in net assets from operations	$(4,839,332)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(282,763)	$18,570
Net realized gain (loss)	2,145,179	361,970
Realized gain distributions	—	53,326
Net change in unrealized appreciation (depreciation)	(6,701,748)	17,037,856

Increase (decrease) in net assets from operations	(4,839,332)	17,471,722

Contract owner transactions:
Proceeds from units sold	21,378,475	17,886,295
Cost of units redeemed	(22,071,788)	(18,907,199)
Account charges	(34,736)	(33,699)
Increase (decrease)	(728,049)	(1,054,603)
Net increase (decrease)	(5,567,381)	16,417,119
Net assets, beginning	128,607,195	112,190,076
Net assets, ending	$123,039,814	$128,607,195

Units sold	5,690,970	5,592,585
Units redeemed	(5,892,286)	(5,913,188)
Net increase (decrease)	(201,316)	(320,603)
Units outstanding, beginning	32,560,399	32,881,002
Units outstanding, ending	32,359,083	32,560,399

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$301,473,615
Cost of units redeemed/account charges	(227,086,319)
Net investment income (loss)	5,953,453
Net realized gain (loss)	9,559,702
Realized gain distributions	48,324,703
Net change in unrealized appreciation (depreciation)	(15,185,340)
$123,039,814

* Date of Fund Inception into Variable Account: 4/28/1995

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.80	32,359	$123,040	1.25%	-3.7%
12/31/2010	3.95	32,560	128,607	1.25%	15.8%
12/31/2009	3.41	32,881	112,190	1.25%	34.0%
12/31/2008	2.55	31,683	80,660	1.25%	-43.2%
12/31/2007	4.48	32,479	145,651	1.25%	16.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.88	0	$0	1.00%	-3.5%
12/31/2010	4.02	0	0	1.00%	16.1%
12/31/2009	3.47	0	0	1.00%	34.4%
12/31/2008	2.58	0	0	1.00%	-43.1%
12/31/2007	4.53	0	0	1.00%	16.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.96	0	$0	0.75%	-3.3%
12/31/2010	4.10	0	0	0.75%	16.3%
12/31/2009	3.52	0	0	0.75%	34.7%
12/31/2008	2.61	0	0	0.75%	-42.9%
12/31/2007	4.58	0	0	0.75%	16.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$4.04	0	$0	0.50%	-3.0%
12/31/2010	4.17	0	0	0.50%	16.6%
12/31/2009	3.58	0	0	0.50%	35.0%
12/31/2008	2.65	0	0	0.50%	-42.8%
12/31/2007	4.63	0	0	0.50%	17.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$4.13	0	$0	0.25%	-2.8%
12/31/2010	4.25	0	0	0.25%	16.9%
12/31/2009	3.63	0	0	0.25%	35.4%
12/31/2008	2.68	0	0	0.25%	-42.7%
12/31/2007	4.68	0	0	0.25%	17.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$4.69	0	$0	0.00%	-2.5%
12/31/2010	4.81	0	0	0.00%	17.2%
12/31/2009	4.10	0	0	0.00%	35.7%
12/31/2008	3.02	0	0	0.00%	-42.5%
12/31/2007	5.26	0	0	0.00%	17.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.0%
2010	1.2%
2009	1.4%
2008	1.0%
2007	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fidelity VIP Overseas - Initial Class - 922174503

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$11,264,595	$15,752,438	826,841
Receivables: investments sold	5,261
Payables: investments purchased	—
Net assets	$11,269,856

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$11,269,856	6,019,811	$1.87
Band 100	—	—	1.91
Band 75	—	—	1.95
Band 50	—	—	1.99
Band 25	—	—	2.03
Band 0	—	—	2.36
Total	$11,269,856	6,019,811

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$184,311
Mortality & expense charges	(168,823)
Net investment income (loss)	15,488

Gain (loss) on investments:
Net realized gain (loss)	(697,929)
Realized gain distributions	25,989
Net change in unrealized appreciation (depreciation)	(1,845,930)
Net gain (loss)	(2,517,870)

Increase (decrease) in net assets from operations	$(2,502,382)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$15,488	$15,587
Net realized gain (loss)	(697,929)	(1,013,866)
Realized gain distributions	25,989	26,302
Net change in unrealized appreciation (depreciation)	(1,845,930)	2,601,537

Increase (decrease) in net assets from operations	(2,502,382)	1,629,560

Contract owner transactions:
Proceeds from units sold	2,016,723	1,356,853
Cost of units redeemed	(2,976,052)	(3,529,173)
Account charges	(9,506)	(11,507)
Increase (decrease)	(968,835)	(2,183,827)
Net increase (decrease)	(3,471,217)	(554,267)
Net assets, beginning	14,741,073	15,295,340
Net assets, ending	$11,269,856	$14,741,073

Units sold	1,048,400	1,074,665
Units redeemed	(1,470,158)	(2,099,573)
Net increase (decrease)	(421,758)	(1,024,908)
Units outstanding, beginning	6,441,569	7,466,477
Units outstanding, ending	6,019,811	6,441,569

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$443,834,333
Cost of units redeemed/account charges	(447,133,579)
Net investment income (loss)	5,669,513
Net realized gain (loss)	6,484,441
Realized gain distributions	6,902,991
Net change in unrealized appreciation (depreciation)	(4,487,843)
$11,269,856

* Date of Fund Inception into Variable Account: 5/1/1993

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.87	6,020	$11,270	1.25%	-18.2%
12/31/2010	2.29	6,442	14,741	1.25%	11.7%
12/31/2009	2.05	7,466	15,295	1.25%	25.0%
12/31/2008	1.64	8,250	13,524	1.25%	-44.5%
12/31/2007	2.95	9,088	26,847	1.25%	15.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.91	0	$0	1.00%	-18.0%
12/31/2010	2.33	0	0	1.00%	12.0%
12/31/2009	2.08	0	0	1.00%	25.3%
12/31/2008	1.66	0	0	1.00%	-44.4%
12/31/2007	2.99	0	0	1.00%	16.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.95	0	$0	0.75%	-17.8%
12/31/2010	2.37	0	0	0.75%	12.3%
12/31/2009	2.11	0	0	0.75%	25.6%
12/31/2008	1.68	0	0	0.75%	-44.2%
12/31/2007	3.02	0	0	0.75%	16.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.99	0	$0	0.50%	-17.6%
12/31/2010	2.42	0	0	0.50%	12.6%
12/31/2009	2.15	0	0	0.50%	25.9%
12/31/2008	1.71	0	0	0.50%	-44.1%
12/31/2007	3.05	0	0	0.50%	16.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.03	0	$0	0.25%	-17.4%
12/31/2010	2.46	0	0	0.25%	12.8%
12/31/2009	2.18	0	0	0.25%	26.2%
12/31/2008	1.73	0	0	0.25%	-43.9%
12/31/2007	3.08	0	0	0.25%	17.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.36	0	$0	0.00%	-17.2%
12/31/2010	2.85	0	0	0.00%	13.1%
12/31/2009	2.52	0	0	0.00%	26.5%
12/31/2008	1.99	0	0	0.00%	-43.8%
12/31/2007	3.55	0	0	0.00%	17.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	1.3%
2009	2.0%
2008	2.6%
2007	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fifth Third All Cap Value - A Class - 316786243

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$250,634	$247,680	16,975
Receivables: investments sold	93
Payables: investments purchased	—
Net assets	$250,727

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$250,727	232,601	$1.08
Band 100	—	—	1.10
Band 75	—	—	1.12
Band 50	—	—	1.14
Band 25	—	—	1.16
Band 0	—	—	1.19
Total	$250,727	232,601

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$3,694
Mortality & expense charges	(4,063)
Net investment income (loss)	(369)

Gain (loss) on investments:
Net realized gain (loss)	(62,020)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	40,642
Net gain (loss)	(21,378)

Increase (decrease) in net assets from operations	$(21,747)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(369)	$(788)
Net realized gain (loss)	(62,020)	(33,905)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	40,642	79,637

Increase (decrease) in net assets from operations	(21,747)	44,944

Contract owner transactions:
Proceeds from units sold	34,565	50,417
Cost of units redeemed	(127,939)	(36,486)
Account charges	(35)	(54)
Increase (decrease)	(93,409)	13,877
Net increase (decrease)	(115,156)	58,821
Net assets, beginning	365,883	307,062
Net assets, ending	$250,727	$365,883

Units sold	31,366	50,420
Units redeemed	(117,631)	(36,158)
Net increase (decrease)	(86,265)	14,262
Units outstanding, beginning	318,866	304,604
Units outstanding, ending	232,601	318,866

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$717,565
Cost of units redeemed/account charges	(359,752)
Net investment income (loss)	(2,593)
Net realized gain (loss)	(205,108)
Realized gain distributions	97,661
Net change in unrealized appreciation (depreciation)	2,954
$250,727

* Date of Fund Inception into Variable Account: 3/1/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	233	$251	1.25%	-6.1%
12/31/2010	1.15	319	366	1.25%	13.8%
12/31/2009	1.01	305	307	1.25%	25.0%
12/31/2008	0.81	301	243	1.25%	-42.0%
12/31/2007	1.39	327	455	1.25%	0.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	1.00%	-5.8%
12/31/2010	1.17	0	0	1.00%	14.1%
12/31/2009	1.02	0	0	1.00%	25.3%
12/31/2008	0.82	0	0	1.00%	-41.8%
12/31/2007	1.40	0	0	1.00%	0.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	0.75%	-5.6%
12/31/2010	1.19	0	0	0.75%	14.4%
12/31/2009	1.04	0	0	0.75%	25.6%
12/31/2008	0.83	0	0	0.75%	-41.7%
12/31/2007	1.42	0	0	0.75%	1.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	0.50%	-5.4%
12/31/2010	1.21	0	0	0.50%	14.7%
12/31/2009	1.05	0	0	0.50%	25.9%
12/31/2008	0.84	0	0	0.50%	-41.5%
12/31/2007	1.43	0	0	0.50%	1.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.25%	-5.1%
12/31/2010	1.23	0	0	0.25%	15.0%
12/31/2009	1.07	0	0	0.25%	26.2%
12/31/2008	0.84	0	0	0.25%	-41.4%
12/31/2007	1.44	0	0	0.25%	1.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.00%	-4.9%
12/31/2010	1.25	0	0	0.00%	15.3%
12/31/2009	1.08	0	0	0.00%	26.5%
12/31/2008	0.85	0	0	0.00%	-41.2%
12/31/2007	1.45	0	0	0.00%	1.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.2%
2010	1.0%
2009	1.2%
2008	1.3%
2007	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fifth Third Mid Cap Growth - A Class - 316786763

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$164,139	$154,974	15,351
Receivables: investments sold	—
Payables: investments purchased	(36)
Net assets	$164,103

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$164,103	117,352	$1.40
Band 100	—	—	1.43
Band 75	—	—	1.45
Band 50	—	—	1.48
Band 25	—	—	1.51
Band 0	—	—	1.54
Total	$164,103	117,352

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(1,878)
Net investment income (loss)	(1,878)

Gain (loss) on investments:
Net realized gain (loss)	8,510
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(7,610)
Net gain (loss)	900

Increase (decrease) in net assets from operations	$(978)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,878)	$(487)
Net realized gain (loss)	8,510	945
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(7,610)	10,729

Increase (decrease) in net assets from operations	(978)	11,187

Contract owner transactions:
Proceeds from units sold	117,979	26,382
Cost of units redeemed	(15,669)	(2,550)
Account charges	(33)	(37)
Increase (decrease)	102,277	23,795
Net increase (decrease)	101,299	34,982
Net assets, beginning	62,804	27,822
Net assets, ending	$164,103	$62,804

Units sold	82,387	21,962
Units redeemed	(10,759)	(2,398)
Net increase (decrease)	71,628	19,564
Units outstanding, beginning	45,724	26,160
Units outstanding, ending	117,352	45,724

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$364,409
Cost of units redeemed/account charges	(127,879)
Net investment income (loss)	(5,873)
Net realized gain (loss)	(197,364)
Realized gain distributions	121,645
Net change in unrealized appreciation (depreciation)	9,165
$164,103

* Date of Fund Inception into Variable Account: 3/1/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	117	$164	1.25%	1.8%
12/31/2010	1.37	46	63	1.25%	29.1%
12/31/2009	1.06	26	28	1.25%	38.9%
12/31/2008	0.77	78	60	1.25%	-46.4%
12/31/2007	1.43	305	437	1.25%	7.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	1.00%	2.1%
12/31/2010	1.40	0	0	1.00%	29.5%
12/31/2009	1.08	0	0	1.00%	39.2%
12/31/2008	0.77	0	0	1.00%	-46.3%
12/31/2007	1.44	0	0	1.00%	7.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	0	$0	0.75%	2.3%
12/31/2010	1.42	0	0	0.75%	29.8%
12/31/2009	1.09	0	0	0.75%	39.6%
12/31/2008	0.78	0	0	0.75%	-46.1%
12/31/2007	1.46	0	0	0.75%	8.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.48	0	$0	0.50%	2.6%
12/31/2010	1.44	0	0	0.50%	30.1%
12/31/2009	1.11	0	0	0.50%	39.9%
12/31/2008	0.79	0	0	0.50%	-46.0%
12/31/2007	1.47	0	0	0.50%	8.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.51	0	$0	0.25%	2.8%
12/31/2010	1.47	0	0	0.25%	30.4%
12/31/2009	1.13	0	0	0.25%	40.3%
12/31/2008	0.80	0	0	0.25%	-45.9%
12/31/2007	1.48	0	0	0.25%	8.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.54	0	$0	0.00%	3.1%
12/31/2010	1.49	0	0	0.00%	30.8%
12/31/2009	1.14	0	0	0.00%	40.6%
12/31/2008	0.81	0	0	0.00%	-45.7%
12/31/2007	1.50	0	0	0.00%	8.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fifth Third Quality Growth - A Class - 316786797

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$13,922	$11,705	896
Receivables: investments sold	—
Payables: investments purchased	(3)
Net assets	$13,919

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$13,919	11,682	$1.19
Band 100	—	—	1.21
Band 75	—	—	1.24
Band 50	—	—	1.26
Band 25	—	—	1.29
Band 0	—	—	1.31
Total	$13,919	11,682

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(198)
Net investment income (loss)	(198)

Gain (loss) on investments:
Net realized gain (loss)	2,460
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,529)
Net gain (loss)	931

Increase (decrease) in net assets from operations	$733

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(198)	$(260)
Net realized gain (loss)	2,460	(898)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,529)	5,341

Increase (decrease) in net assets from operations	733	4,183

Contract owner transactions:
Proceeds from units sold	1,131	11,869
Cost of units redeemed	(15,316)	(7,300)
Account charges	(9)	(7)
Increase (decrease)	(14,194)	4,562
Net increase (decrease)	(13,461)	8,745
Net assets, beginning	27,380	18,635
Net assets, ending	$13,919	$27,380

Units sold	861	11,909
Units redeemed	(11,918)	(6,488)
Net increase (decrease)	(11,057)	5,421
Units outstanding, beginning	22,739	17,318
Units outstanding, ending	11,682	22,739

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$40,953
Cost of units redeemed/account charges	(29,733)
Net investment income (loss)	(764)
Net realized gain (loss)	619
Realized gain distributions	627
Net change in unrealized appreciation (depreciation)	2,217
$13,919

* Date of Fund Inception into Variable Account: 10/29/2001

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	12	$14	1.25%	-1.0%
12/31/2010	1.20	23	27	1.25%	11.9%
12/31/2009	1.08	17	19	1.25%	27.5%
12/31/2008	0.84	15	13	1.25%	-37.8%
12/31/2007	1.36	0	0	1.25%	19.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	1.00%	-0.8%
12/31/2010	1.22	0	0	1.00%	12.2%
12/31/2009	1.09	0	0	1.00%	27.9%
12/31/2008	0.85	0	0	1.00%	-37.6%
12/31/2007	1.37	0	0	1.00%	19.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.24	0	$0	0.75%	-0.6%
12/31/2010	1.24	0	0	0.75%	12.5%
12/31/2009	1.11	0	0	0.75%	28.2%
12/31/2008	0.86	0	0	0.75%	-37.5%
12/31/2007	1.38	0	0	0.75%	20.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.26	0	$0	0.50%	-0.3%
12/31/2010	1.27	0	0	0.50%	12.7%
12/31/2009	1.12	0	0	0.50%	28.5%
12/31/2008	0.87	0	0	0.50%	-37.3%
12/31/2007	1.39	0	0	0.50%	20.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	0.25%	-0.1%
12/31/2010	1.29	0	0	0.25%	13.0%
12/31/2009	1.14	0	0	0.25%	28.8%
12/31/2008	0.88	0	0	0.25%	-37.1%
12/31/2007	1.41	0	0	0.25%	20.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.31	0	$0	0.00%	0.2%
12/31/2010	1.31	0	0	0.00%	13.3%
12/31/2009	1.15	0	0	0.00%	29.1%
12/31/2008	0.89	0	0	0.00%	-37.0%
12/31/2007	1.42	0	0	0.00%	21.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.2%
2008	0.6%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Fifth Third Strategic Income - A Class - 316786284

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$237,986	$227,594	23,036
Receivables: investments sold	—
Payables: investments purchased	(22)
Net assets	$237,964

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$237,964	174,043	$1.37
Band 100	—	—	1.39
Band 75	—	—	1.42
Band 50	—	—	1.45
Band 25	—	—	1.48
Band 0	—	—	1.50
Total	$237,964	174,043

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$11,820
Mortality & expense charges	(3,032)
Net investment income (loss)	8,788

Gain (loss) on investments:
Net realized gain (loss)	8,517
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(6,816)
Net gain (loss)	1,701

Increase (decrease) in net assets from operations	$10,489

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,788	$8,435
Net realized gain (loss)	8,517	11,676
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(6,816)	1,052

Increase (decrease) in net assets from operations	10,489	21,163

Contract owner transactions:
Proceeds from units sold	29,190	121,832
Cost of units redeemed	(48,488)	(83,902)
Account charges	(135)	(233)
Increase (decrease)	(19,433)	37,697
Net increase (decrease)	(8,944)	58,860
Net assets, beginning	246,908	188,048
Net assets, ending	$237,964	$246,908

Units sold	21,683	96,832
Units redeemed	(36,360)	(67,745)
Net increase (decrease)	(14,677)	29,087
Units outstanding, beginning	188,720	159,633
Units outstanding, ending	174,043	188,720

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$438,438
Cost of units redeemed/account charges	(248,045)
Net investment income (loss)	26,645
Net realized gain (loss)	9,607
Realized gain distributions	927
Net change in unrealized appreciation (depreciation)	10,392
$237,964

* Date of Fund Inception into Variable Account: 3/1/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	174	$238	1.25%	4.5%
12/31/2010	1.31	189	247	1.25%	11.1%
12/31/2009	1.18	160	188	1.25%	34.9%
12/31/2008	0.87	31	27	1.25%	-21.9%
12/31/2007	1.12	17	19	1.25%	-1.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	1.00%	4.8%
12/31/2010	1.33	0	0	1.00%	11.3%
12/31/2009	1.19	0	0	1.00%	35.3%
12/31/2008	0.88	0	0	1.00%	-21.7%
12/31/2007	1.13	0	0	1.00%	-0.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.75%	5.0%
12/31/2010	1.35	0	0	0.75%	11.6%
12/31/2009	1.21	0	0	0.75%	35.6%
12/31/2008	0.89	0	0	0.75%	-21.5%
12/31/2007	1.14	0	0	0.75%	-0.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	0	$0	0.50%	5.3%
12/31/2010	1.37	0	0	0.50%	11.9%
12/31/2009	1.23	0	0	0.50%	36.0%
12/31/2008	0.90	0	0	0.50%	-21.3%
12/31/2007	1.15	0	0	0.50%	-0.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.48	0	$0	0.25%	5.6%
12/31/2010	1.40	0	0	0.25%	12.2%
12/31/2009	1.25	0	0	0.25%	36.3%
12/31/2008	0.91	0	0	0.25%	-21.1%
12/31/2007	1.16	0	0	0.25%	-0.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.50	0	$0	0.00%	5.8%
12/31/2010	1.42	0	0	0.00%	12.5%
12/31/2009	1.26	0	0	0.00%	36.6%
12/31/2008	0.92	0	0	0.00%	-20.9%
12/31/2007	1.17	0	0	0.00%	0.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	4.9%
2010	5.1%
2009	8.1%
2008	9.1%
2007	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Nuveen Mid Cap Growth Opportunities - A Class - 670690718

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$364,221	$330,280	9,430
Receivables: investments sold	—
Payables: investments purchased	(7,457)
Net assets	$356,764

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$356,764	325,064	$1.10
Band 100	—	—	1.11
Band 75	—	—	1.13
Band 50	—	—	1.14
Band 25	—	—	1.16
Band 0	—	—	1.17
Total	$356,764	325,064

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(5,278)
Net investment income (loss)	(5,278)

Gain (loss) on investments:
Net realized gain (loss)	(668)
Realized gain distributions	14,746
Net change in unrealized appreciation (depreciation)	(26,701)
Net gain (loss)	(12,623)

Increase (decrease) in net assets from operations	$(17,901)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,278)	$(4,009)
Net realized gain (loss)	(668)	(4,093)
Realized gain distributions	14,746	—
Net change in unrealized appreciation (depreciation)	(26,701)	89,117

Increase (decrease) in net assets from operations	(17,901)	81,015

Contract owner transactions:
Proceeds from units sold	99,495	60,902
Cost of units redeemed	(125,686)	(19,325)
Account charges	(167)	(120)
Increase (decrease)	(26,358)	41,457
Net increase (decrease)	(44,259)	122,472
Net assets, beginning	401,023	278,551
Net assets, ending	$356,764	$401,023

Units sold	82,044	63,442
Units redeemed	(107,184)	(19,730)
Net increase (decrease)	(25,140)	43,712
Units outstanding, beginning	350,204	306,492
Units outstanding, ending	325,064	350,204

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,533,447
Cost of units redeemed/account charges	(1,187,539)
Net investment income (loss)	(19,699)
Net realized gain (loss)	(58,260)
Realized gain distributions	54,874
Net change in unrealized appreciation (depreciation)	33,941
$356,764

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	325	$357	1.25%	-4.2%
12/31/2010	1.15	350	401	1.25%	26.0%
12/31/2009	0.91	306	279	1.25%	43.7%
12/31/2008	0.63	278	176	1.25%	-46.5%
12/31/2007	1.18	329	389	1.25%	15.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	1.00%	-3.9%
12/31/2010	1.16	0	0	1.00%	26.3%
12/31/2009	0.92	0	0	1.00%	44.0%
12/31/2008	0.64	0	0	1.00%	-46.3%
12/31/2007	1.19	0	0	1.00%	15.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.75%	-3.7%
12/31/2010	1.17	0	0	0.75%	26.6%
12/31/2009	0.92	0	0	0.75%	44.4%
12/31/2008	0.64	0	0	0.75%	-46.2%
12/31/2007	1.19	0	0	0.75%	15.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	0.50%	-3.4%
12/31/2010	1.18	0	0	0.50%	26.9%
12/31/2009	0.93	0	0	0.50%	44.7%
12/31/2008	0.64	0	0	0.50%	-46.1%
12/31/2007	1.19	0	0	0.50%	16.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.25%	-3.2%
12/31/2010	1.19	0	0	0.25%	27.3%
12/31/2009	0.94	0	0	0.25%	45.1%
12/31/2008	0.65	0	0	0.25%	-45.9%
12/31/2007	1.20	0	0	0.25%	16.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	0.00%	-3.0%
12/31/2010	1.21	0	0	0.00%	27.6%
12/31/2009	0.95	0	0	0.00%	45.5%
12/31/2008	0.65	0	0	0.00%	-45.8%
12/31/2007	1.20	0	0	0.00%	16.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Nuveen Mid Cap Growth Opportunities - R3 Class - 670690742

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$38,869	$38,687	1,050
Receivables: investments sold	—
Payables: investments purchased	(11)
Net assets	$38,858

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$38,858	35,872	$1.08
Band 100	—	—	1.10
Band 75	—	—	1.11
Band 50	—	—	1.13
Band 25	—	—	1.14
Band 0	—	—	1.16
Total	$38,858	35,872

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(134)
Net investment income (loss)	(134)

Gain (loss) on investments:
Net realized gain (loss)	1,338
Realized gain distributions	1,577
Net change in unrealized appreciation (depreciation)	(824)
Net gain (loss)	2,091

Increase (decrease) in net assets from operations	$1,957

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(134)	$(61)
Net realized gain (loss)	1,338	604
Realized gain distributions	1,577	—
Net change in unrealized appreciation (depreciation)	(824)	132

Increase (decrease) in net assets from operations	1,957	675

Contract owner transactions:
Proceeds from units sold	37,446	2,762
Cost of units redeemed	(5,606)	(3,039)
Account charges	(11)	(18)
Increase (decrease)	31,829	(295)
Net increase (decrease)	33,786	380
Net assets, beginning	5,072	4,692
Net assets, ending	$38,858	$5,072

Units sold	36,406	2,911
Units redeemed	(5,010)	(3,639)
Net increase (decrease)	31,396	(728)
Units outstanding, beginning	4,476	5,204
Units outstanding, ending	35,872	4,476

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$44,078
Cost of units redeemed/account charges	(8,681)
Net investment income (loss)	(232)
Net realized gain (loss)	1,934
Realized gain distributions	1,577
Net change in unrealized appreciation (depreciation)	182
$38,858

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	36	$39	1.25%	-4.4%
12/31/2010	1.13	4	5	1.25%	25.7%
12/31/2009	0.90	5	5	1.25%	43.3%
12/31/2008	0.63	2	1	1.25%	-46.6%
12/31/2007	1.18	0	0	1.25%	15.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	1.00%	-4.2%
12/31/2010	1.15	0	0	1.00%	26.0%
12/31/2009	0.91	0	0	1.00%	43.6%
12/31/2008	0.63	0	0	1.00%	-46.5%
12/31/2007	1.18	0	0	1.00%	15.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	0.75%	-3.9%
12/31/2010	1.16	0	0	0.75%	26.3%
12/31/2009	0.92	0	0	0.75%	44.0%
12/31/2008	0.64	0	0	0.75%	-46.3%
12/31/2007	1.19	0	0	0.75%	15.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.50%	-3.7%
12/31/2010	1.17	0	0	0.50%	26.6%
12/31/2009	0.92	0	0	0.50%	44.3%
12/31/2008	0.64	0	0	0.50%	-46.2%
12/31/2007	1.19	0	0	0.50%	15.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	0.25%	-3.5%
12/31/2010	1.18	0	0	0.25%	27.0%
12/31/2009	0.93	0	0	0.25%	44.7%
12/31/2008	0.64	0	0	0.25%	-46.1%
12/31/2007	1.19	0	0	0.25%	16.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.00%	-3.2%
12/31/2010	1.19	0	0	0.00%	27.3%
12/31/2009	0.94	0	0	0.00%	45.1%
12/31/2008	0.65	0	0	0.00%	-45.9%
12/31/2007	1.20	0	0	0.00%	16.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Nuveen Mid Cap Index Fund - R3 Class - 670690601

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,730,908	$1,692,083	142,396
Receivables: investments sold	—
Payables: investments purchased	(5,064)
Net assets	$1,725,844

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,711,386	1,714,833	$1.00
Band 100	923	915	1.01
Band 75	—	—	1.02
Band 50	1,155	1,122	1.03
Band 25	—	—	1.04
Band 0	12,380	11,780	1.05
Total	$1,725,844	1,728,650

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(21,881)
Net investment income (loss)	(21,881)

Gain (loss) on investments:
Net realized gain (loss)	138,838
Realized gain distributions	65,398
Net change in unrealized appreciation (depreciation)	(258,908)
Net gain (loss)	(54,672)

Increase (decrease) in net assets from operations	$(76,553)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(21,881)	$(4,949)
Net realized gain (loss)	138,838	42,298
Realized gain distributions	65,398	—
Net change in unrealized appreciation (depreciation)	(258,908)	237,236

Increase (decrease) in net assets from operations	(76,553)	274,585

Contract owner transactions:
Proceeds from units sold	975,264	1,153,317
Cost of units redeemed	(756,912)	(467,488)
Account charges	(1,978)	(1,324)
Increase (decrease)	216,374	684,505
Net increase (decrease)	139,821	959,090
Net assets, beginning	1,586,023	626,933
Net assets, ending	$1,725,844	$1,586,023

Units sold	1,024,713	1,321,487
Units redeemed	(827,471)	(539,783)
Net increase (decrease)	197,242	781,704
Units outstanding, beginning	1,531,408	749,704
Units outstanding, ending	1,728,650	1,531,408

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,314,132
Cost of units redeemed/account charges	(1,810,985)
Net investment income (loss)	(26,421)
Net realized gain (loss)	135,620
Realized gain distributions	74,673
Net change in unrealized appreciation (depreciation)	38,825
$1,725,844

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	1,715	$1,711	1.25%	-3.6%
12/31/2010	1.04	1,525	1,579	1.25%	23.8%
12/31/2009	0.84	750	627	1.25%	34.7%
12/31/2008	0.62	215	133	1.25%	-37.2%
12/31/2007	0.99	0	0	1.25%	-1.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	1	$1	1.00%	-3.4%
12/31/2010	1.04	0	0	1.00%	24.1%
12/31/2009	0.84	0	0	1.00%	35.0%
12/31/2008	0.62	0	0	1.00%	-37.1%
12/31/2007	0.99	0	0	1.00%	-1.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	-3.1%
12/31/2010	1.05	0	0	0.75%	24.5%
12/31/2009	0.85	0	0	0.75%	35.4%
12/31/2008	0.62	0	0	0.75%	-36.9%
12/31/2007	0.99	0	0	0.75%	-1.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	1	$1	0.50%	-2.9%
12/31/2010	1.06	3	3	0.50%	24.8%
12/31/2009	0.85	0	0	0.50%	35.7%
12/31/2008	0.63	0	0	0.50%	-36.7%
12/31/2007	0.99	0	0	0.50%	-1.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.25%	-2.7%
12/31/2010	1.07	0	0	0.25%	25.1%
12/31/2009	0.85	0	0	0.25%	36.0%
12/31/2008	0.63	0	0	0.25%	-36.6%
12/31/2007	0.99	0	0	0.25%	-1.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	12	$12	0.00%	-2.4%
12/31/2010	1.08	3	4	0.00%	25.4%
12/31/2009	0.86	0	0	0.00%	36.4%
12/31/2008	0.63	0	0	0.00%	-36.4%
12/31/2007	0.99	0	0	0.00%	-0.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.7%
2009	0.9%
2008	1.6%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Nuveen Mid Cap Value Fund - A Class - 670678853

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$94,249	$91,877	4,310
Receivables: investments sold	29
Payables: investments purchased	—
Net assets	$94,278

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$94,278	102,847	$0.92
Band 100	—	—	0.93
Band 75	—	—	0.94
Band 50	—	—	0.95
Band 25	—	—	0.97
Band 0	—	—	0.98
Total	$94,278	102,847

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$550
Mortality & expense charges	(1,227)
Net investment income (loss)	(677)

Gain (loss) on investments:
Net realized gain (loss)	(35)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(7,970)
Net gain (loss)	(8,005)

Increase (decrease) in net assets from operations	$(8,682)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(677)	$(23)
Net realized gain (loss)	(35)	(1,288)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(7,970)	16,596

Increase (decrease) in net assets from operations	(8,682)	15,285

Contract owner transactions:
Proceeds from units sold	18,148	21,284
Cost of units redeemed	(9,694)	(12,446)
Account charges	(81)	(25)
Increase (decrease)	8,373	8,813
Net increase (decrease)	(309)	24,098
Net assets, beginning	94,587	70,489
Net assets, ending	$94,278	$94,587

Units sold	18,581	24,612
Units redeemed	(10,081)	(13,914)
Net increase (decrease)	8,500	10,698
Units outstanding, beginning	94,347	83,649
Units outstanding, ending	102,847	94,347

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$161,217
Cost of units redeemed/account charges	(57,887)
Net investment income (loss)	(681)
Net realized gain (loss)	(10,743)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	2,372
$94,278

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	103	$94	1.25%	-8.6%
12/31/2010	1.00	94	95	1.25%	19.0%
12/31/2009	0.84	84	70	1.25%	26.9%
12/31/2008	0.66	110	73	1.25%	-37.3%
12/31/2007	1.06	0	0	1.25%	3.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	1.00%	-8.3%
12/31/2010	1.01	0	0	1.00%	19.3%
12/31/2009	0.85	0	0	1.00%	27.2%
12/31/2008	0.67	0	0	1.00%	-37.1%
12/31/2007	1.06	0	0	1.00%	3.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.75%	-8.1%
12/31/2010	1.02	0	0	0.75%	19.6%
12/31/2009	0.86	0	0	0.75%	27.6%
12/31/2008	0.67	0	0	0.75%	-37.0%
12/31/2007	1.07	0	0	0.75%	3.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	0	$0	0.50%	-7.9%
12/31/2010	1.03	0	0	0.50%	19.9%
12/31/2009	0.86	0	0	0.50%	27.9%
12/31/2008	0.67	0	0	0.50%	-36.8%
12/31/2007	1.07	0	0	0.50%	3.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.25%	-7.6%
12/31/2010	1.05	0	0	0.25%	20.2%
12/31/2009	0.87	0	0	0.25%	28.2%
12/31/2008	0.68	0	0	0.25%	-36.7%
12/31/2007	1.07	0	0	0.25%	4.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.00%	-7.4%
12/31/2010	1.06	0	0	0.00%	20.5%
12/31/2009	0.88	0	0	0.00%	28.5%
12/31/2008	0.68	0	0	0.00%	-36.5%
12/31/2007	1.07	0	0	0.00%	4.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.6%
2010	1.2%
2009	1.0%
2008	2.2%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Nuveen Mid Cap Value Fund - R3 Class - 670690882

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$14,725	$14,589	681
Receivables: investments sold	120
Payables: investments purchased	—
Net assets	$14,845

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$14,845	16,406	$0.90
Band 100	—	—	0.92
Band 75	—	—	0.93
Band 50	—	—	0.94
Band 25	—	—	0.95
Band 0	—	—	0.97
Total	$14,845	16,406

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$47
Mortality & expense charges	(530)
Net investment income (loss)	(483)

Gain (loss) on investments:
Net realized gain (loss)	17,004
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(21,690)
Net gain (loss)	(4,686)

Increase (decrease) in net assets from operations	$(5,169)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(483)	$(184)
Net realized gain (loss)	17,004	779
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(21,690)	8,364

Increase (decrease) in net assets from operations	(5,169)	8,959

Contract owner transactions:
Proceeds from units sold	6,010	7,937
Cost of units redeemed	(43,429)	(2,947)
Account charges	(12)	(28)
Increase (decrease)	(37,431)	4,962
Net increase (decrease)	(42,600)	13,921
Net assets, beginning	57,445	43,524
Net assets, ending	$14,845	$57,445

Units sold	6,194	9,426
Units redeemed	(47,689)	(3,597)
Net increase (decrease)	(41,495)	5,829
Units outstanding, beginning	57,901	52,072
Units outstanding, ending	16,406	57,901

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$52,977
Cost of units redeemed/account charges	(54,134)
Net investment income (loss)	(739)
Net realized gain (loss)	16,605
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	136
$14,845

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	16	$15	1.25%	-8.8%
12/31/2010	0.99	58	57	1.25%	18.7%
12/31/2009	0.84	52	44	1.25%	26.6%
12/31/2008	0.66	5	3	1.25%	-37.5%
12/31/2007	1.06	0	0	1.25%	2.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	1.00%	-8.6%
12/31/2010	1.00	0	0	1.00%	19.0%
12/31/2009	0.84	0	0	1.00%	27.0%
12/31/2008	0.66	0	0	1.00%	-37.3%
12/31/2007	1.06	0	0	1.00%	3.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.75%	-8.3%
12/31/2010	1.01	0	0	0.75%	19.3%
12/31/2009	0.85	0	0	0.75%	27.3%
12/31/2008	0.67	0	0	0.75%	-37.2%
12/31/2007	1.06	0	0	0.75%	3.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.50%	-8.1%
12/31/2010	1.02	0	0	0.50%	19.6%
12/31/2009	0.86	0	0	0.50%	27.6%
12/31/2008	0.67	0	0	0.50%	-37.0%
12/31/2007	1.07	0	0	0.50%	3.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	0	$0	0.25%	-7.9%
12/31/2010	1.03	0	0	0.25%	19.9%
12/31/2009	0.86	0	0	0.25%	27.9%
12/31/2008	0.67	0	0	0.25%	-36.9%
12/31/2007	1.07	0	0	0.25%	3.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.00%	-7.6%
12/31/2010	1.05	0	0	0.00%	20.2%
12/31/2009	0.87	0	0	0.00%	28.2%
12/31/2008	0.68	0	0	0.00%	-36.7%
12/31/2007	1.07	0	0	0.00%	4.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.1%
2010	0.8%
2009	1.4%
2008	1.7%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Nuveen Real Estate Securities Fund - A Class - 670678705

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$752,100	$745,516	40,166
Receivables: investments sold	1,429
Payables: investments purchased	—
Net assets	$753,529

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$753,529	537,716	$1.40
Band 100	—	—	1.41
Band 75	—	—	1.42
Band 50	—	—	1.42
Band 25	—	—	1.43
Band 0	—	—	1.44
Total	$753,529	537,716

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$13,972
Mortality & expense charges	(8,765)
Net investment income (loss)	5,207

Gain (loss) on investments:
Net realized gain (loss)	22,365
Realized gain distributions	9,767
Net change in unrealized appreciation (depreciation)	(15,941)
Net gain (loss)	16,191

Increase (decrease) in net assets from operations	$21,398

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,207	$1,709
Net realized gain (loss)	22,365	625
Realized gain distributions	9,767	—
Net change in unrealized appreciation (depreciation)	(15,941)	22,525

Increase (decrease) in net assets from operations	21,398	24,859

Contract owner transactions:
Proceeds from units sold	745,772	584,468
Cost of units redeemed	(427,020)	(195,875)
Account charges	(53)	(20)
Increase (decrease)	318,699	388,573
Net increase (decrease)	340,097	413,432
Net assets, beginning	413,432	—
Net assets, ending	$753,529	$413,432

Units sold	547,951	465,120
Units redeemed	(323,815)	(151,540)
Net increase (decrease)	224,136	313,580
Units outstanding, beginning	313,580	—
Units outstanding, ending	537,716	313,580

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,330,240
Cost of units redeemed/account charges	(622,968)
Net investment income (loss)	6,916
Net realized gain (loss)	22,990
Realized gain distributions	9,767
Net change in unrealized appreciation (depreciation)	6,584
$753,529

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	538	$754	1.25%	6.3%
12/31/2010	1.32	314	413	1.25%	28.6%
12/31/2009	1.03	0	0	1.25%	2.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	1.00%	6.6%
12/31/2010	1.32	0	0	1.00%	28.9%
12/31/2009	1.03	0	0	1.00%	2.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.75%	6.8%
12/31/2010	1.33	0	0	0.75%	29.3%
12/31/2009	1.03	0	0	0.75%	2.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.50%	7.1%
12/31/2010	1.33	0	0	0.50%	29.6%
12/31/2009	1.03	0	0	0.50%	2.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.25%	7.4%
12/31/2010	1.33	0	0	0.25%	29.9%
12/31/2009	1.03	0	0	0.25%	2.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	0	$0	0.00%	7.6%
12/31/2010	1.34	0	0	0.00%	30.2%
12/31/2009	1.03	0	0	0.00%	2.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.4%
2010	1.5%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Nuveen Real Estate Securities Fund - R3 Class - 670678549

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$891,258	$884,213	48,072
Receivables: investments sold	21,644
Payables: investments purchased	—
Net assets	$912,902

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$786,714	563,985	$1.39
Band 100	—	—	1.40
Band 75	—	—	1.41
Band 50	—	—	1.42
Band 25	—	—	1.42
Band 0	126,188	88,192	1.43
Total	$912,902	652,177

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$14,746
Mortality & expense charges	(8,441)
Net investment income (loss)	6,305

Gain (loss) on investments:
Net realized gain (loss)	35,051
Realized gain distributions	10,708
Net change in unrealized appreciation (depreciation)	(6,427)
Net gain (loss)	39,332

Increase (decrease) in net assets from operations	$45,637

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,305	$1,493
Net realized gain (loss)	35,051	9,145
Realized gain distributions	10,708	—
Net change in unrealized appreciation (depreciation)	(6,427)	13,472

Increase (decrease) in net assets from operations	45,637	24,110

Contract owner transactions:
Proceeds from units sold	940,964	460,784
Cost of units redeemed	(461,342)	(96,625)
Account charges	(541)	(85)
Increase (decrease)	479,081	364,074
Net increase (decrease)	524,718	388,184
Net assets, beginning	388,184	—
Net assets, ending	$912,902	$388,184

Units sold	704,873	370,798
Units redeemed	(346,756)	(76,738)
Net increase (decrease)	358,117	294,060
Units outstanding, beginning	294,060	—
Units outstanding, ending	652,177	294,060

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,401,748
Cost of units redeemed/account charges	(558,593)
Net investment income (loss)	7,798
Net realized gain (loss)	44,196
Realized gain distributions	10,708
Net change in unrealized appreciation (depreciation)	7,045
$912,902

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	564	$787	1.25%	6.0%
12/31/2010	1.32	221	291	1.25%	28.3%
12/31/2009	1.03	0	0	1.25%	2.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	1.00%	6.3%
12/31/2010	1.32	0	0	1.00%	28.6%
12/31/2009	1.03	0	0	1.00%	2.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.75%	6.5%
12/31/2010	1.32	0	0	0.75%	28.9%
12/31/2009	1.03	0	0	0.75%	2.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.50%	6.8%
12/31/2010	1.33	0	0	0.50%	29.3%
12/31/2009	1.03	0	0	0.50%	2.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.25%	7.1%
12/31/2010	1.33	0	0	0.25%	29.6%
12/31/2009	1.03	0	0	0.25%	2.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	88	$126	0.00%	7.3%
12/31/2010	1.33	73	97	0.00%	29.9%
12/31/2009	1.03	0	0	0.00%	2.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.3%
2010	1.2%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Nuveen Small Cap Index Fund - R3 Class - 670690205

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,403,650	$1,312,504	137,809
Receivables: investments sold	626
Payables: investments purchased	—
Net assets	$1,404,276

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,242,650	1,347,252	$0.92
Band 100	—	—	0.93
Band 75	—	—	0.94
Band 50	764	803	0.95
Band 25	—	—	0.96
Band 0	160,862	165,621	0.97
Total	$1,404,276	1,513,676

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$344
Mortality & expense charges	(14,648)
Net investment income (loss)	(14,304)

Gain (loss) on investments:
Net realized gain (loss)	49,246
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(126,555)
Net gain (loss)	(77,309)

Increase (decrease) in net assets from operations	$(91,613)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(14,304)	$(4,229)
Net realized gain (loss)	49,246	45,459
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(126,555)	160,887

Increase (decrease) in net assets from operations	(91,613)	202,117

Contract owner transactions:
Proceeds from units sold	662,448	636,106
Cost of units redeemed	(295,710)	(189,191)
Account charges	(3,673)	(2,353)
Increase (decrease)	363,065	444,562
Net increase (decrease)	271,452	646,679
Net assets, beginning	1,132,824	486,145
Net assets, ending	$1,404,276	$1,132,824

Units sold	683,488	766,471
Units redeemed	(317,686)	(232,963)
Net increase (decrease)	365,802	533,508
Units outstanding, beginning	1,147,874	614,366
Units outstanding, ending	1,513,676	1,147,874

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,233,090
Cost of units redeemed/account charges	(925,645)
Net investment income (loss)	(18,781)
Net realized gain (loss)	(3,997)
Realized gain distributions	28,463
Net change in unrealized appreciation (depreciation)	91,146
$1,404,276

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	1,347	$1,243	1.25%	-6.1%
12/31/2010	0.98	1,013	995	1.25%	24.2%
12/31/2009	0.79	610	483	1.25%	24.9%
12/31/2008	0.63	296	188	1.25%	-34.8%
12/31/2007	0.97	0	0	1.25%	-2.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	1.00%	-5.9%
12/31/2010	0.99	0	0	1.00%	24.5%
12/31/2009	0.80	0	0	1.00%	25.2%
12/31/2008	0.64	0	0	1.00%	-34.6%
12/31/2007	0.97	0	0	1.00%	-2.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.75%	-5.6%
12/31/2010	1.00	0	0	0.75%	24.8%
12/31/2009	0.80	0	0	0.75%	25.5%
12/31/2008	0.64	0	0	0.75%	-34.4%
12/31/2007	0.97	0	0	0.75%	-2.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	1	$1	0.50%	-5.4%
12/31/2010	1.01	1	1	0.50%	25.1%
12/31/2009	0.80	0	0	0.50%	25.8%
12/31/2008	0.64	0	0	0.50%	-34.3%
12/31/2007	0.97	0	0	0.50%	-2.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	0	$0	0.25%	-5.2%
12/31/2010	1.01	0	0	0.25%	25.4%
12/31/2009	0.81	0	0	0.25%	26.2%
12/31/2008	0.64	0	0	0.25%	-34.1%
12/31/2007	0.97	0	0	0.25%	-2.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	166	$161	0.00%	-4.9%
12/31/2010	1.02	134	137	0.00%	25.7%
12/31/2009	0.81	4	3	0.00%	26.5%
12/31/2008	0.64	0	0	0.00%	-33.9%
12/31/2007	0.97	0	0	0.00%	-2.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.5%
2009	0.7%
2008	1.8%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Nuveen Small Cap Select Fund - A Class - 670690833

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$515,773	$460,984	40,808
Receivables: investments sold	—
Payables: investments purchased	(1,173)
Net assets	$514,600

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$514,600	515,456	$1.00
Band 100	—	—	1.01
Band 75	—	—	1.02
Band 50	—	—	1.04
Band 25	—	—	1.05
Band 0	—	—	1.07
Total	$514,600	515,456

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(6,545)
Net investment income (loss)	(6,545)

Gain (loss) on investments:
Net realized gain (loss)	2,562
Realized gain distributions	12,001
Net change in unrealized appreciation (depreciation)	(20,852)
Net gain (loss)	(6,289)

Increase (decrease) in net assets from operations	$(12,834)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,545)	$(5,842)
Net realized gain (loss)	2,562	(12,612)
Realized gain distributions	12,001	—
Net change in unrealized appreciation (depreciation)	(20,852)	114,953

Increase (decrease) in net assets from operations	(12,834)	96,499

Contract owner transactions:
Proceeds from units sold	27,159	64,056
Cost of units redeemed	(44,728)	(59,007)
Account charges	(39)	(20)
Increase (decrease)	(17,608)	5,029
Net increase (decrease)	(30,442)	101,528
Net assets, beginning	545,042	443,514
Net assets, ending	$514,600	$545,042

Units sold	66,627	73,241
Units redeemed	(79,391)	(66,742)
Net increase (decrease)	(12,764)	6,499
Units outstanding, beginning	528,220	521,721
Units outstanding, ending	515,456	528,220

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$837,814
Cost of units redeemed/account charges	(291,445)
Net investment income (loss)	(24,870)
Net realized gain (loss)	(109,928)
Realized gain distributions	48,240
Net change in unrealized appreciation (depreciation)	54,789
$514,600

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	515	$515	1.25%	-3.2%
12/31/2010	1.03	528	545	1.25%	21.4%
12/31/2009	0.85	522	444	1.25%	35.8%
12/31/2008	0.63	437	273	1.25%	-35.1%
12/31/2007	0.96	568	548	1.25%	-6.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	-3.0%
12/31/2010	1.04	0	0	1.00%	21.7%
12/31/2009	0.86	0	0	1.00%	36.1%
12/31/2008	0.63	0	0	1.00%	-35.0%
12/31/2007	0.97	0	0	1.00%	-6.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	-2.8%
12/31/2010	1.05	0	0	0.75%	22.0%
12/31/2009	0.86	0	0	0.75%	36.5%
12/31/2008	0.63	0	0	0.75%	-34.8%
12/31/2007	0.97	0	0	0.75%	-6.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.50%	-2.5%
12/31/2010	1.06	0	0	0.50%	22.3%
12/31/2009	0.87	0	0	0.50%	36.8%
12/31/2008	0.64	0	0	0.50%	-34.6%
12/31/2007	0.97	0	0	0.50%	-5.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.25%	-2.3%
12/31/2010	1.08	0	0	0.25%	22.6%
12/31/2009	0.88	0	0	0.25%	37.2%
12/31/2008	0.64	0	0	0.25%	-34.5%
12/31/2007	0.98	0	0	0.25%	-5.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.00%	-2.0%
12/31/2010	1.09	0	0	0.00%	22.9%
12/31/2009	0.88	0	0	0.00%	37.5%
12/31/2008	0.64	0	0	0.00%	-34.3%
12/31/2007	0.98	0	0	0.00%	-5.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Nuveen Small Cap Select Fund - R3 Class - 670690866

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$164,196	$141,280	13,014
Receivables: investments sold	—
Payables: investments purchased	(4,378)
Net assets	$159,818

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$159,818	162,205	$0.99
Band 100	—	—	1.00
Band 75	—	—	1.01
Band 50	—	—	1.02
Band 25	—	—	1.04
Band 0	—	—	1.05
Total	$159,818	162,205

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(2,288)
Net investment income (loss)	(2,288)

Gain (loss) on investments:
Net realized gain (loss)	6,607
Realized gain distributions	3,935
Net change in unrealized appreciation (depreciation)	(17,078)
Net gain (loss)	(6,536)

Increase (decrease) in net assets from operations	$(8,824)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,288)	$(941)
Net realized gain (loss)	6,607	(280)
Realized gain distributions	3,935	—
Net change in unrealized appreciation (depreciation)	(17,078)	36,647

Increase (decrease) in net assets from operations	(8,824)	35,426

Contract owner transactions:
Proceeds from units sold	14,380	180,518
Cost of units redeemed	(30,925)	(69,335)
Account charges	(8)	(154)
Increase (decrease)	(16,553)	111,029
Net increase (decrease)	(25,377)	146,455
Net assets, beginning	185,195	38,740
Net assets, ending	$159,818	$185,195

Units sold	45,417	224,195
Units redeemed	(64,545)	(88,798)
Net increase (decrease)	(19,128)	135,397
Units outstanding, beginning	181,333	45,936
Units outstanding, ending	162,205	181,333

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$310,308
Cost of units redeemed/account charges	(165,359)
Net investment income (loss)	(3,696)
Net realized gain (loss)	(10,788)
Realized gain distributions	6,437
Net change in unrealized appreciation (depreciation)	22,916
$159,818

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	162	$160	1.25%	-3.5%
12/31/2010	1.02	181	185	1.25%	21.1%
12/31/2009	0.84	46	39	1.25%	35.5%
12/31/2008	0.62	14	9	1.25%	-35.3%
12/31/2007	0.96	43	41	1.25%	-6.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	1.00%	-3.3%
12/31/2010	1.03	0	0	1.00%	21.4%
12/31/2009	0.85	0	0	1.00%	35.8%
12/31/2008	0.63	0	0	1.00%	-35.2%
12/31/2007	0.97	0	0	1.00%	-6.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.75%	-3.0%
12/31/2010	1.04	0	0	0.75%	21.7%
12/31/2009	0.86	0	0	0.75%	36.1%
12/31/2008	0.63	0	0	0.75%	-35.0%
12/31/2007	0.97	0	0	0.75%	-6.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	-2.8%
12/31/2010	1.05	0	0	0.50%	22.0%
12/31/2009	0.86	0	0	0.50%	36.5%
12/31/2008	0.63	0	0	0.50%	-34.8%
12/31/2007	0.97	0	0	0.50%	-6.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.25%	-2.6%
12/31/2010	1.07	0	0	0.25%	22.3%
12/31/2009	0.87	0	0	0.25%	36.8%
12/31/2008	0.64	0	0	0.25%	-34.7%
12/31/2007	0.97	0	0	0.25%	-5.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.00%	-2.3%
12/31/2010	1.08	0	0	0.00%	22.6%
12/31/2009	0.88	0	0	0.00%	37.2%
12/31/2008	0.64	0	0	0.00%	-34.5%
12/31/2007	0.98	0	0	0.00%	-5.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Nuveen Small Cap Value Fund - A Class - 670678309

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$46,211	$33,682	3,993
Receivables: investments sold	—
Payables: investments purchased	(162)
Net assets	$46,049

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$46,049	47,766	$0.96
Band 100	—	—	0.98
Band 75	—	—	0.99
Band 50	—	—	1.00
Band 25	—	—	1.02
Band 0	—	—	1.03
Total	$46,049	47,766

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(606)
Net investment income (loss)	(606)

Gain (loss) on investments:
Net realized gain (loss)	366
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,151)
Net gain (loss)	(785)

Increase (decrease) in net assets from operations	$(1,391)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(606)	$(512)
Net realized gain (loss)	366	(359)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,151)	11,097

Increase (decrease) in net assets from operations	(1,391)	10,226

Contract owner transactions:
Proceeds from units sold	7,358	7,454
Cost of units redeemed	(9,338)	(4,588)
Account charges	(43)	(23)
Increase (decrease)	(2,023)	2,843
Net increase (decrease)	(3,414)	13,069
Net assets, beginning	49,463	36,394
Net assets, ending	$46,049	$49,463

Units sold	7,667	9,152
Units redeemed	(10,527)	(5,696)
Net increase (decrease)	(2,860)	3,456
Units outstanding, beginning	50,626	47,170
Units outstanding, ending	47,766	50,626

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$84,913
Cost of units redeemed/account charges	(43,683)
Net investment income (loss)	(1,368)
Net realized gain (loss)	(6,355)
Realized gain distributions	13
Net change in unrealized appreciation (depreciation)	12,529
$46,049

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $100

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	48	$46	1.25%	-1.3%
12/31/2010	0.98	51	49	1.25%	26.6%
12/31/2009	0.77	47	36	1.25%	16.8%
12/31/2008	0.66	67	45	1.25%	-30.8%
12/31/2007	0.95	0	0	1.25%	-7.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	1.00%	-1.1%
12/31/2010	0.99	0	0	1.00%	26.9%
12/31/2009	0.78	0	0	1.00%	17.1%
12/31/2008	0.66	0	0	1.00%	-30.6%
12/31/2007	0.96	0	0	1.00%	-7.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.75%	-0.8%
12/31/2010	1.00	0	0	0.75%	27.3%
12/31/2009	0.78	0	0	0.75%	17.4%
12/31/2008	0.67	0	0	0.75%	-30.4%
12/31/2007	0.96	0	0	0.75%	-6.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.50%	-0.6%
12/31/2010	1.01	0	0	0.50%	27.6%
12/31/2009	0.79	0	0	0.50%	17.7%
12/31/2008	0.67	0	0	0.50%	-30.2%
12/31/2007	0.96	0	0	0.50%	-6.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	-0.3%
12/31/2010	1.02	0	0	0.25%	27.9%
12/31/2009	0.80	0	0	0.25%	18.0%
12/31/2008	0.68	0	0	0.25%	-30.1%
12/31/2007	0.97	0	0	0.25%	-6.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.00%	-0.1%
12/31/2010	1.03	0	0	0.00%	28.2%
12/31/2009	0.80	0	0	0.00%	18.3%
12/31/2008	0.68	0	0	0.00%	-29.9%
12/31/2007	0.97	0	0	0.00%	-6.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.2%
2008	2.1%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Nuveen Small Cap Value Fund - R3 Class - 670690825

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$31,302	$28,197	2,763
Receivables: investments sold	5
Payables: investments purchased	—
Net assets	$31,307

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$13,351	14,015	$0.95
Band 100	—	—	0.97
Band 75	—	—	0.98
Band 50	17,956	18,130	0.99
Band 25	—	—	1.00
Band 0	—	—	1.02
Total	$31,307	32,145

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(261)
Net investment income (loss)	(261)

Gain (loss) on investments:
Net realized gain (loss)	751
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,576)
Net gain (loss)	(825)

Increase (decrease) in net assets from operations	$(1,086)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(261)	$(139)
Net realized gain (loss)	751	2,485
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,576)	3,808

Increase (decrease) in net assets from operations	(1,086)	6,154

Contract owner transactions:
Proceeds from units sold	6,614	27,992
Cost of units redeemed	(5,909)	(28,063)
Account charges	(91)	(44)
Increase (decrease)	614	(115)
Net increase (decrease)	(472)	6,039
Net assets, beginning	31,779	25,740
Net assets, ending	$31,307	$31,779

Units sold	6,646	33,194
Units redeemed	(6,692)	(34,590)
Net increase (decrease)	(46)	(1,396)
Units outstanding, beginning	32,191	33,587
Units outstanding, ending	32,145	32,191

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$59,543
Cost of units redeemed/account charges	(34,108)
Net investment income (loss)	(484)
Net realized gain (loss)	3,251
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	3,105
$31,307

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	14	$13	1.25%	-1.6%
12/31/2010	0.97	12	12	1.25%	26.3%
12/31/2009	0.77	34	26	1.25%	16.6%
12/31/2008	0.66	0	0	1.25%	-31.0%
12/31/2007	0.95	0	0	1.25%	-7.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	1.00%	-1.3%
12/31/2010	0.98	0	0	1.00%	26.6%
12/31/2009	0.77	0	0	1.00%	16.9%
12/31/2008	0.66	0	0	1.00%	-30.8%
12/31/2007	0.95	0	0	1.00%	-7.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.75%	-1.1%
12/31/2010	0.99	0	0	0.75%	26.9%
12/31/2009	0.78	0	0	0.75%	17.2%
12/31/2008	0.66	0	0	0.75%	-30.6%
12/31/2007	0.96	0	0	0.75%	-6.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	18	$18	0.50%	-0.8%
12/31/2010	1.00	20	20	0.50%	27.3%
12/31/2009	0.78	0	0	0.50%	17.5%
12/31/2008	0.67	0	0	0.50%	-30.5%
12/31/2007	0.96	0	0	0.50%	-6.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.25%	-0.6%
12/31/2010	1.01	0	0	0.25%	27.6%
12/31/2009	0.79	0	0	0.25%	17.8%
12/31/2008	0.67	0	0	0.25%	-30.3%
12/31/2007	0.96	0	0	0.25%	-6.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.00%	-0.4%
12/31/2010	1.02	0	0	0.00%	27.9%
12/31/2009	0.80	0	0	0.00%	18.1%
12/31/2008	0.68	0	0	0.00%	-30.1%
12/31/2007	0.97	0	0	0.00%	-6.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Nuveen Strategic Growth Allocation - A Class - 67074V812

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$991,629	$995,285	93,904
Receivables: investments sold	3
Payables: investments purchased	—
Net assets	$991,632

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$252	248	$1.02
Band 100	—	—	1.03
Band 75	—	—	1.04
Band 50	—	—	1.06
Band 25	—	—	1.07
Band 0	991,380	914,533	1.08
Total	$991,632	914,781

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$15,074
Mortality & expense charges	—
Net investment income (loss)	15,074

Gain (loss) on investments:
Net realized gain (loss)	6,418
Realized gain distributions	7,185
Net change in unrealized appreciation (depreciation)	(55,409)
Net gain (loss)	(41,806)

Increase (decrease) in net assets from operations	$(26,732)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$15,074	$24,027
Net realized gain (loss)	6,418	(3,067)
Realized gain distributions	7,185	—
Net change in unrealized appreciation (depreciation)	(55,409)	51,741

Increase (decrease) in net assets from operations	(26,732)	72,701

Contract owner transactions:
Proceeds from units sold	10,041	2,263,087
Cost of units redeemed	(105,249)	(1,221,945)
Account charges	(387)	(395)
Increase (decrease)	(95,595)	1,040,747
Net increase (decrease)	(122,327)	1,113,448
Net assets, beginning	1,113,959	511
Net assets, ending	$991,632	$1,113,959

Units sold	17,477	2,170,014
Units redeemed	(101,908)	(1,171,338)
Net increase (decrease)	(84,431)	998,676
Units outstanding, beginning	999,212	536
Units outstanding, ending	914,781	999,212

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,273,619
Cost of units redeemed/account charges	(1,327,976)
Net investment income (loss)	39,109
Net realized gain (loss)	3,351
Realized gain distributions	7,185
Net change in unrealized appreciation (depreciation)	(3,656)
$991,632

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.25%	-4.0%
12/31/2010	1.06	0	0	1.25%	11.0%
12/31/2009	0.95	1	1	1.25%	27.9%
12/31/2008	0.75	0	0	1.25%	-32.7%
12/31/2007	1.11	0	0	1.25%	8.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	1.00%	-3.7%
12/31/2010	1.07	0	0	1.00%	11.3%
12/31/2009	0.96	0	0	1.00%	28.2%
12/31/2008	0.75	0	0	1.00%	-32.5%
12/31/2007	1.11	0	0	1.00%	8.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.75%	-3.5%
12/31/2010	1.08	0	0	0.75%	11.6%
12/31/2009	0.97	0	0	0.75%	28.5%
12/31/2008	0.75	0	0	0.75%	-32.4%
12/31/2007	1.11	0	0	0.75%	8.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.50%	-3.2%
12/31/2010	1.09	0	0	0.50%	11.9%
12/31/2009	0.98	0	0	0.50%	28.9%
12/31/2008	0.76	0	0	0.50%	-32.2%
12/31/2007	1.12	0	0	0.50%	8.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.25%	-3.0%
12/31/2010	1.10	0	0	0.25%	12.2%
12/31/2009	0.98	0	0	0.25%	29.2%
12/31/2008	0.76	0	0	0.25%	-32.0%
12/31/2007	1.12	0	0	0.25%	9.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	915	$991	0.00%	-2.8%
12/31/2010	1.11	999	1,114	0.00%	12.4%
12/31/2009	0.99	0	0	0.00%	29.5%
12/31/2008	0.77	0	0	0.00%	-31.9%
12/31/2007	1.12	0	0	0.00%	9.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	4.3%
2009	3.5%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Nuveen Strategic Growth Allocation - R3 Class - 67074V762

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$918,478	$1,003,937	87,916
Receivables: investments sold	252
Payables: investments purchased	—
Net assets	$918,730

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$830,293	827,533	$1.00
Band 100	—	—	1.02
Band 75	—	—	1.03
Band 50	—	—	1.04
Band 25	—	—	1.06
Band 0	88,437	82,607	1.07
Total	$918,730	910,140

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$11,585
Mortality & expense charges	(6,265)
Net investment income (loss)	5,320

Gain (loss) on investments:
Net realized gain (loss)	5,000
Realized gain distributions	6,746
Net change in unrealized appreciation (depreciation)	(97,925)
Net gain (loss)	(86,179)

Increase (decrease) in net assets from operations	$(80,859)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,320	$1,488
Net realized gain (loss)	5,000	6,427
Realized gain distributions	6,746	—
Net change in unrealized appreciation (depreciation)	(97,925)	6,589

Increase (decrease) in net assets from operations	(80,859)	14,504

Contract owner transactions:
Proceeds from units sold	1,746,195	92,691
Cost of units redeemed	(901,662)	(53,919)
Account charges	(388)	(175)
Increase (decrease)	844,145	38,597
Net increase (decrease)	763,286	53,101
Net assets, beginning	155,444	102,343
Net assets, ending	$918,730	$155,444

Units sold	1,594,157	104,481
Units redeemed	(832,022)	(64,652)
Net increase (decrease)	762,135	39,829
Units outstanding, beginning	148,005	108,176
Units outstanding, ending	910,140	148,005

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,934,251
Cost of units redeemed/account charges	(956,144)
Net investment income (loss)	7,875
Net realized gain (loss)	11,461
Realized gain distributions	6,746
Net change in unrealized appreciation (depreciation)	(85,459)
$918,730

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	828	$830	1.25%	-4.2%
12/31/2010	1.05	139	146	1.25%	10.7%
12/31/2009	0.95	108	102	1.25%	27.6%
12/31/2008	0.74	0	0	1.25%	-32.9%
12/31/2007	1.10	0	0	1.25%	7.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	-3.9%
12/31/2010	1.06	0	0	1.00%	10.9%
12/31/2009	0.95	0	0	1.00%	27.9%
12/31/2008	0.75	0	0	1.00%	-32.7%
12/31/2007	1.11	0	0	1.00%	8.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.75%	-3.7%
12/31/2010	1.07	0	0	0.75%	11.2%
12/31/2009	0.96	0	0	0.75%	28.3%
12/31/2008	0.75	0	0	0.75%	-32.6%
12/31/2007	1.11	0	0	0.75%	8.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.50%	-3.5%
12/31/2010	1.08	0	0	0.50%	11.5%
12/31/2009	0.97	0	0	0.50%	28.6%
12/31/2008	0.75	0	0	0.50%	-32.4%
12/31/2007	1.11	0	0	0.50%	8.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.25%	-3.2%
12/31/2010	1.09	0	0	0.25%	11.8%
12/31/2009	0.98	0	0	0.25%	28.9%
12/31/2008	0.76	0	0	0.25%	-32.2%
12/31/2007	1.12	0	0	0.25%	8.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	83	$88	0.00%	-3.0%
12/31/2010	1.10	9	9	0.00%	12.1%
12/31/2009	0.98	0	0	0.00%	29.2%
12/31/2008	0.76	0	0	0.00%	-32.1%
12/31/2007	1.12	0	0	0.00%	9.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.2%
2010	2.4%
2009	2.8%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Franklin Templeton Flex Cap Growth - R Class - 354713562

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,682,212	$2,640,669	62,319
Receivables: investments sold	9,974
Payables: investments purchased	—
Net assets	$2,692,186

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,453,324	1,781,581	$1.38
Band 100	—	—	1.41
Band 75	—	—	1.44
Band 50	—	—	1.46
Band 25	—	—	1.50
Band 0	238,862	156,380	1.53
Total	$2,692,186	1,937,961

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(26,658)
Net investment income (loss)	(26,658)

Gain (loss) on investments:
Net realized gain (loss)	42,541
Realized gain distributions	113,733
Net change in unrealized appreciation (depreciation)	(311,982)
Net gain (loss)	(155,708)

Increase (decrease) in net assets from operations	$(182,366)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(26,658)	$(15,508)
Net realized gain (loss)	42,541	(3,498)
Realized gain distributions	113,733	—
Net change in unrealized appreciation (depreciation)	(311,982)	211,396

Increase (decrease) in net assets from operations	(182,366)	192,390

Contract owner transactions:
Proceeds from units sold	1,704,647	433,013
Cost of units redeemed	(428,114)	(132,337)
Account charges	(425)	(230)
Increase (decrease)	1,276,108	300,446
Net increase (decrease)	1,093,742	492,836
Net assets, beginning	1,598,444	1,105,608
Net assets, ending	$2,692,186	$1,598,444

Units sold	1,148,298	328,808
Units redeemed	(305,687)	(103,204)
Net increase (decrease)	842,611	225,604
Units outstanding, beginning	1,095,350	869,746
Units outstanding, ending	1,937,961	1,095,350

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,761,434
Cost of units redeemed/account charges	(1,192,348)
Net investment income (loss)	(69,081)
Net realized gain (loss)	29,400
Realized gain distributions	121,238
Net change in unrealized appreciation (depreciation)	41,543
$2,692,186

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	1,782	$2,453	1.25%	-5.4%
12/31/2010	1.46	1,072	1,561	1.25%	14.6%
12/31/2009	1.27	870	1,106	1.25%	32.2%
12/31/2008	0.96	607	584	1.25%	-37.2%
12/31/2007	1.53	320	491	1.25%	14.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	1.00%	-5.2%
12/31/2010	1.48	0	0	1.00%	14.9%
12/31/2009	1.29	0	0	1.00%	32.5%
12/31/2008	0.97	0	0	1.00%	-37.1%
12/31/2007	1.55	0	0	1.00%	14.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	0	$0	0.75%	-5.0%
12/31/2010	1.51	0	0	0.75%	15.1%
12/31/2009	1.31	0	0	0.75%	32.8%
12/31/2008	0.99	0	0	0.75%	-36.9%
12/31/2007	1.56	0	0	0.75%	14.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.46	0	$0	0.50%	-4.7%
12/31/2010	1.54	0	0	0.50%	15.4%
12/31/2009	1.33	0	0	0.50%	33.2%
12/31/2008	1.00	0	0	0.50%	-36.7%
12/31/2007	1.58	0	0	0.50%	15.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.50	0	$0	0.25%	-4.5%
12/31/2010	1.57	0	0	0.25%	15.7%
12/31/2009	1.35	0	0	0.25%	33.5%
12/31/2008	1.01	0	0	0.25%	-36.6%
12/31/2007	1.60	0	0	0.25%	15.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.53	156	$239	0.00%	-4.3%
12/31/2010	1.60	23	37	0.00%	16.0%
12/31/2009	1.38	0	0	0.00%	33.8%
12/31/2008	1.03	0	0	0.00%	-36.4%
12/31/2007	1.62	0	0	0.00%	15.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Franklin Templeton Foreign - A Class - 880196209

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$677,752	$743,312	118,456
Receivables: investments sold	23,507
Payables: investments purchased	—
Net assets	$701,259

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$701,259	897,945	$0.78
Band 100	—	—	0.79
Band 75	—	—	0.80
Band 50	—	—	0.81
Band 25	—	—	0.82
Band 0	—	—	0.83
Total	$701,259	897,945

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$18,524
Mortality & expense charges	(6,648)
Net investment income (loss)	11,876

Gain (loss) on investments:
Net realized gain (loss)	22,182
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(115,194)
Net gain (loss)	(93,012)

Increase (decrease) in net assets from operations	$(81,136)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,876	$3,035
Net realized gain (loss)	22,182	(30,779)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(115,194)	59,357

Increase (decrease) in net assets from operations	(81,136)	31,613

Contract owner transactions:
Proceeds from units sold	721,338	88,380
Cost of units redeemed	(457,692)	(108,043)
Account charges	(26)	—
Increase (decrease)	263,620	(19,663)
Net increase (decrease)	182,484	11,950
Net assets, beginning	518,775	506,825
Net assets, ending	$701,259	$518,775

Units sold	865,062	108,474
Units redeemed	(539,773)	(135,312)
Net increase (decrease)	325,289	(26,838)
Units outstanding, beginning	572,656	599,494
Units outstanding, ending	897,945	572,656

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,435,620
Cost of units redeemed/account charges	(646,352)
Net investment income (loss)	23,178
Net realized gain (loss)	(81,458)
Realized gain distributions	35,831
Net change in unrealized appreciation (depreciation)	(65,560)
$701,259

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	898	$701	1.25%	-13.8%
12/31/2010	0.91	573	519	1.25%	7.2%
12/31/2009	0.85	599	507	1.25%	47.9%
12/31/2008	0.57	212	121	1.25%	-46.8%
12/31/2007	1.07	188	202	1.25%	7.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	0	$0	1.00%	-13.6%
12/31/2010	0.91	0	0	1.00%	7.4%
12/31/2009	0.85	0	0	1.00%	48.2%
12/31/2008	0.57	0	0	1.00%	-46.6%
12/31/2007	1.08	0	0	1.00%	7.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	0	$0	0.75%	-13.4%
12/31/2010	0.92	0	0	0.75%	7.7%
12/31/2009	0.86	0	0	0.75%	48.6%
12/31/2008	0.58	0	0	0.75%	-46.5%
12/31/2007	1.08	0	0	0.75%	7.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	0	$0	0.50%	-13.1%
12/31/2010	0.93	0	0	0.50%	8.0%
12/31/2009	0.86	0	0	0.50%	49.0%
12/31/2008	0.58	0	0	0.50%	-46.4%
12/31/2007	1.08	0	0	0.50%	7.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	0.25%	-12.9%
12/31/2010	0.94	0	0	0.25%	8.2%
12/31/2009	0.87	0	0	0.25%	49.4%
12/31/2008	0.58	0	0	0.25%	-46.2%
12/31/2007	1.08	0	0	0.25%	8.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	0.00%	-12.7%
12/31/2010	0.95	0	0	0.00%	8.5%
12/31/2009	0.87	0	0	0.00%	49.7%
12/31/2008	0.58	0	0	0.00%	-46.1%
12/31/2007	1.08	0	0	0.00%	8.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.0%
2010	1.7%
2009	2.2%
2008	3.5%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Franklin Templeton Foreign - R Class - 880196803

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$943,180	$982,043	162,898
Receivables: investments sold	6,519
Payables: investments purchased	—
Net assets	$949,699

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$941,258	686,983	$1.37
Band 100	—	—	1.40
Band 75	—	—	1.43
Band 50	—	—	1.46
Band 25	—	—	1.49
Band 0	8,441	5,554	1.52
Total	$949,699	692,537

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$24,694
Mortality & expense charges	(13,985)
Net investment income (loss)	10,709

Gain (loss) on investments:
Net realized gain (loss)	(3,843)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(163,107)
Net gain (loss)	(166,950)

Increase (decrease) in net assets from operations	$(156,241)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,709	$5,668
Net realized gain (loss)	(3,843)	(261,215)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(163,107)	336,809

Increase (decrease) in net assets from operations	(156,241)	81,262

Contract owner transactions:
Proceeds from units sold	400,433	349,811
Cost of units redeemed	(423,872)	(247,350)
Account charges	(399)	(438)
Increase (decrease)	(23,838)	102,023
Net increase (decrease)	(180,079)	183,285
Net assets, beginning	1,129,778	946,493
Net assets, ending	$949,699	$1,129,778

Units sold	257,085	246,198
Units redeemed	(273,076)	(172,322)
Net increase (decrease)	(15,991)	73,876
Units outstanding, beginning	708,528	634,652
Units outstanding, ending	692,537	708,528

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,441,827
Cost of units redeemed/account charges	(1,533,445)
Net investment income (loss)	45,201
Net realized gain (loss)	(428,910)
Realized gain distributions	463,889
Net change in unrealized appreciation (depreciation)	(38,863)
$949,699

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	687	$941	1.25%	-14.1%
12/31/2010	1.59	707	1,126	1.25%	6.9%
12/31/2009	1.49	634	945	1.25%	47.6%
12/31/2008	1.01	556	561	1.25%	-46.9%
12/31/2007	1.90	462	878	1.25%	15.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	1.00%	-13.8%
12/31/2010	1.62	0	0	1.00%	7.2%
12/31/2009	1.51	0	0	1.00%	48.0%
12/31/2008	1.02	0	0	1.00%	-46.8%
12/31/2007	1.92	0	0	1.00%	15.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.75%	-13.6%
12/31/2010	1.65	0	0	0.75%	7.4%
12/31/2009	1.54	0	0	0.75%	48.3%
12/31/2008	1.04	0	0	0.75%	-46.6%
12/31/2007	1.94	0	0	0.75%	16.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.46	0	$0	0.50%	-13.4%
12/31/2010	1.68	0	0	0.50%	7.7%
12/31/2009	1.56	0	0	0.50%	48.7%
12/31/2008	1.05	0	0	0.50%	-46.5%
12/31/2007	1.96	0	0	0.50%	16.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.49	0	$0	0.25%	-13.2%
12/31/2010	1.71	0	0	0.25%	8.0%
12/31/2009	1.59	0	0	0.25%	49.1%
12/31/2008	1.06	0	0	0.25%	-46.4%
12/31/2007	1.98	0	0	0.25%	16.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.52	6	$8	0.00%	-13.0%
12/31/2010	1.75	2	4	0.00%	8.2%
12/31/2009	1.61	1	2	0.00%	49.4%
12/31/2008	1.08	2	2	0.00%	-46.2%
12/31/2007	2.01	0	0	0.00%	16.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.4%
2010	1.8%
2009	1.7%
2008	3.3%
2007	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Franklin Templeton Global Bond Fund - A Class - 880208103

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$134,009	$137,267	19,855
Receivables: investments sold	112,400
Payables: investments purchased	—
Net assets	$246,409

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$246,409	252,519	$0.98
Band 100	—	—	0.98
Band 75	—	—	0.98
Band 50	—	—	0.98
Band 25	—	—	0.99
Band 0	—	—	0.99
Total	$246,409	252,519

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$3,475
Mortality & expense charges	(391)
Net investment income (loss)	3,084

Gain (loss) on investments:
Net realized gain (loss)	(98)
Realized gain distributions	810
Net change in unrealized appreciation (depreciation)	(3,258)
Net gain (loss)	(2,546)

Increase (decrease) in net assets from operations	$538

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,084	$—
Net realized gain (loss)	(98)	—
Realized gain distributions	810	—
Net change in unrealized appreciation (depreciation)	(3,258)	—

Increase (decrease) in net assets from operations	538	—

Contract owner transactions:
Proceeds from units sold	304,218	—
Cost of units redeemed	(57,990)	—
Account charges	(357)	—
Increase (decrease)	245,871	—
Net increase (decrease)	246,409	—
Net assets, beginning	—	—
Net assets, ending	$246,409	$—

Units sold	311,777	—
Units redeemed	(59,258)	—
Net increase (decrease)	252,519	—
Units outstanding, beginning	—	—
Units outstanding, ending	252,519	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$304,218
Cost of units redeemed/account charges	(58,347)
Net investment income (loss)	3,084
Net realized gain (loss)	(98)
Realized gain distributions	810
Net change in unrealized appreciation (depreciation)	(3,258)
$246,409

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	253	$246	1.25%	-3.6%
12/31/2010	1.01	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	1.00%	-3.3%
12/31/2010	1.01	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.75%	-3.1%
12/31/2010	1.01	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.50%	-2.9%
12/31/2010	1.01	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.25%	-2.6%
12/31/2010	1.01	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.00%	-2.4%
12/31/2010	1.01	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.8%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Franklin Templeton Global Bond Fund - R Class - 880208848

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$109,558	$118,210	8,835
Receivables: investments sold	85
Payables: investments purchased	—
Net assets	$109,643

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$109,643	112,685	$0.97
Band 100	—	—	0.98
Band 75	—	—	0.98
Band 50	—	—	0.98
Band 25	—	—	0.98
Band 0	—	—	0.99
Total	$109,643	112,685

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$4,222
Mortality & expense charges	(799)
Net investment income (loss)	3,423

Gain (loss) on investments:
Net realized gain (loss)	(72)
Realized gain distributions	630
Net change in unrealized appreciation (depreciation)	(8,652)
Net gain (loss)	(8,094)

Increase (decrease) in net assets from operations	$(4,671)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,423	$4
Net realized gain (loss)	(72)	—
Realized gain distributions	630	—
Net change in unrealized appreciation (depreciation)	(8,652)	—

Increase (decrease) in net assets from operations	(4,671)	4

Contract owner transactions:
Proceeds from units sold	137,186	308
Cost of units redeemed	(23,074)	—
Account charges	(110)	—
Increase (decrease)	114,002	308
Net increase (decrease)	109,331	312
Net assets, beginning	312	—
Net assets, ending	$109,643	$312

Units sold	146,624	308
Units redeemed	(34,247)	—
Net increase (decrease)	112,377	308
Units outstanding, beginning	308	—
Units outstanding, ending	112,685	308

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$137,494
Cost of units redeemed/account charges	(23,184)
Net investment income (loss)	3,427
Net realized gain (loss)	(72)
Realized gain distributions	630
Net change in unrealized appreciation (depreciation)	(8,652)
$109,643

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	113	$110	1.25%	-3.8%
12/31/2010	1.01	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	1.00%	-3.6%
12/31/2010	1.01	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.75%	-3.3%
12/31/2010	1.01	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.50%	-3.1%
12/31/2010	1.01	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.25%	-2.9%
12/31/2010	1.01	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.00%	-2.6%
12/31/2010	1.01	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	7.7%
2010	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Franklin Templeton Growth - A Class - 353496508 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$0.97
Band 100	—	—	0.97
Band 75	—	—	0.97
Band 50	—	—	0.97
Band 25	—	—	0.97
Band 0	—	—	0.98
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Franklin Templeton Growth - A Class - 880199104

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$702,891	$643,416	43,182
Receivables: investments sold	553
Payables: investments purchased	—
Net assets	$703,444

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$703,444	1,040,993	$0.68
Band 100	—	—	0.68
Band 75	—	—	0.69
Band 50	—	—	0.70
Band 25	—	—	0.71
Band 0	—	—	0.72
Total	$703,444	1,040,993

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$15,505
Mortality & expense charges	(9,799)
Net investment income (loss)	5,706

Gain (loss) on investments:
Net realized gain (loss)	50,760
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(103,509)
Net gain (loss)	(52,749)

Increase (decrease) in net assets from operations	$(47,043)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,706	$3,902
Net realized gain (loss)	50,760	(293,230)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(103,509)	367,092

Increase (decrease) in net assets from operations	(47,043)	77,764

Contract owner transactions:
Proceeds from units sold	34,754	274,306
Cost of units redeemed	(104,646)	(1,087,114)
Account charges	—	—
Increase (decrease)	(69,892)	(812,808)
Net increase (decrease)	(116,935)	(735,044)
Net assets, beginning	820,379	1,555,423
Net assets, ending	$703,444	$820,379

Units sold	185,765	418,633
Units redeemed	(267,198)	(1,556,264)
Net increase (decrease)	(81,433)	(1,137,631)
Units outstanding, beginning	1,122,426	2,260,057
Units outstanding, ending	1,040,993	1,122,426

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$6,878,805
Cost of units redeemed/account charges	(3,581,931)
Net investment income (loss)	36,048
Net realized gain (loss)	(2,699,646)
Realized gain distributions	10,693
Net change in unrealized appreciation (depreciation)	59,475
$703,444

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.68	1,041	$703	1.25%	-7.5%
12/31/2010	0.73	1,122	820	1.25%	6.2%
12/31/2009	0.69	2,260	1,555	1.25%	29.2%
12/31/2008	0.53	3,969	2,114	1.25%	-44.2%
12/31/2007	0.95	8,455	8,068	1.25%	-4.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.68	0	$0	1.00%	-7.3%
12/31/2010	0.74	0	0	1.00%	6.5%
12/31/2009	0.69	0	0	1.00%	29.5%
12/31/2008	0.53	0	0	1.00%	-44.0%
12/31/2007	0.96	0	0	1.00%	-4.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.69	0	$0	0.75%	-7.1%
12/31/2010	0.74	0	0	0.75%	6.7%
12/31/2009	0.70	0	0	0.75%	29.8%
12/31/2008	0.54	0	0	0.75%	-43.9%
12/31/2007	0.96	0	0	0.75%	-4.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.70	0	$0	0.50%	-6.9%
12/31/2010	0.75	0	0	0.50%	7.0%
12/31/2009	0.70	0	0	0.50%	30.2%
12/31/2008	0.54	0	0	0.50%	-43.8%
12/31/2007	0.96	0	0	0.50%	-4.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.71	0	$0	0.25%	-6.6%
12/31/2010	0.76	0	0	0.25%	7.3%
12/31/2009	0.71	0	0	0.25%	30.5%
12/31/2008	0.54	0	0	0.25%	-43.6%
12/31/2007	0.96	0	0	0.25%	-4.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.72	0	$0	0.00%	-6.4%
12/31/2010	0.76	0	0	0.00%	7.5%
12/31/2009	0.71	0	0	0.00%	30.8%
12/31/2008	0.54	0	0	0.00%	-43.5%
12/31/2007	0.96	0	0	0.00%	-3.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.0%
2010	1.8%
2009	1.3%
2008	1.8%
2007	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Franklin Templeton Growth - R Class - 353496730

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$17,507	$17,027	393
Receivables: investments sold	—
Payables: investments purchased	(5)
Net assets	$17,502

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$0.97
Band 100	—	—	0.97
Band 75	—	—	0.97
Band 50	—	—	0.97
Band 25	—	—	0.97
Band 0	17,502	17,950	0.98
Total	$17,502	17,950

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	480
Net gain (loss)	480

Increase (decrease) in net assets from operations	$480

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	480	—

Increase (decrease) in net assets from operations	480	—

Contract owner transactions:
Proceeds from units sold	17,026	—
Cost of units redeemed	1	—
Account charges	(5)	—
Increase (decrease)	17,022	—
Net increase (decrease)	17,502	—
Net assets, beginning	—	—
Net assets, ending	$17,502	$—

Units sold	17,971	—
Units redeemed	(21)	—
Net increase (decrease)	17,950	—
Units outstanding, beginning	—	—
Units outstanding, ending	17,950	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$17,026
Cost of units redeemed/account charges	(4)
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	480
$17,502

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	18	$18	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Franklin Templeton Growth - R Class - 880199500

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,386,272	$1,440,100	86,017
Receivables: investments sold	3,775
Payables: investments purchased	—
Net assets	$1,390,047

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,376,235	1,184,158	$1.16
Band 100	—	—	1.19
Band 75	—	—	1.21
Band 50	—	—	1.24
Band 25	—	—	1.26
Band 0	13,812	10,714	1.29
Total	$1,390,047	1,194,872

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$26,955
Mortality & expense charges	(19,377)
Net investment income (loss)	7,578

Gain (loss) on investments:
Net realized gain (loss)	(166,239)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	48,487
Net gain (loss)	(117,752)

Increase (decrease) in net assets from operations	$(110,174)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,578	$3,430
Net realized gain (loss)	(166,239)	(254,587)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	48,487	339,050

Increase (decrease) in net assets from operations	(110,174)	87,893

Contract owner transactions:
Proceeds from units sold	63,051	131,730
Cost of units redeemed	(442,033)	(407,060)
Account charges	(383)	(413)
Increase (decrease)	(379,365)	(275,743)
Net increase (decrease)	(489,539)	(187,850)
Net assets, beginning	1,879,586	2,067,436
Net assets, ending	$1,390,047	$1,879,586

Units sold	123,514	269,768
Units redeemed	(405,509)	(519,399)
Net increase (decrease)	(281,995)	(249,631)
Units outstanding, beginning	1,476,867	1,726,498
Units outstanding, ending	1,194,872	1,476,867

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$15,010,475
Cost of units redeemed/account charges	(14,324,014)
Net investment income (loss)	137,452
Net realized gain (loss)	(914,520)
Realized gain distributions	1,534,482
Net change in unrealized appreciation (depreciation)	(53,828)
$1,390,047

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	1,184	$1,376	1.25%	-7.8%
12/31/2010	1.26	1,322	1,665	1.25%	5.9%
12/31/2009	1.19	1,586	1,887	1.25%	28.8%
12/31/2008	0.92	1,421	1,312	1.25%	-44.3%
12/31/2007	1.66	1,649	2,732	1.25%	0.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	1.00%	-7.5%
12/31/2010	1.28	0	0	1.00%	6.2%
12/31/2009	1.21	0	0	1.00%	29.1%
12/31/2008	0.94	0	0	1.00%	-44.1%
12/31/2007	1.68	0	0	1.00%	0.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	0.75%	-7.3%
12/31/2010	1.31	0	0	0.75%	6.5%
12/31/2009	1.23	0	0	0.75%	29.5%
12/31/2008	0.95	0	0	0.75%	-44.0%
12/31/2007	1.69	0	0	0.75%	1.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.24	0	$0	0.50%	-7.1%
12/31/2010	1.33	0	0	0.50%	6.7%
12/31/2009	1.25	0	0	0.50%	29.8%
12/31/2008	0.96	0	0	0.50%	-43.9%
12/31/2007	1.71	0	0	0.50%	1.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.26	0	$0	0.25%	-6.8%
12/31/2010	1.35	0	0	0.25%	7.0%
12/31/2009	1.27	0	0	0.25%	30.1%
12/31/2008	0.97	0	0	0.25%	-43.7%
12/31/2007	1.73	0	0	0.25%	1.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	11	$14	0.00%	-6.6%
12/31/2010	1.38	155	214	0.00%	7.3%
12/31/2009	1.29	140	180	0.00%	30.4%
12/31/2008	0.99	123	121	0.00%	-43.6%
12/31/2007	1.75	62	109	0.00%	1.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.6%
2010	1.3%
2009	1.5%
2008	2.4%
2007	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Franklin Templeton Small Cap Value - A Class - 355148305

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$196,896	$209,567	4,853
Receivables: investments sold	1,806
Payables: investments purchased	—
Net assets	$198,702

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$198,702	193,727	$1.03
Band 100	—	—	1.04
Band 75	—	—	1.05
Band 50	—	—	1.07
Band 25	—	—	1.08
Band 0	—	—	1.09
Total	$198,702	193,727

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$764
Mortality & expense charges	(2,794)
Net investment income (loss)	(2,030)

Gain (loss) on investments:
Net realized gain (loss)	18,983
Realized gain distributions	8,007
Net change in unrealized appreciation (depreciation)	(61,665)
Net gain (loss)	(34,675)

Increase (decrease) in net assets from operations	$(36,705)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,030)	$(1,109)
Net realized gain (loss)	18,983	7,175
Realized gain distributions	8,007	—
Net change in unrealized appreciation (depreciation)	(61,665)	23,815

Increase (decrease) in net assets from operations	(36,705)	29,881

Contract owner transactions:
Proceeds from units sold	99,121	35,885
Cost of units redeemed	(11,385)	(20,876)
Account charges	(14)	(1)
Increase (decrease)	87,722	15,008
Net increase (decrease)	51,017	44,889
Net assets, beginning	147,685	102,796
Net assets, ending	$198,702	$147,685

Units sold	225,893	40,371
Units redeemed	(169,161)	(22,978)
Net increase (decrease)	56,732	17,393
Units outstanding, beginning	136,995	119,602
Units outstanding, ending	193,727	136,995

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$251,929
Cost of units redeemed/account charges	(70,446)
Net investment income (loss)	(3,271)
Net realized gain (loss)	25,020
Realized gain distributions	8,141
Net change in unrealized appreciation (depreciation)	(12,671)
$198,702

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	194	$199	1.25%	-4.9%
12/31/2010	1.08	137	148	1.25%	25.4%
12/31/2009	0.86	120	103	1.25%	29.9%
12/31/2008	0.66	115	76	1.25%	-33.6%
12/31/2007	1.00	4	4	1.25%	-4.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	1.00%	-4.6%
12/31/2010	1.09	0	0	1.00%	25.7%
12/31/2009	0.87	0	0	1.00%	30.3%
12/31/2008	0.67	0	0	1.00%	-33.5%
12/31/2007	1.00	0	0	1.00%	-3.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.75%	-4.4%
12/31/2010	1.10	0	0	0.75%	26.1%
12/31/2009	0.87	0	0	0.75%	30.6%
12/31/2008	0.67	0	0	0.75%	-33.3%
12/31/2007	1.00	0	0	0.75%	-3.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.50%	-4.1%
12/31/2010	1.11	0	0	0.50%	26.4%
12/31/2009	0.88	0	0	0.50%	30.9%
12/31/2008	0.67	0	0	0.50%	-33.1%
12/31/2007	1.01	0	0	0.50%	-3.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.25%	-3.9%
12/31/2010	1.12	0	0	0.25%	26.7%
12/31/2009	0.89	0	0	0.25%	31.2%
12/31/2008	0.68	0	0	0.25%	-32.9%
12/31/2007	1.01	0	0	0.25%	-3.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	0.00%	-3.7%
12/31/2010	1.14	0	0	0.00%	27.0%
12/31/2009	0.89	0	0	0.00%	31.6%
12/31/2008	0.68	0	0	0.00%	-32.8%
12/31/2007	1.01	0	0	0.00%	-2.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.4%
2010	0.3%
2009	0.5%
2008	1.8%
2007	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Franklin Templeton Small Cap Value - R Class - 355148826

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,252,766	$1,126,250	30,345
Receivables: investments sold	—
Payables: investments purchased	(19,544)
Net assets	$1,233,222

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,084,092	1,069,292	$1.01
Band 100	—	—	1.03
Band 75	—	—	1.04
Band 50	—	—	1.05
Band 25	—	—	1.07
Band 0	149,130	137,854	1.08
Total	$1,233,222	1,207,146

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,459
Mortality & expense charges	(13,640)
Net investment income (loss)	(11,181)

Gain (loss) on investments:
Net realized gain (loss)	82,569
Realized gain distributions	52,199
Net change in unrealized appreciation (depreciation)	(185,523)
Net gain (loss)	(50,755)

Increase (decrease) in net assets from operations	$(61,936)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,181)	$(9,239)
Net realized gain (loss)	82,569	(8,223)
Realized gain distributions	52,199	—
Net change in unrealized appreciation (depreciation)	(185,523)	248,106

Increase (decrease) in net assets from operations	(61,936)	230,644

Contract owner transactions:
Proceeds from units sold	508,189	415,990
Cost of units redeemed	(469,806)	(174,185)
Account charges	(152)	(262)
Increase (decrease)	38,231	241,543
Net increase (decrease)	(23,705)	472,187
Net assets, beginning	1,256,927	784,740
Net assets, ending	$1,233,222	$1,256,927

Units sold	505,076	451,343
Units redeemed	(466,968)	(196,696)
Net increase (decrease)	38,108	254,647
Units outstanding, beginning	1,169,038	914,391
Units outstanding, ending	1,207,146	1,169,038

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,015,505
Cost of units redeemed/account charges	(959,090)
Net investment income (loss)	(23,513)
Net realized gain (loss)	14,687
Realized gain distributions	59,117
Net change in unrealized appreciation (depreciation)	126,516
$1,233,222

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	1,069	$1,084	1.25%	-5.0%
12/31/2010	1.07	1,015	1,084	1.25%	25.2%
12/31/2009	0.85	776	662	1.25%	29.6%
12/31/2008	0.66	355	233	1.25%	-33.8%
12/31/2007	0.99	126	125	1.25%	-4.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	1.00%	-4.8%
12/31/2010	1.08	0	0	1.00%	25.5%
12/31/2009	0.86	0	0	1.00%	30.0%
12/31/2008	0.66	0	0	1.00%	-33.6%
12/31/2007	1.00	0	0	1.00%	-4.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.75%	-4.6%
12/31/2010	1.09	0	0	0.75%	25.8%
12/31/2009	0.87	0	0	0.75%	30.3%
12/31/2008	0.67	0	0	0.75%	-33.4%
12/31/2007	1.00	0	0	0.75%	-3.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.50%	-4.3%
12/31/2010	1.10	0	0	0.50%	26.1%
12/31/2009	0.87	0	0	0.50%	30.6%
12/31/2008	0.67	0	0	0.50%	-33.3%
12/31/2007	1.00	0	0	0.50%	-3.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.25%	-4.1%
12/31/2010	1.11	0	0	0.25%	26.4%
12/31/2009	0.88	0	0	0.25%	30.9%
12/31/2008	0.67	0	0	0.25%	-33.1%
12/31/2007	1.01	0	0	0.25%	-3.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	138	$149	0.00%	-3.8%
12/31/2010	1.13	154	173	0.00%	26.7%
12/31/2009	0.89	139	123	0.00%	31.3%
12/31/2008	0.68	110	74	0.00%	-32.9%
12/31/2007	1.01	59	60	0.00%	-3.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.2%
2010	0.1%
2009	0.4%
2008	1.1%
2007	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Franklin Templeton Small/Mid Cap Growth - R Class - 354713547

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$234,323	$220,594	7,149
Receivables: investments sold	104
Payables: investments purchased	—
Net assets	$234,427

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$234,427	165,477	$1.42
Band 100	—	—	1.44
Band 75	—	—	1.47
Band 50	—	—	1.50
Band 25	—	—	1.53
Band 0	—	—	1.56
Total	$234,427	165,477

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(2,532)
Net investment income (loss)	(2,532)

Gain (loss) on investments:
Net realized gain (loss)	24,111
Realized gain distributions	11,077
Net change in unrealized appreciation (depreciation)	(44,268)
Net gain (loss)	(9,080)

Increase (decrease) in net assets from operations	$(11,612)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,532)	$(2,600)
Net realized gain (loss)	24,111	(7,230)
Realized gain distributions	11,077	—
Net change in unrealized appreciation (depreciation)	(44,268)	58,016

Increase (decrease) in net assets from operations	(11,612)	48,186

Contract owner transactions:
Proceeds from units sold	169,638	57,855
Cost of units redeemed	(121,895)	(104,456)
Account charges	(31)	(20)
Increase (decrease)	47,712	(46,621)
Net increase (decrease)	36,100	1,565
Net assets, beginning	198,327	196,762
Net assets, ending	$234,427	$198,327

Units sold	117,615	42,654
Units redeemed	(83,297)	(76,165)
Net increase (decrease)	34,318	(33,511)
Units outstanding, beginning	131,159	164,670
Units outstanding, ending	165,477	131,159

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$519,923
Cost of units redeemed/account charges	(319,231)
Net investment income (loss)	(9,054)
Net realized gain (loss)	(2,833)
Realized gain distributions	31,893
Net change in unrealized appreciation (depreciation)	13,729
$234,427

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	165	$234	1.25%	-6.3%
12/31/2010	1.51	131	198	1.25%	26.5%
12/31/2009	1.19	165	197	1.25%	41.0%
12/31/2008	0.85	98	83	1.25%	-43.4%
12/31/2007	1.50	71	107	1.25%	10.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	0	$0	1.00%	-6.1%
12/31/2010	1.54	0	0	1.00%	26.9%
12/31/2009	1.21	0	0	1.00%	41.4%
12/31/2008	0.86	0	0	1.00%	-43.2%
12/31/2007	1.51	0	0	1.00%	10.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.47	0	$0	0.75%	-5.8%
12/31/2010	1.56	0	0	0.75%	27.2%
12/31/2009	1.23	0	0	0.75%	41.7%
12/31/2008	0.87	0	0	0.75%	-43.1%
12/31/2007	1.52	0	0	0.75%	10.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.50	0	$0	0.50%	-5.6%
12/31/2010	1.59	0	0	0.50%	27.5%
12/31/2009	1.25	0	0	0.50%	42.1%
12/31/2008	0.88	0	0	0.50%	-42.9%
12/31/2007	1.54	0	0	0.50%	10.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.53	0	$0	0.25%	-5.4%
12/31/2010	1.62	0	0	0.25%	27.8%
12/31/2009	1.26	0	0	0.25%	42.4%
12/31/2008	0.89	0	0	0.25%	-42.8%
12/31/2007	1.55	0	0	0.25%	11.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.56	0	$0	0.00%	-5.1%
12/31/2010	1.64	0	0	0.00%	28.1%
12/31/2009	1.28	0	0	0.00%	42.8%
12/31/2008	0.90	0	0	0.00%	-42.7%
12/31/2007	1.57	0	0	0.00%	11.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Franklin Templeton Strategic Income - A Class - 354713505

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$6,504	$6,499	645
Receivables: investments sold	6
Payables: investments purchased	—
Net assets	$6,510

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$6,510	6,614	$0.98
Band 100	—	—	0.99
Band 75	—	—	0.99
Band 50	—	—	0.99
Band 25	—	—	0.99
Band 0	—	—	0.99
Total	$6,510	6,614

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$68
Mortality & expense charges	(4)
Net investment income (loss)	64

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	5
Net gain (loss)	5

Increase (decrease) in net assets from operations	$69

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$64	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	5	—

Increase (decrease) in net assets from operations	69	—

Contract owner transactions:
Proceeds from units sold	6,441	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	6,441	—
Net increase (decrease)	6,510	—
Net assets, beginning	—	—
Net assets, ending	$6,510	$—

Units sold	6,614	—
Units redeemed	—	—
Net increase (decrease)	6,614	—
Units outstanding, beginning	—	—
Units outstanding, ending	6,614	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$6,441
Cost of units redeemed/account charges	—
Net investment income (loss)	64
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	5
$6,510

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	7	$7	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Franklin Templeton Strategic Income - R Class - 354713554

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$6,154,017	$6,010,622	616,165
Receivables: investments sold	44,606
Payables: investments purchased	—
Net assets	$6,198,623

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$5,461,702	3,563,035	$1.53
Band 100	—	—	1.56
Band 75	—	—	1.60
Band 50	—	—	1.63
Band 25	—	—	1.66
Band 0	736,921	433,435	1.70
Total	$6,198,623	3,996,470

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$348,350
Mortality & expense charges	(67,879)
Net investment income (loss)	280,471

Gain (loss) on investments:
Net realized gain (loss)	217,034
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(432,748)
Net gain (loss)	(215,714)

Increase (decrease) in net assets from operations	$64,757

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$280,471	$212,165
Net realized gain (loss)	217,034	25,509
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(432,748)	208,625

Increase (decrease) in net assets from operations	64,757	446,299

Contract owner transactions:
Proceeds from units sold	2,321,593	2,380,581
Cost of units redeemed	(1,798,746)	(1,449,387)
Account charges	(13,123)	(9,380)
Increase (decrease)	509,724	921,814
Net increase (decrease)	574,481	1,368,113
Net assets, beginning	5,624,142	4,256,029
Net assets, ending	$6,198,623	$5,624,142

Units sold	1,542,191	1,643,588
Units redeemed	(1,212,044)	(1,008,587)
Net increase (decrease)	330,147	635,001
Units outstanding, beginning	3,666,323	3,031,322
Units outstanding, ending	3,996,470	3,666,323

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$12,450,714
Cost of units redeemed/account charges	(7,234,461)
Net investment income (loss)	968,095
Net realized gain (loss)	(129,120)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	143,395
$6,198,623

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.53	3,563	$5,462	1.25%	1.1%
12/31/2010	1.52	3,200	4,851	1.25%	9.2%
12/31/2009	1.39	2,586	3,587	1.25%	23.6%
12/31/2008	1.12	1,891	2,123	1.25%	-12.2%
12/31/2007	1.28	1,617	2,067	1.25%	4.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.56	0	$0	1.00%	1.4%
12/31/2010	1.54	0	0	1.00%	9.5%
12/31/2009	1.41	0	0	1.00%	23.9%
12/31/2008	1.14	0	0	1.00%	-12.0%
12/31/2007	1.29	0	0	1.00%	4.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.60	0	$0	0.75%	1.6%
12/31/2010	1.57	0	0	0.75%	9.8%
12/31/2009	1.43	0	0	0.75%	24.2%
12/31/2008	1.15	0	0	0.75%	-11.8%
12/31/2007	1.31	0	0	0.75%	4.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.63	0	$0	0.50%	1.9%
12/31/2010	1.60	0	0	0.50%	10.1%
12/31/2009	1.45	0	0	0.50%	24.5%
12/31/2008	1.17	0	0	0.50%	-11.5%
12/31/2007	1.32	0	0	0.50%	5.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.66	0	$0	0.25%	2.2%
12/31/2010	1.63	0	0	0.25%	10.3%
12/31/2009	1.48	0	0	0.25%	24.8%
12/31/2008	1.18	0	0	0.25%	-11.3%
12/31/2007	1.33	0	0	0.25%	5.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.70	433	$737	0.00%	2.4%
12/31/2010	1.66	466	773	0.00%	10.6%
12/31/2009	1.50	446	669	0.00%	25.2%
12/31/2008	1.20	472	566	0.00%	-11.1%
12/31/2007	1.35	413	558	0.00%	5.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	5.9%
2010	5.4%
2009	5.4%
2008	8.7%
2007	7.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Goldman Sachs Growth Strategy - Institutional Class - 38142V498

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$16,824	$18,278	1,707
Receivables: investments sold	28
Payables: investments purchased	—
Net assets	$16,852

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$16,852	19,763	$0.85
Band 100	—	—	0.86
Band 75	—	—	0.88
Band 50	—	—	0.89
Band 25	—	—	0.90
Band 0	—	—	0.91
Total	$16,852	19,763

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$475
Mortality & expense charges	(307)
Net investment income (loss)	168

Gain (loss) on investments:
Net realized gain (loss)	(285)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(2,303)
Net gain (loss)	(2,588)

Increase (decrease) in net assets from operations	$(2,420)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$168	$479
Net realized gain (loss)	(285)	(42,504)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(2,303)	46,558

Increase (decrease) in net assets from operations	(2,420)	4,533

Contract owner transactions:
Proceeds from units sold	5,164	21,237
Cost of units redeemed	(10,981)	(184,370)
Account charges	(1)	(1)
Increase (decrease)	(5,818)	(163,134)
Net increase (decrease)	(8,238)	(158,601)
Net assets, beginning	25,090	183,691
Net assets, ending	$16,852	$25,090

Units sold	5,648	24,300
Units redeemed	(13,290)	(218,619)
Net increase (decrease)	(7,642)	(194,319)
Units outstanding, beginning	27,405	221,724
Units outstanding, ending	19,763	27,405

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$350,758
Cost of units redeemed/account charges	(288,783)
Net investment income (loss)	12,832
Net realized gain (loss)	(69,608)
Realized gain distributions	13,107
Net change in unrealized appreciation (depreciation)	(1,454)
$16,852

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.85	20	$17	1.25%	-6.9%
12/31/2010	0.92	27	25	1.25%	10.5%
12/31/2009	0.83	222	184	1.25%	27.5%
12/31/2008	0.65	200	130	1.25%	-39.9%
12/31/2007	1.08	188	204	1.25%	3.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	0	$0	1.00%	-6.6%
12/31/2010	0.93	0	0	1.00%	10.8%
12/31/2009	0.84	0	0	1.00%	27.8%
12/31/2008	0.65	0	0	1.00%	-39.8%
12/31/2007	1.08	0	0	1.00%	3.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.88	0	$0	0.75%	-6.4%
12/31/2010	0.93	0	0	0.75%	11.1%
12/31/2009	0.84	0	0	0.75%	28.2%
12/31/2008	0.66	0	0	0.75%	-39.6%
12/31/2007	1.09	0	0	0.75%	4.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.89	0	$0	0.50%	-6.2%
12/31/2010	0.94	0	0	0.50%	11.3%
12/31/2009	0.85	0	0	0.50%	28.5%
12/31/2008	0.66	0	0	0.50%	-39.5%
12/31/2007	1.09	0	0	0.50%	4.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	0	$0	0.25%	-5.9%
12/31/2010	0.95	0	0	0.25%	11.6%
12/31/2009	0.86	0	0	0.25%	28.8%
12/31/2008	0.66	0	0	0.25%	-39.3%
12/31/2007	1.09	0	0	0.25%	4.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	0	$0	0.00%	-5.7%
12/31/2010	0.96	0	0	0.00%	11.9%
12/31/2009	0.86	0	0	0.00%	29.1%
12/31/2008	0.67	0	0	0.00%	-39.2%
12/31/2007	1.10	0	0	0.00%	5.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.3%
2010	0.6%
2009	3.2%
2008	3.3%
2007	6.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Goldman Sachs Growth Strategy - Service Class - 38142V480

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$7	$8	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$7

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$7	8	$0.83
Band 100	—	—	0.84
Band 75	—	—	0.85
Band 50	—	—	0.86
Band 25	—	—	0.87
Band 0	—	—	0.89
Total	$7	8

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1)
Net gain (loss)	(1)

Increase (decrease) in net assets from operations	$(1)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$(7)
Net realized gain (loss)	—	52
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1)	(126)

Increase (decrease) in net assets from operations	(1)	(81)

Contract owner transactions:
Proceeds from units sold	8	450
Cost of units redeemed	—	(1,535)
Account charges	—	—
Increase (decrease)	8	(1,085)
Net increase (decrease)	7	(1,166)
Net assets, beginning	—	1,166
Net assets, ending	$7	$—

Units sold	8	557
Units redeemed	—	(1,987)
Net increase (decrease)	8	(1,430)
Units outstanding, beginning	—	1,430
Units outstanding, ending	8	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,327
Cost of units redeemed/account charges	(2,392)
Net investment income (loss)	11
Net realized gain (loss)	58
Realized gain distributions	4
Net change in unrealized appreciation (depreciation)	(1)
$7

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	1.25%	-7.3%
12/31/2010	0.90	0	0	1.25%	9.9%
12/31/2009	0.82	1	1	1.25%	26.9%
12/31/2008	0.64	0	0	1.25%	-40.2%
12/31/2007	1.07	0	0	1.25%	3.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	1.00%	-7.1%
12/31/2010	0.91	0	0	1.00%	10.2%
12/31/2009	0.82	0	0	1.00%	27.2%
12/31/2008	0.65	0	0	1.00%	-40.1%
12/31/2007	1.08	0	0	1.00%	3.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.85	0	$0	0.75%	-6.9%
12/31/2010	0.92	0	0	0.75%	10.5%
12/31/2009	0.83	0	0	0.75%	27.5%
12/31/2008	0.65	0	0	0.75%	-39.9%
12/31/2007	1.08	0	0	0.75%	3.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	0	$0	0.50%	-6.6%
12/31/2010	0.92	0	0	0.50%	10.7%
12/31/2009	0.84	0	0	0.50%	27.8%
12/31/2008	0.65	0	0	0.50%	-39.8%
12/31/2007	1.08	0	0	0.50%	3.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.87	0	$0	0.25%	-6.4%
12/31/2010	0.93	0	0	0.25%	11.0%
12/31/2009	0.84	0	0	0.25%	28.2%
12/31/2008	0.66	0	0	0.25%	-39.6%
12/31/2007	1.09	0	0	0.25%	4.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.89	0	$0	0.00%	-6.2%
12/31/2010	0.94	0	0	0.00%	11.3%
12/31/2009	0.85	0	0	0.00%	28.5%
12/31/2008	0.66	0	0	0.00%	-39.5%
12/31/2007	1.09	0	0	0.00%	4.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	3.5%
2008	3.7%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Goldman Sachs Mid Cap Value - Institutional Class - 38141W398

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$26,391,388	$24,346,694	785,977
Receivables: investments sold	—
Payables: investments purchased	(6,128)
Net assets	$26,385,260

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$26,385,260	26,384,653	$1.00
Band 100	—	—	1.01
Band 75	—	—	1.03
Band 50	—	—	1.04
Band 25	—	—	1.05
Band 0	—	—	1.07
Total	$26,385,260	26,384,653

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$248,466
Mortality & expense charges	(294,517)
Net investment income (loss)	(46,051)

Gain (loss) on investments:
Net realized gain (loss)	(49,266)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(2,258,402)
Net gain (loss)	(2,307,668)

Increase (decrease) in net assets from operations	$(2,353,719)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(46,051)	$(51,265)
Net realized gain (loss)	(49,266)	(156,544)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(2,258,402)	3,544,569

Increase (decrease) in net assets from operations	(2,353,719)	3,336,760

Contract owner transactions:
Proceeds from units sold	15,789,700	5,438,676
Cost of units redeemed	(5,498,422)	(2,258,828)
Account charges	(37,070)	(7,371)
Increase (decrease)	10,254,208	3,172,477
Net increase (decrease)	7,900,489	6,509,237
Net assets, beginning	18,484,771	11,975,534
Net assets, ending	$26,385,260	$18,484,771

Units sold	14,677,997	5,943,933
Units redeemed	(5,405,656)	(2,501,417)
Net increase (decrease)	9,272,341	3,442,516
Units outstanding, beginning	17,112,312	13,669,796
Units outstanding, ending	26,384,653	17,112,312

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$37,607,889
Cost of units redeemed/account charges	(12,293,595)
Net investment income (loss)	9,222
Net realized gain (loss)	(1,322,490)
Realized gain distributions	339,540
Net change in unrealized appreciation (depreciation)	2,044,694
$26,385,260

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	26,385	$26,385	1.25%	-7.4%
12/31/2010	1.08	17,112	18,485	1.25%	23.3%
12/31/2009	0.88	13,670	11,976	1.25%	31.5%
12/31/2008	0.67	12,517	8,336	1.25%	-37.3%
12/31/2007	1.06	6,767	7,184	1.25%	2.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	-7.2%
12/31/2010	1.09	0	0	1.00%	23.6%
12/31/2009	0.88	0	0	1.00%	31.9%
12/31/2008	0.67	0	0	1.00%	-37.1%
12/31/2007	1.06	0	0	1.00%	2.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.75%	-7.0%
12/31/2010	1.10	0	0	0.75%	23.9%
12/31/2009	0.89	0	0	0.75%	32.2%
12/31/2008	0.67	0	0	0.75%	-36.9%
12/31/2007	1.07	0	0	0.75%	2.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.50%	-6.7%
12/31/2010	1.11	0	0	0.50%	24.2%
12/31/2009	0.90	0	0	0.50%	32.5%
12/31/2008	0.68	0	0	0.50%	-36.8%
12/31/2007	1.07	0	0	0.50%	2.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.25%	-6.5%
12/31/2010	1.13	0	0	0.25%	24.5%
12/31/2009	0.90	0	0	0.25%	32.9%
12/31/2008	0.68	0	0	0.25%	-36.6%
12/31/2007	1.07	0	0	0.25%	3.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.00%	-6.3%
12/31/2010	1.14	0	0	0.00%	24.9%
12/31/2009	0.91	0	0	0.00%	33.2%
12/31/2008	0.68	0	0	0.00%	-36.5%
12/31/2007	1.08	0	0	0.00%	3.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.1%
2010	0.9%
2009	1.5%
2008	1.9%
2007	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Goldman Sachs Mid Cap Value - Service Class - 38141W380

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,584,056	$3,577,214	109,994
Receivables: investments sold	47,961
Payables: investments purchased	—
Net assets	$3,632,017

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,534,861	2,600,690	$0.97
Band 100	4,451	4,508	0.99
Band 75	—	—	1.00
Band 50	—	—	1.01
Band 25	—	—	1.03
Band 0	1,092,705	1,050,669	1.04
Total	$3,632,017	3,655,867

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$14,695
Mortality & expense charges	(25,515)
Net investment income (loss)	(10,820)

Gain (loss) on investments:
Net realized gain (loss)	123,380
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(406,758)
Net gain (loss)	(283,378)

Increase (decrease) in net assets from operations	$(294,198)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,820)	$(5,208)
Net realized gain (loss)	123,380	(10,988)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(406,758)	383,833

Increase (decrease) in net assets from operations	(294,198)	367,637

Contract owner transactions:
Proceeds from units sold	2,817,461	745,159
Cost of units redeemed	(1,079,133)	(171,233)
Account charges	(7,347)	(1,145)
Increase (decrease)	1,730,981	572,781
Net increase (decrease)	1,436,783	940,418
Net assets, beginning	2,195,234	1,254,816
Net assets, ending	$3,632,017	$2,195,234

Units sold	2,730,372	801,717
Units redeemed	(1,110,265)	(197,487)
Net increase (decrease)	1,620,107	604,230
Units outstanding, beginning	2,035,760	1,431,530
Units outstanding, ending	3,655,867	2,035,760

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$5,750,557
Cost of units redeemed/account charges	(2,106,939)
Net investment income (loss)	(4,612)
Net realized gain (loss)	(23,585)
Realized gain distributions	9,754
Net change in unrealized appreciation (depreciation)	6,842
$3,632,017

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	2,601	$2,535	1.25%	-7.9%
12/31/2010	1.06	1,301	1,376	1.25%	22.7%
12/31/2009	0.86	832	717	1.25%	30.8%
12/31/2008	0.66	438	288	1.25%	-37.6%
12/31/2007	1.06	76	81	1.25%	1.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	5	$4	1.00%	-7.6%
12/31/2010	1.07	3	4	1.00%	23.0%
12/31/2009	0.87	3	3	1.00%	31.2%
12/31/2008	0.66	3	2	1.00%	-37.4%
12/31/2007	1.06	0	0	1.00%	1.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.75%	-7.4%
12/31/2010	1.08	0	0	0.75%	23.3%
12/31/2009	0.88	0	0	0.75%	31.5%
12/31/2008	0.67	0	0	0.75%	-37.2%
12/31/2007	1.06	0	0	0.75%	2.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.50%	-7.2%
12/31/2010	1.09	0	0	0.50%	23.7%
12/31/2009	0.88	0	0	0.50%	31.8%
12/31/2008	0.67	0	0	0.50%	-37.1%
12/31/2007	1.06	0	0	0.50%	2.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.25%	-6.9%
12/31/2010	1.10	0	0	0.25%	24.0%
12/31/2009	0.89	0	0	0.25%	32.2%
12/31/2008	0.67	0	0	0.25%	-36.9%
12/31/2007	1.07	0	0	0.25%	2.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	1,051	$1,093	0.00%	-6.7%
12/31/2010	1.11	731	815	0.00%	24.3%
12/31/2009	0.90	597	535	0.00%	32.5%
12/31/2008	0.68	536	363	0.00%	-36.8%
12/31/2007	1.07	12	13	0.00%	2.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.5%
2010	0.4%
2009	1.2%
2008	2.1%
2007	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Goldman Sachs Small Cap Value - Institutional Class - 38142V209

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$5,778,231	$5,984,523	135,147
Receivables: investments sold	—
Payables: investments purchased	(261,516)
Net assets	$5,516,715

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$5,516,715	5,033,159	$1.10
Band 100	—	—	1.11
Band 75	—	—	1.12
Band 50	—	—	1.14
Band 25	—	—	1.15
Band 0	—	—	1.17
Total	$5,516,715	5,033,159

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$32,123
Mortality & expense charges	(51,935)
Net investment income (loss)	(19,812)

Gain (loss) on investments:
Net realized gain (loss)	260,518
Realized gain distributions	93,030
Net change in unrealized appreciation (depreciation)	(491,741)
Net gain (loss)	(138,193)

Increase (decrease) in net assets from operations	$(158,005)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(19,812)	$(563)
Net realized gain (loss)	260,518	15,616
Realized gain distributions	93,030	—
Net change in unrealized appreciation (depreciation)	(491,741)	276,715

Increase (decrease) in net assets from operations	(158,005)	291,768

Contract owner transactions:
Proceeds from units sold	7,114,371	1,868,830
Cost of units redeemed	(3,402,343)	(224,160)
Account charges	(16,747)	(3,733)
Increase (decrease)	3,695,281	1,640,937
Net increase (decrease)	3,537,276	1,932,705
Net assets, beginning	1,979,439	46,734
Net assets, ending	$5,516,715	$1,979,439

Units sold	6,379,771	1,977,203
Units redeemed	(3,144,561)	(232,232)
Net increase (decrease)	3,235,210	1,744,971
Units outstanding, beginning	1,797,949	52,978
Units outstanding, ending	5,033,159	1,797,949

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$9,220,364
Cost of units redeemed/account charges	(3,805,772)
Net investment income (loss)	(21,834)
Net realized gain (loss)	220,783
Realized gain distributions	109,466
Net change in unrealized appreciation (depreciation)	(206,292)
$5,516,715

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	5,033	$5,517	1.25%	-0.4%
12/31/2010	1.10	1,798	1,979	1.25%	24.8%
12/31/2009	0.88	53	47	1.25%	26.7%
12/31/2008	0.70	34	24	1.25%	-27.8%
12/31/2007	0.96	99	95	1.25%	-6.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	1.00%	-0.2%
12/31/2010	1.11	0	0	1.00%	25.1%
12/31/2009	0.89	0	0	1.00%	27.1%
12/31/2008	0.70	0	0	1.00%	-27.6%
12/31/2007	0.97	0	0	1.00%	-6.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	0.75%	0.1%
12/31/2010	1.12	0	0	0.75%	25.4%
12/31/2009	0.90	0	0	0.75%	27.4%
12/31/2008	0.70	0	0	0.75%	-27.5%
12/31/2007	0.97	0	0	0.75%	-6.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	0.50%	0.3%
12/31/2010	1.14	0	0	0.50%	25.7%
12/31/2009	0.90	0	0	0.50%	27.7%
12/31/2008	0.71	0	0	0.50%	-27.3%
12/31/2007	0.97	0	0	0.50%	-5.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.25%	0.6%
12/31/2010	1.15	0	0	0.25%	26.1%
12/31/2009	0.91	0	0	0.25%	28.0%
12/31/2008	0.71	0	0	0.25%	-27.1%
12/31/2007	0.98	0	0	0.25%	-5.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	0.00%	0.8%
12/31/2010	1.16	0	0	0.00%	26.4%
12/31/2009	0.92	0	0	0.00%	28.3%
12/31/2008	0.72	0	0	0.00%	-26.9%
12/31/2007	0.98	0	0	0.00%	-5.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.9%
2010	1.0%
2009	1.1%
2008	0.9%
2007	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Goldman Sachs Small Cap Value - Service Class - 38142V308

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,831,804	$1,831,041	46,899
Receivables: investments sold	—
Payables: investments purchased	(40,696)
Net assets	$1,791,108

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,616,562	1,513,340	$1.07
Band 100	—	—	1.08
Band 75	—	—	1.10
Band 50	—	—	1.11
Band 25	—	—	1.13
Band 0	174,546	153,139	1.14
Total	$1,791,108	1,666,479

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$736
Mortality & expense charges	(13,330)
Net investment income (loss)	(12,594)

Gain (loss) on investments:
Net realized gain (loss)	42,957
Realized gain distributions	30,365
Net change in unrealized appreciation (depreciation)	(66,873)
Net gain (loss)	6,449

Increase (decrease) in net assets from operations	$(6,145)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,594)	$(1,790)
Net realized gain (loss)	42,957	120
Realized gain distributions	30,365	—
Net change in unrealized appreciation (depreciation)	(66,873)	53,784

Increase (decrease) in net assets from operations	(6,145)	52,114

Contract owner transactions:
Proceeds from units sold	2,587,846	197,124
Cost of units redeemed	(1,143,025)	(19,030)
Account charges	(5,059)	(180)
Increase (decrease)	1,439,762	177,914
Net increase (decrease)	1,433,617	230,028
Net assets, beginning	357,491	127,463
Net assets, ending	$1,791,108	$357,491

Units sold	2,495,363	205,062
Units redeemed	(1,159,419)	(21,043)
Net increase (decrease)	1,335,944	184,019
Units outstanding, beginning	330,535	146,516
Units outstanding, ending	1,666,479	330,535

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,952,327
Cost of units redeemed/account charges	(1,216,725)
Net investment income (loss)	(15,235)
Net realized gain (loss)	38,558
Realized gain distributions	31,420
Net change in unrealized appreciation (depreciation)	763
$1,791,108

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	1,513	$1,617	1.25%	-0.9%
12/31/2010	1.08	311	335	1.25%	24.2%
12/31/2009	0.87	139	120	1.25%	26.1%
12/31/2008	0.69	65	44	1.25%	-28.2%
12/31/2007	0.96	6	6	1.25%	-7.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	1.00%	-0.7%
12/31/2010	1.09	0	0	1.00%	24.5%
12/31/2009	0.88	0	0	1.00%	26.4%
12/31/2008	0.69	0	0	1.00%	-28.0%
12/31/2007	0.96	0	0	1.00%	-6.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.75%	-0.4%
12/31/2010	1.10	0	0	0.75%	24.8%
12/31/2009	0.88	0	0	0.75%	26.7%
12/31/2008	0.70	0	0	0.75%	-27.8%
12/31/2007	0.96	0	0	0.75%	-6.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	0.50%	-0.2%
12/31/2010	1.11	0	0	0.50%	25.1%
12/31/2009	0.89	0	0	0.50%	27.0%
12/31/2008	0.70	0	0	0.50%	-27.6%
12/31/2007	0.97	0	0	0.50%	-6.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.25%	0.1%
12/31/2010	1.12	0	0	0.25%	25.4%
12/31/2009	0.90	0	0	0.25%	27.4%
12/31/2008	0.70	0	0	0.25%	-27.4%
12/31/2007	0.97	0	0	0.25%	-6.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	153	$175	0.00%	0.3%
12/31/2010	1.14	20	22	0.00%	25.8%
12/31/2009	0.90	8	7	0.00%	27.7%
12/31/2008	0.71	0	0	0.00%	-27.3%
12/31/2007	0.97	0	0	0.00%	-5.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.1%
2010	0.3%
2009	0.7%
2008	0.3%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Goldman Sachs Structured International Equity - Institutional Class - 38142V845

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$214,506	$237,701	25,723
Receivables: investments sold	281
Payables: investments purchased	—
Net assets	$214,787

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$214,787	347,434	$0.62
Band 100	—	—	0.62
Band 75	—	—	0.63
Band 50	—	—	0.64
Band 25	—	—	0.64
Band 0	—	—	0.65
Total	$214,787	347,434

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$11,489
Mortality & expense charges	(2,067)
Net investment income (loss)	9,422

Gain (loss) on investments:
Net realized gain (loss)	62,027
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(72,820)
Net gain (loss)	(10,793)

Increase (decrease) in net assets from operations	$(1,371)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,422	$5,245
Net realized gain (loss)	62,027	5,543
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(72,820)	49,560

Increase (decrease) in net assets from operations	(1,371)	60,348

Contract owner transactions:
Proceeds from units sold	1,062,597	397,049
Cost of units redeemed	(1,183,181)	(122,792)
Account charges	(381)	(739)
Increase (decrease)	(120,965)	273,518
Net increase (decrease)	(122,336)	333,866
Net assets, beginning	337,123	3,257
Net assets, ending	$214,787	$337,123

Units sold	1,428,292	631,586
Units redeemed	(1,534,463)	(182,625)
Net increase (decrease)	(106,171)	448,961
Units outstanding, beginning	453,605	4,644
Units outstanding, ending	347,434	453,605

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,462,783
Cost of units redeemed/account charges	(1,307,102)
Net investment income (loss)	14,731
Net realized gain (loss)	67,570
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(23,195)
$214,787

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.62	347	$215	1.25%	-16.8%
12/31/2010	0.74	454	337	1.25%	6.0%
12/31/2009	0.70	5	3	1.25%	27.5%
12/31/2008	0.55	0	0	1.25%	-43.6%
12/31/2007	0.98	0	0	1.25%	-2.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.62	0	$0	1.00%	-16.6%
12/31/2010	0.75	0	0	1.00%	6.2%
12/31/2009	0.71	0	0	1.00%	27.8%
12/31/2008	0.55	0	0	1.00%	-43.5%
12/31/2007	0.98	0	0	1.00%	-2.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.63	0	$0	0.75%	-16.4%
12/31/2010	0.75	0	0	0.75%	6.5%
12/31/2009	0.71	0	0	0.75%	28.1%
12/31/2008	0.55	0	0	0.75%	-43.3%
12/31/2007	0.98	0	0	0.75%	-2.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.64	0	$0	0.50%	-16.2%
12/31/2010	0.76	0	0	0.50%	6.8%
12/31/2009	0.71	0	0	0.50%	28.4%
12/31/2008	0.55	0	0	0.50%	-43.2%
12/31/2007	0.98	0	0	0.50%	-2.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.64	0	$0	0.25%	-16.0%
12/31/2010	0.77	0	0	0.25%	7.0%
12/31/2009	0.72	0	0	0.25%	28.8%
12/31/2008	0.56	0	0	0.25%	-43.0%
12/31/2007	0.98	0	0	0.25%	-2.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.65	0	$0	0.00%	-15.8%
12/31/2010	0.77	0	0	0.00%	7.3%
12/31/2009	0.72	0	0	0.00%	29.1%
12/31/2008	0.56	0	0	0.00%	-42.9%
12/31/2007	0.98	0	0	0.00%	-2.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	4.2%
2010	4.4%
2009	4.7%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Goldman Sachs Structured International Equity - Service Class - 38142V837

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$83,920	$91,766	9,841
Receivables: investments sold	—
Payables: investments purchased	(3,019)
Net assets	$80,901

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$80,713	133,293	$0.61
Band 100	—	—	0.61
Band 75	—	—	0.62
Band 50	—	—	0.62
Band 25	—	—	0.63
Band 0	188	295	0.64
Total	$80,901	133,588

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$3,944
Mortality & expense charges	(588)
Net investment income (loss)	3,356

Gain (loss) on investments:
Net realized gain (loss)	1,788
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(9,014)
Net gain (loss)	(7,226)

Increase (decrease) in net assets from operations	$(3,870)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,356	$269
Net realized gain (loss)	1,788	144
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(9,014)	650

Increase (decrease) in net assets from operations	(3,870)	1,063

Contract owner transactions:
Proceeds from units sold	157,707	18,940
Cost of units redeemed	(95,806)	(1,211)
Account charges	(153)	(28)
Increase (decrease)	61,748	17,701
Net increase (decrease)	57,878	18,764
Net assets, beginning	23,023	4,259
Net assets, ending	$80,901	$23,023

Units sold	246,431	27,080
Units redeemed	(144,242)	(1,819)
Net increase (decrease)	102,189	25,261
Units outstanding, beginning	31,399	6,138
Units outstanding, ending	133,588	31,399

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$188,030
Cost of units redeemed/account charges	(106,669)
Net investment income (loss)	3,657
Net realized gain (loss)	3,729
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(7,846)
$80,901

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.61	133	$81	1.25%	-17.3%
12/31/2010	0.73	30	22	1.25%	5.5%
12/31/2009	0.69	6	4	1.25%	26.8%
12/31/2008	0.55	2	1	1.25%	-43.9%
12/31/2007	0.98	0	0	1.25%	-2.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.61	0	$0	1.00%	-17.1%
12/31/2010	0.74	0	0	1.00%	5.8%
12/31/2009	0.70	0	0	1.00%	27.1%
12/31/2008	0.55	0	0	1.00%	-43.8%
12/31/2007	0.98	0	0	1.00%	-2.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.62	0	$0	0.75%	-16.9%
12/31/2010	0.74	0	0	0.75%	6.1%
12/31/2009	0.70	0	0	0.75%	27.4%
12/31/2008	0.55	0	0	0.75%	-43.6%
12/31/2007	0.98	0	0	0.75%	-2.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.62	0	$0	0.50%	-16.7%
12/31/2010	0.75	0	0	0.50%	6.3%
12/31/2009	0.71	0	0	0.50%	27.8%
12/31/2008	0.55	0	0	0.50%	-43.5%
12/31/2007	0.98	0	0	0.50%	-2.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.63	0	$0	0.25%	-16.5%
12/31/2010	0.76	0	0	0.25%	6.6%
12/31/2009	0.71	0	0	0.25%	28.1%
12/31/2008	0.55	0	0	0.25%	-43.3%
12/31/2007	0.98	0	0	0.25%	-2.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.64	0	$0	0.00%	-16.3%
12/31/2010	0.76	1	1	0.00%	6.9%
12/31/2009	0.71	0	0	0.00%	28.4%
12/31/2008	0.55	0	0	0.00%	-43.2%
12/31/2007	0.98	0	0	0.00%	-2.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	7.6%
2010	2.9%
2009	3.3%
2008	7.9%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Goldman Sachs Technology Tollkeeper - Institutional Class - 38142Y856

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$6,118,109	$6,018,819	518,013
Receivables: investments sold	118,769
Payables: investments purchased	—
Net assets	$6,236,878

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$6,236,878	4,852,944	$1.29
Band 100	—	—	1.30
Band 75	—	—	1.32
Band 50	—	—	1.34
Band 25	—	—	1.35
Band 0	—	—	1.37
Total	$6,236,878	4,852,944

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(71,643)
Net investment income (loss)	(71,643)

Gain (loss) on investments:
Net realized gain (loss)	1,040,174
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,929,869)
Net gain (loss)	(889,695)

Increase (decrease) in net assets from operations	$(961,338)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(71,643)	$(60,684)
Net realized gain (loss)	1,040,174	308,423
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,929,869)	857,665

Increase (decrease) in net assets from operations	(961,338)	1,105,404

Contract owner transactions:
Proceeds from units sold	4,412,705	1,607,804
Cost of units redeemed	(3,005,687)	(1,122,411)
Account charges	(8,714)	(4,565)
Increase (decrease)	1,398,304	480,828
Net increase (decrease)	436,966	1,586,232
Net assets, beginning	5,799,912	4,213,680
Net assets, ending	$6,236,878	$5,799,912

Units sold	3,204,734	1,305,361
Units redeemed	(2,234,701)	(897,361)
Net increase (decrease)	970,033	408,000
Units outstanding, beginning	3,882,911	3,474,911
Units outstanding, ending	4,852,944	3,882,911

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$10,827,291
Cost of units redeemed/account charges	(5,651,665)
Net investment income (loss)	(199,498)
Net realized gain (loss)	1,161,460
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	99,290
$6,236,878

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	4,853	$6,237	1.25%	-14.0%
12/31/2010	1.49	3,883	5,800	1.25%	23.2%
12/31/2009	1.21	3,475	4,214	1.25%	67.8%
12/31/2008	0.72	3,156	2,280	1.25%	-45.9%
12/31/2007	1.34	970	1,296	1.25%	26.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	0	$0	1.00%	-13.7%
12/31/2010	1.51	0	0	1.00%	23.5%
12/31/2009	1.22	0	0	1.00%	68.2%
12/31/2008	0.73	0	0	1.00%	-45.8%
12/31/2007	1.34	0	0	1.00%	26.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	0.75%	-13.5%
12/31/2010	1.53	0	0	0.75%	23.8%
12/31/2009	1.23	0	0	0.75%	68.7%
12/31/2008	0.73	0	0	0.75%	-45.7%
12/31/2007	1.34	0	0	0.75%	27.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	0	$0	0.50%	-13.3%
12/31/2010	1.54	0	0	0.50%	24.1%
12/31/2009	1.24	0	0	0.50%	69.1%
12/31/2008	0.73	0	0	0.50%	-45.5%
12/31/2007	1.35	0	0	0.50%	27.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	0.25%	-13.1%
12/31/2010	1.56	0	0	0.25%	24.4%
12/31/2009	1.25	0	0	0.25%	69.5%
12/31/2008	0.74	0	0	0.25%	-45.4%
12/31/2007	1.35	0	0	0.25%	27.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	0.00%	-12.9%
12/31/2010	1.57	0	0	0.00%	24.7%
12/31/2009	1.26	0	0	0.00%	69.9%
12/31/2008	0.74	0	0	0.00%	-45.3%
12/31/2007	1.36	0	0	0.00%	27.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Goldman Sachs Technology Tollkeeper - Service Class - 38142Y864

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,523,015	$1,643,926	137,426
Receivables: investments sold	38,144
Payables: investments purchased	—
Net assets	$1,561,159

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,199,385	956,437	$1.25
Band 100	—	—	1.27
Band 75	—	—	1.29
Band 50	—	—	1.30
Band 25	—	—	1.32
Band 0	361,774	270,374	1.34
Total	$1,561,159	1,226,811

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(12,858)
Net investment income (loss)	(12,858)

Gain (loss) on investments:
Net realized gain (loss)	30,367
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(253,574)
Net gain (loss)	(223,207)

Increase (decrease) in net assets from operations	$(236,065)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,858)	$(6,468)
Net realized gain (loss)	30,367	47,408
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(253,574)	85,998

Increase (decrease) in net assets from operations	(236,065)	126,938

Contract owner transactions:
Proceeds from units sold	1,979,724	403,659
Cost of units redeemed	(889,927)	(271,465)
Account charges	(3,754)	(319)
Increase (decrease)	1,086,043	131,875
Net increase (decrease)	849,978	258,813
Net assets, beginning	711,181	452,368
Net assets, ending	$1,561,159	$711,181

Units sold	1,441,119	311,035
Units redeemed	(698,389)	(205,812)
Net increase (decrease)	742,730	105,223
Units outstanding, beginning	484,081	378,858
Units outstanding, ending	1,226,811	484,081

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,986,318
Cost of units redeemed/account charges	(1,360,594)
Net investment income (loss)	(21,216)
Net realized gain (loss)	77,562
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(120,911)
$1,561,159

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	956	$1,199	1.25%	-14.4%
12/31/2010	1.46	454	665	1.25%	22.6%
12/31/2009	1.19	379	452	1.25%	67.0%
12/31/2008	0.72	44	31	1.25%	-46.2%
12/31/2007	1.33	1	1	1.25%	25.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	1.00%	-14.1%
12/31/2010	1.48	0	0	1.00%	22.9%
12/31/2009	1.20	0	0	1.00%	67.4%
12/31/2008	0.72	0	0	1.00%	-46.0%
12/31/2007	1.33	0	0	1.00%	26.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	0.75%	-13.9%
12/31/2010	1.50	0	0	0.75%	23.2%
12/31/2009	1.21	0	0	0.75%	67.8%
12/31/2008	0.72	0	0	0.75%	-45.9%
12/31/2007	1.34	0	0	0.75%	26.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	0	$0	0.50%	-13.7%
12/31/2010	1.51	0	0	0.50%	23.6%
12/31/2009	1.22	0	0	0.50%	68.2%
12/31/2008	0.73	0	0	0.50%	-45.8%
12/31/2007	1.34	0	0	0.50%	26.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	0.25%	-13.5%
12/31/2010	1.53	0	0	0.25%	23.9%
12/31/2009	1.23	0	0	0.25%	68.6%
12/31/2008	0.73	0	0	0.25%	-45.6%
12/31/2007	1.34	0	0	0.25%	27.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	270	$362	0.00%	-13.3%
12/31/2010	1.54	30	46	0.00%	24.2%
12/31/2009	1.24	0	0	0.00%	69.1%
12/31/2008	0.73	0	0	0.00%	-45.5%
12/31/2007	1.35	0	0	0.00%	27.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Henssler Equity - Institutional Class - 426894200 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.02
Band 100	—	—	1.03
Band 75	—	—	1.03
Band 50	—	—	1.03
Band 25	—	—	1.03
Band 0	—	—	1.03
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/21/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Henssler Equity - Investor Class - 426894101

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$269,898	$274,655	18,881
Receivables: investments sold	290
Payables: investments purchased	—
Net assets	$270,188

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$270,188	258,006	$1.05
Band 100	—	—	1.05
Band 75	—	—	1.05
Band 50	—	—	1.06
Band 25	—	—	1.06
Band 0	—	—	1.06
Total	$270,188	258,006

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,155
Mortality & expense charges	(1,770)
Net investment income (loss)	385

Gain (loss) on investments:
Net realized gain (loss)	(2,557)
Realized gain distributions	71
Net change in unrealized appreciation (depreciation)	(4,757)
Net gain (loss)	(7,243)

Increase (decrease) in net assets from operations	$(6,858)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$385	$—
Net realized gain (loss)	(2,557)	—
Realized gain distributions	71	—
Net change in unrealized appreciation (depreciation)	(4,757)	—

Increase (decrease) in net assets from operations	(6,858)	—

Contract owner transactions:
Proceeds from units sold	554,627	—
Cost of units redeemed	(277,524)	—
Account charges	(57)	—
Increase (decrease)	277,046	—
Net increase (decrease)	270,188	—
Net assets, beginning	—	—
Net assets, ending	$270,188	$—

Units sold	520,945	—
Units redeemed	(262,939)	—
Net increase (decrease)	258,006	—
Units outstanding, beginning	—	—
Units outstanding, ending	258,006	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$554,627
Cost of units redeemed/account charges	(277,581)
Net investment income (loss)	385
Net realized gain (loss)	(2,557)
Realized gain distributions	71
Net change in unrealized appreciation (depreciation)	(4,757)
$270,188

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	258	$270	1.25%	-1.9%
12/31/2010	1.07	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	1.00%	-1.7%
12/31/2010	1.07	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.75%	-1.4%
12/31/2010	1.07	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.50%	-1.2%
12/31/2010	1.07	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.25%	-0.9%
12/31/2010	1.07	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.00%	-0.7%
12/31/2010	1.07	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.6%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco Capital Development Fund - Institutional Class - 001413483

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$28,573	$30,077	1,769
Receivables: investments sold	5
Payables: investments purchased	—
Net assets	$28,578

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$28,578	31,178	$0.92
Band 100	—	—	0.93
Band 75	—	—	0.94
Band 50	—	—	0.95
Band 25	—	—	0.97
Band 0	—	—	0.98
Total	$28,578	31,178

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(509)
Net investment income (loss)	(509)

Gain (loss) on investments:
Net realized gain (loss)	4,720
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(7,076)
Net gain (loss)	(2,356)

Increase (decrease) in net assets from operations	$(2,865)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(509)	$(466)
Net realized gain (loss)	4,720	(1,806)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(7,076)	8,520

Increase (decrease) in net assets from operations	(2,865)	6,248

Contract owner transactions:
Proceeds from units sold	3,661	47,362
Cost of units redeemed	(13,444)	(36,918)
Account charges	(1)	—
Increase (decrease)	(9,784)	10,444
Net increase (decrease)	(12,649)	16,692
Net assets, beginning	41,227	24,535
Net assets, ending	$28,578	$41,227

Units sold	17,592	55,137
Units redeemed	(27,714)	(42,875)
Net increase (decrease)	(10,122)	12,262
Units outstanding, beginning	41,300	29,038
Units outstanding, ending	31,178	41,300

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$82,288
Cost of units redeemed/account charges	(53,294)
Net investment income (loss)	(1,424)
Net realized gain (loss)	1,355
Realized gain distributions	1,157
Net change in unrealized appreciation (depreciation)	(1,504)
$28,578

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	31	$29	1.25%	-8.2%
12/31/2010	1.00	41	41	1.25%	18.1%
12/31/2009	0.84	29	25	1.25%	40.9%
12/31/2008	0.60	20	12	1.25%	-47.5%
12/31/2007	1.14	15	17	1.25%	9.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	1.00%	-7.9%
12/31/2010	1.01	0	0	1.00%	18.4%
12/31/2009	0.85	0	0	1.00%	41.2%
12/31/2008	0.60	0	0	1.00%	-47.4%
12/31/2007	1.15	0	0	1.00%	10.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.75%	-7.7%
12/31/2010	1.02	0	0	0.75%	18.7%
12/31/2009	0.86	0	0	0.75%	41.6%
12/31/2008	0.61	0	0	0.75%	-47.2%
12/31/2007	1.15	0	0	0.75%	10.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	0	$0	0.50%	-7.5%
12/31/2010	1.03	0	0	0.50%	19.0%
12/31/2009	0.87	0	0	0.50%	41.9%
12/31/2008	0.61	0	0	0.50%	-47.1%
12/31/2007	1.15	0	0	0.50%	10.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.25%	-7.3%
12/31/2010	1.04	0	0	0.25%	19.3%
12/31/2009	0.87	0	0	0.25%	42.3%
12/31/2008	0.61	0	0	0.25%	-47.0%
12/31/2007	1.16	0	0	0.25%	10.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.00%	-7.0%
12/31/2010	1.05	0	0	0.00%	19.6%
12/31/2009	0.88	0	0	0.00%	42.6%
12/31/2008	0.62	0	0	0.00%	-46.8%
12/31/2007	1.16	0	0	0.00%	11.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco Capital Development Fund - R Class - 001413459

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,755	$3,775	253
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$3,755

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1	1	$0.88
Band 100	3,754	4,199	0.89
Band 75	—	—	0.91
Band 50	—	—	0.92
Band 25	—	—	0.93
Band 0	—	—	0.94
Total	$3,755	4,200

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(36)
Net investment income (loss)	(36)

Gain (loss) on investments:
Net realized gain (loss)	1
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(309)
Net gain (loss)	(308)

Increase (decrease) in net assets from operations	$(344)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(36)	$(27)
Net realized gain (loss)	1	(2)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(309)	514

Increase (decrease) in net assets from operations	(344)	485

Contract owner transactions:
Proceeds from units sold	799	280
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	799	280
Net increase (decrease)	455	765
Net assets, beginning	3,300	2,535
Net assets, ending	$3,755	$3,300

Units sold	826	302
Units redeemed	—	—
Net increase (decrease)	826	302
Units outstanding, beginning	3,374	3,072
Units outstanding, ending	4,200	3,374

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,884
Cost of units redeemed/account charges	6
Net investment income (loss)	(94)
Net realized gain (loss)	(21)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(20)
$3,755

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.88	0	$0	1.25%	-8.8%
12/31/2010	0.97	0	0	1.25%	17.3%
12/31/2009	0.83	3	3	1.25%	38.9%
12/31/2008	0.59	3	2	1.25%	-47.9%
12/31/2007	1.13	0	0	1.25%	9.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.89	4	$4	1.00%	-8.6%
12/31/2010	0.98	3	3	1.00%	17.6%
12/31/2009	0.83	0	0	1.00%	40.0%
12/31/2008	0.59	0	0	1.00%	-47.7%
12/31/2007	1.14	0	0	1.00%	9.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	0	$0	0.75%	-8.4%
12/31/2010	0.99	0	0	0.75%	17.9%
12/31/2009	0.84	0	0	0.75%	40.3%
12/31/2008	0.60	0	0	0.75%	-47.6%
12/31/2007	1.14	0	0	0.75%	9.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.50%	-8.1%
12/31/2010	1.00	0	0	0.50%	18.2%
12/31/2009	0.85	0	0	0.50%	40.7%
12/31/2008	0.60	0	0	0.50%	-47.5%
12/31/2007	1.14	0	0	0.50%	9.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.25%	-7.9%
12/31/2010	1.01	0	0	0.25%	18.5%
12/31/2009	0.85	0	0	0.25%	41.1%
12/31/2008	0.60	0	0	0.25%	-47.3%
12/31/2007	1.15	0	0	0.25%	10.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.00%	-7.7%
12/31/2010	1.02	0	0	0.00%	18.8%
12/31/2009	0.86	0	0	0.00%	41.4%
12/31/2008	0.61	0	0	0.00%	-47.2%
12/31/2007	1.15	0	0	0.00%	10.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco Diversified Dividend - Advisor Class - 001413541

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$285,190	$299,659	23,985
Receivables: investments sold	3
Payables: investments purchased	—
Net assets	$285,193

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$257,945	280,486	$0.92
Band 100	27,248	29,579	0.92
Band 75	—	—	0.92
Band 50	—	—	0.92
Band 25	—	—	0.93
Band 0	—	—	0.93
Total	$285,193	310,065

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,806
Mortality & expense charges	(1,802)
Net investment income (loss)	1,004

Gain (loss) on investments:
Net realized gain (loss)	(8,004)
Realized gain distributions	3,315
Net change in unrealized appreciation (depreciation)	(14,469)
Net gain (loss)	(19,158)

Increase (decrease) in net assets from operations	$(18,154)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,004	$—
Net realized gain (loss)	(8,004)	—
Realized gain distributions	3,315	—
Net change in unrealized appreciation (depreciation)	(14,469)	—

Increase (decrease) in net assets from operations	(18,154)	—

Contract owner transactions:
Proceeds from units sold	387,557	—
Cost of units redeemed	(82,841)	—
Account charges	(1,369)	—
Increase (decrease)	303,347	—
Net increase (decrease)	285,193	—
Net assets, beginning	—	—
Net assets, ending	$285,193	$—

Units sold	403,323	—
Units redeemed	(93,258)	—
Net increase (decrease)	310,065	—
Units outstanding, beginning	—	—
Units outstanding, ending	310,065	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$387,557
Cost of units redeemed/account charges	(84,210)
Net investment income (loss)	1,004
Net realized gain (loss)	(8,004)
Realized gain distributions	3,315
Net change in unrealized appreciation (depreciation)	(14,469)
$285,193

* Date of Fund Inception into Variable Account: 4/28/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	280	$258	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	30	$27	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco Diversified Dividend - Investor Class - 001413194

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$42,642	$45,469	3,597
Receivables: investments sold	91
Payables: investments purchased	—
Net assets	$42,733

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$42,733	46,480	$0.92
Band 100	—	—	0.92
Band 75	—	—	0.92
Band 50	—	—	0.92
Band 25	—	—	0.93
Band 0	—	—	0.93
Total	$42,733	46,480

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$460
Mortality & expense charges	(301)
Net investment income (loss)	159

Gain (loss) on investments:
Net realized gain (loss)	(2,968)
Realized gain distributions	490
Net change in unrealized appreciation (depreciation)	(2,827)
Net gain (loss)	(5,305)

Increase (decrease) in net assets from operations	$(5,146)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$159	$—
Net realized gain (loss)	(2,968)	—
Realized gain distributions	490	—
Net change in unrealized appreciation (depreciation)	(2,827)	—

Increase (decrease) in net assets from operations	(5,146)	—

Contract owner transactions:
Proceeds from units sold	69,845	—
Cost of units redeemed	(21,965)	—
Account charges	(1)	—
Increase (decrease)	47,879	—
Net increase (decrease)	42,733	—
Net assets, beginning	—	—
Net assets, ending	$42,733	$—

Units sold	71,672	—
Units redeemed	(25,192)	—
Net increase (decrease)	46,480	—
Units outstanding, beginning	—	—
Units outstanding, ending	46,480	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$69,845
Cost of units redeemed/account charges	(21,966)
Net investment income (loss)	159
Net realized gain (loss)	(2,968)
Realized gain distributions	490
Net change in unrealized appreciation (depreciation)	(2,827)
$42,733

* Date of Fund Inception into Variable Account: 4/28/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	46	$43	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco Dynamics Fund - A Class - 00142C284

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$23,021	$24,334	1,113
Receivables: investments sold	18
Payables: investments purchased	—
Net assets	$23,039

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$23,039	24,233	$0.95
Band 100	—	—	0.96
Band 75	—	—	0.97
Band 50	—	—	0.98
Band 25	—	—	0.99
Band 0	—	—	1.00
Total	$23,039	24,233

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$644
Mortality & expense charges	(167)
Net investment income (loss)	477

Gain (loss) on investments:
Net realized gain (loss)	123
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,677)
Net gain (loss)	(1,554)

Increase (decrease) in net assets from operations	$(1,077)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$477	$(15)
Net realized gain (loss)	123	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,677)	364

Increase (decrease) in net assets from operations	(1,077)	349

Contract owner transactions:
Proceeds from units sold	23,676	1,873
Cost of units redeemed	(1,778)	—
Account charges	(4)	—
Increase (decrease)	21,894	1,873
Net increase (decrease)	20,817	2,222
Net assets, beginning	2,222	—
Net assets, ending	$23,039	$2,222

Units sold	23,970	2,207
Units redeemed	(1,944)	—
Net increase (decrease)	22,026	2,207
Units outstanding, beginning	2,207	—
Units outstanding, ending	24,233	2,207

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$25,549
Cost of units redeemed/account charges	(1,782)
Net investment income (loss)	462
Net realized gain (loss)	123
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,313)
$23,039

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	24	$23	1.25%	-5.6%
12/31/2010	1.01	2	2	1.25%	21.9%
12/31/2009	0.83	0	0	1.25%	41.1%
12/31/2008	0.59	0	0	1.25%	-41.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	0	$0	1.00%	-5.3%
12/31/2010	1.01	0	0	1.00%	22.2%
12/31/2009	0.83	0	0	1.00%	41.4%
12/31/2008	0.59	0	0	1.00%	-41.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.75%	-5.1%
12/31/2010	1.02	0	0	0.75%	22.5%
12/31/2009	0.83	0	0	0.75%	41.8%
12/31/2008	0.59	0	0	0.75%	-41.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.50%	-4.9%
12/31/2010	1.03	0	0	0.50%	22.8%
12/31/2009	0.84	0	0	0.50%	42.2%
12/31/2008	0.59	0	0	0.50%	-41.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.25%	-4.6%
12/31/2010	1.03	0	0	0.25%	23.2%
12/31/2009	0.84	0	0	0.25%	42.5%
12/31/2008	0.59	0	0	0.25%	-41.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.00%	-4.4%
12/31/2010	1.04	0	0	0.00%	23.5%
12/31/2009	0.84	0	0	0.00%	42.9%
12/31/2008	0.59	0	0	0.00%	-41.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	5.1%
2010	0.0%
2009	0.0%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco Dynamics Fund - Investor Class - 00142C243

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$502,636	$452,152	24,299
Receivables: investments sold	117
Payables: investments purchased	—
Net assets	$502,753

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$502,753	195,991	$2.57
Band 100	—	—	2.62
Band 75	—	—	2.67
Band 50	—	—	2.73
Band 25	—	—	2.79
Band 0	—	—	3.16
Total	$502,753	195,991

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$14,182
Mortality & expense charges	(7,797)
Net investment income (loss)	6,385

Gain (loss) on investments:
Net realized gain (loss)	14,140
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(41,391)
Net gain (loss)	(27,251)

Increase (decrease) in net assets from operations	$(20,866)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,385	$(7,348)
Net realized gain (loss)	14,140	(8,765)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(41,391)	139,632

Increase (decrease) in net assets from operations	(20,866)	123,519

Contract owner transactions:
Proceeds from units sold	61,355	61,763
Cost of units redeemed	(223,762)	(39,961)
Account charges	(277)	(148)
Increase (decrease)	(162,684)	21,654
Net increase (decrease)	(183,550)	145,173
Net assets, beginning	686,303	541,130
Net assets, ending	$502,753	$686,303

Units sold	22,891	37,700
Units redeemed	(79,506)	(27,944)
Net increase (decrease)	(56,615)	9,756
Units outstanding, beginning	252,606	242,850
Units outstanding, ending	195,991	252,606

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,388,975
Cost of units redeemed/account charges	(979,408)
Net investment income (loss)	(31,246)
Net realized gain (loss)	73,948
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	50,484
$502,753

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.57	196	$503	1.25%	-5.6%
12/31/2010	2.72	253	686	1.25%	21.9%
12/31/2009	2.23	243	541	1.25%	41.1%
12/31/2008	1.58	238	376	1.25%	-47.7%
12/31/2007	3.02	192	580	1.25%	10.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.62	0	$0	1.00%	-5.3%
12/31/2010	2.77	0	0	1.00%	22.2%
12/31/2009	2.26	0	0	1.00%	41.4%
12/31/2008	1.60	0	0	1.00%	-47.6%
12/31/2007	3.05	0	0	1.00%	11.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.67	0	$0	0.75%	-5.1%
12/31/2010	2.82	0	0	0.75%	22.5%
12/31/2009	2.30	0	0	0.75%	41.8%
12/31/2008	1.62	0	0	0.75%	-47.5%
12/31/2007	3.09	0	0	0.75%	11.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.73	0	$0	0.50%	-4.9%
12/31/2010	2.87	0	0	0.50%	22.8%
12/31/2009	2.34	0	0	0.50%	42.2%
12/31/2008	1.64	0	0	0.50%	-47.3%
12/31/2007	3.12	0	0	0.50%	11.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.79	0	$0	0.25%	-4.6%
12/31/2010	2.92	0	0	0.25%	23.2%
12/31/2009	2.37	0	0	0.25%	42.5%
12/31/2008	1.66	0	0	0.25%	-47.2%
12/31/2007	3.15	0	0	0.25%	12.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.16	0	$0	0.00%	-4.4%
12/31/2010	3.31	0	0	0.00%	23.5%
12/31/2009	2.68	0	0	0.00%	42.9%
12/31/2008	1.88	0	0	0.00%	-47.1%
12/31/2007	3.54	0	0	0.00%	12.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.4%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco Energy Fund - A Class - 00142F204

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,540,712	$3,488,441	93,135
Receivables: investments sold	—
Payables: investments purchased	(3,432)
Net assets	$3,537,280

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$3,386,743	1,080,342	$3.13
Band 100	55,424	17,319	3.20
Band 75	—	—	3.27
Band 50	—	—	3.34
Band 25	—	—	3.40
Band 0	95,113	27,209	3.50
Total	$3,537,280	1,124,870

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(44,953)
Net investment income (loss)	(44,953)

Gain (loss) on investments:
Net realized gain (loss)	237,321
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(591,463)
Net gain (loss)	(354,142)

Increase (decrease) in net assets from operations	$(399,095)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(44,953)	$(33,047)
Net realized gain (loss)	237,321	(404,119)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(591,463)	861,712

Increase (decrease) in net assets from operations	(399,095)	424,546

Contract owner transactions:
Proceeds from units sold	1,783,017	1,485,818
Cost of units redeemed	(1,250,936)	(1,139,294)
Account charges	(1,747)	(1,733)
Increase (decrease)	530,334	344,791
Net increase (decrease)	131,239	769,337
Net assets, beginning	3,406,041	2,636,704
Net assets, ending	$3,537,280	$3,406,041

Units sold	567,701	502,216
Units redeemed	(423,935)	(396,578)
Net increase (decrease)	143,766	105,638
Units outstanding, beginning	981,104	875,466
Units outstanding, ending	1,124,870	981,104

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$8,264,596
Cost of units redeemed/account charges	(4,356,774)
Net investment income (loss)	(135,226)
Net realized gain (loss)	(606,500)
Realized gain distributions	318,913
Net change in unrealized appreciation (depreciation)	52,271
$3,537,280

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.13	1,080	$3,387	1.25%	-9.4%
12/31/2010	3.46	936	3,238	1.25%	15.2%
12/31/2009	3.00	834	2,505	1.25%	42.3%
12/31/2008	2.11	677	1,429	1.25%	-44.7%
12/31/2007	3.81	335	1,279	1.25%	43.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.20	17	$55	1.00%	-9.2%
12/31/2010	3.52	19	67	1.00%	15.5%
12/31/2009	3.05	21	64	1.00%	42.7%
12/31/2008	2.14	17	36	1.00%	-44.5%
12/31/2007	3.86	0	0	1.00%	43.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.27	0	$0	0.75%	-9.0%
12/31/2010	3.59	0	0	0.75%	15.8%
12/31/2009	3.10	0	0	0.75%	43.0%
12/31/2008	2.17	0	0	0.75%	-44.4%
12/31/2007	3.90	0	0	0.75%	44.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.34	0	$0	0.50%	-8.7%
12/31/2010	3.65	0	0	0.50%	16.1%
12/31/2009	3.15	0	0	0.50%	43.4%
12/31/2008	2.20	0	0	0.50%	-44.2%
12/31/2007	3.94	0	0	0.50%	44.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.40	0	$0	0.25%	-8.5%
12/31/2010	3.72	0	0	0.25%	16.3%
12/31/2009	3.20	0	0	0.25%	43.8%
12/31/2008	2.22	0	0	0.25%	-44.1%
12/31/2007	3.98	0	0	0.25%	44.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.50	27	$95	0.00%	-8.3%
12/31/2010	3.81	27	101	0.00%	16.6%
12/31/2009	3.27	21	67	0.00%	44.1%
12/31/2008	2.27	20	46	0.00%	-44.0%
12/31/2007	4.05	19	78	0.00%	45.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.1%
2009	0.1%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco Energy Fund - Investor Class - 00142F105

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,830,385	$1,696,951	48,609
Receivables: investments sold	8,998
Payables: investments purchased	—
Net assets	$1,839,383

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,839,383	704,853	$2.61
Band 100	—	—	2.66
Band 75	—	—	2.72
Band 50	—	—	2.78
Band 25	—	—	2.83
Band 0	—	—	2.99
Total	$1,839,383	704,853

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(24,570)
Net investment income (loss)	(24,570)

Gain (loss) on investments:
Net realized gain (loss)	42,013
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(239,654)
Net gain (loss)	(197,641)

Increase (decrease) in net assets from operations	$(222,211)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(24,570)	$(16,061)
Net realized gain (loss)	42,013	(154,030)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(239,654)	410,199

Increase (decrease) in net assets from operations	(222,211)	240,108

Contract owner transactions:
Proceeds from units sold	763,538	668,968
Cost of units redeemed	(473,884)	(433,731)
Account charges	(353)	(406)
Increase (decrease)	289,301	234,831
Net increase (decrease)	67,090	474,939
Net assets, beginning	1,772,293	1,297,354
Net assets, ending	$1,839,383	$1,772,293

Units sold	261,797	280,790
Units redeemed	(171,921)	(184,528)
Net increase (decrease)	89,876	96,262
Units outstanding, beginning	614,977	518,715
Units outstanding, ending	704,853	614,977

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$5,032,763
Cost of units redeemed/account charges	(3,368,878)
Net investment income (loss)	(103,596)
Net realized gain (loss)	(308,156)
Realized gain distributions	453,816
Net change in unrealized appreciation (depreciation)	133,434
$1,839,383

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.61	705	$1,839	1.25%	-9.4%
12/31/2010	2.88	615	1,772	1.25%	15.2%
12/31/2009	2.50	519	1,297	1.25%	42.3%
12/31/2008	1.76	555	976	1.25%	-44.7%
12/31/2007	3.18	514	1,633	1.25%	43.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.66	0	$0	1.00%	-9.2%
12/31/2010	2.93	0	0	1.00%	15.5%
12/31/2009	2.54	0	0	1.00%	42.6%
12/31/2008	1.78	0	0	1.00%	-44.5%
12/31/2007	3.21	0	0	1.00%	43.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.72	0	$0	0.75%	-9.0%
12/31/2010	2.99	0	0	0.75%	15.8%
12/31/2009	2.58	0	0	0.75%	43.0%
12/31/2008	1.80	0	0	0.75%	-44.4%
12/31/2007	3.24	0	0	0.75%	44.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.78	0	$0	0.50%	-8.8%
12/31/2010	3.04	0	0	0.50%	16.1%
12/31/2009	2.62	0	0	0.50%	43.3%
12/31/2008	1.83	0	0	0.50%	-44.2%
12/31/2007	3.28	0	0	0.50%	44.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.83	0	$0	0.25%	-8.5%
12/31/2010	3.10	0	0	0.25%	16.4%
12/31/2009	2.66	0	0	0.25%	43.7%
12/31/2008	1.85	0	0	0.25%	-44.1%
12/31/2007	3.31	0	0	0.25%	44.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.99	0	$0	0.00%	-8.3%
12/31/2010	3.26	0	0	0.00%	16.7%
12/31/2009	2.79	0	0	0.00%	44.1%
12/31/2008	1.94	0	0	0.00%	-44.0%
12/31/2007	3.46	0	0	0.00%	45.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.1%
2009	0.1%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco Global Equity Fund - A Class - 00141M572

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$150,399	$142,053	14,630
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$150,399

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$150,399	113,237	$1.33
Band 100	—	—	1.36
Band 75	—	—	1.38
Band 50	—	—	1.41
Band 25	—	—	1.44
Band 0	—	—	1.47
Total	$150,399	113,237

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,009
Mortality & expense charges	(1,813)
Net investment income (loss)	196

Gain (loss) on investments:
Net realized gain (loss)	(2,451)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(5,094)
Net gain (loss)	(7,545)

Increase (decrease) in net assets from operations	$(7,349)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$196	$157
Net realized gain (loss)	(2,451)	(13,378)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(5,094)	28,075

Increase (decrease) in net assets from operations	(7,349)	14,854

Contract owner transactions:
Proceeds from units sold	33,888	24,056
Cost of units redeemed	(7,396)	(26,259)
Account charges	(68)	(143)
Increase (decrease)	26,424	(2,346)
Net increase (decrease)	19,075	12,508
Net assets, beginning	131,324	118,816
Net assets, ending	$150,399	$131,324

Units sold	24,929	26,478
Units redeemed	(6,427)	(27,395)
Net increase (decrease)	18,502	(917)
Units outstanding, beginning	94,735	95,652
Units outstanding, ending	113,237	94,735

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$4,554,243
Cost of units redeemed/account charges	(4,866,886)
Net investment income (loss)	264,306
Net realized gain (loss)	(424,949)
Realized gain distributions	615,339
Net change in unrealized appreciation (depreciation)	8,346
$150,399

* Date of Fund Inception into Variable Account: 9/15/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.33	113	$150	1.25%	-4.2%
12/31/2010	1.39	95	131	1.25%	11.6%
12/31/2009	1.24	96	119	1.25%	25.9%
12/31/2008	0.99	96	95	1.25%	-44.6%
12/31/2007	1.78	89	158	1.25%	3.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	0	$0	1.00%	-3.9%
12/31/2010	1.41	0	0	1.00%	11.9%
12/31/2009	1.26	0	0	1.00%	26.2%
12/31/2008	1.00	0	0	1.00%	-44.5%
12/31/2007	1.80	0	0	1.00%	4.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.75%	-3.7%
12/31/2010	1.44	0	0	0.75%	12.2%
12/31/2009	1.28	0	0	0.75%	26.5%
12/31/2008	1.01	0	0	0.75%	-44.3%
12/31/2007	1.82	0	0	0.75%	4.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.50%	-3.5%
12/31/2010	1.46	0	0	0.50%	12.4%
12/31/2009	1.30	0	0	0.50%	26.8%
12/31/2008	1.03	0	0	0.50%	-44.2%
12/31/2007	1.84	0	0	0.50%	4.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	0	$0	0.25%	-3.2%
12/31/2010	1.49	0	0	0.25%	12.7%
12/31/2009	1.32	0	0	0.25%	27.1%
12/31/2008	1.04	0	0	0.25%	-44.0%
12/31/2007	1.86	0	0	0.25%	4.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.47	0	$0	0.00%	-3.0%
12/31/2010	1.52	0	0	0.00%	13.0%
12/31/2009	1.34	0	0	0.00%	27.5%
12/31/2008	1.05	0	0	0.00%	-43.9%
12/31/2007	1.88	0	0	0.00%	5.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	1.3%
2009	2.1%
2008	0.3%
2007	16.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco Global Equity Fund - Institutional Class - 00141M374

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$236,461	$230,582	22,757
Receivables: investments sold	—
Payables: investments purchased	(10)
Net assets	$236,451

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$236,451	320,471	$0.74
Band 100	—	—	0.75
Band 75	—	—	0.76
Band 50	—	—	0.76
Band 25	—	—	0.77
Band 0	—	—	0.78
Total	$236,451	320,471

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$5,010
Mortality & expense charges	(3,500)
Net investment income (loss)	1,510

Gain (loss) on investments:
Net realized gain (loss)	4,283
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(20,360)
Net gain (loss)	(16,077)

Increase (decrease) in net assets from operations	$(14,567)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,510	$(2,787)
Net realized gain (loss)	4,283	(382,789)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(20,360)	355,167

Increase (decrease) in net assets from operations	(14,567)	(30,409)

Contract owner transactions:
Proceeds from units sold	51,403	121,716
Cost of units redeemed	(79,977)	(1,471,790)
Account charges	(29)	—
Increase (decrease)	(28,603)	(1,350,074)
Net increase (decrease)	(43,170)	(1,380,483)
Net assets, beginning	279,621	1,660,104
Net assets, ending	$236,451	$279,621

Units sold	66,305	177,203
Units redeemed	(110,995)	(2,247,676)
Net increase (decrease)	(44,690)	(2,070,473)
Units outstanding, beginning	365,161	2,435,634
Units outstanding, ending	320,471	365,161

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,692,341
Cost of units redeemed/account charges	(2,284,005)
Net investment income (loss)	5,031
Net realized gain (loss)	(1,323,904)
Realized gain distributions	141,109
Net change in unrealized appreciation (depreciation)	5,879
$236,451

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.74	320	$236	1.25%	-3.6%
12/31/2010	0.77	365	280	1.25%	12.3%
12/31/2009	0.68	2,436	1,660	1.25%	26.9%
12/31/2008	0.54	3,545	1,905	1.25%	-44.3%
12/31/2007	0.97	3,818	3,686	1.25%	-3.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.75	0	$0	1.00%	-3.4%
12/31/2010	0.77	0	0	1.00%	12.6%
12/31/2009	0.69	0	0	1.00%	27.2%
12/31/2008	0.54	0	0	1.00%	-44.2%
12/31/2007	0.97	0	0	1.00%	-3.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.76	0	$0	0.75%	-3.2%
12/31/2010	0.78	0	0	0.75%	12.9%
12/31/2009	0.69	0	0	0.75%	27.5%
12/31/2008	0.54	0	0	0.75%	-44.1%
12/31/2007	0.97	0	0	0.75%	-3.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.76	0	$0	0.50%	-2.9%
12/31/2010	0.79	0	0	0.50%	13.2%
12/31/2009	0.70	0	0	0.50%	27.8%
12/31/2008	0.54	0	0	0.50%	-43.9%
12/31/2007	0.97	0	0	0.50%	-3.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.77	0	$0	0.25%	-2.7%
12/31/2010	0.79	0	0	0.25%	13.5%
12/31/2009	0.70	0	0	0.25%	28.2%
12/31/2008	0.55	0	0	0.25%	-43.8%
12/31/2007	0.97	0	0	0.25%	-2.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	0	$0	0.00%	-2.4%
12/31/2010	0.80	0	0	0.00%	13.8%
12/31/2009	0.70	0	0	0.00%	28.5%
12/31/2008	0.55	0	0	0.00%	-43.6%
12/31/2007	0.97	0	0	0.00%	-2.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.9%
2010	0.6%
2009	3.7%
2008	0.3%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco Global Health Care Fund - A Class - 00141T106

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$501,480	$507,898	18,439
Receivables: investments sold	—
Payables: investments purchased	(122)
Net assets	$501,358

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$485,869	331,390	$1.47
Band 100	13,674	9,136	1.50
Band 75	—	—	1.53
Band 50	—	—	1.56
Band 25	—	—	1.59
Band 0	1,815	1,110	1.63
Total	$501,358	341,636

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,574
Mortality & expense charges	(5,883)
Net investment income (loss)	(3,309)

Gain (loss) on investments:
Net realized gain (loss)	26,049
Realized gain distributions	8,659
Net change in unrealized appreciation (depreciation)	(33,640)
Net gain (loss)	1,068

Increase (decrease) in net assets from operations	$(2,241)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,309)	$(3,500)
Net realized gain (loss)	26,049	19,316
Realized gain distributions	8,659	—
Net change in unrealized appreciation (depreciation)	(33,640)	(7,785)

Increase (decrease) in net assets from operations	(2,241)	8,031

Contract owner transactions:
Proceeds from units sold	249,027	205,507
Cost of units redeemed	(101,539)	(80,876)
Account charges	(153)	(153)
Increase (decrease)	147,335	124,478
Net increase (decrease)	145,094	132,509
Net assets, beginning	356,264	223,755
Net assets, ending	$501,358	$356,264

Units sold	178,790	147,131
Units redeemed	(86,790)	(59,507)
Net increase (decrease)	92,000	87,624
Units outstanding, beginning	249,636	162,012
Units outstanding, ending	341,636	249,636

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$894,266
Cost of units redeemed/account charges	(416,348)
Net investment income (loss)	(9,756)
Net realized gain (loss)	24,131
Realized gain distributions	15,483
Net change in unrealized appreciation (depreciation)	(6,418)
$501,358

* Date of Fund Inception into Variable Account: 4/14/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.47	331	$486	1.25%	2.9%
12/31/2010	1.43	239	341	1.25%	3.4%
12/31/2009	1.38	152	209	1.25%	25.9%
12/31/2008	1.10	42	46	1.25%	-29.3%
12/31/2007	1.55	33	51	1.25%	10.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.50	9	$14	1.00%	3.1%
12/31/2010	1.45	9	13	1.00%	3.6%
12/31/2009	1.40	9	13	1.00%	26.2%
12/31/2008	1.11	7	8	1.00%	-29.1%
12/31/2007	1.57	2	3	1.00%	10.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.53	0	$0	0.75%	3.4%
12/31/2010	1.48	0	0	0.75%	3.9%
12/31/2009	1.42	0	0	0.75%	26.5%
12/31/2008	1.12	0	0	0.75%	-28.9%
12/31/2007	1.58	0	0	0.75%	10.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.56	0	$0	0.50%	3.6%
12/31/2010	1.51	0	0	0.50%	4.1%
12/31/2009	1.45	0	0	0.50%	26.8%
12/31/2008	1.14	0	0	0.50%	-28.7%
12/31/2007	1.60	0	0	0.50%	11.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.59	0	$0	0.25%	3.9%
12/31/2010	1.53	0	0	0.25%	4.4%
12/31/2009	1.47	0	0	0.25%	27.1%
12/31/2008	1.15	0	0	0.25%	-28.5%
12/31/2007	1.62	0	0	0.25%	11.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.63	1	$2	0.00%	4.1%
12/31/2010	1.57	1	2	0.00%	4.7%
12/31/2009	1.50	1	1	0.00%	27.5%
12/31/2008	1.18	4	5	0.00%	-28.4%
12/31/2007	1.64	0	0	0.00%	11.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.6%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco Global Health Care Fund - Investor Class - 00141T171

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$253,431	$221,276	9,335
Receivables: investments sold	485
Payables: investments purchased	—
Net assets	$253,916

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$253,916	204,852	$1.24
Band 100	—	—	1.27
Band 75	—	—	1.29
Band 50	—	—	1.32
Band 25	—	—	1.35
Band 0	—	—	1.42
Total	$253,916	204,852

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,467
Mortality & expense charges	(4,104)
Net investment income (loss)	(2,637)

Gain (loss) on investments:
Net realized gain (loss)	(1,633)
Realized gain distributions	4,937
Net change in unrealized appreciation (depreciation)	10,593
Net gain (loss)	13,897

Increase (decrease) in net assets from operations	$11,260

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,637)	$(4,103)
Net realized gain (loss)	(1,633)	(9,395)
Realized gain distributions	4,937	—
Net change in unrealized appreciation (depreciation)	10,593	23,383

Increase (decrease) in net assets from operations	11,260	9,885

Contract owner transactions:
Proceeds from units sold	57,163	62,355
Cost of units redeemed	(149,402)	(55,152)
Account charges	(57)	(380)
Increase (decrease)	(92,296)	6,823
Net increase (decrease)	(81,036)	16,708
Net assets, beginning	334,952	318,244
Net assets, ending	$253,916	$334,952

Units sold	45,565	63,850
Units redeemed	(118,748)	(58,754)
Net increase (decrease)	(73,183)	5,096
Units outstanding, beginning	278,035	272,939
Units outstanding, ending	204,852	278,035

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,061,014
Cost of units redeemed/account charges	(889,133)
Net investment income (loss)	(24,652)
Net realized gain (loss)	(19,632)
Realized gain distributions	94,164
Net change in unrealized appreciation (depreciation)	32,155
$253,916

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.24	205	$254	1.25%	2.9%
12/31/2010	1.20	278	335	1.25%	3.3%
12/31/2009	1.17	273	318	1.25%	25.9%
12/31/2008	0.93	354	328	1.25%	-29.3%
12/31/2007	1.31	312	409	1.25%	10.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	1.00%	3.1%
12/31/2010	1.23	0	0	1.00%	3.6%
12/31/2009	1.18	0	0	1.00%	26.2%
12/31/2008	0.94	0	0	1.00%	-29.1%
12/31/2007	1.32	0	0	1.00%	10.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	0.75%	3.4%
12/31/2010	1.25	0	0	0.75%	3.8%
12/31/2009	1.20	0	0	0.75%	26.5%
12/31/2008	0.95	0	0	0.75%	-28.9%
12/31/2007	1.34	0	0	0.75%	10.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	0.50%	3.7%
12/31/2010	1.27	0	0	0.50%	4.1%
12/31/2009	1.22	0	0	0.50%	26.8%
12/31/2008	0.96	0	0	0.50%	-28.7%
12/31/2007	1.35	0	0	0.50%	11.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	0.25%	3.9%
12/31/2010	1.30	0	0	0.25%	4.4%
12/31/2009	1.24	0	0	0.25%	27.1%
12/31/2008	0.98	0	0	0.25%	-28.5%
12/31/2007	1.37	0	0	0.25%	11.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.00%	4.2%
12/31/2010	1.36	0	0	0.00%	4.6%
12/31/2009	1.30	0	0	0.00%	27.4%
12/31/2008	1.02	0	0	0.00%	-28.4%
12/31/2007	1.42	0	0	0.00%	11.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.5%
2010	0.0%
2009	0.0%
2008	0.0%
2007	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco International Growth Fund - Institutional Class - 008882771

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,728,311	$2,772,549	106,794
Receivables: investments sold	6,686
Payables: investments purchased	—
Net assets	$2,734,997

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$883,048	888,728	$0.99
Band 100	—	—	1.01
Band 75	—	—	1.02
Band 50	—	—	1.03
Band 25	—	—	1.05
Band 0	1,851,949	1,746,814	1.06
Total	$2,734,997	2,635,542

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$46,660
Mortality & expense charges	(11,388)
Net investment income (loss)	35,272

Gain (loss) on investments:
Net realized gain (loss)	83,569
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(329,606)
Net gain (loss)	(246,037)

Increase (decrease) in net assets from operations	$(210,765)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$35,272	$29,864
Net realized gain (loss)	83,569	(109,904)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(329,606)	354,313

Increase (decrease) in net assets from operations	(210,765)	274,273

Contract owner transactions:
Proceeds from units sold	442,971	4,545,852
Cost of units redeemed	(497,289)	(2,471,796)
Account charges	(498)	(274)
Increase (decrease)	(54,816)	2,073,782
Net increase (decrease)	(265,581)	2,348,055
Net assets, beginning	3,000,578	652,523
Net assets, ending	$2,734,997	$3,000,578

Units sold	413,900	4,411,382
Units redeemed	(463,739)	(2,400,932)
Net increase (decrease)	(49,839)	2,010,450
Units outstanding, beginning	2,685,381	674,931
Units outstanding, ending	2,635,542	2,685,381

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$6,039,726
Cost of units redeemed/account charges	(3,262,298)
Net investment income (loss)	74,204
Net realized gain (loss)	(106,690)
Realized gain distributions	34,293
Net change in unrealized appreciation (depreciation)	(44,238)
$2,734,997

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	889	$883	1.25%	-7.8%
12/31/2010	1.08	833	898	1.25%	11.4%
12/31/2009	0.97	675	653	1.25%	33.8%
12/31/2008	0.72	514	371	1.25%	-41.2%
12/31/2007	1.23	531	653	1.25%	13.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	-7.5%
12/31/2010	1.09	0	0	1.00%	11.7%
12/31/2009	0.97	0	0	1.00%	34.2%
12/31/2008	0.73	0	0	1.00%	-41.1%
12/31/2007	1.23	0	0	1.00%	13.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	-7.3%
12/31/2010	1.10	0	0	0.75%	12.0%
12/31/2009	0.98	0	0	0.75%	34.5%
12/31/2008	0.73	0	0	0.75%	-40.9%
12/31/2007	1.24	0	0	0.75%	14.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.50%	-7.1%
12/31/2010	1.11	0	0	0.50%	12.3%
12/31/2009	0.99	0	0	0.50%	34.9%
12/31/2008	0.73	0	0	0.50%	-40.8%
12/31/2007	1.24	0	0	0.50%	14.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.25%	-6.9%
12/31/2010	1.12	0	0	0.25%	12.6%
12/31/2009	1.00	0	0	0.25%	35.2%
12/31/2008	0.74	0	0	0.25%	-40.6%
12/31/2007	1.24	0	0	0.25%	14.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	1,747	$1,852	0.00%	-6.6%
12/31/2010	1.14	1,852	2,103	0.00%	12.8%
12/31/2009	1.01	0	0	0.00%	35.5%
12/31/2008	0.74	0	0	0.00%	-40.5%
12/31/2007	1.25	0	0	0.00%	15.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.6%
2010	2.2%
2009	1.8%
2008	1.9%
2007	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco International Growth Fund - R Class - 008882755

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$256,675	$256,692	10,550
Receivables: investments sold	7,832
Payables: investments purchased	—
Net assets	$264,507

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$241,256	251,532	$0.96
Band 100	—	—	0.97
Band 75	—	—	0.98
Band 50	—	—	1.00
Band 25	—	—	1.01
Band 0	23,251	22,719	1.02
Total	$264,507	274,251

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,572
Mortality & expense charges	(3,069)
Net investment income (loss)	(497)

Gain (loss) on investments:
Net realized gain (loss)	4,335
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(26,570)
Net gain (loss)	(22,235)

Increase (decrease) in net assets from operations	$(22,732)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(497)	$(117)
Net realized gain (loss)	4,335	6,433
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(26,570)	19,177

Increase (decrease) in net assets from operations	(22,732)	25,493

Contract owner transactions:
Proceeds from units sold	144,719	224,766
Cost of units redeemed	(107,614)	(81,598)
Account charges	(198)	(186)
Increase (decrease)	36,907	142,982
Net increase (decrease)	14,175	168,475
Net assets, beginning	250,332	81,857
Net assets, ending	$264,507	$250,332

Units sold	147,189	267,162
Units redeemed	(111,108)	(115,556)
Net increase (decrease)	36,081	151,606
Units outstanding, beginning	238,170	86,564
Units outstanding, ending	274,251	238,170

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$460,964
Cost of units redeemed/account charges	(206,740)
Net investment income (loss)	(332)
Net realized gain (loss)	10,632
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(17)
$264,507

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	252	$241	1.25%	-8.4%
12/31/2010	1.05	221	231	1.25%	10.7%
12/31/2009	0.95	87	82	1.25%	32.9%
12/31/2008	0.71	9	7	1.25%	-41.6%
12/31/2007	1.22	0	0	1.25%	12.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	1.00%	-8.2%
12/31/2010	1.06	0	0	1.00%	11.0%
12/31/2009	0.95	0	0	1.00%	33.2%
12/31/2008	0.72	0	0	1.00%	-41.5%
12/31/2007	1.22	0	0	1.00%	13.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.75%	-7.9%
12/31/2010	1.07	0	0	0.75%	11.3%
12/31/2009	0.96	0	0	0.75%	33.6%
12/31/2008	0.72	0	0	0.75%	-41.3%
12/31/2007	1.23	0	0	0.75%	13.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.50%	-7.7%
12/31/2010	1.08	0	0	0.50%	11.6%
12/31/2009	0.97	0	0	0.50%	33.9%
12/31/2008	0.72	0	0	0.50%	-41.2%
12/31/2007	1.23	0	0	0.50%	13.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.25%	-7.5%
12/31/2010	1.09	0	0	0.25%	11.8%
12/31/2009	0.98	0	0	0.25%	34.2%
12/31/2008	0.73	0	0	0.25%	-41.1%
12/31/2007	1.23	0	0	0.25%	14.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	23	$23	0.00%	-7.2%
12/31/2010	1.10	17	19	0.00%	12.1%
12/31/2009	0.98	0	0	0.00%	34.6%
12/31/2008	0.73	0	0	0.00%	-40.9%
12/31/2007	1.24	0	0	0.00%	14.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.0%
2010	1.1%
2009	1.3%
2008	3.1%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco Leisure Fund - A Class - 00142F758

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$48,273	$49,118	1,489
Receivables: investments sold	—
Payables: investments purchased	(9)
Net assets	$48,264

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$48,264	34,741	$1.39
Band 100	—	—	1.42
Band 75	—	—	1.45
Band 50	—	—	1.48
Band 25	—	—	1.51
Band 0	—	—	1.56
Total	$48,264	34,741

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(744)
Net investment income (loss)	(744)

Gain (loss) on investments:
Net realized gain (loss)	5,680
Realized gain distributions	1,552
Net change in unrealized appreciation (depreciation)	(8,974)
Net gain (loss)	(1,742)

Increase (decrease) in net assets from operations	$(2,486)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(744)	$(529)
Net realized gain (loss)	5,680	(14,111)
Realized gain distributions	1,552	—
Net change in unrealized appreciation (depreciation)	(8,974)	24,993

Increase (decrease) in net assets from operations	(2,486)	10,353

Contract owner transactions:
Proceeds from units sold	15,427	56,952
Cost of units redeemed	(43,815)	(25,806)
Account charges	(37)	(37)
Increase (decrease)	(28,425)	31,109
Net increase (decrease)	(30,911)	41,462
Net assets, beginning	79,175	37,713
Net assets, ending	$48,264	$79,175

Units sold	10,735	42,717
Units redeemed	(30,063)	(19,591)
Net increase (decrease)	(19,328)	23,126
Units outstanding, beginning	54,069	30,943
Units outstanding, ending	34,741	54,069

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$237,633
Cost of units redeemed/account charges	(170,077)
Net investment income (loss)	(1,758)
Net realized gain (loss)	(29,339)
Realized gain distributions	12,650
Net change in unrealized appreciation (depreciation)	(845)
$48,264

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	35	$48	1.25%	-5.1%
12/31/2010	1.46	54	79	1.25%	20.1%
12/31/2009	1.22	31	38	1.25%	30.0%
12/31/2008	0.94	38	35	1.25%	-43.5%
12/31/2007	1.66	57	95	1.25%	-2.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	1.00%	-4.9%
12/31/2010	1.49	0	0	1.00%	20.4%
12/31/2009	1.24	0	0	1.00%	30.3%
12/31/2008	0.95	0	0	1.00%	-43.3%
12/31/2007	1.68	0	0	1.00%	-1.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	0	$0	0.75%	-4.7%
12/31/2010	1.52	0	0	0.75%	20.7%
12/31/2009	1.26	0	0	0.75%	30.6%
12/31/2008	0.96	0	0	0.75%	-43.2%
12/31/2007	1.69	0	0	0.75%	-1.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.48	0	$0	0.50%	-4.4%
12/31/2010	1.55	0	0	0.50%	21.1%
12/31/2009	1.28	0	0	0.50%	30.9%
12/31/2008	0.98	0	0	0.50%	-43.0%
12/31/2007	1.71	0	0	0.50%	-0.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.51	0	$0	0.25%	-4.2%
12/31/2010	1.57	0	0	0.25%	21.4%
12/31/2009	1.30	0	0	0.25%	31.3%
12/31/2008	0.99	0	0	0.25%	-42.9%
12/31/2007	1.73	0	0	0.25%	-1.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.56	0	$0	0.00%	-3.9%
12/31/2010	1.63	0	0	0.00%	21.7%
12/31/2009	1.34	0	0	0.00%	31.6%
12/31/2008	1.02	0	0	0.00%	-42.7%
12/31/2007	1.77	0	0	0.00%	-0.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.2%
2009	1.6%
2008	0.0%
2007	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco Mid Cap Core Equity Fund - A Class - 00141M812

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$4,657,120	$4,279,874	222,463
Receivables: investments sold	19,058
Payables: investments purchased	—
Net assets	$4,676,178

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$4,633,425	3,252,099	$1.42
Band 100	—	—	1.45
Band 75	—	—	1.48
Band 50	—	—	1.52
Band 25	—	—	1.55
Band 0	42,753	26,620	1.61
Total	$4,676,178	3,278,719

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(60,118)
Net investment income (loss)	(60,118)

Gain (loss) on investments:
Net realized gain (loss)	28,681
Realized gain distributions	151,002
Net change in unrealized appreciation (depreciation)	(500,345)
Net gain (loss)	(320,662)

Increase (decrease) in net assets from operations	$(380,780)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(60,118)	$(42,601)
Net realized gain (loss)	28,681	(123,366)
Realized gain distributions	151,002	71,557
Net change in unrealized appreciation (depreciation)	(500,345)	525,120

Increase (decrease) in net assets from operations	(380,780)	430,710

Contract owner transactions:
Proceeds from units sold	1,606,474	1,316,675
Cost of units redeemed	(1,094,511)	(594,836)
Account charges	(523)	(280)
Increase (decrease)	511,440	721,559
Net increase (decrease)	130,660	1,152,269
Net assets, beginning	4,545,518	3,393,249
Net assets, ending	$4,676,178	$4,545,518

Units sold	1,072,261	978,796
Units redeemed	(745,980)	(476,918)
Net increase (decrease)	326,281	501,878
Units outstanding, beginning	2,952,438	2,450,560
Units outstanding, ending	3,278,719	2,952,438

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$7,376,773
Cost of units redeemed/account charges	(3,444,150)
Net investment income (loss)	(155,858)
Net realized gain (loss)	(282,222)
Realized gain distributions	804,389
Net change in unrealized appreciation (depreciation)	377,246
$4,676,178

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	3,252	$4,633	1.25%	-7.4%
12/31/2010	1.54	2,938	4,520	1.25%	11.1%
12/31/2009	1.38	2,451	3,393	1.25%	28.5%
12/31/2008	1.08	1,042	1,123	1.25%	-28.4%
12/31/2007	1.50	850	1,278	1.25%	8.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	0	$0	1.00%	-7.2%
12/31/2010	1.57	0	0	1.00%	11.4%
12/31/2009	1.41	0	0	1.00%	28.9%
12/31/2008	1.09	0	0	1.00%	-28.2%
12/31/2007	1.52	0	0	1.00%	8.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.48	0	$0	0.75%	-6.9%
12/31/2010	1.60	0	0	0.75%	11.7%
12/31/2009	1.43	0	0	0.75%	29.2%
12/31/2008	1.11	0	0	0.75%	-28.0%
12/31/2007	1.54	0	0	0.75%	9.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.52	0	$0	0.50%	-6.7%
12/31/2010	1.62	0	0	0.50%	12.0%
12/31/2009	1.45	0	0	0.50%	29.5%
12/31/2008	1.12	0	0	0.50%	-27.8%
12/31/2007	1.55	0	0	0.50%	9.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.55	0	$0	0.25%	-6.5%
12/31/2010	1.65	0	0	0.25%	12.2%
12/31/2009	1.47	0	0	0.25%	29.8%
12/31/2008	1.14	0	0	0.25%	-27.6%
12/31/2007	1.57	0	0	0.25%	9.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.61	27	$43	0.00%	-6.2%
12/31/2010	1.71	15	25	0.00%	12.5%
12/31/2009	1.52	0	0	0.00%	30.2%
12/31/2008	1.17	0	0	0.00%	-27.5%
12/31/2007	1.61	0	0	0.00%	9.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.1%
2009	0.1%
2008	1.0%
2007	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco Mid Cap Core Equity Fund - R Class - 00141M598

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$4,234,140	$4,082,035	204,349
Receivables: investments sold	—
Payables: investments purchased	(12,282)
Net assets	$4,221,858

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$3,828,833	2,712,405	$1.41
Band 100	41,054	28,490	1.44
Band 75	—	—	1.47
Band 50	35,453	23,609	1.50
Band 25	—	—	1.53
Band 0	316,518	202,151	1.57
Total	$4,221,858	2,966,655

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(53,176)
Net investment income (loss)	(53,176)

Gain (loss) on investments:
Net realized gain (loss)	261,208
Realized gain distributions	139,586
Net change in unrealized appreciation (depreciation)	(715,282)
Net gain (loss)	(314,488)

Increase (decrease) in net assets from operations	$(367,664)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(53,176)	$(45,161)
Net realized gain (loss)	261,208	(65,560)
Realized gain distributions	139,586	72,956
Net change in unrealized appreciation (depreciation)	(715,282)	458,422

Increase (decrease) in net assets from operations	(367,664)	420,657

Contract owner transactions:
Proceeds from units sold	1,384,256	1,586,160
Cost of units redeemed	(1,262,509)	(740,196)
Account charges	(1,614)	(3,694)
Increase (decrease)	120,133	842,270
Net increase (decrease)	(247,531)	1,262,927
Net assets, beginning	4,469,389	3,206,462
Net assets, ending	$4,221,858	$4,469,389

Units sold	924,403	1,141,985
Units redeemed	(867,331)	(548,605)
Net increase (decrease)	57,072	593,380
Units outstanding, beginning	2,909,583	2,316,203
Units outstanding, ending	2,966,655	2,909,583

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$7,061,844
Cost of units redeemed/account charges	(3,367,468)
Net investment income (loss)	(133,391)
Net realized gain (loss)	(61,753)
Realized gain distributions	570,521
Net change in unrealized appreciation (depreciation)	152,105
$4,221,858

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	2,712	$3,829	1.25%	-7.7%
12/31/2010	1.53	2,743	4,194	1.25%	10.8%
12/31/2009	1.38	2,202	3,038	1.25%	28.3%
12/31/2008	1.08	934	1,004	1.25%	-28.5%
12/31/2007	1.50	542	816	1.25%	8.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	28	$41	1.00%	-7.4%
12/31/2010	1.56	21	32	1.00%	11.1%
12/31/2009	1.40	21	29	1.00%	28.6%
12/31/2008	1.09	13	14	1.00%	-28.3%
12/31/2007	1.52	4	6	1.00%	8.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.47	0	$0	0.75%	-7.2%
12/31/2010	1.59	0	0	0.75%	11.4%
12/31/2009	1.42	0	0	0.75%	28.9%
12/31/2008	1.10	0	0	0.75%	-28.2%
12/31/2007	1.54	0	0	0.75%	8.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.50	24	$35	0.50%	-7.0%
12/31/2010	1.61	12	20	0.50%	11.6%
12/31/2009	1.45	1	1	0.50%	29.2%
12/31/2008	1.12	0	0	0.50%	-28.0%
12/31/2007	1.55	0	0	0.50%	9.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.53	0	$0	0.25%	-6.7%
12/31/2010	1.64	0	0	0.25%	11.9%
12/31/2009	1.47	0	0	0.25%	29.6%
12/31/2008	1.13	0	0	0.25%	-27.8%
12/31/2007	1.57	0	0	0.25%	9.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.57	202	$317	0.00%	-6.5%
12/31/2010	1.67	134	224	0.00%	12.2%
12/31/2009	1.49	93	138	0.00%	29.9%
12/31/2008	1.15	45	52	0.00%	-27.6%
12/31/2007	1.59	18	28	0.00%	9.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.1%
2008	0.6%
2007	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco Small Cap Growth Fund - A Class - 00141M770

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$659,591	$660,861	24,470
Receivables: investments sold	18,496
Payables: investments purchased	—
Net assets	$678,087

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$467,344	315,928	$1.48
Band 100	—	—	1.51
Band 75	—	—	1.54
Band 50	—	—	1.57
Band 25	—	—	1.61
Band 0	210,743	126,374	1.67
Total	$678,087	442,302

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(10,705)
Net investment income (loss)	(10,705)

Gain (loss) on investments:
Net realized gain (loss)	53,074
Realized gain distributions	12,121
Net change in unrealized appreciation (depreciation)	(125,157)
Net gain (loss)	(59,962)

Increase (decrease) in net assets from operations	$(70,667)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,705)	$(4,461)
Net realized gain (loss)	53,074	(15,978)
Realized gain distributions	12,121	—
Net change in unrealized appreciation (depreciation)	(125,157)	144,235

Increase (decrease) in net assets from operations	(70,667)	123,796

Contract owner transactions:
Proceeds from units sold	1,890,095	521,286
Cost of units redeemed	(1,918,334)	(84,403)
Account charges	(2,333)	(921)
Increase (decrease)	(30,572)	435,962
Net increase (decrease)	(101,239)	559,758
Net assets, beginning	779,326	219,568
Net assets, ending	$678,087	$779,326

Units sold	1,225,505	387,498
Units redeemed	(1,289,145)	(62,050)
Net increase (decrease)	(63,640)	325,448
Units outstanding, beginning	505,942	180,494
Units outstanding, ending	442,302	505,942

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,756,509
Cost of units redeemed/account charges	(2,154,900)
Net investment income (loss)	(25,762)
Net realized gain (loss)	34,075
Realized gain distributions	69,435
Net change in unrealized appreciation (depreciation)	(1,270)
$678,087

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.48	316	$467	1.25%	-2.5%
12/31/2010	1.52	438	664	1.25%	24.7%
12/31/2009	1.22	180	220	1.25%	32.9%
12/31/2008	0.92	173	159	1.25%	-39.5%
12/31/2007	1.51	169	256	1.25%	10.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.51	0	$0	1.00%	-2.3%
12/31/2010	1.54	0	0	1.00%	25.0%
12/31/2009	1.24	0	0	1.00%	33.2%
12/31/2008	0.93	0	0	1.00%	-39.4%
12/31/2007	1.53	0	0	1.00%	10.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.54	0	$0	0.75%	-2.0%
12/31/2010	1.57	0	0	0.75%	25.3%
12/31/2009	1.26	0	0	0.75%	33.5%
12/31/2008	0.94	0	0	0.75%	-39.2%
12/31/2007	1.55	0	0	0.75%	10.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.57	0	$0	0.50%	-1.8%
12/31/2010	1.60	0	0	0.50%	25.7%
12/31/2009	1.27	0	0	0.50%	33.8%
12/31/2008	0.95	0	0	0.50%	-39.1%
12/31/2007	1.56	0	0	0.50%	10.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.61	0	$0	0.25%	-1.5%
12/31/2010	1.63	0	0	0.25%	26.0%
12/31/2009	1.29	0	0	0.25%	34.2%
12/31/2008	0.97	0	0	0.25%	-38.9%
12/31/2007	1.58	0	0	0.25%	11.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.67	126	$211	0.00%	-1.3%
12/31/2010	1.69	68	115	0.00%	26.3%
12/31/2009	1.34	0	0	0.00%	34.5%
12/31/2008	0.99	0	0	0.00%	-38.8%
12/31/2007	1.62	0	0	0.00%	11.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco Small Cap Growth Fund - R Class - 00141M580

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$726,769	$754,729	27,170
Receivables: investments sold	3,836
Payables: investments purchased	—
Net assets	$730,605

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$717,918	499,134	$1.44
Band 100	—	—	1.47
Band 75	—	—	1.50
Band 50	—	—	1.53
Band 25	—	—	1.56
Band 0	12,687	7,952	1.60
Total	$730,605	507,086

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(9,351)
Net investment income (loss)	(9,351)

Gain (loss) on investments:
Net realized gain (loss)	80,956
Realized gain distributions	13,696
Net change in unrealized appreciation (depreciation)	(143,703)
Net gain (loss)	(49,051)

Increase (decrease) in net assets from operations	$(58,402)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(9,351)	$(5,252)
Net realized gain (loss)	80,956	(15,784)
Realized gain distributions	13,696	—
Net change in unrealized appreciation (depreciation)	(143,703)	117,088

Increase (decrease) in net assets from operations	(58,402)	96,052

Contract owner transactions:
Proceeds from units sold	1,331,505	222,509
Cost of units redeemed	(1,065,470)	(116,947)
Account charges	(1,563)	(145)
Increase (decrease)	264,472	105,417
Net increase (decrease)	206,070	201,469
Net assets, beginning	524,535	323,066
Net assets, ending	$730,605	$524,535

Units sold	859,777	178,113
Units redeemed	(707,313)	(95,296)
Net increase (decrease)	152,464	82,817
Units outstanding, beginning	354,622	271,805
Units outstanding, ending	507,086	354,622

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,227,850
Cost of units redeemed/account charges	(1,484,835)
Net investment income (loss)	(24,655)
Net realized gain (loss)	(22,234)
Realized gain distributions	62,439
Net change in unrealized appreciation (depreciation)	(27,960)
$730,605

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	499	$718	1.25%	-2.7%
12/31/2010	1.48	354	523	1.25%	24.4%
12/31/2009	1.19	272	323	1.25%	32.5%
12/31/2008	0.90	280	252	1.25%	-39.7%
12/31/2007	1.49	171	254	1.25%	9.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.47	0	$0	1.00%	-2.5%
12/31/2010	1.51	0	0	1.00%	24.7%
12/31/2009	1.21	0	0	1.00%	32.8%
12/31/2008	0.91	0	0	1.00%	-39.5%
12/31/2007	1.50	0	0	1.00%	10.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.50	0	$0	0.75%	-2.3%
12/31/2010	1.53	0	0	0.75%	25.0%
12/31/2009	1.23	0	0	0.75%	33.1%
12/31/2008	0.92	0	0	0.75%	-39.4%
12/31/2007	1.52	0	0	0.75%	10.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.53	0	$0	0.50%	-2.0%
12/31/2010	1.56	0	0	0.50%	25.4%
12/31/2009	1.25	0	0	0.50%	33.5%
12/31/2008	0.93	0	0	0.50%	-39.2%
12/31/2007	1.54	0	0	0.50%	10.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.56	0	$0	0.25%	-1.8%
12/31/2010	1.59	0	0	0.25%	25.7%
12/31/2009	1.27	0	0	0.25%	33.8%
12/31/2008	0.95	0	0	0.25%	-39.1%
12/31/2007	1.55	0	0	0.25%	10.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.60	8	$13	0.00%	-1.5%
12/31/2010	1.62	1	1	0.00%	26.0%
12/31/2009	1.29	0	0	0.00%	34.1%
12/31/2008	0.96	0	0	0.00%	-38.9%
12/31/2007	1.57	0	0	0.00%	11.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco Technology Fund - A Class - 00142F642

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$140,252	$129,725	4,438
Receivables: investments sold	38
Payables: investments purchased	—
Net assets	$140,290

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$140,290	87,089	$1.61
Band 100	—	—	1.64
Band 75	—	—	1.68
Band 50	—	—	1.71
Band 25	—	—	1.75
Band 0	—	—	1.80
Total	$140,290	87,089

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(1,818)
Net investment income (loss)	(1,818)

Gain (loss) on investments:
Net realized gain (loss)	35,529
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(35,119)
Net gain (loss)	410

Increase (decrease) in net assets from operations	$(1,408)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,818)	$(2,141)
Net realized gain (loss)	35,529	21,410
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(35,119)	16,874

Increase (decrease) in net assets from operations	(1,408)	36,143

Contract owner transactions:
Proceeds from units sold	49,552	96,125
Cost of units redeemed	(108,239)	(81,399)
Account charges	(104)	(80)
Increase (decrease)	(58,791)	14,646
Net increase (decrease)	(60,199)	50,789
Net assets, beginning	200,489	149,700
Net assets, ending	$140,290	$200,489

Units sold	29,125	68,158
Units redeemed	(60,928)	(55,186)
Net increase (decrease)	(31,803)	12,972
Units outstanding, beginning	118,892	105,920
Units outstanding, ending	87,089	118,892

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$471,820
Cost of units redeemed/account charges	(381,661)
Net investment income (loss)	(6,653)
Net realized gain (loss)	46,257
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	10,527
$140,290

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.61	87	$140	1.25%	-4.5%
12/31/2010	1.69	119	200	1.25%	19.3%
12/31/2009	1.41	106	150	1.25%	56.1%
12/31/2008	0.91	43	39	1.25%	-45.3%
12/31/2007	1.65	34	57	1.25%	6.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.64	0	$0	1.00%	-4.2%
12/31/2010	1.72	0	0	1.00%	19.6%
12/31/2009	1.44	0	0	1.00%	56.5%
12/31/2008	0.92	0	0	1.00%	-45.1%
12/31/2007	1.67	0	0	1.00%	6.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.68	0	$0	0.75%	-4.0%
12/31/2010	1.75	0	0	0.75%	19.9%
12/31/2009	1.46	0	0	0.75%	56.9%
12/31/2008	0.93	0	0	0.75%	-45.0%
12/31/2007	1.69	0	0	0.75%	6.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.71	0	$0	0.50%	-3.8%
12/31/2010	1.78	0	0	0.50%	20.2%
12/31/2009	1.48	0	0	0.50%	57.3%
12/31/2008	0.94	0	0	0.50%	-44.9%
12/31/2007	1.71	0	0	0.50%	6.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.75	0	$0	0.25%	-3.5%
12/31/2010	1.81	0	0	0.25%	20.5%
12/31/2009	1.50	0	0	0.25%	57.7%
12/31/2008	0.95	0	0	0.25%	-44.7%
12/31/2007	1.73	0	0	0.25%	7.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.80	0	$0	0.00%	-3.3%
12/31/2010	1.86	0	0	0.00%	20.8%
12/31/2009	1.54	0	0	0.00%	58.1%
12/31/2008	0.97	0	0	0.00%	-44.6%
12/31/2007	1.75	0	0	0.00%	7.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco Technology Fund - Investor Class - 00142F659

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$149,248	$111,820	4,758
Receivables: investments sold	26
Payables: investments purchased	—
Net assets	$149,274

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$149,274	193,792	$0.77
Band 100	—	—	0.79
Band 75	—	—	0.80
Band 50	—	—	0.82
Band 25	—	—	0.84
Band 0	—	—	0.88
Total	$149,274	193,792

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(2,404)
Net investment income (loss)	(2,404)

Gain (loss) on investments:
Net realized gain (loss)	15,597
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(14,763)
Net gain (loss)	834

Increase (decrease) in net assets from operations	$(1,570)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,404)	$(2,402)
Net realized gain (loss)	15,597	(1,725)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(14,763)	39,484

Increase (decrease) in net assets from operations	(1,570)	35,357

Contract owner transactions:
Proceeds from units sold	23,196	23,834
Cost of units redeemed	(99,565)	(16,177)
Account charges	(2)	(2)
Increase (decrease)	(76,371)	7,655
Net increase (decrease)	(77,941)	43,012
Net assets, beginning	227,215	184,203
Net assets, ending	$149,274	$227,215

Units sold	28,466	34,734
Units redeemed	(116,558)	(25,665)
Net increase (decrease)	(88,092)	9,069
Units outstanding, beginning	281,884	272,815
Units outstanding, ending	193,792	281,884

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$837,170
Cost of units redeemed/account charges	(759,647)
Net investment income (loss)	(20,741)
Net realized gain (loss)	55,064
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	37,428
$149,274

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.77	194	$149	1.25%	-4.4%
12/31/2010	0.81	282	227	1.25%	19.4%
12/31/2009	0.68	273	184	1.25%	56.2%
12/31/2008	0.43	295	127	1.25%	-45.2%
12/31/2007	0.79	243	192	1.25%	6.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	0	$0	1.00%	-4.2%
12/31/2010	0.82	0	0	1.00%	19.7%
12/31/2009	0.69	0	0	1.00%	56.6%
12/31/2008	0.44	0	0	1.00%	-45.1%
12/31/2007	0.80	0	0	1.00%	6.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	0	$0	0.75%	-4.0%
12/31/2010	0.84	0	0	0.75%	20.0%
12/31/2009	0.70	0	0	0.75%	57.0%
12/31/2008	0.44	0	0	0.75%	-45.0%
12/31/2007	0.81	0	0	0.75%	6.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	0.50%	-3.7%
12/31/2010	0.85	0	0	0.50%	20.3%
12/31/2009	0.71	0	0	0.50%	57.3%
12/31/2008	0.45	0	0	0.50%	-44.8%
12/31/2007	0.82	0	0	0.50%	6.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	0.25%	-3.5%
12/31/2010	0.87	0	0	0.25%	20.6%
12/31/2009	0.72	0	0	0.25%	57.7%
12/31/2008	0.46	0	0	0.25%	-44.7%
12/31/2007	0.82	0	0	0.25%	7.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.88	0	$0	0.00%	-3.2%
12/31/2010	0.91	0	0	0.00%	20.9%
12/31/2009	0.75	0	0	0.00%	58.1%
12/31/2008	0.48	0	0	0.00%	-44.6%
12/31/2007	0.86	0	0	0.00%	7.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco Van Kampen Value Opp - Advisor Class - 00143M398

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$282,933	$304,527	31,013
Receivables: investments sold	216
Payables: investments purchased	—
Net assets	$283,149

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$283,149	317,722	$0.89
Band 100	—	—	0.89
Band 75	—	—	0.89
Band 50	—	—	0.90
Band 25	—	—	0.90
Band 0	—	—	0.90
Total	$283,149	317,722

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$33
Mortality & expense charges	(2,197)
Net investment income (loss)	(2,164)

Gain (loss) on investments:
Net realized gain (loss)	(2,714)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(21,594)
Net gain (loss)	(24,308)

Increase (decrease) in net assets from operations	$(26,472)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,164)	$—
Net realized gain (loss)	(2,714)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(21,594)	—

Increase (decrease) in net assets from operations	(26,472)	—

Contract owner transactions:
Proceeds from units sold	339,865	—
Cost of units redeemed	(30,244)	—
Account charges	—	—
Increase (decrease)	309,621	—
Net increase (decrease)	283,149	—
Net assets, beginning	—	—
Net assets, ending	$283,149	$—

Units sold	351,698	—
Units redeemed	(33,976)	—
Net increase (decrease)	317,722	—
Units outstanding, beginning	—	—
Units outstanding, ending	317,722	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$339,865
Cost of units redeemed/account charges	(30,244)
Net investment income (loss)	(2,164)
Net realized gain (loss)	(2,714)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(21,594)
$283,149

* Date of Fund Inception into Variable Account: 4/28/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.89	318	$283	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.89	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.89	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Invesco Van Kampen Value Opp - R Class - 00142F139

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$78,755	$84,613	8,616
Receivables: investments sold	—
Payables: investments purchased	(173)
Net assets	$78,582

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$78,582	85,864	$0.92
Band 100	—	—	0.92
Band 75	—	—	0.92
Band 50	—	—	0.92
Band 25	—	—	0.92
Band 0	—	—	0.92
Total	$78,582	85,864

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$9
Mortality & expense charges	(582)
Net investment income (loss)	(573)

Gain (loss) on investments:
Net realized gain (loss)	(202)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(5,858)
Net gain (loss)	(6,060)

Increase (decrease) in net assets from operations	$(6,633)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(573)	$—
Net realized gain (loss)	(202)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(5,858)	—

Increase (decrease) in net assets from operations	(6,633)	—

Contract owner transactions:
Proceeds from units sold	92,080	—
Cost of units redeemed	(6,852)	—
Account charges	(13)	—
Increase (decrease)	85,215	—
Net increase (decrease)	78,582	—
Net assets, beginning	—	—
Net assets, ending	$78,582	$—

Units sold	93,021	—
Units redeemed	(7,157)	—
Net increase (decrease)	85,864	—
Units outstanding, beginning	—	—
Units outstanding, ending	85,864	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$92,080
Cost of units redeemed/account charges	(6,865)
Net investment income (loss)	(573)
Net realized gain (loss)	(202)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(5,858)
$78,582

* Date of Fund Inception into Variable Account: 5/20/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	86	$79	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Janus Aspen Balanced - S Class - 471021691

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,678	$3,430	132
Receivables: investments sold	—
Payables: investments purchased	(9)
Net assets	$3,669

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$3,669	3,622	$1.01
Band 100	—	—	1.02
Band 75	—	—	1.02
Band 50	—	—	1.02
Band 25	—	—	1.03
Band 0	—	—	1.03
Total	$3,669	3,622

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$34
Mortality & expense charges	(10)
Net investment income (loss)	24

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	248
Net gain (loss)	248

Increase (decrease) in net assets from operations	$272

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$24	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	248	—

Increase (decrease) in net assets from operations	272	—

Contract owner transactions:
Proceeds from units sold	6,948	—
Cost of units redeemed	(3,540)	—
Account charges	(11)	—
Increase (decrease)	3,397	—
Net increase (decrease)	3,669	—
Net assets, beginning	—	—
Net assets, ending	$3,669	$—

Units sold	7,261	—
Units redeemed	(3,639)	—
Net increase (decrease)	3,622	—
Units outstanding, beginning	—	—
Units outstanding, ending	3,622	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$6,948
Cost of units redeemed/account charges	(3,551)
Net investment income (loss)	24
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	248
$3,669

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	4	$4	1.25%	0.1%
12/31/2010	1.01	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	0.3%
12/31/2010	1.01	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	0.6%
12/31/2010	1.01	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	0.9%
12/31/2010	1.01	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.25%	1.1%
12/31/2010	1.01	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.00%	1.4%
12/31/2010	1.01	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.9%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Janus Aspen Flexible Bond Portfolio - Institutional Class - 471021501

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$32,845,333	$32,282,613	2,668,904
Receivables: investments sold	—
Payables: investments purchased	(71,184)
Net assets	$32,774,149

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$32,774,149	14,717,684	$2.23
Band 100	—	—	2.27
Band 75	—	—	2.32
Band 50	—	—	2.37
Band 25	—	—	2.42
Band 0	—	—	2.68
Total	$32,774,149	14,717,684

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,031,488
Mortality & expense charges	(331,832)
Net investment income (loss)	1,699,656

Gain (loss) on investments:
Net realized gain (loss)	203,049
Realized gain distributions	520,505
Net change in unrealized appreciation (depreciation)	(1,010,355)
Net gain (loss)	(286,801)

Increase (decrease) in net assets from operations	$1,412,855

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,699,656	$1,188,734
Net realized gain (loss)	203,049	117,832
Realized gain distributions	520,505	76,754
Net change in unrealized appreciation (depreciation)	(1,010,355)	111,013

Increase (decrease) in net assets from operations	1,412,855	1,494,333

Contract owner transactions:
Proceeds from units sold	19,562,507	6,170,164
Cost of units redeemed	(13,018,069)	(4,995,569)
Account charges	(5,045)	(6,338)
Increase (decrease)	6,539,393	1,168,257
Net increase (decrease)	7,952,248	2,662,590
Net assets, beginning	24,821,901	22,159,311
Net assets, ending	$32,774,149	$24,821,901

Units sold	9,088,953	3,088,661
Units redeemed	(6,122,249)	(2,523,863)
Net increase (decrease)	2,966,704	564,798
Units outstanding, beginning	11,750,980	11,186,182
Units outstanding, ending	14,717,684	11,750,980

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$88,690,659
Cost of units redeemed/account charges	(66,533,868)
Net investment income (loss)	7,966,096
Net realized gain (loss)	23,754
Realized gain distributions	2,064,788
Net change in unrealized appreciation (depreciation)	562,720
$32,774,149

* Date of Fund Inception into Variable Account: 5/1/1997

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.23	14,718	$32,774	1.25%	5.4%
12/31/2010	2.11	11,751	24,822	1.25%	6.6%
12/31/2009	1.98	11,186	22,159	1.25%	11.8%
12/31/2008	1.77	11,227	19,890	1.25%	4.7%
12/31/2007	1.69	9,953	16,840	1.25%	5.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.27	0	$0	1.00%	5.7%
12/31/2010	2.15	0	0	1.00%	6.9%
12/31/2009	2.01	0	0	1.00%	12.1%
12/31/2008	1.80	0	0	1.00%	5.0%
12/31/2007	1.71	0	0	1.00%	6.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.32	0	$0	0.75%	5.9%
12/31/2010	2.19	0	0	0.75%	7.2%
12/31/2009	2.04	0	0	0.75%	12.4%
12/31/2008	1.82	0	0	0.75%	5.2%
12/31/2007	1.73	0	0	0.75%	6.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.37	0	$0	0.50%	6.2%
12/31/2010	2.23	0	0	0.50%	7.4%
12/31/2009	2.08	0	0	0.50%	12.7%
12/31/2008	1.84	0	0	0.50%	5.5%
12/31/2007	1.75	0	0	0.50%	6.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.42	0	$0	0.25%	6.5%
12/31/2010	2.27	0	0	0.25%	7.7%
12/31/2009	2.11	0	0	0.25%	12.9%
12/31/2008	1.87	0	0	0.25%	5.8%
12/31/2007	1.77	0	0	0.25%	6.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.68	0	$0	0.00%	6.7%
12/31/2010	2.51	0	0	0.00%	8.0%
12/31/2009	2.33	0	0	0.00%	13.2%
12/31/2008	2.05	6	13	0.00%	6.0%
12/31/2007	1.94	0	0	0.00%	7.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	7.1%
2010	6.3%
2009	4.5%
2008	4.6%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Janus Aspen Perkins Mid Cap Value Portfolio - Service Class - 471021451

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,283,535	$1,219,337	84,663
Receivables: investments sold	1,653
Payables: investments purchased	—
Net assets	$1,285,188

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,105,732	990,933	$1.12
Band 100	—	—	1.13
Band 75	—	—	1.15
Band 50	—	—	1.16
Band 25	—	—	1.18
Band 0	179,456	150,727	1.19
Total	$1,285,188	1,141,660

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$7,649
Mortality & expense charges	(14,069)
Net investment income (loss)	(6,420)

Gain (loss) on investments:
Net realized gain (loss)	32,703
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(85,193)
Net gain (loss)	(52,490)

Increase (decrease) in net assets from operations	$(58,910)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,420)	$(25,561)
Net realized gain (loss)	32,703	215,291
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(85,193)	(201,492)

Increase (decrease) in net assets from operations	(58,910)	(11,762)

Contract owner transactions:
Proceeds from units sold	367,244	707,842
Cost of units redeemed	(201,457)	(3,765,094)
Account charges	(143)	(434)
Increase (decrease)	165,644	(3,057,686)
Net increase (decrease)	106,734	(3,069,448)
Net assets, beginning	1,178,454	4,247,902
Net assets, ending	$1,285,188	$1,178,454

Units sold	360,999	670,615
Units redeemed	(228,242)	(3,817,464)
Net increase (decrease)	132,757	(3,146,849)
Units outstanding, beginning	1,008,903	4,155,752
Units outstanding, ending	1,141,660	1,008,903

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$5,591,415
Cost of units redeemed/account charges	(4,653,463)
Net investment income (loss)	(42,980)
Net realized gain (loss)	307,179
Realized gain distributions	18,839
Net change in unrealized appreciation (depreciation)	64,198
$1,285,188

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	991	$1,106	1.25%	-4.2%
12/31/2010	1.16	953	1,110	1.25%	13.9%
12/31/2009	1.02	4,156	4,248	1.25%	31.3%
12/31/2008	0.78	253	197	1.25%	-28.8%
12/31/2007	1.09	0	0	1.25%	5.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	1.00%	-3.9%
12/31/2010	1.18	0	0	1.00%	14.2%
12/31/2009	1.03	0	0	1.00%	31.6%
12/31/2008	0.78	0	0	1.00%	-28.6%
12/31/2007	1.10	0	0	1.00%	6.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.75%	-3.7%
12/31/2010	1.19	0	0	0.75%	14.5%
12/31/2009	1.04	0	0	0.75%	31.9%
12/31/2008	0.79	0	0	0.75%	-28.4%
12/31/2007	1.10	0	0	0.75%	6.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.50%	-3.5%
12/31/2010	1.20	0	0	0.50%	14.8%
12/31/2009	1.05	0	0	0.50%	32.3%
12/31/2008	0.79	0	0	0.50%	-28.3%
12/31/2007	1.10	0	0	0.50%	6.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	0.25%	-3.2%
12/31/2010	1.21	0	0	0.25%	15.1%
12/31/2009	1.06	0	0	0.25%	32.6%
12/31/2008	0.80	0	0	0.25%	-28.1%
12/31/2007	1.11	0	0	0.25%	6.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	151	$179	0.00%	-3.0%
12/31/2010	1.23	56	69	0.00%	15.4%
12/31/2009	1.06	0	0	0.00%	32.9%
12/31/2008	0.80	0	0	0.00%	-27.9%
12/31/2007	1.11	0	0	0.00%	7.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.6%
2010	0.3%
2009	0.4%
2008	0.8%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Janus Aspen Worldwide Portfolio - Institutional Class - 471021303

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$12,365,764	$13,251,736	479,022
Receivables: investments sold	7,381
Payables: investments purchased	—
Net assets	$12,373,145

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$12,373,145	9,222,266	$1.34
Band 100	—	—	1.37
Band 75	—	—	1.40
Band 50	—	—	1.43
Band 25	—	—	1.46
Band 0	—	—	1.62
Total	$12,373,145	9,222,266

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$84,603
Mortality & expense charges	(183,755)
Net investment income (loss)	(99,152)

Gain (loss) on investments:
Net realized gain (loss)	382,509
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(2,500,886)
Net gain (loss)	(2,118,377)

Increase (decrease) in net assets from operations	$(2,217,529)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(99,152)	$(98,425)
Net realized gain (loss)	382,509	455,384
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(2,500,886)	1,704,521

Increase (decrease) in net assets from operations	(2,217,529)	2,061,480

Contract owner transactions:
Proceeds from units sold	918,928	987,219
Cost of units redeemed	(2,450,082)	(2,813,773)
Account charges	(6,281)	(10,297)
Increase (decrease)	(1,537,435)	(1,836,851)
Net increase (decrease)	(3,754,964)	224,629
Net assets, beginning	16,128,109	15,903,480
Net assets, ending	$12,373,145	$16,128,109

Units sold	675,219	852,222
Units redeemed	(1,693,484)	(2,163,442)
Net increase (decrease)	(1,018,265)	(1,311,220)
Units outstanding, beginning	10,240,531	11,551,751
Units outstanding, ending	9,222,266	10,240,531

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$256,054,610
Cost of units redeemed/account charges	(232,217,719)
Net investment income (loss)	3,214,644
Net realized gain (loss)	(14,001,494)
Realized gain distributions	209,076
Net change in unrealized appreciation (depreciation)	(885,972)
$12,373,145

* Date of Fund Inception into Variable Account: 5/1/1997

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	9,222	$12,373	1.25%	-14.8%
12/31/2010	1.57	10,241	16,128	1.25%	14.4%
12/31/2009	1.38	11,552	15,903	1.25%	36.0%
12/31/2008	1.01	12,609	12,765	1.25%	-45.4%
12/31/2007	1.85	13,985	25,907	1.25%	8.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	1.00%	-14.6%
12/31/2010	1.60	0	0	1.00%	14.7%
12/31/2009	1.40	0	0	1.00%	36.3%
12/31/2008	1.03	0	0	1.00%	-45.2%
12/31/2007	1.87	0	0	1.00%	8.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.75%	-14.4%
12/31/2010	1.63	0	0	0.75%	15.0%
12/31/2009	1.42	0	0	0.75%	36.7%
12/31/2008	1.04	0	0	0.75%	-45.1%
12/31/2007	1.89	0	0	0.75%	8.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.50%	-14.2%
12/31/2010	1.66	0	0	0.50%	15.3%
12/31/2009	1.44	0	0	0.50%	37.0%
12/31/2008	1.05	0	0	0.50%	-44.9%
12/31/2007	1.91	0	0	0.50%	9.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.46	0	$0	0.25%	-14.0%
12/31/2010	1.69	0	0	0.25%	15.5%
12/31/2009	1.47	0	0	0.25%	37.4%
12/31/2008	1.07	0	0	0.25%	-44.8%
12/31/2007	1.93	0	0	0.25%	9.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.62	0	$0	0.00%	-13.7%
12/31/2010	1.87	0	0	0.00%	15.8%
12/31/2009	1.62	0	0	0.00%	37.7%
12/31/2008	1.17	0	0	0.00%	-44.7%
12/31/2007	2.12	0	0	0.00%	9.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.6%
2010	0.6%
2009	1.3%
2008	1.2%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Janus Balanced - R Class - 47103C803

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$335,190	$337,588	13,837
Receivables: investments sold	2,872
Payables: investments purchased	—
Net assets	$338,062

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$338,062	335,834	$1.01
Band 100	—	—	1.01
Band 75	—	—	1.01
Band 50	—	—	1.02
Band 25	—	—	1.02
Band 0	—	—	1.02
Total	$338,062	335,834

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,680
Mortality & expense charges	(1,692)
Net investment income (loss)	988

Gain (loss) on investments:
Net realized gain (loss)	(295)
Realized gain distributions	5,574
Net change in unrealized appreciation (depreciation)	(2,398)
Net gain (loss)	2,881

Increase (decrease) in net assets from operations	$3,869

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$988	$—
Net realized gain (loss)	(295)	—
Realized gain distributions	5,574	—
Net change in unrealized appreciation (depreciation)	(2,398)	—

Increase (decrease) in net assets from operations	3,869	—

Contract owner transactions:
Proceeds from units sold	349,570	—
Cost of units redeemed	(15,346)	—
Account charges	(31)	—
Increase (decrease)	334,193	—
Net increase (decrease)	338,062	—
Net assets, beginning	—	—
Net assets, ending	$338,062	$—

Units sold	701,708	—
Units redeemed	(365,874)	—
Net increase (decrease)	335,834	—
Units outstanding, beginning	—	—
Units outstanding, ending	335,834	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$349,570
Cost of units redeemed/account charges	(15,377)
Net investment income (loss)	988
Net realized gain (loss)	(295)
Realized gain distributions	5,574
Net change in unrealized appreciation (depreciation)	(2,398)
$338,062

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	336	$338	1.25%	-0.5%
12/31/2010	1.01	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	-0.2%
12/31/2010	1.01	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.75%	0.0%
12/31/2010	1.01	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	0.3%
12/31/2010	1.01	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	0.5%
12/31/2010	1.01	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.00%	0.8%
12/31/2010	1.01	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.6%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Janus Forty Fund - A Class - 47103A674

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$432,296	$452,022	13,946
Receivables: investments sold	2,710
Payables: investments purchased	—
Net assets	$435,006

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$435,006	429,708	$1.01
Band 100	—	—	1.02
Band 75	—	—	1.02
Band 50	—	—	1.02
Band 25	—	—	1.03
Band 0	—	—	1.03
Total	$435,006	429,708

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,083
Mortality & expense charges	(4,363)
Net investment income (loss)	(2,280)

Gain (loss) on investments:
Net realized gain (loss)	914
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(19,726)
Net gain (loss)	(18,812)

Increase (decrease) in net assets from operations	$(21,092)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,280)	$—
Net realized gain (loss)	914	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(19,726)	—

Increase (decrease) in net assets from operations	(21,092)	—

Contract owner transactions:
Proceeds from units sold	496,665	—
Cost of units redeemed	(40,495)	—
Account charges	(72)	—
Increase (decrease)	456,098	—
Net increase (decrease)	435,006	—
Net assets, beginning	—	—
Net assets, ending	$435,006	$—

Units sold	489,333	—
Units redeemed	(59,625)	—
Net increase (decrease)	429,708	—
Units outstanding, beginning	—	—
Units outstanding, ending	429,708	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$496,665
Cost of units redeemed/account charges	(40,567)
Net investment income (loss)	(2,280)
Net realized gain (loss)	914
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(19,726)
$435,006

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	430	$435	1.25%	-8.3%
12/31/2010	1.10	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	-8.0%
12/31/2010	1.11	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	-7.8%
12/31/2010	1.11	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	-7.6%
12/31/2010	1.11	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.25%	-7.3%
12/31/2010	1.11	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.00%	-7.1%
12/31/2010	1.11	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.0%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Janus Forty Fund - R Class - 47103A641

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,292,271	$2,326,651	75,716
Receivables: investments sold	—
Payables: investments purchased	(4,134)
Net assets	$2,288,137

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,267,501	1,872,952	$1.21
Band 100	16,061	13,049	1.23
Band 75	—	—	1.25
Band 50	—	—	1.27
Band 25	—	—	1.29
Band 0	4,575	3,479	1.32
Total	$2,288,137	1,889,480

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,287
Mortality & expense charges	(34,466)
Net investment income (loss)	(32,179)

Gain (loss) on investments:
Net realized gain (loss)	354,007
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(547,118)
Net gain (loss)	(193,111)

Increase (decrease) in net assets from operations	$(225,290)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(32,179)	$(40,186)
Net realized gain (loss)	354,007	(228,051)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(547,118)	419,660

Increase (decrease) in net assets from operations	(225,290)	151,423

Contract owner transactions:
Proceeds from units sold	498,000	1,952,343
Cost of units redeemed	(1,525,796)	(1,057,318)
Account charges	(1,751)	(2,776)
Increase (decrease)	(1,029,547)	892,249
Net increase (decrease)	(1,254,837)	1,043,672
Net assets, beginning	3,542,974	2,499,302
Net assets, ending	$2,288,137	$3,542,974

Units sold	598,387	1,583,292
Units redeemed	(1,379,279)	(872,796)
Net increase (decrease)	(780,892)	710,496
Units outstanding, beginning	2,670,372	1,959,876
Units outstanding, ending	1,889,480	2,670,372

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$6,172,187
Cost of units redeemed/account charges	(3,810,625)
Net investment income (loss)	(117,380)
Net realized gain (loss)	6,433
Realized gain distributions	71,902
Net change in unrealized appreciation (depreciation)	(34,380)
$2,288,137

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	1,873	$2,268	1.25%	-8.7%
12/31/2010	1.33	2,641	3,503	1.25%	4.0%
12/31/2009	1.27	1,917	2,444	1.25%	41.4%
12/31/2008	0.90	1,342	1,210	1.25%	-44.9%
12/31/2007	1.64	477	779	1.25%	33.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.23	13	$16	1.00%	-8.5%
12/31/2010	1.35	21	28	1.00%	4.3%
12/31/2009	1.29	42	55	1.00%	41.8%
12/31/2008	0.91	35	32	1.00%	-44.7%
12/31/2007	1.65	0	0	1.00%	33.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	0	$0	0.75%	-8.3%
12/31/2010	1.36	0	0	0.75%	4.6%
12/31/2009	1.30	0	0	0.75%	42.1%
12/31/2008	0.92	0	0	0.75%	-44.6%
12/31/2007	1.66	0	0	0.75%	34.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	0.50%	-8.0%
12/31/2010	1.38	0	0	0.50%	4.8%
12/31/2009	1.32	0	0	0.50%	42.5%
12/31/2008	0.93	0	0	0.50%	-44.4%
12/31/2007	1.67	0	0	0.50%	34.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	0.25%	-7.8%
12/31/2010	1.40	0	0	0.25%	5.1%
12/31/2009	1.34	0	0	0.25%	42.8%
12/31/2008	0.93	0	0	0.25%	-44.3%
12/31/2007	1.68	0	0	0.25%	34.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	3	$5	0.00%	-7.6%
12/31/2010	1.42	8	11	0.00%	5.3%
12/31/2009	1.35	1	1	0.00%	43.2%
12/31/2008	0.94	0	0	0.00%	-44.2%
12/31/2007	1.69	0	0	0.00%	35.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.1%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Janus Growth & Income Fund - R Class - 47103C621

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$799,144	$696,260	26,604
Receivables: investments sold	—
Payables: investments purchased	(8,200)
Net assets	$790,944

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$229,450	236,176	$0.97
Band 100	—	—	0.99
Band 75	—	—	1.00
Band 50	561,494	549,976	1.02
Band 25	—	—	1.04
Band 0	—	—	1.06
Total	$790,944	786,152

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$4,522
Mortality & expense charges	(5,607)
Net investment income (loss)	(1,085)

Gain (loss) on investments:
Net realized gain (loss)	12,114
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(33,555)
Net gain (loss)	(21,441)

Increase (decrease) in net assets from operations	$(22,526)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,085)	$5
Net realized gain (loss)	12,114	13,782
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(33,555)	33,020

Increase (decrease) in net assets from operations	(22,526)	46,807

Contract owner transactions:
Proceeds from units sold	157,359	126,436
Cost of units redeemed	(49,111)	(80,385)
Account charges	(267)	(199)
Increase (decrease)	107,981	45,852
Net increase (decrease)	85,455	92,659
Net assets, beginning	705,489	612,830
Net assets, ending	$790,944	$705,489

Units sold	151,719	131,318
Units redeemed	(46,382)	(84,088)
Net increase (decrease)	105,337	47,230
Units outstanding, beginning	680,815	633,585
Units outstanding, ending	786,152	680,815

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,425,593
Cost of units redeemed/account charges	(615,559)
Net investment income (loss)	1,244
Net realized gain (loss)	(290,507)
Realized gain distributions	167,289
Net change in unrealized appreciation (depreciation)	102,884
$790,944

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	236	$229	1.25%	-3.3%
12/31/2010	1.00	180	181	1.25%	6.7%
12/31/2009	0.94	136	128	1.25%	35.9%
12/31/2008	0.69	51	35	1.25%	-45.2%
12/31/2007	1.26	72	91	1.25%	6.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	1.00%	-3.0%
12/31/2010	1.02	0	0	1.00%	7.0%
12/31/2009	0.95	0	0	1.00%	36.2%
12/31/2008	0.70	0	0	1.00%	-45.0%
12/31/2007	1.27	0	0	1.00%	6.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.75%	-2.8%
12/31/2010	1.03	0	0	0.75%	7.3%
12/31/2009	0.96	0	0	0.75%	36.6%
12/31/2008	0.71	0	0	0.75%	-44.9%
12/31/2007	1.28	0	0	0.75%	7.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	550	$561	0.50%	-2.6%
12/31/2010	1.05	501	524	0.50%	7.5%
12/31/2009	0.97	498	485	0.50%	36.9%
12/31/2008	0.71	428	304	0.50%	-44.8%
12/31/2007	1.29	508	654	0.50%	7.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.25%	-2.3%
12/31/2010	1.06	0	0	0.25%	7.8%
12/31/2009	0.99	0	0	0.25%	37.3%
12/31/2008	0.72	0	0	0.25%	-44.6%
12/31/2007	1.30	0	0	0.25%	7.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.00%	-2.1%
12/31/2010	1.08	0	0	0.00%	8.1%
12/31/2009	1.00	0	0	0.00%	37.6%
12/31/2008	0.72	0	0	0.00%	-44.5%
12/31/2007	1.31	0	0	0.00%	7.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.6%
2010	0.7%
2009	0.5%
2008	0.8%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Janus Intech Risk Managed Growth Fund - S Class - 47103A815

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$6,437,564	$6,296,699	493,235
Receivables: investments sold	4,090
Payables: investments purchased	—
Net assets	$6,441,654

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$6,441,654	5,143,390	$1.25
Band 100	—	—	1.28
Band 75	—	—	1.31
Band 50	—	—	1.33
Band 25	—	—	1.36
Band 0	—	—	1.39
Total	$6,441,654	5,143,390

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$31,734
Mortality & expense charges	(83,523)
Net investment income (loss)	(51,789)

Gain (loss) on investments:
Net realized gain (loss)	(6,076)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	93,618
Net gain (loss)	87,542

Increase (decrease) in net assets from operations	$35,753

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(51,789)	$(24,564)
Net realized gain (loss)	(6,076)	(98,287)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	93,618	1,023,742

Increase (decrease) in net assets from operations	35,753	900,891

Contract owner transactions:
Proceeds from units sold	840,884	604,883
Cost of units redeemed	(973,780)	(585,573)
Account charges	(937)	(209)
Increase (decrease)	(133,833)	19,101
Net increase (decrease)	(98,080)	919,992
Net assets, beginning	6,539,734	5,619,742
Net assets, ending	$6,441,654	$6,539,734

Units sold	660,783	554,600
Units redeemed	(763,715)	(539,658)
Net increase (decrease)	(102,932)	14,942
Units outstanding, beginning	5,246,322	5,231,380
Units outstanding, ending	5,143,390	5,246,322

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$13,734,449
Cost of units redeemed/account charges	(7,097,606)
Net investment income (loss)	(330,208)
Net realized gain (loss)	(356,958)
Realized gain distributions	351,112
Net change in unrealized appreciation (depreciation)	140,865
$6,441,654

* Date of Fund Inception into Variable Account: 9/15/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	5,143	$6,442	1.25%	0.5%
12/31/2010	1.25	5,246	6,540	1.25%	16.0%
12/31/2009	1.07	5,231	5,620	1.25%	31.2%
12/31/2008	0.82	4,967	4,068	1.25%	-43.4%
12/31/2007	1.45	5,517	7,986	1.25%	8.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	0	$0	1.00%	0.7%
12/31/2010	1.27	0	0	1.00%	16.3%
12/31/2009	1.09	0	0	1.00%	31.5%
12/31/2008	0.83	0	0	1.00%	-43.3%
12/31/2007	1.46	0	0	1.00%	9.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.31	0	$0	0.75%	1.0%
12/31/2010	1.29	0	0	0.75%	16.6%
12/31/2009	1.11	0	0	0.75%	31.8%
12/31/2008	0.84	0	0	0.75%	-43.1%
12/31/2007	1.48	0	0	0.75%	9.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.33	0	$0	0.50%	1.2%
12/31/2010	1.32	0	0	0.50%	16.9%
12/31/2009	1.13	0	0	0.50%	32.2%
12/31/2008	0.85	0	0	0.50%	-43.0%
12/31/2007	1.49	0	0	0.50%	9.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	0	$0	0.25%	1.5%
12/31/2010	1.34	0	0	0.25%	17.2%
12/31/2009	1.14	0	0	0.25%	32.5%
12/31/2008	0.86	0	0	0.25%	-42.9%
12/31/2007	1.51	0	0	0.25%	10.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.00%	1.7%
12/31/2010	1.37	0	0	0.00%	17.5%
12/31/2009	1.16	0	0	0.00%	32.8%
12/31/2008	0.87	0	0	0.00%	-42.7%
12/31/2007	1.53	0	0	0.00%	10.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.5%
2010	0.8%
2009	0.9%
2008	0.3%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Janus Perkins Mid Cap Value - A Class - 47103C266

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$4,630,006	$4,602,758	233,200
Receivables: investments sold	78,312
Payables: investments purchased	—
Net assets	$4,708,318

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$4,708,318	4,395,335	$1.07
Band 100	—	—	1.08
Band 75	—	—	1.08
Band 50	—	—	1.08
Band 25	—	—	1.09
Band 0	—	—	1.09
Total	$4,708,318	4,395,335

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$56,309
Mortality & expense charges	(56,875)
Net investment income (loss)	(566)

Gain (loss) on investments:
Net realized gain (loss)	63,072
Realized gain distributions	313,402
Net change in unrealized appreciation (depreciation)	(574,680)
Net gain (loss)	(198,206)

Increase (decrease) in net assets from operations	$(198,772)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(566)	$2,927
Net realized gain (loss)	63,072	15,408
Realized gain distributions	313,402	—
Net change in unrealized appreciation (depreciation)	(574,680)	601,928

Increase (decrease) in net assets from operations	(198,772)	620,263

Contract owner transactions:
Proceeds from units sold	1,035,509	4,351,585
Cost of units redeemed	(483,580)	(615,048)
Account charges	(1,145)	(494)
Increase (decrease)	550,784	3,736,043
Net increase (decrease)	352,012	4,356,306
Net assets, beginning	4,356,306	—
Net assets, ending	$4,708,318	$4,356,306

Units sold	947,981	4,704,324
Units redeemed	(460,018)	(796,952)
Net increase (decrease)	487,963	3,907,372
Units outstanding, beginning	3,907,372	—
Units outstanding, ending	4,395,335	3,907,372

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$5,387,094
Cost of units redeemed/account charges	(1,100,267)
Net investment income (loss)	2,361
Net realized gain (loss)	78,480
Realized gain distributions	313,402
Net change in unrealized appreciation (depreciation)	27,248
$4,708,318

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	4,395	$4,708	1.25%	-3.9%
12/31/2010	1.11	3,907	4,356	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	1.00%	-3.7%
12/31/2010	1.12	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.75%	-3.4%
12/31/2010	1.12	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.50%	-3.2%
12/31/2010	1.12	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	0.25%	-3.0%
12/31/2010	1.12	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	0.00%	-2.7%
12/31/2010	1.12	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.2%
2010	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Janus Perkins Mid Cap Value - R Class - 47103C233

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,017,970	$3,097,401	149,563
Receivables: investments sold	—
Payables: investments purchased	(4,262)
Net assets	$3,013,708

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,794,182	2,542,169	$1.10
Band 100	6,871	6,168	1.11
Band 75	—	—	1.13
Band 50	31,879	27,893	1.14
Band 25	—	—	1.16
Band 0	180,776	154,141	1.17
Total	$3,013,708	2,730,371

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$27,842
Mortality & expense charges	(32,805)
Net investment income (loss)	(4,963)

Gain (loss) on investments:
Net realized gain (loss)	134,348
Realized gain distributions	204,581
Net change in unrealized appreciation (depreciation)	(460,994)
Net gain (loss)	(122,065)

Increase (decrease) in net assets from operations	$(127,028)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,963)	$(11,732)
Net realized gain (loss)	134,348	31,529
Realized gain distributions	204,581	—
Net change in unrealized appreciation (depreciation)	(460,994)	223,184

Increase (decrease) in net assets from operations	(127,028)	242,981

Contract owner transactions:
Proceeds from units sold	1,483,054	1,453,912
Cost of units redeemed	(677,148)	(488,632)
Account charges	(960)	(861)
Increase (decrease)	804,946	964,419
Net increase (decrease)	677,918	1,207,400
Net assets, beginning	2,335,790	1,128,390
Net assets, ending	$3,013,708	$2,335,790

Units sold	1,367,661	1,424,736
Units redeemed	(670,368)	(500,856)
Net increase (decrease)	697,293	923,880
Units outstanding, beginning	2,033,078	1,109,198
Units outstanding, ending	2,730,371	2,033,078

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$4,025,352
Cost of units redeemed/account charges	(1,321,227)
Net investment income (loss)	(24,507)
Net realized gain (loss)	206,266
Realized gain distributions	207,255
Net change in unrealized appreciation (depreciation)	(79,431)
$3,013,708

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	2,542	$2,794	1.25%	-4.2%
12/31/2010	1.15	1,975	2,266	1.25%	12.8%
12/31/2009	1.02	1,101	1,120	1.25%	29.7%
12/31/2008	0.78	200	157	1.25%	-28.5%
12/31/2007	1.10	0	0	1.25%	5.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	6	$7	1.00%	-4.0%
12/31/2010	1.16	4	4	1.00%	13.1%
12/31/2009	1.03	2	2	1.00%	30.0%
12/31/2008	0.79	1	0	1.00%	-28.3%
12/31/2007	1.10	0	0	1.00%	5.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.75%	-3.7%
12/31/2010	1.17	0	0	0.75%	13.4%
12/31/2009	1.03	0	0	0.75%	30.3%
12/31/2008	0.79	0	0	0.75%	-28.1%
12/31/2007	1.10	0	0	0.75%	6.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	28	$32	0.50%	-3.5%
12/31/2010	1.18	20	23	0.50%	13.7%
12/31/2009	1.04	2	2	0.50%	30.6%
12/31/2008	0.80	0	0	0.50%	-28.0%
12/31/2007	1.11	0	0	0.50%	6.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.25%	-3.3%
12/31/2010	1.20	0	0	0.25%	14.0%
12/31/2009	1.05	0	0	0.25%	31.0%
12/31/2008	0.80	0	0	0.25%	-27.8%
12/31/2007	1.11	0	0	0.25%	6.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	154	$181	0.00%	-3.0%
12/31/2010	1.21	35	42	0.00%	14.2%
12/31/2009	1.06	4	4	0.00%	31.3%
12/31/2008	0.81	0	0	0.00%	-27.6%
12/31/2007	1.11	0	0	0.00%	6.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.0%
2010	0.5%
2009	0.0%
2008	0.4%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Janus Perkins Small Cap Value - S Class - 47103C167

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,231,044	$1,384,314	60,916
Receivables: investments sold	4,347
Payables: investments purchased	—
Net assets	$1,235,391

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,226,598	837,291	$1.46
Band 100	—	—	1.50
Band 75	—	—	1.53
Band 50	—	—	1.56
Band 25	—	—	1.59
Band 0	8,793	5,411	1.62
Total	$1,235,391	842,702

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$46,699
Mortality & expense charges	(15,239)
Net investment income (loss)	31,460

Gain (loss) on investments:
Net realized gain (loss)	119,658
Realized gain distributions	101,340
Net change in unrealized appreciation (depreciation)	(354,845)
Net gain (loss)	(133,847)

Increase (decrease) in net assets from operations	$(102,387)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$31,460	$(5,149)
Net realized gain (loss)	119,658	38,261
Realized gain distributions	101,340	31,610
Net change in unrealized appreciation (depreciation)	(354,845)	88,520

Increase (decrease) in net assets from operations	(102,387)	153,242

Contract owner transactions:
Proceeds from units sold	697,527	736,256
Cost of units redeemed	(663,438)	(225,949)
Account charges	(802)	(1,253)
Increase (decrease)	33,287	509,054
Net increase (decrease)	(69,100)	662,296
Net assets, beginning	1,304,491	642,195
Net assets, ending	$1,235,391	$1,304,491

Units sold	454,804	524,917
Units redeemed	(447,594)	(166,458)
Net increase (decrease)	7,210	358,459
Units outstanding, beginning	835,492	477,033
Units outstanding, ending	842,702	835,492

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,427,569
Cost of units redeemed/account charges	(1,237,123)
Net investment income (loss)	18,626
Net realized gain (loss)	32,102
Realized gain distributions	147,487
Net change in unrealized appreciation (depreciation)	(153,270)
$1,235,391

* Date of Fund Inception into Variable Account: 9/15/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.46	837	$1,227	1.25%	-4.9%
12/31/2010	1.54	684	1,054	1.25%	16.2%
12/31/2009	1.33	363	481	1.25%	35.3%
12/31/2008	0.98	288	282	1.25%	-34.6%
12/31/2007	1.50	82	123	1.25%	-6.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.50	0	$0	1.00%	-4.7%
12/31/2010	1.57	0	0	1.00%	16.5%
12/31/2009	1.35	0	0	1.00%	35.6%
12/31/2008	0.99	0	0	1.00%	-34.4%
12/31/2007	1.51	0	0	1.00%	-6.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.53	0	$0	0.75%	-4.4%
12/31/2010	1.60	0	0	0.75%	16.8%
12/31/2009	1.37	0	0	0.75%	36.0%
12/31/2008	1.01	0	0	0.75%	-34.3%
12/31/2007	1.53	0	0	0.75%	-6.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.56	0	$0	0.50%	-4.2%
12/31/2010	1.63	0	0	0.50%	17.1%
12/31/2009	1.39	0	0	0.50%	36.3%
12/31/2008	1.02	0	0	0.50%	-34.1%
12/31/2007	1.55	0	0	0.50%	-5.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.59	0	$0	0.25%	-3.9%
12/31/2010	1.66	147	244	0.25%	17.3%
12/31/2009	1.41	114	161	0.25%	36.6%
12/31/2008	1.03	64	66	0.25%	-33.9%
12/31/2007	1.56	0	0	0.25%	-5.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.62	5	$9	0.00%	-3.7%
12/31/2010	1.69	4	7	0.00%	17.6%
12/31/2009	1.43	0	0	0.00%	37.0%
12/31/2008	1.05	0	0	0.00%	-33.8%
12/31/2007	1.58	0	0	0.00%	-5.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.7%
2010	0.4%
2009	0.2%
2008	0.4%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Lord Abbett Classic Stock Fund - A Class - 543913107

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$12,835	$12,921	477
Receivables: investments sold	1
Payables: investments purchased	—
Net assets	$12,836

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$12,836	12,343	$1.04
Band 100	—	—	1.05
Band 75	—	—	1.05
Band 50	—	—	1.06
Band 25	—	—	1.06
Band 0	—	—	1.07
Total	$12,836	12,343

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$100
Mortality & expense charges	(33)
Net investment income (loss)	67

Gain (loss) on investments:
Net realized gain (loss)	423
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(454)
Net gain (loss)	(31)

Increase (decrease) in net assets from operations	$36

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$67	$(3)
Net realized gain (loss)	423	1
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(454)	368

Increase (decrease) in net assets from operations	36	366

Contract owner transactions:
Proceeds from units sold	13,639	2,424
Cost of units redeemed	(3,623)	(6)
Account charges	—	—
Increase (decrease)	10,016	2,418
Net increase (decrease)	10,052	2,784
Net assets, beginning	2,784	—
Net assets, ending	$12,836	$2,784

Units sold	13,009	2,428
Units redeemed	(3,089)	(5)
Net increase (decrease)	9,920	2,423
Units outstanding, beginning	2,423	—
Units outstanding, ending	12,343	2,423

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$16,063
Cost of units redeemed/account charges	(3,629)
Net investment income (loss)	64
Net realized gain (loss)	424
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(86)
$12,836

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	12	$13	1.25%	-9.5%
12/31/2010	1.15	2	3	1.25%	14.9%
12/31/2009	1.00	0	0	1.25%	2.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	1.00%	-9.3%
12/31/2010	1.15	0	0	1.00%	15.2%
12/31/2009	1.00	0	0	1.00%	2.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.75%	-9.0%
12/31/2010	1.15	0	0	0.75%	15.5%
12/31/2009	1.00	0	0	0.75%	2.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.50%	-8.8%
12/31/2010	1.16	0	0	0.50%	15.8%
12/31/2009	1.00	0	0	0.50%	2.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.25%	-8.6%
12/31/2010	1.16	0	0	0.25%	16.1%
12/31/2009	1.00	0	0	0.25%	2.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.00%	-8.3%
12/31/2010	1.16	0	0	0.00%	16.4%
12/31/2009	1.00	0	0	0.00%	2.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.3%
2010	0.6%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Lord Abbett Classic Stock Fund - R3 Class - 543913743

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$184,387	$192,391	6,948
Receivables: investments sold	581
Payables: investments purchased	—
Net assets	$184,968

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$184,968	178,427	$1.04
Band 100	—	—	1.04
Band 75	—	—	1.05
Band 50	—	—	1.05
Band 25	—	—	1.06
Band 0	—	—	1.06
Total	$184,968	178,427

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,328
Mortality & expense charges	(1,633)
Net investment income (loss)	(305)

Gain (loss) on investments:
Net realized gain (loss)	(20)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(10,514)
Net gain (loss)	(10,534)

Increase (decrease) in net assets from operations	$(10,839)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(305)	$135
Net realized gain (loss)	(20)	4
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(10,514)	2,510

Increase (decrease) in net assets from operations	(10,839)	2,649

Contract owner transactions:
Proceeds from units sold	141,047	55,407
Cost of units redeemed	(3,184)	—
Account charges	(112)	—
Increase (decrease)	137,751	55,407
Net increase (decrease)	126,912	58,056
Net assets, beginning	58,056	—
Net assets, ending	$184,968	$58,056

Units sold	131,547	50,610
Units redeemed	(3,730)	—
Net increase (decrease)	127,817	50,610
Units outstanding, beginning	50,610	—
Units outstanding, ending	178,427	50,610

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$196,454
Cost of units redeemed/account charges	(3,296)
Net investment income (loss)	(170)
Net realized gain (loss)	(16)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(8,004)
$184,968

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	178	$185	1.25%	-9.6%
12/31/2010	1.15	51	58	1.25%	12.2%
12/31/2009	1.02	0	0	1.25%	2.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	1.00%	-9.4%
12/31/2010	1.15	0	0	1.00%	12.5%
12/31/2009	1.02	0	0	1.00%	2.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.75%	-9.2%
12/31/2010	1.15	0	0	0.75%	12.8%
12/31/2009	1.02	0	0	0.75%	2.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.50%	-9.0%
12/31/2010	1.16	0	0	0.50%	13.1%
12/31/2009	1.02	0	0	0.50%	2.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.25%	-8.7%
12/31/2010	1.16	0	0	0.25%	13.4%
12/31/2009	1.02	0	0	0.25%	2.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.00%	-8.5%
12/31/2010	1.16	0	0	0.00%	13.6%
12/31/2009	1.02	0	0	0.00%	2.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.1%
2010	0.7%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Lord Abbett Developing Growth - A Class - 544006109

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$21,463	$22,798	1,093
Receivables: investments sold	28
Payables: investments purchased	—
Net assets	$21,491

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$21,491	23,442	$0.92
Band 100	—	—	0.92
Band 75	—	—	0.92
Band 50	—	—	0.92
Band 25	—	—	0.92
Band 0	—	—	0.92
Total	$21,491	23,442

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(42)
Net investment income (loss)	(42)

Gain (loss) on investments:
Net realized gain (loss)	(129)
Realized gain distributions	1,236
Net change in unrealized appreciation (depreciation)	(1,335)
Net gain (loss)	(228)

Increase (decrease) in net assets from operations	$(270)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(42)	$—
Net realized gain (loss)	(129)	—
Realized gain distributions	1,236	—
Net change in unrealized appreciation (depreciation)	(1,335)	—

Increase (decrease) in net assets from operations	(270)	—

Contract owner transactions:
Proceeds from units sold	23,638	—
Cost of units redeemed	(1,877)	—
Account charges	—	—
Increase (decrease)	21,761	—
Net increase (decrease)	21,491	—
Net assets, beginning	—	—
Net assets, ending	$21,491	$—

Units sold	25,471	—
Units redeemed	(2,029)	—
Net increase (decrease)	23,442	—
Units outstanding, beginning	—	—
Units outstanding, ending	23,442	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$23,638
Cost of units redeemed/account charges	(1,877)
Net investment income (loss)	(42)
Net realized gain (loss)	(129)
Realized gain distributions	1,236
Net change in unrealized appreciation (depreciation)	(1,335)
$21,491

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	23	$21	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Lord Abbett Developing Growth Fund - P Class - 544006406

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,334,038	$1,377,025	69,076
Receivables: investments sold	—
Payables: investments purchased	(1,557)
Net assets	$1,332,481

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,001,307	610,474	$1.64
Band 100	69,290	41,506	1.67
Band 75	—	—	1.70
Band 50	—	—	1.73
Band 25	—	—	1.76
Band 0	261,884	146,200	1.79
Total	$1,332,481	798,180

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(12,629)
Net investment income (loss)	(12,629)

Gain (loss) on investments:
Net realized gain (loss)	316,211
Realized gain distributions	81,196
Net change in unrealized appreciation (depreciation)	(477,744)
Net gain (loss)	(80,337)

Increase (decrease) in net assets from operations	$(92,966)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,629)	$(8,882)
Net realized gain (loss)	316,211	(71,471)
Realized gain distributions	81,196	—
Net change in unrealized appreciation (depreciation)	(477,744)	459,375

Increase (decrease) in net assets from operations	(92,966)	379,022

Contract owner transactions:
Proceeds from units sold	972,631	349,034
Cost of units redeemed	(1,053,184)	(441,137)
Account charges	(950)	(1,342)
Increase (decrease)	(81,503)	(93,445)
Net increase (decrease)	(174,469)	285,577
Net assets, beginning	1,506,950	1,221,373
Net assets, ending	$1,332,481	$1,506,950

Units sold	546,841	243,088
Units redeemed	(608,553)	(333,292)
Net increase (decrease)	(61,712)	(90,204)
Units outstanding, beginning	859,892	950,096
Units outstanding, ending	798,180	859,892

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,295,593
Cost of units redeemed/account charges	(2,280,179)
Net investment income (loss)	19,850
Net realized gain (loss)	155,366
Realized gain distributions	184,838
Net change in unrealized appreciation (depreciation)	(42,987)
$1,332,481

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.64	610	$1,001	1.25%	-3.0%
12/31/2010	1.69	382	646	1.25%	34.7%
12/31/2009	1.25	517	648	1.25%	45.0%
12/31/2008	0.87	265	229	1.25%	-48.2%
12/31/2007	1.67	107	179	1.25%	34.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.67	42	$69	1.00%	-2.7%
12/31/2010	1.72	38	65	1.00%	35.0%
12/31/2009	1.27	52	65	1.00%	45.4%
12/31/2008	0.87	34	30	1.00%	-48.0%
12/31/2007	1.68	36	60	1.00%	34.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.70	0	$0	0.75%	-2.5%
12/31/2010	1.74	0	0	0.75%	35.4%
12/31/2009	1.29	0	0	0.75%	45.7%
12/31/2008	0.88	0	0	0.75%	-47.9%
12/31/2007	1.69	0	0	0.75%	34.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.73	0	$0	0.50%	-2.2%
12/31/2010	1.77	0	0	0.50%	35.7%
12/31/2009	1.30	0	0	0.50%	46.1%
12/31/2008	0.89	0	0	0.50%	-47.8%
12/31/2007	1.71	0	0	0.50%	35.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.76	0	$0	0.25%	-2.0%
12/31/2010	1.80	210	378	0.25%	36.1%
12/31/2009	1.32	165	218	0.25%	46.5%
12/31/2008	0.90	82	74	0.25%	-47.6%
12/31/2007	1.72	0	0	0.25%	35.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.79	146	$262	0.00%	-1.7%
12/31/2010	1.82	230	418	0.00%	36.4%
12/31/2009	1.34	217	290	0.00%	46.8%
12/31/2008	0.91	200	182	0.00%	-47.5%
12/31/2007	1.73	332	576	0.00%	35.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	8.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Lord Abbett Developing Growth Fund - R3 Class - 544006802

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,465,666	$1,567,066	78,502
Receivables: investments sold	65,912
Payables: investments purchased	—
Net assets	$1,531,578

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,531,578	1,530,364	$1.00
Band 100	—	—	1.01
Band 75	—	—	1.02
Band 50	—	—	1.03
Band 25	—	—	1.04
Band 0	—	—	1.05
Total	$1,531,578	1,530,364

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(15,299)
Net investment income (loss)	(15,299)

Gain (loss) on investments:
Net realized gain (loss)	141,958
Realized gain distributions	85,196
Net change in unrealized appreciation (depreciation)	(275,882)
Net gain (loss)	(48,728)

Increase (decrease) in net assets from operations	$(64,027)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(15,299)	$(4,953)
Net realized gain (loss)	141,958	1,785
Realized gain distributions	85,196	—
Net change in unrealized appreciation (depreciation)	(275,882)	173,383

Increase (decrease) in net assets from operations	(64,027)	170,215

Contract owner transactions:
Proceeds from units sold	2,677,572	602,929
Cost of units redeemed	(1,899,482)	(69,610)
Account charges	(1,909)	(718)
Increase (decrease)	776,181	532,601
Net increase (decrease)	712,154	702,816
Net assets, beginning	819,424	116,608
Net assets, ending	$1,531,578	$819,424

Units sold	2,623,810	784,501
Units redeemed	(1,887,428)	(142,579)
Net increase (decrease)	736,382	641,922
Units outstanding, beginning	793,982	152,060
Units outstanding, ending	1,530,364	793,982

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,472,853
Cost of units redeemed/account charges	(2,057,639)
Net investment income (loss)	(20,611)
Net realized gain (loss)	153,179
Realized gain distributions	85,196
Net change in unrealized appreciation (depreciation)	(101,400)
$1,531,578

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	1,530	$1,532	1.25%	-3.0%
12/31/2010	1.03	794	819	1.25%	34.6%
12/31/2009	0.77	152	117	1.25%	45.0%
12/31/2008	0.53	23	12	1.25%	-48.2%
12/31/2007	1.02	0	0	1.25%	2.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	-2.8%
12/31/2010	1.04	0	0	1.00%	34.9%
12/31/2009	0.77	0	0	1.00%	45.4%
12/31/2008	0.53	0	0	1.00%	-48.1%
12/31/2007	1.02	0	0	1.00%	2.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	-2.5%
12/31/2010	1.05	0	0	0.75%	35.3%
12/31/2009	0.78	0	0	0.75%	45.7%
12/31/2008	0.53	0	0	0.75%	-48.0%
12/31/2007	1.02	0	0	0.75%	2.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.50%	-2.3%
12/31/2010	1.06	0	0	0.50%	35.6%
12/31/2009	0.78	0	0	0.50%	46.1%
12/31/2008	0.53	0	0	0.50%	-47.8%
12/31/2007	1.02	0	0	0.50%	2.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.25%	-2.1%
12/31/2010	1.06	0	0	0.25%	35.9%
12/31/2009	0.78	0	0	0.25%	46.5%
12/31/2008	0.53	0	0	0.25%	-47.7%
12/31/2007	1.02	0	0	0.25%	2.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.00%	-1.8%
12/31/2010	1.07	0	0	0.00%	36.3%
12/31/2009	0.79	0	0	0.00%	46.8%
12/31/2008	0.54	0	0	0.00%	-47.6%
12/31/2007	1.02	0	0	0.00%	2.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Lord Abbett Fundamental Equity - A Class - 543915862 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$0.93
Band 100	—	—	0.93
Band 75	—	—	0.93
Band 50	—	—	0.93
Band 25	—	—	0.94
Band 0	—	—	0.94
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Lord Abbett Fundamental Equity - R3 Class - 543915540

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$366,248	$359,794	30,536
Receivables: investments sold	189
Payables: investments purchased	—
Net assets	$366,437

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$366,437	394,056	$0.93
Band 100	—	—	0.93
Band 75	—	—	0.93
Band 50	—	—	0.93
Band 25	—	—	0.93
Band 0	—	—	0.94
Total	$366,437	394,056

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$96
Mortality & expense charges	(325)
Net investment income (loss)	(229)

Gain (loss) on investments:
Net realized gain (loss)	(295)
Realized gain distributions	1,345
Net change in unrealized appreciation (depreciation)	6,454
Net gain (loss)	7,504

Increase (decrease) in net assets from operations	$7,275

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(229)	$—
Net realized gain (loss)	(295)	—
Realized gain distributions	1,345	—
Net change in unrealized appreciation (depreciation)	6,454	—

Increase (decrease) in net assets from operations	7,275	—

Contract owner transactions:
Proceeds from units sold	394,701	—
Cost of units redeemed	(35,516)	—
Account charges	(23)	—
Increase (decrease)	359,162	—
Net increase (decrease)	366,437	—
Net assets, beginning	—	—
Net assets, ending	$366,437	$—

Units sold	465,796	—
Units redeemed	(71,740)	—
Net increase (decrease)	394,056	—
Units outstanding, beginning	—	—
Units outstanding, ending	394,056	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$394,701
Cost of units redeemed/account charges	(35,539)
Net investment income (loss)	(229)
Net realized gain (loss)	(295)
Realized gain distributions	1,345
Net change in unrealized appreciation (depreciation)	6,454
$366,437

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	394	$366	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Lord Abbett Growth Opportunities - A Class - 54400R103 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$0.86
Band 100	—	—	0.86
Band 75	—	—	0.86
Band 50	—	—	0.86
Band 25	—	—	0.86
Band 0	—	—	0.87
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.87	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Lord Abbett Growth Opportunities Fund - P Class - 54400R509

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$143,869	$165,948	8,448
Receivables: investments sold	—
Payables: investments purchased	(162)
Net assets	$143,707

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$143,707	113,297	$1.27
Band 100	—	—	1.29
Band 75	—	—	1.31
Band 50	—	—	1.34
Band 25	—	—	1.36
Band 0	—	—	1.39
Total	$143,707	113,297

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(1,567)
Net investment income (loss)	(1,567)

Gain (loss) on investments:
Net realized gain (loss)	4,531
Realized gain distributions	22,517
Net change in unrealized appreciation (depreciation)	(38,574)
Net gain (loss)	(11,526)

Increase (decrease) in net assets from operations	$(13,093)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,567)	$(1,577)
Net realized gain (loss)	4,531	15,363
Realized gain distributions	22,517	—
Net change in unrealized appreciation (depreciation)	(38,574)	(938)

Increase (decrease) in net assets from operations	(13,093)	12,848

Contract owner transactions:
Proceeds from units sold	60,337	90,445
Cost of units redeemed	(19,011)	(68,587)
Account charges	(16)	(21)
Increase (decrease)	41,310	21,837
Net increase (decrease)	28,217	34,685
Net assets, beginning	115,490	80,805
Net assets, ending	$143,707	$115,490

Units sold	47,548	72,255
Units redeemed	(15,019)	(60,228)
Net increase (decrease)	32,529	12,027
Units outstanding, beginning	80,768	68,741
Units outstanding, ending	113,297	80,768

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$229,934
Cost of units redeemed/account charges	(100,173)
Net investment income (loss)	(3,746)
Net realized gain (loss)	16,217
Realized gain distributions	23,554
Net change in unrealized appreciation (depreciation)	(22,079)
$143,707

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	113	$144	1.25%	-11.3%
12/31/2010	1.43	81	115	1.25%	21.6%
12/31/2009	1.18	69	81	1.25%	43.4%
12/31/2008	0.82	48	39	1.25%	-39.1%
12/31/2007	1.35	5	7	1.25%	19.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	1.00%	-11.1%
12/31/2010	1.45	0	0	1.00%	21.9%
12/31/2009	1.19	0	0	1.00%	43.8%
12/31/2008	0.83	0	0	1.00%	-39.0%
12/31/2007	1.36	0	0	1.00%	19.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.31	0	$0	0.75%	-10.8%
12/31/2010	1.47	0	0	0.75%	22.2%
12/31/2009	1.21	0	0	0.75%	44.2%
12/31/2008	0.84	0	0	0.75%	-38.8%
12/31/2007	1.37	0	0	0.75%	20.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	0	$0	0.50%	-10.6%
12/31/2010	1.50	0	0	0.50%	22.6%
12/31/2009	1.22	0	0	0.50%	44.5%
12/31/2008	0.84	0	0	0.50%	-38.7%
12/31/2007	1.38	0	0	0.50%	20.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	0	$0	0.25%	-10.4%
12/31/2010	1.52	0	0	0.25%	22.9%
12/31/2009	1.24	0	0	0.25%	44.9%
12/31/2008	0.85	0	0	0.25%	-38.5%
12/31/2007	1.39	0	0	0.25%	20.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.00%	-10.2%
12/31/2010	1.54	0	0	0.00%	23.2%
12/31/2009	1.25	0	0	0.00%	45.2%
12/31/2008	0.86	0	0	0.00%	-38.4%
12/31/2007	1.40	0	0	0.00%	21.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	8.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Lord Abbett Growth Opportunities Fund - R3 Class - 54400R806

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$106,615	$141,127	6,272
Receivables: investments sold	77
Payables: investments purchased	—
Net assets	$106,692

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$106,496	110,584	$0.96
Band 100	—	—	0.97
Band 75	—	—	0.98
Band 50	—	—	0.99
Band 25	—	—	1.00
Band 0	196	193	1.01
Total	$106,692	110,777

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(2,462)
Net investment income (loss)	(2,462)

Gain (loss) on investments:
Net realized gain (loss)	66,061
Realized gain distributions	16,579
Net change in unrealized appreciation (depreciation)	(70,174)
Net gain (loss)	12,466

Increase (decrease) in net assets from operations	$10,004

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,462)	$(1,042)
Net realized gain (loss)	66,061	3,041
Realized gain distributions	16,579	—
Net change in unrealized appreciation (depreciation)	(70,174)	35,527

Increase (decrease) in net assets from operations	10,004	37,526

Contract owner transactions:
Proceeds from units sold	477,813	302,560
Cost of units redeemed	(645,026)	(77,240)
Account charges	(774)	(346)
Increase (decrease)	(167,987)	224,974
Net increase (decrease)	(157,983)	262,500
Net assets, beginning	264,675	2,175
Net assets, ending	$106,692	$264,675

Units sold	420,016	325,150
Units redeemed	(552,992)	(83,831)
Net increase (decrease)	(132,976)	241,319
Units outstanding, beginning	243,753	2,434
Units outstanding, ending	110,777	243,753

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$782,414
Cost of units redeemed/account charges	(723,386)
Net investment income (loss)	(3,507)
Net realized gain (loss)	69,102
Realized gain distributions	16,581
Net change in unrealized appreciation (depreciation)	(34,512)
$106,692

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	111	$106	1.25%	-11.3%
12/31/2010	1.09	243	263	1.25%	21.5%
12/31/2009	0.89	2	2	1.25%	43.5%
12/31/2008	0.62	0	0	1.25%	-39.1%
12/31/2007	1.02	0	0	1.25%	2.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	1.00%	-11.1%
12/31/2010	1.09	0	0	1.00%	21.8%
12/31/2009	0.90	0	0	1.00%	43.8%
12/31/2008	0.62	0	0	1.00%	-39.0%
12/31/2007	1.02	0	0	1.00%	2.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.75%	-10.8%
12/31/2010	1.10	0	0	0.75%	22.1%
12/31/2009	0.90	0	0	0.75%	44.2%
12/31/2008	0.63	0	0	0.75%	-38.8%
12/31/2007	1.02	0	0	0.75%	2.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.50%	-10.6%
12/31/2010	1.11	0	0	0.50%	22.4%
12/31/2009	0.91	0	0	0.50%	44.6%
12/31/2008	0.63	0	0	0.50%	-38.6%
12/31/2007	1.02	0	0	0.50%	2.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.25%	-10.4%
12/31/2010	1.12	0	0	0.25%	22.7%
12/31/2009	0.91	0	0	0.25%	44.9%
12/31/2008	0.63	0	0	0.25%	-38.5%
12/31/2007	1.02	0	0	0.25%	2.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.00%	-10.2%
12/31/2010	1.13	1	1	0.00%	23.0%
12/31/2009	0.92	0	0	0.00%	45.3%
12/31/2008	0.63	0	0	0.00%	-38.3%
12/31/2007	1.02	0	0	0.00%	2.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Lord Abbett Mid Cap Value Fund - P Class - 543919401

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$29,488	$32,156	1,928
Receivables: investments sold	12
Payables: investments purchased	—
Net assets	$29,500

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$29,500	28,115	$1.05
Band 100	—	—	1.07
Band 75	—	—	1.09
Band 50	—	—	1.11
Band 25	—	—	1.13
Band 0	—	—	1.15
Total	$29,500	28,115

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$12
Mortality & expense charges	(522)
Net investment income (loss)	(510)

Gain (loss) on investments:
Net realized gain (loss)	6,711
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(9,474)
Net gain (loss)	(2,763)

Increase (decrease) in net assets from operations	$(3,273)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(510)	$(126)
Net realized gain (loss)	6,711	19
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(9,474)	4,607

Increase (decrease) in net assets from operations	(3,273)	4,500

Contract owner transactions:
Proceeds from units sold	33,618	17,417
Cost of units redeemed	(32,623)	(1,007)
Account charges	(59)	(2)
Increase (decrease)	936	16,408
Net increase (decrease)	(2,337)	20,908
Net assets, beginning	31,837	10,929
Net assets, ending	$29,500	$31,837

Units sold	29,194	17,545
Units redeemed	(29,837)	(1,016)
Net increase (decrease)	(643)	16,529
Units outstanding, beginning	28,758	12,229
Units outstanding, ending	28,115	28,758

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$89,566
Cost of units redeemed/account charges	(63,485)
Net investment income (loss)	(697)
Net realized gain (loss)	4,249
Realized gain distributions	2,535
Net change in unrealized appreciation (depreciation)	(2,668)
$29,500

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	28	$30	1.25%	-5.2%
12/31/2010	1.11	29	32	1.25%	23.9%
12/31/2009	0.89	12	11	1.25%	25.1%
12/31/2008	0.71	8	5	1.25%	-40.3%
12/31/2007	1.20	7	9	1.25%	-0.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	1.00%	-5.0%
12/31/2010	1.12	0	0	1.00%	24.2%
12/31/2009	0.91	0	0	1.00%	25.4%
12/31/2008	0.72	0	0	1.00%	-40.2%
12/31/2007	1.21	0	0	1.00%	-0.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	0.75%	-4.7%
12/31/2010	1.14	0	0	0.75%	24.5%
12/31/2009	0.92	0	0	0.75%	25.7%
12/31/2008	0.73	0	0	0.75%	-40.0%
12/31/2007	1.22	0	0	0.75%	-0.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	0.50%	-4.5%
12/31/2010	1.16	0	0	0.50%	24.8%
12/31/2009	0.93	0	0	0.50%	26.0%
12/31/2008	0.74	0	0	0.50%	-39.9%
12/31/2007	1.23	0	0	0.50%	-0.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.25%	-4.3%
12/31/2010	1.18	0	0	0.25%	25.1%
12/31/2009	0.94	0	0	0.25%	26.3%
12/31/2008	0.74	0	0	0.25%	-39.7%
12/31/2007	1.23	0	0	0.25%	0.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.00%	-4.0%
12/31/2010	1.19	0	0	0.00%	25.4%
12/31/2009	0.95	0	0	0.00%	26.6%
12/31/2008	0.75	0	0	0.00%	-39.6%
12/31/2007	1.24	0	0	0.00%	0.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.4%
2009	0.6%
2008	1.8%
2007	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Lord Abbett Mid Cap Value Fund - R3 Class - 543919807

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$57,269	$58,615	3,667
Receivables: investments sold	96
Payables: investments purchased	—
Net assets	$57,365

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$57,365	38,083	$1.51
Band 100	—	—	1.52
Band 75	—	—	1.53
Band 50	—	—	1.54
Band 25	—	—	1.55
Band 0	—	—	1.56
Total	$57,365	38,083

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$15
Mortality & expense charges	(324)
Net investment income (loss)	(309)

Gain (loss) on investments:
Net realized gain (loss)	959
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,900)
Net gain (loss)	(941)

Increase (decrease) in net assets from operations	$(1,250)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(309)	$(11)
Net realized gain (loss)	959	1
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,900)	554

Increase (decrease) in net assets from operations	(1,250)	544

Contract owner transactions:
Proceeds from units sold	51,787	7,809
Cost of units redeemed	(1,502)	(1)
Account charges	(18)	(4)
Increase (decrease)	50,267	7,804
Net increase (decrease)	49,017	8,348
Net assets, beginning	8,348	—
Net assets, ending	$57,365	$8,348

Units sold	36,940	5,251
Units redeemed	(4,106)	(2)
Net increase (decrease)	32,834	5,249
Units outstanding, beginning	5,249	—
Units outstanding, ending	38,083	5,249

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$59,596
Cost of units redeemed/account charges	(1,525)
Net investment income (loss)	(320)
Net realized gain (loss)	960
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,346)
$57,365

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.51	38	$57	1.25%	-5.3%
12/31/2010	1.59	5	8	1.25%	23.8%
12/31/2009	1.28	0	0	1.25%	28.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.52	0	$0	1.00%	-5.1%
12/31/2010	1.60	0	0	1.00%	24.1%
12/31/2009	1.29	0	0	1.00%	28.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.53	0	$0	0.75%	-4.8%
12/31/2010	1.60	0	0	0.75%	24.4%
12/31/2009	1.29	0	0	0.75%	28.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.54	0	$0	0.50%	-4.6%
12/31/2010	1.61	0	0	0.50%	24.8%
12/31/2009	1.29	0	0	0.50%	29.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.55	0	$0	0.25%	-4.3%
12/31/2010	1.62	0	0	0.25%	25.1%
12/31/2009	1.29	0	0	0.25%	29.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.56	0	$0	0.00%	-4.1%
12/31/2010	1.62	0	0	0.00%	25.4%
12/31/2009	1.30	0	0	0.00%	29.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.4%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Lord Abbett Small Cap Blend Fund - P Class - 54400M401

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,471,784	$1,354,111	98,510
Receivables: investments sold	—
Payables: investments purchased	(6,927)
Net assets	$1,464,857

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,131,596	989,220	$1.14
Band 100	972	835	1.16
Band 75	—	—	1.18
Band 50	—	—	1.21
Band 25	—	—	1.23
Band 0	332,289	265,983	1.25
Total	$1,464,857	1,256,038

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(23,057)
Net investment income (loss)	(23,057)

Gain (loss) on investments:
Net realized gain (loss)	789,995
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(650,745)
Net gain (loss)	139,250

Increase (decrease) in net assets from operations	$116,193

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(23,057)	$(42,990)
Net realized gain (loss)	789,995	(82,226)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(650,745)	440,545

Increase (decrease) in net assets from operations	116,193	315,329

Contract owner transactions:
Proceeds from units sold	528,967	943,899
Cost of units redeemed	(2,222,504)	(3,054,865)
Account charges	(1,193)	(1,480)
Increase (decrease)	(1,694,730)	(2,112,446)
Net increase (decrease)	(1,578,537)	(1,797,117)
Net assets, beginning	3,043,394	4,840,511
Net assets, ending	$1,464,857	$3,043,394

Units sold	436,807	882,667
Units redeemed	(1,742,574)	(2,891,277)
Net increase (decrease)	(1,305,767)	(2,008,610)
Units outstanding, beginning	2,561,805	4,570,415
Units outstanding, ending	1,256,038	2,561,805

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$9,010,412
Cost of units redeemed/account charges	(8,134,276)
Net investment income (loss)	(106,061)
Net realized gain (loss)	333,778
Realized gain distributions	243,331
Net change in unrealized appreciation (depreciation)	117,673
$1,464,857

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	989	$1,132	1.25%	-3.0%
12/31/2010	1.18	2,322	2,738	1.25%	11.7%
12/31/2009	1.06	4,372	4,618	1.25%	22.0%
12/31/2008	0.87	3,790	3,281	1.25%	-34.2%
12/31/2007	1.32	1,433	1,885	1.25%	8.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	1	$1	1.00%	-2.8%
12/31/2010	1.20	0	0	1.00%	11.9%
12/31/2009	1.07	0	0	1.00%	22.3%
12/31/2008	0.87	0	0	1.00%	-34.0%
12/31/2007	1.33	0	0	1.00%	8.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	0.75%	-2.5%
12/31/2010	1.22	0	0	0.75%	12.2%
12/31/2009	1.08	0	0	0.75%	22.6%
12/31/2008	0.88	0	0	0.75%	-33.9%
12/31/2007	1.34	0	0	0.75%	8.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	0.50%	-2.3%
12/31/2010	1.23	0	0	0.50%	12.5%
12/31/2009	1.10	0	0	0.50%	22.9%
12/31/2008	0.89	0	0	0.50%	-33.7%
12/31/2007	1.35	0	0	0.50%	9.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.23	0	$0	0.25%	-2.0%
12/31/2010	1.25	0	0	0.25%	12.8%
12/31/2009	1.11	0	0	0.25%	23.2%
12/31/2008	0.90	0	0	0.25%	-33.5%
12/31/2007	1.36	0	0	0.25%	9.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	266	$332	0.00%	-1.8%
12/31/2010	1.27	240	305	0.00%	13.1%
12/31/2009	1.12	198	223	0.00%	23.5%
12/31/2008	0.91	168	153	0.00%	-33.4%
12/31/2007	1.37	89	122	0.00%	9.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Lord Abbett Small Cap Blend Fund - R3 Class - 54400M807

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$5,877	$5,297	391
Receivables: investments sold	—
Payables: investments purchased	(82)
Net assets	$5,795

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$5,795	4,394	$1.32
Band 100	—	—	1.33
Band 75	—	—	1.34
Band 50	—	—	1.35
Band 25	—	—	1.35
Band 0	—	—	1.36
Total	$5,795	4,394

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(128)
Net investment income (loss)	(128)

Gain (loss) on investments:
Net realized gain (loss)	1,880
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,565)
Net gain (loss)	315

Increase (decrease) in net assets from operations	$187

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(128)	$(705)
Net realized gain (loss)	1,880	(9,974)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,565)	2,143

Increase (decrease) in net assets from operations	187	(8,536)

Contract owner transactions:
Proceeds from units sold	2,332	451,699
Cost of units redeemed	(8,295)	(431,107)
Account charges	(185)	(350)
Increase (decrease)	(6,148)	20,242
Net increase (decrease)	(5,961)	11,706
Net assets, beginning	11,756	50
Net assets, ending	$5,795	$11,756

Units sold	6,794	372,060
Units redeemed	(11,041)	(363,460)
Net increase (decrease)	(4,247)	8,600
Units outstanding, beginning	8,641	41
Units outstanding, ending	4,394	8,641

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$454,080
Cost of units redeemed/account charges	(439,938)
Net investment income (loss)	(833)
Net realized gain (loss)	(8,094)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	580
$5,795

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	4	$6	1.25%	-3.1%
12/31/2010	1.36	9	12	1.25%	11.6%
12/31/2009	1.22	0	0	1.25%	21.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.33	0	$0	1.00%	-2.8%
12/31/2010	1.37	0	0	1.00%	11.9%
12/31/2009	1.22	0	0	1.00%	22.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	0	$0	0.75%	-2.6%
12/31/2010	1.37	0	0	0.75%	12.2%
12/31/2009	1.22	0	0	0.75%	22.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	0.50%	-2.3%
12/31/2010	1.38	0	0	0.50%	12.5%
12/31/2009	1.22	0	0	0.50%	22.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	0.25%	-2.1%
12/31/2010	1.38	0	0	0.25%	12.7%
12/31/2009	1.23	0	0	0.25%	22.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	0	$0	0.00%	-1.9%
12/31/2010	1.39	0	0	0.00%	13.0%
12/31/2009	1.23	0	0	0.00%	22.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Lord Abbett Small Cap Value Fund - P Class - 543913867

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$393,113	$352,791	13,272
Receivables: investments sold	—
Payables: investments purchased	(120)
Net assets	$392,993

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$392,993	258,432	$1.52
Band 100	—	—	1.55
Band 75	—	—	1.58
Band 50	—	—	1.60
Band 25	—	—	1.63
Band 0	—	—	1.66
Total	$392,993	258,432

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(4,723)
Net investment income (loss)	(4,723)

Gain (loss) on investments:
Net realized gain (loss)	(460)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(19,242)
Net gain (loss)	(19,702)

Increase (decrease) in net assets from operations	$(24,425)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,723)	$(3,271)
Net realized gain (loss)	(460)	(4,724)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(19,242)	70,474

Increase (decrease) in net assets from operations	(24,425)	62,479

Contract owner transactions:
Proceeds from units sold	99,870	105,635
Cost of units redeemed	(39,178)	(22,014)
Account charges	(80)	(120)
Increase (decrease)	60,612	83,501
Net increase (decrease)	36,187	145,980
Net assets, beginning	356,806	210,826
Net assets, ending	$392,993	$356,806

Units sold	63,137	74,435
Units redeemed	(25,401)	(16,103)
Net increase (decrease)	37,736	58,332
Units outstanding, beginning	220,696	162,364
Units outstanding, ending	258,432	220,696

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$529,776
Cost of units redeemed/account charges	(199,018)
Net investment income (loss)	(10,785)
Net realized gain (loss)	(9,709)
Realized gain distributions	42,407
Net change in unrealized appreciation (depreciation)	40,322
$392,993

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.52	258	$393	1.25%	-5.9%
12/31/2010	1.62	221	357	1.25%	24.5%
12/31/2009	1.30	162	211	1.25%	28.0%
12/31/2008	1.01	131	133	1.25%	-32.0%
12/31/2007	1.49	101	150	1.25%	8.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.55	0	$0	1.00%	-5.7%
12/31/2010	1.64	0	0	1.00%	24.8%
12/31/2009	1.31	0	0	1.00%	28.3%
12/31/2008	1.02	0	0	1.00%	-31.8%
12/31/2007	1.50	0	0	1.00%	9.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.58	0	$0	0.75%	-5.5%
12/31/2010	1.67	0	0	0.75%	25.1%
12/31/2009	1.33	0	0	0.75%	28.6%
12/31/2008	1.04	0	0	0.75%	-31.7%
12/31/2007	1.52	0	0	0.75%	9.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.60	0	$0	0.50%	-5.2%
12/31/2010	1.69	0	0	0.50%	25.4%
12/31/2009	1.35	0	0	0.50%	28.9%
12/31/2008	1.05	0	0	0.50%	-31.5%
12/31/2007	1.53	0	0	0.50%	9.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.63	0	$0	0.25%	-5.0%
12/31/2010	1.72	0	0	0.25%	25.8%
12/31/2009	1.37	0	0	0.25%	29.3%
12/31/2008	1.06	0	0	0.25%	-31.3%
12/31/2007	1.54	0	0	0.25%	10.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.66	0	$0	0.00%	-4.8%
12/31/2010	1.74	0	0	0.00%	26.1%
12/31/2009	1.38	0	0	0.00%	29.6%
12/31/2008	1.07	0	0	0.00%	-31.2%
12/31/2007	1.55	0	0	0.00%	10.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.1%
2007	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Lord Abbett Small Cap Value Fund - R3 Class - 543913719

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$246,854	$251,938	8,321
Receivables: investments sold	45
Payables: investments purchased	—
Net assets	$246,899

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$239,088	162,124	$1.47
Band 100	—	—	1.48
Band 75	—	—	1.49
Band 50	—	—	1.50
Band 25	—	—	1.51
Band 0	7,811	5,123	1.52
Total	$246,899	167,247

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(2,537)
Net investment income (loss)	(2,537)

Gain (loss) on investments:
Net realized gain (loss)	5,999
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(20,915)
Net gain (loss)	(14,916)

Increase (decrease) in net assets from operations	$(17,453)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,537)	$(515)
Net realized gain (loss)	5,999	1,147
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(20,915)	15,813

Increase (decrease) in net assets from operations	(17,453)	16,445

Contract owner transactions:
Proceeds from units sold	171,363	132,392
Cost of units redeemed	(49,279)	(7,515)
Account charges	(151)	(12)
Increase (decrease)	121,933	124,865
Net increase (decrease)	104,480	141,310
Net assets, beginning	142,419	1,109
Net assets, ending	$246,899	$142,419

Units sold	122,648	95,940
Units redeemed	(46,187)	(6,034)
Net increase (decrease)	76,461	89,906
Units outstanding, beginning	90,786	880
Units outstanding, ending	167,247	90,786

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$304,888
Cost of units redeemed/account charges	(56,999)
Net investment income (loss)	(3,052)
Net realized gain (loss)	7,146
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(5,084)
$246,899

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.47	162	$239	1.25%	-6.0%
12/31/2010	1.57	91	142	1.25%	24.4%
12/31/2009	1.26	1	1	1.25%	26.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.48	0	$0	1.00%	-5.8%
12/31/2010	1.58	0	0	1.00%	24.7%
12/31/2009	1.26	0	0	1.00%	26.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.49	0	$0	0.75%	-5.5%
12/31/2010	1.58	0	0	0.75%	25.1%
12/31/2009	1.26	0	0	0.75%	26.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.50	0	$0	0.50%	-5.3%
12/31/2010	1.59	0	0	0.50%	25.4%
12/31/2009	1.27	0	0	0.50%	26.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.51	0	$0	0.25%	-5.0%
12/31/2010	1.60	0	0	0.25%	25.7%
12/31/2009	1.27	0	0	0.25%	26.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.52	5	$8	0.00%	-4.8%
12/31/2010	1.60	0	0	0.00%	26.0%
12/31/2009	1.27	0	0	0.00%	27.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Lord Abbett Value Opportunities Fund - A Class - 54400A100

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,319,456	$1,384,101	88,574
Receivables: investments sold	18,900
Payables: investments purchased	—
Net assets	$1,338,356

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,338,356	1,130,022	$1.18
Band 100	—	—	1.19
Band 75	—	—	1.20
Band 50	—	—	1.20
Band 25	—	—	1.21
Band 0	—	—	1.21
Total	$1,338,356	1,130,022

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(10,440)
Net investment income (loss)	(10,440)

Gain (loss) on investments:
Net realized gain (loss)	7,378
Realized gain distributions	4,497
Net change in unrealized appreciation (depreciation)	(84,428)
Net gain (loss)	(72,553)

Increase (decrease) in net assets from operations	$(82,993)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,440)	$(670)
Net realized gain (loss)	7,378	207
Realized gain distributions	4,497	1,654
Net change in unrealized appreciation (depreciation)	(84,428)	19,783

Increase (decrease) in net assets from operations	(82,993)	20,974

Contract owner transactions:
Proceeds from units sold	1,376,817	378,426
Cost of units redeemed	(287,632)	(67,149)
Account charges	(85)	(2)
Increase (decrease)	1,089,100	311,275
Net increase (decrease)	1,006,107	332,249
Net assets, beginning	332,249	—
Net assets, ending	$1,338,356	$332,249

Units sold	1,103,156	321,550
Units redeemed	(238,615)	(56,069)
Net increase (decrease)	864,541	265,481
Units outstanding, beginning	265,481	—
Units outstanding, ending	1,130,022	265,481

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,755,243
Cost of units redeemed/account charges	(354,868)
Net investment income (loss)	(11,110)
Net realized gain (loss)	7,585
Realized gain distributions	6,151
Net change in unrealized appreciation (depreciation)	(64,645)
$1,338,356

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	1,130	$1,338	1.25%	-5.4%
12/31/2010	1.25	265	332	1.25%	23.0%
12/31/2009	1.02	0	0	1.25%	1.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	1.00%	-5.1%
12/31/2010	1.25	0	0	1.00%	23.3%
12/31/2009	1.02	0	0	1.00%	1.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.75%	-4.9%
12/31/2010	1.26	0	0	0.75%	23.6%
12/31/2009	1.02	0	0	0.75%	1.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.50%	-4.7%
12/31/2010	1.26	0	0	0.50%	23.9%
12/31/2009	1.02	0	0	0.50%	1.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	0.25%	-4.4%
12/31/2010	1.26	0	0	0.25%	24.2%
12/31/2009	1.02	0	0	0.25%	1.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	0.00%	-4.2%
12/31/2010	1.27	0	0	0.00%	24.5%
12/31/2009	1.02	0	0	0.00%	1.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Lord Abbett Value Opportunities Fund - R3 Class - 54400A803

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$728,261	$766,924	48,706
Receivables: investments sold	1,361
Payables: investments purchased	—
Net assets	$729,622

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$703,628	595,872	$1.18
Band 100	—	—	1.19
Band 75	—	—	1.19
Band 50	—	—	1.20
Band 25	—	—	1.21
Band 0	25,994	21,460	1.21
Total	$729,622	617,332

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(6,398)
Net investment income (loss)	(6,398)

Gain (loss) on investments:
Net realized gain (loss)	5,252
Realized gain distributions	2,564
Net change in unrealized appreciation (depreciation)	(45,666)
Net gain (loss)	(37,850)

Increase (decrease) in net assets from operations	$(44,248)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,398)	$(154)
Net realized gain (loss)	5,252	52
Realized gain distributions	2,564	163
Net change in unrealized appreciation (depreciation)	(45,666)	7,003

Increase (decrease) in net assets from operations	(44,248)	7,064

Contract owner transactions:
Proceeds from units sold	760,808	110,846
Cost of units redeemed	(99,576)	(4,759)
Account charges	(466)	(47)
Increase (decrease)	660,766	106,040
Net increase (decrease)	616,518	113,104
Net assets, beginning	113,104	—
Net assets, ending	$729,622	$113,104

Units sold	632,747	94,475
Units redeemed	(105,911)	(3,979)
Net increase (decrease)	526,836	90,496
Units outstanding, beginning	90,496	—
Units outstanding, ending	617,332	90,496

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$871,654
Cost of units redeemed/account charges	(104,848)
Net investment income (loss)	(6,552)
Net realized gain (loss)	5,304
Realized gain distributions	2,727
Net change in unrealized appreciation (depreciation)	(38,663)
$729,622

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	596	$704	1.25%	-5.5%
12/31/2010	1.25	90	113	1.25%	22.9%
12/31/2009	1.02	0	0	1.25%	1.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	1.00%	-5.3%
12/31/2010	1.25	0	0	1.00%	23.2%
12/31/2009	1.02	0	0	1.00%	1.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.75%	-5.0%
12/31/2010	1.26	0	0	0.75%	23.5%
12/31/2009	1.02	0	0	0.75%	1.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.50%	-4.8%
12/31/2010	1.26	0	0	0.50%	23.8%
12/31/2009	1.02	0	0	0.50%	1.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	0.25%	-4.6%
12/31/2010	1.26	0	0	0.25%	24.1%
12/31/2009	1.02	0	0	0.25%	1.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	21	$26	0.00%	-4.3%
12/31/2010	1.27	0	0	0.00%	24.4%
12/31/2009	1.02	0	0	0.00%	1.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Manning & Napier ProBlend Conservative Term - S Class - 563821651

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$747,252	$760,740	58,609
Receivables: investments sold	606
Payables: investments purchased	—
Net assets	$747,858

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$747,858	620,882	$1.20
Band 100	—	—	1.22
Band 75	—	—	1.24
Band 50	—	—	1.25
Band 25	—	—	1.27
Band 0	—	—	1.29
Total	$747,858	620,882

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$12,157
Mortality & expense charges	(7,580)
Net investment income (loss)	4,577

Gain (loss) on investments:
Net realized gain (loss)	5,532
Realized gain distributions	12,054
Net change in unrealized appreciation (depreciation)	(16,521)
Net gain (loss)	1,065

Increase (decrease) in net assets from operations	$5,642

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,577	$2,420
Net realized gain (loss)	5,532	1,320
Realized gain distributions	12,054	6,102
Net change in unrealized appreciation (depreciation)	(16,521)	2,531

Increase (decrease) in net assets from operations	5,642	12,373

Contract owner transactions:
Proceeds from units sold	623,797	339,447
Cost of units redeemed	(154,698)	(101,882)
Account charges	(216)	(160)
Increase (decrease)	468,883	237,405
Net increase (decrease)	474,525	249,778
Net assets, beginning	273,333	23,555
Net assets, ending	$747,858	$273,333

Units sold	525,836	299,072
Units redeemed	(134,816)	(90,595)
Net increase (decrease)	391,020	208,477
Units outstanding, beginning	229,862	21,385
Units outstanding, ending	620,882	229,862

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$987,135
Cost of units redeemed/account charges	(257,979)
Net investment income (loss)	7,164
Net realized gain (loss)	6,862
Realized gain distributions	18,164
Net change in unrealized appreciation (depreciation)	(13,488)
$747,858

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	621	$748	1.25%	1.3%
12/31/2010	1.19	230	273	1.25%	8.0%
12/31/2009	1.10	21	24	1.25%	9.6%
12/31/2008	1.01	1	1	1.25%	-6.2%
12/31/2007	1.07	0	0	1.25%	5.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	0	$0	1.00%	1.5%
12/31/2010	1.20	0	0	1.00%	8.2%
12/31/2009	1.11	0	0	1.00%	9.8%
12/31/2008	1.01	0	0	1.00%	-6.0%
12/31/2007	1.08	0	0	1.00%	5.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.24	0	$0	0.75%	1.8%
12/31/2010	1.21	0	0	0.75%	8.5%
12/31/2009	1.12	0	0	0.75%	10.1%
12/31/2008	1.02	0	0	0.75%	-5.7%
12/31/2007	1.08	0	0	0.75%	5.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	0	$0	0.50%	2.1%
12/31/2010	1.23	0	0	0.50%	8.8%
12/31/2009	1.13	0	0	0.50%	10.4%
12/31/2008	1.02	0	0	0.50%	-5.5%
12/31/2007	1.08	0	0	0.50%	5.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	0.25%	2.3%
12/31/2010	1.24	0	0	0.25%	9.0%
12/31/2009	1.14	0	0	0.25%	10.7%
12/31/2008	1.03	0	0	0.25%	-5.3%
12/31/2007	1.08	0	0	0.25%	6.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	0.00%	2.6%
12/31/2010	1.25	0	0	0.00%	9.3%
12/31/2009	1.15	0	0	0.00%	10.9%
12/31/2008	1.03	0	0	0.00%	-5.0%
12/31/2007	1.09	0	0	0.00%	6.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.4%
2010	2.9%
2009	2.0%
2008	2.7%
2007	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Manning & Napier ProBlend Extended Term - S Class - 563821768

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$393,499	$386,089	26,884
Receivables: investments sold	—
Payables: investments purchased	(174)
Net assets	$393,325

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$393,325	366,431	$1.07
Band 100	—	—	1.09
Band 75	—	—	1.10
Band 50	—	—	1.12
Band 25	—	—	1.13
Band 0	—	—	1.15
Total	$393,325	366,431

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$4,989
Mortality & expense charges	(5,121)
Net investment income (loss)	(132)

Gain (loss) on investments:
Net realized gain (loss)	26,496
Realized gain distributions	11,816
Net change in unrealized appreciation (depreciation)	(47,942)
Net gain (loss)	(9,630)

Increase (decrease) in net assets from operations	$(9,762)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(132)	$631
Net realized gain (loss)	26,496	(10,947)
Realized gain distributions	11,816	—
Net change in unrealized appreciation (depreciation)	(47,942)	45,487

Increase (decrease) in net assets from operations	(9,762)	35,171

Contract owner transactions:
Proceeds from units sold	149,285	121,930
Cost of units redeemed	(140,442)	(50,070)
Account charges	(258)	(143)
Increase (decrease)	8,585	71,717
Net increase (decrease)	(1,177)	106,888
Net assets, beginning	394,502	287,614
Net assets, ending	$393,325	$394,502

Units sold	135,566	117,109
Units redeemed	(126,991)	(50,112)
Net increase (decrease)	8,575	66,997
Units outstanding, beginning	357,856	290,859
Units outstanding, ending	366,431	357,856

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$621,522
Cost of units redeemed/account charges	(252,487)
Net investment income (loss)	2,173
Net realized gain (loss)	(13,174)
Realized gain distributions	27,881
Net change in unrealized appreciation (depreciation)	7,410
$393,325

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	366	$393	1.25%	-2.6%
12/31/2010	1.10	358	395	1.25%	11.5%
12/31/2009	0.99	291	288	1.25%	22.8%
12/31/2008	0.81	132	107	1.25%	-26.2%
12/31/2007	1.09	149	163	1.25%	5.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	1.00%	-2.4%
12/31/2010	1.11	0	0	1.00%	11.8%
12/31/2009	1.00	0	0	1.00%	23.1%
12/31/2008	0.81	0	0	1.00%	-26.1%
12/31/2007	1.09	0	0	1.00%	5.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.75%	-2.1%
12/31/2010	1.13	0	0	0.75%	12.0%
12/31/2009	1.00	0	0	0.75%	23.4%
12/31/2008	0.81	0	0	0.75%	-25.9%
12/31/2007	1.10	0	0	0.75%	6.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	0.50%	-1.9%
12/31/2010	1.14	0	0	0.50%	12.3%
12/31/2009	1.01	0	0	0.50%	23.7%
12/31/2008	0.82	0	0	0.50%	-25.7%
12/31/2007	1.10	0	0	0.50%	6.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.25%	-1.7%
12/31/2010	1.15	0	0	0.25%	12.6%
12/31/2009	1.02	0	0	0.25%	24.0%
12/31/2008	0.82	0	0	0.25%	-25.5%
12/31/2007	1.10	0	0	0.25%	6.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.00%	-1.4%
12/31/2010	1.16	0	0	0.00%	12.9%
12/31/2009	1.03	0	0	0.00%	24.3%
12/31/2008	0.83	0	0	0.00%	-25.3%
12/31/2007	1.11	0	0	0.00%	6.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.3%
2010	1.3%
2009	1.3%
2008	2.0%
2007	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Manning & Napier ProBlend Maximum Term - S Class - 563821594

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$92,512	$90,915	6,074
Receivables: investments sold	1
Payables: investments purchased	—
Net assets	$92,513

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$92,513	95,885	$0.96
Band 100	—	—	0.98
Band 75	—	—	0.99
Band 50	—	—	1.00
Band 25	—	—	1.02
Band 0	—	—	1.03
Total	$92,513	95,885

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$495
Mortality & expense charges	(1,229)
Net investment income (loss)	(734)

Gain (loss) on investments:
Net realized gain (loss)	11,160
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(17,537)
Net gain (loss)	(6,377)

Increase (decrease) in net assets from operations	$(7,111)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(734)	$(508)
Net realized gain (loss)	11,160	1,794
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(17,537)	8,392

Increase (decrease) in net assets from operations	(7,111)	9,678

Contract owner transactions:
Proceeds from units sold	36,226	36,701
Cost of units redeemed	(38,500)	(7,640)
Account charges	(112)	(145)
Increase (decrease)	(2,386)	28,916
Net increase (decrease)	(9,497)	38,594
Net assets, beginning	102,010	63,416
Net assets, ending	$92,513	$102,010

Units sold	34,534	37,300
Units redeemed	(35,641)	(8,237)
Net increase (decrease)	(1,107)	29,063
Units outstanding, beginning	96,992	67,929
Units outstanding, ending	95,885	96,992

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$129,514
Cost of units redeemed/account charges	(49,517)
Net investment income (loss)	(1,520)
Net realized gain (loss)	12,439
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	1,597
$92,513

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	96	$93	1.25%	-8.3%
12/31/2010	1.05	97	102	1.25%	12.7%
12/31/2009	0.93	68	63	1.25%	34.4%
12/31/2008	0.69	10	7	1.25%	-36.2%
12/31/2007	1.09	0	0	1.25%	4.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	1.00%	-8.0%
12/31/2010	1.06	0	0	1.00%	12.9%
12/31/2009	0.94	0	0	1.00%	34.8%
12/31/2008	0.70	0	0	1.00%	-36.0%
12/31/2007	1.09	0	0	1.00%	4.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.75%	-7.8%
12/31/2010	1.07	0	0	0.75%	13.2%
12/31/2009	0.95	0	0	0.75%	35.1%
12/31/2008	0.70	0	0	0.75%	-35.9%
12/31/2007	1.10	0	0	0.75%	5.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.50%	-7.6%
12/31/2010	1.09	0	0	0.50%	13.5%
12/31/2009	0.96	0	0	0.50%	35.4%
12/31/2008	0.71	0	0	0.50%	-35.7%
12/31/2007	1.10	0	0	0.50%	5.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	-7.3%
12/31/2010	1.10	0	0	0.25%	13.8%
12/31/2009	0.96	0	0	0.25%	35.8%
12/31/2008	0.71	0	0	0.25%	-35.6%
12/31/2007	1.10	0	0	0.25%	5.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.00%	-7.1%
12/31/2010	1.11	0	0	0.00%	14.1%
12/31/2009	0.97	0	0	0.00%	36.1%
12/31/2008	0.71	0	0	0.00%	-35.4%
12/31/2007	1.11	0	0	0.00%	6.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.5%
2010	0.5%
2009	0.4%
2008	2.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Manning & Napier ProBlend Moderate Term - S Class - 563821776

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$10,521,480	$11,113,286	828,793
Receivables: investments sold	—
Payables: investments purchased	(352,187)
Net assets	$10,169,293

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$10,169,293	9,214,054	$1.10
Band 100	—	—	1.12
Band 75	—	—	1.13
Band 50	—	—	1.15
Band 25	—	—	1.16
Band 0	—	—	1.18
Total	$10,169,293	9,214,054

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$154,695
Mortality & expense charges	(121,052)
Net investment income (loss)	33,643

Gain (loss) on investments:
Net realized gain (loss)	(7,785)
Realized gain distributions	312,233
Net change in unrealized appreciation (depreciation)	(480,043)
Net gain (loss)	(175,595)

Increase (decrease) in net assets from operations	$(141,952)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$33,643	$75,033
Net realized gain (loss)	(7,785)	50,146
Realized gain distributions	312,233	149,558
Net change in unrealized appreciation (depreciation)	(480,043)	(124,016)

Increase (decrease) in net assets from operations	(141,952)	150,721

Contract owner transactions:
Proceeds from units sold	3,534,290	20,812,930
Cost of units redeemed	(2,193,875)	(12,456,500)
Account charges	(8,371)	(2,213)
Increase (decrease)	1,332,044	8,354,217
Net increase (decrease)	1,190,092	8,504,938
Net assets, beginning	8,979,201	474,263
Net assets, ending	$10,169,293	$8,979,201

Units sold	3,273,416	18,768,990
Units redeemed	(2,091,178)	(11,200,953)
Net increase (decrease)	1,182,238	7,568,037
Units outstanding, beginning	8,031,816	463,779
Units outstanding, ending	9,214,054	8,031,816

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$24,830,401
Cost of units redeemed/account charges	(14,686,565)
Net investment income (loss)	111,611
Net realized gain (loss)	38,176
Realized gain distributions	467,476
Net change in unrealized appreciation (depreciation)	(591,806)
$10,169,293

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	9,214	$10,169	1.25%	-1.3%
12/31/2010	1.12	8,032	8,979	1.25%	9.3%
12/31/2009	1.02	464	474	1.25%	17.4%
12/31/2008	0.87	119	104	1.25%	-19.4%
12/31/2007	1.08	73	79	1.25%	5.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	1.00%	-1.0%
12/31/2010	1.13	0	0	1.00%	9.6%
12/31/2009	1.03	0	0	1.00%	17.7%
12/31/2008	0.88	0	0	1.00%	-19.2%
12/31/2007	1.08	0	0	1.00%	5.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.75%	-0.8%
12/31/2010	1.14	0	0	0.75%	9.9%
12/31/2009	1.04	0	0	0.75%	18.0%
12/31/2008	0.88	0	0	0.75%	-19.0%
12/31/2007	1.09	0	0	0.75%	5.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.50%	-0.5%
12/31/2010	1.15	0	0	0.50%	10.1%
12/31/2009	1.05	0	0	0.50%	18.3%
12/31/2008	0.89	0	0	0.50%	-18.8%
12/31/2007	1.09	0	0	0.50%	5.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.25%	-0.3%
12/31/2010	1.17	0	0	0.25%	10.4%
12/31/2009	1.06	0	0	0.25%	18.6%
12/31/2008	0.89	0	0	0.25%	-18.6%
12/31/2007	1.09	0	0	0.25%	6.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	0.00%	0.0%
12/31/2010	1.18	0	0	0.00%	10.7%
12/31/2009	1.06	0	0	0.00%	18.9%
12/31/2008	0.89	0	0	0.00%	-18.4%
12/31/2007	1.10	0	0	0.00%	6.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.6%
2010	2.2%
2009	1.4%
2008	2.0%
2007	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Marshall Mid Cap Growth - Investor Y Class - 572353878

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,561,387	$1,630,959	83,725
Receivables: investments sold	—
Payables: investments purchased	(29,207)
Net assets	$1,532,180

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,532,180	1,551,661	$0.99
Band 100	—	—	1.00
Band 75	—	—	1.01
Band 50	—	—	1.02
Band 25	—	—	1.03
Band 0	—	—	1.04
Total	$1,532,180	1,551,661

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(16,168)
Net investment income (loss)	(16,168)

Gain (loss) on investments:
Net realized gain (loss)	16,482
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(91,029)
Net gain (loss)	(74,547)

Increase (decrease) in net assets from operations	$(90,715)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16,168)	$(805)
Net realized gain (loss)	16,482	993
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(91,029)	19,327

Increase (decrease) in net assets from operations	(90,715)	19,515

Contract owner transactions:
Proceeds from units sold	1,638,602	694,054
Cost of units redeemed	(744,684)	(4,194)
Account charges	(233)	(15)
Increase (decrease)	893,685	689,845
Net increase (decrease)	802,970	709,360
Net assets, beginning	729,210	19,850
Net assets, ending	$1,532,180	$729,210

Units sold	1,577,358	686,222
Units redeemed	(732,614)	(4,256)
Net increase (decrease)	844,744	681,966
Units outstanding, beginning	706,917	24,951
Units outstanding, ending	1,551,661	706,917

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,373,832
Cost of units redeemed/account charges	(775,300)
Net investment income (loss)	(17,094)
Net realized gain (loss)	20,314
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(69,572)
$1,532,180

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	1,552	$1,532	1.25%	-4.3%
12/31/2010	1.03	707	729	1.25%	29.7%
12/31/2009	0.80	25	20	1.25%	32.0%
12/31/2008	0.60	0	0	1.25%	-41.3%
12/31/2007	1.03	0	0	1.25%	2.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	1.00%	-4.0%
12/31/2010	1.04	0	0	1.00%	30.0%
12/31/2009	0.80	0	0	1.00%	32.3%
12/31/2008	0.60	0	0	1.00%	-41.1%
12/31/2007	1.03	0	0	1.00%	2.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.75%	-3.8%
12/31/2010	1.05	0	0	0.75%	30.3%
12/31/2009	0.80	0	0	0.75%	32.6%
12/31/2008	0.61	0	0	0.75%	-41.0%
12/31/2007	1.03	0	0	0.75%	2.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	-3.6%
12/31/2010	1.06	0	0	0.50%	30.6%
12/31/2009	0.81	0	0	0.50%	33.0%
12/31/2008	0.61	0	0	0.50%	-40.8%
12/31/2007	1.03	0	0	0.50%	2.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.25%	-3.3%
12/31/2010	1.06	0	0	0.25%	31.0%
12/31/2009	0.81	0	0	0.25%	33.3%
12/31/2008	0.61	0	0	0.25%	-40.7%
12/31/2007	1.03	0	0	0.25%	2.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.00%	-3.1%
12/31/2010	1.07	0	0	0.00%	31.3%
12/31/2009	0.82	0	0	0.00%	33.6%
12/31/2008	0.61	0	0	0.00%	-40.5%
12/31/2007	1.03	0	0	0.00%	2.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Marshall Mid Cap Value - Investor Y Class - 572353860

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$91,278	$96,870	7,760
Receivables: investments sold	370
Payables: investments purchased	—
Net assets	$91,648

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$91,648	98,933	$0.93
Band 100	—	—	0.94
Band 75	—	—	0.95
Band 50	—	—	0.96
Band 25	—	—	0.97
Band 0	—	—	0.98
Total	$91,648	98,933

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$390
Mortality & expense charges	(1,069)
Net investment income (loss)	(679)

Gain (loss) on investments:
Net realized gain (loss)	683
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(8,457)
Net gain (loss)	(7,774)

Increase (decrease) in net assets from operations	$(8,453)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(679)	$200
Net realized gain (loss)	683	864
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(8,457)	2,297

Increase (decrease) in net assets from operations	(8,453)	3,361

Contract owner transactions:
Proceeds from units sold	37,207	66,222
Cost of units redeemed	(7,027)	(4,214)
Account charges	—	(4)
Increase (decrease)	30,180	62,004
Net increase (decrease)	21,727	65,365
Net assets, beginning	69,921	4,556
Net assets, ending	$91,648	$69,921

Units sold	36,343	68,708
Units redeemed	(6,869)	(4,687)
Net increase (decrease)	29,474	64,021
Units outstanding, beginning	69,459	5,438
Units outstanding, ending	98,933	69,459

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$107,408
Cost of units redeemed/account charges	(11,245)
Net investment income (loss)	(473)
Net realized gain (loss)	1,550
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(5,592)
$91,648

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	99	$92	1.25%	-8.0%
12/31/2010	1.01	69	70	1.25%	20.2%
12/31/2009	0.84	5	5	1.25%	34.9%
12/31/2008	0.62	0	0	1.25%	-37.9%
12/31/2007	1.00	0	0	1.25%	0.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	1.00%	-7.7%
12/31/2010	1.01	0	0	1.00%	20.5%
12/31/2009	0.84	0	0	1.00%	35.3%
12/31/2008	0.62	0	0	1.00%	-37.8%
12/31/2007	1.00	0	0	1.00%	0.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	0	$0	0.75%	-7.5%
12/31/2010	1.02	0	0	0.75%	20.8%
12/31/2009	0.85	0	0	0.75%	35.6%
12/31/2008	0.62	0	0	0.75%	-37.6%
12/31/2007	1.00	0	0	0.75%	0.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	0	$0	0.50%	-7.3%
12/31/2010	1.03	0	0	0.50%	21.1%
12/31/2009	0.85	0	0	0.50%	36.0%
12/31/2008	0.63	0	0	0.50%	-37.5%
12/31/2007	1.00	0	0	0.50%	0.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.25%	-7.1%
12/31/2010	1.04	0	0	0.25%	21.4%
12/31/2009	0.86	0	0	0.25%	36.3%
12/31/2008	0.63	0	0	0.25%	-37.3%
12/31/2007	1.00	0	0	0.25%	0.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.00%	-6.8%
12/31/2010	1.05	0	0	0.00%	21.7%
12/31/2009	0.86	0	0	0.00%	36.6%
12/31/2008	0.63	0	0	0.00%	-37.2%
12/31/2007	1.00	0	0	0.00%	0.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.5%
2010	0.8%
2009	1.2%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Marshall Small Cap Growth - Investor Y Class - 572353829

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$6,669,382	$7,002,590	384,572
Receivables: investments sold	—
Payables: investments purchased	(58,578)
Net assets	$6,610,804

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$6,321,689	6,155,275	$1.03
Band 100	—	—	1.04
Band 75	—	—	1.05
Band 50	150,094	141,678	1.06
Band 25	—	—	1.07
Band 0	139,021	128,546	1.08
Total	$6,610,804	6,425,499

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(69,748)
Net investment income (loss)	(69,748)

Gain (loss) on investments:
Net realized gain (loss)	192,916
Realized gain distributions	400,152
Net change in unrealized appreciation (depreciation)	(1,001,650)
Net gain (loss)	(408,582)

Increase (decrease) in net assets from operations	$(478,330)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(69,748)	$(17,539)
Net realized gain (loss)	192,916	6,556
Realized gain distributions	400,152	—
Net change in unrealized appreciation (depreciation)	(1,001,650)	664,400

Increase (decrease) in net assets from operations	(478,330)	653,417

Contract owner transactions:
Proceeds from units sold	5,091,289	4,316,329
Cost of units redeemed	(1,702,867)	(1,292,086)
Account charges	(1,076)	(241)
Increase (decrease)	3,387,346	3,024,002
Net increase (decrease)	2,909,016	3,677,419
Net assets, beginning	3,701,788	24,369
Net assets, ending	$6,610,804	$3,701,788

Units sold	4,808,567	4,680,048
Units redeemed	(1,805,896)	(1,287,399)
Net increase (decrease)	3,002,671	3,392,649
Units outstanding, beginning	3,422,828	30,179
Units outstanding, ending	6,425,499	3,422,828

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$9,428,561
Cost of units redeemed/account charges	(2,996,653)
Net investment income (loss)	(87,467)
Net realized gain (loss)	199,419
Realized gain distributions	400,152
Net change in unrealized appreciation (depreciation)	(333,208)
$6,610,804

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	6,155	$6,322	1.25%	-5.0%
12/31/2010	1.08	3,402	3,679	1.25%	33.9%
12/31/2009	0.81	30	24	1.25%	45.0%
12/31/2008	0.56	12	7	1.25%	-43.2%
12/31/2007	0.98	0	0	1.25%	-1.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	1.00%	-4.8%
12/31/2010	1.09	0	0	1.00%	34.2%
12/31/2009	0.81	0	0	1.00%	45.3%
12/31/2008	0.56	0	0	1.00%	-43.1%
12/31/2007	0.98	0	0	1.00%	-1.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.75%	-4.5%
12/31/2010	1.10	0	0	0.75%	34.6%
12/31/2009	0.82	0	0	0.75%	45.7%
12/31/2008	0.56	0	0	0.75%	-42.9%
12/31/2007	0.98	0	0	0.75%	-1.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	142	$150	0.50%	-4.3%
12/31/2010	1.11	10	11	0.50%	34.9%
12/31/2009	0.82	0	0	0.50%	46.1%
12/31/2008	0.56	0	0	0.50%	-42.8%
12/31/2007	0.98	0	0	0.50%	-1.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.25%	-4.1%
12/31/2010	1.12	0	0	0.25%	35.3%
12/31/2009	0.82	0	0	0.25%	46.4%
12/31/2008	0.56	0	0	0.25%	-42.6%
12/31/2007	0.98	0	0	0.25%	-1.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	129	$139	0.00%	-3.8%
12/31/2010	1.12	10	12	0.00%	35.6%
12/31/2009	0.83	0	0	0.00%	46.8%
12/31/2008	0.56	0	0	0.00%	-42.5%
12/31/2007	0.98	0	0	0.00%	-1.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

MFS International New Discovery Fund - A Class - 552981888

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$5,969,249	$5,447,575	312,364
Receivables: investments sold	103,124
Payables: investments purchased	—
Net assets	$6,072,373

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$6,072,373	2,911,962	$2.09
Band 100	—	—	2.13
Band 75	—	—	2.17
Band 50	—	—	2.22
Band 25	—	—	2.26
Band 0	—	—	2.35
Total	$6,072,373	2,911,962

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$71,135
Mortality & expense charges	(81,367)
Net investment income (loss)	(10,232)

Gain (loss) on investments:
Net realized gain (loss)	(231,022)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(509,848)
Net gain (loss)	(740,870)

Increase (decrease) in net assets from operations	$(751,102)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,232)	$(13,457)
Net realized gain (loss)	(231,022)	(597,420)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(509,848)	1,811,762

Increase (decrease) in net assets from operations	(751,102)	1,200,885

Contract owner transactions:
Proceeds from units sold	1,294,031	1,612,115
Cost of units redeemed	(1,267,998)	(1,714,571)
Account charges	(2,476)	(1,255)
Increase (decrease)	23,557	(103,711)
Net increase (decrease)	(727,545)	1,097,174
Net assets, beginning	6,799,918	5,702,744
Net assets, ending	$6,072,373	$6,799,918

Units sold	628,459	802,934
Units redeemed	(608,338)	(834,832)
Net increase (decrease)	20,121	(31,898)
Units outstanding, beginning	2,891,841	2,923,739
Units outstanding, ending	2,911,962	2,891,841

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$14,063,852
Cost of units redeemed/account charges	(9,368,620)
Net investment income (loss)	(40,586)
Net realized gain (loss)	(645,526)
Realized gain distributions	1,541,579
Net change in unrealized appreciation (depreciation)	521,674
$6,072,373

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.09	2,912	$6,072	1.25%	-11.3%
12/31/2010	2.35	2,892	6,800	1.25%	20.6%
12/31/2009	1.95	2,924	5,703	1.25%	45.6%
12/31/2008	1.34	1,917	2,569	1.25%	-44.7%
12/31/2007	2.42	1,914	4,635	1.25%	7.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.13	0	$0	1.00%	-11.1%
12/31/2010	2.39	0	0	1.00%	20.9%
12/31/2009	1.98	0	0	1.00%	46.0%
12/31/2008	1.36	0	0	1.00%	-44.6%
12/31/2007	2.45	0	0	1.00%	7.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.17	0	$0	0.75%	-10.9%
12/31/2010	2.44	0	0	0.75%	21.2%
12/31/2009	2.01	0	0	0.75%	46.3%
12/31/2008	1.38	0	0	0.75%	-44.4%
12/31/2007	2.47	0	0	0.75%	8.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.22	0	$0	0.50%	-10.6%
12/31/2010	2.48	0	0	0.50%	21.5%
12/31/2009	2.04	0	0	0.50%	46.7%
12/31/2008	1.39	0	0	0.50%	-44.3%
12/31/2007	2.50	0	0	0.50%	8.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.26	0	$0	0.25%	-10.4%
12/31/2010	2.53	0	0	0.25%	21.8%
12/31/2009	2.08	0	0	0.25%	47.0%
12/31/2008	1.41	0	0	0.25%	-44.1%
12/31/2007	2.53	0	0	0.25%	8.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.35	0	$0	0.00%	-10.2%
12/31/2010	2.62	0	0	0.00%	22.1%
12/31/2009	2.14	0	0	0.00%	47.4%
12/31/2008	1.45	0	0	0.00%	-44.0%
12/31/2007	2.60	0	0	0.00%	8.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.1%
2010	1.0%
2009	1.5%
2008	1.4%
2007	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

MFS International New Discovery Fund - R2 Class - 552981565

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$48,439	$48,889	2,555
Receivables: investments sold	115
Payables: investments purchased	—
Net assets	$48,554

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$48,554	44,926	$1.08
Band 100	—	—	1.09
Band 75	—	—	1.09
Band 50	—	—	1.10
Band 25	—	—	1.10
Band 0	—	—	1.11
Total	$48,554	44,926

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$437
Mortality & expense charges	(140)
Net investment income (loss)	297

Gain (loss) on investments:
Net realized gain (loss)	10
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(771)
Net gain (loss)	(761)

Increase (decrease) in net assets from operations	$(464)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$297	$(1)
Net realized gain (loss)	10	8
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(771)	321

Increase (decrease) in net assets from operations	(464)	328

Contract owner transactions:
Proceeds from units sold	46,835	2,181
Cost of units redeemed	(55)	(137)
Account charges	(134)	—
Increase (decrease)	46,646	2,044
Net increase (decrease)	46,182	2,372
Net assets, beginning	2,372	—
Net assets, ending	$48,554	$2,372

Units sold	43,153	2,062
Units redeemed	(168)	(121)
Net increase (decrease)	42,985	1,941
Units outstanding, beginning	1,941	—
Units outstanding, ending	44,926	1,941

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$49,016
Cost of units redeemed/account charges	(326)
Net investment income (loss)	296
Net realized gain (loss)	18
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(450)
$48,554

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	45	$49	1.25%	-11.6%
12/31/2010	1.22	2	2	1.25%	20.3%
12/31/2009	1.02	0	0	1.25%	1.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	1.00%	-11.3%
12/31/2010	1.23	0	0	1.00%	20.6%
12/31/2009	1.02	0	0	1.00%	1.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	0.75%	-11.1%
12/31/2010	1.23	0	0	0.75%	20.9%
12/31/2009	1.02	0	0	0.75%	1.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.50%	-10.9%
12/31/2010	1.23	0	0	0.50%	21.2%
12/31/2009	1.02	0	0	0.50%	1.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.25%	-10.7%
12/31/2010	1.23	0	0	0.25%	21.5%
12/31/2009	1.02	0	0	0.25%	1.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	0.00%	-10.4%
12/31/2010	1.24	0	0	0.00%	21.8%
12/31/2009	1.02	0	0	0.00%	1.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.7%
2010	1.4%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

MFS Mass Investors Growth Stock - R2 Class - 575719877

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$277,772	$279,268	28,366
Receivables: investments sold	149,710
Payables: investments purchased	—
Net assets	$427,482

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$427,482	365,099	$1.17
Band 100	—	—	1.18
Band 75	—	—	1.18
Band 50	—	—	1.18
Band 25	—	—	1.19
Band 0	—	—	1.19
Total	$427,482	365,099

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$838
Mortality & expense charges	(1,234)
Net investment income (loss)	(396)

Gain (loss) on investments:
Net realized gain (loss)	1,407
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,496)
Net gain (loss)	(89)

Increase (decrease) in net assets from operations	$(485)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(396)	$—
Net realized gain (loss)	1,407	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,496)	—

Increase (decrease) in net assets from operations	(485)	—

Contract owner transactions:
Proceeds from units sold	597,239	—
Cost of units redeemed	(169,271)	—
Account charges	(1)	—
Increase (decrease)	427,967	—
Net increase (decrease)	427,482	—
Net assets, beginning	—	—
Net assets, ending	$427,482	$—

Units sold	503,942	—
Units redeemed	(138,843)	—
Net increase (decrease)	365,099	—
Units outstanding, beginning	—	—
Units outstanding, ending	365,099	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$597,239
Cost of units redeemed/account charges	(169,272)
Net investment income (loss)	(396)
Net realized gain (loss)	1,407
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,496)
$427,482

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	365	$427	1.25%	-0.2%
12/31/2010	1.17	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	1.00%	0.1%
12/31/2010	1.17	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	0.75%	0.3%
12/31/2010	1.18	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	0.50%	0.6%
12/31/2010	1.18	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.25%	0.8%
12/31/2010	1.18	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.00%	1.1%
12/31/2010	1.18	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.4%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

MFS Mass Investors Growth Stock - R3 Class - 575719851

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$4,746,642	$4,669,294	319,709
Receivables: investments sold	132,129
Payables: investments purchased	—
Net assets	$4,878,771

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$4,878,771	4,152,131	$1.18
Band 100	—	—	1.18
Band 75	—	—	1.18
Band 50	—	—	1.19
Band 25	—	—	1.19
Band 0	—	—	1.20
Total	$4,878,771	4,152,131

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$30,119
Mortality & expense charges	(48,926)
Net investment income (loss)	(18,807)

Gain (loss) on investments:
Net realized gain (loss)	40,644
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(42,008)
Net gain (loss)	(1,364)

Increase (decrease) in net assets from operations	$(20,171)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(18,807)	$13,610
Net realized gain (loss)	40,644	708
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(42,008)	119,356

Increase (decrease) in net assets from operations	(20,171)	133,674

Contract owner transactions:
Proceeds from units sold	4,661,264	6,223,761
Cost of units redeemed	(2,790,392)	(3,328,183)
Account charges	(1,045)	(137)
Increase (decrease)	1,869,827	2,895,441
Net increase (decrease)	1,849,656	3,029,115
Net assets, beginning	3,029,115	—
Net assets, ending	$4,878,771	$3,029,115

Units sold	3,926,941	5,511,643
Units redeemed	(2,354,712)	(2,931,741)
Net increase (decrease)	1,572,229	2,579,902
Units outstanding, beginning	2,579,902	—
Units outstanding, ending	4,152,131	2,579,902

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$10,885,025
Cost of units redeemed/account charges	(6,119,757)
Net investment income (loss)	(5,197)
Net realized gain (loss)	41,352
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	77,348
$4,878,771

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	4,152	$4,879	1.25%	0.1%
12/31/2010	1.17	2,580	3,029	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	1.00%	0.3%
12/31/2010	1.18	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	0.75%	0.6%
12/31/2010	1.18	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.50%	0.8%
12/31/2010	1.18	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.25%	1.1%
12/31/2010	1.18	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.00%	1.3%
12/31/2010	1.18	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.8%
2010	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

MFS Mid Cap Growth Fund - A Class - 552987703

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$52,675	$47,127	6,131
Receivables: investments sold	—
Payables: investments purchased	(2)
Net assets	$52,673

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$52,673	54,472	$0.97
Band 100	—	—	0.99
Band 75	—	—	1.01
Band 50	—	—	1.03
Band 25	—	—	1.05
Band 0	—	—	1.09
Total	$52,673	54,472

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(700)
Net investment income (loss)	(700)

Gain (loss) on investments:
Net realized gain (loss)	(190)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(3,287)
Net gain (loss)	(3,477)

Increase (decrease) in net assets from operations	$(4,177

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(700)	$(471)
Net realized gain (loss)	(190)	(278)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(3,287)	9,581

Increase (decrease) in net assets from operations	(4,177)	8,832

Contract owner transactions:
Proceeds from units sold	4,216	74,889
Cost of units redeemed	(2,684)	(36,225)
Account charges	(7)	(10)
Increase (decrease)	1,525	38,654
Net increase (decrease)	(2,652)	47,486
Net assets, beginning	55,325	7,839
Net assets, ending	$52,673	$55,325

Units sold	4,182	84,025
Units redeemed	(2,757)	(40,531)
Net increase (decrease)	1,425	43,494
Units outstanding, beginning	53,047	9,553
Units outstanding, ending	54,472	53,047

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$167,624
Cost of units redeemed/account charges	(130,109)
Net investment income (loss)	(4,722)
Net realized gain (loss)	14,332
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	5,548
$52,673

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	54	$53	1.25%	-7.3%
12/31/2010	1.04	53	55	1.25%	27.1%
12/31/2009	0.82	10	8	1.25%	39.9%
12/31/2008	0.59	6	4	1.25%	-51.7%
12/31/2007	1.22	103	125	1.25%	8.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	1.00%	-7.1%
12/31/2010	1.06	0	0	1.00%	27.4%
12/31/2009	0.83	0	0	1.00%	40.2%
12/31/2008	0.59	0	0	1.00%	-51.6%
12/31/2007	1.23	0	0	1.00%	8.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.75%	-6.8%
12/31/2010	1.08	0	0	0.75%	27.7%
12/31/2009	0.85	0	0	0.75%	40.6%
12/31/2008	0.60	0	0	0.75%	-51.5%
12/31/2007	1.24	0	0	0.75%	8.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.50%	-6.6%
12/31/2010	1.10	0	0	0.50%	28.1%
12/31/2009	0.86	0	0	0.50%	40.9%
12/31/2008	0.61	0	0	0.50%	-51.4%
12/31/2007	1.25	0	0	0.50%	8.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.25%	-6.4%
12/31/2010	1.12	0	0	0.25%	28.4%
12/31/2009	0.87	0	0	0.25%	41.3%
12/31/2008	0.62	0	0	0.25%	-51.2%
12/31/2007	1.27	0	0	0.25%	9.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	0.00%	-6.1%
12/31/2010	1.16	0	0	0.00%	28.7%
12/31/2009	0.90	0	0	0.00%	41.6%
12/31/2008	0.64	0	0	0.00%	-51.1%
12/31/2007	1.30	0	0	0.00%	9.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

MFS New Discovery - R2 Class - 552983173

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$34,855	$42,198	2,076
Receivables: investments sold	32
Payables: investments purchased	—
Net assets	$34,887

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$34,887	41,935	$0.83
Band 100	—	—	0.83
Band 75	—	—	0.83
Band 50	—	—	0.84
Band 25	—	—	0.84
Band 0	—	—	0.84
Total	$34,887	41,935

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(67)
Net investment income (loss)	(67)

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	6,419
Net change in unrealized appreciation (depreciation)	(7,343)
Net gain (loss)	(924)

Increase (decrease) in net assets from operations	$(991)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(67)	$—
Net realized gain (loss)	—	—
Realized gain distributions	6,419	—
Net change in unrealized appreciation (depreciation)	(7,343)	—

Increase (decrease) in net assets from operations	(991)	—

Contract owner transactions:
Proceeds from units sold	35,884	—
Cost of units redeemed	(4)	—
Account charges	(2)	—
Increase (decrease)	35,878	—
Net increase (decrease)	34,887	—
Net assets, beginning	—	—
Net assets, ending	$34,887	$—

Units sold	41,937	—
Units redeemed	(2)	—
Net increase (decrease)	41,935	—
Units outstanding, beginning	—	—
Units outstanding, ending	41,935	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$35,884
Cost of units redeemed/account charges	(6)
Net investment income (loss)	(67)
Net realized gain (loss)	—
Realized gain distributions	6,419
Net change in unrealized appreciation (depreciation)	(7,343)
$34,887

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	42	$35	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent.  The information pertains to the past five years or from commencement date.  A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

MFS New Discovery - R3 Class - 55273H742

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$19,393	$21,521	1,116
Receivables: investments sold	—
Payables: investments purchased	(52)
Net assets	$19,341

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$19,341	23,209	$0.83
Band 100	—	—	0.83
Band 75	—	—	0.84
Band 50	—	—	0.84
Band 25	—	—	0.84
Band 0	—	—	0.84
Total	$19,341	23,209

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(59)
Net investment income (loss)	(59)

Gain (loss) on investments:
Net realized gain (loss)	163
Realized gain distributions	3,617
Net change in unrealized appreciation (depreciation)	(2,128)
Net gain (loss)	1,652

Increase (decrease) in net assets from operations	$1,593

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(59)	$—
Net realized gain (loss)	163	—
Realized gain distributions	3,617	—
Net change in unrealized appreciation (depreciation)	(2,128)	—

Increase (decrease) in net assets from operations	1,593	—

Contract owner transactions:
Proceeds from units sold	37,951	—
Cost of units redeemed	(20,138)	—
Account charges	(65)	—
Increase (decrease)	17,748	—
Net increase (decrease)	19,341	—
Net assets, beginning	—	—
Net assets, ending	$19,341	$—

Units sold	47,659	—
Units redeemed	(24,450)	—
Net increase (decrease)	23,209	—
Units outstanding, beginning	—	—
Units outstanding, ending	23,209	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$37,951
Cost of units redeemed/account charges	(20,203)
Net investment income (loss)	(59)
Net realized gain (loss)	163
Realized gain distributions	3,617
Net change in unrealized appreciation (depreciation)	(2,128)
$19,341

* Date of Fund Inception into Variable Account: 6/23/2011
Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	23	$19	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent.  The information pertains to the past five years or from commencement date.  A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

MFS Utilities Fund - R2 Class - 552986770

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$153,473	$154,032	10,559
Receivables: investments sold	25,197
Payables: investments purchased	—
Net assets	$178,670

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$178,670	143,125	$1.25
Band 100	—	—	1.25
Band 75	—	—	1.26
Band 50	—	—	1.26
Band 25	—	—	1.27
Band 0	—	—	1.27
Total	$178,670	143,125

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,769
Mortality & expense charges	(969)
Net investment income (loss)	1,800

Gain (loss) on investments:
Net realized gain (loss)	(5,628)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(564)
Net gain (loss)	(6,192)

Increase (decrease) in net assets from operations	$(4,392)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,800	$17
Net realized gain (loss)	(5,628)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(564)	5

Increase (decrease) in net assets from operations	(4,392)	22

Contract owner transactions:
Proceeds from units sold	237,093	4,218
Cost of units redeemed	(58,245)	—
Account charges	(26)	—
Increase (decrease)	178,822	4,218
Net increase (decrease)	174,430	4,240
Net assets, beginning	4,240	—
Net assets, ending	$178,670	$4,240

Units sold	190,520	3,567
Units redeemed	(50,962)	—
Net increase (decrease)	139,558	3,567
Units outstanding, beginning	3,567	—
Units outstanding, ending	143,125	3,567

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$241,311
Cost of units redeemed/account charges	(58,271)
Net investment income (loss)	1,817
Net realized gain (loss)	(5,628)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(559)
$178,670

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	143	$179	1.25%	5.0%
12/31/2010	1.19	4	4	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	0	$0	1.00%	5.3%
12/31/2010	1.19	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.26	0	$0	0.75%	5.5%
12/31/2010	1.19	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.26	0	$0	0.50%	5.8%
12/31/2010	1.19	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	0.25%	6.1%
12/31/2010	1.20	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	0.00%	6.3%
12/31/2010	1.20	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.0%
2010	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

MFS Utilities Fund - R3 Class - 552986689

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$16,242	$15,860	959
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$16,242

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$16,242	12,960	$1.25
Band 100	—	—	1.26
Band 75	—	—	1.26
Band 50	—	—	1.27
Band 25	—	—	1.27
Band 0	—	—	1.28
Total	$16,242	12,960

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$264
Mortality & expense charges	(68)
Net investment income (loss)	196

Gain (loss) on investments:
Net realized gain (loss)	(356)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	382
Net gain (loss)	26

Increase (decrease) in net assets from operations	$222

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$196	$—
Net realized gain (loss)	(356)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	382	—

Increase (decrease) in net assets from operations	222	—

Contract owner transactions:
Proceeds from units sold	20,161	—
Cost of units redeemed	(4,141)	—
Account charges	—	—
Increase (decrease)	16,020	—
Net increase (decrease)	16,242	—
Net assets, beginning	—	—
Net assets, ending	$16,242	$—

Units sold	16,423	—
Units redeemed	(3,463)	—
Net increase (decrease)	12,960	—
Units outstanding, beginning	—	—
Units outstanding, ending	12,960	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$20,161
Cost of units redeemed/account charges	(4,141)
Net investment income (loss)	196
Net realized gain (loss)	(356)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	382
$16,242

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	13	$16	1.25%	5.3%
12/31/2010	1.19	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.26	0	$0	1.00%	5.5%
12/31/2010	1.19	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.26	0	$0	0.75%	5.8%
12/31/2010	1.19	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	0.50%	6.1%
12/31/2010	1.20	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	0.25%	6.3%
12/31/2010	1.20	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	0	$0	0.00%	6.6%
12/31/2010	1.20	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.3%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

MFS Value Fund - A Class - 552983801

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$5,646,397	$5,117,019	261,968
Receivables: investments sold	216,452
Payables: investments purchased	—
Net assets	$5,862,849

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$5,862,849	4,364,025	$1.34
Band 100	—	—	1.37
Band 75	—	—	1.40
Band 50	—	—	1.43
Band 25	—	—	1.46
Band 0	—	—	1.51
Total	$5,862,849	4,364,025

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$93,018
Mortality & expense charges	(69,233)
Net investment income (loss)	23,785

Gain (loss) on investments:
Net realized gain (loss)	(106,324)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	8,784
Net gain (loss)	(97,540)

Increase (decrease) in net assets from operations	$(73,755)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$23,785	$9,943
Net realized gain (loss)	(106,324)	(81,682)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	8,784	459,432

Increase (decrease) in net assets from operations	(73,755)	387,693

Contract owner transactions:
Proceeds from units sold	1,623,351	3,568,457
Cost of units redeemed	(965,635)	(1,511,397)
Account charges	(1,904)	(1,059)
Increase (decrease)	655,812	2,056,001
Net increase (decrease)	582,057	2,443,694
Net assets, beginning	5,280,792	2,837,098
Net assets, ending	$5,862,849	$5,280,792

Units sold	1,218,468	2,760,375
Units redeemed	(728,468)	(1,176,327)
Net increase (decrease)	490,000	1,584,048
Units outstanding, beginning	3,874,025	2,289,977
Units outstanding, ending	4,364,025	3,874,025

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$8,764,810
Cost of units redeemed/account charges	(3,346,716)
Net investment income (loss)	50,761
Net realized gain (loss)	(255,933)
Realized gain distributions	120,549
Net change in unrealized appreciation (depreciation)	529,378
$5,862,849

* Date of Fund Inception into Variable Account: 6/1/2002

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	4,364	$5,863	1.25%	-1.4%
12/31/2010	1.36	3,874	5,281	1.25%	10.0%
12/31/2009	1.24	2,290	2,837	1.25%	19.0%
12/31/2008	1.04	1,201	1,250	1.25%	-33.7%
12/31/2007	1.57	867	1,362	1.25%	6.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	1.00%	-1.2%
12/31/2010	1.39	0	0	1.00%	10.3%
12/31/2009	1.26	0	0	1.00%	19.3%
12/31/2008	1.06	0	0	1.00%	-33.5%
12/31/2007	1.59	0	0	1.00%	6.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.75%	-1.0%
12/31/2010	1.41	0	0	0.75%	10.6%
12/31/2009	1.28	0	0	0.75%	19.6%
12/31/2008	1.07	0	0	0.75%	-33.4%
12/31/2007	1.60	0	0	0.75%	6.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.50%	-0.7%
12/31/2010	1.44	0	0	0.50%	10.9%
12/31/2009	1.30	0	0	0.50%	19.9%
12/31/2008	1.08	0	0	0.50%	-33.2%
12/31/2007	1.62	0	0	0.50%	7.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.46	0	$0	0.25%	-0.5%
12/31/2010	1.47	0	0	0.25%	11.1%
12/31/2009	1.32	0	0	0.25%	20.2%
12/31/2008	1.10	0	0	0.25%	-33.0%
12/31/2007	1.64	0	0	0.25%	7.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.51	0	$0	0.00%	-0.2%
12/31/2010	1.52	0	0	0.00%	11.4%
12/31/2009	1.36	0	0	0.00%	20.5%
12/31/2008	1.13	0	0	0.00%	-32.8%
12/31/2007	1.68	0	0	0.00%	7.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.7%
2010	1.3%
2009	1.7%
2008	1.5%
2007	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Neuberger Berman Focus Fund - Advisor Class - 64122M209

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$50,577	$47,182	5,357
Receivables: investments sold	—
Payables: investments purchased	(4)
Net assets	$50,573

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$50,573	50,816	$1.00
Band 100	—	—	1.02
Band 75	—	—	1.04
Band 50	—	—	1.06
Band 25	—	—	1.08
Band 0	—	—	1.10
Total	$50,573	50,816

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$428
Mortality & expense charges	(654)
Net investment income (loss)	(226)

Gain (loss) on investments:
Net realized gain (loss)	1,410
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(3,618)
Net gain (loss)	(2,208)

Increase (decrease) in net assets from operations	$(2,434)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(226)	$(246)
Net realized gain (loss)	1,410	(2,160)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(3,618)	6,941

Increase (decrease) in net assets from operations	(2,434)	4,535

Contract owner transactions:
Proceeds from units sold	4,031	24,206
Cost of units redeemed	(4,253)	(4,055)
Account charges	(16)	(19)
Increase (decrease)	(238)	20,132
Net increase (decrease)	(2,672)	24,667
Net assets, beginning	53,245	28,578
Net assets, ending	$50,573	$53,245

Units sold	3,850	25,503
Units redeemed	(4,171)	(4,627)
Net increase (decrease)	(321)	20,876
Units outstanding, beginning	51,137	30,261
Units outstanding, ending	50,816	51,137

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$89,621
Cost of units redeemed/account charges	(34,584)
Net investment income (loss)	(809)
Net realized gain (loss)	(15,217)
Realized gain distributions	8,167
Net change in unrealized appreciation (depreciation)	3,395
$50,573

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	51	$51	1.25%	-4.4%
12/31/2010	1.04	51	53	1.25%	10.3%
12/31/2009	0.94	30	29	1.25%	27.0%
12/31/2008	0.74	27	20	1.25%	-41.7%
12/31/2007	1.28	15	19	1.25%	4.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	-4.2%
12/31/2010	1.06	0	0	1.00%	10.5%
12/31/2009	0.96	0	0	1.00%	27.3%
12/31/2008	0.75	0	0	1.00%	-41.5%
12/31/2007	1.29	0	0	1.00%	5.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.75%	-3.9%
12/31/2010	1.08	0	0	0.75%	10.8%
12/31/2009	0.97	0	0	0.75%	27.6%
12/31/2008	0.76	0	0	0.75%	-41.4%
12/31/2007	1.30	0	0	0.75%	5.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.50%	-3.7%
12/31/2010	1.10	0	0	0.50%	11.1%
12/31/2009	0.99	0	0	0.50%	27.9%
12/31/2008	0.77	0	0	0.50%	-41.2%
12/31/2007	1.32	0	0	0.50%	5.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.25%	-3.5%
12/31/2010	1.12	0	0	0.25%	11.4%
12/31/2009	1.01	0	0	0.25%	28.2%
12/31/2008	0.78	0	0	0.25%	-41.1%
12/31/2007	1.33	0	0	0.25%	5.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.00%	-3.2%
12/31/2010	1.14	0	0	0.00%	11.6%
12/31/2009	1.02	0	0	0.00%	28.6%
12/31/2008	0.79	0	0	0.00%	-40.9%
12/31/2007	1.35	0	0	0.00%	6.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.8%
2010	0.8%
2009	1.2%
2008	1.1%
2007	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Neuberger Berman Partners Fund - Advisor Class - 64122M506

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,162,824	$2,279,481	135,494
Receivables: investments sold	17,287
Payables: investments purchased	—
Net assets	$2,180,111

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,871,223	1,827,912	$1.02
Band 100	5,017	4,815	1.04
Band 75	—	—	1.06
Band 50	—	—	1.08
Band 25	—	—	1.10
Band 0	303,871	271,795	1.12
Total	$2,180,111	2,104,522

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$6,211
Mortality & expense charges	(31,333)
Net investment income (loss)	(25,122)

Gain (loss) on investments:
Net realized gain (loss)	455,072
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(834,861)
Net gain (loss)	(379,789)

Increase (decrease) in net assets from operations	$(404,911)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(25,122)	$(33,457)
Net realized gain (loss)	455,072	(26,848)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(834,861)	434,709

Increase (decrease) in net assets from operations	(404,911)	374,404

Contract owner transactions:
Proceeds from units sold	417,911	1,253,546
Cost of units redeemed	(999,521)	(1,439,038)
Account charges	(458)	(390)
Increase (decrease)	(582,068)	(185,882)
Net increase (decrease)	(986,979)	188,522
Net assets, beginning	3,167,090	2,978,568
Net assets, ending	$2,180,111	$3,167,090

Units sold	846,338	1,440,746
Units redeemed	(1,411,524)	(1,634,650)
Net increase (decrease)	(565,186)	(193,904)
Units outstanding, beginning	2,669,708	2,863,612
Units outstanding, ending	2,104,522	2,669,708

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$8,842,854
Cost of units redeemed/account charges	(6,415,503)
Net investment income (loss)	(132,880)
Net realized gain (loss)	(171,979)
Realized gain distributions	174,276
Net change in unrealized appreciation (depreciation)	(116,657)
$2,180,111

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	1,828	$1,871	1.25%	-12.7%
12/31/2010	1.17	2,258	2,647	1.25%	13.6%
12/31/2009	1.03	2,509	2,589	1.25%	53.6%
12/31/2008	0.67	2,728	1,833	1.25%	-52.7%
12/31/2007	1.42	2,021	2,872	1.25%	8.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	5	$5	1.00%	-12.5%
12/31/2010	1.19	5	6	1.00%	13.9%
12/31/2009	1.05	20	20	1.00%	54.0%
12/31/2008	0.68	19	13	1.00%	-52.6%
12/31/2007	1.43	0	0	1.00%	8.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.75%	-12.2%
12/31/2010	1.21	0	0	0.75%	14.1%
12/31/2009	1.06	0	0	0.75%	54.4%
12/31/2008	0.69	0	0	0.75%	-52.5%
12/31/2007	1.44	0	0	0.75%	8.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.50%	-12.0%
12/31/2010	1.23	0	0	0.50%	14.4%
12/31/2009	1.07	0	0	0.50%	54.8%
12/31/2008	0.69	0	0	0.50%	-52.4%
12/31/2007	1.45	0	0	0.50%	9.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.25%	-11.8%
12/31/2010	1.25	0	0	0.25%	14.7%
12/31/2009	1.09	0	0	0.25%	55.1%
12/31/2008	0.70	0	0	0.25%	-52.2%
12/31/2007	1.47	0	0	0.25%	9.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	272	$304	0.00%	-11.6%
12/31/2010	1.26	407	514	0.00%	15.0%
12/31/2009	1.10	335	369	0.00%	55.5%
12/31/2008	0.71	178	126	0.00%	-52.1%
12/31/2007	1.48	88	130	0.00%	9.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.2%
2010	0.0%
2009	0.8%
2008	0.3%
2007	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Neuberger Berman Small Cap Growth - A Class - 641224225 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.18
Band 100	—	—	1.19
Band 75	—	—	1.19
Band 50	—	—	1.20
Band 25	—	—	1.21
Band 0	—	—	1.21
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	1.25%	-2.7%
12/31/2010	1.21	0	0	1.25%	18.5%
12/31/2009	1.02	0	0	1.25%	2.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	1.00%	-2.5%
12/31/2010	1.22	0	0	1.00%	18.8%
12/31/2009	1.02	0	0	1.00%	2.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.75%	-2.2%
12/31/2010	1.22	0	0	0.75%	19.1%
12/31/2009	1.02	0	0	0.75%	2.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.50%	-2.0%
12/31/2010	1.22	0	0	0.50%	19.4%
12/31/2009	1.02	0	0	0.50%	2.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	0.25%	-1.7%
12/31/2010	1.23	0	0	0.25%	19.7%
12/31/2009	1.02	0	0	0.25%	2.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	0.00%	-1.5%
12/31/2010	1.23	0	0	0.00%	20.0%
12/31/2009	1.02	0	0	0.00%	2.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Neuberger Berman Small Cap Growth - Advisor Class - 641224829

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$639,474	$603,771	43,315
Receivables: investments sold	—
Payables: investments purchased	(88,932)
Net assets	$550,542

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$523,667	426,115	$1.23
Band 100	—	—	1.25
Band 75	—	—	1.27
Band 50	—	—	1.30
Band 25	—	—	1.32
Band 0	26,875	20,024	1.34
Total	$550,542	446,139

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(9,279)
Net investment income (loss)	(9,279)

Gain (loss) on investments:
Net realized gain (loss)	237,701
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(215,123)
Net gain (loss)	22,578

Increase (decrease) in net assets from operations	$13,299

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(9,279)	$(11,716)
Net realized gain (loss)	237,701	(45,800)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(215,123)	222,957

Increase (decrease) in net assets from operations	13,299	165,441

Contract owner transactions:
Proceeds from units sold	326,255	115,807
Cost of units redeemed	(837,810)	(207,978)
Account charges	(187)	(262)
Increase (decrease)	(511,742)	(92,433)
Net increase (decrease)	(498,443)	73,008
Net assets, beginning	1,048,985	975,977
Net assets, ending	$550,542	$1,048,985

Units sold	238,690	153,080
Units redeemed	(618,680)	(236,125)
Net increase (decrease)	(379,990)	(83,045)
Units outstanding, beginning	826,129	909,174
Units outstanding, ending	446,139	826,129

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,590,394
Cost of units redeemed/account charges	(1,963,977)
Net investment income (loss)	(50,570)
Net realized gain (loss)	(61,008)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	35,703
$550,542

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.23	426	$524	1.25%	-3.1%
12/31/2010	1.27	810	1,027	1.25%	18.2%
12/31/2009	1.07	898	963	1.25%	21.2%
12/31/2008	0.89	832	736	1.25%	-43.2%
12/31/2007	1.56	603	939	1.25%	24.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	0	$0	1.00%	-2.8%
12/31/2010	1.29	0	0	1.00%	18.5%
12/31/2009	1.09	0	0	1.00%	21.5%
12/31/2008	0.89	0	0	1.00%	-43.0%
12/31/2007	1.57	0	0	1.00%	24.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	0.75%	-2.6%
12/31/2010	1.31	0	0	0.75%	18.8%
12/31/2009	1.10	0	0	0.75%	21.8%
12/31/2008	0.90	0	0	0.75%	-42.9%
12/31/2007	1.58	0	0	0.75%	25.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	0	$0	0.50%	-2.3%
12/31/2010	1.33	0	0	0.50%	19.1%
12/31/2009	1.11	0	0	0.50%	22.1%
12/31/2008	0.91	0	0	0.50%	-42.8%
12/31/2007	1.59	0	0	0.50%	25.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	0.25%	-2.1%
12/31/2010	1.35	0	0	0.25%	19.4%
12/31/2009	1.13	0	0	0.25%	22.4%
12/31/2008	0.92	0	0	0.25%	-42.6%
12/31/2007	1.61	0	0	0.25%	25.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	20	$27	0.00%	-1.9%
12/31/2010	1.37	16	22	0.00%	19.7%
12/31/2009	1.14	11	13	0.00%	22.7%
12/31/2008	0.93	1	0	0.00%	-42.5%
12/31/2007	1.62	0	0	0.00%	26.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Neuberger Berman Small Cap Growth - R3 Class - 641224183

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$8,785	$8,341	689
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$8,785

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$8,785	7,476	$1.18
Band 100	—	—	1.18
Band 75	—	—	1.19
Band 50	—	—	1.19
Band 25	—	—	1.20
Band 0	—	—	1.21
Total	$8,785	7,476

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(38)
Net investment income (loss)	(38)

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	444
Net gain (loss)	444

Increase (decrease) in net assets from operations	$406

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(38)	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	444	—

Increase (decrease) in net assets from operations	406	—

Contract owner transactions:
Proceeds from units sold	8,389	—
Cost of units redeemed	(6)	—
Account charges	(4)	—
Increase (decrease)	8,379	—
Net increase (decrease)	8,785	—
Net assets, beginning	—	—
Net assets, ending	$8,785	$—

Units sold	7,485	—
Units redeemed	(9)	—
Net increase (decrease)	7,476	—
Units outstanding, beginning	—	—
Units outstanding, ending	7,476	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$8,389
Cost of units redeemed/account charges	(10)
Net investment income (loss)	(38)
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	444
$8,785

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	7	$9	1.25%	-2.9%
12/31/2010	1.21	0	0	1.25%	18.3%
12/31/2009	1.02	0	0	1.25%	2.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	1.00%	-2.7%
12/31/2010	1.21	0	0	1.00%	18.6%
12/31/2009	1.02	0	0	1.00%	2.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.75%	-2.4%
12/31/2010	1.22	0	0	0.75%	18.9%
12/31/2009	1.02	0	0	0.75%	2.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.50%	-2.2%
12/31/2010	1.22	0	0	0.50%	19.2%
12/31/2009	1.02	0	0	0.50%	2.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.25%	-1.9%
12/31/2010	1.22	0	0	0.25%	19.5%
12/31/2009	1.02	0	0	0.25%	2.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	0.00%	-1.7%
12/31/2010	1.23	0	0	0.00%	19.8%
12/31/2009	1.02	0	0	0.00%	2.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Northern Small Cap Value - 665162400 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.04
Band 100	—	—	1.04
Band 75	—	—	1.04
Band 50	—	—	1.04
Band 25	—	—	1.04
Band 0	—	—	1.04
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 12/15/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Oakmark Equity & Income Fund - 413838400 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.03
Band 100	—	—	1.04
Band 75	—	—	1.05
Band 50	—	—	1.06
Band 25	—	—	1.07
Band 0	—	—	1.08
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	1.25%	-0.6%
12/31/2010	1.04	0	0	1.25%	8.1%
12/31/2009	0.96	0	0	1.25%	18.3%
12/31/2008	0.81	0	0	1.25%	-19.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	1.00%	-0.4%
12/31/2010	1.04	0	0	1.00%	8.4%
12/31/2009	0.96	0	0	1.00%	18.6%
12/31/2008	0.81	0	0	1.00%	-18.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.75%	-0.1%
12/31/2010	1.05	0	0	0.75%	8.7%
12/31/2009	0.97	0	0	0.75%	18.9%
12/31/2008	0.81	0	0	0.75%	-18.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.50%	0.1%
12/31/2010	1.06	0	0	0.50%	9.0%
12/31/2009	0.97	0	0	0.50%	19.2%
12/31/2008	0.81	0	0	0.50%	-18.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.25%	0.4%
12/31/2010	1.06	0	0	0.25%	9.2%
12/31/2009	0.97	0	0	0.25%	19.5%
12/31/2008	0.82	0	0	0.25%	-18.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.00%	0.6%
12/31/2010	1.07	0	0	0.00%	9.5%
12/31/2009	0.98	0	0	0.00%	19.8%
12/31/2008	0.82	0	0	0.00%	-18.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.1%
2010	0.0%
2009	0.0%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Old Mutual Focused Fund - A Class - 68002Q818

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$46,191	$46,316	2,287
Receivables: investments sold	469
Payables: investments purchased	—
Net assets	$46,660

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$46,660	43,426	$1.07
Band 100	—	—	1.08
Band 75	—	—	1.09
Band 50	—	—	1.09
Band 25	—	—	1.10
Band 0	—	—	1.10
Total	$46,660	43,426

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$227
Mortality & expense charges	(193)
Net investment income (loss)	34

Gain (loss) on investments:
Net realized gain (loss)	(1)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(296)
Net gain (loss)	(297)

Increase (decrease) in net assets from operations	$(263)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$34	$(4)
Net realized gain (loss)	(1)	4
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(296)	171

Increase (decrease) in net assets from operations	(263)	171

Contract owner transactions:
Proceeds from units sold	37,446	11,034
Cost of units redeemed	788	(2,502)
Account charges	(14)	—
Increase (decrease)	38,220	8,532
Net increase (decrease)	37,957	8,703
Net assets, beginning	8,703	—
Net assets, ending	$46,660	$8,703

Units sold	35,642	10,232
Units redeemed	(132)	(2,316)
Net increase (decrease)	35,510	7,916
Units outstanding, beginning	7,916	—
Units outstanding, ending	43,426	7,916

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$48,480
Cost of units redeemed/account charges	(1,728)
Net investment income (loss)	30
Net realized gain (loss)	3
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(125)
$46,660

* Date of Fund Inception into Variable Account: 10/23/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	43	$47	1.25%	-2.3%
12/31/2010	1.10	8	9	1.25%	7.9%
12/31/2009	1.02	0	0	1.25%	1.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	1.00%	-2.0%
12/31/2010	1.10	0	0	1.00%	8.1%
12/31/2009	1.02	0	0	1.00%	2.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	0.75%	-1.8%
12/31/2010	1.11	0	0	0.75%	8.4%
12/31/2009	1.02	0	0	0.75%	2.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	0.50%	-1.5%
12/31/2010	1.11	0	0	0.50%	8.7%
12/31/2009	1.02	0	0	0.50%	2.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.25%	-1.3%
12/31/2010	1.11	0	0	0.25%	9.0%
12/31/2009	1.02	0	0	0.25%	2.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.00%	-1.0%
12/31/2010	1.12	0	0	0.00%	9.2%
12/31/2009	1.02	0	0	0.00%	2.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.8%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Old Mutual Focused Fund - Z Class - 68002Q354 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.08
Band 100	—	—	1.09
Band 75	—	—	1.09
Band 50	—	—	1.10
Band 25	—	—	1.10
Band 0	—	—	1.11
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/23/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	1.25%	-2.0%
12/31/2010	1.10	0	0	1.25%	8.2%
12/31/2009	1.02	0	0	1.25%	2.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	1.00%	-1.8%
12/31/2010	1.11	0	0	1.00%	8.5%
12/31/2009	1.02	0	0	1.00%	2.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	0.75%	-1.6%
12/31/2010	1.11	0	0	0.75%	8.7%
12/31/2009	1.02	0	0	0.75%	2.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.50%	-1.3%
12/31/2010	1.11	0	0	0.50%	9.0%
12/31/2009	1.02	0	0	0.50%	2.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.25%	-1.1%
12/31/2010	1.12	0	0	0.25%	9.3%
12/31/2009	1.02	0	0	0.25%	2.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	0.00%	-0.8%
12/31/2010	1.12	0	0	0.00%	9.6%
12/31/2009	1.02	0	0	0.00%	2.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

OneAmerica Asset Director Portfolio - Advisor Class - 682444401

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$20,118,772	$18,918,895	1,205,138
Receivables: investments sold	80,556
Payables: investments purchased	—
Net assets	$20,199,328

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$17,195,652	10,146,496	$1.69
Band 100	30,807	17,807	1.73
Band 75	—	—	1.77
Band 50	2,093,520	1,161,183	1.80
Band 25	—	—	1.84
Band 0	879,349	465,123	1.89
Total	$20,199,328	11,790,609

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$374,207
Mortality & expense charges	(204,986)
Net investment income (loss)	169,221

Gain (loss) on investments:
Net realized gain (loss)	217,421
Realized gain distributions	420,877
Net change in unrealized appreciation (depreciation)	(956,976)
Net gain (loss)	(318,678)

Increase (decrease) in net assets from operations	$(149,457)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$169,221	$136,056
Net realized gain (loss)	217,421	(63,815)
Realized gain distributions	420,877	—
Net change in unrealized appreciation (depreciation)	(956,976)	1,389,574

Increase (decrease) in net assets from operations	(149,457)	1,461,815

Contract owner transactions:
Proceeds from units sold	7,115,424	5,220,723
Cost of units redeemed	(3,926,930)	(2,615,535)
Account charges	(14,730)	(11,144)
Increase (decrease)	3,173,764	2,594,044
Net increase (decrease)	3,024,307	4,055,859
Net assets, beginning	17,175,021	13,119,162
Net assets, ending	$20,199,328	$17,175,021

Units sold	5,454,306	4,167,931
Units redeemed	(3,635,484)	(2,598,141)
Net increase (decrease)	1,818,822	1,569,790
Units outstanding, beginning	9,971,787	8,401,997
Units outstanding, ending	11,790,609	9,971,787

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$54,104,651
Cost of units redeemed/account charges	(35,351,988)
Net investment income (loss)	831,139
Net realized gain (loss)	(1,613,342)
Realized gain distributions	1,028,991
Net change in unrealized appreciation (depreciation)	1,199,877
$20,199,328

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.69	10,146	$17,196	1.25%	-0.7%
12/31/2010	1.71	8,756	14,950	1.25%	10.1%
12/31/2009	1.55	7,471	11,585	1.25%	24.3%
12/31/2008	1.25	5,116	6,383	1.25%	-26.7%
12/31/2007	1.70	3,412	5,806	1.25%	3.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.73	18	$31	1.00%	-0.5%
12/31/2010	1.74	19	34	1.00%	10.4%
12/31/2009	1.58	13	20	1.00%	24.6%
12/31/2008	1.26	5	7	1.00%	-26.5%
12/31/2007	1.72	0	0	1.00%	3.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.77	0	$0	0.75%	-0.2%
12/31/2010	1.77	0	0	0.75%	10.7%
12/31/2009	1.60	0	0	0.75%	24.9%
12/31/2008	1.28	0	0	0.75%	-26.3%
12/31/2007	1.74	0	0	0.75%	4.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.80	1,161	$2,094	0.50%	0.0%
12/31/2010	1.80	743	1,340	0.50%	10.9%
12/31/2009	1.63	571	928	0.50%	25.2%
12/31/2008	1.30	573	744	0.50%	-26.1%
12/31/2007	1.76	606	1,064	0.50%	4.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.84	0	$0	0.25%	0.3%
12/31/2010	1.84	0	0	0.25%	11.2%
12/31/2009	1.65	0	0	0.25%	25.5%
12/31/2008	1.32	0	0	0.25%	-25.9%
12/31/2007	1.78	0	0	0.25%	4.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.89	465	$879	0.00%	0.5%
12/31/2010	1.88	453	852	0.00%	11.5%
12/31/2009	1.69	347	586	0.00%	25.8%
12/31/2008	1.34	331	444	0.00%	-25.7%
12/31/2007	1.81	248	448	0.00%	4.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.0%
2010	2.0%
2009	2.8%
2008	3.7%
2007	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

OneAmerica Asset Director Portfolio - O Class - 682444872

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$88,309,056	$92,789,202	5,234,055
Receivables: investments sold	—
Payables: investments purchased	(68,113)
Net assets	$88,240,943

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$83,787,287	17,987,933	$4.66
Band 100	—	—	4.76
Band 75	—	—	4.85
Band 50	—	—	4.96
Band 25	—	—	5.06
Band 0	4,453,656	2,426,611	1.84
Total	$88,240,943	20,414,544

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,885,410
Mortality & expense charges	(1,083,373)
Net investment income (loss)	802,037

Gain (loss) on investments:
Net realized gain (loss)	(489,083)
Realized gain distributions	1,830,708
Net change in unrealized appreciation (depreciation)	(2,459,278)
Net gain (loss)	(1,117,653)

Increase (decrease) in net assets from operations	$(315,616)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$802,037	$825,202
Net realized gain (loss)	(489,083)	(1,099,262)
Realized gain distributions	1,830,708	—
Net change in unrealized appreciation (depreciation)	(2,459,278)	8,688,705

Increase (decrease) in net assets from operations	(315,616)	8,414,645

Contract owner transactions:
Proceeds from units sold	11,545,312	29,941,791
Cost of units redeemed	(14,478,011)	(26,058,627)
Account charges	(30,356)	(31,550)
Increase (decrease)	(2,963,055)	3,851,614
Net increase (decrease)	(3,278,671)	12,266,259
Net assets, beginning	91,519,614	79,253,355
Net assets, ending	$88,240,943	$91,519,614

Units sold	2,596,926	19,744,570
Units redeemed	(3,292,561)	(17,342,024)
Net increase (decrease)	(695,635)	2,402,546
Units outstanding, beginning	21,110,179	18,707,633
Units outstanding, ending	20,414,544	21,110,179

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$251,249,945
Cost of units redeemed/account charges	(202,688,628)
Net investment income (loss)	19,420,127
Net realized gain (loss)	9,760,684
Realized gain distributions	14,978,961
Net change in unrealized appreciation (depreciation)	(4,480,146)
$88,240,943

* Date of Fund Inception into Variable Account: 4/12/1990

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$4.66	17,988	$83,787	1.25%	-0.4%
12/31/2010	4.68	18,576	86,906	1.25%	10.4%
12/31/2009	4.24	18,708	79,253	1.25%	24.6%
12/31/2008	3.40	18,549	63,048	1.25%	-26.4%
12/31/2007	4.62	21,938	101,269	1.25%	3.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$4.76	0	$0	1.00%	-0.2%
12/31/2010	4.76	0	0	1.00%	10.7%
12/31/2009	4.30	0	0	1.00%	24.9%
12/31/2008	3.44	0	0	1.00%	-26.2%
12/31/2007	4.67	0	0	1.00%	4.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$4.85	0	$0	0.75%	0.1%
12/31/2010	4.85	0	0	0.75%	11.0%
12/31/2009	4.37	0	0	0.75%	25.3%
12/31/2008	3.49	0	0	0.75%	-26.0%
12/31/2007	4.72	0	0	0.75%	4.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$4.96	0	$0	0.50%	0.3%
12/31/2010	4.94	0	0	0.50%	11.3%
12/31/2009	4.44	0	0	0.50%	25.6%
12/31/2008	3.54	0	0	0.50%	-25.8%
12/31/2007	4.77	0	0	0.50%	4.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$5.06	0	$0	0.25%	0.6%
12/31/2010	5.03	0	0	0.25%	11.5%
12/31/2009	4.51	0	0	0.25%	25.9%
12/31/2008	3.58	0	0	0.25%	-25.6%
12/31/2007	4.82	0	0	0.25%	4.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.84	2,427	$4,454	0.00%	0.8%
12/31/2010	1.82	2,534	4,614	0.00%	11.8%
12/31/2009	1.63	0	0	0.00%	26.2%
12/31/2008	1.29	0	0	0.00%	-25.4%
12/31/2007	1.73	0	0	0.00%	5.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.1%
2010	2.2%
2009	2.7%
2008	3.1%
2007	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

OneAmerica Investment Grade Bond Portfolio -Advisor Class - 682444203

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$4,068,562	$4,025,950	355,947
Receivables: investments sold	39,429
Payables: investments purchased	—
Net assets	$4,107,991

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,464,883	1,767,731	$1.39
Band 100	17,105	12,017	1.42
Band 75	—	—	1.45
Band 50	1,289,012	868,995	1.48
Band 25	—	—	1.51
Band 0	336,991	216,644	1.56
Total	$4,107,991	2,865,387

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$128,762
Mortality & expense charges	(33,964)
Net investment income (loss)	94,798

Gain (loss) on investments:
Net realized gain (loss)	51,253
Realized gain distributions	47,626
Net change in unrealized appreciation (depreciation)	12,229
Net gain (loss)	111,108

Increase (decrease) in net assets from operations	$205,906

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$94,798	$92,586
Net realized gain (loss)	51,253	35,853
Realized gain distributions	47,626	43,364
Net change in unrealized appreciation (depreciation)	12,229	(6,796)

Increase (decrease) in net assets from operations	205,906	165,007

Contract owner transactions:
Proceeds from units sold	1,556,176	1,112,179
Cost of units redeemed	(962,400)	(628,817)
Account charges	(810)	(1,462)
Increase (decrease)	592,966	481,900
Net increase (decrease)	798,872	646,907
Net assets, beginning	3,309,119	2,662,212
Net assets, ending	$4,107,991	$3,309,119

Units sold	1,127,174	870,179
Units redeemed	(729,703)	(504,196)
Net increase (decrease)	397,471	365,983
Units outstanding, beginning	2,467,916	2,101,933
Units outstanding, ending	2,865,387	2,467,916

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$(104,205)
Cost of units redeemed/account charges	3,523,288
Net investment income (loss)	466,807
Net realized gain (loss)	73,479
Realized gain distributions	106,010
Net change in unrealized appreciation (depreciation)	42,612
$4,107,991

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	1,768	$2,465	1.25%	5.7%
12/31/2010	1.32	1,746	2,303	1.25%	5.6%
12/31/2009	1.25	1,480	1,848	1.25%	13.7%
12/31/2008	1.10	948	1,042	1.25%	-2.5%
12/31/2007	1.13	899	1,012	1.25%	4.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	12	$17	1.00%	6.0%
12/31/2010	1.34	14	19	1.00%	5.9%
12/31/2009	1.27	12	15	1.00%	14.0%
12/31/2008	1.11	5	5	1.00%	-2.2%
12/31/2007	1.14	2	3	1.00%	5.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	0	$0	0.75%	6.2%
12/31/2010	1.37	0	0	0.75%	6.1%
12/31/2009	1.29	0	0	0.75%	14.3%
12/31/2008	1.13	0	0	0.75%	-2.0%
12/31/2007	1.15	0	0	0.75%	5.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.48	869	$1,289	0.50%	6.5%
12/31/2010	1.39	688	959	0.50%	6.4%
12/31/2009	1.31	610	799	0.50%	14.6%
12/31/2008	1.14	535	612	0.50%	-1.7%
12/31/2007	1.16	362	421	0.50%	5.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.51	0	$0	0.25%	6.8%
12/31/2010	1.42	0	0	0.25%	6.7%
12/31/2009	1.33	0	0	0.25%	14.9%
12/31/2008	1.16	0	0	0.25%	-1.5%
12/31/2007	1.18	0	0	0.25%	5.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.56	217	$337	0.00%	7.0%
12/31/2010	1.45	20	29	0.00%	6.9%
12/31/2009	1.36	0	0	0.00%	15.2%
12/31/2008	1.18	0	0	0.00%	-1.3%
12/31/2007	1.20	0	0	0.00%	6.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.5%
2010	4.1%
2009	5.4%
2008	5.6%
2007	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

OneAmerica Investment Grade Bond Portfolio - O Class - 682444880

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$23,542,470	$22,789,842	2,045,383
Receivables: investments sold	165,571
Payables: investments purchased	—
Net assets	$23,708,041

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$23,113,745	7,163,965	$3.23
Band 100	—	—	3.29
Band 75	—	—	3.36
Band 50	—	—	3.43
Band 25	—	—	3.50
Band 0	594,296	337,671	1.76
Total	$23,708,041	7,501,636

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$804,738
Mortality & expense charges	(278,763)
Net investment income (loss)	525,975

Gain (loss) on investments:
Net realized gain (loss)	254,132
Realized gain distributions	273,846
Net change in unrealized appreciation (depreciation)	290,419
Net gain (loss)	818,397

Increase (decrease) in net assets from operations	$1,344,372

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$525,975	$631,689
Net realized gain (loss)	254,132	126,231
Realized gain distributions	273,846	295,758
Net change in unrealized appreciation (depreciation)	290,419	162,514

Increase (decrease) in net assets from operations	1,344,372	1,216,192

Contract owner transactions:
Proceeds from units sold	5,852,586	7,142,351
Cost of units redeemed	(6,046,538)	(5,041,197)
Account charges	(8,051)	(9,042)
Increase (decrease)	(202,003)	2,092,112
Net increase (decrease)	1,142,369	3,308,304
Net assets, beginning	22,565,672	19,257,368
Net assets, ending	$23,708,041	$22,565,672

Units sold	2,116,305	2,857,679
Units redeemed	(2,152,068)	(2,024,243)
Net increase (decrease)	(35,763)	833,436
Units outstanding, beginning	7,537,399	6,703,963
Units outstanding, ending	7,501,636	7,537,399

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$231,606,999
Cost of units redeemed/account charges	(221,705,864)
Net investment income (loss)	11,823,514
Net realized gain (loss)	523,224
Realized gain distributions	707,540
Net change in unrealized appreciation (depreciation)	752,628
$23,708,041

* Date of Fund Inception into Variable Account: 4/12/1990

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.23	7,164	$23,114	1.25%	6.0%
12/31/2010	3.04	7,273	22,132	1.25%	5.9%
12/31/2009	2.87	6,704	19,257	1.25%	14.1%
12/31/2008	2.52	7,245	18,245	1.25%	-2.2%
12/31/2007	2.57	7,662	19,728	1.25%	5.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.29	0	$0	1.00%	6.3%
12/31/2010	3.10	0	0	1.00%	6.2%
12/31/2009	2.92	0	0	1.00%	14.3%
12/31/2008	2.55	0	0	1.00%	-1.9%
12/31/2007	2.60	0	0	1.00%	5.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.36	0	$0	0.75%	6.6%
12/31/2010	3.16	0	0	0.75%	6.5%
12/31/2009	2.96	0	0	0.75%	14.6%
12/31/2008	2.59	0	0	0.75%	-1.7%
12/31/2007	2.63	0	0	0.75%	5.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.43	0	$0	0.50%	6.8%
12/31/2010	3.21	0	0	0.50%	6.7%
12/31/2009	3.01	0	0	0.50%	14.9%
12/31/2008	2.62	0	0	0.50%	-1.4%
12/31/2007	2.66	0	0	0.50%	5.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.50	0	$0	0.25%	7.1%
12/31/2010	3.27	0	0	0.25%	7.0%
12/31/2009	3.06	0	0	0.25%	15.2%
12/31/2008	2.65	0	0	0.25%	-1.2%
12/31/2007	2.69	0	0	0.25%	6.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.76	338	$594	0.00%	7.4%
12/31/2010	1.64	264	433	0.00%	7.3%
12/31/2009	1.53	0	0	0.00%	15.5%
12/31/2008	1.32	0	0	0.00%	-1.0%
12/31/2007	1.34	0	0	0.00%	6.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.5%
2010	4.3%
2009	4.9%
2008	5.2%
2007	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

OneAmerica Money Market Portfolio - Advisor Class - 682444104

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$5,675,633	$5,675,633	5,704,320
Receivables: investments sold	28,687
Payables: investments purchased	—
Net assets	$5,704,320

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$5,344,859	5,202,807	$1.03
Band 100	118,275	112,785	1.05
Band 75	—	—	1.07
Band 50	166,128	152,014	1.09
Band 25	—	—	1.12
Band 0	75,058	65,497	1.15
Total	$5,704,320	5,533,103

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(71,750)
Net investment income (loss)	(71,750)

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	1
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	1

Increase (decrease) in net assets from operations	$(71,749)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(71,750)	$(71,901)
Net realized gain (loss)	—	—
Realized gain distributions	1	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	(71,749)	(71,901)

Contract owner transactions:
Proceeds from units sold	4,565,855	3,262,297
Cost of units redeemed	(4,930,814)	(2,845,521)
Account charges	(3,945)	(3,268)
Increase (decrease)	(368,904)	413,508
Net increase (decrease)	(440,653)	341,607
Net assets, beginning	6,144,973	5,803,366
Net assets, ending	$5,704,320	$6,144,973

Units sold	5,318,848	3,293,021
Units redeemed	(5,680,921)	(2,900,500)
Net increase (decrease)	(362,073)	392,521
Units outstanding, beginning	5,895,176	5,502,655
Units outstanding, ending	5,533,103	5,895,176

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$36,931,126
Cost of units redeemed/account charges	(31,163,601)
Net investment income (loss)	(63,206)
Net realized gain (loss)	—
Realized gain distributions	1
Net change in unrealized appreciation (depreciation)	—
$5,704,320

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	5,203	$5,345	1.25%	-1.2%
12/31/2010	1.04	5,653	5,881	1.25%	-1.2%
12/31/2009	1.05	5,342	5,626	1.25%	-1.2%
12/31/2008	1.07	6,190	6,599	1.25%	0.6%
12/31/2007	1.06	3,020	3,201	1.25%	3.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	113	$118	1.00%	-1.0%
12/31/2010	1.06	75	79	1.00%	-1.0%
12/31/2009	1.07	31	33	1.00%	-1.0%
12/31/2008	1.08	7	8	1.00%	0.8%
12/31/2007	1.07	15	16	1.00%	3.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.75%	-0.7%
12/31/2010	1.08	0	0	0.75%	-0.7%
12/31/2009	1.09	0	0	0.75%	-0.7%
12/31/2008	1.09	0	0	0.75%	1.1%
12/31/2007	1.08	0	0	0.75%	3.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	152	$166	0.50%	-0.5%
12/31/2010	1.10	127	140	0.50%	-0.5%
12/31/2009	1.10	110	122	0.50%	-0.5%
12/31/2008	1.11	174	193	0.50%	1.3%
12/31/2007	1.09	430	470	0.50%	4.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	0.25%	-0.3%
12/31/2010	1.12	0	0	0.25%	-0.2%
12/31/2009	1.12	0	0	0.25%	-0.2%
12/31/2008	1.12	0	0	0.25%	1.6%
12/31/2007	1.11	0	0	0.25%	4.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	65	$75	0.00%	0.0%
12/31/2010	1.15	39	45	0.00%	0.0%
12/31/2009	1.15	20	22	0.00%	0.0%
12/31/2008	1.15	0	0	0.00%	1.8%
12/31/2007	1.12	0	0	0.00%	4.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	2.1%
2007	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

OneAmerica Money Market Portfolio - O Class - 682444807

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$28,939,689	$28,939,579	29,016,281
Receivables: investments sold	76,592
Payables: investments purchased	—
Net assets	$29,016,281

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$29,005,185	19,007,766	$1.53
Band 100	—	—	1.56
Band 75	—	—	1.59
Band 50	—	—	1.62
Band 25	—	—	1.66
Band 0	11,096	9,382	1.18
Total	$29,016,281	19,017,148

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$7
Mortality & expense charges	(355,791)
Net investment income (loss)	(355,784)

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	9
Net change in unrealized appreciation (depreciation)	110
Net gain (loss)	119

Increase (decrease) in net assets from operations	$(355,665)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(355,784)	$(368,480)
Net realized gain (loss)	—	—
Realized gain distributions	9	—
Net change in unrealized appreciation (depreciation)	110	—

Increase (decrease) in net assets from operations	(355,665)	(368,480)

Contract owner transactions:
Proceeds from units sold	13,812,876	10,368,875
Cost of units redeemed	(13,115,751)	(11,428,063)
Account charges	(11,491)	(10,760)
Increase (decrease)	685,634	(1,069,948)
Net increase (decrease)	329,969	(1,438,428)
Net assets, beginning	28,686,312	30,124,740
Net assets, ending	$29,016,281	$28,686,312

Units sold	9,721,502	7,320,967
Units redeemed	(9,270,152)	(8,011,427)
Net increase (decrease)	451,350	(690,460)
Units outstanding, beginning	18,565,798	19,256,258
Units outstanding, ending	19,017,148	18,565,798

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$903,412,235
Cost of units redeemed/account charges	(878,647,458)
Net investment income (loss)	4,251,385
Net realized gain (loss)	—
Realized gain distributions	9
Net change in unrealized appreciation (depreciation)	110
$29,016,281

* Date of Fund Inception into Variable Account: 4/12/1990

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.53	19,008	$29,005	1.25%	-1.2%
12/31/2010	1.55	18,566	28,686	1.25%	-1.2%
12/31/2009	1.56	19,256	30,125	1.25%	-1.1%
12/31/2008	1.58	22,253	35,217	1.25%	0.9%
12/31/2007	1.57	20,300	31,846	1.25%	3.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.56	0	$0	1.00%	-1.0%
12/31/2010	1.57	0	0	1.00%	-1.0%
12/31/2009	1.59	0	0	1.00%	-0.9%
12/31/2008	1.60	0	0	1.00%	1.1%
12/31/2007	1.59	0	0	1.00%	3.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.59	0	$0	0.75%	-0.7%
12/31/2010	1.60	0	0	0.75%	-0.7%
12/31/2009	1.61	0	0	0.75%	-0.7%
12/31/2008	1.62	0	0	0.75%	1.4%
12/31/2007	1.60	0	0	0.75%	4.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.62	0	$0	0.50%	-0.5%
12/31/2010	1.63	0	0	0.50%	-0.5%
12/31/2009	1.64	0	0	0.50%	-0.4%
12/31/2008	1.65	0	0	0.50%	1.6%
12/31/2007	1.62	0	0	0.50%	4.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.66	0	$0	0.25%	-0.2%
12/31/2010	1.66	0	0	0.25%	-0.2%
12/31/2009	1.67	0	0	0.25%	-0.2%
12/31/2008	1.67	0	0	0.25%	1.9%
12/31/2007	1.64	0	0	0.25%	4.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	9	$11	0.00%	0.0%
12/31/2010	1.18	0	0	0.00%	0.0%
12/31/2009	1.18	0	0	0.00%	0.1%
12/31/2008	1.18	0	0	0.00%	2.2%
12/31/2007	1.16	0	0	0.00%	4.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.1%
2008	2.1%
2007	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

OneAmerica Socially Responsive Portfolio - Advisor Class - 682444609

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$658,181	$598,112	74,564
Receivables: investments sold	—
Payables: investments purchased	(1,192)
Net assets	$656,989

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$491,887	570,709	$0.86
Band 100	6,704	7,667	0.87
Band 75	—	—	0.89
Band 50	—	—	0.90
Band 25	—	—	0.91
Band 0	158,398	171,028	0.93
Total	$656,989	749,404

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$3,595
Mortality & expense charges	(7,074)
Net investment income (loss)	(3,479)

Gain (loss) on investments:
Net realized gain (loss)	(31,649)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(2,949)
Net gain (loss)	(34,598)

Increase (decrease) in net assets from operations	$(38,077)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,479)	$(7)
Net realized gain (loss)	(31,649)	(9,087)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(2,949)	76,061

Increase (decrease) in net assets from operations	(38,077)	66,967

Contract owner transactions:
Proceeds from units sold	57,382	164,333
Cost of units redeemed	(114,064)	(62,500)
Account charges	(502)	(499)
Increase (decrease)	(57,184)	101,334
Net increase (decrease)	(95,261)	168,301
Net assets, beginning	752,250	583,949
Net assets, ending	$656,989	$752,250

Units sold	151,064	198,799
Units redeemed	(217,535)	(77,119)
Net increase (decrease)	(66,471)	121,680
Units outstanding, beginning	815,875	694,195
Units outstanding, ending	749,404	815,875

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,345,153
Cost of units redeemed/account charges	(692,294)
Net investment income (loss)	1,948
Net realized gain (loss)	(60,684)
Realized gain distributions	2,797
Net change in unrealized appreciation (depreciation)	60,069
$656,989

* Date of Fund Inception into Variable Account: 3/31/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	571	$492	1.25%	-5.0%
12/31/2010	0.91	590	535	1.25%	9.5%
12/31/2009	0.83	462	382	1.25%	29.0%
12/31/2008	0.64	92	59	1.25%	-37.8%
12/31/2007	1.03	40	41	1.25%	1.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.87	8	$7	1.00%	-4.7%
12/31/2010	0.92	6	5	1.00%	9.8%
12/31/2009	0.84	4	4	1.00%	29.3%
12/31/2008	0.65	3	2	1.00%	-37.7%
12/31/2007	1.04	1	1	1.00%	2.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.89	0	$0	0.75%	-4.5%
12/31/2010	0.93	0	0	0.75%	10.1%
12/31/2009	0.84	0	0	0.75%	29.6%
12/31/2008	0.65	0	0	0.75%	-37.5%
12/31/2007	1.04	0	0	0.75%	2.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	0	$0	0.50%	-4.3%
12/31/2010	0.94	0	0	0.50%	10.4%
12/31/2009	0.85	0	0	0.50%	30.0%
12/31/2008	0.66	0	0	0.50%	-37.4%
12/31/2007	1.05	0	0	0.50%	2.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	0	$0	0.25%	-4.0%
12/31/2010	0.95	0	0	0.25%	10.6%
12/31/2009	0.86	0	0	0.25%	30.3%
12/31/2008	0.66	0	0	0.25%	-37.2%
12/31/2007	1.05	0	0	0.25%	2.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	171	$158	0.00%	-3.8%
12/31/2010	0.96	220	212	0.00%	10.9%
12/31/2009	0.87	228	198	0.00%	30.6%
12/31/2008	0.66	234	155	0.00%	-37.1%
12/31/2007	1.06	310	327	0.00%	3.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.5%
2010	0.8%
2009	0.8%
2008	1.1%
2007	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

OneAmerica Socially Responsive Portfolio - O Class - 682444500

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$400,571	$401,104	45,423
Receivables: investments sold	—
Payables: investments purchased	(297)
Net assets	$400,274

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$400,274	456,376	$0.88
Band 100	—	—	0.89
Band 75	—	—	0.90
Band 50	—	—	0.92
Band 25	—	—	0.93
Band 0	—	—	0.94
Total	$400,274	456,376

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$3,455
Mortality & expense charges	(5,442)
Net investment income (loss)	(1,987)

Gain (loss) on investments:
Net realized gain (loss)	37,870
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(75,441)
Net gain (loss)	(37,571)

Increase (decrease) in net assets from operations	$(39,558)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,987)	$42
Net realized gain (loss)	37,870	(60,314)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(75,441)	85,804

Increase (decrease) in net assets from operations	(39,558)	25,532

Contract owner transactions:
Proceeds from units sold	132,650	244,641
Cost of units redeemed	(215,175)	(184,406)
Account charges	(262)	(501)
Increase (decrease)	(82,787)	59,734
Net increase (decrease)	(122,345)	85,266
Net assets, beginning	522,619	437,353
Net assets, ending	$400,274	$522,619

Units sold	140,540	285,691
Units redeemed	(245,739)	(241,916)
Net increase (decrease)	(105,199)	43,775
Units outstanding, beginning	561,575	517,800
Units outstanding, ending	456,376	561,575

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,337,791
Cost of units redeemed/account charges	(864,132)
Net investment income (loss)	(1,770)
Net realized gain (loss)	(78,090)
Realized gain distributions	7,008
Net change in unrealized appreciation (depreciation)	(533)
$400,274

* Date of Fund Inception into Variable Account: 3/31/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.88	456	$400	1.25%	-4.7%
12/31/2010	0.92	431	397	1.25%	9.8%
12/31/2009	0.84	410	343	1.25%	29.3%
12/31/2008	0.65	323	210	1.25%	-37.6%
12/31/2007	1.04	935	971	1.25%	2.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.89	0	$0	1.00%	-4.5%
12/31/2010	0.93	0	0	1.00%	10.1%
12/31/2009	0.85	0	0	1.00%	29.6%
12/31/2008	0.65	0	0	1.00%	-37.4%
12/31/2007	1.04	0	0	1.00%	2.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	0	$0	0.75%	-4.2%
12/31/2010	0.94	0	0	0.75%	10.4%
12/31/2009	0.85	0	0	0.75%	30.0%
12/31/2008	0.66	0	0	0.75%	-37.3%
12/31/2007	1.05	0	0	0.75%	2.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.50%	-4.0%
12/31/2010	0.95	0	0	0.50%	10.6%
12/31/2009	0.86	0	0	0.50%	30.3%
12/31/2008	0.66	0	0	0.50%	-37.1%
12/31/2007	1.05	0	0	0.50%	2.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.25%	-3.7%
12/31/2010	0.97	130	126	0.25%	10.9%
12/31/2009	0.87	108	94	0.25%	30.6%
12/31/2008	0.67	51	34	0.25%	-37.4%
12/31/2007	1.06	0	0	0.25%	3.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.00%	-3.5%
12/31/2010	0.98	0	0	0.00%	11.2%
12/31/2009	0.88	0	0	0.00%	30.9%
12/31/2008	0.67	0	0	0.00%	-36.8%
12/31/2007	1.06	0	0	0.00%	3.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.7%
2010	1.1%
2009	1.0%
2008	0.7%
2007	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

OneAmerica Value Portfolio - Advisor Class - 682444302

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$6,998,618	$6,926,966	361,072
Receivables: investments sold	19,540
Payables: investments purchased	—
Net assets	$7,018,158

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$5,284,897	3,114,402	$1.70
Band 100	222,125	128,224	1.73
Band 75	—	—	1.77
Band 50	1,214,298	672,651	1.81
Band 25	—	—	1.84
Band 0	296,838	156,802	1.89
Total	$7,018,158	4,072,079

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$88,758
Mortality & expense charges	(78,202)
Net investment income (loss)	10,556

Gain (loss) on investments:
Net realized gain (loss)	(373,119)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	81,880
Net gain (loss)	(291,239)

Increase (decrease) in net assets from operations	$(280,683)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,556	$16,218
Net realized gain (loss)	(373,119)	(438,905)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	81,880	1,174,098

Increase (decrease) in net assets from operations	(280,683)	751,411

Contract owner transactions:
Proceeds from units sold	1,569,981	2,036,132
Cost of units redeemed	(1,450,487)	(1,258,600)
Account charges	(1,804)	(2,855)
Increase (decrease)	117,690	774,677
Net increase (decrease)	(162,993)	1,526,088
Net assets, beginning	7,181,151	5,655,063
Net assets, ending	$7,018,158	$7,181,151

Units sold	913,099	1,304,243
Units redeemed	(856,559)	(840,929)
Net increase (decrease)	56,540	463,314
Units outstanding, beginning	4,015,539	3,552,225
Units outstanding, ending	4,072,079	4,015,539

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$11,844,883
Cost of units redeemed/account charges	(4,589,221)
Net investment income (loss)	147,079
Net realized gain (loss)	(1,528,532)
Realized gain distributions	1,072,297
Net change in unrealized appreciation (depreciation)	71,652
$7,018,158

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.70	3,114	$5,285	1.25%	-3.9%
12/31/2010	1.76	3,109	5,488	1.25%	11.8%
12/31/2009	1.58	3,013	4,758	1.25%	28.3%
12/31/2008	1.23	2,516	3,095	1.25%	-37.9%
12/31/2007	1.98	2,707	5,364	1.25%	2.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.73	128	$222	1.00%	-3.6%
12/31/2010	1.80	116	208	1.00%	12.1%
12/31/2009	1.60	6	10	1.00%	28.6%
12/31/2008	1.25	4	5	1.00%	-37.8%
12/31/2007	2.00	1	2	1.00%	2.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.77	0	$0	0.75%	-3.4%
12/31/2010	1.83	0	0	0.75%	12.3%
12/31/2009	1.63	0	0	0.75%	29.0%
12/31/2008	1.26	0	0	0.75%	-37.6%
12/31/2007	2.02	0	0	0.75%	2.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.81	673	$1,214	0.50%	-3.1%
12/31/2010	1.86	640	1,193	0.50%	12.6%
12/31/2009	1.65	436	722	0.50%	29.3%
12/31/2008	1.28	383	491	0.50%	-37.4%
12/31/2007	2.05	435	890	0.50%	2.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.84	0	$0	0.25%	-2.9%
12/31/2010	1.90	0	0	0.25%	12.9%
12/31/2009	1.68	0	0	0.25%	29.6%
12/31/2008	1.30	0	0	0.25%	-37.3%
12/31/2007	2.07	0	0	0.25%	3.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.89	157	$297	0.00%	-2.6%
12/31/2010	1.94	151	293	0.00%	13.2%
12/31/2009	1.72	96	165	0.00%	29.9%
12/31/2008	1.32	78	104	0.00%	-37.1%
12/31/2007	2.10	355	747	0.00%	3.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.3%
2010	1.3%
2009	1.6%
2008	1.9%
2007	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Oppenheimer Developing Markets Fund - A Class - 683974109

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,790,333	$3,176,717	93,241
Receivables: investments sold	—
Payables: investments purchased	(56,493)
Net assets	$2,733,840

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,733,840	2,627,929	$1.04
Band 100	—	—	1.05
Band 75	—	—	1.05
Band 50	—	—	1.06
Band 25	—	—	1.06
Band 0	—	—	1.07
Total	$2,733,840	2,627,929

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$50,503
Mortality & expense charges	(22,265)
Net investment income (loss)	28,238

Gain (loss) on investments:
Net realized gain (loss)	15,740
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(454,956)
Net gain (loss)	(439,216)

Increase (decrease) in net assets from operations	$(410,978)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$28,238	$(1,374)
Net realized gain (loss)	15,740	(1,301)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(454,956)	68,572

Increase (decrease) in net assets from operations	(410,978)	65,897

Contract owner transactions:
Proceeds from units sold	4,086,998	777,910
Cost of units redeemed	(1,733,625)	(51,442)
Account charges	(888)	(32)
Increase (decrease)	2,352,485	726,436
Net increase (decrease)	1,941,507	792,333
Net assets, beginning	792,333	—
Net assets, ending	$2,733,840	$792,333

Units sold	3,527,087	664,276
Units redeemed	(1,515,214)	(48,220)
Net increase (decrease)	2,011,873	616,056
Units outstanding, beginning	616,056	—
Units outstanding, ending	2,627,929	616,056

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$4,864,908
Cost of units redeemed/account charges	(1,785,987)
Net investment income (loss)	26,864
Net realized gain (loss)	14,439
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(386,384)
$2,733,840

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	2,628	$2,734	1.25%	-19.1%
12/31/2010	1.29	616	792	1.25%	25.4%
12/31/2009	1.03	0	0	1.25%	2.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	1.00%	-18.9%
12/31/2010	1.29	0	0	1.00%	25.7%
12/31/2009	1.03	0	0	1.00%	2.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.75%	-18.7%
12/31/2010	1.29	0	0	0.75%	26.0%
12/31/2009	1.03	0	0	0.75%	2.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.50%	-18.5%
12/31/2010	1.30	0	0	0.50%	26.4%
12/31/2009	1.03	0	0	0.50%	2.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.25%	-18.3%
12/31/2010	1.30	0	0	0.25%	26.7%
12/31/2009	1.03	0	0	0.25%	2.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.00%	-18.1%
12/31/2010	1.30	0	0	0.00%	27.0%
12/31/2009	1.03	0	0	0.00%	2.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.9%
2010	0.2%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Oppenheimer Developing Markets Fund - N Class - 683974406

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$11,096,493	$10,425,544	398,077
Receivables: investments sold	189,012
Payables: investments purchased	—
Net assets	$11,285,505

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$10,648,982	5,229,677	$2.04
Band 100	—	—	2.07
Band 75	—	—	2.10
Band 50	7,305	3,414	2.14
Band 25	—	—	2.18
Band 0	629,218	284,486	2.21
Total	$11,285,505	5,517,577

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$175,160
Mortality & expense charges	(145,447)
Net investment income (loss)	29,713

Gain (loss) on investments:
Net realized gain (loss)	288,052
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(2,940,539)
Net gain (loss)	(2,652,487)

Increase (decrease) in net assets from operations	$(2,622,774)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$29,713	$(125,749)
Net realized gain (loss)	288,052	(798,800)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(2,940,539)	3,418,479

Increase (decrease) in net assets from operations	(2,622,774)	2,493,930

Contract owner transactions:
Proceeds from units sold	4,789,364	4,682,564
Cost of units redeemed	(4,054,318)	(2,474,841)
Account charges	(5,221)	(4,684)
Increase (decrease)	729,825	2,203,039
Net increase (decrease)	(1,892,949)	4,696,969
Net assets, beginning	13,178,454	8,481,485
Net assets, ending	$11,285,505	$13,178,454

Units sold	2,134,716	2,200,721
Units redeemed	(1,821,268)	(1,187,878)
Net increase (decrease)	313,448	1,012,843
Units outstanding, beginning	5,204,129	4,191,286
Units outstanding, ending	5,517,577	5,204,129

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$21,710,775
Cost of units redeemed/account charges	(11,892,084)
Net investment income (loss)	(174,515)
Net realized gain (loss)	(1,127,619)
Realized gain distributions	2,097,999
Net change in unrealized appreciation (depreciation)	670,949
$11,285,505

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.04	5,230	$10,649	1.25%	-19.4%
12/31/2010	2.53	5,062	12,792	1.25%	24.9%
12/31/2009	2.02	4,180	8,458	1.25%	78.9%
12/31/2008	1.13	2,856	3,230	1.25%	-48.9%
12/31/2007	2.21	2,745	6,071	1.25%	31.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.07	0	$0	1.00%	-19.2%
12/31/2010	2.56	0	0	1.00%	25.2%
12/31/2009	2.05	0	0	1.00%	79.4%
12/31/2008	1.14	0	0	1.00%	-48.7%
12/31/2007	2.23	0	0	1.00%	31.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.10	0	$0	0.75%	-19.0%
12/31/2010	2.60	0	0	0.75%	25.5%
12/31/2009	2.07	0	0	0.75%	79.8%
12/31/2008	1.15	0	0	0.75%	-48.6%
12/31/2007	2.24	0	0	0.75%	32.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.14	3	$7	0.50%	-18.8%
12/31/2010	2.64	1	3	0.50%	25.8%
12/31/2009	2.09	0	0	0.50%	80.3%
12/31/2008	1.16	0	0	0.50%	-48.5%
12/31/2007	2.26	0	0	0.50%	32.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.18	0	$0	0.25%	-18.6%
12/31/2010	2.67	0	0	0.25%	26.2%
12/31/2009	2.12	0	0	0.25%	80.7%
12/31/2008	1.17	0	0	0.25%	-48.4%
12/31/2007	2.27	0	0	0.25%	32.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.21	284	$629	0.00%	-18.4%
12/31/2010	2.71	142	384	0.00%	26.5%
12/31/2009	2.14	11	23	0.00%	81.2%
12/31/2008	1.18	0	0	0.00%	-48.2%
12/31/2007	2.29	0	0	0.00%	33.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	0.0%
2009	0.5%
2008	1.2%
2007	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Oppenheimer Global Fund - N Class - 683924500

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,183,670	$2,191,004	40,765
Receivables: investments sold	12,378
Payables: investments purchased	—
Net assets	$2,196,048

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$549,160	483,424	$1.14
Band 100	—	—	1.15
Band 75	—	—	1.17
Band 50	1,034,000	866,176	1.19
Band 25	—	—	1.21
Band 0	612,888	496,700	1.23
Total	$2,196,048	1,846,300

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$33,576
Mortality & expense charges	(11,471)
Net investment income (loss)	22,105

Gain (loss) on investments:
Net realized gain (loss)	(115,661)
Realized gain distributions	623
Net change in unrealized appreciation (depreciation)	(157,325)
Net gain (loss)	(272,363)

Increase (decrease) in net assets from operations	$(250,258)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$22,105	$1,987
Net realized gain (loss)	(115,661)	(48,419)
Realized gain distributions	623	13,728
Net change in unrealized appreciation (depreciation)	(157,325)	269,950

Increase (decrease) in net assets from operations	(250,258)	237,246

Contract owner transactions:
Proceeds from units sold	862,286	446,744
Cost of units redeemed	(382,646)	(174,202)
Account charges	(1,085)	(1,188)
Increase (decrease)	478,555	271,354
Net increase (decrease)	228,297	508,600
Net assets, beginning	1,967,751	1,459,151
Net assets, ending	$2,196,048	$1,967,751

Units sold	933,106	376,199
Units redeemed	(576,024)	(152,806)
Net increase (decrease)	357,082	223,393
Units outstanding, beginning	1,489,218	1,265,825
Units outstanding, ending	1,846,300	1,489,218

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$4,401,808
Cost of units redeemed/account charges	(2,176,290)
Net investment income (loss)	26,139
Net realized gain (loss)	(281,516)
Realized gain distributions	233,241
Net change in unrealized appreciation (depreciation)	(7,334)
$2,196,048

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	483	$549	1.25%	-10.1%
12/31/2010	1.26	306	386	1.25%	13.8%
12/31/2009	1.11	263	292	1.25%	37.2%
12/31/2008	0.81	169	136	1.25%	-42.0%
12/31/2007	1.39	494	688	1.25%	4.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	1.00%	-9.9%
12/31/2010	1.28	0	0	1.00%	14.1%
12/31/2009	1.12	0	0	1.00%	37.6%
12/31/2008	0.82	0	0	1.00%	-41.8%
12/31/2007	1.40	0	0	1.00%	4.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	0.75%	-9.7%
12/31/2010	1.30	0	0	0.75%	14.4%
12/31/2009	1.14	0	0	0.75%	37.9%
12/31/2008	0.82	0	0	0.75%	-41.7%
12/31/2007	1.41	0	0	0.75%	4.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	866	$1,034	0.50%	-9.4%
12/31/2010	1.32	616	812	0.50%	14.7%
12/31/2009	1.15	477	549	0.50%	38.3%
12/31/2008	0.83	414	344	0.50%	-41.5%
12/31/2007	1.42	338	481	0.50%	5.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	0.25%	-9.2%
12/31/2010	1.34	0	0	0.25%	14.9%
12/31/2009	1.16	0	0	0.25%	38.6%
12/31/2008	0.84	0	0	0.25%	-41.4%
12/31/2007	1.43	0	0	0.25%	5.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.23	497	$613	0.00%	-9.0%
12/31/2010	1.36	567	769	0.00%	15.2%
12/31/2009	1.18	526	619	0.00%	39.0%
12/31/2008	0.85	406	343	0.00%	-41.2%
12/31/2007	1.44	342	493	0.00%	5.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.6%
2010	0.5%
2009	0.4%
2008	1.0%
2007	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Oppenheimer Global Opportunities - A Class - 683943104

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$41,054	$39,682	1,526
Receivables: investments sold	—
Payables: investments purchased	(108)
Net assets	$40,946

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$40,946	44,232	$0.93
Band 100	—	—	0.93
Band 75	—	—	0.93
Band 50	—	—	0.93
Band 25	—	—	0.94
Band 0	—	—	0.94
Total	$40,946	44,232

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$228
Mortality & expense charges	(132)
Net investment income (loss)	96

Gain (loss) on investments:
Net realized gain (loss)	82
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	1,372
Net gain (loss)	1,454

Increase (decrease) in net assets from operations	$1,550

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$96	$—
Net realized gain (loss)	82	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	1,372	—

Increase (decrease) in net assets from operations	1,550	—

Contract owner transactions:
Proceeds from units sold	87,050	—
Cost of units redeemed	(47,523)	—
Account charges	(131)	—
Increase (decrease)	39,396	—
Net increase (decrease)	40,946	—
Net assets, beginning	—	—
Net assets, ending	$40,946	$—

Units sold	95,111	—
Units redeemed	(50,879)	—
Net increase (decrease)	44,232	—
Units outstanding, beginning	—	—
Units outstanding, ending	44,232	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$87,050
Cost of units redeemed/account charges	(47,654)
Net investment income (loss)	96
Net realized gain (loss)	82
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	1,372
$40,946

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	44	$41	1.25%	-10.4%
12/31/2010	1.03	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	1.00%	-10.1%
12/31/2010	1.03	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.75%	-9.9%
12/31/2010	1.03	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.50%	-9.7%
12/31/2010	1.03	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.25%	-9.5%
12/31/2010	1.03	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.00%	-9.2%
12/31/2010	1.04	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.1%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Oppenheimer Global Opportunities - N Class - 683943500

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$27,220	$27,609	1,037
Receivables: investments sold	—
Payables: investments purchased	(99)
Net assets	$27,121

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$27,121	29,409	$0.92
Band 100	—	—	0.92
Band 75	—	—	0.93
Band 50	—	—	0.93
Band 25	—	—	0.93
Band 0	—	—	0.94
Total	$27,121	29,409

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$33
Mortality & expense charges	(66)
Net investment income (loss)	(33)

Gain (loss) on investments:
Net realized gain (loss)	(49)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(389)
Net gain (loss)	(438)

Increase (decrease) in net assets from operations	$(471)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(33)	$—
Net realized gain (loss)	(49)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(389)	—

Increase (decrease) in net assets from operations	(471)	—

Contract owner transactions:
Proceeds from units sold	28,871	—
Cost of units redeemed	(1,279)	—
Account charges	—	—
Increase (decrease)	27,592	—
Net increase (decrease)	27,121	—
Net assets, beginning	—	—
Net assets, ending	$27,121	$—

Units sold	30,857	—
Units redeemed	(1,448)	—
Net increase (decrease)	29,409	—
Units outstanding, beginning	—	—
Units outstanding, ending	29,409	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$28,871
Cost of units redeemed/account charges	(1,279)
Net investment income (loss)	(33)
Net realized gain (loss)	(49)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(389)
$27,121

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	29	$27	1.25%	-10.7%
12/31/2010	1.03	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	1.00%	-10.4%
12/31/2010	1.03	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.75%	-10.2%
12/31/2010	1.03	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.50%	-10.0%
12/31/2010	1.03	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.25%	-9.8%
12/31/2010	1.03	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.00%	-9.5%
12/31/2010	1.03	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.2%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Oppenheimer Global Strategic Income Fund - A Class - 68380K102

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$288,730	$305,296	71,094
Receivables: investments sold	624
Payables: investments purchased	—
Net assets	$289,354

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$289,354	247,017	$1.17
Band 100	—	—	1.18
Band 75	—	—	1.20
Band 50	—	—	1.21
Band 25	—	—	1.23
Band 0	—	—	1.24
Total	$289,354	247,017

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$46,792
Mortality & expense charges	(4,662)
Net investment income (loss)	42,130

Gain (loss) on investments:
Net realized gain (loss)	67,141
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(122,079)
Net gain (loss)	(54,938)

Increase (decrease) in net assets from operations	$(12,808)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$42,130	$50,583
Net realized gain (loss)	67,141	25,073
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(122,079)	46,294

Increase (decrease) in net assets from operations	(12,808)	121,950

Contract owner transactions:
Proceeds from units sold	198,713	221,125
Cost of units redeemed	(727,568)	(245,105)
Account charges	(870)	(1,369)
Increase (decrease)	(529,725)	(25,349)
Net increase (decrease)	(542,533)	96,601
Net assets, beginning	831,887	735,286
Net assets, ending	$289,354	$831,887

Units sold	161,775	198,611
Units redeemed	(604,641)	(211,455)
Net increase (decrease)	(442,866)	(12,844)
Units outstanding, beginning	689,883	702,727
Units outstanding, ending	247,017	689,883

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,329,789
Cost of units redeemed/account charges	(1,204,952)
Net investment income (loss)	138,231
Net realized gain (loss)	42,852
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(16,566)
$289,354

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	247	$289	1.25%	-0.4%
12/31/2010	1.18	210	247	1.25%	14.4%
12/31/2009	1.03	215	220	1.25%	20.7%
12/31/2008	0.85	202	172	1.25%	-17.6%
12/31/2007	1.03	0	0	1.25%	3.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	1.00%	-0.1%
12/31/2010	1.19	0	0	1.00%	14.7%
12/31/2009	1.03	0	0	1.00%	21.0%
12/31/2008	0.85	0	0	1.00%	-17.4%
12/31/2007	1.03	0	0	1.00%	3.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.75%	0.1%
12/31/2010	1.20	0	0	0.75%	15.0%
12/31/2009	1.04	0	0	0.75%	21.3%
12/31/2008	0.86	0	0	0.75%	-17.2%
12/31/2007	1.04	0	0	0.75%	3.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	0.50%	0.4%
12/31/2010	1.21	0	0	0.50%	15.3%
12/31/2009	1.05	0	0	0.50%	21.6%
12/31/2008	0.86	0	0	0.50%	-17.0%
12/31/2007	1.04	0	0	0.50%	3.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.23	0	$0	0.25%	0.6%
12/31/2010	1.22	480	585	0.25%	15.6%
12/31/2009	1.05	488	515	0.25%	21.9%
12/31/2008	0.87	296	257	0.25%	-16.8%
12/31/2007	1.04	0	0	0.25%	3.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.24	0	$0	0.00%	0.9%
12/31/2010	1.23	0	0	0.00%	15.9%
12/31/2009	1.06	0	0	0.00%	22.2%
12/31/2008	0.87	0	0	0.00%	-16.6%
12/31/2007	1.04	0	0	0.00%	4.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	8.3%
2010	7.0%
2009	6.5%
2008	5.6%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Oppenheimer Global Strategic Income Fund - N Class - 68380K607

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,963,037	$1,955,666	476,948
Receivables: investments sold	—
Payables: investments purchased	(21,858)
Net assets	$1,941,179

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,882,129	1,638,011	$1.15
Band 100	—	—	1.16
Band 75	—	—	1.18
Band 50	—	—	1.19
Band 25	—	—	1.20
Band 0	59,050	48,517	1.22
Total	$1,941,179	1,686,528

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$105,844
Mortality & expense charges	(22,508)
Net investment income (loss)	83,336

Gain (loss) on investments:
Net realized gain (loss)	34,975
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(141,481)
Net gain (loss)	(106,506)

Increase (decrease) in net assets from operations	$(23,170)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$83,336	$62,287
Net realized gain (loss)	34,975	47,925
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(141,481)	55,976

Increase (decrease) in net assets from operations	(23,170)	166,188

Contract owner transactions:
Proceeds from units sold	633,933	807,193
Cost of units redeemed	(265,271)	(322,461)
Account charges	(547)	(778)
Increase (decrease)	368,115	483,954
Net increase (decrease)	344,945	650,142
Net assets, beginning	1,596,234	946,092
Net assets, ending	$1,941,179	$1,596,234

Units sold	542,224	751,156
Units redeemed	(232,384)	(303,314)
Net increase (decrease)	309,840	447,842
Units outstanding, beginning	1,376,688	928,846
Units outstanding, ending	1,686,528	1,376,688

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,418,529
Cost of units redeemed/account charges	(724,136)
Net investment income (loss)	177,540
Net realized gain (loss)	61,875
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	7,371
$1,941,179

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	1,638	$1,882	1.25%	-0.8%
12/31/2010	1.16	1,343	1,555	1.25%	13.9%
12/31/2009	1.02	871	885	1.25%	19.8%
12/31/2008	0.85	164	140	1.25%	-17.7%
12/31/2007	1.03	0	0	1.25%	3.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	1.00%	-0.5%
12/31/2010	1.17	0	0	1.00%	14.2%
12/31/2009	1.02	0	0	1.00%	20.1%
12/31/2008	0.85	0	0	1.00%	-17.5%
12/31/2007	1.03	0	0	1.00%	3.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	0.75%	-0.3%
12/31/2010	1.18	0	0	0.75%	14.5%
12/31/2009	1.03	0	0	0.75%	20.4%
12/31/2008	0.86	0	0	0.75%	-17.3%
12/31/2007	1.03	0	0	0.75%	3.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.50%	0.0%
12/31/2010	1.19	0	0	0.50%	14.8%
12/31/2009	1.04	0	0	0.50%	20.7%
12/31/2008	0.86	0	0	0.50%	-17.1%
12/31/2007	1.04	0	0	0.50%	3.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.25%	0.2%
12/31/2010	1.20	0	0	0.25%	15.1%
12/31/2009	1.04	0	0	0.25%	21.0%
12/31/2008	0.86	0	0	0.25%	-16.9%
12/31/2007	1.04	0	0	0.25%	3.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	49	$59	0.00%	0.5%
12/31/2010	1.21	34	41	0.00%	15.4%
12/31/2009	1.05	58	61	0.00%	21.3%
12/31/2008	0.87	0	0	0.00%	-16.7%
12/31/2007	1.04	0	0	0.00%	3.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	6.0%
2010	6.1%
2009	6.4%
2008	6.7%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Oppenheimer Gold & Special - A Class - 683910103

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$234,924	$297,235	6,816
Receivables: investments sold	1,481
Payables: investments purchased	—
Net assets	$236,405

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$236,405	201,870	$1.17
Band 100	—	—	1.18
Band 75	—	—	1.18
Band 50	—	—	1.19
Band 25	—	—	1.20
Band 0	—	—	1.20
Total	$236,405	201,870

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$3,959
Mortality & expense charges	(1,992)
Net investment income (loss)	1,967

Gain (loss) on investments:
Net realized gain (loss)	(11,038)
Realized gain distributions	11,206
Net change in unrealized appreciation (depreciation)	(58,747)
Net gain (loss)	(58,579)

Increase (decrease) in net assets from operations	$(56,612)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,967	$3,410
Net realized gain (loss)	(11,038)	747
Realized gain distributions	11,206	765
Net change in unrealized appreciation (depreciation)	(58,747)	(3,564)

Increase (decrease) in net assets from operations	(56,612)	1,358

Contract owner transactions:
Proceeds from units sold	339,644	54,077
Cost of units redeemed	(90,140)	(11,849)
Account charges	(64)	(9)
Increase (decrease)	249,440	42,219
Net increase (decrease)	192,828	43,577
Net assets, beginning	43,577	—
Net assets, ending	$236,405	$43,577

Units sold	238,578	38,191
Units redeemed	(64,016)	(10,883)
Net increase (decrease)	174,562	27,308
Units outstanding, beginning	27,308	—
Units outstanding, ending	201,870	27,308

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$393,721
Cost of units redeemed/account charges	(102,062)
Net investment income (loss)	5,377
Net realized gain (loss)	(10,291)
Realized gain distributions	11,971
Net change in unrealized appreciation (depreciation)	(62,311)
$236,405

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	202	$236	1.25%	-26.6%
12/31/2010	1.60	27	44	1.25%	52.6%
12/31/2009	1.05	0	0	1.25%	4.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	1.00%	-26.4%
12/31/2010	1.60	0	0	1.00%	53.0%
12/31/2009	1.05	0	0	1.00%	4.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	0.75%	-26.2%
12/31/2010	1.60	0	0	0.75%	53.3%
12/31/2009	1.05	0	0	0.75%	4.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.50%	-26.1%
12/31/2010	1.61	0	0	0.50%	53.7%
12/31/2009	1.05	0	0	0.50%	4.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.25%	-25.9%
12/31/2010	1.61	0	0	0.25%	54.1%
12/31/2009	1.05	0	0	0.25%	4.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.00%	-25.7%
12/31/2010	1.62	0	0	0.00%	54.5%
12/31/2009	1.05	0	0	0.00%	4.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.8%
2010	15.9%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Oppenheimer Gold & Special - N Class - 683910400

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$636,043	$853,996	19,007
Receivables: investments sold	1,642
Payables: investments purchased	—
Net assets	$637,685

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$635,029	546,050	$1.16
Band 100	2,656	2,272	1.17
Band 75	—	—	1.17
Band 50	—	—	1.18
Band 25	—	—	1.19
Band 0	—	—	1.19
Total	$637,685	548,322

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$10,741
Mortality & expense charges	(10,572)
Net investment income (loss)	169

Gain (loss) on investments:
Net realized gain (loss)	(24,043)
Realized gain distributions	32,563
Net change in unrealized appreciation (depreciation)	(251,095)
Net gain (loss)	(242,575)

Increase (decrease) in net assets from operations	$(242,406)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$169	$62,631
Net realized gain (loss)	(24,043)	20,303
Realized gain distributions	32,563	14,850
Net change in unrealized appreciation (depreciation)	(251,095)	33,142

Increase (decrease) in net assets from operations	(242,406)	130,926

Contract owner transactions:
Proceeds from units sold	692,294	862,857
Cost of units redeemed	(714,848)	(90,851)
Account charges	(228)	(59)
Increase (decrease)	(22,782)	771,947
Net increase (decrease)	(265,188)	902,873
Net assets, beginning	902,873	—
Net assets, ending	$637,685	$902,873

Units sold	482,896	632,486
Units redeemed	(502,501)	(64,559)
Net increase (decrease)	(19,605)	567,927
Units outstanding, beginning	567,927	—
Units outstanding, ending	548,322	567,927

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,555,151
Cost of units redeemed/account charges	(805,986)
Net investment income (loss)	62,800
Net realized gain (loss)	(3,740)
Realized gain distributions	47,413
Net change in unrealized appreciation (depreciation)	(217,953)
$637,685

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	546	$635	1.25%	-26.8%
12/31/2010	1.59	531	843	1.25%	52.0%
12/31/2009	1.05	0	0	1.25%	4.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	2	$3	1.00%	-26.7%
12/31/2010	1.59	37	60	1.00%	52.4%
12/31/2009	1.05	0	0	1.00%	4.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	0.75%	-26.5%
12/31/2010	1.60	0	0	0.75%	52.8%
12/31/2009	1.05	0	0	0.75%	4.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	0.50%	-26.3%
12/31/2010	1.60	0	0	0.50%	53.1%
12/31/2009	1.05	0	0	0.50%	4.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.25%	-26.1%
12/31/2010	1.61	0	0	0.25%	53.5%
12/31/2009	1.05	0	0	0.25%	4.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.00%	-25.9%
12/31/2010	1.61	0	0	0.00%	53.9%
12/31/2009	1.05	0	0	0.00%	4.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	14.5%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Oppenheimer International Bond Fund- A Class - 68380T103

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$865,793	$899,954	150,424
Receivables: investments sold	68,343
Payables: investments purchased	—
Net assets	$934,136

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$934,136	976,340	$0.96
Band 100	—	—	0.96
Band 75	—	—	0.96
Band 50	—	—	0.96
Band 25	—	—	0.96
Band 0	—	—	0.96
Total	$934,136	976,340

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$18,300
Mortality & expense charges	(2,074)
Net investment income (loss)	16,226

Gain (loss) on investments:
Net realized gain (loss)	(3,188)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(34,161)
Net gain (loss)	(37,349)

Increase (decrease) in net assets from operations	$(21,123)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,226	$—
Net realized gain (loss)	(3,188)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(34,161)	—

Increase (decrease) in net assets from operations	(21,123)	—

Contract owner transactions:
Proceeds from units sold	2,064,654	—
Cost of units redeemed	(1,109,285)	—
Account charges	(110)	—
Increase (decrease)	955,259	—
Net increase (decrease)	934,136	—
Net assets, beginning	—	—
Net assets, ending	$934,136	$—

Units sold	2,119,044	—
Units redeemed	(1,142,704)	—
Net increase (decrease)	976,340	—
Units outstanding, beginning	—	—
Units outstanding, ending	976,340	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,064,654
Cost of units redeemed/account charges	(1,109,395)
Net investment income (loss)	16,226
Net realized gain (loss)	(3,188)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(34,161)
$934,136

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	976	$934	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Oppenheimer International Bond Fund- N Class - 68380T400

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$8,462,541	$8,702,846	1,366,126
Receivables: investments sold	—
Payables: investments purchased	(6,220)
Net assets	$8,456,321

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$7,905,026	5,699,958	$1.39
Band 100	—	—	1.41
Band 75	—	—	1.43
Band 50	—	—	1.46
Band 25	—	—	1.48
Band 0	551,295	365,968	1.51
Total	$8,456,321	6,065,926

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$396,840
Mortality & expense charges	(97,721)
Net investment income (loss)	299,119

Gain (loss) on investments:
Net realized gain (loss)	(21,634)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(461,033)
Net gain (loss)	(482,667)

Increase (decrease) in net assets from operations	$(183,548)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$299,119	$163,392
Net realized gain (loss)	(21,634)	2,136
Realized gain distributions	—	68,795
Net change in unrealized appreciation (depreciation)	(461,033)	154,088

Increase (decrease) in net assets from operations	(183,548)	388,411

Contract owner transactions:
Proceeds from units sold	3,293,539	3,253,100
Cost of units redeemed	(2,038,117)	(1,245,605)
Account charges	(1,649)	(1,585)
Increase (decrease)	1,253,773	2,005,910
Net increase (decrease)	1,070,225	2,394,321
Net assets, beginning	7,386,096	4,991,775
Net assets, ending	$8,456,321	$7,386,096

Units sold	2,383,767	2,403,084
Units redeemed	(1,523,855)	(927,503)
Net increase (decrease)	859,912	1,475,581
Units outstanding, beginning	5,206,014	3,730,433
Units outstanding, ending	6,065,926	5,206,014

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$13,651,241
Cost of units redeemed/account charges	(5,891,434)
Net investment income (loss)	778,308
Net realized gain (loss)	19,104
Realized gain distributions	139,407
Net change in unrealized appreciation (depreciation)	(240,305)
$8,456,321

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	5,700	$7,905	1.25%	-2.0%
12/31/2010	1.41	4,992	7,061	1.25%	5.9%
12/31/2009	1.34	3,647	4,873	1.25%	11.6%
12/31/2008	1.20	2,780	3,329	1.25%	-2.5%
12/31/2007	1.23	1,566	1,923	1.25%	3.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	1.00%	-1.7%
12/31/2010	1.43	0	0	1.00%	6.1%
12/31/2009	1.35	0	0	1.00%	11.9%
12/31/2008	1.21	0	0	1.00%	-2.2%
12/31/2007	1.24	0	0	1.00%	3.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.75%	-1.5%
12/31/2010	1.45	0	0	0.75%	6.4%
12/31/2009	1.37	0	0	0.75%	12.1%
12/31/2008	1.22	0	0	0.75%	-2.0%
12/31/2007	1.24	0	0	0.75%	3.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.46	0	$0	0.50%	-1.2%
12/31/2010	1.48	0	0	0.50%	6.6%
12/31/2009	1.38	0	0	0.50%	12.4%
12/31/2008	1.23	0	0	0.50%	-1.7%
12/31/2007	1.25	0	0	0.50%	4.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.48	0	$0	0.25%	-1.0%
12/31/2010	1.50	0	0	0.25%	6.9%
12/31/2009	1.40	0	0	0.25%	12.7%
12/31/2008	1.24	0	0	0.25%	-1.5%
12/31/2007	1.26	0	0	0.25%	4.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.51	366	$551	0.00%	-0.7%
12/31/2010	1.52	214	325	0.00%	7.2%
12/31/2009	1.42	84	119	0.00%	13.0%
12/31/2008	1.25	84	106	0.00%	-1.2%
12/31/2007	1.27	23	30	0.00%	4.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	5.0%
2010	3.9%
2009	3.3%
2008	6.2%
2007	7.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Oppenheimer International Growth - A Class - 68380L100

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$97,536	$94,966	3,830
Receivables: investments sold	882
Payables: investments purchased	—
Net assets	$98,418

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$98,418	125,545	$0.78
Band 100	—	—	0.79
Band 75	—	—	0.80
Band 50	—	—	0.81
Band 25	—	—	0.82
Band 0	—	—	0.83
Total	$98,418	125,545

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$735
Mortality & expense charges	(1,215)
Net investment income (loss)	(480)

Gain (loss) on investments:
Net realized gain (loss)	2,096
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(10,717)
Net gain (loss)	(8,621)

Increase (decrease) in net assets from operations	$(9,101)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(480)	$(250)
Net realized gain (loss)	2,096	732
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(10,717)	12,195

Increase (decrease) in net assets from operations	(9,101)	12,677

Contract owner transactions:
Proceeds from units sold	33,260	57,327
Cost of units redeemed	(11,209)	(12,155)
Account charges	—	—
Increase (decrease)	22,051	45,172
Net increase (decrease)	12,950	57,849
Net assets, beginning	85,468	27,619
Net assets, ending	$98,418	$85,468

Units sold	38,893	78,799
Units redeemed	(12,718)	(15,801)
Net increase (decrease)	26,175	62,998
Units outstanding, beginning	99,370	36,372
Units outstanding, ending	125,545	99,370

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$121,771
Cost of units redeemed/account charges	(28,132)
Net investment income (loss)	(625)
Net realized gain (loss)	2,834
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	2,570
$98,418

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	126	$98	1.25%	-8.9%
12/31/2010	0.86	99	85	1.25%	13.3%
12/31/2009	0.76	36	28	1.25%	36.1%
12/31/2008	0.56	0	0	1.25%	-42.2%
12/31/2007	0.97	0	0	1.25%	-3.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	0	$0	1.00%	-8.6%
12/31/2010	0.87	0	0	1.00%	13.6%
12/31/2009	0.76	0	0	1.00%	36.4%
12/31/2008	0.56	0	0	1.00%	-42.1%
12/31/2007	0.97	0	0	1.00%	-3.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	0	$0	0.75%	-8.4%
12/31/2010	0.87	0	0	0.75%	13.8%
12/31/2009	0.77	0	0	0.75%	36.7%
12/31/2008	0.56	0	0	0.75%	-42.0%
12/31/2007	0.97	0	0	0.75%	-3.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	0	$0	0.50%	-8.2%
12/31/2010	0.88	0	0	0.50%	14.1%
12/31/2009	0.77	0	0	0.50%	37.1%
12/31/2008	0.56	0	0	0.50%	-41.8%
12/31/2007	0.97	0	0	0.50%	-3.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	0.25%	-7.9%
12/31/2010	0.89	0	0	0.25%	14.4%
12/31/2009	0.78	0	0	0.25%	37.4%
12/31/2008	0.56	0	0	0.25%	-41.7%
12/31/2007	0.97	0	0	0.25%	-3.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	0.00%	-7.7%
12/31/2010	0.89	0	0	0.00%	14.7%
12/31/2009	0.78	0	0	0.00%	37.8%
12/31/2008	0.57	0	0	0.00%	-41.5%
12/31/2007	0.97	0	0	0.00%	-3.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.8%
2010	0.7%
2009	1.2%
2008	1.5%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Oppenheimer International Growth - N Class - 68380L506

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$682,638	$698,256	27,267
Receivables: investments sold	7,226
Payables: investments purchased	—
Net assets	$689,864

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$689,864	889,457	$0.78
Band 100	—	—	0.78
Band 75	—	—	0.79
Band 50	—	—	0.80
Band 25	—	—	0.81
Band 0	—	—	0.82
Total	$689,864	889,457

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$3,778
Mortality & expense charges	(8,077)
Net investment income (loss)	(4,299)

Gain (loss) on investments:
Net realized gain (loss)	3,371
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(67,052)
Net gain (loss)	(63,681)

Increase (decrease) in net assets from operations	$(67,980)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,299)	$(3,936)
Net realized gain (loss)	3,371	38,912
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(67,052)	12,532

Increase (decrease) in net assets from operations	(67,980)	47,508

Contract owner transactions:
Proceeds from units sold	332,418	500,851
Cost of units redeemed	(117,721)	(211,821)
Account charges	(317)	(265)
Increase (decrease)	214,380	288,765
Net increase (decrease)	146,400	336,273
Net assets, beginning	543,464	207,191
Net assets, ending	$689,864	$543,464

Units sold	405,265	643,545
Units redeemed	(152,727)	(281,068)
Net increase (decrease)	252,538	362,477
Units outstanding, beginning	636,919	274,442
Units outstanding, ending	889,457	636,919

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,018,735
Cost of units redeemed/account charges	(342,050)
Net investment income (loss)	(8,815)
Net realized gain (loss)	37,612
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(15,618)
$689,864

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	889	$690	1.25%	-9.1%
12/31/2010	0.85	637	543	1.25%	13.0%
12/31/2009	0.75	274	207	1.25%	35.7%
12/31/2008	0.56	63	35	1.25%	-42.4%
12/31/2007	0.97	0	0	1.25%	-3.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.78	0	$0	1.00%	-8.9%
12/31/2010	0.86	0	0	1.00%	13.3%
12/31/2009	0.76	0	0	1.00%	36.1%
12/31/2008	0.56	0	0	1.00%	-42.3%
12/31/2007	0.97	0	0	1.00%	-3.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	0	$0	0.75%	-8.6%
12/31/2010	0.87	0	0	0.75%	13.6%
12/31/2009	0.76	0	0	0.75%	36.4%
12/31/2008	0.56	0	0	0.75%	-42.1%
12/31/2007	0.97	0	0	0.75%	-3.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	0	$0	0.50%	-8.4%
12/31/2010	0.87	0	0	0.50%	13.9%
12/31/2009	0.77	0	0	0.50%	36.7%
12/31/2008	0.56	0	0	0.50%	-42.0%
12/31/2007	0.97	0	0	0.50%	-3.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	0	$0	0.25%	-8.2%
12/31/2010	0.88	0	0	0.25%	14.2%
12/31/2009	0.77	0	0	0.25%	37.1%
12/31/2008	0.56	0	0	0.25%	-41.8%
12/31/2007	0.97	0	0	0.25%	-3.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	0.00%	-8.0%
12/31/2010	0.89	0	0	0.00%	14.4%
12/31/2009	0.78	0	0	0.00%	37.4%
12/31/2008	0.56	0	0	0.00%	-41.7%
12/31/2007	0.97	0	0	0.00%	-3.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.6%
2010	0.4%
2009	0.7%
2008	1.4%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Oppenheimer International Small Company Fund - N Class - 68380U407

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,351,784	$1,576,878	75,251
Receivables: investments sold	488
Payables: investments purchased	—
Net assets	$1,352,272

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,352,272	849,972	$1.59
Band 100	—	—	1.62
Band 75	—	—	1.64
Band 50	—	—	1.67
Band 25	—	—	1.70
Band 0	—	—	1.73
Total	$1,352,272	849,972

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$58,843
Mortality & expense charges	(20,020)
Net investment income (loss)	38,823

Gain (loss) on investments:
Net realized gain (loss)	79,228
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(518,241)
Net gain (loss)	(439,013)

Increase (decrease) in net assets from operations	$(400,190)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$38,823	$133,781
Net realized gain (loss)	79,228	243,884
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(518,241)	130,327

Increase (decrease) in net assets from operations	(400,190)	507,992

Contract owner transactions:
Proceeds from units sold	648,800	1,090,258
Cost of units redeemed	(806,524)	(1,479,618)
Account charges	(356)	(456)
Increase (decrease)	(158,080)	(389,816)
Net increase (decrease)	(558,270)	118,176
Net assets, beginning	1,910,542	1,792,366
Net assets, ending	$1,352,272	$1,910,542

Units sold	372,740	680,012
Units redeemed	(463,515)	(930,814)
Net increase (decrease)	(90,775)	(250,802)
Units outstanding, beginning	940,747	1,191,549
Units outstanding, ending	849,972	940,747

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$6,247,560
Cost of units redeemed/account charges	(5,004,470)
Net investment income (loss)	230,221
Net realized gain (loss)	(121,912)
Realized gain distributions	225,967
Net change in unrealized appreciation (depreciation)	(225,094)
$1,352,272

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.59	850	$1,352	1.25%	-21.7%
12/31/2010	2.03	941	1,911	1.25%	35.0%
12/31/2009	1.50	1,192	1,792	1.25%	118.4%
12/31/2008	0.69	704	485	1.25%	-66.5%
12/31/2007	2.06	726	1,495	1.25%	19.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.62	0	$0	1.00%	-21.5%
12/31/2010	2.06	0	0	1.00%	35.3%
12/31/2009	1.52	0	0	1.00%	118.9%
12/31/2008	0.70	0	0	1.00%	-66.5%
12/31/2007	2.07	0	0	1.00%	19.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.64	0	$0	0.75%	-21.3%
12/31/2010	2.09	0	0	0.75%	35.7%
12/31/2009	1.54	0	0	0.75%	119.5%
12/31/2008	0.70	0	0	0.75%	-66.4%
12/31/2007	2.09	0	0	0.75%	20.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.67	0	$0	0.50%	-21.1%
12/31/2010	2.12	0	0	0.50%	36.0%
12/31/2009	1.56	0	0	0.50%	120.0%
12/31/2008	0.71	0	0	0.50%	-66.3%
12/31/2007	2.10	0	0	0.50%	20.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.70	0	$0	0.25%	-20.9%
12/31/2010	2.15	0	0	0.25%	36.4%
12/31/2009	1.58	0	0	0.25%	120.6%
12/31/2008	0.71	0	0	0.25%	-66.2%
12/31/2007	2.11	0	0	0.25%	20.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.73	0	$0	0.00%	-20.7%
12/31/2010	2.18	0	0	0.00%	36.7%
12/31/2009	1.59	0	0	0.00%	121.1%
12/31/2008	0.72	0	0	0.00%	-66.1%
12/31/2007	2.13	0	0	0.00%	21.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.6%
2010	8.4%
2009	4.6%
2008	0.0%
2007	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Oppenheimer Main Street Select Fund - N Class - 68380D835

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$518,790	$448,626	42,853
Receivables: investments sold	160
Payables: investments purchased	—
Net assets	$518,950

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$518,950	483,686	$1.07
Band 100	—	—	1.09
Band 75	—	—	1.11
Band 50	—	—	1.13
Band 25	—	—	1.15
Band 0	—	—	1.17
Total	$518,950	483,686

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(6,741)
Net investment income (loss)	(6,741)

Gain (loss) on investments:
Net realized gain (loss)	13,910
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(31,565)
Net gain (loss)	(17,655)

Increase (decrease) in net assets from operations	$(24,396)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,741)	$(6,799)
Net realized gain (loss)	13,910	(45,076)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(31,565)	130,430

Increase (decrease) in net assets from operations	(24,396)	78,555

Contract owner transactions:
Proceeds from units sold	102,721	242,632
Cost of units redeemed	(145,351)	(232,262)
Account charges	(490)	(535)
Increase (decrease)	(43,120)	9,835
Net increase (decrease)	(67,516)	88,390
Net assets, beginning	586,466	498,076
Net assets, ending	$518,950	$586,466

Units sold	134,145	244,609
Units redeemed	(173,458)	(232,157)
Net increase (decrease)	(39,313)	12,452
Units outstanding, beginning	522,999	510,547
Units outstanding, ending	483,686	522,999

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,296,117
Cost of units redeemed/account charges	(769,747)
Net investment income (loss)	(23,515)
Net realized gain (loss)	(119,898)
Realized gain distributions	65,829
Net change in unrealized appreciation (depreciation)	70,164
$518,950

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	484	$519	1.25%	-4.3%
12/31/2010	1.12	523	586	1.25%	14.9%
12/31/2009	0.98	511	498	1.25%	29.9%
12/31/2008	0.75	410	308	1.25%	-39.5%
12/31/2007	1.24	435	540	1.25%	1.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	1.00%	-4.1%
12/31/2010	1.14	0	0	1.00%	15.2%
12/31/2009	0.99	0	0	1.00%	30.2%
12/31/2008	0.76	0	0	1.00%	-39.3%
12/31/2007	1.25	0	0	1.00%	2.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	0.75%	-3.8%
12/31/2010	1.15	0	0	0.75%	15.5%
12/31/2009	1.00	0	0	0.75%	30.6%
12/31/2008	0.76	0	0	0.75%	-39.2%
12/31/2007	1.26	0	0	0.75%	2.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.50%	-3.6%
12/31/2010	1.17	0	0	0.50%	15.8%
12/31/2009	1.01	0	0	0.50%	30.9%
12/31/2008	0.77	0	0	0.50%	-39.0%
12/31/2007	1.27	0	0	0.50%	2.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.25%	-3.4%
12/31/2010	1.19	0	0	0.25%	16.1%
12/31/2009	1.02	0	0	0.25%	31.2%
12/31/2008	0.78	0	0	0.25%	-38.9%
12/31/2007	1.27	0	0	0.25%	3.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	0.00%	-3.1%
12/31/2010	1.20	0	0	0.00%	16.4%
12/31/2009	1.03	0	0	0.00%	31.5%
12/31/2008	0.79	0	0	0.00%	-38.7%
12/31/2007	1.28	0	0	0.00%	3.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.2%
2008	0.5%
2007	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Oppenheimer Main Street Small and Mid Cap Fund - A Class - 68381F102

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,281,962	$1,912,651	114,584
Receivables: investments sold	—
Payables: investments purchased	(8,598)
Net assets	$2,273,364

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,273,364	4,258,879	$0.53
Band 100	—	—	0.54
Band 75	—	—	0.55
Band 50	—	—	0.56
Band 25	—	—	0.56
Band 0	—	—	0.57
Total	$2,273,364	4,258,879

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$5,226
Mortality & expense charges	(27,295)
Net investment income (loss)	(22,069)

Gain (loss) on investments:
Net realized gain (loss)	102,348
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(192,555)
Net gain (loss)	(90,207)

Increase (decrease) in net assets from operations	$(112,276)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(22,069)	$(23,676)
Net realized gain (loss)	102,348	(144,434)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(192,555)	552,262

Increase (decrease) in net assets from operations	(112,276)	384,152

Contract owner transactions:
Proceeds from units sold	864,060	676,000
Cost of units redeemed	(638,862)	(699,322)
Account charges	(10,574)	(9,639)
Increase (decrease)	214,624	(32,961)
Net increase (decrease)	102,348	351,191
Net assets, beginning	2,171,016	1,819,825
Net assets, ending	$2,273,364	$2,171,016

Units sold	1,567,631	1,408,075
Units redeemed	(1,219,027)	(1,484,037)
Net increase (decrease)	348,604	(75,962)
Units outstanding, beginning	3,910,275	3,986,237
Units outstanding, ending	4,258,879	3,910,275

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$5,485,735
Cost of units redeemed/account charges	(3,200,960)
Net investment income (loss)	(86,805)
Net realized gain (loss)	(437,755)
Realized gain distributions	143,838
Net change in unrealized appreciation (depreciation)	369,311
$2,273,364

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.53	4,259	$2,273	1.25%	-3.9%
12/31/2010	0.56	3,910	2,171	1.25%	21.6%
12/31/2009	0.46	3,986	1,820	1.25%	35.2%
12/31/2008	0.34	2,824	953	1.25%	-39.1%
12/31/2007	0.55	2,840	1,573	1.25%	-2.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.54	0	$0	1.00%	-3.6%
12/31/2010	0.56	0	0	1.00%	21.9%
12/31/2009	0.46	0	0	1.00%	35.6%
12/31/2008	0.34	0	0	1.00%	-38.9%
12/31/2007	0.56	0	0	1.00%	-2.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.55	0	$0	0.75%	-3.4%
12/31/2010	0.57	0	0	0.75%	22.2%
12/31/2009	0.46	0	0	0.75%	35.9%
12/31/2008	0.34	0	0	0.75%	-38.7%
12/31/2007	0.56	0	0	0.75%	-2.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.56	0	$0	0.50%	-3.1%
12/31/2010	0.57	0	0	0.50%	22.5%
12/31/2009	0.47	0	0	0.50%	36.3%
12/31/2008	0.34	0	0	0.50%	-38.6%
12/31/2007	0.56	0	0	0.50%	-2.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.56	0	$0	0.25%	-2.9%
12/31/2010	0.58	0	0	0.25%	22.8%
12/31/2009	0.47	0	0	0.25%	36.6%
12/31/2008	0.35	0	0	0.25%	-38.4%
12/31/2007	0.56	0	0	0.25%	-1.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.57	0	$0	0.00%	-2.7%
12/31/2010	0.59	0	0	0.00%	23.1%
12/31/2009	0.48	0	0	0.00%	36.9%
12/31/2008	0.35	0	0	0.00%	-38.3%
12/31/2007	0.56	0	0	0.00%	-1.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.2%
2010	0.0%
2009	0.3%
2008	0.0%
2007	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Oppenheimer Main Street Small and Mid Cap Fund - N Class - 68381F508

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,115,172	$1,009,457	57,256
Receivables: investments sold	—
Payables: investments purchased	(13,563)
Net assets	$1,101,609

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,006,930	1,922,730	$0.52
Band 100	15,933	30,033	0.53
Band 75	—	—	0.54
Band 50	—	—	0.54
Band 25	—	—	0.55
Band 0	78,746	140,922	0.56
Total	$1,101,609	2,093,685

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(15,380)
Net investment income (loss)	(15,380)

Gain (loss) on investments:
Net realized gain (loss)	264,592
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(284,897)
Net gain (loss)	(20,305)

Increase (decrease) in net assets from operations	$(35,685)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(15,380)	$(12,791)
Net realized gain (loss)	264,592	12,098
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(284,897)	226,974

Increase (decrease) in net assets from operations	(35,685)	226,281

Contract owner transactions:
Proceeds from units sold	165,259	619,535
Cost of units redeemed	(455,804)	(251,231)
Account charges	(1,676)	(1,604)
Increase (decrease)	(292,221)	366,700
Net increase (decrease)	(327,906)	592,981
Net assets, beginning	1,429,515	836,534
Net assets, ending	$1,101,609	$1,429,515

Units sold	732,849	1,270,090
Units redeemed	(1,248,267)	(512,823)
Net increase (decrease)	(515,418)	757,267
Units outstanding, beginning	2,609,103	1,851,836
Units outstanding, ending	2,093,685	2,609,103

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,392,062
Cost of units redeemed/account charges	(1,475,416)
Net investment income (loss)	(38,060)
Net realized gain (loss)	102,189
Realized gain distributions	15,119
Net change in unrealized appreciation (depreciation)	105,715
$1,101,609

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.52	1,923	$1,007	1.25%	-4.1%
12/31/2010	0.55	2,442	1,334	1.25%	21.4%
12/31/2009	0.45	1,673	753	1.25%	34.9%
12/31/2008	0.33	1,072	358	1.25%	-39.2%
12/31/2007	0.55	229	126	1.25%	-3.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.53	30	$16	1.00%	-3.9%
12/31/2010	0.55	27	15	1.00%	21.7%
12/31/2009	0.45	23	10	1.00%	35.2%
12/31/2008	0.34	20	7	1.00%	-39.0%
12/31/2007	0.55	0	0	1.00%	-2.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.54	0	$0	0.75%	-3.6%
12/31/2010	0.56	0	0	0.75%	22.0%
12/31/2009	0.46	0	0	0.75%	35.5%
12/31/2008	0.34	0	0	0.75%	-38.9%
12/31/2007	0.55	0	0	0.75%	-2.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.54	0	$0	0.50%	-3.4%
12/31/2010	0.56	0	0	0.50%	22.3%
12/31/2009	0.46	0	0	0.50%	35.9%
12/31/2008	0.34	0	0	0.50%	-38.7%
12/31/2007	0.55	0	0	0.50%	-2.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.55	0	$0	0.25%	-3.2%
12/31/2010	0.57	0	0	0.25%	22.6%
12/31/2009	0.46	0	0	0.25%	36.2%
12/31/2008	0.34	0	0	0.25%	-38.6%
12/31/2007	0.56	0	0	0.25%	-2.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.56	141	$79	0.00%	-2.9%
12/31/2010	0.58	140	81	0.00%	22.9%
12/31/2009	0.47	156	73	0.00%	36.5%
12/31/2008	0.34	126	43	0.00%	-38.4%
12/31/2007	0.56	54	30	0.00%	-1.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.1%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Oppenheimer Small & Mid Cap Value Fund - N Class - 68380E817

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,808,356	$1,703,072	63,422
Receivables: investments sold	465
Payables: investments purchased	—
Net assets	$1,808,821

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,808,821	1,696,377	$1.07
Band 100	—	—	1.08
Band 75	—	—	1.10
Band 50	—	—	1.12
Band 25	—	—	1.14
Band 0	—	—	1.16
Total	$1,808,821	1,696,377

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(30,266)
Net investment income (loss)	(30,266)

Gain (loss) on investments:
Net realized gain (loss)	378,049
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(472,539)
Net gain (loss)	(94,490)

Increase (decrease) in net assets from operations	$(124,756)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(30,266)	$(45,510)
Net realized gain (loss)	378,049	(644,212)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(472,539)	1,292,434

Increase (decrease) in net assets from operations	(124,756)	602,712

Contract owner transactions:
Proceeds from units sold	666,241	307,271
Cost of units redeemed	(2,116,319)	(994,448)
Account charges	(704)	(1,184)
Increase (decrease)	(1,450,782)	(688,361)
Net increase (decrease)	(1,575,538)	(85,649)
Net assets, beginning	3,384,359	3,470,008
Net assets, ending	$1,808,821	$3,384,359

Units sold	583,674	986,649
Units redeemed	(1,777,671)	(1,615,878)
Net increase (decrease)	(1,193,997)	(629,229)
Units outstanding, beginning	2,890,374	3,519,603
Units outstanding, ending	1,696,377	2,890,374

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$8,673,659
Cost of units redeemed/account charges	(6,533,929)
Net investment income (loss)	(185,942)
Net realized gain (loss)	(671,075)
Realized gain distributions	420,824
Net change in unrealized appreciation (depreciation)	105,284
$1,808,821

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	1,696	$1,809	1.25%	-8.9%
12/31/2010	1.17	2,890	3,384	1.25%	18.8%
12/31/2009	0.99	3,520	3,470	1.25%	42.5%
12/31/2008	0.69	2,628	1,818	1.25%	-50.7%
12/31/2007	1.40	2,768	3,887	1.25%	7.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	1.00%	-8.7%
12/31/2010	1.19	0	0	1.00%	19.1%
12/31/2009	1.00	0	0	1.00%	42.9%
12/31/2008	0.70	0	0	1.00%	-50.6%
12/31/2007	1.41	0	0	1.00%	7.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.75%	-8.5%
12/31/2010	1.20	0	0	0.75%	19.4%
12/31/2009	1.01	0	0	0.75%	43.3%
12/31/2008	0.70	0	0	0.75%	-50.5%
12/31/2007	1.42	0	0	0.75%	7.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	0.50%	-8.3%
12/31/2010	1.22	0	0	0.50%	19.7%
12/31/2009	1.02	0	0	0.50%	43.6%
12/31/2008	0.71	0	0	0.50%	-50.4%
12/31/2007	1.43	0	0	0.50%	8.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	0.25%	-8.0%
12/31/2010	1.24	0	0	0.25%	20.0%
12/31/2009	1.03	0	0	0.25%	44.0%
12/31/2008	0.72	0	0	0.25%	-50.2%
12/31/2007	1.44	0	0	0.25%	8.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.00%	-7.8%
12/31/2010	1.26	0	0	0.00%	20.3%
12/31/2009	1.04	0	0	0.00%	44.3%
12/31/2008	0.72	0	0	0.00%	-50.1%
12/31/2007	1.45	0	0	0.00%	8.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Oppenheimer Value Fund - A Class - 68380J303

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$9,077	$9,195	441
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$9,077

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$9,077	11,310	$0.80
Band 100	—	—	0.81
Band 75	—	—	0.82
Band 50	—	—	0.83
Band 25	—	—	0.84
Band 0	—	—	0.85
Total	$9,077	11,310

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$108
Mortality & expense charges	(100)
Net investment income (loss)	8

Gain (loss) on investments:
Net realized gain (loss)	68
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(686)
Net gain (loss)	(618)

Increase (decrease) in net assets from operations	$(610)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8	$8
Net realized gain (loss)	68	1
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(686)	568

Increase (decrease) in net assets from operations	(610)	577

Contract owner transactions:
Proceeds from units sold	3,772	5,337
Cost of units redeemed	1	—
Account charges	—	—
Increase (decrease)	3,773	5,337
Net increase (decrease)	3,163	5,914
Net assets, beginning	5,914	—
Net assets, ending	$9,077	$5,914

Units sold	4,712	6,931
Units redeemed	(333)	—
Net increase (decrease)	4,379	6,931
Units outstanding, beginning	6,931	—
Units outstanding, ending	11,310	6,931

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$9,109
Cost of units redeemed/account charges	1
Net investment income (loss)	16
Net realized gain (loss)	69
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(118)
$9,077

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	11	$9	1.25%	-5.9%
12/31/2010	0.85	7	6	1.25%	13.3%
12/31/2009	0.75	0	0	1.25%	32.0%
12/31/2008	0.57	0	0	1.25%	-42.4%
12/31/2007	0.99	0	0	1.25%	-0.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	0	$0	1.00%	-5.7%
12/31/2010	0.86	0	0	1.00%	13.6%
12/31/2009	0.76	0	0	1.00%	32.3%
12/31/2008	0.57	0	0	1.00%	-42.3%
12/31/2007	0.99	0	0	1.00%	-0.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	0.75%	-5.5%
12/31/2010	0.87	0	0	0.75%	13.8%
12/31/2009	0.76	0	0	0.75%	32.6%
12/31/2008	0.57	0	0	0.75%	-42.1%
12/31/2007	0.99	0	0	0.75%	-0.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	0.50%	-5.2%
12/31/2010	0.87	0	0	0.50%	14.1%
12/31/2009	0.77	0	0	0.50%	33.0%
12/31/2008	0.58	0	0	0.50%	-42.0%
12/31/2007	0.99	0	0	0.50%	-0.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	0.25%	-5.0%
12/31/2010	0.88	0	0	0.25%	14.4%
12/31/2009	0.77	0	0	0.25%	33.3%
12/31/2008	0.58	0	0	0.25%	-41.8%
12/31/2007	0.99	0	0	0.25%	-0.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.85	0	$0	0.00%	-4.8%
12/31/2010	0.89	0	0	0.00%	14.7%
12/31/2009	0.77	0	0	0.00%	33.6%
12/31/2008	0.58	0	0	0.00%	-41.7%
12/31/2007	0.99	0	0	0.00%	-0.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	1.3%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Oppenheimer Value Fund - N Class - 68380J790

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$785,510	$795,072	40,084
Receivables: investments sold	22,584
Payables: investments purchased	—
Net assets	$808,094

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$673,154	848,308	$0.79
Band 100	—	—	0.80
Band 75	—	—	0.81
Band 50	—	—	0.82
Band 25	—	—	0.83
Band 0	134,940	161,490	0.84
Total	$808,094	1,009,798

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$7,327
Mortality & expense charges	(7,665)
Net investment income (loss)	(338)

Gain (loss) on investments:
Net realized gain (loss)	15,741
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(72,429)
Net gain (loss)	(56,688)

Increase (decrease) in net assets from operations	$(57,026)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(338)	$(1,739)
Net realized gain (loss)	15,741	16,007
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(72,429)	36,664

Increase (decrease) in net assets from operations	(57,026)	50,932

Contract owner transactions:
Proceeds from units sold	462,263	264,443
Cost of units redeemed	(80,478)	(93,474)
Account charges	(238)	(314)
Increase (decrease)	381,547	170,655
Net increase (decrease)	324,521	221,587
Net assets, beginning	483,573	261,986
Net assets, ending	$808,094	$483,573

Units sold	545,679	348,676
Units redeemed	(106,298)	(127,703)
Net increase (decrease)	439,381	220,973
Units outstanding, beginning	570,417	349,444
Units outstanding, ending	1,009,798	570,417

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$986,244
Cost of units redeemed/account charges	(192,513)
Net investment income (loss)	(989)
Net realized gain (loss)	24,914
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(9,562)
$808,094

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	848	$673	1.25%	-6.2%
12/31/2010	0.85	548	464	1.25%	12.9%
12/31/2009	0.75	349	262	1.25%	32.0%
12/31/2008	0.57	88	50	1.25%	-42.7%
12/31/2007	0.99	0	0	1.25%	-0.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	0	$0	1.00%	-6.0%
12/31/2010	0.85	0	0	1.00%	13.2%
12/31/2009	0.75	0	0	1.00%	32.3%
12/31/2008	0.57	0	0	1.00%	-42.5%
12/31/2007	0.99	0	0	1.00%	-0.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	0	$0	0.75%	-5.8%
12/31/2010	0.86	0	0	0.75%	13.5%
12/31/2009	0.76	0	0	0.75%	32.6%
12/31/2008	0.57	0	0	0.75%	-42.4%
12/31/2007	0.99	0	0	0.75%	-0.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	0.50%	-5.5%
12/31/2010	0.87	0	0	0.50%	13.7%
12/31/2009	0.76	0	0	0.50%	32.9%
12/31/2008	0.57	0	0	0.50%	-42.2%
12/31/2007	0.99	0	0	0.50%	-0.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	0.25%	-5.3%
12/31/2010	0.87	0	0	0.25%	14.0%
12/31/2009	0.77	0	0	0.25%	33.3%
12/31/2008	0.57	0	0	0.25%	-42.1%
12/31/2007	0.99	0	0	0.25%	-0.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	161	$135	0.00%	-5.1%
12/31/2010	0.88	23	20	0.00%	14.3%
12/31/2009	0.77	0	0	0.00%	33.6%
12/31/2008	0.58	0	0	0.00%	-41.9%
12/31/2007	0.99	0	0	0.00%	-0.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.1%
2010	0.5%
2009	1.5%
2008	1.7%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Parnassus Equity Income - Inv Class - 701769101 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.07
Band 100	—	—	1.07
Band 75	—	—	1.07
Band 50	—	—	1.08
Band 25	—	—	1.08
Band 0	—	—	1.08
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	1.25%	1.8%
12/31/2010	1.05	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	1.00%	2.1%
12/31/2010	1.05	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.75%	2.4%
12/31/2010	1.05	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.50%	2.6%
12/31/2010	1.05	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.25%	2.9%
12/31/2010	1.05	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.00%	3.1%
12/31/2010	1.05	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Parnassus Funds - 701765109

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$974,681	$1,097,909	27,613
Receivables: investments sold	—
Payables: investments purchased	(1,862)
Net assets	$972,819

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$972,819	952,129	$1.02
Band 100	—	—	1.02
Band 75	—	—	1.03
Band 50	—	—	1.03
Band 25	—	—	1.03
Band 0	—	—	1.04
Total	$972,819	952,129

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$3,377
Mortality & expense charges	(6,772)
Net investment income (loss)	(3,395)

Gain (loss) on investments:
Net realized gain (loss)	(16,933)
Realized gain distributions	76,673
Net change in unrealized appreciation (depreciation)	(123,228)
Net gain (loss)	(63,488)

Increase (decrease) in net assets from operations	$(66,883)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,395)	$—
Net realized gain (loss)	(16,933)	—
Realized gain distributions	76,673	—
Net change in unrealized appreciation (depreciation)	(123,228)	—

Increase (decrease) in net assets from operations	(66,883)	—

Contract owner transactions:
Proceeds from units sold	1,519,337	—
Cost of units redeemed	(477,890)	—
Account charges	(1,745)	—
Increase (decrease)	1,039,702	—
Net increase (decrease)	972,819	—
Net assets, beginning	—	—
Net assets, ending	$972,819	$—

Units sold	1,411,288	—
Units redeemed	(459,159)	—
Net increase (decrease)	952,129	—
Units outstanding, beginning	—	—
Units outstanding, ending	952,129	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,519,337
Cost of units redeemed/account charges	(479,635)
Net investment income (loss)	(3,395)
Net realized gain (loss)	(16,933)
Realized gain distributions	76,673
Net change in unrealized appreciation (depreciation)	(123,228)
$972,819

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	952	$973	1.25%	-6.2%
12/31/2010	1.09	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	-6.0%
12/31/2010	1.09	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.75%	-5.7%
12/31/2010	1.09	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.50%	-5.5%
12/31/2010	1.09	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.25%	-5.2%
12/31/2010	1.09	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.00%	-5.0%
12/31/2010	1.09	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.7%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Parnassus Mid-Cap - 701765885

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,870	$1,893	105
Receivables: investments sold	1
Payables: investments purchased	—
Net assets	$1,871

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,871	1,693	$1.11
Band 100	—	—	1.11
Band 75	—	—	1.11
Band 50	—	—	1.12
Band 25	—	—	1.12
Band 0	—	—	1.12
Total	$1,871	1,693

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$13
Mortality & expense charges	(6)
Net investment income (loss)	7

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	93
Net change in unrealized appreciation (depreciation)	(23)
Net gain (loss)	70

Increase (decrease) in net assets from operations	$77

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7	$—
Net realized gain (loss)	—	—
Realized gain distributions	93	—
Net change in unrealized appreciation (depreciation)	(23)	—

Increase (decrease) in net assets from operations	77	—

Contract owner transactions:
Proceeds from units sold	1,794	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	1,794	—
Net increase (decrease)	1,871	—
Net assets, beginning	—	—
Net assets, ending	$1,871	$—

Units sold	1,693	—
Units redeemed	—	—
Net increase (decrease)	1,693	—
Units outstanding, beginning	—	—
Units outstanding, ending	1,693	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,794
Cost of units redeemed/account charges	—
Net investment income (loss)	7
Net realized gain (loss)	—
Realized gain distributions	93
Net change in unrealized appreciation (depreciation)	(23)
$1,871

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	2	$2	1.25%	2.0%
12/31/2010	1.08	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	1.00%	2.3%
12/31/2010	1.08	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	0.75%	2.6%
12/31/2010	1.08	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	0.50%	2.8%
12/31/2010	1.08	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	0.25%	3.1%
12/31/2010	1.09	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	0.00%	3.3%
12/31/2010	1.09	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Parnassus Small-Cap - 701765877

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$46,855	$55,836	2,336
Receivables: investments sold	59
Payables: investments purchased	—
Net assets	$46,914

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$46,914	47,595	$0.99
Band 100	—	—	0.99
Band 75	—	—	0.99
Band 50	—	—	0.99
Band 25	—	—	1.00
Band 0	—	—	1.00
Total	$46,914	47,595

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2
Mortality & expense charges	(396)
Net investment income (loss)	(394)

Gain (loss) on investments:
Net realized gain (loss)	(548)
Realized gain distributions	1,495
Net change in unrealized appreciation (depreciation)	(8,981)
Net gain (loss)	(8,034)

Increase (decrease) in net assets from operations	$(8,428)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(394)	$—
Net realized gain (loss)	(548)	—
Realized gain distributions	1,495	—
Net change in unrealized appreciation (depreciation)	(8,981)	—

Increase (decrease) in net assets from operations	(8,428)	—

Contract owner transactions:
Proceeds from units sold	72,551	—
Cost of units redeemed	(17,209)	—
Account charges	—	—
Increase (decrease)	55,342	—
Net increase (decrease)	46,914	—
Net assets, beginning	—	—
Net assets, ending	$46,914	$—

Units sold	62,083	—
Units redeemed	(14,488)	—
Net increase (decrease)	47,595	—
Units outstanding, beginning	—	—
Units outstanding, ending	47,595	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$72,551
Cost of units redeemed/account charges	(17,209)
Net investment income (loss)	(394)
Net realized gain (loss)	(548)
Realized gain distributions	1,495
Net change in unrealized appreciation (depreciation)	(8,981)
$46,914

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	48	$47	1.25%	-14.4%
12/31/2010	1.15	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	1.00%	-14.1%
12/31/2010	1.15	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.75%	-13.9%
12/31/2010	1.15	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.50%	-13.7%
12/31/2010	1.15	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.25%	-13.5%
12/31/2010	1.15	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.00%	-13.3%
12/31/2010	1.15	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pax World Balanced - Individual Class - 704223106 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.27
Band 100	—	—	1.28
Band 75	—	—	1.29
Band 50	—	—	1.29
Band 25	—	—	1.30
Band 0	—	—	1.31
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	1.25%	-3.0%
12/31/2010	1.31	0	0	1.25%	10.5%
12/31/2009	1.18	0	0	1.25%	18.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	0	$0	1.00%	-2.8%
12/31/2010	1.31	0	0	1.00%	10.8%
12/31/2009	1.19	0	0	1.00%	18.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	0.75%	-2.6%
12/31/2010	1.32	0	0	0.75%	11.1%
12/31/2009	1.19	0	0	0.75%	18.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	0.50%	-2.3%
12/31/2010	1.32	0	0	0.50%	11.3%
12/31/2009	1.19	0	0	0.50%	19.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	0	$0	0.25%	-2.1%
12/31/2010	1.33	0	0	0.25%	11.6%
12/31/2009	1.19	0	0	0.25%	19.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.31	0	$0	0.00%	-1.8%
12/31/2010	1.34	0	0	0.00%	11.9%
12/31/2009	1.19	0	0	0.00%	19.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income as been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pax World Balanced - R Class - 704223304

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,232,146	$1,102,108	56,233
Receivables: investments sold	—
Payables: investments purchased	(6,809)
Net assets	$1,225,337

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$834,092	661,896	$1.26
Band 100	—	—	1.27
Band 75	—	—	1.28
Band 50	—	—	1.29
Band 25	—	—	1.29
Band 0	391,245	300,303	1.30
Total	$1,225,337	962,199

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$12,998
Mortality & expense charges	(10,350)
Net investment income (loss)	2,648

Gain (loss) on investments:
Net realized gain (loss)	11,340
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(50,434)
Net gain (loss)	(39,094)

Increase (decrease) in net assets from operations	$(36,446)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,648	$3,591
Net realized gain (loss)	11,340	4,731
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(50,434)	113,614

Increase (decrease) in net assets from operations	(36,446)	121,936

Contract owner transactions:
Proceeds from units sold	154,545	402,563
Cost of units redeemed	(66,804)	(38,582)
Account charges	(676)	(723)
Increase (decrease)	87,065	363,258
Net increase (decrease)	50,619	485,194
Net assets, beginning	1,174,718	689,524
Net assets, ending	$1,225,337	$1,174,718

Units sold	118,394	346,357
Units redeemed	(51,826)	(33,754)
Net increase (decrease)	66,568	312,603
Units outstanding, beginning	895,631	583,028
Units outstanding, ending	962,199	895,631

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,203,696
Cost of units redeemed/account charges	(139,301)
Net investment income (loss)	7,354
Net realized gain (loss)	23,550
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	130,038
$1,225,337

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.26	662	$834	1.25%	-3.3%
12/31/2010	1.30	620	808	1.25%	10.2%
12/31/2009	1.18	583	690	1.25%	18.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	1.00%	-3.1%
12/31/2010	1.31	0	0	1.00%	10.5%
12/31/2009	1.18	0	0	1.00%	18.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	0	$0	0.75%	-2.8%
12/31/2010	1.31	0	0	0.75%	10.7%
12/31/2009	1.19	0	0	0.75%	18.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	0.50%	-2.6%
12/31/2010	1.32	0	0	0.50%	11.0%
12/31/2009	1.19	0	0	0.50%	18.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	0.25%	-2.3%
12/31/2010	1.33	0	0	0.25%	11.3%
12/31/2009	1.19	0	0	0.25%	19.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	300	$391	0.00%	-2.1%
12/31/2010	1.33	275	366	0.00%	11.6%
12/31/2009	1.19	0	0	0.00%	19.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.1%
2010	1.3%
2009	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pax World Global Green - Individual Class - 704223783

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$8,292	$8,272	984
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$8,292

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$8,292	6,589	$1.26
Band 100	—	—	1.27
Band 75	—	—	1.28
Band 50	—	—	1.28
Band 25	—	—	1.29
Band 0	—	—	1.30
Total	$8,292	6,589

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(110)
Net investment income (loss)	(110)

Gain (loss) on investments:
Net realized gain (loss)	17
Realized gain distributions	200
Net change in unrealized appreciation (depreciation)	(1,200)
Net gain (loss)	(983)

Increase (decrease) in net assets from operations	$(1,093)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(110)	$(73)
Net realized gain (loss)	17	91
Realized gain distributions	200	—
Net change in unrealized appreciation (depreciation)	(1,200)	558

Increase (decrease) in net assets from operations	(1,093)	576

Contract owner transactions:
Proceeds from units sold	559	2,625
Cost of units redeemed	—	(2,219)
Account charges	(2)	(3)
Increase (decrease)	557	403
Net increase (decrease)	(536)	979
Net assets, beginning	8,828	7,849
Net assets, ending	$8,292	$8,828

Units sold	382	2,021
Units redeemed	(1)	(1,875)
Net increase (decrease)	381	146
Units outstanding, beginning	6,208	6,062
Units outstanding, ending	6,589	6,208

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$10,346
Cost of units redeemed/account charges	(2,224)
Net investment income (loss)	(162)
Net realized gain (loss)	112
Realized gain distributions	200
Net change in unrealized appreciation (depreciation)	20
$8,292

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.26	7	$8	1.25%	-11.5%
12/31/2010	1.42	6	9	1.25%	9.8%
12/31/2009	1.29	6	8	1.25%	29.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	1.00%	-11.3%
12/31/2010	1.43	0	0	1.00%	10.1%
12/31/2009	1.30	0	0	1.00%	29.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	0	$0	0.75%	-11.1%
12/31/2010	1.43	0	0	0.75%	10.4%
12/31/2009	1.30	0	0	0.75%	29.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	0	$0	0.50%	-10.8%
12/31/2010	1.44	0	0	0.50%	10.6%
12/31/2009	1.30	0	0	0.50%	30.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	0.25%	-10.6%
12/31/2010	1.45	0	0	0.25%	10.9%
12/31/2009	1.30	0	0	0.25%	30.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	0	$0	0.00%	-10.4%
12/31/2010	1.45	0	0	0.00%	11.2%
12/31/2009	1.31	0	0	0.00%	30.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.4%
2009	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pax World Global Green - R Class - 704223767

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$227,683	$237,617	27,341
Receivables: investments sold	1,163
Payables: investments purchased	—
Net assets	$228,846

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$224,611	179,504	$1.25
Band 100	—	—	1.26
Band 75	—	—	1.27
Band 50	—	—	1.28
Band 25	—	—	1.29
Band 0	4,235	3,274	1.29
Total	$228,846	182,778

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(2,550)
Net investment income (loss)	(2,550)

Gain (loss) on investments:
Net realized gain (loss)	551
Realized gain distributions	5,452
Net change in unrealized appreciation (depreciation)	(30,846)
Net gain (loss)	(24,843)

Increase (decrease) in net assets from operations	$(27,393)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,550)	$(1,420)
Net realized gain (loss)	551	2,347
Realized gain distributions	5,452	—
Net change in unrealized appreciation (depreciation)	(30,846)	15,198

Increase (decrease) in net assets from operations	(27,393)	16,125

Contract owner transactions:
Proceeds from units sold	84,427	92,633
Cost of units redeemed	(5,186)	(29,810)
Account charges	(71)	(65)
Increase (decrease)	79,170	62,758
Net increase (decrease)	51,777	78,883
Net assets, beginning	177,069	98,186
Net assets, ending	$228,846	$177,069

Units sold	63,180	72,627
Units redeemed	(5,249)	(23,699)
Net increase (decrease)	57,931	48,928
Units outstanding, beginning	124,847	75,919
Units outstanding, ending	182,778	124,847

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$269,704
Cost of units redeemed/account charges	(35,664)
Net investment income (loss)	(3,655)
Net realized gain (loss)	2,943
Realized gain distributions	5,452
Net change in unrealized appreciation (depreciation)	(9,934)
$228,846

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	180	$225	1.25%	-11.7%
12/31/2010	1.42	123	174	1.25%	9.6%
12/31/2009	1.29	76	98	1.25%	29.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.26	0	$0	1.00%	-11.5%
12/31/2010	1.42	0	0	1.00%	9.9%
12/31/2009	1.30	0	0	1.00%	29.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	0.75%	-11.3%
12/31/2010	1.43	0	0	0.75%	10.2%
12/31/2009	1.30	0	0	0.75%	29.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	0	$0	0.50%	-11.1%
12/31/2010	1.44	0	0	0.50%	10.5%
12/31/2009	1.30	0	0	0.50%	30.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	0.25%	-10.9%
12/31/2010	1.44	0	0	0.25%	10.7%
12/31/2009	1.30	0	0	0.25%	30.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	3	$4	0.00%	-10.6%
12/31/2010	1.45	2	3	0.00%	11.0%
12/31/2009	1.30	0	1	0.00%	30.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.2%
2009	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Payden Emerging Markets Bond - 704329531 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.01
Band 100	—	—	1.02
Band 75	—	—	1.02
Band 50	—	—	1.02
Band 25	—	—	1.03
Band 0	—	—	1.03
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.25%	4.5%
12/31/2010	0.97	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	4.7%
12/31/2010	0.97	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	5.0%
12/31/2010	0.97	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	5.3%
12/31/2010	0.97	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.25%	5.5%
12/31/2010	0.97	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.00%	5.8%
12/31/2010	0.97	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Payden/Kravitz Cash Balance - Advisor Class - 70432R101 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$0.99
Band 100	—	—	0.99
Band 75	—	—	0.99
Band 50	—	—	0.99
Band 25	—	—	1.00
Band 0	—	—	1.00
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	1.25%	-1.6%
12/31/2010	1.00	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	1.00%	-1.3%
12/31/2010	1.00	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.75%	-1.1%
12/31/2010	1.00	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.50%	-0.8%
12/31/2010	1.00	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.25%	-0.6%
12/31/2010	1.00	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.00%	-0.3%
12/31/2010	1.00	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Payden/Kravitz Cash Balance - R Class - 704329358 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$0.98
Band 100	—	—	0.99
Band 75	—	—	0.99
Band 50	—	—	0.99
Band 25	—	—	0.99
Band 0	—	—	1.00
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	1.25%	-1.9%
12/31/2010	1.00	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	1.00%	-1.6%
12/31/2010	1.00	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.75%	-1.4%
12/31/2010	1.00	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.50%	-1.1%
12/31/2010	1.00	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.25%	-0.9%
12/31/2010	1.00	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.00%	-0.6%
12/31/2010	1.00	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Allianz NFJ Dividend Value - Admin Class - 018918235

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,348,236	$1,169,569	117,298
Receivables: investments sold	693
Payables: investments purchased	—
Net assets	$1,348,929

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,348,929	1,567,789	$0.86
Band 100	—	—	0.87
Band 75	—	—	0.88
Band 50	—	—	0.89
Band 25	—	—	0.91
Band 0	—	—	0.92
Total	$1,348,929	1,567,789

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$35,923
Mortality & expense charges	(15,374)
Net investment income (loss)	20,549

Gain (loss) on investments:
Net realized gain (loss)	5,376
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(5,467)
Net gain (loss)	(91)

Increase (decrease) in net assets from operations	$20,458

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$20,549	$29,956
Net realized gain (loss)	5,376	(206,261)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(5,467)	343,846

Increase (decrease) in net assets from operations	20,458	167,541

Contract owner transactions:
Proceeds from units sold	329,465	306,412
Cost of units redeemed	(81,748)	(1,030,072)
Account charges	(71)	(79)
Increase (decrease)	247,646	(723,739)
Net increase (decrease)	268,104	(556,198)
Net assets, beginning	1,080,825	1,637,023
Net assets, ending	$1,348,929	$1,080,825

Units sold	386,509	393,078
Units redeemed	(99,485)	(1,281,943)
Net increase (decrease)	287,024	(888,865)
Units outstanding, beginning	1,280,765	2,169,630
Units outstanding, ending	1,567,789	1,280,765

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,781,956
Cost of units redeemed/account charges	(2,385,255)
Net investment income (loss)	112,172
Net realized gain (loss)	(431,586)
Realized gain distributions	92,975
Net change in unrealized appreciation (depreciation)	178,667
$1,348,929

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	1,568	$1,349	1.25%	2.0%
12/31/2010	0.84	1,281	1,081	1.25%	11.8%
12/31/2009	0.75	2,170	1,637	1.25%	11.6%
12/31/2008	0.68	1,824	1,233	1.25%	-37.0%
12/31/2007	1.07	333	357	1.25%	3.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.87	0	$0	1.00%	2.2%
12/31/2010	0.85	0	0	1.00%	12.1%
12/31/2009	0.76	0	0	1.00%	11.9%
12/31/2008	0.68	0	0	1.00%	-36.8%
12/31/2007	1.08	0	0	1.00%	3.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.88	0	$0	0.75%	2.5%
12/31/2010	0.86	0	0	0.75%	12.4%
12/31/2009	0.77	0	0	0.75%	12.2%
12/31/2008	0.68	0	0	0.75%	-36.6%
12/31/2007	1.08	0	0	0.75%	3.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.89	0	$0	0.50%	2.7%
12/31/2010	0.87	0	0	0.50%	12.7%
12/31/2009	0.77	0	0	0.50%	12.5%
12/31/2008	0.69	0	0	0.50%	-36.5%
12/31/2007	1.08	0	0	0.50%	3.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	0	$0	0.25%	3.0%
12/31/2010	0.88	0	0	0.25%	13.0%
12/31/2009	0.78	0	0	0.25%	12.7%
12/31/2008	0.69	0	0	0.25%	-36.3%
12/31/2007	1.09	0	0	0.25%	4.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.00%	3.2%
12/31/2010	0.89	0	0	0.00%	13.2%
12/31/2009	0.79	0	0	0.00%	13.0%
12/31/2008	0.69	0	0	0.00%	-36.2%
12/31/2007	1.09	0	0	0.00%	4.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.0%
2010	3.6%
2009	4.0%
2008	3.6%
2007	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Allianz NFJ Dividend Value - R Class - 018918284

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$4,344,694	$3,778,113	382,400
Receivables: investments sold	—
Payables: investments purchased	(8,277)
Net assets	$4,336,417

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$4,251,424	5,034,494	$0.84
Band 100	5,083	5,942	0.86
Band 75	—	—	0.87
Band 50	—	—	0.88
Band 25	—	—	0.89
Band 0	79,910	88,685	0.90
Total	$4,336,417	5,129,121

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$108,342
Mortality & expense charges	(52,499)
Net investment income (loss)	55,843

Gain (loss) on investments:
Net realized gain (loss)	250,706
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(223,734)
Net gain (loss)	26,972

Increase (decrease) in net assets from operations	$82,815

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$55,843	$72,608
Net realized gain (loss)	250,706	(42,991)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(223,734)	412,480

Increase (decrease) in net assets from operations	82,815	442,097

Contract owner transactions:
Proceeds from units sold	1,037,573	1,105,867
Cost of units redeemed	(1,203,241)	(567,704)
Account charges	(2,758)	(3,076)
Increase (decrease)	(168,426)	535,087
Net increase (decrease)	(85,611)	977,184
Net assets, beginning	4,422,028	3,444,844
Net assets, ending	$4,336,417	$4,422,028

Units sold	1,620,457	1,712,615
Units redeemed	(1,803,503)	(1,007,275)
Net increase (decrease)	(183,046)	705,340
Units outstanding, beginning	5,312,167	4,606,827
Units outstanding, ending	5,129,121	5,312,167

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$8,877,950
Cost of units redeemed/account charges	(5,025,759)
Net investment income (loss)	221,734
Net realized gain (loss)	(449,515)
Realized gain distributions	145,426
Net change in unrealized appreciation (depreciation)	566,581
$4,336,417

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	5,034	$4,251	1.25%	1.7%
12/31/2010	0.83	5,109	4,244	1.25%	11.4%
12/31/2009	0.75	4,346	3,242	1.25%	11.3%
12/31/2008	0.67	2,831	1,898	1.25%	-37.2%
12/31/2007	1.07	723	772	1.25%	2.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	6	$5	1.00%	1.9%
12/31/2010	0.84	4	4	1.00%	11.6%
12/31/2009	0.75	4	3	1.00%	11.6%
12/31/2008	0.67	4	3	1.00%	-37.1%
12/31/2007	1.07	0	0	1.00%	2.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.87	0	$0	0.75%	2.2%
12/31/2010	0.85	0	0	0.75%	11.9%
12/31/2009	0.76	0	0	0.75%	11.9%
12/31/2008	0.68	0	0	0.75%	-36.9%
12/31/2007	1.07	0	0	0.75%	3.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.88	0	$0	0.50%	2.4%
12/31/2010	0.86	0	0	0.50%	12.2%
12/31/2009	0.76	0	0	0.50%	12.1%
12/31/2008	0.68	0	0	0.50%	-36.8%
12/31/2007	1.08	0	0	0.50%	3.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.89	0	$0	0.25%	2.7%
12/31/2010	0.87	0	0	0.25%	12.5%
12/31/2009	0.77	0	0	0.25%	12.4%
12/31/2008	0.69	0	0	0.25%	-36.6%
12/31/2007	1.08	0	0	0.25%	3.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.90	89	$80	0.00%	2.9%
12/31/2010	0.88	199	174	0.00%	12.7%
12/31/2009	0.78	257	199	0.00%	12.7%
12/31/2008	0.69	23	16	0.00%	-36.4%
12/31/2007	1.08	14	15	0.00%	4.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.5%
2010	3.0%
2009	3.7%
2008	2.7%
2007	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Allianz NFJ Mid-Cap Value Fund - R Class - 018918680

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$195,412	$184,324	13,712
Receivables: investments sold	—
Payables: investments purchased	(12)
Net assets	$195,400

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$195,400	151,351	$1.29
Band 100	—	—	1.32
Band 75	—	—	1.35
Band 50	—	—	1.37
Band 25	—	—	1.40
Band 0	—	—	1.43
Total	$195,400	151,351

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,296
Mortality & expense charges	(1,672)
Net investment income (loss)	624

Gain (loss) on investments:
Net realized gain (loss)	(5,368)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	2,411
Net gain (loss)	(2,957)

Increase (decrease) in net assets from operations	$(2,333)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$624	$826
Net realized gain (loss)	(5,368)	(857)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	2,411	8,469

Increase (decrease) in net assets from operations	(2,333)	8,438

Contract owner transactions:
Proceeds from units sold	223,223	83,972
Cost of units redeemed	(143,301)	(13,084)
Account charges	(26)	(34)
Increase (decrease)	79,896	70,854
Net increase (decrease)	77,563	79,292
Net assets, beginning	117,837	38,545
Net assets, ending	$195,400	$117,837

Units sold	182,118	65,344
Units redeemed	(119,609)	(10,963)
Net increase (decrease)	62,509	54,381
Units outstanding, beginning	88,842	34,461
Units outstanding, ending	151,351	88,842

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$400,709
Cost of units redeemed/account charges	(201,495)
Net investment income (loss)	1,429
Net realized gain (loss)	(23,147)
Realized gain distributions	6,816
Net change in unrealized appreciation (depreciation)	11,088
$195,400

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	151	$195	1.25%	-2.7%
12/31/2010	1.33	89	118	1.25%	18.6%
12/31/2009	1.12	34	39	1.25%	31.7%
12/31/2008	0.85	39	33	1.25%	-41.0%
12/31/2007	1.44	24	35	1.25%	4.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	1.00%	-2.4%
12/31/2010	1.35	0	0	1.00%	18.9%
12/31/2009	1.14	0	0	1.00%	32.0%
12/31/2008	0.86	0	0	1.00%	-40.8%
12/31/2007	1.45	0	0	1.00%	4.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	0.75%	-2.2%
12/31/2010	1.38	0	0	0.75%	19.2%
12/31/2009	1.15	0	0	0.75%	32.3%
12/31/2008	0.87	0	0	0.75%	-40.7%
12/31/2007	1.47	0	0	0.75%	4.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	0.50%	-1.9%
12/31/2010	1.40	0	0	0.50%	19.5%
12/31/2009	1.17	0	0	0.50%	32.7%
12/31/2008	0.88	0	0	0.50%	-40.5%
12/31/2007	1.49	0	0	0.50%	4.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.25%	-1.7%
12/31/2010	1.43	0	0	0.25%	19.8%
12/31/2009	1.19	0	0	0.25%	33.0%
12/31/2008	0.90	0	0	0.25%	-40.4%
12/31/2007	1.50	0	0	0.25%	5.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.00%	-1.4%
12/31/2010	1.45	0	0	0.00%	20.1%
12/31/2009	1.21	0	0	0.00%	33.3%
12/31/2008	0.91	0	0	0.00%	-40.2%
12/31/2007	1.52	0	0	0.00%	5.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.5%
2010	1.8%
2009	1.5%
2008	1.6%
2007	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Allianz NFJ Renaissance Fund - Admin Class - 018918631

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$698,325	$709,180	42,372
Receivables: investments sold	—
Payables: investments purchased	(19)
Net assets	$698,306

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$698,306	549,720	$1.27
Band 100	—	—	1.30
Band 75	—	—	1.32
Band 50	—	—	1.35
Band 25	—	—	1.38
Band 0	—	—	1.43
Total	$698,306	549,720

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$8,104
Mortality & expense charges	(9,247)
Net investment income (loss)	(1,143)

Gain (loss) on investments:
Net realized gain (loss)	(8,543)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(10,766)
Net gain (loss)	(19,309)

Increase (decrease) in net assets from operations	$(20,452)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,143)	$934
Net realized gain (loss)	(8,543)	(8,294)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(10,766)	122,174

Increase (decrease) in net assets from operations	(20,452)	114,814

Contract owner transactions:
Proceeds from units sold	61,237	54,585
Cost of units redeemed	(67,947)	(31,278)
Account charges	(189)	(51)
Increase (decrease)	(6,899)	23,256
Net increase (decrease)	(27,351)	138,070
Net assets, beginning	725,657	587,587
Net assets, ending	$698,306	$725,657

Units sold	46,206	47,789
Units redeemed	(54,101)	(27,749)
Net increase (decrease)	(7,895)	20,040
Units outstanding, beginning	557,615	537,575
Units outstanding, ending	549,720	557,615

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$7,288,170
Cost of units redeemed/account charges	(7,504,372)
Net investment income (loss)	(214,131)
Net realized gain (loss)	(1,283,236)
Realized gain distributions	2,422,730
Net change in unrealized appreciation (depreciation)	(10,855)
$698,306

* Date of Fund Inception into Variable Account: 5/31/2002

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	550	$698	1.25%	-2.4%
12/31/2010	1.30	558	726	1.25%	19.1%
12/31/2009	1.09	538	588	1.25%	32.1%
12/31/2008	0.83	563	466	1.25%	-40.7%
12/31/2007	1.40	794	1,108	1.25%	4.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	0	$0	1.00%	-2.1%
12/31/2010	1.33	0	0	1.00%	19.4%
12/31/2009	1.11	0	0	1.00%	32.5%
12/31/2008	0.84	0	0	1.00%	-40.6%
12/31/2007	1.41	0	0	1.00%	4.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	0.75%	-1.9%
12/31/2010	1.35	0	0	0.75%	19.7%
12/31/2009	1.13	0	0	0.75%	32.8%
12/31/2008	0.85	0	0	0.75%	-40.4%
12/31/2007	1.42	0	0	0.75%	4.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	0.50%	-1.7%
12/31/2010	1.37	0	0	0.50%	20.0%
12/31/2009	1.15	0	0	0.50%	33.1%
12/31/2008	0.86	0	0	0.50%	-40.3%
12/31/2007	1.44	0	0	0.50%	5.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.25%	-1.4%
12/31/2010	1.40	0	0	0.25%	20.3%
12/31/2009	1.16	0	0	0.25%	33.5%
12/31/2008	0.87	0	0	0.25%	-40.1%
12/31/2007	1.46	0	0	0.25%	5.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.00%	-1.2%
12/31/2010	1.45	0	0	0.00%	20.6%
12/31/2009	1.20	0	0	0.00%	33.8%
12/31/2008	0.90	0	0	0.00%	-40.0%
12/31/2007	1.50	0	0	0.00%	5.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.1%
2010	1.4%
2009	1.7%
2008	0.8%
2007	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Allianz NFJ Small Cap Value - Admin Class - 018918706

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$18,268,430	$16,552,682	653,173
Receivables: investments sold	—
Payables: investments purchased	(129,812)
Net assets	$18,138,618

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$18,138,618	16,922,863	$1.07
Band 100	—	—	1.08
Band 75	—	—	1.10
Band 50	—	—	1.11
Band 25	—	—	1.12
Band 0	—	—	1.14
Total	$18,138,618	16,922,863

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$313,540
Mortality & expense charges	(225,097)
Net investment income (loss)	88,443

Gain (loss) on investments:
Net realized gain (loss)	(56,680)
Realized gain distributions	531,069
Net change in unrealized appreciation (depreciation)	(427,231)
Net gain (loss)	47,158

Increase (decrease) in net assets from operations	$135,601

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011*	December 31, 2010*
Increase (decrease) in net assets from operations:
Net investment income (loss)	$88,443	$93,605
Net realized gain (loss)	(56,680)	(211,028)
Realized gain distributions	531,069	—
Net change in unrealized appreciation (depreciation)	(427,231)	3,122,136

Increase (decrease) in net assets from operations	135,601	3,004,713

Contract owner transactions:
Proceeds from units sold	3,965,968	4,382,498
Cost of units redeemed	(3,016,709)	(2,145,158)
Account charges	(1,832)	(1,548)
Increase (decrease)	947,427	2,235,792
Net increase (decrease)	1,083,028	5,240,505
Net assets, beginning	17,055,590	11,815,085
Net assets, ending	$18,138,618	$17,055,590

Units sold	3,706,499	4,729,037
Units redeemed	(2,856,181)	(2,408,683)
Net increase (decrease)	850,318	2,320,354
Units outstanding, beginning	16,072,545	13,752,191
Units outstanding, ending	16,922,863	16,072,545

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$25,415,243
Cost of units redeemed/account charges	(9,791,602)
Net investment income (loss)	539,359
Net realized gain (loss)	(974,177)
Realized gain distributions	1,234,047
Net change in unrealized appreciation (depreciation)	1,715,748
$18,138,618

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	16,923	$18,139	1.25%	1.0%
12/31/2010	1.06	16,073	17,056	1.25%	23.5%
12/31/2009	0.86	13,752	11,815	1.25%	22.6%
12/31/2008	0.70	9,941	6,967	1.25%	-27.3%
12/31/2007	0.96	10,075	9,709	1.25%	-3.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	1.00%	1.3%
12/31/2010	1.07	0	0	1.00%	23.8%
12/31/2009	0.86	0	0	1.00%	22.9%
12/31/2008	0.70	0	0	1.00%	-27.1%
12/31/2007	0.97	0	0	1.00%	-3.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.75%	1.5%
12/31/2010	1.08	0	0	0.75%	24.1%
12/31/2009	0.87	0	0	0.75%	23.2%
12/31/2008	0.71	0	0	0.75%	-26.9%
12/31/2007	0.97	0	0	0.75%	-3.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	0.50%	1.8%
12/31/2010	1.09	0	0	0.50%	24.4%
12/31/2009	0.88	0	0	0.50%	23.5%
12/31/2008	0.71	0	0	0.50%	-26.7%
12/31/2007	0.97	0	0	0.50%	-3.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	0.25%	2.0%
12/31/2010	1.10	0	0	0.25%	24.8%
12/31/2009	0.88	0	0	0.25%	23.8%
12/31/2008	0.71	0	0	0.25%	-26.5%
12/31/2007	0.97	0	0	0.25%	-3.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	0.00%	2.3%
12/31/2010	1.11	0	0	0.00%	25.1%
12/31/2009	0.89	0	0	0.00%	24.1%
12/31/2008	0.72	0	0	0.00%	-26.4%
12/31/2007	0.97	0	0	0.00%	-2.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.8%
2010	1.8%
2009	2.5%
2008	1.5%
2007	4.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Allianz NFJ Small Cap Value - R Class - 018918755

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$9,417,794	$7,768,358	328,889
Receivables: investments sold	—
Payables: investments purchased	(27,999)
Net assets	$9,389,795

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$8,141,065	4,163,299	$1.96
Band 100	86,735	43,451	2.00
Band 75	—	—	2.04
Band 50	141,154	67,855	2.08
Band 25	—	—	2.12
Band 0	1,020,841	470,661	2.17
Total	$9,389,795	4,745,266

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	116,132
Mortality & expense charges	(104,129)
Net investment income (loss)	12,003

Gain (loss) on investments:
Net realized gain (loss)	(21,907)
Realized gain distributions	266,736
Net change in unrealized appreciation (depreciation)	(203,806)
Net gain (loss)	41,023

Increase (decrease) in net assets from operations	53,026

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011*	December 31, 2010*
Increase (decrease) in net assets from operations:
Net investment income (loss)	$12,003	$28,166
Net realized gain (loss)	(21,907)	(103,766)
Realized gain distributions	266,736	—
Net change in unrealized appreciation (depreciation)	(203,806)	1,653,665

Increase (decrease) in net assets from operations	53,026	1,578,065

Contract owner transactions:
Proceeds from units sold	2,820,534	2,929,833
Cost of units redeemed	(2,463,349)	(1,341,764)
Account charges	(3,177)	(2,970)
Increase (decrease)	354,008	1,585,099
Net increase (decrease)	407,034	3,163,164
Net assets, beginning	8,982,761	5,819,597
Net assets, ending	$9,389,795	$8,982,761

Units sold	1,460,935	1,711,346
Units redeemed	(1,284,258)	(791,294)
Net increase (decrease)	176,677	920,052
Units outstanding, beginning	4,568,589	3,648,537
Units outstanding, ending	4,745,266	4,568,589

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$28,564,995
Cost of units redeemed/account charges	(22,252,282)
Net investment income (loss)	7,009
Net realized gain (loss)	(1,051,602)
Realized gain distributions	2,472,239
Net change in unrealized appreciation (depreciation)	1,649,436
$9,389,795

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.96	4,163	$8,141	1.25%	0.6%
12/31/2010	1.94	3,965	7,709	1.25%	23.0%
12/31/2009	1.58	3,197	5,053	1.25%	22.2%
12/31/2008	1.29	1,975	2,555	1.25%	-27.6%
12/31/2007	1.79	1,204	2,150	1.25%	4.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.00	43	$87	1.00%	0.8%
12/31/2010	1.98	40	79	1.00%	23.3%
12/31/2009	1.61	42	68	1.00%	22.5%
12/31/2008	1.31	26	34	1.00%	-27.4%
12/31/2007	1.81	36	65	1.00%	4.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.04	0	$0	0.75%	1.1%
12/31/2010	2.02	0	0	0.75%	23.6%
12/31/2009	1.63	0	0	0.75%	22.8%
12/31/2008	1.33	0	0	0.75%	-27.2%
12/31/2007	1.82	0	0	0.75%	5.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.08	68	$141	0.50%	1.3%
12/31/2010	2.05	61	126	0.50%	23.9%
12/31/2009	1.66	2	4	0.50%	23.1%
12/31/2008	1.35	0	0	0.50%	-27.0%
12/31/2007	1.84	0	0	0.50%	5.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.12	0	$0	0.25%	1.6%
12/31/2010	2.09	0	0	0.25%	24.3%
12/31/2009	1.68	0	0	0.25%	23.4%
12/31/2008	1.36	0	0	0.25%	-26.8%
12/31/2007	1.86	0	0	0.25%	5.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.17	471	$1,021	0.00%	1.8%
12/31/2010	2.13	502	1,070	0.00%	24.6%
12/31/2009	1.71	407	695	0.00%	23.7%
12/31/2008	1.38	275	380	0.00%	-26.7%
12/31/2007	1.88	206	389	0.00%	5.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.3%
2010	1.4%
2009	1.3%
2008	1.6%
2007	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Allianz RCM Large Cap Growth - R Class - 018919811 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.19
Band 100	—	—	1.22
Band 75	—	—	1.24
Band 50	—	—	1.27
Band 25	—	—	1.30
Band 0	—	—	1.32
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011*	December 31, 2010*
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 12/31/2002

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	1.25%	-6.4%
12/31/2010	1.28	0	0	1.25%	10.0%
12/31/2009	1.16	0	0	1.25%	36.4%
12/31/2008	0.85	0	0	1.25%	-39.5%
12/31/2007	1.41	0	0	1.25%	11.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	0	$0	1.00%	-6.2%
12/31/2010	1.30	0	0	1.00%	10.2%
12/31/2009	1.18	0	0	1.00%	36.7%
12/31/2008	0.86	0	0	1.00%	-39.3%
12/31/2007	1.42	0	0	1.00%	11.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.24	0	$0	0.75%	-6.0%
12/31/2010	1.32	0	0	0.75%	10.5%
12/31/2009	1.20	0	0	0.75%	37.1%
12/31/2008	0.87	0	0	0.75%	-39.2%
12/31/2007	1.44	0	0	0.75%	11.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	0.50%	-5.7%
12/31/2010	1.35	0	0	0.50%	10.8%
12/31/2009	1.22	0	0	0.50%	37.4%
12/31/2008	0.89	0	0	0.50%	-39.0%
12/31/2007	1.45	0	0	0.50%	12.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	0	$0	0.25%	-5.5%
12/31/2010	1.37	0	0	0.25%	11.1%
12/31/2009	1.24	0	0	0.25%	37.8%
12/31/2008	0.90	0	0	0.25%	-38.9%
12/31/2007	1.47	0	0	0.25%	12.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	0.00%	-5.3%
12/31/2010	1.40	0	0	0.00%	11.3%
12/31/2009	1.26	0	0	0.00%	38.1%
12/31/2008	0.91	0	0	0.00%	-38.7%
12/31/2007	1.48	0	0	0.00%	12.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Managers Cadence Capital Appreciation Fund - R Class - 561717497

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$199,634	$188,609	12,488
Receivables: investments sold	431
Payables: investments purchased	—
Net assets	$200,065

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$199,856	175,507	$1.14
Band 100	209	180	1.16
Band 75	—	—	1.19
Band 50	—	—	1.21
Band 25	—	—	1.24
Band 0	—	—	1.26
Total	$200,065	175,687

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(2,732)
Net investment income (loss)	(2,732)

Gain (loss) on investments:
Net realized gain (loss)	6,848
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(13,238)
Net gain (loss)	(6,390)

Increase (decrease) in net assets from operations	$(9,122)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,732)	$(3,088)
Net realized gain (loss)	6,848	52,332
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(13,238)	(18,981)

Increase (decrease) in net assets from operations	(9,122)	30,263

Contract owner transactions:
Proceeds from units sold	9,156	24,057
Cost of units redeemed	(23,614)	(132,926)
Account charges	(90)	(105)
Increase (decrease)	(14,548)	(108,974)
Net increase (decrease)	(23,670)	(78,711)
Net assets, beginning	223,735	302,446
Net assets, ending	$200,065	$223,735

Units sold	29,774	49,269
Units redeemed	(41,571)	(150,577)
Net increase (decrease)	(11,797)	(101,308)
Units outstanding, beginning	187,484	288,792
Units outstanding, ending	175,687	187,484

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,023,944
Cost of units redeemed/account charges	(1,432,963)
Net investment income (loss)	(96,667)
Net realized gain (loss)	(631,640)
Realized gain distributions	326,366
Net change in unrealized appreciation (depreciation)	11,025
$200,065

* Date of Fund Inception into Variable Account: 9/15/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	176	$200	1.25%	-4.6%
12/31/2010	1.19	187	224	1.25%	13.9%
12/31/2009	1.05	289	302	1.25%	20.6%
12/31/2008	0.87	1,822	1,583	1.25%	-43.6%
12/31/2007	1.54	1,509	2,323	1.25%	15.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	1.00%	-4.3%
12/31/2010	1.22	0	0	1.00%	14.2%
12/31/2009	1.06	0	0	1.00%	20.9%
12/31/2008	0.88	0	0	1.00%	-43.5%
12/31/2007	1.56	0	0	1.00%	15.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.75%	-4.1%
12/31/2010	1.24	0	0	0.75%	14.5%
12/31/2009	1.08	0	0	0.75%	21.2%
12/31/2008	0.89	0	0	0.75%	-43.3%
12/31/2007	1.57	0	0	0.75%	15.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	0.50%	-3.9%
12/31/2010	1.26	0	0	0.50%	14.8%
12/31/2009	1.10	0	0	0.50%	21.5%
12/31/2008	0.90	0	0	0.50%	-43.2%
12/31/2007	1.59	0	0	0.50%	16.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.24	0	$0	0.25%	-3.6%
12/31/2010	1.28	0	0	0.25%	15.1%
12/31/2009	1.11	0	0	0.25%	21.8%
12/31/2008	0.92	0	0	0.25%	-43.0%
12/31/2007	1.61	0	0	0.25%	16.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.26	0	$0	0.00%	-3.4%
12/31/2010	1.31	0	0	0.00%	15.4%
12/31/2009	1.13	0	0	0.00%	22.1%
12/31/2008	0.93	0	0	0.00%	-42.9%
12/31/2007	1.62	0	0	0.00%	16.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Managers Cadence Mid-Cap Fund - Admin Class - 561717471 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.01
Band 100	—	—	1.02
Band 75	—	—	1.03
Band 50	—	—	1.05
Band 25	—	—	1.06
Band 0	—	—	1.07
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.25%	-2.7%
12/31/2010	1.03	0	0	1.25%	25.1%
12/31/2009	0.83	0	0	1.25%	23.8%
12/31/2008	0.67	0	0	1.25%	-45.3%
12/31/2007	1.22	0	0	1.25%	20.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	-2.5%
12/31/2010	1.04	0	0	1.00%	25.4%
12/31/2009	0.83	0	0	1.00%	24.1%
12/31/2008	0.67	0	0	1.00%	-45.1%
12/31/2007	1.22	0	0	1.00%	20.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.75%	-2.3%
12/31/2010	1.06	0	0	0.75%	25.7%
12/31/2009	0.84	0	0	0.75%	24.5%
12/31/2008	0.67	0	0	0.75%	-45.0%
12/31/2007	1.23	0	0	0.75%	20.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.50%	-2.0%
12/31/2010	1.07	0	0	0.50%	26.0%
12/31/2009	0.85	0	0	0.50%	24.8%
12/31/2008	0.68	0	0	0.50%	-44.9%
12/31/2007	1.23	0	0	0.50%	21.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.25%	-1.8%
12/31/2010	1.08	0	0	0.25%	26.3%
12/31/2009	0.85	0	0	0.25%	25.1%
12/31/2008	0.68	0	0	0.25%	-44.7%
12/31/2007	1.23	0	0	0.25%	21.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.00%	-1.5%
12/31/2010	1.09	0	0	0.00%	26.7%
12/31/2009	0.86	0	0	0.00%	25.4%
12/31/2008	0.69	0	0	0.00%	-44.6%
12/31/2007	1.24	0	0	0.00%	21.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Managers Cadence Mid-Cap Fund - R Class - 561717414

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$50,678	$48,114	2,178
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$50,678

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$6,229	6,325	$0.98
Band 100	34,654	34,736	1.00
Band 75	—	—	1.01
Band 50	—	—	1.02
Band 25	—	—	1.04
Band 0	9,795	9,321	1.05
Total	$50,678	50,382

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(493)
Net investment income (loss)	(493)

Gain (loss) on investments:
Net realized gain (loss)	2,105
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(4,074)
Net gain (loss)	(1,969)

Increase (decrease) in net assets from operations	$(2,462)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(493)	$(352)
Net realized gain (loss)	2,105	(2,340)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(4,074)	12,358

Increase (decrease) in net assets from operations	(2,462)	9,666

Contract owner transactions:
Proceeds from units sold	14,212	12,378
Cost of units redeemed	(14,843)	(1,396)
Account charges	(3)	(6)
Increase (decrease)	(634)	10,976
Net increase (decrease)	(3,096)	20,642
Net assets, beginning	53,774	33,132
Net assets, ending	$50,678	$53,774

Units sold	18,318	13,700
Units redeemed	(20,142)	(1,621)
Net increase (decrease)	(1,824)	12,079
Units outstanding, beginning	52,206	40,127
Units outstanding, ending	50,382	52,206

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$67,118
Cost of units redeemed/account charges	(16,924)
Net investment income (loss)	(1,181)
Net realized gain (loss)	(899)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	2,564
$50,678

* Date of Fund Inception into Variable Account: 10/23/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	6	$6	1.25%	-3.1%
12/31/2010	1.02	14	14	1.25%	24.6%
12/31/2009	0.82	6	5	1.25%	23.4%
12/31/2008	0.66	0	0	1.25%	-45.5%
12/31/2007	1.21	0	0	1.25%	19.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	35	$35	1.00%	-2.9%
12/31/2010	1.03	32	33	1.00%	24.9%
12/31/2009	0.82	28	23	1.00%	23.7%
12/31/2008	0.67	25	16	1.00%	-45.3%
12/31/2007	1.22	0	0	1.00%	20.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.75%	-2.6%
12/31/2010	1.04	0	0	0.75%	25.2%
12/31/2009	0.83	0	0	0.75%	24.0%
12/31/2008	0.67	0	0	0.75%	-45.2%
12/31/2007	1.22	0	0	0.75%	20.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	-2.4%
12/31/2010	1.05	0	0	0.50%	25.5%
12/31/2009	0.84	0	0	0.50%	24.3%
12/31/2008	0.67	0	0	0.50%	-45.1%
12/31/2007	1.22	0	0	0.50%	20.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.25%	-2.1%
12/31/2010	1.06	0	0	0.25%	25.8%
12/31/2009	0.84	0	0	0.25%	24.6%
12/31/2008	0.68	0	0	0.25%	-44.9%
12/31/2007	1.23	0	0	0.25%	20.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	9	$10	0.00%	-1.9%
12/31/2010	1.07	7	7	0.00%	26.1%
12/31/2009	0.85	6	5	0.00%	24.9%
12/31/2008	0.68	1	1	0.00%	-44.8%
12/31/2007	1.23	0	0	0.00%	21.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pimco All Asset - Admin Class - 722005618

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$19,066	$19,684	1,657
Receivables: investments sold	11
Payables: investments purchased	—
Net assets	$19,077

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$19,077	19,579	$0.97
Band 100	—	—	0.98
Band 75	—	—	0.98
Band 50	—	—	0.98
Band 25	—	—	0.98
Band 0	—	—	0.98
Total	$19,077	19,579

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$708
Mortality & expense charges	(27)
Net investment income (loss)	681

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(618)
Net gain (loss)	(618)

Increase (decrease) in net assets from operations	$63

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$681	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(618)	—

Increase (decrease) in net assets from operations	63	—

Contract owner transactions:
Proceeds from units sold	19,014	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	19,014	—
Net increase (decrease)	19,077	—
Net assets, beginning	—	—
Net assets, ending	$19,077	$—

Units sold	19,579	—
Units redeemed	—	—
Net increase (decrease)	19,579	—
Units outstanding, beginning	—	—
Units outstanding, ending	19,579	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$19,014
Cost of units redeemed/account charges	—
Net investment income (loss)	681
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(618)
$19,077

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	20	$19	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	7.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pimco High Yield - Admin Class - 693390650

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$7,174,051	$7,059,015	799,638
Receivables: investments sold	6,704
Payables: investments purchased	—
Net assets	$7,180,755

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$6,633,954	3,680,424	$1.80
Band 100	—	—	1.84
Band 75	—	—	1.88
Band 50	—	—	1.92
Band 25	—	—	1.96
Band 0	546,801	269,113	2.03
Total	$7,180,755	3,949,537

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$498,294
Mortality & expense charges	(81,817)
Net investment income (loss)	416,477

Gain (loss) on investments:
Net realized gain (loss)	(38,970)
Realized gain distributions	7,996
Net change in unrealized appreciation (depreciation)	(198,898)
Net gain (loss)	(229,872)

Increase (decrease) in net assets from operations	$186,605

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$416,477	$352,748
Net realized gain (loss)	(38,970)	(69,428)
Realized gain distributions	7,996	—
Net change in unrealized appreciation (depreciation)	(198,898)	372,575

Increase (decrease) in net assets from operations	186,605	655,895

Contract owner transactions:
Proceeds from units sold	2,148,137	3,546,488
Cost of units redeemed	(2,016,230)	(1,582,173)
Account charges	(1,644)	(1,003)
Increase (decrease)	130,263	1,963,312
Net increase (decrease)	316,868	2,619,207
Net assets, beginning	6,863,887	4,244,680
Net assets, ending	$7,180,755	$6,863,887

Units sold	1,524,346	2,192,963
Units redeemed	(1,450,380)	(1,034,032)
Net increase (decrease)	73,966	1,158,931
Units outstanding, beginning	3,875,571	2,716,640
Units outstanding, ending	3,949,537	3,875,571

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$13,623,523
Cost of units redeemed/account charges	(7,526,506)
Net investment income (loss)	1,837,512
Net realized gain (loss)	(879,740)
Realized gain distributions	10,930
Net change in unrealized appreciation (depreciation)	115,036
$7,180,755

* Date of Fund Inception into Variable Account: 6/1/2002

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.80	3,680	$6,634	1.25%	2.5%
12/31/2010	1.76	3,640	6,403	1.25%	12.6%
12/31/2009	1.56	2,717	4,245	1.25%	42.0%
12/31/2008	1.10	2,738	3,014	1.25%	-24.8%
12/31/2007	1.46	4,006	5,867	1.25%	2.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.84	0	$0	1.00%	2.7%
12/31/2010	1.79	0	0	1.00%	12.9%
12/31/2009	1.59	0	0	1.00%	42.3%
12/31/2008	1.12	0	0	1.00%	-24.7%
12/31/2007	1.48	0	0	1.00%	2.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.88	0	$0	0.75%	3.0%
12/31/2010	1.82	0	0	0.75%	13.1%
12/31/2009	1.61	0	0	0.75%	42.7%
12/31/2008	1.13	0	0	0.75%	-24.5%
12/31/2007	1.50	0	0	0.75%	2.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.92	0	$0	0.50%	3.2%
12/31/2010	1.86	0	0	0.50%	13.4%
12/31/2009	1.64	0	0	0.50%	43.0%
12/31/2008	1.14	0	0	0.50%	-24.3%
12/31/2007	1.51	0	0	0.50%	3.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.96	0	$0	0.25%	3.5%
12/31/2010	1.89	0	0	0.25%	13.7%
12/31/2009	1.66	0	0	0.25%	43.4%
12/31/2008	1.16	0	0	0.25%	-24.1%
12/31/2007	1.53	0	0	0.25%	3.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.03	269	$547	0.00%	3.8%
12/31/2010	1.96	235	461	0.00%	14.0%
12/31/2009	1.72	0	0	0.00%	43.8%
12/31/2008	1.19	0	0	0.00%	-23.9%
12/31/2007	1.57	0	0	0.00%	3.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	7.1%
2010	7.5%
2009	8.4%
2008	8.7%
2007	7.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pimco High Yield - R Class - 72200Q794

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,589,354	$2,579,924	289,053
Receivables: investments sold	6,345
Payables: investments purchased	—
Net assets	$2,595,699

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,132,350	1,374,856	$1.55
Band 100	39,302	24,823	1.58
Band 75	—	—	1.62
Band 50	314,918	190,865	1.65
Band 25	—	—	1.68
Band 0	109,129	63,438	1.72
Total	$2,595,699	1,653,982

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$169,183
Mortality & expense charges	(28,015)
Net investment income (loss)	141,168

Gain (loss) on investments:
Net realized gain (loss)	68,500
Realized gain distributions	2,818
Net change in unrealized appreciation (depreciation)	(171,045)
Net gain (loss)	(99,727)

Increase (decrease) in net assets from operations	$41,441

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$141,168	$117,587
Net realized gain (loss)	68,500	(27,723)
Realized gain distributions	2,818	—
Net change in unrealized appreciation (depreciation)	(171,045)	132,527

Increase (decrease) in net assets from operations	41,441	222,391

Contract owner transactions:
Proceeds from units sold	1,154,893	880,166
Cost of units redeemed	(833,293)	(498,334)
Account charges	(864)	(987)
Increase (decrease)	320,736	380,845
Net increase (decrease)	362,177	603,236
Net assets, beginning	2,233,522	1,630,286
Net assets, ending	$2,595,699	$2,233,522

Units sold	821,059	619,895
Units redeemed	(625,098)	(358,706)
Net increase (decrease)	195,961	261,189
Units outstanding, beginning	1,458,021	1,196,832
Units outstanding, ending	1,653,982	1,458,021

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$4,434,483
Cost of units redeemed/account charges	(2,275,050)
Net investment income (loss)	492,359
Net realized gain (loss)	(69,534)
Realized gain distributions	4,011
Net change in unrealized appreciation (depreciation)	9,430
$2,595,699

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.55	1,375	$2,132	1.25%	2.1%
12/31/2010	1.52	1,246	1,892	1.25%	12.2%
12/31/2009	1.35	1,042	1,410	1.25%	41.5%
12/31/2008	0.96	764	731	1.25%	-25.1%
12/31/2007	1.28	590	755	1.25%	1.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.58	25	$39	1.00%	2.4%
12/31/2010	1.55	22	35	1.00%	12.5%
12/31/2009	1.38	21	28	1.00%	41.8%
12/31/2008	0.97	19	18	1.00%	-25.0%
12/31/2007	1.29	0	0	1.00%	2.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.62	0	$0	0.75%	2.6%
12/31/2010	1.57	0	0	0.75%	12.7%
12/31/2009	1.40	0	0	0.75%	42.2%
12/31/2008	0.98	0	0	0.75%	-24.8%
12/31/2007	1.31	0	0	0.75%	2.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.65	191	$315	0.50%	2.9%
12/31/2010	1.60	150	240	0.50%	13.0%
12/31/2009	1.42	117	166	0.50%	42.6%
12/31/2008	1.00	101	101	0.50%	-24.6%
12/31/2007	1.32	86	114	0.50%	2.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.68	0	$0	0.25%	3.1%
12/31/2010	1.63	0	0	0.25%	13.3%
12/31/2009	1.44	0	0	0.25%	42.9%
12/31/2008	1.01	0	0	0.25%	-24.4%
12/31/2007	1.33	0	0	0.25%	2.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.72	63	$109	0.00%	3.4%
12/31/2010	1.66	40	66	0.00%	13.6%
12/31/2009	1.46	17	26	0.00%	43.3%
12/31/2008	1.02	0	0	0.00%	-24.2%
12/31/2007	1.35	0	0	0.00%	3.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	7.0%
2010	7.2%
2009	7.7%
2008	8.3%
2007	6.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pimco Real Return - Admin Class - 693391112

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$670,094	$684,824	57,383
Receivables: investments sold	6,460
Payables: investments purchased	—
Net assets	$676,554

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$676,554	594,719	$1.14
Band 100	—	—	1.14
Band 75	—	—	1.15
Band 50	—	—	1.15
Band 25	—	—	1.16
Band 0	—	—	1.16
Total	$676,554	594,719

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$5,911
Mortality & expense charges	(2,379)
Net investment income (loss)	3,532

Gain (loss) on investments:
Net realized gain (loss)	285
Realized gain distributions	18,121
Net change in unrealized appreciation (depreciation)	(14,733)
Net gain (loss)	3,673

Increase (decrease) in net assets from operations	$7,205

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,532	$1
Net realized gain (loss)	285	—
Realized gain distributions	18,121	—
Net change in unrealized appreciation (depreciation)	(14,733)	3

Increase (decrease) in net assets from operations	7,205	4

Contract owner transactions:
Proceeds from units sold	839,449	1,727
Cost of units redeemed	(171,751)	—
Account charges	(80)	—
Increase (decrease)	667,618	1,727
Net increase (decrease)	674,823	1,731
Net assets, beginning	1,731	—
Net assets, ending	$676,554	$1,731

Units sold	750,773	1,673
Units redeemed	(157,727)	—
Net increase (decrease)	593,046	1,673
Units outstanding, beginning	1,673	—
Units outstanding, ending	594,719	1,673

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$841,176
Cost of units redeemed/account charges	(171,831)
Net investment income (loss)	3,533
Net realized gain (loss)	285
Realized gain distributions	18,121
Net change in unrealized appreciation (depreciation)	(14,730)
$676,554

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	595	$677	1.25%	9.9%
12/31/2010	1.03	2	2	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	1.00%	10.2%
12/31/2010	1.04	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.75%	10.5%
12/31/2010	1.04	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.50%	10.8%
12/31/2010	1.04	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.25%	11.0%
12/31/2010	1.04	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.00%	11.3%
12/31/2010	1.04	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.7%
2010	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pimco Real Return - R Class - 72200Q760

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$236,027	$236,892	20,029
Receivables: investments sold	121
Payables: investments purchased	—
Net assets	$236,148

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$236,148	209,010	$1.13
Band 100	—	—	1.13
Band 75	—	—	1.14
Band 50	—	—	1.14
Band 25	—	—	1.15
Band 0	—	—	1.15
Total	$236,148	209,010

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$4,488
Mortality & expense charges	(1,658)
Net investment income (loss)	2,830

Gain (loss) on investments:
Net realized gain (loss)	3,082
Realized gain distributions	6,578
Net change in unrealized appreciation (depreciation)	(866)
Net gain (loss)	8,794

Increase (decrease) in net assets from operations	$11,624

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,830	$—
Net realized gain (loss)	3,082	—
Realized gain distributions	6,578	—
Net change in unrealized appreciation (depreciation)	(866)	1

Increase (decrease) in net assets from operations	11,624	1

Contract owner transactions:
Proceeds from units sold	286,510	171
Cost of units redeemed	(62,076)	—
Account charges	(82)	—
Increase (decrease)	224,352	171
Net increase (decrease)	235,976	172
Net assets, beginning	172	—
Net assets, ending	$236,148	$172

Units sold	376,937	167
Units redeemed	(168,094)	—
Net increase (decrease)	208,843	167
Units outstanding, beginning	167	—
Units outstanding, ending	209,010	167

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$286,681
Cost of units redeemed/account charges	(62,158)
Net investment income (loss)	2,830
Net realized gain (loss)	3,082
Realized gain distributions	6,578
Net change in unrealized appreciation (depreciation)	(865)
$236,148

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	209	$236	1.25%	9.5%
12/31/2010	1.03	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	1.00%	9.8%
12/31/2010	1.03	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	0.75%	10.0%
12/31/2010	1.04	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	0.50%	10.3%
12/31/2010	1.04	0	0	0.50%	0.0%

	Band 25				`
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.25%	10.6%
12/31/2010	1.04	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.00%	10.9%
12/31/2010	1.04	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.8%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pimco Total Return - Admin Class - 693390726

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$59,233,141	$59,885,371	5,591,164
Receivables: investments sold	1,542,814
Payables: investments purchased	—
Net assets	$60,775,955

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$58,835,075	43,049,477	$1.37
Band 100	—	—	1.38
Band 75	—	—	1.40
Band 50	—	—	1.41
Band 25	—	—	1.43
Band 0	1,940,880	1,340,782	1.45
Total	$60,775,955	44,390,259

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,922,883
Mortality & expense charges	(618,279)
Net investment income (loss)	1,304,604

Gain (loss) on investments:
Net realized gain (loss)	396,963
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(398,054)
Net gain (loss)	(1,091)

Increase (decrease) in net assets from operations	$1,303,513

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,304,604	$527,127
Net realized gain (loss)	396,963	131,279
Realized gain distributions	—	1,790,484
Net change in unrealized appreciation (depreciation)	(398,054)	(560,551)

Increase (decrease) in net assets from operations	1,303,513	1,888,339

Contract owner transactions:
Proceeds from units sold	34,202,136	30,687,422
Cost of units redeemed	(16,793,294)	(10,743,296)
Account charges	(51,800)	(10,871)
Increase (decrease)	17,357,042	19,933,255
Net increase (decrease)	18,660,555	21,821,594
Net assets, beginning	42,115,400	20,293,806
Net assets, ending	$60,775,955	$42,115,400

Units sold	25,384,080	25,280,101
Units redeemed	(12,555,491)	(10,058,260)
Net increase (decrease)	12,828,589	15,221,841
Units outstanding, beginning	31,561,670	16,339,829
Units outstanding, ending	44,390,259	31,561,670

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$92,418,101
Cost of units redeemed/account charges	(36,759,407)
Net investment income (loss)	2,723,961
Net realized gain (loss)	577,373
Realized gain distributions	2,468,157
Net change in unrealized appreciation (depreciation)	(652,230)
$60,775,955

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	43,049	$58,835	1.25%	2.6%
12/31/2010	1.33	30,193	40,209	1.25%	7.2%
12/31/2009	1.24	16,340	20,294	1.25%	12.1%
12/31/2008	1.11	9,428	10,442	1.25%	3.3%
12/31/2007	1.07	6,760	7,250	1.25%	7.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	1.00%	2.9%
12/31/2010	1.34	0	0	1.00%	7.5%
12/31/2009	1.25	0	0	1.00%	12.4%
12/31/2008	1.11	0	0	1.00%	3.5%
12/31/2007	1.07	0	0	1.00%	7.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.75%	3.1%
12/31/2010	1.36	0	0	0.75%	7.8%
12/31/2009	1.26	0	0	0.75%	12.7%
12/31/2008	1.12	0	0	0.75%	3.8%
12/31/2007	1.08	0	0	0.75%	7.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.50%	3.4%
12/31/2010	1.37	0	0	0.50%	8.0%
12/31/2009	1.27	0	0	0.50%	13.0%
12/31/2008	1.12	0	0	0.50%	4.0%
12/31/2007	1.08	0	0	0.50%	7.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.25%	3.7%
12/31/2010	1.38	0	0	0.25%	8.3%
12/31/2009	1.27	0	0	0.25%	13.3%
12/31/2008	1.13	0	0	0.25%	4.3%
12/31/2007	1.08	0	0	0.25%	7.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	1,341	$1,941	0.00%	3.9%
12/31/2010	1.39	1,369	1,907	0.00%	8.6%
12/31/2009	1.28	0	0	0.00%	13.6%
12/31/2008	1.13	0	0	0.00%	4.6%
12/31/2007	1.08	0	0	0.00%	8.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.7%
2010	2.9%
2009	4.8%
2008	4.9%
2007	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pimco Total Return - R Class - 72200Q851

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$28,251,884	$28,673,839	2,632,887
Receivables: investments sold	367,603
Payables: investments purchased	—
Net assets	$28,619,487

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$26,792,840	18,591,317	$1.44
Band 100	73,543	49,991	1.47
Band 75	—	—	1.50
Band 50	96,131	62,707	1.53
Band 25	—	—	1.56
Band 0	1,656,973	1,036,725	1.60
Total	$28,619,487	19,740,740

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$822,214
Mortality & expense charges	(289,614)
Net investment income (loss)	532,600

Gain (loss) on investments:
Net realized gain (loss)	290,961
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(315,231)
Net gain (loss)	(24,270)

Increase (decrease) in net assets from operations	$508,330

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$532,600	$216,655
Net realized gain (loss)	290,961	202,324
Realized gain distributions	—	972,096
Net change in unrealized appreciation (depreciation)	(315,231)	(409,374)

Increase (decrease) in net assets from operations	508,330	981,701

Contract owner transactions:
Proceeds from units sold	18,193,431	15,529,354
Cost of units redeemed	(11,006,943)	(7,003,542)
Account charges	(19,858)	(11,639)
Increase (decrease)	7,166,630	8,514,173
Net increase (decrease)	7,674,960	9,495,874
Net assets, beginning	20,944,527	11,448,653
Net assets, ending	$28,619,487	$20,944,527

Units sold	12,812,344	11,323,199
Units redeemed	(7,878,678)	(5,163,549)
Net increase (decrease)	4,933,666	6,159,650
Units outstanding, beginning	14,807,074	8,647,424
Units outstanding, ending	19,740,740	14,807,074

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$59,972,152
Cost of units redeemed/account charges	(34,337,898)
Net investment income (loss)	1,499,041
Net realized gain (loss)	538,100
Realized gain distributions	1,370,047
Net change in unrealized appreciation (depreciation)	(421,955)
$28,619,487

* Date of Fund Inception into Variable Account: 10/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	18,591	$26,793	1.25%	2.2%
12/31/2010	1.41	14,234	20,069	1.25%	6.8%
12/31/2009	1.32	8,337	11,010	1.25%	11.7%
12/31/2008	1.18	3,644	4,310	1.25%	2.8%
12/31/2007	1.15	1,373	1,581	1.25%	7.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.47	50	$74	1.00%	2.5%
12/31/2010	1.44	86	124	1.00%	7.0%
12/31/2009	1.34	66	88	1.00%	11.9%
12/31/2008	1.20	65	77	1.00%	3.0%
12/31/2007	1.16	16	19	1.00%	7.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.50	0	$0	0.75%	2.7%
12/31/2010	1.46	0	0	0.75%	7.3%
12/31/2009	1.36	0	0	0.75%	12.2%
12/31/2008	1.21	0	0	0.75%	3.3%
12/31/2007	1.18	0	0	0.75%	7.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.53	63	$96	0.50%	3.0%
12/31/2010	1.49	13	20	0.50%	7.6%
12/31/2009	1.38	0	0	0.50%	12.5%
12/31/2008	1.23	0	0	0.50%	3.6%
12/31/2007	1.19	0	0	0.50%	7.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.56	0	$0	0.25%	3.2%
12/31/2010	1.52	0	0	0.25%	7.8%
12/31/2009	1.41	0	0	0.25%	12.8%
12/31/2008	1.25	0	0	0.25%	3.8%
12/31/2007	1.20	0	0	0.25%	8.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.60	1,037	$1,657	0.00%	3.5%
12/31/2010	1.54	474	732	0.00%	8.1%
12/31/2009	1.43	245	351	0.00%	13.1%
12/31/2008	1.26	8	10	0.00%	4.1%
12/31/2007	1.21	7	8	0.00%	8.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.3%
2010	2.6%
2009	4.5%
2008	3.8%
2007	7.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pioneer Bond Fund - R Class - 723622502

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,094,249	$1,083,394	117,135
Receivables: investments sold	32,593
Payables: investments purchased	—
Net assets	$1,126,842

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,126,842	864,672	$1.30
Band 100	—	—	1.32
Band 75	—	—	1.35
Band 50	—	—	1.37
Band 25	—	—	1.39
Band 0	—	—	1.42
Total	$1,126,842	864,672

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$41,431
Mortality & expense charges	(12,027)
Net investment income (loss)	29,404

Gain (loss) on investments:
Net realized gain (loss)	12,563
Realized gain distributions	5,370
Net change in unrealized appreciation (depreciation)	(15,418)
Net gain (loss)	2,515

Increase (decrease) in net assets from operations	$31,919

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$29,404	$25,099
Net realized gain (loss)	12,563	30,150
Realized gain distributions	5,370	—
Net change in unrealized appreciation (depreciation)	(15,418)	9,535

Increase (decrease) in net assets from operations	31,919	64,784

Contract owner transactions:
Proceeds from units sold	632,943	565,636
Cost of units redeemed	(486,454)	(555,284)
Account charges	(470)	(319)
Increase (decrease)	146,019	10,033
Net increase (decrease)	177,938	74,817
Net assets, beginning	948,904	874,087
Net assets, ending	$1,126,842	$948,904

Units sold	514,639	466,271
Units redeemed	(402,843)	(460,633)
Net increase (decrease)	111,796	5,638
Units outstanding, beginning	752,876	747,238
Units outstanding, ending	864,672	752,876

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,763,190
Cost of units redeemed/account charges	(1,799,716)
Net investment income (loss)	113,003
Net realized gain (loss)	27,133
Realized gain distributions	12,377
Net change in unrealized appreciation (depreciation)	10,855
$1,126,842

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	865	$1,127	1.25%	3.4%
12/31/2010	1.26	753	949	1.25%	7.7%
12/31/2009	1.17	747	874	1.25%	15.9%
12/31/2008	1.01	537	542	1.25%	-6.1%
12/31/2007	1.07	288	310	1.25%	4.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	1.00%	3.7%
12/31/2010	1.28	0	0	1.00%	8.0%
12/31/2009	1.18	0	0	1.00%	16.2%
12/31/2008	1.02	0	0	1.00%	-5.8%
12/31/2007	1.08	0	0	1.00%	4.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	0.75%	3.9%
12/31/2010	1.30	0	0	0.75%	8.3%
12/31/2009	1.20	0	0	0.75%	16.4%
12/31/2008	1.03	0	0	0.75%	-5.6%
12/31/2007	1.09	0	0	0.75%	5.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	0.50%	4.2%
12/31/2010	1.31	0	0	0.50%	8.6%
12/31/2009	1.21	0	0	0.50%	16.7%
12/31/2008	1.04	0	0	0.50%	-5.4%
12/31/2007	1.10	0	0	0.50%	5.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.25%	4.4%
12/31/2010	1.33	0	0	0.25%	8.8%
12/31/2009	1.23	0	0	0.25%	17.0%
12/31/2008	1.05	0	0	0.25%	-5.1%
12/31/2007	1.10	0	0	0.25%	5.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.00%	4.7%
12/31/2010	1.35	0	0	0.00%	9.1%
12/31/2009	1.24	0	0	0.00%	17.3%
12/31/2008	1.06	0	0	0.00%	-4.9%
12/31/2007	1.11	0	0	0.00%	6.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	4.0%
2010	4.0%
2009	5.2%
2008	6.9%
2007	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pioneer Emerging Markets - A Class - 723661104

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$633,042	$734,795	28,557
Receivables: investments sold	1,516
Payables: investments purchased	—
Net assets	$634,558

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$623,277	660,579	$0.94
Band 100	—	—	0.96
Band 75	—	—	0.97
Band 50	—	—	0.98
Band 25	—	—	0.99
Band 0	11,281	11,205	1.01
Total	$634,558	671,784

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(10,197)
Net investment income (loss)	(10,197)

Gain (loss) on investments:
Net realized gain (loss)	160,374
Realized gain distributions	30,709
Net change in unrealized appreciation (depreciation)	(396,040)
Net gain (loss)	(204,957)

Increase (decrease) in net assets from operations	$(215,154)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,197)	$(9,901)
Net realized gain (loss)	160,374	(58,261)
Realized gain distributions	30,709	—
Net change in unrealized appreciation (depreciation)	(396,040)	193,297

Increase (decrease) in net assets from operations	(215,154)	125,135

Contract owner transactions:
Proceeds from units sold	196,872	406,739
Cost of units redeemed	(455,895)	(224,449)
Account charges	(682)	(776)
Increase (decrease)	(259,705)	181,514
Net increase (decrease)	(474,859)	306,649
Net assets, beginning	1,109,417	802,768
Net assets, ending	$634,558	$1,109,417

Units sold	175,736	391,339
Units redeemed	(380,975)	(242,519)
Net increase (decrease)	(205,239)	148,820
Units outstanding, beginning	877,023	728,203
Units outstanding, ending	671,784	877,023

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,796,177
Cost of units redeemed/account charges	(1,099,807)
Net investment income (loss)	(29,034)
Net realized gain (loss)	2,636
Realized gain distributions	66,339
Net change in unrealized appreciation (depreciation)	(101,753)
$634,558

* Date of Fund Inception into Variable Account: 10/24/2006

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	661	$623	1.25%	-25.2%
12/31/2010	1.26	827	1,043	1.25%	14.7%
12/31/2009	1.10	678	745	1.25%	71.4%
12/31/2008	0.64	366	235	1.25%	-59.5%
12/31/2007	1.59	167	265	1.25%	40.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	0	$0	1.00%	-25.0%
12/31/2010	1.27	0	0	1.00%	15.0%
12/31/2009	1.11	0	0	1.00%	71.8%
12/31/2008	0.64	0	0	1.00%	-59.4%
12/31/2007	1.59	0	0	1.00%	40.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.75%	-24.8%
12/31/2010	1.29	0	0	0.75%	15.3%
12/31/2009	1.12	0	0	0.75%	72.3%
12/31/2008	0.65	0	0	0.75%	-59.3%
12/31/2007	1.59	0	0	0.75%	40.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.50%	-24.6%
12/31/2010	1.30	0	0	0.50%	15.6%
12/31/2009	1.13	0	0	0.50%	72.7%
12/31/2008	0.65	0	0	0.50%	-59.2%
12/31/2007	1.60	0	0	0.50%	41.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.25%	-24.4%
12/31/2010	1.32	0	0	0.25%	15.9%
12/31/2009	1.13	0	0	0.25%	73.1%
12/31/2008	0.66	0	0	0.25%	-59.1%
12/31/2007	1.60	0	0	0.25%	41.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	11	$11	0.00%	-24.2%
12/31/2010	1.33	50	67	0.00%	16.2%
12/31/2009	1.14	50	57	0.00%	73.6%
12/31/2008	0.66	2	2	0.00%	-59.0%
12/31/2007	1.61	0	0	0.00%	42.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.2%
2008	1.1%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pioneer Equity Income Fund - A Class - 72366V108

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$13,839	$12,422	523
Receivables: investments sold	2
Payables: investments purchased	—
Net assets	$13,841

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$13,841	15,071	$0.92
Band 100	—	—	0.93
Band 75	—	—	0.94
Band 50	—	—	0.95
Band 25	—	—	0.96
Band 0	—	—	0.97
Total	$13,841	15,071

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$216
Mortality & expense charges	(120)
Net investment income (loss)	96

Gain (loss) on investments:
Net realized gain (loss)	51
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	333
Net gain (loss)	384

Increase (decrease) in net assets from operations	$480

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$96	$28
Net realized gain (loss)	51	9
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	333	846

Increase (decrease) in net assets from operations	480	883

Contract owner transactions:
Proceeds from units sold	6,158	4,028
Cost of units redeemed	(75)	—
Account charges	(2)	—
Increase (decrease)	6,081	4,028
Net increase (decrease)	6,561	4,911
Net assets, beginning	7,280	2,369
Net assets, ending	$13,841	$7,280

Units sold	6,826	5,140
Units redeemed	(85)	—
Net increase (decrease)	6,741	5,140
Units outstanding, beginning	8,330	3,190
Units outstanding, ending	15,071	8,330

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$12,323
Cost of units redeemed/account charges	(97)
Net investment income (loss)	138
Net realized gain (loss)	60
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	1,417
$13,841

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	15	$14	1.25%	5.1%
12/31/2010	0.87	8	7	1.25%	17.7%
12/31/2009	0.74	3	2	1.25%	9.7%
12/31/2008	0.68	0	0	1.25%	-30.9%
12/31/2007	0.98	0	0	1.25%	-2.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	1.00%	5.3%
12/31/2010	0.88	0	0	1.00%	18.0%
12/31/2009	0.75	0	0	1.00%	10.0%
12/31/2008	0.68	0	0	1.00%	-30.7%
12/31/2007	0.98	0	0	1.00%	-2.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.75%	5.6%
12/31/2010	0.89	0	0	0.75%	18.3%
12/31/2009	0.75	0	0	0.75%	10.2%
12/31/2008	0.68	0	0	0.75%	-30.5%
12/31/2007	0.98	0	0	0.75%	-2.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	0	$0	0.50%	5.9%
12/31/2010	0.89	0	0	0.50%	18.6%
12/31/2009	0.75	0	0	0.50%	10.5%
12/31/2008	0.68	0	0	0.50%	-30.4%
12/31/2007	0.98	0	0	0.50%	-1.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	0	$0	0.25%	6.1%
12/31/2010	0.90	0	0	0.25%	18.9%
12/31/2009	0.76	0	0	0.25%	10.8%
12/31/2008	0.68	0	0	0.25%	-30.2%
12/31/2007	0.98	0	0	0.25%	-1.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.00%	6.4%
12/31/2010	0.91	0	0	0.00%	19.2%
12/31/2009	0.76	0	0	0.00%	11.1%
12/31/2008	0.69	0	0	0.00%	-30.0%
12/31/2007	0.98	0	0	0.00%	-1.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.0%
2010	1.7%
2009	2.1%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pioneer Equity Income Fund - R Class - 72366V504

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,587,608	$1,334,108	58,948
Receivables: investments sold	—
Payables: investments purchased	(13,676)
Net assets	$1,573,932

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,505,517	1,656,313	$0.91
Band 100	—	—	0.92
Band 75	—	—	0.93
Band 50	—	—	0.94
Band 25	—	—	0.95
Band 0	68,415	71,479	0.96
Total	$1,573,932	1,727,792

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$24,043
Mortality & expense charges	(16,815)
Net investment income (loss)	7,228

Gain (loss) on investments:
Net realized gain (loss)	34,658
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	21,694
Net gain (loss)	56,352

Increase (decrease) in net assets from operations	$63,580

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,228	$3,015
Net realized gain (loss)	34,658	17,732
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	21,694	133,536

Increase (decrease) in net assets from operations	63,580	154,283

Contract owner transactions:
Proceeds from units sold	476,608	429,335
Cost of units redeemed	(119,412)	(78,359)
Account charges	(167)	(121)
Increase (decrease)	357,029	350,855
Net increase (decrease)	420,609	505,138
Net assets, beginning	1,153,323	648,185
Net assets, ending	$1,573,932	$1,153,323

Units sold	534,386	589,431
Units redeemed	(133,215)	(137,586)
Net increase (decrease)	401,171	451,845
Units outstanding, beginning	1,326,621	874,776
Units outstanding, ending	1,727,792	1,326,621

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,490,120
Cost of units redeemed/account charges	(234,047)
Net investment income (loss)	14,484
Net realized gain (loss)	49,875
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	253,500
$1,573,932

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	1,656	$1,506	1.25%	4.8%
12/31/2010	0.87	1,263	1,096	1.25%	17.4%
12/31/2009	0.74	807	597	1.25%	9.5%
12/31/2008	0.68	1	0	1.25%	-31.0%
12/31/2007	0.98	0	0	1.25%	-2.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	1.00%	5.0%
12/31/2010	0.87	0	0	1.00%	17.6%
12/31/2009	0.74	0	0	1.00%	9.8%
12/31/2008	0.68	0	0	1.00%	-30.9%
12/31/2007	0.98	0	0	1.00%	-2.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.75%	5.3%
12/31/2010	0.88	0	0	0.75%	17.9%
12/31/2009	0.75	0	0	0.75%	10.0%
12/31/2008	0.68	0	0	0.75%	-30.7%
12/31/2007	0.98	0	0	0.75%	-2.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.50%	5.5%
12/31/2010	0.89	0	0	0.50%	18.2%
12/31/2009	0.75	0	0	0.50%	10.3%
12/31/2008	0.68	0	0	0.50%	-30.5%
12/31/2007	0.98	0	0	0.50%	-2.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	0	$0	0.25%	5.8%
12/31/2010	0.90	0	0	0.25%	18.5%
12/31/2009	0.76	0	0	0.25%	10.6%
12/31/2008	0.68	0	0	0.25%	-30.3%
12/31/2007	0.98	0	0	0.25%	-2.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	71	$68	0.00%	6.1%
12/31/2010	0.90	63	57	0.00%	18.8%
12/31/2009	0.76	68	51	0.00%	10.9%
12/31/2008	0.68	0	0	0.00%	-30.2%
12/31/2007	0.98	0	0	0.00%	-1.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.8%
2010	1.4%
2009	2.5%
2008	1.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pioneer Fund - R Class - 723682506

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$410,541	$383,761	10,642
Receivables: investments sold	1,000
Payables: investments purchased	—
Net assets	$411,541

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$411,541	406,808	$1.01
Band 100	—	—	1.03
Band 75	—	—	1.05
Band 50	—	—	1.06
Band 25	—	—	1.08
Band 0	—	—	1.10
Total	$411,541	406,808

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$3,679
Mortality & expense charges	(5,539)
Net investment income (loss)	(1,860)

Gain (loss) on investments:
Net realized gain (loss)	30,141
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(58,500)
Net gain (loss)	(28,359)

Increase (decrease) in net assets from operations	$(30,219)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,860)	$(2,379)
Net realized gain (loss)	30,141	13,637
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(58,500)	41,305

Increase (decrease) in net assets from operations	(30,219)	52,563

Contract owner transactions:
Proceeds from units sold	80,132	137,945
Cost of units redeemed	(73,519)	(58,541)
Account charges	(237)	(247)
Increase (decrease)	6,376	79,157
Net increase (decrease)	(23,843)	131,720
Net assets, beginning	435,384	303,664
Net assets, ending	$411,541	$435,384

Units sold	125,229	143,994
Units redeemed	(122,868)	(60,804)
Net increase (decrease)	2,361	83,190
Units outstanding, beginning	404,447	321,257
Units outstanding, ending	406,808	404,447

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$723,799
Cost of units redeemed/account charges	(347,636)
Net investment income (loss)	(5,309)
Net realized gain (loss)	1,774
Realized gain distributions	12,133
Net change in unrealized appreciation (depreciation)	26,780
$411,541

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	407	$412	1.25%	-6.0%
12/31/2010	1.08	404	435	1.25%	13.9%
12/31/2009	0.95	321	304	1.25%	22.4%
12/31/2008	0.77	76	59	1.25%	-35.3%
12/31/2007	1.19	115	137	1.25%	3.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	1.00%	-5.8%
12/31/2010	1.09	0	0	1.00%	14.2%
12/31/2009	0.96	0	0	1.00%	22.7%
12/31/2008	0.78	0	0	1.00%	-35.1%
12/31/2007	1.20	0	0	1.00%	3.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.75%	-5.6%
12/31/2010	1.11	0	0	0.75%	14.5%
12/31/2009	0.97	0	0	0.75%	23.0%
12/31/2008	0.79	0	0	0.75%	-35.0%
12/31/2007	1.21	0	0	0.75%	3.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.50%	-5.3%
12/31/2010	1.12	0	0	0.50%	14.7%
12/31/2009	0.98	0	0	0.50%	23.3%
12/31/2008	0.79	0	0	0.50%	-34.8%
12/31/2007	1.22	0	0	0.50%	4.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.25%	-5.1%
12/31/2010	1.14	0	0	0.25%	15.0%
12/31/2009	0.99	0	0	0.25%	23.6%
12/31/2008	0.80	0	0	0.25%	-34.6%
12/31/2007	1.22	0	0	0.25%	4.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.00%	-4.8%
12/31/2010	1.15	0	0	0.00%	15.3%
12/31/2009	1.00	0	0	0.00%	23.9%
12/31/2008	0.81	0	0	0.00%	-34.5%
12/31/2007	1.23	0	0	0.00%	4.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.9%
2010	0.6%
2009	1.0%
2008	1.0%
2007	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pioneer Fund Growth Opportunities VCT - I Class - 724027230

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$11,575,414	$11,530,722	514,218
Receivables: investments sold	—
Payables: investments purchased	(10,649)
Net assets	$11,564,765

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$11,564,765	6,289,827	$1.84
Band 100	—	—	1.88
Band 75	—	—	1.92
Band 50	—	—	1.96
Band 25	—	—	2.00
Band 0	—	—	2.21
Total	$11,564,765	6,289,827

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(155,593)
Net investment income (loss)	(155,593)

Gain (loss) on investments:
Net realized gain (loss)	(2,706)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(293,731)
Net gain (loss)	(296,437)

Increase (decrease) in net assets from operations	$(452,030)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(155,593)	$(140,008)
Net realized gain (loss)	(2,706)	(248,282)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(293,731)	2,348,869

Increase (decrease) in net assets from operations	(452,030)	1,960,579

Contract owner transactions:
Proceeds from units sold	1,672,664	1,931,114
Cost of units redeemed	(2,194,811)	(2,400,058)
Account charges	(4,426)	(5,247)
Increase (decrease)	(526,573)	(474,191)
Net increase (decrease)	(978,603)	1,486,388
Net assets, beginning	12,543,368	11,056,980
Net assets, ending	$11,564,765	$12,543,368

Units sold	905,263	1,142,854
Units redeemed	(1,200,645)	(1,449,619)
Net increase (decrease)	(295,382)	(306,765)
Units outstanding, beginning	6,585,209	6,891,974
Units outstanding, ending	6,289,827	6,585,209

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$81,366,416
Cost of units redeemed/account charges	(74,105,827)
Net investment income (loss)	425,408
Net realized gain (loss)	(338,323)
Realized gain distributions	4,172,399
Net change in unrealized appreciation (depreciation)	44,692
$11,564,765

* Date of Fund Inception into Variable Account: 5/1/1997

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.84	6,290	$11,565	1.25%	-3.5%
12/31/2010	1.90	6,585	12,543	1.25%	18.7%
12/31/2009	1.60	6,892	11,057	1.25%	42.8%
12/31/2008	1.12	6,993	7,858	1.25%	-36.3%
12/31/2007	1.76	9,469	16,703	1.25%	-5.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.88	0	$0	1.00%	-3.2%
12/31/2010	1.94	0	0	1.00%	19.0%
12/31/2009	1.63	0	0	1.00%	43.1%
12/31/2008	1.14	0	0	1.00%	-36.1%
12/31/2007	1.78	0	0	1.00%	-4.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.92	0	$0	0.75%	-3.0%
12/31/2010	1.98	0	0	0.75%	19.3%
12/31/2009	1.66	0	0	0.75%	43.5%
12/31/2008	1.15	0	0	0.75%	-36.0%
12/31/2007	1.80	0	0	0.75%	-4.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.96	0	$0	0.50%	-2.7%
12/31/2010	2.01	0	0	0.50%	19.6%
12/31/2009	1.68	0	0	0.50%	43.8%
12/31/2008	1.17	0	0	0.50%	-35.8%
12/31/2007	1.82	0	0	0.50%	-4.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.00	0	$0	0.25%	-2.5%
12/31/2010	2.05	0	0	0.25%	19.9%
12/31/2009	1.71	0	0	0.25%	44.2%
12/31/2008	1.18	0	0	0.25%	-35.7%
12/31/2007	1.84	0	0	0.25%	-4.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.21	0	$0	0.00%	-2.3%
12/31/2010	2.26	0	0	0.00%	20.2%
12/31/2009	1.88	0	0	0.00%	44.6%
12/31/2008	1.30	0	0	0.00%	-35.5%
12/31/2007	2.02	0	0	0.00%	-3.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pioneer Fund VCT Portfolio - I Class - 724027875

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,038,594	$2,135,234	102,140
Receivables: investments sold	128
Payables: investments purchased	—
Net assets	$2,038,722

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,038,722	1,603,035	$1.27
Band 100	—	—	1.30
Band 75	—	—	1.33
Band 50	—	—	1.35
Band 25	—	—	1.38
Band 0	—	—	1.53
Total	$2,038,722	1,603,035

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$47,770
Mortality & expense charges	(42,177)
Net investment income (loss)	5,593

Gain (loss) on investments:
Net realized gain (loss)	(77,584)
Realized gain distributions	240,497
Net change in unrealized appreciation (depreciation)	(232,689)
Net gain (loss)	(69,776)

Increase (decrease) in net assets from operations	$(64,183)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,593	$5,305
Net realized gain (loss)	(77,584)	(8,214)
Realized gain distributions	240,497	—
Net change in unrealized appreciation (depreciation)	(232,689)	557,903

Increase (decrease) in net assets from operations	(64,183)	554,994

Contract owner transactions:
Proceeds from units sold	291,693	506,076
Cost of units redeemed	(2,582,819)	(617,403)
Account charges	(568)	(488)
Increase (decrease)	(2,291,694)	(111,815)
Net increase (decrease)	(2,355,877)	443,179
Net assets, beginning	4,394,599	3,951,420
Net assets, ending	$2,038,722	$4,394,599

Units sold	220,239	448,289
Units redeemed	(1,882,937)	(547,259)
Net increase (decrease)	(1,662,698)	(98,970)
Units outstanding, beginning	3,265,733	3,364,703
Units outstanding, ending	1,603,035	3,265,733

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$20,219,851
Cost of units redeemed/account charges	(18,242,311)
Net investment income (loss)	371,334
Net realized gain (loss)	(639,493)
Realized gain distributions	425,981
Net change in unrealized appreciation (depreciation)	(96,640)
$2,038,722

* Date of Fund Inception into Variable Account: 5/1/1997

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	1,603	$2,039	1.25%	-5.5%
12/31/2010	1.35	3,266	4,395	1.25%	14.6%
12/31/2009	1.17	3,365	3,951	1.25%	23.6%
12/31/2008	0.95	3,541	3,364	1.25%	-35.1%
12/31/2007	1.46	3,557	5,205	1.25%	3.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	0	$0	1.00%	-5.3%
12/31/2010	1.37	0	0	1.00%	14.9%
12/31/2009	1.19	0	0	1.00%	24.0%
12/31/2008	0.96	0	0	1.00%	-34.9%
12/31/2007	1.48	0	0	1.00%	4.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.33	0	$0	0.75%	-5.0%
12/31/2010	1.40	0	0	0.75%	15.2%
12/31/2009	1.21	0	0	0.75%	24.3%
12/31/2008	0.98	0	0	0.75%	-34.8%
12/31/2007	1.49	0	0	0.75%	4.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	0.50%	-4.8%
12/31/2010	1.42	0	0	0.50%	15.4%
12/31/2009	1.23	0	0	0.50%	24.6%
12/31/2008	0.99	0	0	0.50%	-34.6%
12/31/2007	1.51	0	0	0.50%	4.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.25%	-4.5%
12/31/2010	1.45	0	0	0.25%	15.7%
12/31/2009	1.25	0	0	0.25%	24.9%
12/31/2008	1.00	0	0	0.25%	-34.4%
12/31/2007	1.53	0	0	0.25%	4.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.53	0	$0	0.00%	-4.3%
12/31/2010	1.60	0	0	0.00%	16.0%
12/31/2009	1.38	0	0	0.00%	25.2%
12/31/2008	1.10	0	0	0.00%	-34.3%
12/31/2007	1.68	0	0	0.00%	5.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.5%
2010	1.3%
2009	1.7%
2008	1.9%
2007	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pioneer High Yield Fund - R Class - 72369B505

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,259,047	$1,192,280	118,855
Receivables: investments sold	—
Payables: investments purchased	(373)
Net assets	$1,258,674

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$974,620	718,036	$1.36
Band 100	109,115	79,069	1.38
Band 75	—	—	1.40
Band 50	174,939	122,648	1.43
Band 25	—	—	1.45
Band 0	—	—	1.47
Total	$1,258,674	919,753

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$61,072
Mortality & expense charges	(13,617)
Net investment income (loss)	47,455

Gain (loss) on investments:
Net realized gain (loss)	115,359
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(189,866)
Net gain (loss)	(74,507)

Increase (decrease) in net assets from operations	$(27,052)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$47,455	$46,840
Net realized gain (loss)	115,359	(28,819)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(189,866)	161,694

Increase (decrease) in net assets from operations	(27,052)	179,715

Contract owner transactions:
Proceeds from units sold	318,304	330,525
Cost of units redeemed	(269,048)	(428,168)
Account charges	(743)	(554)
Increase (decrease)	48,513	(98,197)
Net increase (decrease)	21,461	81,518
Net assets, beginning	1,237,213	1,155,695
Net assets, ending	$1,258,674	$1,237,213

Units sold	280,747	269,106
Units redeemed	(236,920)	(343,255)
Net increase (decrease)	43,827	(74,149)
Units outstanding, beginning	875,926	950,075
Units outstanding, ending	919,753	875,926

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,101,856
Cost of units redeemed/account charges	(1,125,750)
Net investment income (loss)	181,647
Net realized gain (loss)	(4,537)
Realized gain distributions	38,691
Net change in unrealized appreciation (depreciation)	66,767
$1,258,674

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	718	$975	1.25%	-3.1%
12/31/2010	1.40	664	930	1.25%	15.9%
12/31/2009	1.21	733	886	1.25%	59.6%
12/31/2008	0.76	344	260	1.25%	-37.9%
12/31/2007	1.22	254	310	1.25%	5.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	79	$109	1.00%	-2.9%
12/31/2010	1.42	72	103	1.00%	16.2%
12/31/2009	1.22	66	80	1.00%	60.0%
12/31/2008	0.76	70	53	1.00%	-37.7%
12/31/2007	1.23	74	91	1.00%	5.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.75%	-2.6%
12/31/2010	1.44	0	0	0.75%	16.5%
12/31/2009	1.24	0	0	0.75%	60.4%
12/31/2008	0.77	0	0	0.75%	-37.5%
12/31/2007	1.23	0	0	0.75%	5.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	123	$175	0.50%	-2.4%
12/31/2010	1.46	140	205	0.50%	16.8%
12/31/2009	1.25	152	190	0.50%	60.8%
12/31/2008	0.78	138	107	0.50%	-37.4%
12/31/2007	1.24	111	138	0.50%	6.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	0	$0	0.25%	-2.2%
12/31/2010	1.48	0	0	0.25%	17.1%
12/31/2009	1.27	0	0	0.25%	61.2%
12/31/2008	0.79	0	0	0.25%	-37.2%
12/31/2007	1.25	0	0	0.25%	6.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.47	0	$0	0.00%	-1.9%
12/31/2010	1.50	0	0	0.00%	17.4%
12/31/2009	1.28	0	0	0.00%	61.6%
12/31/2008	0.79	0	0	0.00%	-37.1%
12/31/2007	1.26	0	0	0.00%	6.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	4.9%
2010	5.0%
2009	6.2%
2008	7.0%
2007	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pioneer Mid Cap Value Fund - R Class - 72375Q504

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$392,740	$394,472	20,346
Receivables: investments sold	1,787
Payables: investments purchased	—
Net assets	$394,527

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$394,527	377,499	$1.05
Band 100	—	—	1.06
Band 75	—	—	1.08
Band 50	—	—	1.10
Band 25	—	—	1.12
Band 0	—	—	1.14
Total	$394,527	377,499

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,318
Mortality & expense charges	(8,656)
Net investment income (loss)	(6,338)

Gain (loss) on investments:
Net realized gain (loss)	71,590
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(124,227)
Net gain (loss)	(52,637)

Increase (decrease) in net assets from operations	$(58,975)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,338)	$(9,780)
Net realized gain (loss)	71,590	(108,102)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(124,227)	242,447

Increase (decrease) in net assets from operations	(58,975)	124,565

Contract owner transactions:
Proceeds from units sold	182,568	223,466
Cost of units redeemed	(575,260)	(415,228)
Account charges	(49)	(54)
Increase (decrease)	(392,741)	(191,816)
Net increase (decrease)	(451,716)	(67,251)
Net assets, beginning	846,243	913,494
Net assets, ending	$394,527	$846,243

Units sold	160,756	218,381
Units redeemed	(532,472)	(406,480)
Net increase (decrease)	(371,716)	(188,099)
Units outstanding, beginning	749,215	937,314
Units outstanding, ending	377,499	749,215

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,022,982
Cost of units redeemed/account charges	(1,628,531)
Net investment income (loss)	(34,638)
Net realized gain (loss)	(122,754)
Realized gain distributions	159,200
Net change in unrealized appreciation (depreciation)	(1,732)
$394,527

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	377	$395	1.25%	-7.5%
12/31/2010	1.13	749	846	1.25%	15.9%
12/31/2009	0.97	937	913	1.25%	22.9%
12/31/2008	0.79	764	606	1.25%	-34.7%
12/31/2007	1.21	720	874	1.25%	3.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	1.00%	-7.2%
12/31/2010	1.15	0	0	1.00%	16.2%
12/31/2009	0.99	0	0	1.00%	23.2%
12/31/2008	0.80	0	0	1.00%	-34.5%
12/31/2007	1.22	0	0	1.00%	4.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.75%	-7.0%
12/31/2010	1.16	0	0	0.75%	16.5%
12/31/2009	1.00	0	0	0.75%	23.5%
12/31/2008	0.81	0	0	0.75%	-34.4%
12/31/2007	1.23	0	0	0.75%	4.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.50%	-6.8%
12/31/2010	1.18	0	0	0.50%	16.8%
12/31/2009	1.01	0	0	0.50%	23.8%
12/31/2008	0.81	0	0	0.50%	-34.2%
12/31/2007	1.24	0	0	0.50%	4.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	0.25%	-6.5%
12/31/2010	1.19	0	0	0.25%	17.1%
12/31/2009	1.02	0	0	0.25%	24.1%
12/31/2008	0.82	0	0	0.25%	-34.0%
12/31/2007	1.25	0	0	0.25%	4.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	0.00%	-6.3%
12/31/2010	1.21	0	0	0.00%	17.4%
12/31/2009	1.03	0	0	0.00%	24.4%
12/31/2008	0.83	0	0	0.00%	-33.9%
12/31/2007	1.25	0	0	0.00%	5.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.4%
2010	0.2%
2009	0.7%
2008	0.8%
2007	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pioneer Oak Ridge Large Cap Growth Fund - R Class - 72387T702

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$6,933	$6,655	593
Receivables: investments sold	—
Payables: investments purchased	(72)
Net assets	$6,861

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$6,861	7,145	$0.96
Band 100	—	—	0.98
Band 75	—	—	0.99
Band 50	—	—	1.01
Band 25	—	—	1.03
Band 0	—	—	1.04
Total	$6,861	7,145

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(93)
Net investment income (loss)	(93)

Gain (loss) on investments:
Net realized gain (loss)	44
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(162)
Net gain (loss)	(118)

Increase (decrease) in net assets from operations	$(211)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(93)	$(91)
Net realized gain (loss)	44	125
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(162)	196

Increase (decrease) in net assets from operations	(211)	230

Contract owner transactions:
Proceeds from units sold	—	8,382
Cost of units redeemed	(966)	(5,955)
Account charges	—	(2)
Increase (decrease)	(966)	2,425
Net increase (decrease)	(1,177)	2,655
Net assets, beginning	8,038	5,383
Net assets, ending	$6,861	$8,038

Units sold	—	8,859
Units redeemed	(974)	(6,512)
Net increase (decrease)	(974)	2,347
Units outstanding, beginning	8,119	5,772
Units outstanding, ending	7,145	8,119

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$13,949
Cost of units redeemed/account charges	(7,295)
Net investment income (loss)	(202)
Net realized gain (loss)	103
Realized gain distributions	28
Net change in unrealized appreciation (depreciation)	278
$6,861

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	7	$7	1.25%	-3.0%
12/31/2010	0.99	8	8	1.25%	6.2%
12/31/2009	0.93	6	5	1.25%	31.6%
12/31/2008	0.71	0	0	1.25%	-39.2%
12/31/2007	1.17	0	0	1.25%	5.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	1.00%	-2.8%
12/31/2010	1.00	0	0	1.00%	6.4%
12/31/2009	0.94	0	0	1.00%	31.9%
12/31/2008	0.72	0	0	1.00%	-39.0%
12/31/2007	1.17	0	0	1.00%	6.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.75%	-2.5%
12/31/2010	1.02	0	0	0.75%	6.7%
12/31/2009	0.95	0	0	0.75%	32.2%
12/31/2008	0.72	0	0	0.75%	-38.9%
12/31/2007	1.18	0	0	0.75%	6.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.50%	-2.3%
12/31/2010	1.03	0	0	0.50%	7.0%
12/31/2009	0.97	0	0	0.50%	32.6%
12/31/2008	0.73	0	0	0.50%	-38.7%
12/31/2007	1.19	0	0	0.50%	6.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.25%	-2.0%
12/31/2010	1.05	0	0	0.25%	7.2%
12/31/2009	0.98	0	0	0.25%	32.9%
12/31/2008	0.73	0	0	0.25%	-38.6%
12/31/2007	1.20	0	0	0.25%	7.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.00%	-1.8%
12/31/2010	1.06	0	0	0.00%	7.5%
12/31/2009	0.99	0	0	0.00%	33.2%
12/31/2008	0.74	0	0	0.00%	-38.4%
12/31/2007	1.20	0	0	0.00%	7.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pioneer Strategic Income - A Class - 723884102

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,389	$1,406	130
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$1,389

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,389	1,401	$0.99
Band 100	—	—	0.99
Band 75	—	—	0.99
Band 50	—	—	1.00
Band 25	—	—	1.00
Band 0	—	—	1.00
Total	$1,389	1,401

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$16
Mortality & expense charges	(3)
Net investment income (loss)	13

Gain (loss) on investments:
Net realized gain (loss)	5
Realized gain distributions	11
Net change in unrealized appreciation (depreciation)	(17)
Net gain (loss)	(1)

Increase (decrease) in net assets from operations	$12

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13	$—
Net realized gain (loss)	5	—
Realized gain distributions	11	—
Net change in unrealized appreciation (depreciation)	(17)	—

Increase (decrease) in net assets from operations	12	—

Contract owner transactions:
Proceeds from units sold	2,543	—
Cost of units redeemed	(1,163)	—
Account charges	(3)	—
Increase (decrease)	1,377	—
Net increase (decrease)	1,389	—
Net assets, beginning	—	—
Net assets, ending	$1,389	$—

Units sold	2,573	—
Units redeemed	(1,172)	—
Net increase (decrease)	1,401	—
Units outstanding, beginning	—	—
Units outstanding, ending	1,401	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,543
Cost of units redeemed/account charges	(1,166)
Net investment income (loss)	13
Net realized gain (loss)	5
Realized gain distributions	11
Net change in unrealized appreciation (depreciation)	(17)
$1,389

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	1	$1	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Pioneer Strategic Income - Z Class - 723884607 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$0.99
Band 100	—	—	0.99
Band 75	—	—	1.00
Band 50	—	—	1.00
Band 25	—	—	1.00
Band 0	—	—	1.00
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent.  The information pertains to the past five years or from commencement date.  A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Prudential Financial Services Fund - A Class - 74441P106

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$81,098	$96,906	7,703
Receivables: investments sold	22
Payables: investments purchased	—
Net assets	$81,120

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$80,771	84,943	$0.95
Band 100	—	—	0.96
Band 75	—	—	0.96
Band 50	—	—	0.97
Band 25	—	—	0.97
Band 0	349	358	0.98
Total	$81,120	85,301

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,398
Mortality & expense charges	(1,038)
Net investment income (loss)	360

Gain (loss) on investments:
Net realized gain (loss)	(11,881)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(15,596)
Net gain (loss)	(27,477)

Increase (decrease) in net assets from operations	$(27,117)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$360	$(6)
Net realized gain (loss)	(11,881)	6
Realized gain distributions	—	416
Net change in unrealized appreciation (depreciation)	(15,596)	(212)

Increase (decrease) in net assets from operations	(27,117)	204

Contract owner transactions:
Proceeds from units sold	148,781	13,301
Cost of units redeemed	(53,778)	(270)
Account charges	(1)	—
Increase (decrease)	95,002	13,031
Net increase (decrease)	67,885	13,235
Net assets, beginning	13,235	—
Net assets, ending	$81,120	$13,235

Units sold	138,944	11,382
Units redeemed	(64,784)	(241)
Net increase (decrease)	74,160	11,141
Units outstanding, beginning	11,141	—
Units outstanding, ending	85,301	11,141

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$162,082
Cost of units redeemed/account charges	(54,049)
Net investment income (loss)	354
Net realized gain (loss)	(11,875)
Realized gain distributions	416
Net change in unrealized appreciation (depreciation)	(15,808)
$81,120

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	85	$81	1.25%	-20.0%
12/31/2010	1.19	11	13	1.25%	15.9%
12/31/2009	1.02	0	0	1.25%	2.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
.	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	0	$0	1.00%	-19.8%
12/31/2010	1.19	0	0	1.00%	16.2%
12/31/2009	1.02	0	0	1.00%	2.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
.	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	0	$0	0.75%	-19.6%
12/31/2010	1.19	0	0	0.75%	16.5%
12/31/2009	1.02	0	0	0.75%	2.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.50%	-19.4%
12/31/2010	1.20	0	0	0.50%	16.8%
12/31/2009	1.02	0	0	0.50%	2.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
.	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.25%	-19.2%
12/31/2010	1.20	0	0	0.25%	17.1%
12/31/2009	1.02	0	0	0.25%	2.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
.	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.00%	-18.9%
12/31/2010	1.20	0	0	0.00%	17.4%
12/31/2009	1.03	0	0	0.00%	2.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.0%
2010	0.1%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Prudential Financial Services Fund - Z Class - 74441P403

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$78,208	$94,779	7,270
Receivables: investments sold	23
Payables: investments purchased	—
Net assets	$78,231

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$78,231	81,788	$0.96
Band 100	—	—	0.96
Band 75	—	—	0.97
Band 50	—	—	0.97
Band 25	—	—	0.98
Band 0	—	—	0.98
Total	$78,231	81,788

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,510
Mortality & expense charges	(1,149)
Net investment income (loss)	361

Gain (loss) on investments:
Net realized gain (loss)	(2,609)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(16,571)
Net gain (loss)	(19,180)

Increase (decrease) in net assets from operations	$(18,819)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$361	$—
Net realized gain (loss)	(2,609)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(16,571)	—

Increase (decrease) in net assets from operations	(18,819)	—

Contract owner transactions:
Proceeds from units sold	173,467	—
Cost of units redeemed	(76,417)	—
Account charges	—	—
Increase (decrease)	97,050	—
Net increase (decrease)	78,231	—
Net assets, beginning	—	—
Net assets, ending	$78,231	$—

Units sold	146,142	—
Units redeemed	(64,354)	—
Net increase (decrease)	81,788	—
Units outstanding, beginning	—	—
Units outstanding, ending	81,788	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$173,467
Cost of units redeemed/account charges	(76,417)
Net investment income (loss)	361
Net realized gain (loss)	(2,609)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(16,571)
$78,231

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	82	$78	1.25%	-19.7%
12/31/2010	1.19	0	0	1.25%	16.3%
12/31/2009	1.02	0	0	1.25%	2.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	0	$0	1.00%	-19.5%
12/31/2010	1.19	0	0	1.00%	16.6%
12/31/2009	1.02	0	0	1.00%	2.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.75%	-19.3%
12/31/2010	1.20	0	0	0.75%	16.9%
12/31/2009	1.02	0	0	0.75%	2.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.50%	-19.1%
12/31/2010	1.20	0	0	0.50%	17.2%
12/31/2009	1.02	0	0	0.50%	2.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.25%	-18.9%
12/31/2010	1.20	0	0	0.25%	17.5%
12/31/2009	1.02	0	0	0.25%	2.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.00%	-18.7%
12/31/2010	1.21	0	0	0.00%	17.8%
12/31/2009	1.02	0	0	0.00%	2.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.9%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Prudential Global Real Estate - A Class - 744336108

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$363,823	$395,927	20,733
Receivables: investments sold	673
Payables: investments purchased	—
Net assets	$364,496

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$270,769	241,213	$1.12
Band 100	—	—	1.13
Band 75	—	—	1.13
Band 50	—	—	1.14
Band 25	—	—	1.14
Band 0	93,727	81,849	1.15
Total	$364,496	323,062

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$6,551
Mortality & expense charges	(2,555)
Net investment income (loss)	3,996

Gain (loss) on investments:
Net realized gain (loss)	(646)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(32,392)
Net gain (loss)	(33,038)

Increase (decrease) in net assets from operations	$(29,042)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,996	$376
Net realized gain (loss)	(646)	69
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(32,392)	288

Increase (decrease) in net assets from operations	(29,042)	733

Contract owner transactions:
Proceeds from units sold	457,526	18,276
Cost of units redeemed	(81,664)	(1,301)
Account charges	(32)	—
Increase (decrease)	375,830	16,975
Net increase (decrease)	346,788	17,708
Net assets, beginning	17,708	—
Net assets, ending	$364,496	$17,708

Units sold	377,433	15,801
Units redeemed	(69,051)	(1,121)
Net increase (decrease)	308,382	14,680
Units outstanding, beginning	14,680	—
Units outstanding, ending	323,062	14,680

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$475,802
Cost of units redeemed/account charges	(82,997)
Net investment income (loss)	4,372
Net realized gain (loss)	(577)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(32,104)
$364,496

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	241	$271	1.25%	-6.9%
12/31/2010	1.21	15	18	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	1.00%	-6.7%
12/31/2010	1.21	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.75%	-6.5%
12/31/2010	1.21	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	0.50%	-6.2%
12/31/2010	1.21	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	0.25%	-6.0%
12/31/2010	1.21	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	82	$94	0.00%	-5.8%
12/31/2010	1.22	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.4%
2010	4.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Prudential Global Real Estate - Z Class - 744336504

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$397,711	$429,235	22,469
Receivables: investments sold	—
Payables: investments purchased	(1,349)
Net assets	$396,362

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$396,362	351,243	$1.13
Band 100	—	—	1.13
Band 75	—	—	1.14
Band 50	—	—	1.14
Band 25	—	—	1.15
Band 0	—	—	1.15
Total	$396,362	351,243

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$7,136
Mortality & expense charges	(3,876)
Net investment income (loss)	3,260

Gain (loss) on investments:
Net realized gain (loss)	12,597
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(41,683)
Net gain (loss)	(29,086)

Increase (decrease) in net assets from operations	$(25,826)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,260	$3,281
Net realized gain (loss)	12,597	467
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(41,683)	10,159

Increase (decrease) in net assets from operations	(25,826)	13,907

Contract owner transactions:
Proceeds from units sold	401,134	153,077
Cost of units redeemed	(127,168)	(18,333)
Account charges	(304)	(125)
Increase (decrease)	273,662	134,619
Net increase (decrease)	247,836	148,526
Net assets, beginning	148,526	—
Net assets, ending	$396,362	$148,526

Units sold	331,598	139,292
Units redeemed	(103,232)	(16,415)
Net increase (decrease)	228,366	122,877
Units outstanding, beginning	122,877	—
Units outstanding, ending	351,243	122,877

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$554,211
Cost of units redeemed/account charges	(145,930)
Net investment income (loss)	6,541
Net realized gain (loss)	13,064
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(31,524)
$396,362

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	351	$396	1.25%	-6.6%
12/31/2010	1.21	123	149	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	1.00%	-6.4%
12/31/2010	1.21	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	0.75%	-6.2%
12/31/2010	1.21	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	0.50%	-5.9%
12/31/2010	1.21	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.25%	-5.7%
12/31/2010	1.22	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.00%	-5.5%
12/31/2010	1.22	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.6%
2010	5.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Prudential High-Yield - A Class - 74440Y108

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$515,359	$530,314	98,669
Receivables: investments sold	13,508
Payables: investments purchased	—
Net assets	$528,867

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$528,867	461,320	$1.15
Band 100	—	—	1.15
Band 75	—	—	1.16
Band 50	—	—	1.16
Band 25	—	—	1.16
Band 0	—	—	1.17
Total	$528,867	461,320

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$26,812
Mortality & expense charges	(4,490)
Net investment income (loss)	22,322

Gain (loss) on investments:
Net realized gain (loss)	(1,957)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(15,057)
Net gain (loss)	(17,014)

Increase (decrease) in net assets from operations	$5,308

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$22,322	$60
Net realized gain (loss)	(1,957)	43
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(15,057)	102

Increase (decrease) in net assets from operations	5,308	205

Contract owner transactions:
Proceeds from units sold	653,103	28,968
Cost of units redeemed	(156,260)	(2,218)
Account charges	(233)	(6)
Increase (decrease)	496,610	26,744
Net increase (decrease)	501,918	26,949
Net assets, beginning	26,949	—
Net assets, ending	$528,867	$26,949

Units sold	596,483	26,374
Units redeemed	(159,494)	(2,043)
Net increase (decrease)	436,989	24,331
Units outstanding, beginning	24,331	—
Units outstanding, ending	461,320	24,331

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$682,071
Cost of units redeemed/account charges	(158,717)
Net investment income (loss)	22,382
Net realized gain (loss)	(1,914)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(14,955)
$528,867

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	461	$529	1.25%	3.5%
12/31/2010	1.11	24	27	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	1.00%	3.8%
12/31/2010	1.11	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.75%	4.0%
12/31/2010	1.11	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.50%	4.3%
12/31/2010	1.11	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.25%	4.5%
12/31/2010	1.11	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	0.00%	4.8%
12/31/2010	1.12	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	9.6%
2010	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Prudential High-Yield - Z Class - 74440Y801

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,542,297	$1,570,886	300,691
Receivables: investments sold	75,425
Payables: investments purchased	—
Net assets	$1,617,722

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,617,722	1,401,886	$1.15
Band 100	—	—	1.16
Band 75	—	—	1.16
Band 50	—	—	1.17
Band 25	—	—	1.17
Band 0	—	—	1.18
Total	$1,617,722	1,401,886

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$79,715
Mortality & expense charges	(12,864)
Net investment income (loss)	66,851

Gain (loss) on investments:
Net realized gain (loss)	(7,536)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(27,289)
Net gain (loss)	(34,825)

Increase (decrease) in net assets from operations	$32,026

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$66,851	$3,988
Net realized gain (loss)	(7,536)	(355)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(27,289)	(1,300)

Increase (decrease) in net assets from operations	32,026	2,333

Contract owner transactions:
Proceeds from units sold	1,642,019	570,024
Cost of units redeemed	(595,392)	(33,056)
Account charges	(222)	(10)
Increase (decrease)	1,046,405	536,958
Net increase (decrease)	1,078,431	539,291
Net assets, beginning	539,291	—
Net assets, ending	$1,617,722	$539,291

Units sold	1,452,395	515,215
Units redeemed	(535,585)	(30,139)
Net increase (decrease)	916,810	485,076
Units outstanding, beginning	485,076	—
Units outstanding, ending	1,401,886	485,076

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,212,043
Cost of units redeemed/account charges	(628,680)
Net investment income (loss)	70,839
Net realized gain (loss)	(7,891)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(28,589)
$1,617,722

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	1,402	$1,618	1.25%	3.8%
12/31/2010	1.11	485	539	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	1.00%	4.1%
12/31/2010	1.11	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.75%	4.3%
12/31/2010	1.12	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	0.50%	4.6%
12/31/2010	1.12	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	0.25%	4.8%
12/31/2010	1.12	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	0.00%	5.1%
12/31/2010	1.12	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	7.4%
2010	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Prudential Jennison 20/20 Focus - A Class - 74440G107

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$156,263	$159,248	10,516
Receivables: investments sold	123
Payables: investments purchased	—
Net assets	$156,386

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$156,386	142,547	$1.10
Band 100	—	—	1.10
Band 75	—	—	1.11
Band 50	—	—	1.11
Band 25	—	—	1.11
Band 0	—	—	1.12
Total	$156,386	142,547

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(667)
Net investment income (loss)	(667)

Gain (loss) on investments:
Net realized gain (loss)	(2,236)
Realized gain distributions	3,198
Net change in unrealized appreciation (depreciation)	(3,406)
Net gain (loss)	(2,444)

Increase (decrease) in net assets from operations	$(3,111)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(667)	$(13)
Net realized gain (loss)	(2,236)	1
Realized gain distributions	3,198	—
Net change in unrealized appreciation (depreciation)	(3,406)	421

Increase (decrease) in net assets from operations	(3,111)	409

Contract owner transactions:
Proceeds from units sold	183,907	12,961
Cost of units redeemed	(37,778)	—
Account charges	(2)	—
Increase (decrease)	146,127	12,961
Net increase (decrease)	143,016	13,370
Net assets, beginning	13,370	—
Net assets, ending	$156,386	$13,370

Units sold	191,590	11,571
Units redeemed	(60,614)	—
Net increase (decrease)	130,976	11,571
Units outstanding, beginning	11,571	—
Units outstanding, ending	142,547	11,571

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$196,868
Cost of units redeemed/account charges	(37,780)
Net investment income (loss)	(680)
Net realized gain (loss)	(2,235)
Realized gain distributions	3,198
Net change in unrealized appreciation (depreciation)	(2,985)
$156,386

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	143	$156	1.25%	-5.1%
12/31/2010	1.16	12	13	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	1.00%	-4.8%
12/31/2010	1.16	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	0.75%	-4.6%
12/31/2010	1.16	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	0.50%	-4.3%
12/31/2010	1.16	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	0.25%	-4.1%
12/31/2010	1.16	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	0.00%	-3.9%
12/31/2010	1.16	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Prudential Jennison 20/20 Focus - Z Class - 74440G404

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$324,151	$362,752	20,753
Receivables: investments sold	—
Payables: investments purchased	(3,710)
Net assets	$320,441

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$320,441	290,652	$1.10
Band 100	—	—	1.11
Band 75	—	—	1.11
Band 50	—	—	1.12
Band 25	—	—	1.12
Band 0	—	—	1.12
Total	$320,441	290,652

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(2,434)
Net investment income (loss)	(2,434)

Gain (loss) on investments:
Net realized gain (loss)	(156)
Realized gain distributions	8,485
Net change in unrealized appreciation (depreciation)	(38,601)
Net gain (loss)	(30,272)

Increase (decrease) in net assets from operations	$(32,706)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,434)	$—
Net realized gain (loss)	(156)	—
Realized gain distributions	8,485	—
Net change in unrealized appreciation (depreciation)	(38,601)	—

Increase (decrease) in net assets from operations	(32,706)	—

Contract owner transactions:
Proceeds from units sold	369,573	—
Cost of units redeemed	(16,325)	—
Account charges	(101)	—
Increase (decrease)	353,147	—
Net increase (decrease)	320,441	—
Net assets, beginning	—	—
Net assets, ending	$320,441	$—

Units sold	305,552	—
Units redeemed	(14,900)	—
Net increase (decrease)	290,652	—
Units outstanding, beginning	—	—
Units outstanding, ending	290,652	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$369,573
Cost of units redeemed/account charges	(16,426)
Net investment income (loss)	(2,434)
Net realized gain (loss)	(156)
Realized gain distributions	8,485
Net change in unrealized appreciation (depreciation)	(38,601)
$320,441

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	291	$320	1.25%	-4.7%
12/31/2010	1.16	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	1.00%	-4.5%
12/31/2010	1.16	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	0.75%	-4.3%
12/31/2010	1.16	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	0.50%	-4.0%
12/31/2010	1.16	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	0.25%	-3.8%
12/31/2010	1.16	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	0.00%	-3.5%
12/31/2010	1.17	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Prudential Jennison Health Sciences Fund - A Class - 74441P502

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$196,906	$197,630	8,769
Receivables: investments sold	24,271
Payables: investments purchased	—
Net assets	$221,177

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$221,177	164,560	$1.34
Band 100	—	—	1.35
Band 75	—	—	1.36
Band 50	—	—	1.36
Band 25	—	—	1.37
Band 0	—	—	1.38
Total	$221,177	164,560

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(1,016)
Net investment income (loss)	(1,016)

Gain (loss) on investments:
Net realized gain (loss)	932
Realized gain distributions	6,858
Net change in unrealized appreciation (depreciation)	(1,907)
Net gain (loss)	5,883

Increase (decrease) in net assets from operations	$4,867

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,016)	$(57)
Net realized gain (loss)	932	173
Realized gain distributions	6,858	—
Net change in unrealized appreciation (depreciation)	(1,907)	1,183

Increase (decrease) in net assets from operations	4,867	1,299

Contract owner transactions:
Proceeds from units sold	237,624	20,820
Cost of units redeemed	(40,391)	(3,022)
Account charges	(20)	—
Increase (decrease)	197,213	17,798
Net increase (decrease)	202,080	19,097
Net assets, beginning	19,097	—
Net assets, ending	$221,177	$19,097

Units sold	181,181	18,459
Units redeemed	(32,435)	(2,645)
Net increase (decrease)	148,746	15,814
Units outstanding, beginning	15,814	—
Units outstanding, ending	164,560	15,814

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$258,444
Cost of units redeemed/account charges	(43,433)
Net investment income (loss)	(1,073)
Net realized gain (loss)	1,105
Realized gain distributions	6,858
Net change in unrealized appreciation (depreciation)	(724)
$221,177

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	165	$221	1.25%	11.3%
12/31/2010	1.21	16	19	1.25%	16.9%
12/31/2009	1.03	0	0	1.25%	3.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	1.00%	11.6%
12/31/2010	1.21	0	0	1.00%	17.2%
12/31/2009	1.03	0	0	1.00%	3.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	0	$0	0.75%	11.9%
12/31/2010	1.21	0	0	0.75%	17.5%
12/31/2009	1.03	0	0	0.75%	3.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	0	$0	0.50%	12.1%
12/31/2010	1.22	0	0	0.50%	17.8%
12/31/2009	1.03	0	0	0.50%	3.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	0.25%	12.4%
12/31/2010	1.22	0	0	0.25%	18.1%
12/31/2009	1.03	0	0	0.25%	3.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.00%	12.7%
12/31/2010	1.22	0	0	0.00%	18.4%
12/31/2009	1.03	0	0	0.00%	3.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Prudential Jennison Health Sciences Fund - Z Class - 74441P866

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$191,738	$190,167	7,299
Receivables: investments sold	95
Payables: investments purchased	—
Net assets	$191,833

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$191,833	141,943	$1.35
Band 100	—	—	1.36
Band 75	—	—	1.37
Band 50	—	—	1.37
Band 25	—	—	1.38
Band 0	—	—	1.39
Total	$191,833	141,943

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(590)
Net investment income (loss)	(590)

Gain (loss) on investments:
Net realized gain (loss)	(13)
Realized gain distributions	4,601
Net change in unrealized appreciation (depreciation)	1,571
Net gain (loss)	6,159

Increase (decrease) in net assets from operations	$5,569

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(590)	$—
Net realized gain (loss)	(13)	—
Realized gain distributions	4,601	—
Net change in unrealized appreciation (depreciation)	1,571	—

Increase (decrease) in net assets from operations	5,569	—

Contract owner transactions:
Proceeds from units sold	195,554	—
Cost of units redeemed	(9,290)	—
Account charges	—	—
Increase (decrease)	186,264	—
Net increase (decrease)	191,833	—
Net assets, beginning	—	—
Net assets, ending	$191,833	$—

Units sold	149,150	—
Units redeemed	(7,207)	—
Net increase (decrease)	141,943	—
Units outstanding, beginning	—	—
Units outstanding, ending	141,943	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$195,554
Cost of units redeemed/account charges	(9,290)
Net investment income (loss)	(590)
Net realized gain (loss)	(13)
Realized gain distributions	4,601
Net change in unrealized appreciation (depreciation)	1,571
$191,833

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	142	$192	1.25%	11.6%
12/31/2010	1.21	0	0	1.25%	17.3%
12/31/2009	1.03	0	0	1.25%	3.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	0	$0	1.00%	11.9%
12/31/2010	1.21	0	0	1.00%	17.6%
12/31/2009	1.03	0	0	1.00%	3.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	0.75%	12.2%
12/31/2010	1.22	0	0	0.75%	17.9%
12/31/2009	1.03	0	0	0.75%	3.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	0.50%	12.5%
12/31/2010	1.22	0	0	0.50%	18.2%
12/31/2009	1.03	0	0	0.50%	3.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.25%	12.7%
12/31/2010	1.22	0	0	0.25%	18.5%
12/31/2009	1.03	0	0	0.25%	3.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.00%	13.0%
12/31/2010	1.23	0	0	0.00%	18.8%
12/31/2009	1.03	0	0	0.00%	3.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Prudential Jennison Mid Cap Growth Fund - A Class - 74441C105

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$898,380	$916,192	36,447
Receivables: investments sold	114,502
Payables: investments purchased	—
Net assets	$1,012,882

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,012,882	833,948	$1.21
Band 100	—	—	1.22
Band 75	—	—	1.23
Band 50	—	—	1.23
Band 25	—	—	1.24
Band 0	—	—	1.25
Total	$1,012,882	833,948

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$583
Mortality & expense charges	(6,194)
Net investment income (loss)	(5,611)

Gain (loss) on investments:
Net realized gain (loss)	9,577
Realized gain distributions	4,750
Net change in unrealized appreciation (depreciation)	(27,884)
Net gain (loss)	(13,557)

Increase (decrease) in net assets from operations	$(19,168)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,611)	$(373)
Net realized gain (loss)	9,577	957
Realized gain distributions	4,750	—
Net change in unrealized appreciation (depreciation)	(27,884)	10,072

Increase (decrease) in net assets from operations	(19,168)	10,656

Contract owner transactions:
Proceeds from units sold	1,219,513	150,593
Cost of units redeemed	(337,557)	(10,456)
Account charges	(689)	(10)
Increase (decrease)	881,267	140,127
Net increase (decrease)	862,099	150,783
Net assets, beginning	150,783	—
Net assets, ending	$1,012,882	$150,783

Units sold	1,015,470	134,459
Units redeemed	(306,712)	(9,269)
Net increase (decrease)	708,758	125,190
Units outstanding, beginning	125,190	—
Units outstanding, ending	833,948	125,190

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,370,106
Cost of units redeemed/account charges	(348,712)
Net investment income (loss)	(5,984)
Net realized gain (loss)	10,534
Realized gain distributions	4,750
Net change in unrealized appreciation (depreciation)	(17,812)
$1,012,882

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	834	$1,013	1.25%	0.8%
12/31/2010	1.20	125	151	1.25%	18.5%
12/31/2009	1.02	0	0	1.25%	1.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	0	$0	1.00%	1.1%
12/31/2010	1.21	0	0	1.00%	18.8%
12/31/2009	1.02	0	0	1.00%	1.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.23	0	$0	0.75%	1.3%
12/31/2010	1.21	0	0	0.75%	19.1%
12/31/2009	1.02	0	0	0.75%	1.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.23	0	$0	0.50%	1.6%
12/31/2010	1.21	0	0	0.50%	19.4%
12/31/2009	1.02	0	0	0.50%	1.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.24	0	$0	0.25%	1.9%
12/31/2010	1.22	0	0	0.25%	19.7%
12/31/2009	1.02	0	0	0.25%	1.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	0	$0	0.00%	2.1%
12/31/2010	1.22	0	0	0.00%	20.0%
12/31/2009	1.02	0	0	0.00%	1.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.1%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Prudential Jennison Mid Cap Growth Fund - Z Class - 74441C808

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$5,700,742	$5,756,753	199,270
Receivables: investments sold	38,252
Payables: investments purchased	—
Net assets	$5,738,994

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$5,738,994	4,698,055	$1.22
Band 100	—	—	1.23
Band 75	—	—	1.23
Band 50	—	—	1.24
Band 25	—	—	1.25
Band 0	—	—	1.25
Total	$5,738,994	4,698,055

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$19,475
Mortality & expense charges	(51,815)
Net investment income (loss)	(32,340)

Gain (loss) on investments:
Net realized gain (loss)	161,307
Realized gain distributions	29,917
Net change in unrealized appreciation (depreciation)	(258,905)
Net gain (loss)	(67,681)

Increase (decrease) in net assets from operations	$(100,021)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(32,340)	$(6,881)
Net realized gain (loss)	161,307	1,697
Realized gain distributions	29,917	—
Net change in unrealized appreciation (depreciation)	(258,905)	202,894

Increase (decrease) in net assets from operations	(100,021)	197,710

Contract owner transactions:
Proceeds from units sold	5,488,348	3,659,780
Cost of units redeemed	(2,507,237)	(998,999)
Account charges	(512)	(75)
Increase (decrease)	2,980,599	2,660,706
Net increase (decrease)	2,880,578	2,858,416
Net assets, beginning	2,858,416	—
Net assets, ending	$5,738,994	$2,858,416

Units sold	4,421,660	3,563,055
Units redeemed	(2,090,408)	(1,196,252)
Net increase (decrease)	2,331,252	2,366,803
Units outstanding, beginning	2,366,803	—
Units outstanding, ending	4,698,055	2,366,803

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$9,148,128
Cost of units redeemed/account charges	(3,506,823)
Net investment income (loss)	(39,221)
Net realized gain (loss)	163,004
Realized gain distributions	29,917
Net change in unrealized appreciation (depreciation)	(56,011)
$5,738,994

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	4,698	$5,739	1.25%	1.1%
12/31/2010	1.21	2,367	2,858	1.25%	18.8%
12/31/2009	1.02	0	0	1.25%	1.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.23	0	$0	1.00%	1.4%
12/31/2010	1.21	0	0	1.00%	19.1%
12/31/2009	1.02	0	0	1.00%	1.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.23	0	$0	0.75%	1.7%
12/31/2010	1.21	0	0	0.75%	19.4%
12/31/2009	1.02	0	0	0.75%	1.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.24	0	$0	0.50%	1.9%
12/31/2010	1.22	0	0	0.50%	19.7%
12/31/2009	1.02	0	0	0.50%	1.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	0	$0	0.25%	2.2%
12/31/2010	1.22	0	0	0.25%	20.0%
12/31/2009	1.02	0	0	0.25%	1.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	0	$0	0.00%	2.4%
12/31/2010	1.22	0	0	0.00%	20.3%
12/31/2009	1.02	0	0	0.00%	1.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.5%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Prudential Jennison Natural Resources Fund - A Class - 74441K107

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$452,513	$528,662	9,896
Receivables: investments sold	6,211
Payables: investments purchased	—
Net assets	$458,724

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$450,582	429,634	$1.05
Band 100	—	—	1.05
Band 75	—	—	1.06
Band 50	—	—	1.06
Band 25	—	—	1.07
Band 0	8,142	7,568	1.08
Total	$458,724	437,202

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(4,187)
Net investment income (loss)	(4,187)

Gain (loss) on investments:
Net realized gain (loss)	(6,498)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(77,253)
Net gain (loss)	(83,751)

Increase (decrease) in net assets from operations	$(87,938)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,187)	$28
Net realized gain (loss)	(6,498)	1
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(77,253)	1,104

Increase (decrease) in net assets from operations	(87,938)	1,133

Contract owner transactions:
Proceeds from units sold	626,163	17,302
Cost of units redeemed	(97,753)	(13)
Account charges	(168)	(2)
Increase (decrease)	528,242	17,287
Net increase (decrease)	440,304	18,420
Net assets, beginning	18,420	—
Net assets, ending	$458,724	$18,420

Units sold	509,557	14,098
Units redeemed	(86,440)	(13)
Net increase (decrease)	423,117	14,085
Units outstanding, beginning	14,085	—
Units outstanding, ending	437,202	14,085

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$643,465
Cost of units redeemed/account charges	(97,936)
Net investment income (loss)	(4,159)
Net realized gain (loss)	(6,497)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(76,149)
$458,724

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	430	$451	1.25%	-19.8%
12/31/2010	1.31	14	18	1.25%	26.2%
12/31/2009	1.04	0	0	1.25%	3.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	1.00%	-19.6%
12/31/2010	1.31	0	0	1.00%	26.5%
12/31/2009	1.04	0	0	1.00%	3.6%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.75%	-19.4%
12/31/2010	1.31	0	0	0.75%	26.8%
12/31/2009	1.04	0	0	0.75%	3.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.50%	-19.2%
12/31/2010	1.32	0	0	0.50%	27.2%
12/31/2009	1.04	0	0	0.50%	3.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.25%	-19.0%
12/31/2010	1.32	0	0	0.25%	27.5%
12/31/2009	1.04	0	0	0.25%	3.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	8	$8	0.00%	-18.8%
12/31/2010	1.32	0	0	0.00%	27.8%
12/31/2009	1.04	0	0	0.00%	3.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.5%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Prudential Jennison Natural Resources Fund - Z Class - 74441K503

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$775,967	$915,652	16,549
Receivables: investments sold	12,939
Payables: investments purchased	—
Net assets	$788,906

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$788,906	747,545	$1.06
Band 100	—	—	1.06
Band 75	—	—	1.07
Band 50	—	—	1.07
Band 25	—	—	1.08
Band 0	—	—	1.08
Total	$788,906	747,545

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(7,844)
Net investment income (loss)	(7,844)

Gain (loss) on investments:
Net realized gain (loss)	281
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(154,447)
Net gain (loss)	(154,166)

Increase (decrease) in net assets from operations	$(162,010)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,844)	$881
Net realized gain (loss)	281	135
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(154,447)	14,762

Increase (decrease) in net assets from operations	(162,010)	15,778

Contract owner transactions:
Proceeds from units sold	992,229	140,532
Cost of units redeemed	(188,060)	(9,404)
Account charges	(159)	—
Increase (decrease)	804,010	131,128
Net increase (decrease)	642,000	146,906
Net assets, beginning	146,906	—
Net assets, ending	$788,906	$146,906

Units sold	799,177	120,448
Units redeemed	(163,620)	(8,460)
Net increase (decrease)	635,557	111,988
Units outstanding, beginning	111,988	—
Units outstanding, ending	747,545	111,988

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,132,761
Cost of units redeemed/account charges	(197,623)
Net investment income (loss)	(6,963)
Net realized gain (loss)	416
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(139,685)
$788,906

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	748	$789	1.25%	-19.6%
12/31/2010	1.31	112	147	1.25%	26.6%
12/31/2009	1.04	0	0	1.25%	3.7%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	1.00%	-19.4%
12/31/2010	1.32	0	0	1.00%	26.9%
12/31/2009	1.04	0	0	1.00%	3.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.75%	-19.1%
12/31/2010	1.32	0	0	0.75%	27.2%
12/31/2009	1.04	0	0	0.75%	3.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.50%	-18.9%
12/31/2010	1.32	0	0	0.50%	27.5%
12/31/2009	1.04	0	0	0.50%	3.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.25%	-18.7%
12/31/2010	1.33	0	0	0.25%	27.8%
12/31/2009	1.04	0	0	0.25%	3.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.00%	-18.5%
12/31/2010	1.33	0	0	0.00%	28.1%
12/31/2009	1.04	0	0	0.00%	3.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	1.6%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Prudential Jennison Small Company - A Class - 74441N101 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$0.92
Band 100	—	—	0.92
Band 75	—	—	0.92
Band 50	—	—	0.93
Band 25	—	—	0.93
Band 0	—	—	0.93
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Prudential Jennison Small Company - Z Class - 74441N408 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$0.92
Band 100	—	—	0.93
Band 75	—	—	0.93
Band 50	—	—	0.93
Band 25	—	—	0.93
Band 0	—	—	0.93
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 6/23/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Prudential Total Return Bond - A Class - 74440B108

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$512,933	$521,616	36,669
Receivables: investments sold	74
Payables: investments purchased	—
Net assets	$513,007

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$513,007	461,207	$1.11
Band 100	—	—	1.12
Band 75	—	—	1.12
Band 50	—	—	1.13
Band 25	—	—	1.13
Band 0	—	—	1.13
Total	$513,007	461,207

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$6,578
Mortality & expense charges	(2,279)
Net investment income (loss)	4,299

Gain (loss) on investments:
Net realized gain (loss)	516
Realized gain distributions	11,391
Net change in unrealized appreciation (depreciation)	(7,391)
Net gain (loss)	4,516

Increase (decrease) in net assets from operations	$8,815

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,299	$408
Net realized gain (loss)	516	7
Realized gain distributions	11,391	541
Net change in unrealized appreciation (depreciation)	(7,391)	(1,292)

Increase (decrease) in net assets from operations	8,815	(336)

Contract owner transactions:
Proceeds from units sold	495,212	50,989
Cost of units redeemed	(39,114)	(2,539)
Account charges	(20)	—
Increase (decrease)	456,078	48,450
Net increase (decrease)	464,893	48,114
Net assets, beginning	48,114	—
Net assets, ending	$513,007	$48,114

Units sold	496,907	48,399
Units redeemed	(81,658)	(2,441)
Net increase (decrease)	415,249	45,958
Units outstanding, beginning	45,958	—
Units outstanding, ending	461,207	45,958

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$546,201
Cost of units redeemed/account charges	(41,673)
Net investment income (loss)	4,707
Net realized gain (loss)	523
Realized gain distributions	11,932
Net change in unrealized appreciation (depreciation)	(8,683)
$513,007

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	461	$513	1.25%	6.2%
12/31/2010	1.05	46	48	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	1.00%	6.5%
12/31/2010	1.05	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	0.75%	6.8%
12/31/2010	1.05	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.50%	7.0%
12/31/2010	1.05	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.25%	7.3%
12/31/2010	1.05	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.00%	7.6%
12/31/2010	1.05	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.3%
2010	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Prudential Total Return Bond - Z Class - 74440B405

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$404,351	$415,527	29,397
Receivables: investments sold	5,743
Payables: investments purchased	—
Net assets	$410,094

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$410,094	367,366	$1.12
Band 100	—	—	1.12
Band 75	—	—	1.13
Band 50	—	—	1.13
Band 25	—	—	1.13
Band 0	—	—	1.14
Total	$410,094	367,366

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$3,812
Mortality & expense charges	(1,248)
Net investment income (loss)	2,564

Gain (loss) on investments:
Net realized gain (loss)	311
Realized gain distributions	9,116
Net change in unrealized appreciation (depreciation)	(11,176)
Net gain (loss)	(1,749)

Increase (decrease) in net assets from operations	$815

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,564	$—
Net realized gain (loss)	311	—
Realized gain distributions	9,116	—
Net change in unrealized appreciation (depreciation)	(11,176)	—

Increase (decrease) in net assets from operations	815	—

Contract owner transactions:
Proceeds from units sold	803,613	—
Cost of units redeemed	(394,305)	—
Account charges	(29)	—
Increase (decrease)	409,279	—
Net increase (decrease)	410,094	—
Net assets, beginning	—	—
Net assets, ending	$410,094	$—

Units sold	720,007	—
Units redeemed	(352,641)	—
Net increase (decrease)	367,366	—
Units outstanding, beginning	—	—
Units outstanding, ending	367,366	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$803,613
Cost of units redeemed/account charges	(394,334)
Net investment income (loss)	2,564
Net realized gain (loss)	311
Realized gain distributions	9,116
Net change in unrealized appreciation (depreciation)	(11,176)
$410,094

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	367	$410	1.25%	6.5%
12/31/2010	1.05	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	1.00%	6.7%
12/31/2010	1.05	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.75%	7.0%
12/31/2010	1.05	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.50%	7.3%
12/31/2010	1.05	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.25%	7.5%
12/31/2010	1.05	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	0.00%	7.8%
12/31/2010	1.06	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.9%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Ridgeworth High Income - A Class - 76628T504

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,756,031	$2,889,644	417,397
Receivables: investments sold	—
Payables: investments purchased	(13,731)
Net assets	$2,742,300

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,742,300	2,720,209	$1.01
Band 100	—	—	1.01
Band 75	—	—	1.01
Band 50	—	—	1.02
Band 25	—	—	1.02
Band 0	—	—	1.02
Total	$2,742,300	2,720,209

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$75,373
Mortality & expense charges	(12,248)
Net investment income (loss)	63,125

Gain (loss) on investments:
Net realized gain (loss)	(10,955)
Realized gain distributions	27,514
Net change in unrealized appreciation (depreciation)	(133,613)
Net gain (loss)	(117,054)

Increase (decrease) in net assets from operations	$(53,929)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$63,125	$—
Net realized gain (loss)	(10,955)	—
Realized gain distributions	27,514	—
Net change in unrealized appreciation (depreciation)	(133,613)	—

Increase (decrease) in net assets from operations	(53,929)	—

Contract owner transactions:
Proceeds from units sold	3,362,136	—
Cost of units redeemed	(565,833)	—
Account charges	(74)	—
Increase (decrease)	2,796,229	—
Net increase (decrease)	2,742,300	—
Net assets, beginning	—	—
Net assets, ending	$2,742,300	$—

Units sold	3,267,433	—
Units redeemed	(547,224)	—
Net increase (decrease)	2,720,209	—
Units outstanding, beginning	—	—
Units outstanding, ending	2,720,209	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,362,136
Cost of units redeemed/account charges	(565,907)
Net investment income (loss)	63,125
Net realized gain (loss)	(10,955)
Realized gain distributions	27,514
Net change in unrealized appreciation (depreciation)	(133,613)
$2,742,300

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	2,720	$2,742	1.25%	-0.7%
12/31/2010	1.02	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	-0.5%
12/31/2010	1.02	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.75%	-0.2%
12/31/2010	1.02	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	0.0%
12/31/2010	1.02	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	0.3%
12/31/2010	1.02	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.00%	0.5%
12/31/2010	1.02	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	5.5%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ridgeworth High Income - R Class - 76628T603

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$275,561	$288,887	53,551
Receivables: investments sold	76,272
Payables: investments purchased	—
Net assets	$351,833

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$351,833	350,615	$1.00
Band 100	—	—	1.01
Band 75	—	—	1.01
Band 50	—	—	1.01
Band 25	—	—	1.02
Band 0	—	—	1.02
Total	$351,833	350,615

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$7,585
Mortality & expense charges	(1,251)
Net investment income (loss)	6,334

Gain (loss) on investments:
Net realized gain (loss)	(9,702)
Realized gain distributions	2,766
Net change in unrealized appreciation (depreciation)	(13,326)
Net gain (loss)	(20,262)

Increase (decrease) in net assets from operations	$(13,928)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,334	$—
Net realized gain (loss)	(9,702)	—
Realized gain distributions	2,766	—
Net change in unrealized appreciation (depreciation)	(13,326)	—

Increase (decrease) in net assets from operations	(13,928)	—

Contract owner transactions:
Proceeds from units sold	443,083	—
Cost of units redeemed	(77,248)	—
Account charges	(74)	—
Increase (decrease)	365,761	—
Net increase (decrease)	351,833	—
Net assets, beginning	—	—
Net assets, ending	$351,833	$—

Units sold	430,740	—
Units redeemed	(80,125)	—
Net increase (decrease)	350,615	—
Units outstanding, beginning	—	—
Units outstanding, ending	350,615	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$443,083
Cost of units redeemed/account charges	(77,322)
Net investment income (loss)	6,334
Net realized gain (loss)	(9,702)
Realized gain distributions	2,766
Net change in unrealized appreciation (depreciation)	(13,326)
$351,833

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	351	$352	1.25%	-1.1%
12/31/2010	1.01	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	-0.9%
12/31/2010	1.02	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.75%	-0.6%
12/31/2010	1.02	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.50%	-0.4%
12/31/2010	1.02	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	-0.1%
12/31/2010	1.02	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.00%	0.1%
12/31/2010	1.02	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	4.3%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Ridgeworth Large Cap Value - A Class - 76628R664

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$437,814	$424,658	35,333
Receivables: investments sold	—
Payables: investments purchased	(734)
Net assets	$437,080

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$437,080	413,701	$1.06
Band 100	—	—	1.06
Band 75	—	—	1.06
Band 50	—	—	1.07
Band 25	—	—	1.07
Band 0	—	—	1.07
Total	$437,080	413,701

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,589
Mortality & expense charges	(1,210)
Net investment income (loss)	1,379

Gain (loss) on investments:
Net realized gain (loss)	(8,290)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	13,156
Net gain (loss)	4,866

Increase (decrease) in net assets from operations	$6,245

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,379	$—
Net realized gain (loss)	(8,290)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	13,156	—

Increase (decrease) in net assets from operations	6,245	—

Contract owner transactions:
Proceeds from units sold	736,069	—
Cost of units redeemed	(305,065)	—
Account charges	(169)	—
Increase (decrease)	430,835	—
Net increase (decrease)	437,080	—
Net assets, beginning	—	—
Net assets, ending	$437,080	$—

Units sold	954,773	—
Units redeemed	(541,072)	—
Net increase (decrease)	413,701	—
Units outstanding, beginning	—	—
Units outstanding, ending	413,701	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$736,069
Cost of units redeemed/account charges	(305,234)
Net investment income (loss)	1,379
Net realized gain (loss)	(8,290)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	13,156
$437,080

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	414	$437	1.25%	-3.1%
12/31/2010	1.09	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	1.00%	-2.8%
12/31/2010	1.09	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	0.75%	-2.6%
12/31/2010	1.09	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.50%	-2.3%
12/31/2010	1.09	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.25%	-2.1%
12/31/2010	1.09	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.00%	-1.9%
12/31/2010	1.09	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.2%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Ridgeworth Large Cap Value - Inst Class - 76628R672

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,192,951	$2,135,043	175,587
Receivables: investments sold	—
Payables: investments purchased	(8,640)
Net assets	$2,184,311

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,184,311	2,059,610	$1.06
Band 100	—	—	1.06
Band 75	—	—	1.07
Band 50	—	—	1.07
Band 25	—	—	1.07
Band 0	—	—	1.08
Total	$2,184,311	2,059,610

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$12,270
Mortality & expense charges	(5,204)
Net investment income (loss)	7,066
Gain (loss) on investments:

Net realized gain (loss)	(1,371)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	57,908
Net gain (loss)	56,537

Increase (decrease) in net assets from operations	$63,603

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,066	$—
Net realized gain (loss)	(1,371)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	57,908	—

Increase (decrease) in net assets from operations	63,603	—

Contract owner transactions:
Proceeds from units sold	4,883,907	—
Cost of units redeemed	(2,763,059)	—
Account charges	(140)	—
Increase (decrease)	2,120,708	—
Net increase (decrease)	2,184,311	—
Net assets, beginning	—	—
Net assets, ending	$2,184,311	$—

Units sold	4,694,317	—
Units redeemed	(2,634,707)	—
Net increase (decrease)	2,059,610	—
Units outstanding, beginning	—	—
Units outstanding, ending	2,059,610	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$4,883,907
Cost of units redeemed/account charges	(2,763,199)
Net investment income (loss)	7,066
Net realized gain (loss)	(1,371)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	57,908
$2,184,311

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	2,060	$2,184	1.25%	-2.7%
12/31/2010	1.09	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	1.00%	-2.5%
12/31/2010	1.09	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.75%	-2.2%
12/31/2010	1.09	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.50%	-2.0%
12/31/2010	1.09	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.25%	-1.7%
12/31/2010	1.09	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.00%	-1.5%
12/31/2010	1.09	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.1%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Ridgeworth Mid-Cap Value - A Class - 76628R599

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$269,469	$292,453	16,581
Receivables: investments sold	—
Payables: investments purchased	(107,797)
Net assets	$161,672

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$161,672	158,817	$1.02
Band 100	—	—	1.02
Band 75	—	—	1.02
Band 50	—	—	1.03
Band 25	—	—	1.03
Band 0	—	—	1.03
Total	$161,672	158,817

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,826
Mortality & expense charges	(1,319)
Net investment income (loss)	507

Gain (loss) on investments:
Net realized gain (loss)	(4,620)
Realized gain distributions	23,862
Net change in unrealized appreciation (depreciation)	(22,984)
Net gain (loss)	(3,742)

Increase (decrease) in net assets from operations	$(3,235)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$507	$—
Net realized gain (loss)	(4,620)	—
Realized gain distributions	23,862	—
Net change in unrealized appreciation (depreciation)	(22,984)	—

Increase (decrease) in net assets from operations	(3,235)	—

Contract owner transactions:
Proceeds from units sold	292,450	—
Cost of units redeemed	(127,513)	—
Account charges	(30)	—
Increase (decrease)	164,907	—
Net increase (decrease)	161,672	—
Net assets, beginning	—	—
Net assets, ending	$161,672	$—

Units sold	285,657	—
Units redeemed	(126,840)	—
Net increase (decrease)	158,817	—
Units outstanding, beginning	—	—
Units outstanding, ending	158,817	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$292,450
Cost of units redeemed/account charges	(127,543)
Net investment income (loss)	507
Net realized gain (loss)	(4,620)
Realized gain distributions	23,862
Net change in unrealized appreciation (depreciation)	(22,984)
$161,672

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	159	$162	1.25%	-8.7%
12/31/2010	1.11	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	-8.5%
12/31/2010	1.12	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	-8.2%
12/31/2010	1.12	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.50%	-8.0%
12/31/2010	1.12	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.25%	-7.8%
12/31/2010	1.12	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.00%	-7.5%
12/31/2010	1.12	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.3%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Ridgeworth Mid-Cap Value - Inst Class - 76628R615

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$961,905	$1,097,242	99,502
Receivables: investments sold	15,207
Payables: investments purchased	—
Net assets	$977,112

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$977,112	956,754	$1.02
Band 100	—	—	1.02
Band 75	—	—	1.03
Band 50	—	—	1.03
Band 25	—	—	1.03
Band 0	—	—	1.04
Total	$977,112	956,754

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$8,598
Mortality & expense charges	(5,738)
Net investment income (loss)	2,860

Gain (loss) on investments:
Net realized gain (loss)	(26,923)
Realized gain distributions	83,448
Net change in unrealized appreciation (depreciation)	(135,337)
Net gain (loss)	(78,812)

Increase (decrease) in net assets from operations	$(75,952)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,860	$—
Net realized gain (loss)	(26,923)	—
Realized gain distributions	83,448	—
Net change in unrealized appreciation (depreciation)	(135,337)	—

Increase (decrease) in net assets from operations	(75,952)	—

Contract owner transactions:
Proceeds from units sold	1,884,918	—
Cost of units redeemed	(831,798)	—
Account charges	(56)	—
Increase (decrease)	1,053,064	—
Net increase (decrease)	977,112	—
Net assets, beginning	—	—
Net assets, ending	$977,112	$—

Units sold	1,710,215	—
Units redeemed	(753,461)	—
Net increase (decrease)	956,754	—
Units outstanding, beginning	—	—
Units outstanding, ending	956,754	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,884,918
Cost of units redeemed/account charges	(831,854)
Net investment income (loss)	2,860
Net realized gain (loss)	(26,923)
Realized gain distributions	83,448
Net change in unrealized appreciation (depreciation)	(135,337)
$977,112

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	957	$977	1.25%	-8.5%
12/31/2010	1.12	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	-8.2%
12/31/2010	1.12	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.75%	-8.0%
12/31/2010	1.12	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.50%	-7.8%
12/31/2010	1.12	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.25%	-7.5%
12/31/2010	1.12	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.00%	-7.3%
12/31/2010	1.12	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.8%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Ridgeworth Small Cap Value - A Class - 76628R466

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$80,255	$82,004	6,543
Receivables: investments sold	—
Payables: investments purchased	(495)
Net assets	$79,760

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$79,760	77,464	$1.03
Band 100	—	—	1.03
Band 75	—	—	1.04
Band 50	—	—	1.04
Band 25	—	—	1.04
Band 0	—	—	1.04
Total	$79,760	77,464

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$247
Mortality & expense charges	(252)
Net investment income (loss)	(5)

Gain (loss) on investments:
Net realized gain (loss)	(2,018)
Realized gain distributions	4,067
Net change in unrealized appreciation (depreciation)	(1,749)
Net gain (loss)	300

Increase (decrease) in net assets from operations	$295

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5)	$—
Net realized gain (loss)	(2,018)	—
Realized gain distributions	4,067	—
Net change in unrealized appreciation (depreciation)	(1,749)	—

Increase (decrease) in net assets from operations	295	—

Contract owner transactions:
Proceeds from units sold	93,636	—
Cost of units redeemed	(14,138)	—
Account charges	(33)	—
Increase (decrease)	79,465	—
Net increase (decrease)	79,760	—
Net assets, beginning	—	—
Net assets, ending	$79,760	$—

Units sold	92,239	—
Units redeemed	(14,775)	—
Net increase (decrease)	77,464	—
Units outstanding, beginning	—	—
Units outstanding, ending	77,464	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$93,636
Cost of units redeemed/account charges	(14,171)
Net investment income (loss)	(5)
Net realized gain (loss)	(2,018)
Realized gain distributions	4,067
Net change in unrealized appreciation (depreciation)	(1,749)
$79,760

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	77	$80	1.25%	-5.2%
12/31/2010	1.09	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	1.00%	-4.9%
12/31/2010	1.09	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.75%	-4.7%
12/31/2010	1.09	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.50%	-4.5%
12/31/2010	1.09	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.25%	-4.2%
12/31/2010	1.09	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.00%	-4.0%
12/31/2010	1.09	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.6%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Ridgeworth Small Cap Value - Inst Class - 76628R474

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$142,244	$151,891	12,158
Receivables: investments sold	8,273
Payables: investments purchased	—
Net assets	$150,517

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$150,517	145,652	$1.03
Band 100	—	—	1.04
Band 75	—	—	1.04
Band 50	—	—	1.04
Band 25	—	—	1.05
Band 0	—	—	1.05
Total	$150,517	145,652

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$567
Mortality & expense charges	(478)
Net investment income (loss)	89

Gain (loss) on investments:
Net realized gain (loss)	(89)
Realized gain distributions	7,150
Net change in unrealized appreciation (depreciation)	(9,647)
Net gain (loss)	(2,586)

Increase (decrease) in net assets from operations	$(2,497)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$89	$—
Net realized gain (loss)	(89)	—
Realized gain distributions	7,150	—
Net change in unrealized appreciation (depreciation)	(9,647)	—

Increase (decrease) in net assets from operations	(2,497)	—

Contract owner transactions:
Proceeds from units sold	225,816	—
Cost of units redeemed	(72,802)	—
Account charges	—	—
Increase (decrease)	153,014	—
Net increase (decrease)	150,517	—
Net assets, beginning	—	—
Net assets, ending	$150,517	$—

Units sold	210,623	—
Units redeemed	(64,971)	—
Net increase (decrease)	145,652	—
Units outstanding, beginning	—	—
Units outstanding, ending	145,652	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$225,816
Cost of units redeemed/account charges	(72,802)
Net investment income (loss)	89
Net realized gain (loss)	(89)
Realized gain distributions	7,150
Net change in unrealized appreciation (depreciation)	(9,647)
$150,517

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	146	$151	1.25%	-4.9%
12/31/2010	1.09	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	1.00%	-4.7%
12/31/2010	1.09	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.75%	-4.4%
12/31/2010	1.09	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	0	$0	0.50%	-4.2%
12/31/2010	1.09	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.25%	-4.0%
12/31/2010	1.09	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	0.00%	-3.7%
12/31/2010	1.09	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.8%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Ridgeworth Total Return Bond - A Class - 76628T496 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.07
Band 100	—	—	1.07
Band 75	—	—	1.07
Band 50	—	—	1.08
Band 25	—	—	1.08
Band 0	—	—	1.08
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	1.25%	8.1%
12/31/2010	0.99	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	1.00%	8.4%
12/31/2010	0.99	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.75%	8.7%
12/31/2010	0.99	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.50%	8.9%
12/31/2010	0.99	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.25%	9.2%
12/31/2010	0.99	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.00%	9.5%
12/31/2010	0.99	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Ridgeworth Total Return Bond - R Class - 76628T488 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.06
Band 100	—	—	1.07
Band 75	—	—	1.07
Band 50	—	—	1.07
Band 25	—	—	1.08
Band 0	—	—	1.08
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.06	0	$0	1.25%	7.9%
12/31/2010	0.99	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	1.00%	8.1%
12/31/2010	0.99	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.75%	8.4%
12/31/2010	0.99	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.50%	8.7%
12/31/2010	0.99	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.25%	8.9%
12/31/2010	0.99	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	0	$0	0.00%	9.2%
12/31/2010	0.99	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell Commodity Strategies Fund - S Class - 782494363 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$0.98
Band 100	—	—	0.98
Band 75	—	—	0.98
Band 50	—	—	0.98
Band 25	—	—	0.98
Band 0	—	—	0.98
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/21/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell Emerging Markets - S Class - 782493746

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$9,500	$11,556	589
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$9,500

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$9,500	5,554	$1.71
Band 100	—	—	1.72
Band 75	—	—	1.74
Band 50	—	—	1.75
Band 25	—	—	1.76
Band 0	—	—	1.78
Total	$9,500	5,554

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$146
Mortality & expense charges	(197)
Net investment income (loss)	(51)

Gain (loss) on investments:
Net realized gain (loss)	102
Realized gain distributions	381
Net change in unrealized appreciation (depreciation)	(3,839)
Net gain (loss)	(3,356)

Increase (decrease) in net assets from operations	$(3,407)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(51)	$97
Net realized gain (loss)	102	10
Realized gain distributions	381	—
Net change in unrealized appreciation (depreciation)	(3,839)	1,417

Increase (decrease) in net assets from operations	(3,407)	1,524

Contract owner transactions:
Proceeds from units sold	4,463	13,338
Cost of units redeemed	(9,794)	—
Account charges	—	—
Increase (decrease)	(5,331)	13,338
Net increase (decrease)	(8,738)	14,862
Net assets, beginning	18,238	3,376
Net assets, ending	$9,500	$18,238

Units sold	2,284	6,739
Units redeemed	(5,365)	—
Net increase (decrease)	(3,081)	6,739
Units outstanding, beginning	8,635	1,896
Units outstanding, ending	5,554	8,635

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$16,106
Cost of units redeemed/account charges	(9,794)
Net investment income (loss)	9
Net realized gain (loss)	4,854
Realized gain distributions	381
Net change in unrealized appreciation (depreciation)	(2,056)
$9,500

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.71	6	$10	1.25%	-19.0%
12/31/2010	2.11	9	18	1.25%	18.6%
12/31/2009	1.78	2	3	1.25%	81.7%
12/31/2008	0.98	7	7	1.25%	-2.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.72	0	$0	1.00%	-18.8%
12/31/2010	2.12	0	0	1.00%	18.9%
12/31/2009	1.79	0	0	1.00%	82.2%
12/31/2008	0.98	0	0	1.00%	-2.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.74	0	$0	0.75%	-18.6%
12/31/2010	2.13	0	0	0.75%	19.2%
12/31/2009	1.79	0	0	0.75%	82.7%
12/31/2008	0.98	0	0	0.75%	-2.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.75	0	$0	0.50%	-18.4%
12/31/2010	2.14	0	0	0.50%	19.5%
12/31/2009	1.79	0	0	0.50%	83.2%
12/31/2008	0.98	0	0	0.50%	-2.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.76	0	$0	0.25%	-18.2%
12/31/2010	2.16	0	0	0.25%	19.8%
12/31/2009	1.80	0	0	0.25%	83.6%
12/31/2008	0.98	0	0	0.25%	-2.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.78	0	$0	0.00%	-18.0%
12/31/2010	2.17	0	0	0.00%	20.1%
12/31/2009	1.80	0	0	0.00%	84.1%
12/31/2008	0.98	0	0	0.00%	-2.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.1%
2010	1.5%
2009	5.1%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell Global Equity - S Class - 782478119 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.37
Band 100	—	—	1.38
Band 75	—	—	1.39
Band 50	—	—	1.40
Band 25	—	—	1.41
Band 0	—	—	1.42
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	1.25%	-10.2%
12/31/2010	1.53	0	0	1.25%	13.3%
12/31/2009	1.35	0	0	1.25%	35.0%
12/31/2008	1.00	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	1.00%	-10.0%
12/31/2010	1.53	0	0	1.00%	13.6%
12/31/2009	1.35	0	0	1.00%	35.5%
12/31/2008	1.00	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.75%	-9.8%
12/31/2010	1.54	0	0	0.75%	13.8%
12/31/2009	1.36	0	0	0.75%	35.8%
12/31/2008	1.00	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.50%	-9.5%
12/31/2010	1.55	0	0	0.50%	14.1%
12/31/2009	1.36	0	0	0.50%	36.1%
12/31/2008	1.00	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.25%	-9.3%
12/31/2010	1.56	0	0	0.25%	14.4%
12/31/2009	1.36	0	0	0.25%	36.5%
12/31/2008	1.00	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.00%	-9.1%
12/31/2010	1.57	0	0	0.00%	14.7%
12/31/2009	1.37	0	0	0.00%	36.8%
12/31/2008	1.00	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell Global Infrastructure - S Class - 782494256 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.02
Band 100	—	—	1.02
Band 75	—	—	1.02
Band 50	—	—	1.02
Band 25	—	—	1.02
Band 0	—	—	1.02
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/21/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell Global Opportunistic Credit - S Class - 782494199 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$—	—	$1.02
Band 100	—	—	1.02
Band 75	—	—	1.02
Band 50	—	—	1.02
Band 25	—	—	1.02
Band 0	—	—	1.02
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/21/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent.  The information pertains to the past five years or from commencement date.  A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell Global Real Estate Securities - S Class - 782493761

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,526,893	$1,564,815	45,700
Receivables: investments sold	—
Payables: investments purchased	(32,031)
Net assets	$1,494,862

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,494,862	1,061,061	$1.41
Band 100	—	—	1.42
Band 75	—	—	1.43
Band 50	—	—	1.44
Band 25	—	—	1.45
Band 0	—	—	1.46
Total	$1,494,862	1,061,061

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$33,316
Mortality & expense charges	(19,473)
Net investment income (loss)	13,843

Gain (loss) on investments:
Net realized gain (loss)	67,848
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(219,942)
Net gain (loss)	(152,094)

Increase (decrease) in net assets from operations	$(138,251)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,843	$14,207
Net realized gain (loss)	67,848	25,145
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(219,942)	180,630

Increase (decrease) in net assets from operations	(138,251)	219,982

Contract owner transactions:
Proceeds from units sold	1,075,793	549,284
Cost of units redeemed	(880,268)	(152,314)
Account charges	(365)	(283)
Increase (decrease)	195,160	396,687
Net increase (decrease)	56,909	616,669
Net assets, beginning	1,437,953	821,284
Net assets, ending	$1,494,862	$1,437,953

Units sold	794,656	423,459
Units redeemed	(666,400)	(138,604)
Net increase (decrease)	128,256	284,855
Units outstanding, beginning	932,805	647,950
Units outstanding, ending	1,061,061	932,805

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,448,843
Cost of units redeemed/account charges	(1,038,356)
Net investment income (loss)	28,626
Net realized gain (loss)	93,671
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(37,922)
$1,494,862

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	1,061	$1,495	1.25%	-8.6%
12/31/2010	1.54	933	1,438	1.25%	21.6%
12/31/2009	1.27	648	821	1.25%	28.0%
12/31/2008	0.99	2	2	1.25%	-1.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	1.00%	-8.4%
12/31/2010	1.55	0	0	1.00%	21.9%
12/31/2009	1.27	0	0	1.00%	28.4%
12/31/2008	0.99	0	0	1.00%	-1.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.75%	-8.2%
12/31/2010	1.56	0	0	0.75%	22.2%
12/31/2009	1.27	0	0	0.75%	28.8%
12/31/2008	0.99	0	0	0.75%	-1.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	0	$0	0.50%	-7.9%
12/31/2010	1.57	0	0	0.50%	22.5%
12/31/2009	1.28	0	0	0.50%	29.1%
12/31/2008	0.99	0	0	0.50%	-1.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	0	$0	0.25%	-7.7%
12/31/2010	1.57	0	0	0.25%	22.8%
12/31/2009	1.28	0	0	0.25%	29.4%
12/31/2008	0.99	0	0	0.25%	-1.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.46	0	$0	0.00%	-7.5%
12/31/2010	1.58	0	0	0.00%	23.1%
12/31/2009	1.28	0	0	0.00%	29.7%
12/31/2008	0.99	0	0	0.00%	-1.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.3%
2010	2.5%
2009	0.2%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell International Developed Markets - S Class - 782494488 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$—	—	$1.15
Band 100	—	—	1.16
Band 75	—	—	1.17
Band 50	—	—	1.17
Band 25	—	—	1.18
Band 0	—	—	1.19
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	1.25%	-14.9%
12/31/2010	1.35	0	0	1.25%	6.8%
12/31/2009	1.26	0	0	1.25%	27.7%
12/31/2008	0.99	0	0	1.25%	-1.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	1.00%	-14.7%
12/31/2010	1.36	0	0	1.00%	7.1%
12/31/2009	1.27	0	0	1.00%	28.1%
12/31/2008	0.99	0	0	1.00%	-1.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	0.75%	-14.4%
12/31/2010	1.36	0	0	0.75%	7.4%
12/31/2009	1.27	0	0	0.75%	28.5%
12/31/2008	0.99	0	0	0.75%	-1.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	0.50%	-14.2%
12/31/2010	1.37	0	0	0.50%	7.6%
12/31/2009	1.27	0	0	0.50%	28.8%
12/31/2008	0.99	0	0	0.50%	-1.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	0.25%	-14.0%
12/31/2010	1.38	0	0	0.25%	7.9%
12/31/2009	1.28	0	0	0.25%	29.1%
12/31/2008	0.99	0	0	0.25%	-1.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.00%	-13.8%
12/31/2010	1.38	0	0	0.00%	8.2%
12/31/2009	1.28	0	0	0.00%	29.4%
12/31/2008	0.99	0	0	0.00%	-1.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell Investment Grade Bond - S Class - 782494835 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$—	—	$1.29
Band 100	—	—	1.30
Band 75	—	—	1.31
Band 50	—	—	1.32
Band 25	—	—	1.33
Band 0	—	—	1.34
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	1.25%	4.7%
12/31/2010	1.23	0	0	1.25%	7.2%
12/31/2009	1.15	0	0	1.25%	13.3%
12/31/2008	1.01	0	0	1.25%	1.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	0	$0	1.00%	4.9%
12/31/2010	1.24	0	0	1.00%	7.5%
12/31/2009	1.15	0	0	1.00%	13.7%
12/31/2008	1.01	0	0	1.00%	1.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.31	0	$0	0.75%	5.2%
12/31/2010	1.24	0	0	0.75%	7.8%
12/31/2009	1.15	0	0	0.75%	13.9%
12/31/2008	1.01	0	0	0.75%	1.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	0.50%	5.4%
12/31/2010	1.25	0	0	0.50%	8.0%
12/31/2009	1.15	0	0	0.50%	14.2%
12/31/2008	1.01	0	0	0.50%	1.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.33	0	$0	0.25%	5.7%
12/31/2010	1.25	0	0	0.25%	8.3%
12/31/2009	1.16	0	0	0.25%	14.5%
12/31/2008	1.01	0	0	0.25%	1.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	0	$0	0.00%	6.0%
12/31/2010	1.26	0	0	0.00%	8.6%
12/31/2009	1.16	0	0	0.00%	14.8%
12/31/2008	1.01	0	0	0.00%	1.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints 2015 Strategy Fund - R1 Class - 782494819

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,626,246	$3,627,918	373,913
Receivables: investments sold	712
Payables: investments purchased	—
Net assets	$3,626,958

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$3,626,958	2,628,356	$1.38
Band 100	—	—	1.39
Band 75	—	—	1.40
Band 50	—	—	1.41
Band 25	—	—	1.42
Band 0	—	—	1.43
Total	$3,626,958	2,628,356

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$89,497
Mortality & expense charges	(34,509)
Net investment income (loss)	54,988

Gain (loss) on investments:
Net realized gain (loss)	11,358
Realized gain distributions	8,892
Net change in unrealized appreciation (depreciation)	(94,653)
Net gain (loss)	(74,403)

Increase (decrease) in net assets from operations	$(19,415)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$54,988	$51,457
Net realized gain (loss)	11,358	6,700
Realized gain distributions	8,892	5,616
Net change in unrealized appreciation (depreciation)	(94,653)	86,259

Increase (decrease) in net assets from operations	(19,415)	150,032

Contract owner transactions:
Proceeds from units sold	2,070,182	1,538,590
Cost of units redeemed	(253,722)	(53,639)
Account charges	(363)	—
Increase (decrease)	1,816,097	1,484,951
Net increase (decrease)	1,796,682	1,634,983
Net assets, beginning	1,830,276	195,293
Net assets, ending	$3,626,958	$1,830,276

Units sold	1,526,259	1,396,497
Units redeemed	(220,006)	(231,811)
Net increase (decrease)	1,306,253	1,164,686
Units outstanding, beginning	1,322,103	157,417
Units outstanding, ending	2,628,356	1,322,103

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,802,795
Cost of units redeemed/account charges	(318,001)
Net investment income (loss)	109,135
Net realized gain (loss)	20,193
Realized gain distributions	14,508
Net change in unrealized appreciation (depreciation)	(1,672)
$3,626,958

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	2,628	$3,627	1.25%	-0.3%
12/31/2010	1.38	1,322	1,830	1.25%	11.6%
12/31/2009	1.24	157	195	1.25%	23.7%
12/31/2008	1.00	0	0	1.25%	0.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	1.00%	-0.1%
12/31/2010	1.39	0	0	1.00%	11.9%
12/31/2009	1.24	0	0	1.00%	24.1%
12/31/2008	1.00	0	0	1.00%	0.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.75%	0.2%
12/31/2010	1.40	0	0	0.75%	12.1%
12/31/2009	1.25	0	0	0.75%	24.4%
12/31/2008	1.00	0	0	0.75%	0.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.50%	0.4%
12/31/2010	1.41	0	0	0.50%	12.4%
12/31/2009	1.25	0	0	0.50%	24.7%
12/31/2008	1.00	0	0	0.50%	0.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.25%	0.7%
12/31/2010	1.41	0	0	0.25%	12.7%
12/31/2009	1.25	0	0	0.25%	25.1%
12/31/2008	1.00	0	0	0.25%	0.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.00%	0.9%
12/31/2010	1.42	0	0	0.00%	13.0%
12/31/2009	1.26	0	0	0.00%	25.4%
12/31/2008	1.00	0	0	0.00%	0.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.3%
2010	6.2%
2009	3.4%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints 2015 Strategy Fund - R3 Class - 782494785

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,568,793	$1,589,886	162,072
Receivables: investments sold	1,690
Payables: investments purchased	—
Net assets	$1,570,483

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,570,483	1,155,660	$1.36
Band 100	—	—	1.37
Band 75	—	—	1.38
Band 50	—	—	1.39
Band 25	—	—	1.40
Band 0	—	—	1.41
Total	$1,570,483	1,155,660

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$34,822
Mortality & expense charges	(17,697)
Net investment income (loss)	17,125

Gain (loss) on investments:
Net realized gain (loss)	92,175
Realized gain distributions	3,872
Net change in unrealized appreciation (depreciation)	(124,330)
Net gain (loss)	(28,283)

Increase (decrease) in net assets from operations	$(11,158)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$17,125	$35,712
Net realized gain (loss)	92,175	4,471
Realized gain distributions	3,872	4,047
Net change in unrealized appreciation (depreciation)	(124,330)	58,637

Increase (decrease) in net assets from operations	(11,158)	102,867

Contract owner transactions:
Proceeds from units sold	689,506	816,368
Cost of units redeemed	(510,081)	(71,130)
Account charges	(717)	(123)
Increase (decrease)	178,708	745,115
Net increase (decrease)	167,550	847,982
Net assets, beginning	1,402,933	554,951
Net assets, ending	$1,570,483	$1,402,933

Units sold	627,969	627,111
Units redeemed	(493,441)	(55,909)
Net increase (decrease)	134,528	571,202
Units outstanding, beginning	1,021,132	449,930
Units outstanding, ending	1,155,660	1,021,132

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,019,299
Cost of units redeemed/account charges	(592,974)
Net investment income (loss)	60,476
Net realized gain (loss)	96,856
Realized gain distributions	7,919
Net change in unrealized appreciation (depreciation)	(21,093)
$1,570,483

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	1,156	$1,570	1.25%	-0.8%
12/31/2010	1.37	911	1,248	1.25%	11.1%
12/31/2009	1.23	450	555	1.25%	23.1%
12/31/2008	1.00	0	0	1.25%	0.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	1.00%	-0.6%
12/31/2010	1.38	0	0	1.00%	11.4%
12/31/2009	1.24	0	0	1.00%	23.5%
12/31/2008	1.00	0	0	1.00%	0.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.75%	-0.3%
12/31/2010	1.38	0	0	0.75%	11.6%
12/31/2009	1.24	0	0	0.75%	23.8%
12/31/2008	1.00	0	0	0.75%	0.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.50%	-0.1%
12/31/2010	1.39	0	0	0.50%	11.9%
12/31/2009	1.24	0	0	0.50%	24.1%
12/31/2008	1.00	0	0	0.50%	0.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.25%	0.2%
12/31/2010	1.40	0	0	0.25%	12.2%
12/31/2009	1.25	0	0	0.25%	24.4%
12/31/2008	1.00	0	0	0.25%	0.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.00%	0.4%
12/31/2010	1.41	111	155	0.00%	12.5%
12/31/2009	1.25	0	0	0.00%	24.7%
12/31/2008	1.00	0	0	0.00%	0.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.3%
2010	4.7%
2009	3.7%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints 2020 Strategy Fund - R1 Class - 782478275

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$16,880,709	$15,353,236	1,636,770
Receivables: investments sold	10,758
Payables: investments purchased	—
Net assets	$16,891,467

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$16,891,467	12,172,784	$1.39
Band 100	—	—	1.40
Band 75	—	—	1.41
Band 50	—	—	1.42
Band 25	—	—	1.43
Band 0	—	—	1.44
Total	$16,891,467	12,172,784

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$446,967
Mortality & expense charges	(209,841)
Net investment income (loss)	237,126

Gain (loss) on investments:
Net realized gain (loss)	393,382
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(874,088)
Net gain (loss)	(480,706)

Increase (decrease) in net assets from operations	$(243,580)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$237,126	$445,172
Net realized gain (loss)	393,382	118,292
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(874,088)	1,034,255

Increase (decrease) in net assets from operations	(243,580)	1,597,719

Contract owner transactions:
Proceeds from units sold	4,041,304	4,100,153
Cost of units redeemed	(2,819,955)	(1,172,697)
Account charges	(4,323)	(3,197)
Increase (decrease)	1,217,026	2,924,259
Net increase (decrease)	973,446	4,521,978
Net assets, beginning	15,918,021	11,396,043
Net assets, ending	$16,891,467	$15,918,021

Units sold	2,948,301	3,374,676
Units redeemed	(2,072,457)	(1,158,046)
Net increase (decrease)	875,844	2,216,630
Units outstanding, beginning	11,296,940	9,080,310
Units outstanding, ending	12,172,784	11,296,940

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$18,520,906
Cost of units redeemed/account charges	(4,577,426)
Net investment income (loss)	883,572
Net realized gain (loss)	536,942
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	1,527,473
$16,891,467

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	12,173	$16,891	1.25%	-1.5%
12/31/2010	1.41	11,297	15,918	1.25%	12.3%
12/31/2009	1.26	9,080	11,396	1.25%	25.0%
12/31/2008	1.00	0	0	1.25%	0.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	1.00%	-1.3%
12/31/2010	1.42	0	0	1.00%	12.6%
12/31/2009	1.26	0	0	1.00%	25.4%
12/31/2008	1.00	0	0	1.00%	0.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.75%	-1.0%
12/31/2010	1.42	0	0	0.75%	12.8%
12/31/2009	1.26	0	0	0.75%	25.7%
12/31/2008	1.00	0	0	0.75%	0.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.50%	-0.8%
12/31/2010	1.43	0	0	0.50%	13.1%
12/31/2009	1.26	0	0	0.50%	26.0%
12/31/2008	1.00	0	0	0.50%	0.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.25%	-0.5%
12/31/2010	1.44	0	0	0.25%	13.4%
12/31/2009	1.27	0	0	0.25%	26.3%
12/31/2008	1.00	0	0	0.25%	0.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	0	$0	0.00%	-0.3%
12/31/2010	1.45	0	0	0.00%	13.7%
12/31/2009	1.27	0	0	0.00%	26.7%
12/31/2008	1.00	0	0	0.00%	0.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.7%
2010	4.5%
2009	4.8%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints 2020 Strategy Fund - R3 Class - 782478556

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$6,599,686	$6,173,724	640,439
Receivables: investments sold	—
Payables: investments purchased	(15,964)
Net assets	$6,583,722

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$6,577,178	5,653,100	$1.16
Band 100	4,833	4,084	1.18
Band 75	—	—	1.20
Band 50	1,711	1,397	1.22
Band 25	—	—	1.25
Band 0	—	—	1.27
Total	$6,583,722	5,658,581

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$138,875
Mortality & expense charges	(76,521)
Net investment income (loss)	62,354

Gain (loss) on investments:
Net realized gain (loss)	62,576
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(270,026)
Net gain (loss)	(207,450)

Increase (decrease) in net assets from operations	$(145,096)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$62,354	$140,427
Net realized gain (loss)	62,576	(109,315)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(270,026)	542,576

Increase (decrease) in net assets from operations	(145,096)	573,688

Contract owner transactions:
Proceeds from units sold	1,512,737	1,872,826
Cost of units redeemed	(482,015)	(480,633)
Account charges	(5,490)	(5,027)
Increase (decrease)	1,025,232	1,387,166
Net increase (decrease)	880,136	1,960,854
Net assets, beginning	5,703,586	3,742,732
Net assets, ending	$6,583,722	$5,703,586

Units sold	1,743,734	2,166,652
Units redeemed	(859,290)	(911,648)
Net increase (decrease)	884,444	1,255,004
Units outstanding, beginning	4,774,137	3,519,133
Units outstanding, ending	5,658,581	4,774,137

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$12,739,788
Cost of units redeemed/account charges	(7,154,930)
Net investment income (loss)	366,007
Net realized gain (loss)	180,332
Realized gain distributions	26,563
Net change in unrealized appreciation (depreciation)	425,962
$6,583,722

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	5,653	$6,577	1.25%	-2.0%
12/31/2010	1.19	4,391	5,215	1.25%	11.7%
12/31/2009	1.06	3,519	3,743	1.25%	24.5%
12/31/2008	0.85	1,835	1,568	1.25%	-30.1%
12/31/2007	1.22	1,109	1,356	1.25%	5.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	4	$5	1.00%	-1.8%
12/31/2010	1.20	3	4	1.00%	11.9%
12/31/2009	1.08	0	0	1.00%	24.8%
12/31/2008	0.86	0	0	1.00%	-29.9%
12/31/2007	1.23	0	0	1.00%	5.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.75%	-1.5%
12/31/2010	1.22	0	0	0.75%	12.2%
12/31/2009	1.09	0	0	0.75%	25.1%
12/31/2008	0.87	0	0	0.75%	-29.7%
12/31/2007	1.24	0	0	0.75%	5.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	1	$2	0.50%	-1.3%
12/31/2010	1.24	1	2	0.50%	12.5%
12/31/2009	1.10	0	0	0.50%	25.4%
12/31/2008	0.88	0	0	0.50%	-29.6%
12/31/2007	1.25	0	0	0.50%	6.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	0	$0	0.25%	-1.0%
12/31/2010	1.26	0	0	0.25%	12.8%
12/31/2009	1.12	0	0	0.25%	25.7%
12/31/2008	0.89	0	0	0.25%	-29.4%
12/31/2007	1.26	0	0	0.25%	6.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	0.00%	-0.8%
12/31/2010	1.28	378	483	0.00%	13.1%
12/31/2009	1.13	0	0	0.00%	26.0%
12/31/2008	0.90	0	0	0.00%	-29.2%
12/31/2007	1.27	0	0	0.00%	6.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.3%
2010	4.2%
2009	3.8%
2008	2.3%
2007	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints 2025 Strategy Fund - R1 Class - 782494777

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,100,363	$3,100,911	338,661
Receivables: investments sold	1,775
Payables: investments purchased	—
Net assets	$3,102,138

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$3,102,138	2,228,498	$1.39
Band 100	—	—	1.40
Band 75	—	—	1.41
Band 50	—	—	1.42
Band 25	—	—	1.43
Band 0	—	—	1.45
Total	$3,102,138	2,228,498

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$67,610
Mortality & expense charges	(29,529)
Net investment income (loss)	38,081

Gain (loss) on investments:
Net realized gain (loss)	34,549
Realized gain distributions	9,211
Net change in unrealized appreciation (depreciation)	(149,770)
Net gain (loss)	(106,010)

Increase (decrease) in net assets from operations	$(67,929)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$38,081	$41,861
Net realized gain (loss)	34,549	11,542
Realized gain distributions	9,211	128
Net change in unrealized appreciation (depreciation)	(149,770)	136,537

Increase (decrease) in net assets from operations	(67,929)	190,068

Contract owner transactions:
Proceeds from units sold	1,670,874	1,618,479
Cost of units redeemed	(338,679)	(159,097)
Account charges	(527)	(208)
Increase (decrease)	1,331,668	1,459,174
Net increase (decrease)	1,263,739	1,649,242
Net assets, beginning	1,838,399	189,157
Net assets, ending	$3,102,138	$1,838,399

Units sold	1,194,989	1,394,847
Units redeemed	(244,285)	(265,857)
Net increase (decrease)	950,704	1,128,990
Units outstanding, beginning	1,277,794	148,804
Units outstanding, ending	2,228,498	1,277,794

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,463,684
Cost of units redeemed/account charges	(498,631)
Net investment income (loss)	82,159
Net realized gain (loss)	46,135
Realized gain distributions	9,339
Net change in unrealized appreciation (depreciation)	(548)
$3,102,138

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	2,228	$3,102	1.25%	-3.2%
12/31/2010	1.44	1,278	1,838	1.25%	13.2%
12/31/2009	1.27	149	189	1.25%	26.9%
12/31/2008	1.00	0	0	1.25%	0.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	1.00%	-3.0%
12/31/2010	1.45	0	0	1.00%	13.5%
12/31/2009	1.27	0	0	1.00%	27.2%
12/31/2008	1.00	0	0	1.00%	0.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.75%	-2.8%
12/31/2010	1.45	0	0	0.75%	13.7%
12/31/2009	1.28	0	0	0.75%	27.6%
12/31/2008	1.00	0	0	0.75%	0.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.50%	-2.5%
12/31/2010	1.46	0	0	0.50%	14.0%
12/31/2009	1.28	0	0	0.50%	27.9%
12/31/2008	1.00	0	0	0.50%	0.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.25%	-2.3%
12/31/2010	1.47	0	0	0.25%	14.3%
12/31/2009	1.28	0	0	0.25%	28.2%
12/31/2008	1.00	0	0	0.25%	0.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	0	$0	0.00%	-2.0%
12/31/2010	1.48	0	0	0.00%	14.6%
12/31/2009	1.29	0	0	0.00%	28.5%
12/31/2008	1.00	0	0	0.00%	0.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.7%
2010	5.3%
2009	3.1%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints 2025 Strategy Fund - R3 Class - 782494751

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,662,630	$1,657,261	182,483
Receivables: investments sold	3,441
Payables: investments purchased	—
Net assets	$1,666,071

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,666,071	1,215,768	$1.37
Band 100	—	—	1.38
Band 75	—	—	1.39
Band 50	—	—	1.40
Band 25	—	—	1.41
Band 0	—	—	1.42
Total	$1,666,071	1,215,768

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$31,485
Mortality & expense charges	(19,205)
Net investment income (loss)	12,280

Gain (loss) on investments:
Net realized gain (loss)	57,177
Realized gain distributions	4,964
Net change in unrealized appreciation (depreciation)	(133,345)
Net gain (loss)	(71,204)

Increase (decrease) in net assets from operations	$(58,924)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$12,280	$31,597
Net realized gain (loss)	57,177	19,780
Realized gain distributions	4,964	111
Net change in unrealized appreciation (depreciation)	(133,345)	110,144

Increase (decrease) in net assets from operations	(58,924)	161,632

Contract owner transactions:
Proceeds from units sold	400,197	1,170,945
Cost of units redeemed	(246,015)	(153,728)
Account charges	(2,055)	(628)
Increase (decrease)	152,127	1,016,589
Net increase (decrease)	93,203	1,178,221
Net assets, beginning	1,572,868	394,647
Net assets, ending	$1,666,071	$1,572,868

Units sold	428,312	908,091
Units redeemed	(314,135)	(118,655)
Net increase (decrease)	114,177	789,436
Units outstanding, beginning	1,101,591	312,155
Units outstanding, ending	1,215,768	1,101,591

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,020,172
Cost of units redeemed/account charges	(491,437)
Net investment income (loss)	47,900
Net realized gain (loss)	78,992
Realized gain distributions	5,075
Net change in unrealized appreciation (depreciation)	5,369
$1,666,071

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	1,216	$1,666	1.25%	-3.7%
12/31/2010	1.42	970	1,381	1.25%	12.6%
12/31/2009	1.26	312	395	1.25%	26.3%
12/31/2008	1.00	0	0	1.25%	0.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	1.00%	-3.5%
12/31/2010	1.43	0	0	1.00%	12.9%
12/31/2009	1.27	0	0	1.00%	26.6%
12/31/2008	1.00	0	0	1.00%	0.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.75%	-3.2%
12/31/2010	1.44	0	0	0.75%	13.2%
12/31/2009	1.27	0	0	0.75%	27.0%
12/31/2008	1.00	0	0	0.75%	0.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.50%	-3.0%
12/31/2010	1.45	0	0	0.50%	13.4%
12/31/2009	1.27	0	0	0.50%	27.3%
12/31/2008	1.00	0	0	0.50%	0.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.25%	-2.8%
12/31/2010	1.45	0	0	0.25%	13.7%
12/31/2009	1.28	0	0	0.25%	27.6%
12/31/2008	1.00	0	0	0.25%	0.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.00%	-2.5%
12/31/2010	1.46	131	192	0.00%	14.0%
12/31/2009	1.28	0	0	0.00%	27.9%
12/31/2008	1.00	0	0	0.00%	0.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.9%
2010	4.5%
2009	2.8%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints 2030 Strategy Fund - R1 Class - 782478259

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$11,653,971	$10,506,274	1,222,111
Receivables: investments sold	4,971
Payables: investments purchased	—
Net assets	$11,658,942

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$11,658,942	8,426,508	$1.38
Band 100	—	—	1.39
Band 75	—	—	1.40
Band 50	—	—	1.42
Band 25	—	—	1.43
Band 0	—	—	1.44
Total	$11,658,942	8,426,508

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$232,671
Mortality & expense charges	(143,974)
Net investment income (loss)	88,697

Gain (loss) on investments:
Net realized gain (loss)	208,780
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(977,233)
Net gain (loss)	(768,453)

Increase (decrease) in net assets from operations	$(679,756)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$88,697	$158,254
Net realized gain (loss)	208,780	159,063
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(977,233)	922,731

Increase (decrease) in net assets from operations	(679,756)	1,240,048

Contract owner transactions:
Proceeds from units sold	3,152,718	2,786,754
Cost of units redeemed	(1,609,627)	(1,103,190)
Account charges	(4,896)	(3,232)
Increase (decrease)	1,538,195	1,680,332
Net increase (decrease)	858,439	2,920,380
Net assets, beginning	10,800,503	7,880,123
Net assets, ending	$11,658,942	$10,800,503

Units sold	2,310,127	2,416,160
Units redeemed	(1,256,087)	(1,161,125)
Net increase (decrease)	1,054,040	1,255,035
Units outstanding, beginning	7,372,468	6,117,433
Units outstanding, ending	8,426,508	7,372,468

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$12,942,114
Cost of units redeemed/account charges	(3,159,594)
Net investment income (loss)	337,202
Net realized gain (loss)	391,523
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	1,147,697
$11,658,942

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	8,427	$11,659	1.25%	-5.6%
12/31/2010	1.46	7,372	10,801	1.25%	13.7%
12/31/2009	1.29	6,117	7,880	1.25%	28.9%
12/31/2008	1.00	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	1.00%	-5.3%
12/31/2010	1.47	0	0	1.00%	14.0%
12/31/2009	1.29	0	0	1.00%	29.3%
12/31/2008	1.00	0	0	1.00%	-0.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.75%	-5.1%
12/31/2010	1.48	0	0	0.75%	14.3%
12/31/2009	1.29	0	0	0.75%	29.6%
12/31/2008	1.00	0	0	0.75%	-0.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.50%	-4.8%
12/31/2010	1.49	0	0	0.50%	14.6%
12/31/2009	1.30	0	0	0.50%	29.9%
12/31/2008	1.00	0	0	0.50%	-0.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.25%	-4.6%
12/31/2010	1.50	0	0	0.25%	14.9%
12/31/2009	1.30	0	0	0.25%	30.2%
12/31/2008	1.00	0	0	0.25%	-0.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	0	$0	0.00%	-4.4%
12/31/2010	1.50	0	0	0.00%	15.2%
12/31/2009	1.30	0	0	0.00%	30.6%
12/31/2008	1.00	0	0	0.00%	-0.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.1%
2010	2.9%
2009	3.6%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints 2030 Strategy Fund - R3 Class - 782478523

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$5,446,851	$5,026,369	572,584
Receivables: investments sold	9,882
Payables: investments purchased	—
Net assets	$5,456,733

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$5,456,733	5,266,791	$1.04
Band 100	—	—	1.05
Band 75	—	—	1.07
Band 50	—	—	1.09
Band 25	—	—	1.11
Band 0	—	—	1.13
Total	$5,456,733	5,266,791

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$81,301
Mortality & expense charges	(66,644)
Net investment income (loss)	14,657

Gain (loss) on investments:
Net realized gain (loss)	229,458
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(603,664)
Net gain (loss)	(374,206)

Increase (decrease) in net assets from operations	$(359,549)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,657	$52,824
Net realized gain (loss)	229,458	(89,297)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(603,664)	612,524

Increase (decrease) in net assets from operations	(359,549)	576,051

Contract owner transactions:
Proceeds from units sold	1,566,715	1,856,065
Cost of units redeemed	(659,208)	(870,262)
Account charges	(5,553)	(4,397)
Increase (decrease)	901,954	981,406
Net increase (decrease)	542,405	1,557,457
Net assets, beginning	4,914,328	3,356,871
Net assets, ending	$5,456,733	$4,914,328

Units sold	1,748,382	2,067,515
Units redeemed	(925,080)	(1,073,491)
Net increase (decrease)	823,302	994,024
Units outstanding, beginning	4,443,489	3,449,465
Units outstanding, ending	5,266,791	4,443,489

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$11,289,201
Cost of units redeemed/account charges	(6,565,742)
Net investment income (loss)	148,325
Net realized gain (loss)	134,285
Realized gain distributions	30,182
Net change in unrealized appreciation (depreciation)	420,482
$5,456,733

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.04	5,267	$5,457	1.25%	-6.0%
12/31/2010	1.10	4,215	4,643	1.25%	13.2%
12/31/2009	0.97	3,449	3,357	1.25%	28.3%
12/31/2008	0.76	1,528	1,159	1.25%	-40.1%
12/31/2007	1.27	799	1,012	1.25%	5.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	0	$0	1.00%	-5.7%
12/31/2010	1.12	0	0	1.00%	13.5%
12/31/2009	0.99	0	0	1.00%	28.6%
12/31/2008	0.77	0	0	1.00%	-39.9%
12/31/2007	1.28	0	0	1.00%	5.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.75%	-5.5%
12/31/2010	1.13	0	0	0.75%	13.8%
12/31/2009	1.00	0	0	0.75%	28.9%
12/31/2008	0.77	0	0	0.75%	-39.8%
12/31/2007	1.28	0	0	0.75%	6.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	0.50%	-5.2%
12/31/2010	1.15	0	0	0.50%	14.1%
12/31/2009	1.01	0	0	0.50%	29.2%
12/31/2008	0.78	0	0	0.50%	-39.6%
12/31/2007	1.29	0	0	0.50%	6.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	0.25%	-5.0%
12/31/2010	1.17	0	0	0.25%	14.3%
12/31/2009	1.02	0	0	0.25%	29.5%
12/31/2008	0.79	0	0	0.25%	-39.5%
12/31/2007	1.30	0	0	0.25%	6.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.00%	-4.8%
12/31/2010	1.19	229	271	0.00%	14.6%
12/31/2009	1.03	0	0	0.00%	29.9%
12/31/2008	0.80	0	0	0.00%	-39.3%
12/31/2007	1.31	0	0	0.00%	6.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.6%
2010	2.5%
2009	2.8%
2008	1.1%
2007	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints 2035 Strategy Fund - R1 Class - 782494744

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,465,261	$1,476,758	167,745
Receivables: investments sold	833
Payables: investments purchased	—
Net assets	$1,466,094

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,466,094	1,064,477	$1.38
Band 100	—	—	1.39
Band 75	—	—	1.40
Band 50	—	—	1.41
Band 25	—	—	1.42
Band 0	—	—	1.43
Total	$1,466,094	1,064,477

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$24,212
Mortality & expense charges	(13,462)
Net investment income (loss)	10,750

Gain (loss) on investments:
Net realized gain (loss)	10,489
Realized gain distributions	8,107
Net change in unrealized appreciation (depreciation)	(94,826)
Net gain (loss)	(76,230)

Increase (decrease) in net assets from operations	$(65,480)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,750	$12,544
Net realized gain (loss)	10,489	4,127
Realized gain distributions	8,107	—
Net change in unrealized appreciation (depreciation)	(94,826)	79,600

Increase (decrease) in net assets from operations	(65,480)	96,271

Contract owner transactions:
Proceeds from units sold	819,495	740,915
Cost of units redeemed	(111,097)	(70,242)
Account charges	(520)	(315)
Increase (decrease)	707,878	670,358
Net increase (decrease)	642,398	766,629
Net assets, beginning	823,696	57,067
Net assets, ending	$1,466,094	$823,696

Units sold	598,313	583,534
Units redeemed	(94,002)	(67,533)
Net increase (decrease)	504,311	516,001
Units outstanding, beginning	560,166	44,165
Units outstanding, ending	1,064,477	560,166

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,613,223
Cost of units redeemed/account charges	(182,253)
Net investment income (loss)	23,889
Net realized gain (loss)	14,625
Realized gain distributions	8,107
Net change in unrealized appreciation (depreciation)	(11,497)
$1,466,094

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	1,064	$1,466	1.25%	-6.3%
12/31/2010	1.47	560	824	1.25%	13.8%
12/31/2009	1.29	44	57	1.25%	29.3%
12/31/2008	1.00	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	1.00%	-6.1%
12/31/2010	1.48	0	0	1.00%	14.1%
12/31/2009	1.30	0	0	1.00%	29.7%
12/31/2008	1.00	0	0	1.00%	-0.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.75%	-5.9%
12/31/2010	1.49	0	0	0.75%	14.4%
12/31/2009	1.30	0	0	0.75%	30.0%
12/31/2008	1.00	0	0	0.75%	-0.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.50%	-5.6%
12/31/2010	1.49	0	0	0.50%	14.7%
12/31/2009	1.30	0	0	0.50%	30.3%
12/31/2008	1.00	0	0	0.50%	-0.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.25%	-5.4%
12/31/2010	1.50	0	0	0.25%	14.9%
12/31/2009	1.31	0	0	0.25%	30.6%
12/31/2008	1.00	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.00%	-5.2%
12/31/2010	1.51	0	0	0.00%	15.2%
12/31/2009	1.31	0	0	0.00%	31.0%
12/31/2008	1.00	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.1%
2010	4.0%
2009	2.7%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints 2035 Strategy Fund - R3 Class - 782494728

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,019,252	$1,052,869	117,104
Receivables: investments sold	1,903
Payables: investments purchased	—
Net assets	$1,021,155

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,021,155	753,502	$1.36
Band 100	—	—	1.37
Band 75	—	—	1.38
Band 50	—	—	1.39
Band 25	—	—	1.40
Band 0	—	—	1.41
Total	$1,021,155	753,502

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$13,602
Mortality & expense charges	(11,927)
Net investment income (loss)	1,675

Gain (loss) on investments:
Net realized gain (loss)	72,064
Realized gain distributions	5,662
Net change in unrealized appreciation (depreciation)	(164,156)
Net gain (loss)	(86,430)

Increase (decrease) in net assets from operations	$(84,755)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,675	$10,484
Net realized gain (loss)	72,064	11,765
Realized gain distributions	5,662	—
Net change in unrealized appreciation (depreciation)	(164,156)	88,285

Increase (decrease) in net assets from operations	(84,755)	110,534

Contract owner transactions:
Proceeds from units sold	410,270	489,885
Cost of units redeemed	(230,072)	(88,852)
Account charges	(943)	(340)
Increase (decrease)	179,255	400,693
Net increase (decrease)	94,500	511,227
Net assets, beginning	926,655	415,428
Net assets, ending	$1,021,155	$926,655

Units sold	431,139	386,358
Units redeemed	(311,293)	(76,032)
Net increase (decrease)	119,846	310,326
Units outstanding, beginning	633,656	323,330
Units outstanding, ending	753,502	633,656

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,304,296
Cost of units redeemed/account charges	(355,139)
Net investment income (loss)	15,738
Net realized gain (loss)	84,215
Realized gain distributions	5,662
Net change in unrealized appreciation (depreciation)	(33,617)
$1,021,155

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	754	$1,021	1.25%	-6.8%
12/31/2010	1.45	496	721	1.25%	13.2%
12/31/2009	1.28	323	415	1.25%	28.4%
12/31/2008	1.00	0	0	1.25%	0.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	1.00%	-6.6%
12/31/2010	1.46	0	0	1.00%	13.5%
12/31/2009	1.29	0	0	1.00%	28.8%
12/31/2008	1.00	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.75%	-6.3%
12/31/2010	1.47	0	0	0.75%	13.8%
12/31/2009	1.29	0	0	0.75%	29.1%
12/31/2008	1.00	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.50%	-6.1%
12/31/2010	1.48	0	0	0.50%	14.0%
12/31/2009	1.29	0	0	0.50%	29.5%
12/31/2008	1.00	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.25%	-5.9%
12/31/2010	1.48	0	0	0.25%	14.3%
12/31/2009	1.30	0	0	0.25%	29.8%
12/31/2008	1.00	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.00%	-5.6%
12/31/2010	1.49	138	206	0.00%	14.6%
12/31/2009	1.30	0	0	0.00%	30.1%
12/31/2008	1.00	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	2.6%
2009	2.6%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints 2040 Strategy Fund - R1 Class - 782478234

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$9,411,487	$8,670,053	985,909
Receivables: investments sold	13,808
Payables: investments purchased	—
Net assets	$9,425,295

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$9,425,295	6,860,123	$1.37
Band 100	—	—	1.38
Band 75	—	—	1.39
Band 50	—	—	1.41
Band 25	—	—	1.42
Band 0	—	—	1.43
Total	$9,425,295	6,860,123

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$168,073
Mortality & expense charges	(113,177)
Net investment income (loss)	54,896

Gain (loss) on investments:
Net realized gain (loss)	203,255
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(869,537)
Net gain (loss)	(666,282)

Increase (decrease) in net assets from operations	$(611,386)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$54,896	$110,973
Net realized gain (loss)	203,255	61,554
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(869,537)	803,247

Increase (decrease) in net assets from operations	(611,386)	975,774

Contract owner transactions:
Proceeds from units sold	3,210,657	2,339,256
Cost of units redeemed	(1,553,326)	(560,004)
Account charges	(9,871)	(3,630)
Increase (decrease)	1,647,460	1,775,622
Net increase (decrease)	1,036,074	2,751,396
Net assets, beginning	8,389,221	5,637,825
Net assets, ending	$9,425,295	$8,389,221

Units sold	2,531,979	2,062,129
Units redeemed	(1,389,244)	(717,107)
Net increase (decrease)	1,142,735	1,345,022
Units outstanding, beginning	5,717,388	4,372,366
Units outstanding, ending	6,860,123	5,717,388

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$10,768,883
Cost of units redeemed/account charges	(2,619,398)
Net investment income (loss)	230,806
Net realized gain (loss)	303,570
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	741,434
$9,425,295

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	6,860	$9,425	1.25%	-6.4%
12/31/2010	1.47	5,717	8,389	1.25%	13.8%
12/31/2009	1.29	4,372	5,638	1.25%	29.0%
12/31/2008	1.00	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	1.00%	-6.1%
12/31/2010	1.47	0	0	1.00%	14.1%
12/31/2009	1.29	0	0	1.00%	29.4%
12/31/2008	1.00	0	0	1.00%	-0.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.75%	-5.9%
12/31/2010	1.48	0	0	0.75%	14.4%
12/31/2009	1.30	0	0	0.75%	29.7%
12/31/2008	1.00	0	0	0.75%	-0.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.50%	-5.7%
12/31/2010	1.49	0	0	0.50%	14.7%
12/31/2009	1.30	0	0	0.50%	30.0%
12/31/2008	1.00	0	0	0.50%	-0.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.25%	-5.4%
12/31/2010	1.50	0	0	0.25%	14.9%
12/31/2009	1.30	0	0	0.25%	30.3%
12/31/2008	1.00	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.00%	-5.2%
12/31/2010	1.51	0	0	0.00%	15.2%
12/31/2009	1.31	0	0	0.00%	30.7%
12/31/2008	1.00	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.9%
2010	2.8%
2009	3.6%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints 2040 Strategy Fund - R3 Class - 782478481

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$4,198,020	$3,871,298	441,627
Receivables: investments sold	10,693
Payables: investments purchased	—
Net assets	$4,208,713

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$4,207,300	4,071,602	$1.03
Band 100	1,413	1,344	1.05
Band 75	—	—	1.07
Band 50	—	—	1.09
Band 25	—	—	1.11
Band 0	—	—	1.13
Total	$4,208,713	4,072,946

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$54,683
Mortality & expense charges	(52,527)
Net investment income (loss)	2,156

Gain (loss) on investments:
Net realized gain (loss)	(51,591)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(271,969)
Net gain (loss)	(323,560)

Increase (decrease) in net assets from operations	$(321,404)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,156	$37,706
Net realized gain (loss)	(51,591)	(92,769)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(271,969)	519,425

Increase (decrease) in net assets from operations	(321,404)	464,362

Contract owner transactions:
Proceeds from units sold	1,064,122	1,346,339
Cost of units redeemed	(468,546)	(357,640)
Account charges	(6,107)	(4,577)
Increase (decrease)	589,469	984,122
Net increase (decrease)	268,065	1,448,484
Net assets, beginning	3,940,648	2,492,164
Net assets, ending	$4,208,713	$3,940,648

Units sold	1,203,946	1,460,165
Units redeemed	(672,195)	(463,589)
Net increase (decrease)	531,751	996,576
Units outstanding, beginning	3,541,195	2,544,619
Units outstanding, ending	4,072,946	3,541,195

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$7,821,846
Cost of units redeemed/account charges	(4,012,196)
Net investment income (loss)	100,392
Net realized gain (loss)	(62,211)
Realized gain distributions	34,160
Net change in unrealized appreciation (depreciation)	326,722
$4,208,713

* Date of Fund Inception into Variable Account: 3/1/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	4,072	$4,207	1.25%	-6.9%
12/31/2010	1.11	3,405	3,778	1.25%	13.3%
12/31/2009	0.98	2,545	2,492	1.25%	28.4%
12/31/2008	0.76	1,441	1,099	1.25%	-40.5%
12/31/2007	1.28	753	965	1.25%	5.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	1	$1	1.00%	-6.6%
12/31/2010	1.13	0	0	1.00%	13.6%
12/31/2009	0.99	0	0	1.00%	28.7%
12/31/2008	0.77	0	0	1.00%	-40.3%
12/31/2007	1.29	0	0	1.00%	5.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	0.75%	-6.4%
12/31/2010	1.14	0	0	0.75%	13.9%
12/31/2009	1.00	0	0	0.75%	29.0%
12/31/2008	0.78	0	0	0.75%	-40.2%
12/31/2007	1.30	0	0	0.75%	6.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	0.50%	-6.2%
12/31/2010	1.16	0	0	0.50%	14.1%
12/31/2009	1.02	0	0	0.50%	29.4%
12/31/2008	0.79	0	0	0.50%	-40.0%
12/31/2007	1.31	0	0	0.50%	6.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.11	0	$0	0.25%	-5.9%
12/31/2010	1.18	0	0	0.25%	14.4%
12/31/2009	1.03	0	0	0.25%	29.7%
12/31/2008	0.79	0	0	0.25%	-39.9%
12/31/2007	1.32	0	0	0.25%	6.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.13	0	$0	0.00%	-5.7%
12/31/2010	1.19	137	163	0.00%	14.7%
12/31/2009	1.04	0	0	0.00%	30.0%
12/31/2008	0.80	0	0	0.00%	-39.7%
12/31/2007	1.33	0	0	0.00%	6.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.3%
2010	2.4%
2009	2.6%
2008	1.1%
2007	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints 2045 Strategy Fund - R1 Class - 782494710

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$962,182	$1,009,013	114,810
Receivables: investments sold	—
Payables: investments purchased	(66)
Net assets	$962,116

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$962,116	698,473	$1.38
Band 100	—	—	1.39
Band 75	—	—	1.40
Band 50	—	—	1.41
Band 25	—	—	1.42
Band 0	—	—	1.43
Total	$962,116	698,473

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$14,444
Mortality & expense charges	(6,138)
Net investment income (loss)	8,306

Gain (loss) on investments:
Net realized gain (loss)	1,656
Realized gain distributions	44,237
Net change in unrealized appreciation (depreciation)	(74,130)
Net gain (loss)	(28,237)

Increase (decrease) in net assets from operations	$(19,931)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,306	$4,144
Net realized gain (loss)	1,656	1,393
Realized gain distributions	44,237	—
Net change in unrealized appreciation (depreciation)	(74,130)	25,554

Increase (decrease) in net assets from operations	(19,931)	31,091

Contract owner transactions:
Proceeds from units sold	752,441	224,383
Cost of units redeemed	(43,152)	(5,599)
Account charges	(817)	(86)
Increase (decrease)	708,472	218,698
Net increase (decrease)	688,541	249,789
Net assets, beginning	273,575	23,786
Net assets, ending	$962,116	$273,575

Units sold	624,665	202,710
Units redeemed	(112,133)	(35,166)
Net increase (decrease)	512,532	167,544
Units outstanding, beginning	185,941	18,397
Units outstanding, ending	698,473	185,941

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$999,499
Cost of units redeemed/account charges	(50,744)
Net investment income (loss)	12,698
Net realized gain (loss)	3,257
Realized gain distributions	44,237
Net change in unrealized appreciation (depreciation)	(46,831)
$962,116

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	698	$962	1.25%	-6.4%
12/31/2010	1.47	186	274	1.25%	13.8%
12/31/2009	1.29	18	24	1.25%	29.4%
12/31/2008	1.00	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	1.00%	-6.1%
12/31/2010	1.48	0	0	1.00%	14.1%
12/31/2009	1.30	0	0	1.00%	29.8%
12/31/2008	1.00	0	0	1.00%	-0.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.75%	-5.9%
12/31/2010	1.49	0	0	0.75%	14.4%
12/31/2009	1.30	0	0	0.75%	30.1%
12/31/2008	1.00	0	0	0.75%	-0.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.50%	-5.7%
12/31/2010	1.49	0	0	0.50%	14.7%
12/31/2009	1.30	0	0	0.50%	30.4%
12/31/2008	1.00	0	0	0.50%	-0.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.25%	-5.4%
12/31/2010	1.50	0	0	0.25%	14.9%
12/31/2009	1.31	0	0	0.25%	30.7%
12/31/2008	1.00	0	0	0.25%	-0.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.00%	-5.2%
12/31/2010	1.51	0	0	0.00%	15.2%
12/31/2009	1.31	0	0	0.00%	31.1%
12/31/2008	1.00	0	0	0.00%	-0.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.3%
2010	3.9%
2009	2.8%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints 2045 Strategy Fund - R3 Class - 782494686

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$410,114	$441,841	49,212
Receivables: investments sold	1,302
Payables: investments purchased	—
Net assets	$411,416

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$411,416	303,500	$1.36
Band 100	—	—	1.37
Band 75	—	—	1.38
Band 50	—	—	1.39
Band 25	—	—	1.40
Band 0	—	—	1.41
Total	$411,416	303,500

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$5,505
Mortality & expense charges	(4,400)
Net investment income (loss)	1,105

Gain (loss) on investments:
Net realized gain (loss)	21,259
Realized gain distributions	18,962
Net change in unrealized appreciation (depreciation)	(69,755)
Net gain (loss)	(29,534)

Increase (decrease) in net assets from operations	$(28,429)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,105	$3,782
Net realized gain (loss)	21,259	2,815
Realized gain distributions	18,962	—
Net change in unrealized appreciation (depreciation)	(69,755)	26,105

Increase (decrease) in net assets from operations	(28,429)	32,702

Contract owner transactions:
Proceeds from units sold	183,347	199,099
Cost of units redeemed	(58,009)	(15,652)
Account charges	(948)	(300)
Increase (decrease)	124,390	183,147
Net increase (decrease)	95,961	215,849
Net assets, beginning	315,455	99,606
Net assets, ending	$411,416	$315,455

Units sold	177,293	150,813
Units redeemed	(89,942)	(12,239)
Net increase (decrease)	87,351	138,574
Units outstanding, beginning	216,149	77,575
Units outstanding, ending	303,500	216,149

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$478,766
Cost of units redeemed/account charges	(84,796)
Net investment income (loss)	5,753
Net realized gain (loss)	24,458
Realized gain distributions	18,962
Net change in unrealized appreciation (depreciation)	(31,727)
$411,416

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	304	$411	1.25%	-6.7%
12/31/2010	1.45	183	265	1.25%	13.2%
12/31/2009	1.28	78	100	1.25%	28.4%
12/31/2008	1.00	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	1.00%	-6.5%
12/31/2010	1.46	0	0	1.00%	13.5%
12/31/2009	1.29	0	0	1.00%	28.8%
12/31/2008	1.00	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.75%	-6.3%
12/31/2010	1.47	0	0	0.75%	13.8%
12/31/2009	1.29	0	0	0.75%	29.1%
12/31/2008	1.00	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.50%	-6.0%
12/31/2010	1.48	0	0	0.50%	14.1%
12/31/2009	1.29	0	0	0.50%	29.4%
12/31/2008	1.00	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.25%	-5.8%
12/31/2010	1.48	0	0	0.25%	14.3%
12/31/2009	1.30	0	0	0.25%	29.7%
12/31/2008	1.00	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.00%	-5.6%
12/31/2010	1.49	34	50	0.00%	14.6%
12/31/2009	1.30	0	0	0.00%	30.0%
12/31/2008	1.00	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.5%
2010	2.8%
2009	2.7%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints 2050 Strategy Fund - R1 Class - 782494678

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,089,915	$1,311,603	153,922
Receivables: investments sold	—
Payables: investments purchased	(144)
Net assets	$1,089,771

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,089,771	791,196	$1.38
Band 100	—	—	1.39
Band 75	—	—	1.40
Band 50	—	—	1.41
Band 25	—	—	1.42
Band 0	—	—	1.43
Total	$1,089,771	791,196

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$17,827
Mortality & expense charges	(9,240)
Net investment income (loss)	8,587

Gain (loss) on investments:
Net realized gain (loss)	6,570
Realized gain distributions	215,623
Net change in unrealized appreciation (depreciation)	(275,323)
Net gain (loss)	(53,130)

Increase (decrease) in net assets from operations	$(44,543)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,587	$7,296
Net realized gain (loss)	6,570	(5,165)
Realized gain distributions	215,623	824
Net change in unrealized appreciation (depreciation)	(275,323)	52,026

Increase (decrease) in net assets from operations	(44,543)	54,981

Contract owner transactions:
Proceeds from units sold	733,604	414,803
Cost of units redeemed	(99,433)	(6,684)
Account charges	(1,157)	(137)
Increase (decrease)	633,014	407,982
Net increase (decrease)	588,471	462,963
Net assets, beginning	501,300	38,337
Net assets, ending	$1,089,771	$501,300

Units sold	604,209	430,020
Units redeemed	(154,225)	(118,521)
Net increase (decrease)	449,984	311,499
Units outstanding, beginning	341,212	29,713
Units outstanding, ending	791,196	341,212

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,184,976
Cost of units redeemed/account charges	(107,852)
Net investment income (loss)	16,309
Net realized gain (loss)	1,489
Realized gain distributions	216,537
Net change in unrealized appreciation (depreciation)	(221,688)
$1,089,771

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	791	$1,090	1.25%	-6.2%
12/31/2010	1.47	341	501	1.25%	13.9%
12/31/2009	1.29	30	38	1.25%	29.0%
12/31/2008	1.00	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	1.00%	-6.0%
12/31/2010	1.48	0	0	1.00%	14.2%
12/31/2009	1.29	0	0	1.00%	29.4%
12/31/2008	1.00	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.75%	-5.8%
12/31/2010	1.48	0	0	0.75%	14.4%
12/31/2009	1.30	0	0	0.75%	29.7%
12/31/2008	1.00	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.50%	-5.5%
12/31/2010	1.49	0	0	0.50%	14.7%
12/31/2009	1.30	0	0	0.50%	30.0%
12/31/2008	1.00	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.25%	-5.3%
12/31/2010	1.50	0	0	0.25%	15.0%
12/31/2009	1.30	0	0	0.25%	30.4%
12/31/2008	1.00	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.00%	-5.1%
12/31/2010	1.51	0	0	0.00%	15.3%
12/31/2009	1.31	0	0	0.00%	30.7%
12/31/2008	1.00	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.2%
2010	3.8%
2009	2.7%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints 2050 Strategy Fund - R3 Class - 782494652

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$387,567	$489,013	55,260
Receivables: investments sold	3,125
Payables: investments purchased	—
Net assets	$390,692

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$390,692	288,206	$1.36
Band 100	—	—	1.37
Band 75	—	—	1.38
Band 50	—	—	1.39
Band 25	—	—	1.40
Band 0	—	—	1.41
Total	$390,692	288,206

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$4,970
Mortality & expense charges	(3,560)
Net investment income (loss)	1,410

Gain (loss) on investments:
Net realized gain (loss)	10,924
Realized gain distributions	76,996
Net change in unrealized appreciation (depreciation)	(117,750)
Net gain (loss)	(29,830)

Increase (decrease) in net assets from operations	$(28,420)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,410	$2,016
Net realized gain (loss)	10,924	110
Realized gain distributions	76,996	254
Net change in unrealized appreciation (depreciation)	(117,750)	14,539

Increase (decrease) in net assets from operations	(28,420)	16,919

Contract owner transactions:
Proceeds from units sold	274,172	159,623
Cost of units redeemed	(47,344)	(5,415)
Account charges	(747)	(73)
Increase (decrease)	226,081	154,135
Net increase (decrease)	197,661	171,054
Net assets, beginning	193,031	21,977
Net assets, ending	$390,692	$193,031

Units sold	226,157	119,681
Units redeemed	(70,239)	(4,534)
Net increase (decrease)	155,918	115,147
Units outstanding, beginning	132,288	17,141
Units outstanding, ending	288,206	132,288

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$453,756
Cost of units redeemed/account charges	(53,579)
Net investment income (loss)	3,621
Net realized gain (loss)	11,039
Realized gain distributions	77,301
Net change in unrealized appreciation (depreciation)	(101,446)
$390,692

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	288	$391	1.25%	-6.6%
12/31/2010	1.45	107	155	1.25%	13.2%
12/31/2009	1.28	17	22	1.25%	28.3%
12/31/2008	1.00	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	1.00%	-6.4%
12/31/2010	1.46	0	0	1.00%	13.5%
12/31/2009	1.29	0	0	1.00%	28.7%
12/31/2008	1.00	0	0	1.00%	-0.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.75%	-6.2%
12/31/2010	1.47	0	0	0.75%	13.8%
12/31/2009	1.29	0	0	0.75%	29.0%
12/31/2008	1.00	0	0	0.75%	-0.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.50%	-5.9%
12/31/2010	1.47	0	0	0.50%	14.1%
12/31/2009	1.29	0	0	0.50%	29.3%
12/31/2008	1.00	0	0	0.50%	-0.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.25%	-5.7%
12/31/2010	1.48	0	0	0.25%	14.4%
12/31/2009	1.30	0	0	0.25%	29.6%
12/31/2008	1.00	0	0	0.25%	-0.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.00%	-5.5%
12/31/2010	1.49	26	38	0.00%	14.7%
12/31/2009	1.30	0	0	0.00%	30.0%
12/31/2008	1.00	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.7%
2010	2.6%
2009	2.5%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints 2055 Strategy Fund - R1 Class - 782494173 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.01
Band 100	—	—	1.01
Band 75	—	—	1.01
Band 50	—	—	1.01
Band 25	—	—	1.01
Band 0	—	—	1.02
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/21/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints 2055 Strategy Fund - R3 Class - 782494157 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.01
Band 100	—	—	1.01
Band 75	—	—	1.01
Band 50	—	—	1.01
Band 25	—	—	1.01
Band 0	—	—	1.01
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 10/21/2011

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints Balanced Strategy Fund - R1 Class - 782478366

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$9,542,045	$9,097,376	956,831
Receivables: investments sold	7,129
Payables: investments purchased	—
Net assets	$9,549,174

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$9,549,174	7,025,000	$1.36
Band 100	—	—	1.37
Band 75	—	—	1.38
Band 50	—	—	1.39
Band 25	—	—	1.40
Band 0	—	—	1.41
Total	$9,549,174	7,025,000

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$222,451
Mortality & expense charges	(114,587)
Net investment income (loss)	107,864

Gain (loss) on investments:
Net realized gain (loss)	331,056
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(845,812)
Net gain (loss)	(514,756)

Increase (decrease) in net assets from operations	$(406,892)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$107,864	$169,399
Net realized gain (loss)	331,056	80,555
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(845,812)	562,769

Increase (decrease) in net assets from operations	(406,892)	812,723

Contract owner transactions:
Proceeds from units sold	8,354,265	1,559,988
Cost of units redeemed	(6,124,375)	(606,233)
Account charges	(2,483)	(2,218)
Increase (decrease)	2,227,407	951,537
Net increase (decrease)	1,820,515	1,764,260
Net assets, beginning	7,728,659	5,964,399
Net assets, ending	$9,549,174	$7,728,659

Units sold	5,939,595	1,216,801
Units redeemed	(4,389,607)	(484,914)
Net increase (decrease)	1,549,988	731,887
Units outstanding, beginning	5,475,012	4,743,125
Units outstanding, ending	7,025,000	5,475,012

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$15,657,248
Cost of units redeemed/account charges	(7,420,081)
Net investment income (loss)	370,481
Net realized gain (loss)	496,857
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	444,669
$9,549,174

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	7,025	$9,549	1.25%	-3.7%
12/31/2010	1.41	5,475	7,729	1.25%	12.3%
12/31/2009	1.26	4,743	5,964	1.25%	25.3%
12/31/2008	1.00	0	0	1.25%	0.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	1.00%	-3.5%
12/31/2010	1.42	0	0	1.00%	12.5%
12/31/2009	1.26	0	0	1.00%	25.7%
12/31/2008	1.00	0	0	1.00%	0.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.75%	-3.2%
12/31/2010	1.43	0	0	0.75%	12.8%
12/31/2009	1.26	0	0	0.75%	26.0%
12/31/2008	1.00	0	0	0.75%	0.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.50%	-3.0%
12/31/2010	1.43	0	0	0.50%	13.1%
12/31/2009	1.27	0	0	0.50%	26.3%
12/31/2008	1.00	0	0	0.50%	0.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.25%	-2.7%
12/31/2010	1.44	0	0	0.25%	13.4%
12/31/2009	1.27	0	0	0.25%	26.6%
12/31/2008	1.00	0	0	0.25%	0.4%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.00%	-2.5%
12/31/2010	1.45	0	0	0.00%	13.7%
12/31/2009	1.27	0	0	0.00%	26.9%
12/31/2008	1.00	0	0	0.00%	0.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.6%
2010	3.7%
2009	4.5%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints Balanced Strategy Fund - R3 Class - 782493589

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$17,178,736	$16,069,040	1,730,955
Receivables: investments sold	9,653
Payables: investments purchased	—
Net assets	$17,188,389

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$13,844,042	10,823,953	$1.28
Band 100	55,618	42,663	1.30
Band 75	—	—	1.33
Band 50	622,796	459,865	1.35
Band 25	—	—	1.38
Band 0	2,665,933	1,894,903	1.41
Total	$17,188,389	13,221,384

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$314,906
Mortality & expense charges	(173,142)
Net investment income (loss)	141,764

Gain (loss) on investments:
Net realized gain (loss)	707,180
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,601,539)
Net gain (loss)	(894,359)

Increase (decrease) in net assets from operations	$(752,595)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$141,764	$312,205
Net realized gain (loss)	707,180	561,378
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,601,539)	685,158

Increase (decrease) in net assets from operations	(752,595)	1,558,741

Contract owner transactions:
Proceeds from units sold	6,384,242	5,292,450
Cost of units redeemed	(3,866,254)	(3,532,661)
Account charges	(20,462)	(15,893)
Increase (decrease)	2,497,526	1,743,896
Net increase (decrease)	1,744,931	3,302,637
Net assets, beginning	15,443,458	12,140,821
Net assets, ending	$17,188,389	$15,443,458

Units sold	5,482,259	5,729,066
Units redeemed	(3,643,655)	(4,348,056)
Net increase (decrease)	1,838,604	1,381,010
Units outstanding, beginning	11,382,780	10,001,770
Units outstanding, ending	13,221,384	11,382,780

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$51,478,224
Cost of units redeemed/account charges	(34,602,400)
Net investment income (loss)	1,158,777
Net realized gain (loss)	(2,711,435)
Realized gain distributions	755,527
Net change in unrealized appreciation (depreciation)	1,109,696
$17,188,389

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant tra

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	10,824	$13,844	1.25%	-4.2%
12/31/2010	1.34	9,069	12,111	1.25%	11.7%
12/31/2009	1.20	7,762	9,282	1.25%	24.8%
12/31/2008	0.96	7,921	7,589	1.25%	-31.0%
12/31/2007	1.39	3,500	4,857	1.25%	5.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	43	$56	1.00%	-4.0%
12/31/2010	1.36	39	52	1.00%	11.9%
12/31/2009	1.21	36	44	1.00%	25.1%
12/31/2008	0.97	36	34	1.00%	-30.8%
12/31/2007	1.40	202	283	1.00%	5.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.33	0	$0	0.75%	-3.7%
12/31/2010	1.38	0	0	0.75%	12.2%
12/31/2009	1.23	0	0	0.75%	25.5%
12/31/2008	0.98	0	0	0.75%	-30.6%
12/31/2007	1.41	0	0	0.75%	5.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	460	$623	0.50%	-3.5%
12/31/2010	1.40	426	598	0.50%	12.5%
12/31/2009	1.25	374	467	0.50%	25.8%
12/31/2008	0.99	333	331	0.50%	-30.4%
12/31/2007	1.43	340	485	0.50%	5.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.25%	-3.3%
12/31/2010	1.43	0	0	0.25%	12.8%
12/31/2009	1.27	0	0	0.25%	26.1%
12/31/2008	1.00	0	0	0.25%	-30.3%
12/31/2007	1.44	0	0	0.25%	6.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	1,895	$2,666	0.00%	-3.0%
12/31/2010	1.45	1,849	2,682	0.00%	13.1%
12/31/2009	1.28	1,830	2,348	0.00%	26.4%
12/31/2008	1.02	1,567	1,591	0.00%	-30.1%
12/31/2007	1.45	1,505	2,185	0.00%	6.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.9%
2010	3.2%
2009	3.0%
2008	3.0%
2007	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints Conservative Strategy Fund - R1 Class - 782478325

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,918,125	$1,859,669	183,570
Receivables: investments sold	—
Payables: investments purchased	(1,647)
Net assets	$1,916,478

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,916,478	1,452,566	$1.32
Band 100	—	—	1.33
Band 75	—	—	1.34
Band 50	—	—	1.35
Band 25	—	—	1.36
Band 0	—	—	1.37
Total	$1,916,478	1,452,566

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$45,310
Mortality & expense charges	(19,081)
Net investment income (loss)	26,229

Gain (loss) on investments:
Net realized gain (loss)	55,283
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(66,461)
Net gain (loss)	(11,178)

Increase (decrease) in net assets from operations	$15,051

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$26,229	$42,022
Net realized gain (loss)	55,283	17,176
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(66,461)	42,889

Increase (decrease) in net assets from operations	15,051	102,087

Contract owner transactions:
Proceeds from units sold	1,375,576	343,412
Cost of units redeemed	(803,047)	(149,488)
Account charges	(889)	(342)
Increase (decrease)	571,640	193,582
Net increase (decrease)	586,691	295,669
Net assets, beginning	1,329,787	1,034,118
Net assets, ending	$1,916,478	$1,329,787

Units sold	1,042,482	284,898
Units redeemed	(607,761)	(129,650)
Net increase (decrease)	434,721	155,248
Units outstanding, beginning	1,017,845	862,597
Units outstanding, ending	1,452,566	1,017,845

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,836,335
Cost of units redeemed/account charges	(1,156,736)
Net investment income (loss)	91,673
Net realized gain (loss)	86,750
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	58,456
$1,916,478

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	1,453	$1,916	1.25%	1.0%
12/31/2010	1.31	1,018	1,330	1.25%	9.0%
12/31/2009	1.20	863	1,034	1.25%	18.9%
12/31/2008	1.01	0	0	1.25%	0.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.33	0	$0	1.00%	1.2%
12/31/2010	1.31	0	0	1.00%	9.3%
12/31/2009	1.20	0	0	1.00%	19.2%
12/31/2008	1.01	0	0	1.00%	0.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	0	$0	0.75%	1.5%
12/31/2010	1.32	0	0	0.75%	9.5%
12/31/2009	1.21	0	0	0.75%	19.5%
12/31/2008	1.01	0	0	0.75%	0.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	0.50%	1.7%
12/31/2010	1.33	0	0	0.50%	9.8%
12/31/2009	1.21	0	0	0.50%	19.8%
12/31/2008	1.01	0	0	0.50%	0.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	0	$0	0.25%	2.0%
12/31/2010	1.33	0	0	0.25%	10.1%
12/31/2009	1.21	0	0	0.25%	20.1%
12/31/2008	1.01	0	0	0.25%	0.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	0.00%	2.3%
12/31/2010	1.34	0	0	0.00%	10.3%
12/31/2009	1.21	0	0	0.00%	20.4%
12/31/2008	1.01	0	0	0.00%	0.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.8%
2010	4.8%
2009	6.0%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints Conservative Strategy Fund - R3 Class - 782493563

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,547,267	$2,546,643	243,938
Receivables: investments sold	1,891
Payables: investments purchased	—
Net assets	$2,549,158

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,027,370	1,639,854	$1.24
Band 100	2,591	2,056	1.26
Band 75	—	—	1.28
Band 50	418,737	319,882	1.31
Band 25	—	—	1.33
Band 0	100,460	73,875	1.36
Total	$2,549,158	2,035,667

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$56,961
Mortality & expense charges	(27,612)
Net investment income (loss)	29,349

Gain (loss) on investments:
Net realized gain (loss)	102,753
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(121,154)
Net gain (loss)	(18,401)

Increase (decrease) in net assets from operations	$10,948

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$29,349	$66,377
Net realized gain (loss)	102,753	(25,564)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(121,154)	116,151

Increase (decrease) in net assets from operations	10,948	156,964

Contract owner transactions:
Proceeds from units sold	1,439,607	1,258,263
Cost of units redeemed	(1,206,332)	(696,066)
Account charges	(2,590)	(1,594)
Increase (decrease)	230,685	560,603
Net increase (decrease)	241,633	717,567
Net assets, beginning	2,307,525	1,589,958
Net assets, ending	$2,549,158	$2,307,525

Units sold	1,158,290	1,050,357
Units redeemed	(966,912)	(596,482)
Net increase (decrease)	191,378	453,875
Units outstanding, beginning	1,844,289	1,390,414
Units outstanding, ending	2,035,667	1,844,289

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$6,261,482
Cost of units redeemed/account charges	(3,916,524)
Net investment income (loss)	223,305
Net realized gain (loss)	(54,064)
Realized gain distributions	34,335
Net change in unrealized appreciation (depreciation)	624
$2,549,158

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.24	$1,640	$2,027	1.25%	0.5%
12/31/2010	1.23	1,366	1,681	1.25%	8.5%
12/31/2009	1.13	1,135	1,286	1.25%	18.3%
12/31/2008	0.96	1,078	1,033	1.25%	-16.7%
12/31/2007	1.15	651	749	1.25%	3.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.26	2	$3	1.00%	0.7%
12/31/2010	1.25	0	0	1.00%	8.8%
12/31/2009	1.15	0	0	1.00%	18.6%
12/31/2008	0.97	0	0	1.00%	-16.5%
12/31/2007	1.16	0	0	1.00%	4.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	0	$0	0.75%	1.0%
12/31/2010	1.27	0	0	0.75%	9.1%
12/31/2009	1.17	0	0	0.75%	18.9%
12/31/2008	0.98	0	0	0.75%	-16.3%
12/31/2007	1.17	0	0	0.75%	4.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.31	320	$419	0.50%	1.2%
12/31/2010	1.29	294	380	0.50%	9.4%
12/31/2009	1.18	224	264	0.50%	19.2%
12/31/2008	0.99	181	179	0.50%	-16.1%
12/31/2007	1.18	164	194	0.50%	4.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.33	0	$0	0.25%	1.5%
12/31/2010	1.31	0	0	0.25%	9.6%
12/31/2009	1.20	0	0	0.25%	19.5%
12/31/2008	1.00	0	0	0.25%	-15.9%
12/31/2007	1.19	0	0	0.25%	4.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	74	$100	0.00%	1.7%
12/31/2010	1.34	184	246	0.00%	9.9%
12/31/2009	1.22	32	39	0.00%	19.8%
12/31/2008	1.02	61	62	0.00%	-15.7%
12/31/2007	1.20	137	164	0.00%	5.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.3%
2010	4.4%
2009	3.7%
2008	4.6%
2007	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints Equity Growth Strategy Fund - R1 Class - 782478416

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,034,872	$1,040,904	120,385
Receivables: investments sold	1,645
Payables: investments purchased	—
Net assets	$1,036,517

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,036,517	773,944	$1.34
Band 100	—	—	1.35
Band 75	—	—	1.36
Band 50	—	—	1.37
Band 25	—	—	1.38
Band 0	—	—	1.39
Total	$1,036,517	773,944

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$12,031
Mortality & expense charges	(15,080)
Net investment income (loss)	(3,049)

Gain (loss) on investments:
Net realized gain (loss)	100,703
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(200,107)
Net gain (loss)	(99,404)

Increase (decrease) in net assets from operations	$(102,453)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,049)	$6,019
Net realized gain (loss)	100,703	25,924
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(200,107)	78,710

Increase (decrease) in net assets from operations	(102,453)	110,653

Contract owner transactions:
Proceeds from units sold	354,544	521,999
Cost of units redeemed	(456,571)	(174,214)
Account charges	(729)	(747)
Increase (decrease)	(102,756)	347,038
Net increase (decrease)	(205,209)	457,691
Net assets, beginning	1,241,726	784,035
Net assets, ending	$1,036,517	$1,241,726

Units sold	248,989	387,690
Units redeemed	(328,267)	(141,517)
Net increase (decrease)	(79,278)	246,173
Units outstanding, beginning	853,222	607,049
Units outstanding, ending	773,944	853,222

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,749,183
Cost of units redeemed/account charges	(885,119)
Net investment income (loss)	8,039
Net realized gain (loss)	170,446
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(6,032)
$1,036,517

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	774	$1,037	1.25%	-8.0%
12/31/2010	1.46	853	1,242	1.25%	12.7%
12/31/2009	1.29	607	784	1.25%	29.4%
12/31/2008	1.00	0	0	1.25%	-0.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	1.00%	-7.7%
12/31/2010	1.46	0	0	1.00%	13.0%
12/31/2009	1.29	0	0	1.00%	29.8%
12/31/2008	1.00	0	0	1.00%	-0.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	0	$0	0.75%	-7.5%
12/31/2010	1.47	0	0	0.75%	13.2%
12/31/2009	1.30	0	0	0.75%	30.1%
12/31/2008	1.00	0	0	0.75%	-0.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	0.50%	-7.3%
12/31/2010	1.48	0	0	0.50%	13.5%
12/31/2009	1.30	0	0	0.50%	30.5%
12/31/2008	1.00	0	0	0.50%	-0.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.25%	-7.1%
12/31/2010	1.49	0	0	0.25%	13.8%
12/31/2009	1.31	0	0	0.25%	30.8%
12/31/2008	1.00	0	0	0.25%	-0.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.00%	-6.8%
12/31/2010	1.49	0	0	0.00%	14.1%
12/31/2009	1.31	0	0	0.00%	31.1%
12/31/2008	1.00	0	0	0.00%	-0.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.1%
2010	1.6%
2009	2.8%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints Equity Growth Strategy Fund - R3 Class - 782493555

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,060,290	$2,880,905	366,711
Receivables: investments sold	1,752
Payables: investments purchased	—
Net assets	$3,062,042

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,059,151	1,719,565	$1.20
Band 100	—	—	1.22
Band 75	—	—	1.24
Band 50	138,966	109,599	1.27
Band 25	—	—	1.29
Band 0	863,925	655,879	1.32
Total	$3,062,042	2,485,043

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$34,023
Mortality & expense charges	(29,614)
Net investment income (loss)	4,409

Gain (loss) on investments:
Net realized gain (loss)	79,687
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(355,956)
Net gain (loss)	(276,269)

Increase (decrease) in net assets from operations	$(271,860)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,409	$14,381
Net realized gain (loss)	79,687	(167,843)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(355,956)	522,555

Increase (decrease) in net assets from operations	(271,860)	369,093

Contract owner transactions:
Proceeds from units sold	900,810	989,985
Cost of units redeemed	(908,676)	(865,016)
Account charges	(3,260)	(4,908)
Increase (decrease)	(11,126)	120,061
Net increase (decrease)	(282,986)	489,154
Net assets, beginning	3,345,028	2,855,874
Net assets, ending	$3,062,042	$3,345,028

Units sold	780,889	836,353
Units redeemed	(802,023)	(741,221)
Net increase (decrease)	(21,134)	95,132
Units outstanding, beginning	2,506,177	2,411,045
Units outstanding, ending	2,485,043	2,506,177

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$8,603,215
Cost of units redeemed/account charges	(5,132,342)
Net investment income (loss)	86,250
Net realized gain (loss)	(933,671)
Realized gain distributions	259,205
Net change in unrealized appreciation (depreciation)	179,385
$3,062,042

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	1,720	$2,059	1.25%	-8.4%
12/31/2010	1.31	1,828	2,388	1.25%	12.1%
12/31/2009	1.17	1,834	2,137	1.25%	28.8%
12/31/2008	0.91	1,809	1,637	1.25%	-42.9%
12/31/2007	1.59	666	1,056	1.25%	5.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	0	$0	1.00%	-8.1%
12/31/2010	1.33	18	24	1.00%	12.4%
12/31/2009	1.18	13	16	1.00%	29.1%
12/31/2008	0.92	8	7	1.00%	-42.8%
12/31/2007	1.60	4	7	1.00%	6.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.24	0	$0	0.75%	-7.9%
12/31/2010	1.35	0	0	0.75%	12.7%
12/31/2009	1.20	0	0	0.75%	29.4%
12/31/2008	0.93	0	0	0.75%	-42.6%
12/31/2007	1.61	0	0	0.75%	6.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	110	$139	0.50%	-7.7%
12/31/2010	1.37	96	132	0.50%	13.0%
12/31/2009	1.22	66	80	0.50%	29.7%
12/31/2008	0.94	55	51	0.50%	-42.5%
12/31/2007	1.63	31	50	0.50%	6.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	0.25%	-7.4%
12/31/2010	1.40	0	0	0.25%	13.2%
12/31/2009	1.23	0	0	0.25%	30.1%
12/31/2008	0.95	0	0	0.25%	-42.4%
12/31/2007	1.64	0	0	0.25%	6.8%

	Band 0
				Expense as
		Units		a% of
		Outstanding	Net Assets	Average Net
.	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	656	$864	0.00%	-7.2%
12/31/2010	1.42	565	801	0.00%	13.5%
12/31/2009	1.25	498	623	0.00%	30.4%
12/31/2008	0.96	353	338	0.00%	-42.2%
12/31/2007	1.66	289	479	0.00%	7.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.1%
2010	1.4%
2009	1.6%
2008	0.8%
2007	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints Growth Strategy Fund - R1 Class - 782478382

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,945,135	$2,786,104	317,378
Receivables: investments sold	9,657
Payables: investments purchased	—
Net assets	$2,954,792

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,954,792	2,186,891	$1.35
Band 100	—	—	1.36
Band 75	—	—	1.37
Band 50	—	—	1.38
Band 25	—	—	1.39
Band 0	—	—	1.40
Total	$2,954,792	2,186,891

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$51,438
Mortality & expense charges	(37,269)
Net investment income (loss)	14,169

Gain (loss) on investments:
Net realized gain (loss)	151,189
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(356,049)
Net gain (loss)	(204,860)

Increase (decrease) in net assets from operations	$(190,691)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,169	$41,180
Net realized gain (loss)	151,189	46,450
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(356,049)	241,676

Increase (decrease) in net assets from operations	(190,691)	329,306

Contract owner transactions:
Proceeds from units sold	590,931	1,004,471
Cost of units redeemed	(515,117)	(340,392)
Account charges	(4,295)	(2,650)
Increase (decrease)	71,519	661,429
Net increase (decrease)	(119,172)	990,735
Net assets, beginning	3,073,964	2,083,229
Net assets, ending	$2,954,792	$3,073,964

Units sold	512,043	773,463
Units redeemed	(456,017)	(275,233)
Net increase (decrease)	56,026	498,230
Units outstanding, beginning	2,130,865	1,632,635
Units outstanding, ending	2,186,891	2,130,865

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,565,140
Cost of units redeemed/account charges	(1,068,173)
Net investment income (loss)	76,806
Net realized gain (loss)	221,988
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	159,031
$2,954,792

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	2,187	$2,955	1.25%	-6.3%
12/31/2010	1.44	2,131	3,074	1.25%	13.1%
12/31/2009	1.28	1,633	2,083	1.25%	27.5%
12/31/2008	1.00	0	0	1.25%	0.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	0	$0	1.00%	-6.1%
12/31/2010	1.45	0	0	1.00%	13.3%
12/31/2009	1.28	0	0	1.00%	27.9%
12/31/2008	1.00	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a% of
		Outstanding	Net Assets	Average Net
.	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	0.75%	-5.9%
12/31/2010	1.46	0	0	0.75%	13.6%
12/31/2009	1.28	0	0	0.75%	28.2%
12/31/2008	1.00	0	0	0.75%	0.1%

	Band 50
				Expense as
		Units		a% of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.50%	-5.6%
12/31/2010	1.46	0	0	0.50%	13.9%
12/31/2009	1.29	0	0	0.50%	28.5%
12/31/2008	1.00	0	0	0.50%	0.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.25%	-5.4%
12/31/2010	1.47	0	0	0.25%	14.2%
12/31/2009	1.29	0	0	0.25%	28.8%
12/31/2008	1.00	0	0	0.25%	0.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.00%	-5.2%
12/31/2010	1.48	0	0	0.00%	14.5%
12/31/2009	1.29	0	0	0.00%	29.2%
12/31/2008	1.00	0	0	0.00%	0.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.7%
2010	2.8%
2009	3.3%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints Growth Strategy Fund - R3 Class - 782493597

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$7,058,840	$6,343,223	763,802
Receivables: investments sold	6,335
Payables: investments purchased	—
Net assets	$7,065,175

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$6,089,960	4,912,708	$1.24
Band 100	15,214	12,042	1.26
Band 75	—	—	1.29
Band 50	541,990	412,926	1.31
Band 25	—	—	1.34
Band 0	418,011	306,558	1.36
Total	$7,065,175	5,644,234

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$99,354
Mortality & expense charges	(81,959)
Net investment income (loss)	17,395

Gain (loss) on investments:
Net realized gain (loss)	(73,482)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(439,379)
Net gain (loss)	(512,861)

Increase (decrease) in net assets from operations	$(495,466)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$17,395	$82,691
Net realized gain (loss)	(73,482)	(335,899)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(439,379)	1,013,092

Increase (decrease) in net assets from operations	(495,466)	759,884

Contract owner transactions:
Proceeds from units sold	1,334,239	2,227,491
Cost of units redeemed	(1,148,512)	(1,510,824)
Account charges	(5,941)	(4,927)
Increase (decrease)	179,786	711,740
Net increase (decrease)	(315,680)	1,471,624
Net assets, beginning	7,380,855	5,909,231
Net assets, ending	$7,065,175	$7,380,855

Units sold	1,080,819	1,833,840
Units redeemed	(938,976)	(1,286,543)
Net increase (decrease)	141,843	547,297
Units outstanding, beginning	5,502,391	4,955,094
Units outstanding, ending	5,644,234	5,502,391

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$15,654,472
Cost of units redeemed/account charges	(8,814,716)
Net investment income (loss)	288,408
Net realized gain (loss)	(1,182,648)
Realized gain distributions	404,042
Net change in unrealized appreciation (depreciation)	715,617
$7,065,175

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.24	4,913	$6,090	1.25%	-6.8%
12/31/2010	1.33	4,778	6,354	1.25%	12.3%
12/31/2009	1.18	4,297	5,086	1.25%	27.0%
12/31/2008	0.93	2,986	2,783	1.25%	-37.0%
12/31/2007	1.48	1,353	2,003	1.25%	5.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.26	12	$15	1.00%	-6.6%
12/31/2010	1.35	7	10	1.00%	12.6%
12/31/2009	1.20	6	8	1.00%	27.3%
12/31/2008	0.94	27	25	1.00%	-36.9%
12/31/2007	1.49	22	33	1.00%	5.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	0.75%	-6.3%
12/31/2010	1.37	0	0	0.75%	12.9%
12/31/2009	1.22	0	0	0.75%	27.6%
12/31/2008	0.95	0	0	0.75%	-36.7%
12/31/2007	1.51	0	0	0.75%	6.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.31	413	$542	0.50%	-6.1%
12/31/2010	1.40	403	564	0.50%	13.2%
12/31/2009	1.23	358	442	0.50%	27.9%
12/31/2008	0.97	309	298	0.50%	-36.6%
12/31/2007	1.52	262	398	0.50%	6.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	0	$0	0.25%	-5.8%
12/31/2010	1.42	0	0	0.25%	13.5%
12/31/2009	1.25	0	0	0.25%	28.3%
12/31/2008	0.98	0	0	0.25%	-36.4%
12/31/2007	1.54	0	0	0.25%	6.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	307	$418	0.00%	-5.6%
12/31/2010	1.44	314	453	0.00%	13.8%
12/31/2009	1.27	294	374	0.00%	28.6%
12/31/2008	0.99	228	225	0.00%	-36.3%
12/31/2007	1.55	204	316	0.00%	6.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	2.3%
2009	2.2%
2008	1.9%
2007	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints In Retirement Fund - R1 Class - 782494645

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$4,304,339	$4,422,564	434,892
Receivables: investments sold	1,099
Payables: investments purchased	—
Net assets	$4,305,438

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$4,305,438	4,324,983	$1.00
Band 100	—	—	1.00
Band 75	—	—	1.00
Band 50	—	—	1.00
Band 25	—	—	1.01
Band 0	—	—	1.01
Total	$4,305,438	4,324,983

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$130,657
Mortality & expense charges	(50,815)
Net investment income (loss)	79,842

Gain (loss) on investments:
Net realized gain (loss)	(1,917)
Realized gain distributions	16,989
Net change in unrealized appreciation (depreciation)	(118,225)
Net gain (loss)	(103,153)

Increase (decrease) in net assets from operations	$(23,311)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$79,842	$—
Net realized gain (loss)	(1,917)	—
Realized gain distributions	16,989	—
Net change in unrealized appreciation (depreciation)	(118,225)	—

Increase (decrease) in net assets from operations	(23,311)	—

Contract owner transactions:
Proceeds from units sold	5,610,859	—
Cost of units redeemed	(1,280,894)	—
Account charges	(1,216)	—
Increase (decrease)	4,328,749	—
Net increase (decrease)	4,305,438	—
Net assets, beginning	—	—
Net assets, ending	$4,305,438	$—

Units sold	5,661,086	—
Units redeemed	(1,336,103)	—
Net increase (decrease)	4,324,983	—
Units outstanding, beginning	—	—
Units outstanding, ending	4,324,983	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$5,610,859
Cost of units redeemed/account charges	(1,282,110)
Net investment income (loss)	79,842
Net realized gain (loss)	(1,917)
Realized gain distributions	16,989
Net change in unrealized appreciation (depreciation)	(118,225)
$4,305,438

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	4,325	$4,305	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	6.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints In Retirement Fund - R3 Class - 782494629

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,664,103	$2,739,211	270,398
Receivables: investments sold	2,028
Payables: investments purchased	—
Net assets	$2,666,131

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,621,122	2,647,916	$0.99
Band 100	—	—	0.99
Band 75	—	—	0.99
Band 50	—	—	1.00
Band 25	—	—	1.00
Band 0	45,009	44,926	1.00
Total	$2,666,131	2,692,842

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$69,377
Mortality & expense charges	(28,470)
Net investment income (loss)	40,907

Gain (loss) on investments:
Net realized gain (loss)	(6,689)
Realized gain distributions	10,565
Net change in unrealized appreciation (depreciation)	(75,108)
Net gain (loss)	(71,232)

Increase (decrease) in net assets from operations	$(30,325)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$40,907	$—
Net realized gain (loss)	(6,689)	—
Realized gain distributions	10,565	—
Net change in unrealized appreciation (depreciation)	(75,108)	—

Increase (decrease) in net assets from operations	(30,325)	—

Contract owner transactions:
Proceeds from units sold	3,786,348	—
Cost of units redeemed	(1,086,193)	—
Account charges	(3,699)	—
Increase (decrease)	2,696,456	—
Net increase (decrease)	2,666,131	—
Net assets, beginning	—	—
Net assets, ending	$2,666,131	$—

Units sold	3,802,502	—
Units redeemed	(1,109,660)	—
Net increase (decrease)	2,692,842	—
Units outstanding, beginning	—	—
Units outstanding, ending	2,692,842	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,786,348
Cost of units redeemed/account charges	(1,089,892)
Net investment income (loss)	40,907
Net realized gain (loss)	(6,689)
Realized gain distributions	10,565
Net change in unrealized appreciation (depreciation)	(75,108)
$2,666,131

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

Band 125
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	2,648	$2,621	1.25%	0.0%

Band 100
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	1.00%	0.0%

Band 75
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.99	0	$0	0.75%	0.0%

Band 50
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.50%	0.0%

Band 25
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	0	$0	0.25%	0.0%

Band 0
Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	45	$45	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints Moderate Strategy Fund - R1 Class - 782478341

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$6,740,099	$5,968,787	653,533
Receivables: investments sold	4,371
Payables: investments purchased	—
Net assets	$6,744,470

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$6,744,470	4,969,510	$1.36
Band 100	—	—	1.37
Band 75	—	—	1.38
Band 50	—	—	1.39
Band 25	—	—	1.40
Band 0	—	—	1.41
Total	$6,744,470	4,969,510

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$181,023
Mortality & expense charges	(86,673)
Net investment income (loss)	94,350

Gain (loss) on investments:
Net realized gain (loss)	139,493
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(301,521)
Net gain (loss)	(162,028)

Increase (decrease) in net assets from operations	$(67,678)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$94,350	$202,026
Net realized gain (loss)	139,493	74,125
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(301,521)	405,016

Increase (decrease) in net assets from operations	(67,678)	681,167

Contract owner transactions:
Proceeds from units sold	715,463	685,582
Cost of units redeemed	(803,174)	(536,609)
Account charges	(2,287)	(1,202)
Increase (decrease)	(89,998)	147,771
Net increase (decrease)	(157,676)	828,938
Net assets, beginning	6,902,146	6,073,208
Net assets, ending	$6,744,470	$6,902,146

Units sold	521,587	542,679
Units redeemed	(584,615)	(432,880)
Net increase (decrease)	(63,028)	109,799
Units outstanding, beginning	5,032,538	4,922,739
Units outstanding, ending	4,969,510	5,032,538

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$7,035,689
Cost of units redeemed/account charges	(1,720,096)
Net investment income (loss)	415,952
Net realized gain (loss)	241,613
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	771,312
$6,744,470

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	4,970	$6,744	1.25%	-1.0%
12/31/2010	1.37	5,033	6,902	1.25%	11.2%
12/31/2009	1.23	4,923	6,073	1.25%	22.7%
12/31/2008	1.01	0	0	1.25%	0.6%

	Band 100
				Expense as
		Units		a% of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	1.00%	-0.8%
12/31/2010	1.38	0	0	1.00%	11.4%
12/31/2009	1.24	0	0	1.00%	23.0%
12/31/2008	1.01	0	0	1.00%	0.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.75%	-0.6%
12/31/2010	1.39	0	0	0.75%	11.7%
12/31/2009	1.24	0	0	0.75%	23.3%
12/31/2008	1.01	0	0	0.75%	0.5%

	Band 50
				Expense as
		Units		a% of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.50%	-0.3%
12/31/2010	1.39	0	0	0.50%	12.0%
12/31/2009	1.24	0	0	0.50%	23.7%
12/31/2008	1.01	0	0	0.50%	0.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.25%	-0.1%
12/31/2010	1.40	0	0	0.25%	12.3%
12/31/2009	1.25	0	0	0.25%	24.0%
12/31/2008	1.01	0	0	0.25%	0.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.00%	0.2%
12/31/2010	1.41	0	0	0.00%	12.6%
12/31/2009	1.25	0	0	0.00%	24.3%
12/31/2008	1.01	0	0	0.00%	0.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.7%
2010	4.3%
2009	5.3%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell LifePoints Moderate Strategy Fund - R3 Class - 782493571

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$4,522,586	$4,344,941	438,243
Receivables: investments sold	90
Payables: investments purchased	—
Net assets	$4,522,676

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$4,154,269	3,292,482	$1.26
Band 100	—	—	1.29
Band 75	—	—	1.31
Band 50	270,280	202,314	1.34
Band 25	—	—	1.36
Band 0	98,127	70,705	1.39
Total	$4,522,676	3,565,501

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$97,534
Mortality & expense charges	(52,705)
Net investment income (loss)	44,829

Gain (loss) on investments:
Net realized gain (loss)	(10,214)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(118,247)
Net gain (loss)	(128,461)

Increase (decrease) in net assets from operations	$(83,632)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$44,829	$106,832
Net realized gain (loss)	(10,214)	(83,887)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(118,247)	335,368

Increase (decrease) in net assets from operations	(83,632)	358,313

Contract owner transactions:
Proceeds from units sold	1,249,076	1,628,014
Cost of units redeemed	(701,889)	(751,889)
Account charges	(7,185)	(5,574)
Increase (decrease)	540,002	870,551
Net increase (decrease)	456,370	1,228,864
Net assets, beginning	4,066,306	2,837,442
Net assets, ending	$4,522,676	$4,066,306

Units sold	989,641	1,353,177
Units redeemed	(581,313)	(616,677)
Net increase (decrease)	408,328	736,500
Units outstanding, beginning	3,157,173	2,420,673
Units outstanding, ending	3,565,501	3,157,173

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$8,900,126
Cost of units redeemed/account charges	(4,656,575)
Net investment income (loss)	372,196
Net realized gain (loss)	(375,559)
Realized gain distributions	104,843
Net change in unrealized appreciation (depreciation)	177,645
$4,522,676

* Date of Fund Inception into Variable Account: 5/17/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.26	3,292	$4,154	1.25%	-1.6%
12/31/2010	1.28	2,906	3,725	1.25%	10.5%
12/31/2009	1.16	1,975	2,290	1.25%	22.2%
12/31/2008	0.95	2,022	1,919	1.25%	-24.7%
12/31/2007	1.26	1,304	1,644	1.25%	5.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.29	0	$0	1.00%	-1.3%
12/31/2010	1.30	0	0	1.00%	10.8%
12/31/2009	1.18	0	0	1.00%	22.5%
12/31/2008	0.96	0	0	1.00%	-24.5%
12/31/2007	1.27	0	0	1.00%	4.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.31	0	$0	0.75%	-1.1%
12/31/2010	1.32	0	0	0.75%	11.1%
12/31/2009	1.19	0	0	0.75%	22.8%
12/31/2008	0.97	0	0	0.75%	-24.3%
12/31/2007	1.28	0	0	0.75%	5.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	202	$270	0.50%	-0.8%
12/31/2010	1.35	178	240	0.50%	11.3%
12/31/2009	1.21	234	283	0.50%	23.1%
12/31/2008	0.98	204	201	0.50%	-24.1%
12/31/2007	1.30	266	345	0.50%	5.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	0	$0	0.25%	-0.6%
12/31/2010	1.37	0	0	0.25%	11.6%
12/31/2009	1.23	0	0	0.25%	23.4%
12/31/2008	0.99	0	0	0.25%	-23.9%
12/31/2007	1.31	0	0	0.25%	5.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	71	$98	0.00%	-0.3%
12/31/2010	1.39	73	101	0.00%	11.9%
12/31/2009	1.24	212	264	0.00%	23.7%
12/31/2008	1.01	193	194	0.00%	-23.7%
12/31/2007	1.32	136	180	0.00%	6.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.3%
2010	4.2%
2009	3.4%
2008	3.8%
2007	4.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell Short Duration Bond Fund - S Class -782493506

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$179	$180	9
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$179

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$179	152	$1.17
Band 100	—	—	1.18
Band 75	—	—	1.19
Band 50	—	—	1.20
Band 25	—	—	1.21
Band 0	—	—	1.22
Total	$179	152

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1)
Net gain (loss)	(1)

Increase (decrease) in net assets from operations	$(1)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1)	—

Increase (decrease) in net assets from operations	(1)	—

Contract owner transactions:
Proceeds from units sold	181	—
Cost of units redeemed	—	—
Account charges	(1)	—
Increase (decrease)	180	—
Net increase (decrease)	179	—
Net assets, beginning	—	—
Net assets, ending	$179	$—

Units sold	152	—
Units redeemed	—	—
Net increase (decrease)	152	—
Units outstanding, beginning	—	—
Units outstanding, ending	152	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$181
Cost of units redeemed/account charges	(1)
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1)
$179

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	1.25%	0.0%
12/31/2010	1.17	0	0	1.25%	3.7%
12/31/2009	1.13	0	0	1.25%	11.7%
12/31/2008	1.01	0	0	1.25%	1.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	1.00%	0.3%
12/31/2010	1.18	0	0	1.00%	4.0%
12/31/2009	1.13	0	0	1.00%	12.0%
12/31/2008	1.01	0	0	1.00%	1.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	0.75%	0.5%
12/31/2010	1.19	0	0	0.75%	4.3%
12/31/2009	1.14	0	0	0.75%	12.3%
12/31/2008	1.01	0	0	0.75%	1.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.50%	0.8%
12/31/2010	1.19	0	0	0.50%	4.5%
12/31/2009	1.14	0	0	0.50%	12.6%
12/31/2008	1.01	0	0	0.50%	1.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	0.25%	1.1%
12/31/2010	1.20	0	0	0.25%	4.8%
12/31/2009	1.14	0	0	0.25%	12.9%
12/31/2008	1.01	0	0	0.25%	1.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	0	$0	0.00%	1.3%
12/31/2010	1.20	0	0	0.00%	5.0%
12/31/2009	1.15	0	0	0.00%	13.2%
12/31/2008	1.01	0	0	0.00%	1.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell Strategic Bond Fund - S Class - 782494454 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.35
Band 100	—	—	1.36
Band 75	—	—	1.37
Band 50	—	—	1.38
Band 25	—	—	1.39
Band 0	—	—	1.40
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	1.25%	4.0%
12/31/2010	1.30	0	0	1.25%	9.4%
12/31/2009	1.18	0	0	1.25%	17.1%
12/31/2008	1.01	0	0	1.25%	1.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.36	0	$0	1.00%	4.3%
12/31/2010	1.30	0	0	1.00%	9.7%
12/31/2009	1.19	0	0	1.00%	17.5%
12/31/2008	1.01	0	0	1.00%	1.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	0.75%	4.5%
12/31/2010	1.31	0	0	0.75%	10.0%
12/31/2009	1.19	0	0	0.75%	17.8%
12/31/2008	1.01	0	0	0.75%	1.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.50%	4.8%
12/31/2010	1.32	0	0	0.50%	10.2%
12/31/2009	1.19	0	0	0.50%	18.1%
12/31/2008	1.01	0	0	0.50%	1.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.39	0	$0	0.25%	5.0%
12/31/2010	1.32	0	0	0.25%	10.5%
12/31/2009	1.20	0	0	0.25%	18.4%
12/31/2008	1.01	0	0	0.25%	1.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.00%	5.3%
12/31/2010	1.33	0	0	0.00%	10.8%
12/31/2009	1.20	0	0	0.00%	18.7%
12/31/2008	1.01	0	0	0.00%	1.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell U.S. Core Equity Fund - S Class - 782494587

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$151,012	$118,152	5,635
Receivables: investments sold	12
Payables: investments purchased	—
Net assets	$151,024

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$151,024	108,122	$1.40
Band 100	—	—	1.41
Band 75	—	—	1.42
Band 50	—	—	1.43
Band 25	—	—	1.44
Band 0	—	—	1.45
Total	$151,024	108,122

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,507
Mortality & expense charges	(2,037)
Net investment income (loss)	(530)

Gain (loss) on investments:
Net realized gain (loss)	5,402
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(12,430)
Net gain (loss)	(7,028)

Increase (decrease) in net assets from operations	$(7,558)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(530)	$(644)
Net realized gain (loss)	5,402	3,745
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(12,430)	17,832

Increase (decrease) in net assets from operations	(7,558)	20,933

Contract owner transactions:
Proceeds from units sold	7,999	7,765
Cost of units redeemed	(20,693)	(20,062)
Account charges	(173)	(165)
Increase (decrease)	(12,867)	(12,462)
Net increase (decrease)	(20,425)	8,471
Net assets, beginning	171,449	162,978
Net assets, ending	$151,024	$171,449

Units sold	5,586	6,187
Units redeemed	(15,000)	(15,940)
Net increase (decrease)	(9,414)	(9,753)
Units outstanding, beginning	117,536	127,289
Units outstanding, ending	108,122	117,536

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$171,189
Cost of units redeemed/account charges	(60,733)
Net investment income (loss)	(1,284)
Net realized gain (loss)	8,992
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	32,860
$151,024

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	108	$151	1.25%	-4.2%
12/31/2010	1.46	118	171	1.25%	13.9%
12/31/2009	1.28	127	163	1.25%	27.8%
12/31/2008	1.00	0	0	1.25%	0.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	1.00%	-4.0%
12/31/2010	1.47	0	0	1.00%	14.2%
12/31/2009	1.28	0	0	1.00%	28.2%
12/31/2008	1.00	0	0	1.00%	0.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.75%	-3.8%
12/31/2010	1.47	0	0	0.75%	14.5%
12/31/2009	1.29	0	0	0.75%	28.5%
12/31/2008	1.00	0	0	0.75%	0.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.50%	-3.5%
12/31/2010	1.48	0	0	0.50%	14.8%
12/31/2009	1.29	0	0	0.50%	28.9%
12/31/2008	1.00	0	0	0.50%	0.1%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	0	$0	0.25%	-3.3%
12/31/2010	1.49	0	0	0.25%	15.1%
12/31/2009	1.29	0	0	0.25%	29.2%
12/31/2008	1.00	0	0	0.25%	0.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	0	$0	0.00%	-3.0%
12/31/2010	1.50	0	0	0.00%	15.4%
12/31/2009	1.30	0	0	0.00%	29.5%
12/31/2008	1.00	0	0	0.00%	0.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.9%
2010	0.8%
2009	1.3%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell U.S. Growth Fund - S Class - 782478812 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.56
Band 100	—	—	1.57
Band 75	—	—	1.58
Band 50	—	—	1.59
Band 25	—	—	1.61
Band 0	—	—	1.62
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.56	0	$0	1.25%	-1.6%
12/31/2010	1.58	0	0	1.25%	13.9%
12/31/2009	1.39	0	0	1.25%	39.9%
12/31/2008	0.99	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.57	0	$0	1.00%	-1.3%
12/31/2010	1.59	0	0	1.00%	14.2%
12/31/2009	1.39	0	0	1.00%	40.4%
12/31/2008	0.99	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.58	0	$0	0.75%	-1.1%
12/31/2010	1.60	0	0	0.75%	14.5%
12/31/2009	1.40	0	0	0.75%	40.7%
12/31/2008	0.99	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.59	0	$0	0.50%	-0.9%
12/31/2010	1.61	0	0	0.50%	14.8%
12/31/2009	1.40	0	0	0.50%	41.1%
12/31/2008	0.99	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.61	0	$0	0.25%	-0.6%
12/31/2010	1.62	0	0	0.25%	15.1%
12/31/2009	1.40	0	0	0.25%	41.4%
12/31/2008	0.99	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.62	0	$0	0.00%	-0.4%
12/31/2010	1.62	0	0	0.00%	15.4%
12/31/2009	1.41	0	0	0.00%	41.8%
12/31/2008	0.99	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell U.S. Quantitative Equity Fund - S Class - 782494553

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$117	$118	3
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$117

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$117	84	$1.40
Band 100	—	—	1.41
Band 75	—	—	1.42
Band 50	—	—	1.43
Band 25	—	—	1.44
Band 0	—	—	1.45
Total	$117	84

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1)
Net gain (loss)	(1)

Increase (decrease) in net assets from operations	$(1)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1)	—

Increase (decrease) in net assets from operations	(1)	—

Contract owner transactions:
Proceeds from units sold	118	—
Cost of units redeemed	1	—
Account charges	(1)	—
Increase (decrease)	118	—
Net increase (decrease)	117	—
Net assets, beginning	—	—
Net assets, ending	$117	$—

Units sold	84	—
Units redeemed	—	—
Net increase (decrease)	84	—
Units outstanding, beginning	—	—
Units outstanding, ending	84	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$118
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1)
$117

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	1.25%	3.1%
12/31/2010	1.36	0	0	1.25%	11.1%
12/31/2009	1.22	0	0	1.25%	21.4%
12/31/2008	1.01	0	0	1.25%	0.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	1.00%	3.3%
12/31/2010	1.36	0	0	1.00%	11.4%
12/31/2009	1.22	0	0	1.00%	21.8%
12/31/2008	1.00	0	0	1.00%	0.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	0.75%	3.6%
12/31/2010	1.37	0	0	0.75%	11.7%
12/31/2009	1.23	0	0	0.75%	22.1%
12/31/2008	1.01	0	0	0.75%	0.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.50%	3.9%
12/31/2010	1.38	0	0	0.50%	11.9%
12/31/2009	1.23	0	0	0.50%	22.4%
12/31/2008	1.01	0	0	0.50%	0.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	0	$0	0.25%	4.1%
12/31/2010	1.38	0	0	0.25%	12.2%
12/31/2009	1.23	0	0	0.25%	22.7%
12/31/2008	1.01	0	0	0.25%	0.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	0	$0	0.00%	4.4%
12/31/2010	1.39	0	0	0.00%	12.5%
12/31/2009	1.24	0	0	0.00%	23.0%
12/31/2008	1.01	0	0	0.00%	0.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell U.S. Small and Mid Cap Fund - S Class - 782494520

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.58
Band 100	—	—	1.59
Band 75	—	—	1.60
Band 50	—	—	1.61
Band 25	—	—	1.63
Band 0	—	—	1.64
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$(41)
Net realized gain (loss)	—	(958)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	(999)

Contract owner transactions:
Proceeds from units sold	—	31,576
Cost of units redeemed	—	(30,577)
Account charges	—	—
Increase (decrease)	—	999
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	22,444
Units redeemed	—	(22,444)
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$31,576
Cost of units redeemed/account charges	(30,577)
Net investment income (loss)	(41)
Net realized gain (loss)	(958)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.58	0	$0	1.25%	-5.3%
12/31/2010	1.66	0	0	1.25%	24.9%
12/31/2009	1.33	0	0	1.25%	30.4%
12/31/2008	1.02	0	0	1.25%	2.2%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.59	0	$0	1.00%	-5.0%
12/31/2010	1.67	0	0	1.00%	25.2%
12/31/2009	1.34	0	0	1.00%	30.9%
12/31/2008	1.02	0	0	1.00%	2.1%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.60	0	$0	0.75%	-4.8%
12/31/2010	1.68	0	0	0.75%	25.5%
12/31/2009	1.34	0	0	0.75%	31.2%
12/31/2008	1.02	0	0	0.75%	2.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.61	0	$0	0.50%	-4.5%
12/31/2010	1.69	0	0	0.50%	25.8%
12/31/2009	1.34	0	0	0.50%	31.5%
12/31/2008	1.02	0	0	0.50%	2.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.63	0	$0	0.25%	-4.3%
12/31/2010	1.70	0	0	0.25%	26.1%
12/31/2009	1.35	0	0	0.25%	31.8%
12/31/2008	1.02	0	0	0.25%	2.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.64	0	$0	0.00%	-4.1%
12/31/2010	1.71	0	0	0.00%	26.5%
12/31/2009	1.35	0	0	0.00%	32.2%
12/31/2008	1.02	0	0	0.00%	2.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Russell U.S. Value Fund - S Class - 782478762 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.47
Band 100	—	—	1.48
Band 75	—	—	1.49
Band 50	—	—	1.50
Band 25	—	—	1.52
Band 0	—	—	1.53
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 12/17/2008

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.47	0	$0	1.25%	-3.9%
12/31/2010	1.53	0	0	1.25%	13.4%
12/31/2009	1.35	0	0	1.25%	35.7%
12/31/2008	0.99	0	0	1.25%	-0.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.48	0	$0	1.00%	-3.6%
12/31/2010	1.54	0	0	1.00%	13.7%
12/31/2009	1.35	0	0	1.00%	36.1%
12/31/2008	0.99	0	0	1.00%	-0.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.49	0	$0	0.75%	-3.4%
12/31/2010	1.54	0	0	0.75%	14.0%
12/31/2009	1.36	0	0	0.75%	36.5%
12/31/2008	0.99	0	0	0.75%	-0.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.50	0	$0	0.50%	-3.2%
12/31/2010	1.55	0	0	0.50%	14.2%
12/31/2009	1.36	0	0	0.50%	36.8%
12/31/2008	0.99	0	0	0.50%	-0.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.52	0	$0	0.25%	-2.9%
12/31/2010	1.56	0	0	0.25%	14.5%
12/31/2009	1.36	0	0	0.25%	37.2%
12/31/2008	0.99	0	0	0.25%	-0.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.53	0	$0	0.00%	-2.7%
12/31/2010	1.57	0	0	0.00%	14.8%
12/31/2009	1.37	0	0	0.00%	37.5%
12/31/2008	0.99	0	0	0.00%	-0.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

State Street S&P 500 - Admin Class - 857492102

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$156,855,768	$140,437,127	14,915,146
Receivables: investments sold	—
Payables: investments purchased	(97,580)
Net assets	$156,758,188

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$155,006,605	50,117,530	$3.09
Band 100	—	—	3.16
Band 75	—	—	3.22
Band 50	—	—	3.29
Band 25	—	—	3.36
Band 0	1,751,583	510,836	3.43
Total	$156,758,188	50,628,366

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,879,595
Mortality & expense charges	(1,957,490)
Net investment income (loss)	922,105

Gain (loss) on investments:
Net realized gain (loss)	1,681,959
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,634,583)
Net gain (loss)	47,376

Increase (decrease) in net assets from operations	$969,481

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$922,105	$775,899
Net realized gain (loss)	1,681,959	(83,987)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,634,583)	17,895,639

Increase (decrease) in net assets from operations	969,481	18,587,551

Contract owner transactions:
Proceeds from units sold	27,087,041	29,835,385
Cost of units redeemed	(31,827,914)	(27,449,657)
Account charges	(62,916)	(65,079)
Increase (decrease)	(4,803,789)	2,320,649
Net increase (decrease)	(3,834,308)	20,908,200
Net assets, beginning	160,592,496	139,684,296
Net assets, ending	$156,758,188	$160,592,496

Units sold	9,048,573	10,974,945
Units redeemed	(10,544,713)	(10,313,606)
Net increase (decrease)	(1,496,140)	661,339
Units outstanding, beginning	52,124,506	51,463,167
Units outstanding, ending	50,628,366	52,124,506

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$684,129,765
Cost of units redeemed/account charges	(559,845,495)
Net investment income (loss)	11,353,174
Net realized gain (loss)	4,702,103
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	16,418,641
$156,758,188

* Date of Fund Inception into Variable Account: 4/1/2001

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.09	50,118	$155,007	1.25%	0.5%
12/31/2010	3.08	51,291	157,803	1.25%	13.4%
12/31/2009	2.71	51,232	139,016	1.25%	24.7%
12/31/2008	2.18	50,845	110,653	1.25%	-37.7%
12/31/2007	3.49	55,175	192,666	1.25%	4.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.16	0	$0	1.00%	0.8%
12/31/2010	3.13	0	0	1.00%	13.7%
12/31/2009	2.76	0	0	1.00%	25.0%
12/31/2008	2.21	0	0	1.00%	-37.5%
12/31/2007	3.53	0	0	1.00%	4.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.22	0	$0	0.75%	1.0%
12/31/2010	3.19	0	0	0.75%	13.9%
12/31/2009	2.80	0	0	0.75%	25.3%
12/31/2008	2.23	0	0	0.75%	-37.4%
12/31/2007	3.57	0	0	0.75%	4.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.29	0	$0	0.50%	1.3%
12/31/2010	3.25	0	0	0.50%	14.2%
12/31/2009	2.84	0	0	0.50%	25.6%
12/31/2008	2.26	0	0	0.50%	-37.2%
12/31/2007	3.61	0	0	0.50%	4.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.36	0	$0	0.25%	1.5%
12/31/2010	3.31	278	921	0.25%	14.5%
12/31/2009	2.89	231	668	0.25%	25.9%
12/31/2008	2.29	169	388	0.25%	-37.0%
12/31/2007	3.64	0	0	0.25%	5.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.43	511	$1,752	0.00%	1.8%
12/31/2010	3.37	555	1,869	0.00%	14.8%
12/31/2009	2.93	0	0	0.00%	26.3%
12/31/2008	2.32	0	0	0.00%	-36.9%
12/31/2007	3.68	0	0	0.00%	5.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.8%
2010	1.7%
2009	1.9%
2008	2.1%
2007	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

State Street S&P Equity Index 500 - R Class - 857492300

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$15,799,166	$13,877,419	1,508,223
Receivables: investments sold	52,263
Payables: investments purchased	—
Net assets	$15,851,429

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$12,679,988	11,886,204	$1.07
Band 100	50,112	46,210	1.08
Band 75	—	—	1.10
Band 50	1,262,083	1,126,195	1.12
Band 25	—	—	1.14
Band 0	1,859,246	1,605,518	1.16
Total	$15,851,429	14,664,127

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$220,533
Mortality & expense charges	(158,081)
Net investment income (loss)	62,452

Gain (loss) on investments:
Net realized gain (loss)	(329,371)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	329,654
Net gain (loss)	283

Increase (decrease) in net assets from operations	$62,735

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$62,452	$40,334
Net realized gain (loss)	(329,371)	(237,576)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	329,654	1,791,282

Increase (decrease) in net assets from operations	62,735	1,594,040

Contract owner transactions:
Proceeds from units sold	6,574,347	4,630,581
Cost of units redeemed	(4,631,700)	(2,098,572)
Account charges	(11,438)	(7,515)
Increase (decrease)	1,931,209	2,524,494
Net increase (decrease)	1,993,944	4,118,534
Net assets, beginning	13,857,485	9,738,951
Net assets, ending	$15,851,429	$13,857,485

Units sold	6,360,205	4,929,901
Units redeemed	(4,551,319)	(2,310,578)
Net increase (decrease)	1,808,886	2,619,323
Units outstanding, beginning	12,855,241	10,235,918
Units outstanding, ending	14,664,127	12,855,241

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$28,808,080
Cost of units redeemed/account charges	(14,118,557)
Net investment income (loss)	282,716
Net realized gain (loss)	(1,042,558)
Realized gain distributions	1
Net change in unrealized appreciation (depreciation)	1,921,747
$15,851,429

* Date of Fund Inception into Variable Account: 6/3/2005

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	11,886	$12,680	1.25%	0.2%
12/31/2010	1.06	10,243	10,909	1.25%	12.9%
12/31/2009	0.94	8,423	7,947	1.25%	24.2%
12/31/2008	0.76	4,803	3,649	1.25%	-38.0%
12/31/2007	1.23	3,048	3,734	1.25%	3.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	46	$50	1.00%	0.4%
12/31/2010	1.08	40	43	1.00%	13.2%
12/31/2009	0.95	48	45	1.00%	24.5%
12/31/2008	0.77	31	23	1.00%	-37.8%
12/31/2007	1.23	51	63	1.00%	3.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.75%	0.7%
12/31/2010	1.10	0	0	0.75%	13.5%
12/31/2009	0.97	0	0	0.75%	24.8%
12/31/2008	0.77	0	0	0.75%	-37.7%
12/31/2007	1.24	0	0	0.75%	4.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	1,126	$1,262	0.50%	0.9%
12/31/2010	1.11	1,001	1,112	0.50%	13.7%
12/31/2009	0.98	701	684	0.50%	25.1%
12/31/2008	0.78	826	645	0.50%	-37.5%
12/31/2007	1.25	896	1,119	0.50%	4.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	0.25%	1.2%
12/31/2010	1.13	0	0	0.25%	14.0%
12/31/2009	0.99	0	0	0.25%	25.4%
12/31/2008	0.79	0	0	0.25%	-37.4%
12/31/2007	1.26	0	0	0.25%	4.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	1,606	$1,859	0.00%	1.4%
12/31/2010	1.14	1,571	1,793	0.00%	14.3%
12/31/2009	1.00	1,064	1,063	0.00%	25.7%
12/31/2008	0.79	827	657	0.00%	-37.2%
12/31/2007	1.27	790	999	0.00%	4.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.5%
2010	1.3%
2009	1.6%
2008	2.2%
2007	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Blue Chip Growth - R Class - 77954Q304

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,372,273	$1,220,434	36,302
Receivables: investments sold	—
Payables: investments purchased	(31)
Net assets	$1,372,242

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,156,370	874,061	$1.32
Band 100	—	—	1.35
Band 75	—	—	1.38
Band 50	—	—	1.41
Band 25	—	—	1.44
Band 0	215,872	147,101	1.47
Total	$1,372,242	1,021,162

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(13,437)
Net investment income (loss)	(13,437)

Gain (loss) on investments:
Net realized gain (loss)	77,927
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(68,861)
Net gain (loss)	9,066

Increase (decrease) in net assets from operations	$(4,371)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(13,437)	$(9,554)
Net realized gain (loss)	77,927	(40,391)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(68,861)	196,414

Increase (decrease) in net assets from operations	(4,371)	146,469

Contract owner transactions:
Proceeds from units sold	591,530	475,559
Cost of units redeemed	(461,501)	(286,132)
Account charges	(250)	(353)
Increase (decrease)	129,779	189,074
Net increase (decrease)	125,408	335,543
Net assets, beginning	1,246,834	911,291
Net assets, ending	$1,372,242	$1,246,834

Units sold	433,806	397,226
Units redeemed	(335,145)	(245,906)
Net increase (decrease)	98,661	151,320
Units outstanding, beginning	922,501	771,181
Units outstanding, ending	1,021,162	922,501

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,763,793
Cost of units redeemed/account charges	(1,567,877)
Net investment income (loss)	(47,669)
Net realized gain (loss)	72,156
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	151,839
$1,372,242

* Date of Fund Inception into Variable Account: 9/15/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	874	$1,156	1.25%	-0.3%
12/31/2010	1.33	740	981	1.25%	14.4%
12/31/2009	1.16	587	681	1.25%	40.2%
12/31/2008	0.83	455	376	1.25%	-43.6%
12/31/2007	1.46	450	659	1.25%	11.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	0	$0	1.00%	0.0%
12/31/2010	1.35	0	0	1.00%	14.7%
12/31/2009	1.18	0	0	1.00%	40.6%
12/31/2008	0.84	0	0	1.00%	-43.4%
12/31/2007	1.48	0	0	1.00%	11.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.38	0	$0	0.75%	0.2%
12/31/2010	1.38	0	0	0.75%	15.0%
12/31/2009	1.20	0	0	0.75%	40.9%
12/31/2008	0.85	0	0	0.75%	-43.3%
12/31/2007	1.50	0	0	0.75%	11.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.41	0	$0	0.50%	0.5%
12/31/2010	1.40	0	0	0.50%	15.3%
12/31/2009	1.22	0	0	0.50%	41.3%
12/31/2008	0.86	0	0	0.50%	-43.1%
12/31/2007	1.51	0	0	0.50%	12.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.44	0	$0	0.25%	0.7%
12/31/2010	1.43	0	0	0.25%	15.6%
12/31/2009	1.23	0	0	0.25%	41.6%
12/31/2008	0.87	0	0	0.25%	-43.0%
12/31/2007	1.53	0	0	0.25%	12.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.47	147	$216	0.00%	1.0%
12/31/2010	1.45	183	266	0.00%	15.9%
12/31/2009	1.25	184	230	0.00%	42.0%
12/31/2008	0.88	54	47	0.00%	-42.9%
12/31/2007	1.55	25	39	0.00%	12.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Equity Income - R Class - 779547306

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$9,766,408	$9,403,194	425,263
Receivables: investments sold	6,148
Payables: investments purchased	—
Net assets	$9,772,556

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$8,185,371	5,426,626	$1.51
Band 100	—	—	1.54
Band 75	—	—	1.57
Band 50	854,264	532,365	1.60
Band 25	—	—	1.64
Band 0	732,921	435,757	1.68
Total	$9,772,556	6,394,748

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$131,590
Mortality & expense charges	(102,665)
Net investment income (loss)	28,925

Gain (loss) on investments:
Net realized gain (loss)	(307,598)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	56,446
Net gain (loss)	(251,152)

Increase (decrease) in net assets from operations	$(222,227)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$28,925	$38,022
Net realized gain (loss)	(307,598)	(201,721)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	56,446	1,180,956

Increase (decrease) in net assets from operations	(222,227)	1,017,257

Contract owner transactions:
Proceeds from units sold	3,291,105	3,587,401
Cost of units redeemed	(2,036,968)	(1,565,331)
Account charges	(6,348)	(3,973)
Increase (decrease)	1,247,789	2,018,097
Net increase (decrease)	1,025,562	3,035,354
Net assets, beginning	8,746,994	5,711,640
Net assets, ending	$9,772,556	$8,746,994

Units sold	2,165,253	2,577,367
Units redeemed	(1,356,450)	(1,132,042)
Net increase (decrease)	808,803	1,445,325
Units outstanding, beginning	5,585,945	4,140,620
Units outstanding, ending	6,394,748	5,585,945

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$20,163,681
Cost of units redeemed/account charges	(10,480,946)
Net investment income (loss)	191,388
Net realized gain (loss)	(1,175,187)
Realized gain distributions	710,406
Net change in unrealized appreciation (depreciation)	363,214
$9,772,556

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.51	5,427	$8,185	1.25%	-2.5%
12/31/2010	1.55	4,657	7,201	1.25%	13.2%
12/31/2009	1.37	3,502	4,786	1.25%	23.5%
12/31/2008	1.11	2,831	3,133	1.25%	-36.8%
12/31/2007	1.75	2,778	4,868	1.25%	1.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.54	0	$0	1.00%	-2.2%
12/31/2010	1.57	0	0	1.00%	13.4%
12/31/2009	1.39	0	0	1.00%	23.8%
12/31/2008	1.12	0	0	1.00%	-36.7%
12/31/2007	1.77	0	0	1.00%	1.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.57	0	$0	0.75%	-2.0%
12/31/2010	1.60	0	0	0.75%	13.7%
12/31/2009	1.41	0	0	0.75%	24.1%
12/31/2008	1.14	0	0	0.75%	-36.5%
12/31/2007	1.79	0	0	0.75%	2.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.60	532	$854	0.50%	-1.7%
12/31/2010	1.63	531	867	0.50%	14.0%
12/31/2009	1.43	439	628	0.50%	24.4%
12/31/2008	1.15	375	432	0.50%	-36.4%
12/31/2007	1.81	357	647	0.50%	2.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.64	0	$0	0.25%	-1.5%
12/31/2010	1.66	0	0	0.25%	14.3%
12/31/2009	1.45	0	0	0.25%	24.7%
12/31/2008	1.17	0	0	0.25%	-36.2%
12/31/2007	1.83	0	0	0.25%	2.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.68	436	$733	0.00%	-1.2%
12/31/2010	1.70	398	678	0.00%	14.6%
12/31/2009	1.49	200	297	0.00%	25.0%
12/31/2008	1.19	184	218	0.00%	-36.1%
12/31/2007	1.86	428	796	0.00%	2.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	1.6%
2009	1.6%
2008	2.2%
2007	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Equity Income Portfolio - 77954T100

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$93,103,382	$102,366,747	4,794,239
Receivables: investments sold	757
Payables: investments purchased	—
Net assets	$93,104,139

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$93,104,139	31,555,227	$2.95
Band 100	—	—	3.01
Band 75	—	—	3.07
Band 50	—	—	3.14
Band 25	—	—	3.20
Band 0	—	—	3.64
Total	$93,104,139	31,555,227

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,667,407
Mortality & expense charges	(1,178,845)
Net investment income (loss)	488,562

Gain (loss) on investments:
Net realized gain (loss)	(840,284)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,541,520)
Net gain (loss)	(2,381,804)

Increase (decrease) in net assets from operations	$(1,893,242)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$488,562	$571,214
Net realized gain (loss)	(840,284)	(1,176,227)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,541,520)	11,750,994

Increase (decrease) in net assets from operations	(1,893,242)	11,145,981

Contract owner transactions:
Proceeds from units sold	15,451,573	12,808,201
Cost of units redeemed	(14,571,412)	(11,205,754)
Account charges	(28,307)	(23,297)
Increase (decrease)	851,854	1,579,150
Net increase (decrease)	(1,041,388)	12,725,131
Net assets, beginning	94,145,527	81,420,396
Net assets, ending	$93,104,139	$94,145,527

Units sold	5,418,352	5,293,691
Units redeemed	(5,150,812)	(4,742,640)
Net increase (decrease)	267,540	551,051
Units outstanding, beginning	31,287,687	30,736,636
Units outstanding, ending	31,555,227	31,287,687

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$273,376,604
Cost of units redeemed/account charges	(212,877,065)
Net investment income (loss)	12,782,067
Net realized gain (loss)	10,560,281
Realized gain distributions	18,525,617
Net change in unrealized appreciation (depreciation)	(9,263,365)
$93,104,139

* Date of Fund Inception into Variable Account: 4/28/1995

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.95	31,555	$93,104	1.25%	-1.9%
12/31/2010	3.01	31,288	94,146	1.25%	13.6%
12/31/2009	2.65	30,737	81,420	1.25%	24.0%
12/31/2008	2.14	31,607	67,499	1.25%	-36.9%
12/31/2007	3.38	32,633	110,451	1.25%	2.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.01	0	$0	1.00%	-1.7%
12/31/2010	3.06	0	0	1.00%	13.9%
12/31/2009	2.69	0	0	1.00%	24.4%
12/31/2008	2.16	0	0	1.00%	-36.7%
12/31/2007	3.42	0	0	1.00%	2.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.07	0	$0	0.75%	-1.5%
12/31/2010	3.12	0	0	0.75%	14.2%
12/31/2009	2.73	0	0	0.75%	24.7%
12/31/2008	2.19	0	0	0.75%	-36.6%
12/31/2007	3.46	0	0	0.75%	2.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.14	0	$0	0.50%	-1.2%
12/31/2010	3.18	0	0	0.50%	14.4%
12/31/2009	2.78	0	0	0.50%	25.0%
12/31/2008	2.22	0	0	0.50%	-36.4%
12/31/2007	3.49	0	0	0.50%	2.6%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.20	0	$0	0.25%	-1.0%
12/31/2010	3.24	0	0	0.25%	14.7%
12/31/2009	2.82	0	0	0.25%	25.3%
12/31/2008	2.25	0	0	0.25%	-36.3%
12/31/2007	3.53	0	0	0.25%	3.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$3.64	0	$0	0.00%	-0.7%
12/31/2010	3.66	0	0	0.00%	15.0%
12/31/2009	3.19	0	0	0.00%	25.6%
12/31/2008	2.54	0	0	0.00%	-36.1%
12/31/2007	3.97	0	0	0.00%	3.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.8%
2010	1.9%
2009	1.9%
2008	2.4%
2007	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price European Stock - 77956H401

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$218,241	$229,368	16,734
Receivables: investments sold	3,491
Payables: investments purchased	—
Net assets	$221,732

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$221,732	165,127	$1.34
Band 100	—	—	1.37
Band 75	—	—	1.40
Band 50	—	—	1.43
Band 25	—	—	1.46
Band 0	—	—	1.54
Total	$221,732	165,127

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$5,521
Mortality & expense charges	(3,122)
Net investment income (loss)	2,399

Gain (loss) on investments:
Net realized gain (loss)	(19,905)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(11,218)
Net gain (loss)	(31,123)

Increase (decrease) in net assets from operations	$(28,724)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,399	$1,934
Net realized gain (loss)	(19,905)	(11,681)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(11,218)	26,702

Increase (decrease) in net assets from operations	(28,724)	16,955

Contract owner transactions:
Proceeds from units sold	72,589	49,494
Cost of units redeemed	(60,055)	(22,479)
Account charges	(147)	(222)
Increase (decrease)	12,387	26,793
Net increase (decrease)	(16,337)	43,748
Net assets, beginning	238,069	194,321
Net assets, ending	$221,732	$238,069

Units sold	47,433	36,586
Units redeemed	(41,108)	(17,006)
Net increase (decrease)	6,325	19,580
Units outstanding, beginning	158,802	139,222
Units outstanding, ending	165,127	158,802

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$487,740
Cost of units redeemed/account charges	(293,253)
Net investment income (loss)	13,142
Net realized gain (loss)	(47,723)
Realized gain distributions	72,953
Net change in unrealized appreciation (depreciation)	(11,127)
$221,732

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	165	$222	1.25%	-10.4%
12/31/2010	1.50	159	238	1.25%	7.4%
12/31/2009	1.40	139	194	1.25%	32.7%
12/31/2008	1.05	135	142	1.25%	-44.1%
12/31/2007	1.88	118	223	1.25%	13.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	1.00%	-10.2%
12/31/2010	1.53	0	0	1.00%	7.7%
12/31/2009	1.42	0	0	1.00%	33.1%
12/31/2008	1.07	0	0	1.00%	-43.9%
12/31/2007	1.90	0	0	1.00%	14.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.75%	-10.0%
12/31/2010	1.55	0	0	0.75%	7.9%
12/31/2009	1.44	0	0	0.75%	33.4%
12/31/2008	1.08	0	0	0.75%	-43.8%
12/31/2007	1.92	0	0	0.75%	14.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.43	0	$0	0.50%	-9.8%
12/31/2010	1.58	0	0	0.50%	8.2%
12/31/2009	1.46	0	0	0.50%	33.7%
12/31/2008	1.09	0	0	0.50%	-43.6%
12/31/2007	1.94	0	0	0.50%	14.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.46	0	$0	0.25%	-9.5%
12/31/2010	1.61	0	0	0.25%	8.5%
12/31/2009	1.49	0	0	0.25%	34.1%
12/31/2008	1.11	0	0	0.25%	-43.5%
12/31/2007	1.96	0	0	0.25%	15.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.54	0	$0	0.00%	-9.3%
12/31/2010	1.69	0	0	0.00%	8.8%
12/31/2009	1.56	0	0	0.00%	34.4%
12/31/2008	1.16	0	0	0.00%	-43.4%
12/31/2007	2.05	0	0	0.00%	15.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.4%
2010	2.1%
2009	3.8%
2008	2.7%
2007	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Growth Stock - Advisor Class - 741479208

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$38,599,511	$38,302,111	1,226,807
Receivables: investments sold	57,189
Payables: investments purchased	—
Net assets	$38,656,700

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$38,656,700	42,190,123	$0.92
Band 100	—	—	0.93
Band 75	—	—	0.94
Band 50	—	—	0.95
Band 25	—	—	0.96
Band 0	—	—	0.97
Total	$38,656,700	42,190,123

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(525,534)
Net investment income (loss)	(525,534)

Gain (loss) on investments:
Net realized gain (loss)	(449,228)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(83,580)
Net gain (loss)	(532,808)

Increase (decrease) in net assets from operations	$(1,058,342)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(525,534)	$(462,992)
Net realized gain (loss)	(449,228)	(697,978)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(83,580)	6,668,357

Increase (decrease) in net assets from operations	(1,058,342)	5,507,387

Contract owner transactions:
Proceeds from units sold	2,771,971	7,150,653
Cost of units redeemed	(5,441,397)	(6,361,274)
Account charges	(5,701)	(4,897)
Increase (decrease)	(2,675,127)	784,482
Net increase (decrease)	(3,733,469)	6,291,869
Net assets, beginning	42,390,169	36,098,300
Net assets, ending	$38,656,700	$42,390,169

Units sold	5,875,957	12,473,274
Units redeemed	(8,818,633)	(11,644,501)
Net increase (decrease)	(2,942,676)	828,773
Units outstanding, beginning	45,132,799	44,304,026
Units outstanding, ending	42,190,123	45,132,799

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$64,930,400
Cost of units redeemed/account charges	(22,647,932)
Net investment income (loss)	(1,607,280)
Net realized gain (loss)	(3,357,054)
Realized gain distributions	1,041,166
Net change in unrealized appreciation (depreciation)	297,400
$38,656,700

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	42,190	$38,657	1.25%	-2.4%
12/31/2010	0.94	45,133	42,390	1.25%	15.3%
12/31/2009	0.81	44,304	36,098	1.25%	41.2%
12/31/2008	0.58	41,059	23,698	1.25%	-43.1%
12/31/2007	1.01	41,491	42,088	1.25%	1.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	1.00%	-2.2%
12/31/2010	0.95	0	0	1.00%	15.6%
12/31/2009	0.82	0	0	1.00%	41.5%
12/31/2008	0.58	0	0	1.00%	-43.0%
12/31/2007	1.02	0	0	1.00%	15.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.75%	-2.0%
12/31/2010	0.96	0	0	0.75%	15.9%
12/31/2009	0.83	0	0	0.75%	41.9%
12/31/2008	0.58	0	0	0.75%	-42.8%
12/31/2007	1.02	0	0	0.75%	1.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	0	$0	0.50%	-1.7%
12/31/2010	0.96	0	0	0.50%	16.1%
12/31/2009	0.83	0	0	0.50%	42.2%
12/31/2008	0.58	0	0	0.50%	-42.7%
12/31/2007	1.02	0	0	0.50%	1.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	0	$0	0.25%	-1.5%
12/31/2010	0.97	0	0	0.25%	16.4%
12/31/2009	0.84	0	0	0.25%	42.6%
12/31/2008	0.59	0	0	0.25%	-42.5%
12/31/2007	1.02	0	0	0.25%	2.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.00%	-1.2%
12/31/2010	0.98	0	0	0.00%	16.7%
12/31/2009	0.84	0	0	0.00%	42.9%
12/31/2008	0.59	0	0	0.00%	-42.4%
12/31/2007	1.02	0	0	0.00%	2.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.2%
2007	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Growth Stock Fund - R Class - 741479307

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$6,776,992	$6,114,015	217,992
Receivables: investments sold	—
Payables: investments purchased	(1,777)
Net assets	$6,775,215

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$6,305,751	4,082,195	$1.54
Band 100	173,343	109,927	1.58
Band 75	—	—	1.61
Band 50	49,545	30,150	1.64
Band 25	—	—	1.68
Band 0	246,576	142,187	1.73
Total	$6,775,215	4,364,459

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(83,123)
Net investment income (loss)	(83,123)

Gain (loss) on investments:
Net realized gain (loss)	(50,170)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(26,177)
Net gain (loss)	(76,347)

Increase (decrease) in net assets from operations	$(159,470)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(83,123)	$(68,112)
Net realized gain (loss)	(50,170)	(172,004)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(26,177)	1,051,016

Increase (decrease) in net assets from operations	(159,470)	810,900

Contract owner transactions:
Proceeds from units sold	1,717,044	1,357,336
Cost of units redeemed	(1,317,176)	(1,276,161)
Account charges	(1,765)	(4,965)
Increase (decrease)	398,103	76,210
Net increase (decrease)	238,633	887,110
Net assets, beginning	6,536,582	5,649,472
Net assets, ending	$6,775,215	$6,536,582

Units sold	1,085,479	992,787
Units redeemed	(822,817)	(969,452)
Net increase (decrease)	262,662	23,335
Units outstanding, beginning	4,101,797	4,078,462
Units outstanding, ending	4,364,459	4,101,797

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$51,281,007
Cost of units redeemed/account charges	(49,969,254)
Net investment income (loss)	(929,893)
Net realized gain (loss)	4,995,997
Realized gain distributions	734,381
Net change in unrealized appreciation (depreciation)	662,977
$6,775,215

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.54	4,082	$6,306	1.25%	-2.7%
12/31/2010	1.59	3,853	6,115	1.25%	14.9%
12/31/2009	1.38	3,945	5,449	1.25%	40.8%
12/31/2008	0.98	3,160	3,099	1.25%	-43.2%
12/31/2007	1.73	2,990	5,165	1.25%	8.5%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.58	110	$173	1.00%	-2.4%
12/31/2010	1.62	93	150	1.00%	15.2%
12/31/2009	1.40	20	28	1.00%	41.2%
12/31/2008	0.99	12	12	1.00%	-43.1%
12/31/2007	1.75	4	6	1.00%	8.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.61	0	$0	0.75%	-2.2%
12/31/2010	1.65	0	0	0.75%	15.5%
12/31/2009	1.43	0	0	0.75%	41.5%
12/31/2008	1.01	0	0	0.75%	-42.9%
12/31/2007	1.76	0	0	0.75%	9.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.64	30	$50	0.50%	-1.9%
12/31/2010	1.68	43	71	0.50%	15.8%
12/31/2009	1.45	0	0	0.50%	41.9%
12/31/2008	1.02	0	0	0.50%	-42.8%
12/31/2007	1.78	0	0	0.50%	9.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.68	0	$0	0.25%	-1.7%
12/31/2010	1.71	0	0	0.25%	16.1%
12/31/2009	1.47	0	0	0.25%	42.3%
12/31/2008	1.03	0	0	0.25%	-42.7%
12/31/2007	1.80	0	0	0.25%	9.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.73	142	$247	0.00%	-1.5%
12/31/2010	1.76	114	200	0.00%	16.3%
12/31/2009	1.51	113	172	0.00%	42.6%
12/31/2008	1.06	89	94	0.00%	-42.5%
12/31/2007	1.84	76	141	0.00%	9.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price International Growth & Income - Advisor Class - 77956H773

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$8,779,912	$10,090,159	756,466
Receivables: investments sold	17,788
Payables: investments purchased	—
Net assets	$8,797,700

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$8,797,700	12,937,832	$0.68
Band 100	—	—	0.69
Band 75	—	—	0.70
Band 50	—	—	0.70
Band 25	—	—	0.71
Band 0	—	—	0.72
Total	$8,797,700	12,937,832

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$206,664
Mortality & expense charges	(120,615)
Net investment income (loss)	86,049

Gain (loss) on investments:
Net realized gain (loss)	(385,202)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(891,725)
Net gain (loss)	(1,276,927)

Increase (decrease) in net assets from operations	$(1,190,878)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$86,049	$74,038
Net realized gain (loss)	(385,202)	(2,638,498)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(891,725)	3,279,829

Increase (decrease) in net assets from operations	(1,190,878)	715,369

Contract owner transactions:
Proceeds from units sold	1,662,151	1,889,226
Cost of units redeemed	(1,398,278)	(5,446,275)
Account charges	(1,590)	(2,229)
Increase (decrease)	262,283	(3,559,278)
Net increase (decrease)	(928,595)	(2,843,909)
Net assets, beginning	9,726,295	12,570,204
Net assets, ending	$8,797,700	$9,726,295

Units sold	2,215,835	2,758,234
Units redeemed	(1,862,860)	(7,887,370)
Net increase (decrease)	352,975	(5,129,136)
Units outstanding, beginning	12,584,857	17,713,993
Units outstanding, ending	12,937,832	12,584,857

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$24,920,843
Cost of units redeemed/account charges	(11,850,722)
Net investment income (loss)	678,253
Net realized gain (loss)	(4,437,889)
Realized gain distributions	797,462
Net change in unrealized appreciation (depreciation)	(1,310,247)
$8,797,700

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.68	12,938	$8,798	1.25%	-12.0%
12/31/2010	0.77	12,585	9,726	1.25%	8.9%
12/31/2009	0.71	17,714	12,570	1.25%	32.5%
12/31/2008	0.54	15,573	8,337	1.25%	-45.7%
12/31/2007	0.99	15,726	15,505	1.25%	-1.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.69	0	$0	1.00%	-11.8%
12/31/2010	0.78	0	0	1.00%	9.2%
12/31/2009	0.71	0	0	1.00%	32.9%
12/31/2008	0.54	0	0	1.00%	-45.6%
12/31/2007	0.99	0	0	1.00%	-1.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.70	0	$0	0.75%	-11.6%
12/31/2010	0.79	0	0	0.75%	9.5%
12/31/2009	0.72	0	0	0.75%	33.2%
12/31/2008	0.54	0	0	0.75%	-45.4%
12/31/2007	0.99	0	0	0.75%	-1.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.70	0	$0	0.50%	-11.4%
12/31/2010	0.79	0	0	0.50%	9.7%
12/31/2009	0.72	0	0	0.50%	33.5%
12/31/2008	0.54	0	0	0.50%	-45.3%
12/31/2007	0.99	0	0	0.50%	-1.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.71	0	$0	0.25%	-11.1%
12/31/2010	0.80	0	0	0.25%	10.0%
12/31/2009	0.73	0	0	0.25%	33.9%
12/31/2008	0.54	0	0	0.25%	-45.2%
12/31/2007	0.99	0	0	0.25%	-0.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.72	0	$0	0.00%	-10.9%
12/31/2010	0.81	0	0	0.00%	10.3%
12/31/2009	0.73	0	0	0.00%	34.2%
12/31/2008	0.55	0	0	0.00%	-45.0%
12/31/2007	0.99	0	0	0.00%	-0.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.2%
2010	1.7%
2009	2.2%
2008	2.6%
2007	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price International Growth & Income - R Class - 77956H799

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,659,694	$1,706,113	144,246
Receivables: investments sold	3,469
Payables: investments purchased	—
Net assets	$1,663,163

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,560,777	865,689	$1.80
Band 100	102,386	55,629	1.84
Band 75	—	—	1.88
Band 50	—	—	1.92
Band 25	—	—	1.96
Band 0	—	—	2.04
Total	$1,663,163	921,318

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$36,591
Mortality & expense charges	(22,232)
Net investment income (loss)	14,359

Gain (loss) on investments:
Net realized gain (loss)	(143,789)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(105,372)
Net gain (loss)	(249,161)

Increase (decrease) in net assets from operations	$(234,802)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,359	$11,068
Net realized gain (loss)	(143,789)	(412,135)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(105,372)	523,451

Increase (decrease) in net assets from operations	(234,802)	122,384

Contract owner transactions:
Proceeds from units sold	557,442	523,906
Cost of units redeemed	(505,831)	(688,041)
Account charges	(2,806)	(7,115)
Increase (decrease)	48,805	(171,250)
Net increase (decrease)	(185,997)	(48,866)
Net assets, beginning	1,849,160	1,898,026
Net assets, ending	$1,663,163	$1,849,160

Units sold	290,360	297,403
Units redeemed	(267,456)	(401,571)
Net increase (decrease)	22,904	(104,168)
Units outstanding, beginning	898,414	1,002,582
Units outstanding, ending	921,318	898,414

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$22,690,143
Cost of units redeemed/account charges	(22,902,690)
Net investment income (loss)	(60,865)
Net realized gain (loss)	1,544,410
Realized gain distributions	438,584
Net change in unrealized appreciation (depreciation)	(46,419)
$1,663,163

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.80	866	$1,561	1.25%	-12.3%
12/31/2010	2.06	850	1,748	1.25%	8.7%
12/31/2009	1.89	980	1,854	1.25%	32.2%
12/31/2008	1.43	966	1,383	1.25%	-45.8%
12/31/2007	2.64	853	2,253	1.25%	6.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.84	56	$102	1.00%	-12.1%
12/31/2010	2.09	48	101	1.00%	8.9%
12/31/2009	1.92	23	44	1.00%	32.6%
12/31/2008	1.45	18	26	1.00%	-45.7%
12/31/2007	2.67	5	14	1.00%	7.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.88	0	$0	0.75%	-11.9%
12/31/2010	2.13	0	0	0.75%	9.2%
12/31/2009	1.95	0	0	0.75%	32.9%
12/31/2008	1.47	0	0	0.75%	-45.6%
12/31/2007	2.70	0	0	0.75%	7.4%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.92	0	$0	0.50%	-11.7%
12/31/2010	2.17	0	0	0.50%	9.5%
12/31/2009	1.98	0	0	0.50%	33.2%
12/31/2008	1.49	0	0	0.50%	-45.4%
12/31/2007	2.73	0	0	0.50%	7.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.96	0	$0	0.25%	-11.4%
12/31/2010	2.21	0	0	0.25%	9.7%
12/31/2009	2.01	0	0	0.25%	33.6%
12/31/2008	1.51	0	0	0.25%	-45.3%
12/31/2007	2.76	0	0	0.25%	8.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.04	0	$0	0.00%	-11.2%
12/31/2010	2.29	0	0	0.00%	10.0%
12/31/2009	2.08	0	0	0.00%	33.9%
12/31/2008	1.56	0	0	0.00%	-45.2%
12/31/2007	2.84	0	0	0.00%	8.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.1%
2010	1.8%
2009	2.2%
2008	2.4%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price International Stock - R Class - 77956H781

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$268,814	$266,791	22,008
Receivables: investments sold	568
Payables: investments purchased	—
Net assets	$269,382

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$269,382	193,069	$1.40
Band 100	—	—	1.42
Band 75	—	—	1.45
Band 50	—	—	1.48
Band 25	—	—	1.51
Band 0	—	—	1.55
Total	$269,382	193,069

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,175
Mortality & expense charges	(3,967)
Net investment income (loss)	(1,792)

Gain (loss) on investments:
Net realized gain (loss)	24,770
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(69,522)
Net gain (loss)	(44,752)

Increase (decrease) in net assets from operations	$(46,544)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,792)	$(1,573)
Net realized gain (loss)	24,770	(77,467)
Realized gain distributions	—	865
Net change in unrealized appreciation (depreciation)	(69,522)	103,898

Increase (decrease) in net assets from operations	(46,544)	25,723

Contract owner transactions:
Proceeds from units sold	63,962	84,507
Cost of units redeemed	(63,085)	(192,150)
Account charges	(65)	(136)
Increase (decrease)	812	(107,779)
Net increase (decrease)	(45,732)	(82,056)
Net assets, beginning	315,114	397,170
Net assets, ending	$269,382	$315,114

Units sold	62,092	58,109
Units redeemed	(63,578)	(139,164)
Net increase (decrease)	(1,486)	(81,055)
Units outstanding, beginning	194,555	275,610
Units outstanding, ending	193,069	194,555

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$744,184
Cost of units redeemed/account charges	(439,110)
Net investment income (loss)	758
Net realized gain (loss)	(78,662)
Realized gain distributions	40,189
Net change in unrealized appreciation (depreciation)	2,023
$269,382

* Date of Fund Inception into Variable Account: 9/15/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	193	$269	1.25%	-13.9%
12/31/2010	1.62	195	315	1.25%	12.4%
12/31/2009	1.44	276	397	1.25%	49.6%
12/31/2008	0.96	191	184	1.25%	-48.9%
12/31/2007	1.89	162	305	1.25%	11.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	0	$0	1.00%	-13.6%
12/31/2010	1.65	0	0	1.00%	12.7%
12/31/2009	1.46	0	0	1.00%	50.0%
12/31/2008	0.98	0	0	1.00%	-48.8%
12/31/2007	1.91	0	0	1.00%	11.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	0	$0	0.75%	-13.4%
12/31/2010	1.68	0	0	0.75%	13.0%
12/31/2009	1.49	0	0	0.75%	50.4%
12/31/2008	0.99	0	0	0.75%	-48.7%
12/31/2007	1.93	0	0	0.75%	12.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.48	0	$0	0.50%	-13.2%
12/31/2010	1.71	0	0	0.50%	13.2%
12/31/2009	1.51	0	0	0.50%	50.7%
12/31/2008	1.00	0	0	0.50%	-48.5%
12/31/2007	1.95	0	0	0.50%	12.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.51	0	$0	0.25%	-13.0%
12/31/2010	1.74	0	0	0.25%	13.5%
12/31/2009	1.53	0	0	0.25%	51.1%
12/31/2008	1.01	0	0	0.25%	-48.4%
12/31/2007	1.97	0	0	0.25%	12.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.55	0	$0	0.00%	-12.8%
12/31/2010	1.77	0	0	0.00%	13.8%
12/31/2009	1.56	0	0	0.00%	51.5%
12/31/2008	1.03	0	0	0.00%	-48.3%
12/31/2007	1.99	0	0	0.00%	12.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.7%
2010	0.5%
2009	2.4%
2008	1.3%
2007	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Mid Cap Growth Fund - R Class - 779556307

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,545,443	$3,639,226	70,630
Receivables: investments sold	46,104
Payables: investments purchased	—
Net assets	$3,591,547

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,640,076	1,190,498	$2.22
Band 100	—	—	2.26
Band 75	—	—	2.31
Band 50	—	—	2.36
Band 25	—	—	2.41
Band 0	951,471	382,941	2.48
Total	$3,591,547	1,573,439

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(29,060)
Net investment income (loss)	(29,060)

Gain (loss) on investments:
Net realized gain (loss)	119,416
Realized gain distributions	277,360
Net change in unrealized appreciation (depreciation)	(470,152)
Net gain (loss)	(73,376)

Increase (decrease) in net assets from operations	$(102,436)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(29,060)	$(14,434)
Net realized gain (loss)	119,416	19,259
Realized gain distributions	277,360	104,721
Net change in unrealized appreciation (depreciation)	(470,152)	358,220

Increase (decrease) in net assets from operations	(102,436)	467,766

Contract owner transactions:
Proceeds from units sold	1,626,920	2,750,499
Cost of units redeemed	(773,250)	(757,959)
Account charges	(1,080)	(758)
Increase (decrease)	852,590	1,991,782
Net increase (decrease)	750,154	2,459,548
Net assets, beginning	2,841,393	381,845
Net assets, ending	$3,591,547	$2,841,393

Units sold	697,720	1,391,977
Units redeemed	(335,738)	(390,845)
Net increase (decrease)	361,982	1,001,132
Units outstanding, beginning	1,211,457	210,325
Units outstanding, ending	1,573,439	1,211,457

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$8,137,214
Cost of units redeemed/account charges	(5,529,478)
Net investment income (loss)	(113,158)
Net realized gain (loss)	354,136
Realized gain distributions	836,616
Net change in unrealized appreciation (depreciation)	(93,783)
$3,591,547

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.22	1,190	$2,640	1.25%	-2.9%
12/31/2010	2.28	909	2,077	1.25%	25.8%
12/31/2009	1.82	210	382	1.25%	43.0%
12/31/2008	1.27	0	0	1.25%	-40.7%
12/31/2007	2.14	1,200	2,571	1.25%	15.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.26	0	$0	1.00%	-2.7%
12/31/2010	2.33	0	0	1.00%	26.2%
12/31/2009	1.84	0	0	1.00%	43.3%
12/31/2008	1.29	0	0	1.00%	-40.6%
12/31/2007	2.16	0	0	1.00%	15.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.31	0	$0	0.75%	-2.5%
12/31/2010	2.37	0	0	0.75%	26.5%
12/31/2009	1.87	0	0	0.75%	43.7%
12/31/2008	1.30	0	0	0.75%	-40.4%
12/31/2007	2.19	0	0	0.75%	16.2%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.36	0	$0	0.50%	-2.2%
12/31/2010	2.41	0	0	0.50%	26.8%
12/31/2009	1.90	0	0	0.50%	44.1%
12/31/2008	1.32	0	0	0.50%	-40.3%
12/31/2007	2.21	0	0	0.50%	16.5%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.41	0	$0	0.25%	-2.0%
12/31/2010	2.46	0	0	0.25%	27.1%
12/31/2009	1.93	0	0	0.25%	44.4%
12/31/2008	1.34	0	0	0.25%	-40.1%
12/31/2007	2.23	0	0	0.25%	16.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.48	383	$951	0.00%	-1.7%
12/31/2010	2.53	302	764	0.00%	27.4%
12/31/2009	1.98	0	0	0.00%	44.8%
12/31/2008	1.37	0	0	0.00%	-40.0%
12/31/2007	2.28	0	0	0.00%	17.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Mid Cap Value - Advisor Class - 77957Y304

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,390,645	$1,452,921	65,306
Receivables: investments sold	1,041
Payables: investments purchased	—
Net assets	$1,391,686

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$565,356	620,518	$0.91
Band 100	—	—	0.92
Band 75	—	—	0.93
Band 50	—	—	0.94
Band 25	—	—	0.95
Band 0	826,330	856,219	0.97
Total	$1,391,686	1,476,737

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$11,128
Mortality & expense charges	(7,452)
Net investment income (loss)	3,676

Gain (loss) on investments:
Net realized gain (loss)	43,768
Realized gain distributions	55,026
Net change in unrealized appreciation (depreciation)	(177,496)
Net gain (loss)	(78,702)

Increase (decrease) in net assets from operations	$(75,026)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,676	$14,462
Net realized gain (loss)	43,768	(23,971)
Realized gain distributions	55,026	—
Net change in unrealized appreciation (depreciation)	(177,496)	140,114

Increase (decrease) in net assets from operations	(75,026)	130,605

Contract owner transactions:
Proceeds from units sold	286,576	1,712,656
Cost of units redeemed	(264,991)	(784,726)
Account charges	(254)	(169)
Increase (decrease)	21,331	927,761
Net increase (decrease)	(53,695)	1,058,366
Net assets, beginning	1,445,381	387,015
Net assets, ending	$1,391,686	$1,445,381

Units sold	290,757	1,837,958
Units redeemed	(266,227)	(842,709)
Net increase (decrease)	24,530	995,249
Units outstanding, beginning	1,452,207	456,958
Units outstanding, ending	1,476,737	1,452,207

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,608,811
Cost of units redeemed/account charges	(1,239,095)
Net investment income (loss)	24,107
Net realized gain (loss)	(47,638)
Realized gain distributions	107,777
Net change in unrealized appreciation (depreciation)	(62,276)
$1,391,686

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.91	621	$565	1.25%	-6.2%
12/31/2010	0.97	674	655	1.25%	14.7%
12/31/2009	0.85	457	387	1.25%	44.6%
12/31/2008	0.59	490	287	1.25%	-35.5%
12/31/2007	0.91	540	491	1.25%	-9.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.92	0	$0	1.00%	-6.0%
12/31/2010	0.98	0	0	1.00%	15.0%
12/31/2009	0.85	0	0	1.00%	45.0%
12/31/2008	0.59	0	0	1.00%	-35.4%
12/31/2007	0.91	0	0	1.00%	-9.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	0	$0	0.75%	-5.7%
12/31/2010	0.99	0	0	0.75%	15.3%
12/31/2009	0.86	0	0	0.75%	45.3%
12/31/2008	0.59	0	0	0.75%	-35.2%
12/31/2007	0.91	0	0	0.75%	-8.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.50%	-5.5%
12/31/2010	1.00	0	0	0.50%	15.5%
12/31/2009	0.86	0	0	0.50%	45.7%
12/31/2008	0.59	0	0	0.50%	-35.1%
12/31/2007	0.91	0	0	0.50%	-8.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	0	$0	0.25%	-5.3%
12/31/2010	1.01	0	0	0.25%	15.8%
12/31/2009	0.87	0	0	0.25%	46.1%
12/31/2008	0.60	0	0	0.25%	-34.9%
12/31/2007	0.91	0	0	0.25%	-8.6%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	856	$826	0.00%	-5.0%
12/31/2010	1.02	778	791	0.00%	16.1%
12/31/2009	0.88	0	0	0.00%	46.4%
12/31/2008	0.60	0	0	0.00%	-34.7%
12/31/2007	0.92	0	0	0.00%	-8.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.8%
2010	2.3%
2009	1.0%
2008	0.6%
2007	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Mid Cap Value - R Class - 77957Y205

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,086,612	$1,997,843	98,986
Receivables: investments sold	2,985
Payables: investments purchased	—
Net assets	$2,089,597

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,044,511	1,000,705	$2.04
Band 100	—	—	2.09
Band 75	—	—	2.13
Band 50	—	—	2.17
Band 25	—	—	2.22
Band 0	45,086	19,615	2.30
Total	$2,089,597	1,020,320

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$11,300
Mortality & expense charges	(26,580)
Net investment income (loss)	(15,280)

Gain (loss) on investments:
Net realized gain (loss)	(30,348)
Realized gain distributions	83,809
Net change in unrealized appreciation (depreciation)	(190,343)
Net gain (loss)	(136,882)

Increase (decrease) in net assets from operations	$(152,162)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(15,280)	$4,219
Net realized gain (loss)	(30,348)	(56,419)
Realized gain distributions	83,809	—
Net change in unrealized appreciation (depreciation)	(190,343)	319,726

Increase (decrease) in net assets from operations	(152,162)	267,526

Contract owner transactions:
Proceeds from units sold	452,073	1,002,885
Cost of units redeemed	(320,117)	(564,719)
Account charges	(531)	(497)
Increase (decrease)	131,425	437,669
Net increase (decrease)	(20,737)	705,195
Net assets, beginning	2,110,334	1,405,139
Net assets, ending	$2,089,597	$2,110,334

Units sold	209,999	514,270
Units redeemed	(153,391)	(286,701)
Net increase (decrease)	56,608	227,569
Units outstanding, beginning	963,712	736,143
Units outstanding, ending	1,020,320	963,712

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$4,585,567
Cost of units redeemed/account charges	(2,883,903)
Net investment income (loss)	(42,829)
Net realized gain (loss)	(116,154)
Realized gain distributions	458,147
Net change in unrealized appreciation (depreciation)	88,769
$2,089,597

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.04	1,001	$2,045	1.25%	-6.5%
12/31/2010	2.18	942	2,057	1.25%	14.4%
12/31/2009	1.91	736	1,405	1.25%	44.2%
12/31/2008	1.32	584	773	1.25%	-35.7%
12/31/2007	2.06	552	1,135	1.25%	-1.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.09	0	$0	1.00%	-6.2%
12/31/2010	2.22	0	0	1.00%	14.7%
12/31/2009	1.94	0	0	1.00%	44.5%
12/31/2008	1.34	0	0	1.00%	-35.5%
12/31/2007	2.08	0	0	1.00%	-0.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.13	0	$0	0.75%	-6.0%
12/31/2010	2.26	0	0	0.75%	15.0%
12/31/2009	1.97	0	0	0.75%	44.9%
12/31/2008	1.36	0	0	0.75%	-35.3%
12/31/2007	2.10	0	0	0.75%	-0.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.17	0	$0	0.50%	-5.8%
12/31/2010	2.31	0	0	0.50%	15.3%
12/31/2009	2.00	0	0	0.50%	45.3%
12/31/2008	1.38	0	0	0.50%	-35.2%
12/31/2007	2.12	0	0	0.50%	-0.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.22	0	$0	0.25%	-5.5%
12/31/2010	2.35	0	0	0.25%	15.6%
12/31/2009	2.03	0	0	0.25%	45.6%
12/31/2008	1.40	0	0	0.25%	-35.0%
12/31/2007	2.15	0	0	0.25%	-0.1%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.30	20	$45	0.00%	-5.3%
12/31/2010	2.43	22	53	0.00%	15.9%
12/31/2009	2.09	0	0	0.00%	46.0%
12/31/2008	1.43	0	0	0.00%	-34.9%
12/31/2007	2.20	0	0	0.00%	0.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.5%
2010	1.5%
2009	0.8%
2008	0.5%
2007	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Retirement 2015 - Advisor Class - 74149P689

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,930,383	$2,931,584	253,937
Receivables: investments sold	2,596
Payables: investments purchased	—
Net assets	$2,932,979

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,932,979	2,879,309	$1.02
Band 100	—	—	1.02
Band 75	—	—	1.02
Band 50	—	—	1.03
Band 25	—	—	1.03
Band 0	—	—	1.03
Total	$2,932,979	2,879,309

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$55,312
Mortality & expense charges	(1,465)
Net investment income (loss)	53,847

Gain (loss) on investments:
Net realized gain (loss)	421
Realized gain distributions	5,028
Net change in unrealized appreciation (depreciation)	(1,201)
Net gain (loss)	4,248

Increase (decrease) in net assets from operations	$58,095

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$53,847	$—
Net realized gain (loss)	421	—
Realized gain distributions	5,028	—
Net change in unrealized appreciation (depreciation)	(1,201)	—

Increase (decrease) in net assets from operations	58,095	—

Contract owner transactions:
Proceeds from units sold	2,908,954	—
Cost of units redeemed	(34,070)	—
Account charges	—	—
Increase (decrease)	2,874,884	—
Net increase (decrease)	2,932,979	—
Net assets, beginning	—	—
Net assets, ending	$2,932,979	$—

Units sold	2,912,690	—
Units redeemed	(33,381)	—
Net increase (decrease)	2,879,309	—
Units outstanding, beginning	—	—
Units outstanding, ending	2,879,309	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,908,954
Cost of units redeemed/account charges	(34,070)
Net investment income (loss)	53,847
Net realized gain (loss)	421
Realized gain distributions	5,028
Net change in unrealized appreciation (depreciation)	(1,201)
$2,932,979

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	2,879	$2,933	1.25%	-1.9%
12/31/2010	1.04	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	-1.6%
12/31/2010	1.04	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	-1.4%
12/31/2010	1.04	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.50%	-1.2%
12/31/2010	1.04	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.25%	-0.9%
12/31/2010	1.04	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.00%	-0.7%
12/31/2010	1.04	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.8%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Retirement 2015 - R Class - 74149P671

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$953,007	$998,540	95,601
Receivables: investments sold	145,458
Payables: investments purchased	—
Net assets	$1,098,465

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$955,638	939,585	$1.02
Band 100	—	—	1.02
Band 75	—	—	1.02
Band 50	—	—	1.03
Band 25	—	—	1.03
Band 0	142,827	138,383	1.03
Total	$1,098,465	1,077,968

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$16,256
Mortality & expense charges	(6,137)
Net investment income (loss)	10,119

Gain (loss) on investments:
Net realized gain (loss)	(16,308)
Realized gain distributions	1,625
Net change in unrealized appreciation (depreciation)	(45,533)
Net gain (loss)	(60,216)

Increase (decrease) in net assets from operations	$(50,097)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,119	$—
Net realized gain (loss)	(16,308)	—
Realized gain distributions	1,625	—
Net change in unrealized appreciation (depreciation)	(45,533)	—

Increase (decrease) in net assets from operations	(50,097)	—

Contract owner transactions:
Proceeds from units sold	1,511,602	—
Cost of units redeemed	(362,814)	—
Account charges	(226)	—
Increase (decrease)	1,148,562	—
Net increase (decrease)	1,098,465	—
Net assets, beginning	—	—
Net assets, ending	$1,098,465	$—

Units sold	1,438,553	—
Units redeemed	(360,585)	—
Net increase (decrease)	1,077,968	—
Units outstanding, beginning	—	—
Units outstanding, ending	1,077,968	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,511,602
Cost of units redeemed/account charges	(363,040)
Net investment income (loss)	10,119
Net realized gain (loss)	(16,308)
Realized gain distributions	1,625
Net change in unrealized appreciation (depreciation)	(45,533)
$1,098,465

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	940	$956	1.25%	-2.0%
12/31/2010	1.04	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	-1.7%
12/31/2010	1.04	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	-1.5%
12/31/2010	1.04	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.50%	-1.2%
12/31/2010	1.04	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.25%	-1.0%
12/31/2010	1.04	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	138	$143	0.00%	-0.7%
12/31/2010	1.04	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.0%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Retirement 2020 - Advisor Class - 74149P853

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,208,891	$2,234,254	139,746
Receivables: investments sold	1,902
Payables: investments purchased	—
Net assets	$2,210,793

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,210,793	2,173,654	$1.02
Band 100	—	—	1.02
Band 75	—	—	1.02
Band 50	—	—	1.03
Band 25	—	—	1.03
Band 0	—	—	1.03
Total	$2,210,793	2,173,654

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$36,765
Mortality & expense charges	(7,332)
Net investment income (loss)	29,433

Gain (loss) on investments:
Net realized gain (loss)	(8,812)
Realized gain distributions	4,242
Net change in unrealized appreciation (depreciation)	(25,205)
Net gain (loss)	(29,775)

Increase (decrease) in net assets from operations	$(342)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$29,433	$676
Net realized gain (loss)	(8,812)	—
Realized gain distributions	4,242	54
Net change in unrealized appreciation (depreciation)	(25,205)	(158)

Increase (decrease) in net assets from operations	(342)	572

Contract owner transactions:
Proceeds from units sold	2,344,637	44,812
Cost of units redeemed	(178,418)	(468)
Account charges	—	—
Increase (decrease)	2,166,219	44,344
Net increase (decrease)	2,165,877	44,916
Net assets, beginning	44,916	—
Net assets, ending	$2,210,793	$44,916

Units sold	2,304,690	43,429
Units redeemed	(174,017)	(448)
Net increase (decrease)	2,130,673	42,981
Units outstanding, beginning	42,981	—
Units outstanding, ending	2,173,654	42,981

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,389,449
Cost of units redeemed/account charges	(178,886)
Net investment income (loss)	30,109
Net realized gain (loss)	(8,812)
Realized gain distributions	4,296
Net change in unrealized appreciation (depreciation)	(25,363)
$2,210,793

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	2,174	$2,211	1.25%	-2.7%
12/31/2010	1.05	43	45	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	-2.4%
12/31/2010	1.05	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	-2.2%
12/31/2010	1.05	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.50%	-1.9%
12/31/2010	1.05	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.25%	-1.7%
12/31/2010	1.05	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.00%	-1.5%
12/31/2010	1.05	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.3%
2010	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Retirement 2020 - R Class - 74149P705

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,905,726	$1,997,690	122,796
Receivables: investments sold	23,407
Payables: investments purchased	—
Net assets	$1,929,133

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,356,944	1,337,962	$1.01
Band 100	—	—	1.02
Band 75	—	—	1.02
Band 50	—	—	1.02
Band 25	—	—	1.03
Band 0	572,189	555,971	1.03
Total	$1,929,133	1,893,933

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$27,354
Mortality & expense charges	(9,358)
Net investment income (loss)	17,996

Gain (loss) on investments:
Net realized gain (loss)	(7,094)
Realized gain distributions	3,567
Net change in unrealized appreciation (depreciation)	(91,964)
Net gain (loss)	(95,491)

Increase (decrease) in net assets from operations	$(77,495)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$17,996	$—
Net realized gain (loss)	(7,094)	—
Realized gain distributions	3,567	—
Net change in unrealized appreciation (depreciation)	(91,964)	—

Increase (decrease) in net assets from operations	(77,495)	—

Contract owner transactions:
Proceeds from units sold	2,296,547	—
Cost of units redeemed	(289,515)	—
Account charges	(404)	—
Increase (decrease)	2,006,628	—
Net increase (decrease)	1,929,133	—
Net assets, beginning	—	—
Net assets, ending	$1,929,133	$—

Units sold	2,183,759	—
Units redeemed	(289,826)	—
Net increase (decrease)	1,893,933	—
Units outstanding, beginning	—	—
Units outstanding, ending	1,893,933	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,296,547
Cost of units redeemed/account charges	(289,919)
Net investment income (loss)	17,996
Net realized gain (loss)	(7,094)
Realized gain distributions	3,567
Net change in unrealized appreciation (depreciation)	(91,964)
$1,929,133

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	1,338	$1,357	1.25%	-2.9%
12/31/2010	1.04	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	-2.7%
12/31/2010	1.05	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	-2.4%
12/31/2010	1.05	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	-2.2%
12/31/2010	1.05	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.25%	-2.0%
12/31/2010	1.05	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	556	$572	0.00%	-1.7%
12/31/2010	1.05	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.8%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Retirement 2025 - Advisor Class - 74149P663

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$744,805	$736,789	64,543
Receivables: investments sold	675
Payables: investments purchased	—
Net assets	$745,480

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$745,480	735,599	$1.01
Band 100	—	—	1.02
Band 75	—	—	1.02
Band 50	—	—	1.02
Band 25	—	—	1.03
Band 0	—	—	1.03
Total	$745,480	735,599

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$10,144
Mortality & expense charges	(464)
Net investment income (loss)	9,680

Gain (loss) on investments:
Net realized gain (loss)	6
Realized gain distributions	1,268
Net change in unrealized appreciation (depreciation)	8,016
Net gain (loss)	9,290

Increase (decrease) in net assets from operations	$18,970

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,680	$—
Net realized gain (loss)	6	—
Realized gain distributions	1,268	—
Net change in unrealized appreciation (depreciation)	8,016	—

Increase (decrease) in net assets from operations	18,970	—

Contract owner transactions:
Proceeds from units sold	731,210	—
Cost of units redeemed	(4,625)	—
Account charges	(75)	—
Increase (decrease)	726,510	—
Net increase (decrease)	745,480	—
Net assets, beginning	—	—
Net assets, ending	$745,480	$—

Units sold	740,395	—
Units redeemed	(4,796)	—
Net increase (decrease)	735,599	—
Units outstanding, beginning	—	—
Units outstanding, ending	735,599	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$731,210
Cost of units redeemed/account charges	(4,700)
Net investment income (loss)	9,680
Net realized gain (loss)	6
Realized gain distributions	1,268
Net change in unrealized appreciation (depreciation)	8,016
$745,480

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	736	$745	1.25%	-3.5%
12/31/2010	1.05	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	-3.3%
12/31/2010	1.05	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	-3.0%
12/31/2010	1.05	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	-2.8%
12/31/2010	1.05	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.25%	-2.6%
12/31/2010	1.05	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.00%	-2.3%
12/31/2010	1.05	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.7%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Retirement 2025 - R Class - 74149P655

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,035,562	$1,096,359	90,448
Receivables: investments sold	2,787
Payables: investments purchased	—
Net assets	$1,038,349

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$844,625	836,175	$1.01
Band 100	—	—	1.01
Band 75	—	—	1.02
Band 50	—	—	1.02
Band 25	—	—	1.02
Band 0	193,724	188,993	1.03
Total	$1,038,349	1,025,168

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$12,309
Mortality & expense charges	(6,811)
Net investment income (loss)	5,498

Gain (loss) on investments:
Net realized gain (loss)	(1,343)
Realized gain distributions	1,758
Net change in unrealized appreciation (depreciation)	(60,797)
Net gain (loss)	(60,382)

Increase (decrease) in net assets from operations	$(54,884)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,498	$—
Net realized gain (loss)	(1,343)	—
Realized gain distributions	1,758	—
Net change in unrealized appreciation (depreciation)	(60,797)	—

Increase (decrease) in net assets from operations	(54,884)	—

Contract owner transactions:
Proceeds from units sold	1,140,426	—
Cost of units redeemed	(46,738)	—
Account charges	(455)	—
Increase (decrease)	1,093,233	—
Net increase (decrease)	1,038,349	—
Net assets, beginning	—	—
Net assets, ending	$1,038,349	$—

Units sold	1,072,018	—
Units redeemed	(46,850)	—
Net increase (decrease)	1,025,168	—
Units outstanding, beginning	—	—
Units outstanding, ending	1,025,168	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,140,426
Cost of units redeemed/account charges	(47,193)
Net investment income (loss)	5,498
Net realized gain (loss)	(1,343)
Realized gain distributions	1,758
Net change in unrealized appreciation (depreciation)	(60,797)
$1,038,349

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	836	$845	1.25%	-3.8%
12/31/2010	1.05	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	-3.5%
12/31/2010	1.05	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	-3.3%
12/31/2010	1.05	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	-3.1%
12/31/2010	1.05	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	-2.8%
12/31/2010	1.05	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	189	$194	0.00%	-2.6%
12/31/2010	1.05	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.4%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Retirement 2030 - Advisor Class - 74149P846

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$2,992,487	$3,028,416	182,174
Receivables: investments sold	2,466
Payables: investments purchased	—
Net assets	$2,994,953

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$2,994,953	2,960,689	$1.01
Band 100	—	—	1.01
Band 75	—	—	1.02
Band 50	—	—	1.02
Band 25	—	—	1.02
Band 0	—	—	1.03
Total	$2,994,953	2,960,689

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$35,816
Mortality & expense charges	(11,870)
Net investment income (loss)	23,946

Gain (loss) on investments:
Net realized gain (loss)	(12,116)
Realized gain distributions	5,372
Net change in unrealized appreciation (depreciation)	(35,963)
Net gain (loss)	(42,707)

Increase (decrease) in net assets from operations	$(18,761)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$23,946	$67
Net realized gain (loss)	(12,116)	—
Realized gain distributions	5,372	6
Net change in unrealized appreciation (depreciation)	(35,963)	34

Increase (decrease) in net assets from operations	(18,761)	107

Contract owner transactions:
Proceeds from units sold	3,340,936	5,741
Cost of units redeemed	(332,913)	—
Account charges	(157)	—
Increase (decrease)	3,007,866	5,741
Net increase (decrease)	2,989,105	5,848
Net assets, beginning	5,848	—
Net assets, ending	$2,994,953	$5,848

Units sold	3,276,574	5,541
Units redeemed	(321,426)	—
Net increase (decrease)	2,955,148	5,541
Units outstanding, beginning	5,541	—
Units outstanding, ending	2,960,689	5,541

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,346,677
Cost of units redeemed/account charges	(333,070)
Net investment income (loss)	24,013
Net realized gain (loss)	(12,116)
Realized gain distributions	5,378
Net change in unrealized appreciation (depreciation)	(35,929)
$2,994,953

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	2,961	$2,995	1.25%	-4.2%
12/31/2010	1.06	6	6	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	-3.9%
12/31/2010	1.06	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	-3.7%
12/31/2010	1.06	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	-3.4%
12/31/2010	1.06	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	-3.2%
12/31/2010	1.06	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.00%	-3.0%
12/31/2010	1.06	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.4%
2010	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Retirement 2030 - R Class - 74149P804

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,128,814	$1,176,230	85,318
Receivables: investments sold	266,137
Payables: investments purchased	—
Net assets	$1,394,951

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,101,160	1,092,288	$1.01
Band 100	—	—	1.01
Band 75	—	—	1.01
Band 50	—	—	1.02
Band 25	—	—	1.02
Band 0	293,791	287,180	1.02
Total	$1,394,951	1,379,468

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$11,504
Mortality & expense charges	(5,010)
Net investment income (loss)	6,494

Gain (loss) on investments:
Net realized gain (loss)	(9,027)
Realized gain distributions	2,030
Net change in unrealized appreciation (depreciation)	(47,416)
Net gain (loss)	(54,413)

Increase (decrease) in net assets from operations	$(47,919)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,494	$—
Net realized gain (loss)	(9,027)	—
Realized gain distributions	2,030	—
Net change in unrealized appreciation (depreciation)	(47,416)	—

Increase (decrease) in net assets from operations	(47,919)	—

Contract owner transactions:
Proceeds from units sold	1,838,978	—
Cost of units redeemed	(395,356)	—
Account charges	(752)	—
Increase (decrease)	1,442,870	—
Net increase (decrease)	1,394,951	—
Net assets, beginning	—	—
Net assets, ending	$1,394,951	$—

Units sold	1,756,925	—
Units redeemed	(377,457)	—
Net increase (decrease)	1,379,468	—
Units outstanding, beginning	—	—
Units outstanding, ending	1,379,468	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,838,978
Cost of units redeemed/account charges	(396,108)
Net investment income (loss)	6,494
Net realized gain (loss)	(9,027)
Realized gain distributions	2,030
Net change in unrealized appreciation (depreciation)	(47,416)
$1,394,951

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	1,092	$1,101	1.25%	-4.4%
12/31/2010	1.05	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	-4.2%
12/31/2010	1.06	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.75%	-3.9%
12/31/2010	1.06	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	-3.7%
12/31/2010	1.06	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	-3.4%
12/31/2010	1.06	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	287	$294	0.00%	-3.2%
12/31/2010	1.06	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.6%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Retirement 2035 - Advisor Class - 74149P648

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,237,571	$1,222,367	106,433
Receivables: investments sold	249
Payables: investments purchased	—
Net assets	$1,237,820

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,237,820	1,226,877	$1.01
Band 100	—	—	1.01
Band 75	—	—	1.01
Band 50	—	—	1.02
Band 25	—	—	1.02
Band 0	—	—	1.02
Total	$1,237,820	1,226,877

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$13,655
Mortality & expense charges	(609)
Net investment income (loss)	13,046

Gain (loss) on investments:
Net realized gain (loss)	9
Realized gain distributions	2,100
Net change in unrealized appreciation (depreciation)	15,204
Net gain (loss)	17,313

Increase (decrease) in net assets from operations	$30,359

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,046	$—
Net realized gain (loss)	9	—
Realized gain distributions	2,100	—
Net change in unrealized appreciation (depreciation)	15,204	—

Increase (decrease) in net assets from operations	30,359	—

Contract owner transactions:
Proceeds from units sold	1,208,332	—
Cost of units redeemed	(871)	—
Account charges	—	—
Increase (decrease)	1,207,461	—
Net increase (decrease)	1,237,820	—
Net assets, beginning	—	—
Net assets, ending	$1,237,820	$—

Units sold	1,227,740	—
Units redeemed	(863)	—
Net increase (decrease)	1,226,877	—
Units outstanding, beginning	—	—
Units outstanding, ending	1,226,877	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,208,332
Cost of units redeemed/account charges	(871)
Net investment income (loss)	13,046
Net realized gain (loss)	9
Realized gain distributions	2,100
Net change in unrealized appreciation (depreciation)	15,204
$1,237,820

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	1,227	$1,238	1.25%	-4.7%
12/31/2010	1.06	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	-4.5%
12/31/2010	1.06	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.75%	-4.2%
12/31/2010	1.06	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	-4.0%
12/31/2010	1.06	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	-3.7%
12/31/2010	1.06	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.00%	-3.5%
12/31/2010	1.06	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.2%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Retirement 2035 - R Class - 74149P630

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$767,142	$804,578	66,496
Receivables: investments sold	889
Payables: investments purchased	—
Net assets	$768,031

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$533,127	530,152	$1.01
Band 100	—	—	1.01
Band 75	—	—	1.01
Band 50	—	—	1.01
Band 25	—	—	1.02
Band 0	234,904	230,192	1.02
Total	$768,031	760,344

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$7,167
Mortality & expense charges	(4,010)
Net investment income (loss)	3,157

Gain (loss) on investments:
Net realized gain (loss)	(12,892)
Realized gain distributions	1,303
Net change in unrealized appreciation (depreciation)	(37,436)
Net gain (loss)	(49,025)

Increase (decrease) in net assets from operations	$(45,868)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,157	$—
Net realized gain (loss)	(12,892)	—
Realized gain distributions	1,303	—
Net change in unrealized appreciation (depreciation)	(37,436)	—

Increase (decrease) in net assets from operations	(45,868)	—

Contract owner transactions:
Proceeds from units sold	953,298	—
Cost of units redeemed	(138,465)	—
Account charges	(934)	—
Increase (decrease)	813,899	—
Net increase (decrease)	768,031	—
Net assets, beginning	—	—
Net assets, ending	$768,031	$—

Units sold	900,862	—
Units redeemed	(140,518)	—
Net increase (decrease)	760,344	—
Units outstanding, beginning	—	—
Units outstanding, ending	760,344	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$953,298
Cost of units redeemed/account charges	(139,399)
Net investment income (loss)	3,157
Net realized gain (loss)	(12,892)
Realized gain distributions	1,303
Net change in unrealized appreciation (depreciation)	(37,436)
$768,031

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	530	$533	1.25%	-5.0%
12/31/2010	1.06	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	-4.7%
12/31/2010	1.06	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.75%	-4.5%
12/31/2010	1.06	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.50%	-4.3%
12/31/2010	1.06	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	-4.0%
12/31/2010	1.06	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	230	$235	0.00%	-3.8%
12/31/2010	1.06	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.9%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Retirement 2040 - Advisor Class - 74149P838

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,470,610	$1,485,511	89,335
Receivables: investments sold	744
Payables: investments purchased	—
Net assets	$1,471,354

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,471,354	1,459,824	$1.01
Band 100	—	—	1.01
Band 75	—	—	1.01
Band 50	—	—	1.02
Band 25	—	—	1.02
Band 0	—	—	1.02
Total	$1,471,354	1,459,824

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$14,963
Mortality & expense charges	(5,514)
Net investment income (loss)	9,449

Gain (loss) on investments:
Net realized gain (loss)	(711)
Realized gain distributions	2,640
Net change in unrealized appreciation (depreciation)	(14,914)
Net gain (loss)	(12,985)

Increase (decrease) in net assets from operations	$(3,536)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,449	$41
Net realized gain (loss)	(711)	—
Realized gain distributions	2,640	2
Net change in unrealized appreciation (depreciation)	(14,914)	13

Increase (decrease) in net assets from operations	(3,536)	56

Contract owner transactions:
Proceeds from units sold	1,514,572	4,463
Cost of units redeemed	(44,028)	—
Account charges	(173)	—
Increase (decrease)	1,470,371	4,463
Net increase (decrease)	1,466,835	4,519
Net assets, beginning	4,519	—
Net assets, ending	$1,471,354	$4,519

Units sold	1,498,826	4,265
Units redeemed	(43,267)	—
Net increase (decrease)	1,455,559	4,265
Units outstanding, beginning	4,265	—
Units outstanding, ending	1,459,824	4,265

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,519,035
Cost of units redeemed/account charges	(44,201)
Net investment income (loss)	9,490
Net realized gain (loss)	(711)
Realized gain distributions	2,642
Net change in unrealized appreciation (depreciation)	(14,901)
$1,471,354

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	1,460	$1,471	1.25%	-4.9%
12/31/2010	1.06	4	5	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	-4.6%
12/31/2010	1.06	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.75%	-4.4%
12/31/2010	1.06	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	-4.2%
12/31/2010	1.06	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	-3.9%
12/31/2010	1.06	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.00%	-3.7%
12/31/2010	1.06	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.0%
2010	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Retirement 2040 - R Class - 74149P887

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$977,807	$1,055,132	61,107
Receivables: investments sold	24,360
Payables: investments purchased	—
Net assets	$1,002,167

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$801,836	798,303	$1.00
Band 100	—	—	1.01
Band 75	—	—	1.01
Band 50	—	—	1.01
Band 25	—	—	1.02
Band 0	200,331	196,544	1.02
Total	$1,002,167	994,847

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$7,645
Mortality & expense charges	(6,171)
Net investment income (loss)	1,474

Gain (loss) on investments:
Net realized gain (loss)	(7,675)
Realized gain distributions	1,764
Net change in unrealized appreciation (depreciation)	(77,325)
Net gain (loss)	(83,236)

Increase (decrease) in net assets from operations	$(81,762)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,474	$—
Net realized gain (loss)	(7,675)	—
Realized gain distributions	1,764	—
Net change in unrealized appreciation (depreciation)	(77,325)	—

Increase (decrease) in net assets from operations	(81,762)	—

Contract owner transactions:
Proceeds from units sold	1,213,351	—
Cost of units redeemed	(128,292)	—
Account charges	(1,130)	—
Increase (decrease)	1,083,929	—
Net increase (decrease)	1,002,167	—
Net assets, beginning	—	—
Net assets, ending	$1,002,167	$—

Units sold	1,121,462	—
Units redeemed	(126,615)	—
Net increase (decrease)	994,847	—
Units outstanding, beginning	—	—
Units outstanding, ending	994,847	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,213,351
Cost of units redeemed/account charges	(129,422)
Net investment income (loss)	1,474
Net realized gain (loss)	(7,675)
Realized gain distributions	1,764
Net change in unrealized appreciation (depreciation)	(77,325)
$1,002,167

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	798	$802	1.25%	-5.2%
12/31/2010	1.06	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	-4.9%
12/31/2010	1.06	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.75%	-4.7%
12/31/2010	1.06	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.50%	-4.5%
12/31/2010	1.06	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	-4.2%
12/31/2010	1.06	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	197	$200	0.00%	-4.0%
12/31/2010	1.06	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.5%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Retirement 2045 - Advisor Class - 74149P622

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$408,766	$402,615	37,193
Receivables: investments sold	365
Payables: investments purchased	—
Net assets	$409,131

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$409,131	405,885	$1.01
Band 100	—	—	1.01
Band 75	—	—	1.01
Band 50	—	—	1.02
Band 25	—	—	1.02
Band 0	—	—	1.02
Total	$409,131	405,885

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$4,397
Mortality & expense charges	(221)
Net investment income (loss)	4,176

Gain (loss) on investments:
Net realized gain (loss)	3
Realized gain distributions	916
Net change in unrealized appreciation (depreciation)	6,151
Net gain (loss)	7,070

Increase (decrease) in net assets from operations	$11,246

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,176	$—
Net realized gain (loss)	3	—
Realized gain distributions	916	—
Net change in unrealized appreciation (depreciation)	6,151	—

Increase (decrease) in net assets from operations	11,246	—

Contract owner transactions:
Proceeds from units sold	397,885	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	397,885	—
Net increase (decrease)	409,131	—
Net assets, beginning	—	—
Net assets, ending	$409,131	$—

Units sold	405,885	—
Units redeemed	—	—
Net increase (decrease)	405,885	—
Units outstanding, beginning	—	—
Units outstanding, ending	405,885	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$397,885
Cost of units redeemed/account charges	—
Net investment income (loss)	4,176
Net realized gain (loss)	3
Realized gain distributions	916
Net change in unrealized appreciation (depreciation)	6,151
$409,131

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	406	$409	1.25%	-4.9%
12/31/2010	1.06	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	-4.6%
12/31/2010	1.06	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.75%	-4.4%
12/31/2010	1.06	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	-4.1%
12/31/2010	1.06	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	-3.9%
12/31/2010	1.06	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.00%	-3.7%
12/31/2010	1.06	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.1%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Retirement 2045 - R Class - 74149P614

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$440,197	$464,120	40,328
Receivables: investments sold	588
Payables: investments purchased	—
Net assets	$440,785

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$361,172	359,226	$1.01
Band 100	—	—	1.01
Band 75	—	—	1.01
Band 50	—	—	1.01
Band 25	—	—	1.02
Band 0	79,613	78,030	1.02
Total	$440,785	437,256

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$3,928
Mortality & expense charges	(2,591)
Net investment income (loss)	1,337

Gain (loss) on investments:
Net realized gain (loss)	(2,806)
Realized gain distributions	982
Net change in unrealized appreciation (depreciation)	(23,923)
Net gain (loss)	(25,747)

Increase (decrease) in net assets from operations	$(24,410)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,337	$—
Net realized gain (loss)	(2,806)	—
Realized gain distributions	982	—
Net change in unrealized appreciation (depreciation)	(23,923)	—

Increase (decrease) in net assets from operations	(24,410)	—

Contract owner transactions:
Proceeds from units sold	513,795	—
Cost of units redeemed	(47,291)	—
Account charges	(1,309)	—
Increase (decrease)	465,195	—
Net increase (decrease)	440,785	—
Net assets, beginning	—	—
Net assets, ending	$440,785	$—

Units sold	486,916	—
Units redeemed	(49,660)	—
Net increase (decrease)	437,256	—
Units outstanding, beginning	—	—
Units outstanding, ending	437,256	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$513,795
Cost of units redeemed/account charges	(48,600)
Net investment income (loss)	1,337
Net realized gain (loss)	(2,806)
Realized gain distributions	982
Net change in unrealized appreciation (depreciation)	(23,923)
$440,785

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	359	$361	1.25%	-5.1%
12/31/2010	1.06	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	-4.8%
12/31/2010	1.06	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.75%	-4.6%
12/31/2010	1.06	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.50%	-4.3%
12/31/2010	1.06	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	-4.1%
12/31/2010	1.06	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	78	$80	0.00%	-3.9%
12/31/2010	1.06	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.8%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Retirement 2050 - Advisor Class - 74149P739

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$104,628	$103,586	11,382
Receivables: investments sold	89
Payables: investments purchased	—
Net assets	$104,717

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$104,717	103,905	$1.01
Band 100	—	—	1.01
Band 75	—	—	1.01
Band 50	—	—	1.02
Band 25	—	—	1.02
Band 0	—	—	1.02
Total	$104,717	103,905

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,080
Mortality & expense charges	(49)
Net investment income (loss)	1,031

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	550
Net change in unrealized appreciation (depreciation)	1,042
Net gain (loss)	1,592

Increase (decrease) in net assets from operations	$2,623

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,031	$—
Net realized gain (loss)	—	—
Realized gain distributions	550	—
Net change in unrealized appreciation (depreciation)	1,042	—

Increase (decrease) in net assets from operations	2,623	—

Contract owner transactions:
Proceeds from units sold	102,094	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	102,094	—
Net increase (decrease)	104,717	—
Net assets, beginning	—	—
Net assets, ending	$104,717	$—

Units sold	103,905	—
Units redeemed	—	—
Net increase (decrease)	103,905	—
Units outstanding, beginning	—	—
Units outstanding, ending	103,905	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$102,094
Cost of units redeemed/account charges	—
Net investment income (loss)	1,031
Net realized gain (loss)	—
Realized gain distributions	550
Net change in unrealized appreciation (depreciation)	1,042
$104,717

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	104	$105	1.25%	-4.9%
12/31/2010	1.06	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	-4.6%
12/31/2010	1.06	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.75%	-4.4%
12/31/2010	1.06	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	-4.2%
12/31/2010	1.06	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	-3.9%
12/31/2010	1.06	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.00%	-3.7%
12/31/2010	1.06	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.1%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Retirement 2050 - R Class - 74149P721

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$302,689	$317,669	34,758
Receivables: investments sold	15,350
Payables: investments purchased	—
Net assets	$318,039

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$260,720	259,489	$1.00
Band 100	—	—	1.01
Band 75	—	—	1.01
Band 50	—	—	1.01
Band 25	—	—	1.02
Band 0	57,319	56,217	1.02
Total	$318,039	315,706

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,579
Mortality & expense charges	(1,443)
Net investment income (loss)	1,136

Gain (loss) on investments:
Net realized gain (loss)	(1,003)
Realized gain distributions	1,644
Net change in unrealized appreciation (depreciation)	(14,980)
Net gain (loss)	(14,339)

Increase (decrease) in net assets from operations	$(13,203)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,136	$—
Net realized gain (loss)	(1,003)	—
Realized gain distributions	1,644	—
Net change in unrealized appreciation (depreciation)	(14,980)	—

Increase (decrease) in net assets from operations	(13,203)	—

Contract owner transactions:
Proceeds from units sold	356,862	—
Cost of units redeemed	(25,206)	—
Account charges	(414)	—
Increase (decrease)	331,242	—
Net increase (decrease)	318,039	—
Net assets, beginning	—	—
Net assets, ending	$318,039	$—

Units sold	341,919	—
Units redeemed	(26,213)	—
Net increase (decrease)	315,706	—
Units outstanding, beginning	—	—
Units outstanding, ending	315,706	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$356,862
Cost of units redeemed/account charges	(25,620)
Net investment income (loss)	1,136
Net realized gain (loss)	(1,003)
Realized gain distributions	1,644
Net change in unrealized appreciation (depreciation)	(14,980)
$318,039

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.00	259	$261	1.25%	-5.1%
12/31/2010	1.06	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	-4.9%
12/31/2010	1.06	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.75%	-4.6%
12/31/2010	1.06	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.50%	-4.4%
12/31/2010	1.06	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	-4.1%
12/31/2010	1.06	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	56	$57	0.00%	-3.9%
12/31/2010	1.06	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.6%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Retirement 2055 - Advisor Class - 74149P598

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$11,345	$11,232	1,245
Receivables: investments sold	16
Payables: investments purchased	—
Net assets	$11,361

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$11,361	11,259	$1.01
Band 100	—	—	1.01
Band 75	—	—	1.01
Band 50	—	—	1.02
Band 25	—	—	1.02
Band 0	—	—	1.02
Total	$11,361	11,259

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$110
Mortality & expense charges	(5)
Net investment income (loss)	105

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	68
Net change in unrealized appreciation (depreciation)	113
Net gain (loss)	181

Increase (decrease) in net assets from operations	$286

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$105	$—
Net realized gain (loss)	—	—
Realized gain distributions	68	—
Net change in unrealized appreciation (depreciation)	113	—

Increase (decrease) in net assets from operations	286	—

Contract owner transactions:
Proceeds from units sold	11,075	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	11,075	—
Net increase (decrease)	11,361	—
Net assets, beginning	—	—
Net assets, ending	$11,361	$—

Units sold	11,259	—
Units redeemed	—	—
Net increase (decrease)	11,259	—
Units outstanding, beginning	—	—
Units outstanding, ending	11,259	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$11,075
Cost of units redeemed/account charges	—
Net investment income (loss)	105
Net realized gain (loss)	—
Realized gain distributions	68
Net change in unrealized appreciation (depreciation)	113
$11,361

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	11	$11	1.25%	-4.8%
12/31/2010	1.06	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	-4.5%
12/31/2010	1.06	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.75%	-4.3%
12/31/2010	1.06	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.50%	-4.0%
12/31/2010	1.06	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	-3.8%
12/31/2010	1.06	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.00%	-3.6%
12/31/2010	1.06	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.9%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Retirement 2055 - R Class - 74149P580

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$47,583	$47,822	5,233
Receivables: investments sold	38
Payables: investments purchased	—
Net assets	$47,621

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$47,414	47,139	$1.01
Band 100	—	—	1.01
Band 75	—	—	1.01
Band 50	—	—	1.01
Band 25	—	—	1.02
Band 0	207	203	1.02
Total	$47,621	47,342

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$410
Mortality & expense charges	(128)
Net investment income (loss)	282

Gain (loss) on investments:
Net realized gain (loss)	(5)
Realized gain distributions	287
Net change in unrealized appreciation (depreciation)	(239)
Net gain (loss)	43

Increase (decrease) in net assets from operations	$325

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$282	$—
Net realized gain (loss)	(5)	—
Realized gain distributions	287	—
Net change in unrealized appreciation (depreciation)	(239)	—

Increase (decrease) in net assets from operations	325	—

Contract owner transactions:
Proceeds from units sold	47,296	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	47,296	—
Net increase (decrease)	47,621	—
Net assets, beginning	—	—
Net assets, ending	$47,621	$—

Units sold	47,342	—
Units redeemed	—	—
Net increase (decrease)	47,342	—
Units outstanding, beginning	—	—
Units outstanding, ending	47,342	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$47,296
Cost of units redeemed/account charges	—
Net investment income (loss)	282
Net realized gain (loss)	(5)
Realized gain distributions	287
Net change in unrealized appreciation (depreciation)	(239)
$47,621

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	47	$47	1.25%	-5.0%
12/31/2010	1.06	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	1.00%	-4.7%
12/31/2010	1.06	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.75%	-4.5%
12/31/2010	1.06	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.01	0	$0	0.50%	-4.3%
12/31/2010	1.06	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.25%	-4.0%
12/31/2010	1.06	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.00%	-3.8%
12/31/2010	1.06	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.7%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Retirement Income - Advisor Class - 74149P820

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$96,232	$95,050	7,428
Receivables: investments sold	—
Payables: investments purchased	(35)
Net assets	$96,197

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$96,197	94,381	$1.02
Band 100	—	—	1.02
Band 75	—	—	1.03
Band 50	—	—	1.03
Band 25	—	—	1.03
Band 0	—	—	1.03
Total	$96,197	94,381

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$222
Mortality & expense charges	(108)
Net investment income (loss)	114

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	147
Net change in unrealized appreciation (depreciation)	1,182
Net gain (loss)	1,329

Increase (decrease) in net assets from operations	$1,443

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$114	$—
Net realized gain (loss)	—	—
Realized gain distributions	147	—
Net change in unrealized appreciation (depreciation)	1,182	—

Increase (decrease) in net assets from operations	1,443	—

Contract owner transactions:
Proceeds from units sold	94,867	—
Cost of units redeemed	(113)	—
Account charges	—	—
Increase (decrease)	94,754	—
Net increase (decrease)	96,197	—
Net assets, beginning	—	—
Net assets, ending	$96,197	$—

Units sold	94,492	—
Units redeemed	(111)	—
Net increase (decrease)	94,381	—
Units outstanding, beginning	—	—
Units outstanding, ending	94,381	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$94,867
Cost of units redeemed/account charges	(113)
Net investment income (loss)	114
Net realized gain (loss)	—
Realized gain distributions	147
Net change in unrealized appreciation (depreciation)	1,182
$96,197

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	94	$96	1.25%	-0.1%
12/31/2010	1.02	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	0.1%
12/31/2010	1.02	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.75%	0.4%
12/31/2010	1.02	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.50%	0.6%
12/31/2010	1.02	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.25%	0.9%
12/31/2010	1.02	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.00%	1.1%
12/31/2010	1.02	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.5%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

T. Rowe Price Retirement Income - R Class - 74149P879

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$325,004	$337,644	27,529
Receivables: investments sold	31,223
Payables: investments purchased	—
Net assets	$356,227

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$356,227	350,527	$1.02
Band 100	—	—	1.02
Band 75	—	—	1.02
Band 50	—	—	1.03
Band 25	—	—	1.03
Band 0	—	—	1.03
Total	$356,227	350,527

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$3,772
Mortality & expense charges	(2,138)
Net investment income (loss)	1,634

Gain (loss) on investments:
Net realized gain (loss)	(98)
Realized gain distributions	498
Net change in unrealized appreciation (depreciation)	(12,640)
Net gain (loss)	(12,240)

Increase (decrease) in net assets from operations	$(10,606)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,634	$—
Net realized gain (loss)	(98)	—
Realized gain distributions	498	—
Net change in unrealized appreciation (depreciation)	(12,640)	—

Increase (decrease) in net assets from operations	(10,606)	—

Contract owner transactions:
Proceeds from units sold	368,419	—
Cost of units redeemed	(1,540)	—
Account charges	(46)	—
Increase (decrease)	366,833	—
Net increase (decrease)	356,227	—
Net assets, beginning	—	—
Net assets, ending	$356,227	$—

Units sold	356,461	—
Units redeemed	(5,934)	—
Net increase (decrease)	350,527	—
Units outstanding, beginning	—	—
Units outstanding, ending	350,527	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$368,419
Cost of units redeemed/account charges	(1,586)
Net investment income (loss)	1,634
Net realized gain (loss)	(98)
Realized gain distributions	498
Net change in unrealized appreciation (depreciation)	(12,640)
$356,227

* Date of Fund Inception into Variable Account: 10/29/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	351	$356	1.25%	-0.4%
12/31/2010	1.02	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	1.00%	-0.1%
12/31/2010	1.02	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.02	0	$0	0.75%	0.1%
12/31/2010	1.02	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.50%	0.4%
12/31/2010	1.02	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.25%	0.6%
12/31/2010	1.02	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.03	0	$0	0.00%	0.9%
12/31/2010	1.02	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.1%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Thornburg Core Growth - R3 Class - 885215517

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,360,589	$1,141,963	86,216
Receivables: investments sold	—
Payables: investments purchased	(89)
Net assets	$1,360,500

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,348,820	1,136,037	$1.19
Band 100	—	—	1.21
Band 75	—	—	1.23
Band 50	—	—	1.25
Band 25	—	—	1.27
Band 0	11,680	9,008	1.30
Total	$1,360,500	1,145,045

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(20,726)
Net investment income (loss)	(20,726)

Gain (loss) on investments:
Net realized gain (loss)	(40,696)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	43,588
Net gain (loss)	2,892

Increase (decrease) in net assets from operations	$(17,834)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(20,726)	$(27,250)
Net realized gain (loss)	(40,696)	(316,240)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	43,588	522,366

Increase (decrease) in net assets from operations	(17,834)	178,876

Contract owner transactions:
Proceeds from units sold	384,117	382,643
Cost of units redeemed	(1,104,955)	(799,172)
Account charges	(1,979)	(1,973)
Increase (decrease)	(722,817)	(418,502)
Net increase (decrease)	(740,651)	(239,626)
Net assets, beginning	2,101,151	2,340,777
Net assets, ending	$1,360,500	$2,101,151

Units sold	316,350	473,726
Units redeemed	(939,931)	(842,533)
Net increase (decrease)	(623,581)	(368,807)
Units outstanding, beginning	1,768,626	2,137,433
Units outstanding, ending	1,145,045	1,768,626

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$15,092,161
Cost of units redeemed/account charges	(13,977,871)
Net investment income (loss)	(225,276)
Net realized gain (loss)	246,306
Realized gain distributions	6,554
Net change in unrealized appreciation (depreciation)	218,626
$1,360,500

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	1,136	$1,349	1.25%	0.0%
12/31/2010	1.19	1,749	2,076	1.25%	8.4%
12/31/2009	1.09	2,123	2,324	1.25%	43.6%
12/31/2008	0.76	1,886	1,438	1.25%	-51.6%
12/31/2007	1.58	1,565	2,466	1.25%	9.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	1.00%	0.3%
12/31/2010	1.21	0	0	1.00%	8.7%
12/31/2009	1.11	0	0	1.00%	43.9%
12/31/2008	0.77	0	0	1.00%	-51.5%
12/31/2007	1.59	0	0	1.00%	10.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.23	0	$0	0.75%	0.5%
12/31/2010	1.22	0	0	0.75%	9.0%
12/31/2009	1.12	0	0	0.75%	44.3%
12/31/2008	0.78	0	0	0.75%	-51.4%
12/31/2007	1.60	0	0	0.75%	10.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.25	0	$0	0.50%	0.8%
12/31/2010	1.24	0	0	0.50%	9.2%
12/31/2009	1.14	0	0	0.50%	44.7%
12/31/2008	0.79	0	0	0.50%	-51.2%
12/31/2007	1.61	0	0	0.50%	10.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.27	0	$0	0.25%	1.0%
12/31/2010	1.26	0	0	0.25%	9.5%
12/31/2009	1.15	0	0	0.25%	45.0%
12/31/2008	0.79	0	0	0.25%	-51.1%
12/31/2007	1.62	0	0	0.25%	11.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	9	$12	0.00%	1.3%
12/31/2010	1.28	20	26	0.00%	9.8%
12/31/2009	1.17	14	17	0.00%	45.4%
12/31/2008	0.80	178	143	0.00%	-51.0%
12/31/2007	1.64	207	339	0.00%	11.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Thornburg Core Growth - R5 Class - 885215350

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$4,234,217	$3,428,982	256,924
Receivables: investments sold	—
Payables: investments purchased	(12,942)
Net assets	$4,221,275

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$4,221,275	5,363,789	$0.79
Band 100	—	—	0.80
Band 75	—	—	0.81
Band 50	—	—	0.81
Band 25	—	—	0.82
Band 0	—	—	0.83
Total	$4,221,275	5,363,789

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(64,973)
Net investment income (loss)	(64,973)

Gain (loss) on investments:
Net realized gain (loss)	(43,348)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	237,062
Net gain (loss)	193,714

Increase (decrease) in net assets from operations	$128,741

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(64,973)	$(92,363)
Net realized gain (loss)	(43,348)	(984,591)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	237,062	1,662,226

Increase (decrease) in net assets from operations	128,741	585,272

Contract owner transactions:
Proceeds from units sold	991,294	1,684,271
Cost of units redeemed	(3,575,769)	(3,274,034)
Account charges	(994)	(1,322)
Increase (decrease)	(2,585,469)	(1,591,085)
Net increase (decrease)	(2,456,728)	(1,005,813)
Net assets, beginning	6,678,003	7,683,816
Net assets, ending	$4,221,275	$6,678,003

Units sold	1,262,690	2,540,517
Units redeemed	(4,429,700)	(4,704,069)
Net increase (decrease)	(3,167,010)	(2,163,552)
Units outstanding, beginning	8,530,799	10,694,351
Units outstanding, ending	5,363,789	8,530,799

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$17,288,772
Cost of units redeemed/account charges	(10,848,260)
Net investment income (loss)	(336,054)
Net realized gain (loss)	(2,688,583)
Realized gain distributions	165
Net change in unrealized appreciation (depreciation)	805,235
$4,221,275

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.79	5,364	$4,221	1.25%	0.5%
12/31/2010	0.78	8,531	6,678	1.25%	9.0%
12/31/2009	0.72	10,694	7,684	1.25%	44.3%
12/31/2008	0.50	10,171	5,063	1.25%	-51.4%
12/31/2007	1.02	7,443	7,620	1.25%	2.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	0	$0	1.00%	0.8%
12/31/2010	0.79	0	0	1.00%	9.2%
12/31/2009	0.72	0	0	1.00%	44.7%
12/31/2008	0.50	0	0	1.00%	-51.3%
12/31/2007	1.03	0	0	1.00%	2.5%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	0	$0	0.75%	1.0%
12/31/2010	0.80	0	0	0.75%	9.5%
12/31/2009	0.73	0	0	0.75%	45.1%
12/31/2008	0.50	0	0	0.75%	-51.1%
12/31/2007	1.03	0	0	0.75%	2.7%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	0	$0	0.50%	1.3%
12/31/2010	0.80	0	0	0.50%	9.8%
12/31/2009	0.73	0	0	0.50%	45.4%
12/31/2008	0.50	0	0	0.50%	-51.0%
12/31/2007	1.03	0	0	0.50%	2.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	0.25%	1.5%
12/31/2010	0.81	0	0	0.25%	10.0%
12/31/2009	0.74	0	0	0.25%	45.8%
12/31/2008	0.51	0	0	0.25%	-50.9%
12/31/2007	1.03	0	0	0.25%	3.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	0.00%	1.8%
12/31/2010	0.82	0	0	0.00%	10.3%
12/31/2009	0.74	0	0	0.00%	46.2%
12/31/2008	0.51	0	0	0.00%	-50.8%
12/31/2007	1.03	0	0	0.00%	3.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Thornburg International Value - R3 Class - 885215525

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$8,843,031	$9,166,246	369,778
Receivables: investments sold	61,224
Payables: investments purchased	—
Net assets	$8,904,255

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$8,155,538	6,055,133	$1.35
Band 100	143,861	104,945	1.37
Band 75	—	—	1.40
Band 50	1,975	1,391	1.42
Band 25	—	—	1.45
Band 0	602,881	409,865	1.47
Total	$8,904,255	6,571,334

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$79,348
Mortality & expense charges	(107,558)
Net investment income (loss)	(28,210)

Gain (loss) on investments:
Net realized gain (loss)	(335,357)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,088,487)
Net gain (loss)	(1,423,844)

Increase (decrease) in net assets from operations	$(1,452,054)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(28,210)	$(42,810)
Net realized gain (loss)	(335,357)	(233,300)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,088,487)	1,244,087

Increase (decrease) in net assets from operations	(1,452,054)	967,977

Contract owner transactions:
Proceeds from units sold	4,384,243	3,354,262
Cost of units redeemed	(2,668,695)	(1,772,691)
Account charges	(6,266)	(4,684)
Increase (decrease)	1,709,282	1,576,887
Net increase (decrease)	257,228	2,544,864
Net assets, beginning	8,647,027	6,102,163
Net assets, ending	$8,904,255	$8,647,027

Units sold	2,960,264	2,415,826
Units redeemed	(1,848,261)	(1,282,544)
Net increase (decrease)	1,112,003	1,133,282
Units outstanding, beginning	5,459,331	4,326,049
Units outstanding, ending	6,571,334	5,459,331

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$23,638,132
Cost of units redeemed/account charges	(15,434,447)
Net investment income (loss)	(124,025)
Net realized gain (loss)	308,332
Realized gain distributions	839,478
Net change in unrealized appreciation (depreciation)	(323,215)
$8,904,255

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.35	6,055	$8,156	1.25%	-14.5%
12/31/2010	1.58	5,036	7,938	1.25%	12.2%
12/31/2009	1.40	3,967	5,573	1.25%	29.6%
12/31/2008	1.08	3,191	3,459	1.25%	-42.7%
12/31/2007	1.89	2,035	3,849	1.25%	25.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	105	$144	1.00%	-14.3%
12/31/2010	1.60	92	147	1.00%	12.5%
12/31/2009	1.42	103	147	1.00%	29.9%
12/31/2008	1.10	72	79	1.00%	-42.5%
12/31/2007	1.91	43	82	1.00%	26.2%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	0	$0	0.75%	-14.1%
12/31/2010	1.62	0	0	0.75%	12.8%
12/31/2009	1.44	0	0	0.75%	30.2%
12/31/2008	1.11	0	0	0.75%	-42.4%
12/31/2007	1.92	0	0	0.75%	26.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.42	1	$2	0.50%	-13.9%
12/31/2010	1.65	1	2	0.50%	13.0%
12/31/2009	1.46	0	0	0.50%	30.6%
12/31/2008	1.12	0	0	0.50%	-42.3%
12/31/2007	1.94	0	0	0.50%	26.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.45	0	$0	0.25%	-13.7%
12/31/2010	1.67	0	0	0.25%	13.3%
12/31/2009	1.48	0	0	0.25%	30.9%
12/31/2008	1.13	0	0	0.25%	-42.1%
12/31/2007	1.95	0	0	0.25%	27.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.47	410	$603	0.00%	-13.5%
12/31/2010	1.70	329	560	0.00%	13.6%
12/31/2009	1.50	256	383	0.00%	31.2%
12/31/2008	1.14	241	274	0.00%	-42.0%
12/31/2007	1.96	231	453	0.00%	27.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.9%
2010	0.5%
2009	0.8%
2008	1.3%
2007	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Thornburg International Value - R5 Class - 885215368

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$12,954,808	$14,327,957	539,381
Receivables: investments sold	281,624
Payables: investments purchased	—
Net assets	$13,236,432

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$12,522,149	15,120,866	$0.83
Band 100	—	—	0.84
Band 75	—	—	0.85
Band 50	—	—	0.86
Band 25	—	—	0.87
Band 0	714,283	814,258	0.88
Total	$13,236,432	15,935,124

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$194,820
Mortality & expense charges	(167,341)
Net investment income (loss)	27,479

Gain (loss) on investments:
Net realized gain (loss)	(607,692)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,702,950)
Net gain (loss)	(2,310,642)

Increase (decrease) in net assets from operations	$(2,283,163)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$27,479	$(13,197)
Net realized gain (loss)	(607,692)	(348,186)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,702,950)	1,708,740

Increase (decrease) in net assets from operations	(2,283,163)	1,347,357

Contract owner transactions:
Proceeds from units sold	5,372,204	7,739,842
Cost of units redeemed	(3,560,131)	(4,359,620)
Account charges	(4,442)	(4,077)
Increase (decrease)	1,807,631	3,376,145
Net increase (decrease)	(475,532)	4,723,502
Net assets, beginning	13,711,964	8,988,462
Net assets, ending	$13,236,432	$13,711,964

Units sold	5,753,045	8,589,347
Units redeemed	(3,976,928)	(4,912,114)
Net increase (decrease)	1,776,117	3,677,233
Units outstanding, beginning	14,159,007	10,481,774
Units outstanding, ending	15,935,124	14,159,007

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$30,685,800
Cost of units redeemed/account charges	(13,852,132)
Net investment income (loss)	41,685
Net realized gain (loss)	(2,301,563)
Realized gain distributions	35,791
Net change in unrealized appreciation (depreciation)	(1,373,149)
$13,236,432

* Date of Fund Inception into Variable Account: 5/24/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	15,121	$12,522	1.25%	-14.1%
12/31/2010	0.96	12,712	12,259	1.25%	12.7%
12/31/2009	0.86	9,790	8,381	1.25%	30.3%
12/31/2008	0.66	9,479	6,230	1.25%	-42.4%
12/31/2007	1.14	10,108	11,537	1.25%	14.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	1.00%	-13.9%
12/31/2010	0.97	0	0	1.00%	12.9%
12/31/2009	0.86	0	0	1.00%	30.6%
12/31/2008	0.66	0	0	1.00%	-42.3%
12/31/2007	1.14	0	0	1.00%	14.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.85	0	$0	0.75%	-13.7%
12/31/2010	0.98	0	0	0.75%	13.2%
12/31/2009	0.87	0	0	0.75%	30.9%
12/31/2008	0.66	0	0	0.75%	-42.1%
12/31/2007	1.14	0	0	0.75%	14.5%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.86	0	$0	0.50%	-13.5%
12/31/2010	0.99	0	0	0.50%	13.5%
12/31/2009	0.87	0	0	0.50%	31.2%
12/31/2008	0.67	0	0	0.50%	-42.0%
12/31/2007	1.15	0	0	0.50%	14.7%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.87	0	$0	0.25%	-13.3%
12/31/2010	1.00	837	837	0.25%	13.8%
12/31/2009	0.88	692	608	0.25%	31.6%
12/31/2008	0.67	462	308	0.25%	-41.8%
12/31/2007	1.15	0	0	0.25%	14.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.88	814	$714	0.00%	-13.1%
12/31/2010	1.01	610	615	0.00%	14.1%
12/31/2009	0.88	0	0	0.00%	31.9%
12/31/2008	0.67	4	3	0.00%	-41.7%
12/31/2007	1.15	0	0	0.00%	15.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	0.9%
2009	1.0%
2008	1.6%
2007	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Thornburg Invest Income Builder - R3 Class - 885215384

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$165,382	$170,315	9,233
Receivables: investments sold	181
Payables: investments purchased	—
Net assets	$165,563

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$165,563	145,521	$1.14
Band 100	—	—	1.14
Band 75	—	—	1.15
Band 50	—	—	1.15
Band 25	—	—	1.16
Band 0	—	—	1.16
Total	$165,563	145,521

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$5,575
Mortality & expense charges	(1,039)
Net investment income (loss)	4,536

Gain (loss) on investments:
Net realized gain (loss)	92
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(5,109)
Net gain (loss)	(5,017)

Increase (decrease) in net assets from operations	$(481)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,536	$156
Net realized gain (loss)	92	142
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(5,109)	176

Increase (decrease) in net assets from operations	(481)	474

Contract owner transactions:
Proceeds from units sold	155,059	26,408
Cost of units redeemed	(10,379)	(5,473)
Account charges	(45)	—
Increase (decrease)	144,635	20,935
Net increase (decrease)	144,154	21,409
Net assets, beginning	21,409	—
Net assets, ending	$165,563	$21,409

Units sold	136,067	23,522
Units redeemed	(9,144)	(4,924)
Net increase (decrease)	126,923	18,598
Units outstanding, beginning	18,598	—
Units outstanding, ending	145,521	18,598

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$181,467
Cost of units redeemed/account charges	(15,897)
Net investment income (loss)	4,692
Net realized gain (loss)	234
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(4,933)
$165,563

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	146	$166	1.25%	-1.2%
12/31/2010	1.15	19	21	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	1.00%	-0.9%
12/31/2010	1.15	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.75%	-0.7%
12/31/2010	1.15	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.50%	-0.4%
12/31/2010	1.16	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.25%	-0.2%
12/31/2010	1.16	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.00%	0.1%
12/31/2010	1.16	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	6.0%
2010	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Thornburg Invest Income Builder-R5Class-885215236 (Unaudited)

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$—	$—	—
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$—

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$—	—	$1.15
Band 100	—	—	1.15
Band 75	—	—	1.16
Band 50	—	—	1.16
Band 25	—	—	1.17
Band 0	—	—	1.17
Total	$—	—

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	—
Net investment income (loss)	—

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	—

Increase (decrease) in net assets from operations	$—

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$—	$—
Net realized gain (loss)	—	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	—	—

Contract owner transactions:
Proceeds from units sold	—	—
Cost of units redeemed	—	—
Account charges	—	—
Increase (decrease)	—	—
Net increase (decrease)	—	—
Net assets, beginning	—	—
Net assets, ending	$—	$—

Units sold	—	—
Units redeemed	—	—
Net increase (decrease)	—	—
Units outstanding, beginning	—	—
Units outstanding, ending	—	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$—
Cost of units redeemed/account charges	—
Net investment income (loss)	—
Net realized gain (loss)	—
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	—
$—

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	1.25%	-0.7%
12/31/2010	1.15	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	1.00%	-0.4%
12/31/2010	1.16	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.75%	-0.2%
12/31/2010	1.16	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.50%	0.1%
12/31/2010	1.16	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	0.25%	0.3%
12/31/2010	1.16	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	0.00%	0.6%
12/31/2010	1.16	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Thornburg Limited Term Income - R3 Class - 885215483

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,469,578	$3,473,152	268,062
Receivables: investments sold	74,209
Payables: investments purchased	—
Net assets	$3,543,787

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$3,412,725	2,671,637	$1.28
Band 100	1,178	906	1.30
Band 75	—	—	1.32
Band 50	—	—	1.34
Band 25	—	—	1.37
Band 0	129,884	93,105	1.40
Total	$3,543,787	2,765,648

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$102,408
Mortality & expense charges	(35,839)
Net investment income (loss)	66,569

Gain (loss) on investments:
Net realized gain (loss)	28,291
Realized gain distributions	22,661
Net change in unrealized appreciation (depreciation)	(11,588)
Net gain (loss)	39,364

Increase (decrease) in net assets from operations	$105,933

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$66,569	$96,913
Net realized gain (loss)	28,291	261,266
Realized gain distributions	22,661	8,082
Net change in unrealized appreciation (depreciation)	(11,588)	(154,592)

Increase (decrease) in net assets from operations	105,933	211,669

Contract owner transactions:
Proceeds from units sold	2,071,712	2,109,550
Cost of units redeemed	(1,366,563)	(3,587,532)
Account charges	(3,803)	(18,235)
Increase (decrease)	701,346	(1,496,217)
Net increase (decrease)	807,279	(1,284,548)
Net assets, beginning	2,736,508	4,021,056
Net assets, ending	$3,543,787	$2,736,508

Units sold	1,677,110	1,774,007
Units redeemed	(1,122,895)	(2,993,066)
Net increase (decrease)	554,215	(1,219,059)
Units outstanding, beginning	2,211,433	3,430,492
Units outstanding, ending	2,765,648	2,211,433

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$11,841,357
Cost of units redeemed/account charges	(8,987,674)
Net investment income (loss)	432,748
Net realized gain (loss)	230,187
Realized gain distributions	30,743
Net change in unrealized appreciation (depreciation)	(3,574)
$3,543,787

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	2,672	$3,413	1.25%	3.8%
12/31/2010	1.23	2,067	2,545	1.25%	5.0%
12/31/2009	1.17	3,430	4,021	1.25%	15.0%
12/31/2008	1.02	2,648	2,698	1.25%	-4.7%
12/31/2007	1.07	2,568	2,745	1.25%	4.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	1	$1	1.00%	4.0%
12/31/2010	1.25	1	1	1.00%	5.3%
12/31/2009	1.19	0	0	1.00%	15.3%
12/31/2008	1.03	1	1	1.00%	-4.4%
12/31/2007	1.08	0	0	1.00%	4.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	0.75%	4.3%
12/31/2010	1.27	0	0	0.75%	5.6%
12/31/2009	1.20	0	0	0.75%	15.6%
12/31/2008	1.04	0	0	0.75%	-4.2%
12/31/2007	1.09	0	0	0.75%	5.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.34	0	$0	0.50%	4.5%
12/31/2010	1.29	0	0	0.50%	5.8%
12/31/2009	1.21	0	0	0.50%	15.9%
12/31/2008	1.05	0	0	0.50%	-4.0%
12/31/2007	1.09	0	0	0.50%	5.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.37	0	$0	0.25%	4.8%
12/31/2010	1.31	0	0	0.25%	6.1%
12/31/2009	1.23	0	0	0.25%	16.2%
12/31/2008	1.06	0	0	0.25%	-3.7%
12/31/2007	1.10	0	0	0.25%	5.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.40	93	$130	0.00%	5.1%
12/31/2010	1.33	143	190	0.00%	6.4%
12/31/2009	1.25	0	0	0.00%	16.5%
12/31/2008	1.07	0	0	0.00%	-3.5%
12/31/2007	1.11	0	0	0.00%	5.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.3%
2010	4.2%
2009	4.4%
2008	5.1%
2007	5.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Thornburg Limited Term U.S. Government - R3 Class - 885215491

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$234,774	$233,116	16,949
Receivables: investments sold	—
Payables: investments purchased	(23)
Net assets	$234,751

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$234,751	193,611	$1.21
Band 100	—	—	1.23
Band 75	—	—	1.26
Band 50	—	—	1.28
Band 25	—	—	1.30
Band 0	—	—	1.32
Total	$234,751	193,611

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$7,271
Mortality & expense charges	(3,371)
Net investment income (loss)	3,900

Gain (loss) on investments:
Net realized gain (loss)	941
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	1,516
Net gain (loss)	2,457

Increase (decrease) in net assets from operations	$6,357

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,900	$6,221
Net realized gain (loss)	941	3,068
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	1,516	(9)

Increase (decrease) in net assets from operations	6,357	9,280

Contract owner transactions:
Proceeds from units sold	11,363	14,965
Cost of units redeemed	(94,514)	(215,892)
Account charges	(110)	(118)
Increase (decrease)	(83,261)	(201,045)
Net increase (decrease)	(76,904)	(191,765)
Net assets, beginning	311,655	503,420
Net assets, ending	$234,751	$311,655

Units sold	9,474	12,582
Units redeemed	(79,110)	(183,735)
Net increase (decrease)	(69,636)	(171,153)
Units outstanding, beginning	263,247	434,400
Units outstanding, ending	193,611	263,247

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,244,117
Cost of units redeemed/account charges	(1,053,197)
Net investment income (loss)	26,537
Net realized gain (loss)	13,439
Realized gain distributions	2,197
Net change in unrealized appreciation (depreciation)	1,658
$234,751

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	194	$235	1.25%	2.4%
12/31/2010	1.18	263	312	1.25%	2.2%
12/31/2009	1.16	434	503	1.25%	2.6%
12/31/2008	1.13	354	400	1.25%	5.4%
12/31/2007	1.07	109	116	1.25%	5.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.23	0	$0	1.00%	2.7%
12/31/2010	1.20	0	0	1.00%	2.4%
12/31/2009	1.17	0	0	1.00%	2.8%
12/31/2008	1.14	0	0	1.00%	5.6%
12/31/2007	1.08	0	0	1.00%	5.7%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.26	0	$0	0.75%	2.9%
12/31/2010	1.22	0	0	0.75%	2.7%
12/31/2009	1.19	0	0	0.75%	3.1%
12/31/2008	1.15	0	0	0.75%	5.9%
12/31/2007	1.09	0	0	0.75%	5.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.28	0	$0	0.50%	3.2%
12/31/2010	1.24	0	0	0.50%	2.9%
12/31/2009	1.20	0	0	0.50%	3.4%
12/31/2008	1.16	0	0	0.50%	6.2%
12/31/2007	1.10	0	0	0.50%	6.2%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.30	0	$0	0.25%	3.4%
12/31/2010	1.26	0	0	0.25%	3.2%
12/31/2009	1.22	0	0	0.25%	3.6%
12/31/2008	1.18	0	0	0.25%	6.4%
12/31/2007	1.11	0	0	0.25%	6.5%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.32	0	$0	0.00%	3.7%
12/31/2010	1.28	0	0	0.00%	3.4%
12/31/2009	1.23	0	0	0.00%	3.9%
12/31/2008	1.19	0	0	0.00%	6.7%
12/31/2007	1.11	0	0	0.00%	6.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.7%
2010	2.7%
2009	4.1%
2008	2.4%
2007	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Thornburg Value - R3 Class - 885215533

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$1,357,585	$1,476,032	46,750
Receivables: investments sold	2,395
Payables: investments purchased	—
Net assets	$1,359,980

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$1,188,717	1,134,316	$1.05
Band 100	—	—	1.07
Band 75	—	—	1.09
Band 50	—	—	1.10
Band 25	—	—	1.12
Band 0	171,263	149,638	1.14
Total	$1,359,980	1,283,954

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(22,129)
Net investment income (loss)	(22,129)

Gain (loss) on investments:
Net realized gain (loss)	324,426
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(503,155)
Net gain (loss)	(178,729)

Increase (decrease) in net assets from operations	$(200,858)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(22,129)	$(19,391)
Net realized gain (loss)	324,426	(44,594)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(503,155)	227,631

Increase (decrease) in net assets from operations	(200,858)	163,646

Contract owner transactions:
Proceeds from units sold	103,066	1,044,277
Cost of units redeemed	(792,224)	(411,900)
Account charges	(537)	(633)
Increase (decrease)	(689,695)	631,744
Net increase (decrease)	(890,553)	795,390
Net assets, beginning	2,250,533	1,455,143
Net assets, ending	$1,359,980	$2,250,533

Units sold	601,167	934,714
Units redeemed	(1,145,546)	(381,675)
Net increase (decrease)	(544,379)	553,039
Units outstanding, beginning	1,828,333	1,275,294
Units outstanding, ending	1,283,954	1,828,333

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$4,463,886
Cost of units redeemed/account charges	(2,873,668)
Net investment income (loss)	(45,750)
Net realized gain (loss)	(170,369)
Realized gain distributions	104,328
Net change in unrealized appreciation (depreciation)	(118,447)
$1,359,980

* Date of Fund Inception into Variable Account: 12/13/2004

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.05	1,134	$1,189	1.25%	-14.6%
12/31/2010	1.23	1,749	2,146	1.25%	7.8%
12/31/2009	1.14	1,227	1,396	1.25%	43.3%
12/31/2008	0.79	988	784	1.25%	-42.3%
12/31/2007	1.38	793	1,092	1.25%	4.6%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.07	0	$0	1.00%	-14.4%
12/31/2010	1.25	0	0	1.00%	8.0%
12/31/2009	1.15	0	0	1.00%	43.7%
12/31/2008	0.80	0	0	1.00%	-42.2%
12/31/2007	1.39	0	0	1.00%	4.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	0.75%	-14.1%
12/31/2010	1.26	0	0	0.75%	8.3%
12/31/2009	1.17	0	0	0.75%	44.0%
12/31/2008	0.81	0	0	0.75%	-42.0%
12/31/2007	1.40	0	0	0.75%	5.1%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.50%	-13.9%
12/31/2010	1.28	0	0	0.50%	8.6%
12/31/2009	1.18	0	0	0.50%	44.4%
12/31/2008	0.82	0	0	0.50%	-41.9%
12/31/2007	1.41	0	0	0.50%	5.4%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.12	0	$0	0.25%	-13.7%
12/31/2010	1.30	0	0	0.25%	8.9%
12/31/2009	1.20	0	0	0.25%	44.8%
12/31/2008	0.83	0	0	0.25%	-41.7%
12/31/2007	1.42	0	0	0.25%	5.7%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	150	$171	0.00%	-13.5%
12/31/2010	1.32	79	105	0.00%	9.1%
12/31/2009	1.21	48	59	0.00%	45.1%
12/31/2008	0.84	61	51	0.00%	-41.6%
12/31/2007	1.43	54	77	0.00%	5.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.2%
2009	1.5%
2008	0.9%
2007	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

TIAA-CREF Bond Index - R Class - 87245M855

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$71,793	$69,927	6,622
Receivables: investments sold	—
Payables: investments purchased	(266)
Net assets	$71,527

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$71,527	66,044	$1.08
Band 100	—	—	1.09
Band 75	—	—	1.09
Band 50	—	—	1.10
Band 25	—	—	1.10
Band 0	—	—	1.10
Total	$71,527	66,044

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$750
Mortality & expense charges	(420)
Net investment income (loss)	330

Gain (loss) on investments:
Net realized gain (loss)	12
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	1,864
Net gain (loss)	1,876

Increase (decrease) in net assets from operations	$2,206

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$330	$—
Net realized gain (loss)	12	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	1,864	2

Increase (decrease) in net assets from operations	2,206	2

Contract owner transactions:
Proceeds from units sold	69,271	401
Cost of units redeemed	(348)	—
Account charges	(5)	—
Increase (decrease)	68,918	401
Net increase (decrease)	71,124	403
Net assets, beginning	403	—
Net assets, ending	$71,527	$403

Units sold	65,983	395
Units redeemed	(334)	—
Net increase (decrease)	65,649	395
Units outstanding, beginning	395	—
Units outstanding, ending	66,044	395

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$69,672
Cost of units redeemed/account charges	(353)
Net investment income (loss)	330
Net realized gain (loss)	12
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	1,866
$71,527

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.08	66	$72	1.25%	6.0%
12/31/2010	1.02	0	0	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	1.00%	6.3%
12/31/2010	1.02	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.09	0	$0	0.75%	6.6%
12/31/2010	1.02	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.50%	6.8%
12/31/2010	1.03	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.25%	7.1%
12/31/2010	1.03	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.10	0	$0	0.00%	7.4%
12/31/2010	1.03	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.1%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

TIAA-CREF Growth & Income - R Class - 87244W763

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$400,657	$396,714	43,414
Receivables: investments sold	1,363
Payables: investments purchased	—
Net assets	$402,020

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$402,020	348,821	$1.15
Band 100	—	—	1.16
Band 75	—	—	1.16
Band 50	—	—	1.17
Band 25	—	—	1.18
Band 0	—	—	1.18
Total	$402,020	348,821

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,137
Mortality & expense charges	(1,993)
Net investment income (loss)	144

Gain (loss) on investments:
Net realized gain (loss)	1,040
Realized gain distributions	3,252
Net change in unrealized appreciation (depreciation)	1,014
Net gain (loss)	5,306

Increase (decrease) in net assets from operations	$5,450

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$144	$12
Net realized gain (loss)	1,040	1
Realized gain distributions	3,252	—
Net change in unrealized appreciation (depreciation)	1,014	2,929

Increase (decrease) in net assets from operations	5,450	2,942

Contract owner transactions:
Proceeds from units sold	356,172	59,746
Cost of units redeemed	(22,275)	—
Account charges	(15)	—
Increase (decrease)	333,882	59,746
Net increase (decrease)	339,332	62,688
Net assets, beginning	62,688	—
Net assets, ending	$402,020	$62,688

Units sold	312,700	55,216
Units redeemed	(19,095)	—
Net increase (decrease)	293,605	55,216
Units outstanding, beginning	55,216	—
Units outstanding, ending	348,821	55,216

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$415,918
Cost of units redeemed/account charges	(22,290)
Net investment income (loss)	156
Net realized gain (loss)	1,041
Realized gain distributions	3,252
Net change in unrealized appreciation (depreciation)	3,943
$402,020

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	349	$402	1.25%	1.5%
12/31/2010	1.14	55	63	1.25%	11.5%
12/31/2009	1.02	0	0	1.25%	1.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	1.00%	1.8%
12/31/2010	1.14	0	0	1.00%	11.8%
12/31/2009	1.02	0	0	1.00%	1.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.75%	2.0%
12/31/2010	1.14	0	0	0.75%	12.1%
12/31/2009	1.02	0	0	0.75%	1.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	0.50%	2.3%
12/31/2010	1.14	0	0	0.50%	12.3%
12/31/2009	1.02	0	0	0.50%	1.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	0.25%	2.5%
12/31/2010	1.15	0	0	0.25%	12.6%
12/31/2009	1.02	0	0	0.25%	1.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.18	0	$0	0.00%	2.8%
12/31/2010	1.15	0	0	0.00%	12.9%
12/31/2009	1.02	0	0	0.00%	1.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.9%
2010	0.4%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

TIAA-CREF International Equity Index - R Class - 87244W490

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$243,165	$263,580	16,900
Receivables: investments sold	—
Payables: investments purchased	(977)
Net assets	$242,188

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$242,188	258,961	$0.94
Band 100	—	—	0.94
Band 75	—	—	0.94
Band 50	—	—	0.95
Band 25	—	—	0.95
Band 0	—	—	0.96
Total	$242,188	258,961

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$6,151
Mortality & expense charges	(1,549)
Net investment income (loss)	4,602

Gain (loss) on investments:
Net realized gain (loss)	(684)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(23,417)
Net gain (loss)	(24,101)

Increase (decrease) in net assets from operations	$(19,499)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,602	$443
Net realized gain (loss)	(684)	(4)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(23,417)	3,002

Increase (decrease) in net assets from operations	(19,499)	3,441

Contract owner transactions:
Proceeds from units sold	226,625	52,512
Cost of units redeemed	(20,843)	—
Account charges	(48)	—
Increase (decrease)	205,734	52,512
Net increase (decrease)	186,235	55,953
Net assets, beginning	55,953	—
Net assets, ending	$242,188	$55,953

Units sold	229,286	51,810
Units redeemed	(22,135)	—
Net increase (decrease)	207,151	51,810
Units outstanding, beginning	51,810	—
Units outstanding, ending	258,961	51,810

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$279,137
Cost of units redeemed/account charges	(20,891)
Net investment income (loss)	5,045
Net realized gain (loss)	(688)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(20,415)
$242,188

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	259	$242	1.25%	-13.4%
12/31/2010	1.08	52	56	1.25%	6.1%
12/31/2009	1.02	0	0	1.25%	1.8%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	1.00%	-13.2%
12/31/2010	1.08	0	0	1.00%	6.3%
12/31/2009	1.02	0	0	1.00%	1.8%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	0.75%	-13.0%
12/31/2010	1.09	0	0	0.75%	6.6%
12/31/2009	1.02	0	0	0.75%	1.8%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	0	$0	0.50%	-12.8%
12/31/2010	1.09	0	0	0.50%	6.9%
12/31/2009	1.02	0	0	0.50%	1.8%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	0	$0	0.25%	-12.5%
12/31/2010	1.09	0	0	0.25%	7.1%
12/31/2009	1.02	0	0	0.25%	1.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	0	$0	0.00%	-12.3%
12/31/2010	1.09	0	0	0.00%	7.4%
12/31/2009	1.02	0	0	0.00%	1.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	4.1%
2010	2.9%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

TIAA-CREF Large Cap Growth Index - R Class - 87244W672

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$427,334	$429,451	33,106
Receivables: investments sold	407
Payables: investments purchased	—
Net assets	$427,741

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$427,741	360,489	$1.19
Band 100	—	—	1.19
Band 75	—	—	1.20
Band 50	—	—	1.20
Band 25	—	—	1.21
Band 0	—	—	1.22
Total	$427,741	360,489

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$5,050
Mortality & expense charges	(886)
Net investment income (loss)	4,164

Gain (loss) on investments:
Net realized gain (loss)	(163)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(2,117)
Net gain (loss)	(2,280)

Increase (decrease) in net assets from operations	$1,884

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,164	$—
Net realized gain (loss)	(163)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(2,117)	—

Increase (decrease) in net assets from operations	1,884	—

Contract owner transactions:
Proceeds from units sold	811,109	—
Cost of units redeemed	(385,245)	—
Account charges	(7)	—
Increase (decrease)	425,857	—
Net increase (decrease)	427,741	—
Net assets, beginning	—	—
Net assets, ending	$427,741	$—

Units sold	681,642	—
Units redeemed	(321,153)	—
Net increase (decrease)	360,489	—
Units outstanding, beginning	—	—
Units outstanding, ending	360,489	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$811,109
Cost of units redeemed/account charges	(385,252)
Net investment income (loss)	4,164
Net realized gain (loss)	(163)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(2,117)
$427,741

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	360	$428	1.25%	1.0%
12/31/2010	1.17	0	0	1.25%	14.8%
12/31/2009	1.02	0	0	1.25%	2.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.19	0	$0	1.00%	1.3%
12/31/2010	1.18	0	0	1.00%	15.1%
12/31/2009	1.02	0	0	1.00%	2.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.75%	1.5%
12/31/2010	1.18	0	0	0.75%	15.4%
12/31/2009	1.02	0	0	0.75%	2.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.20	0	$0	0.50%	1.8%
12/31/2010	1.18	0	0	0.50%	15.7%
12/31/2009	1.02	0	0	0.50%	2.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	0	$0	0.25%	2.1%
12/31/2010	1.19	0	0	0.25%	16.0%
12/31/2009	1.02	0	0	0.25%	2.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	0	$0	0.00%	2.3%
12/31/2010	1.19	0	0	0.00%	16.3%
12/31/2009	1.02	0	0	0.00%	2.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.4%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

TIAA-CREF Large Cap Value Index - R Class - 87244W656

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$107,632	$106,482	9,214
Receivables: investments sold	88
Payables: investments purchased	—
Net assets	$107,720

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$107,720	94,634	$1.14
Band 100	—	—	1.14
Band 75	—	—	1.15
Band 50	—	—	1.16
Band 25	—	—	1.16
Band 0	—	—	1.17
Total	$107,720	94,634

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,096
Mortality & expense charges	(605)
Net investment income (loss)	1,491

Gain (loss) on investments:
Net realized gain (loss)	10
Realized gain distributions	2,811
Net change in unrealized appreciation (depreciation)	912
Net gain (loss)	3,733

Increase (decrease) in net assets from operations	$5,224

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,491	$32
Net realized gain (loss)	10	—
Realized gain distributions	2,811	3
Net change in unrealized appreciation (depreciation)	912	238

Increase (decrease) in net assets from operations	5,224	273

Contract owner transactions:
Proceeds from units sold	95,443	6,865
Cost of units redeemed	(76)	—
Account charges	(9)	—
Increase (decrease)	95,358	6,865
Net increase (decrease)	100,582	7,138
Net assets, beginning	7,138	—
Net assets, ending	$107,720	$7,138

Units sold	88,480	6,196
Units redeemed	(42)	—
Net increase (decrease)	88,438	6,196
Units outstanding, beginning	6,196	—
Units outstanding, ending	94,634	6,196

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$102,308
Cost of units redeemed/account charges	(85)
Net investment income (loss)	1,523
Net realized gain (loss)	10
Realized gain distributions	2,814
Net change in unrealized appreciation (depreciation)	1,150
$107,720

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	95	$108	1.25%	-1.2%
12/31/2010	1.15	6	7	1.25%	13.8%
12/31/2009	1.01	0	0	1.25%	1.3%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.14	0	$0	1.00%	-0.9%
12/31/2010	1.16	0	0	1.00%	14.1%
12/31/2009	1.01	0	0	1.00%	1.3%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	0.75%	-0.7%
12/31/2010	1.16	0	0	0.75%	14.3%
12/31/2009	1.01	0	0	0.75%	1.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.50%	-0.5%
12/31/2010	1.16	0	0	0.50%	14.6%
12/31/2009	1.01	0	0	0.50%	1.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.25%	-0.2%
12/31/2010	1.16	0	0	0.25%	14.9%
12/31/2009	1.01	0	0	0.25%	1.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	0.00%	0.0%
12/31/2010	1.17	0	0	0.00%	15.2%
12/31/2009	1.01	0	0	0.00%	1.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.6%
2010	1.4%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

TIAA-CREF Social Choice Equity - R Class - 87244W755

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$339,556	$328,098	31,556
Receivables: investments sold	—
Payables: investments purchased	(2,214)
Net assets	$337,342

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$337,342	294,583	$1.15
Band 100	—	—	1.15
Band 75	—	—	1.16
Band 50	—	—	1.16
Band 25	—	—	1.17
Band 0	—	—	1.17
Total	$337,342	294,583

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$4,743
Mortality & expense charges	(3,331)
Net investment income (loss)	1,412

Gain (loss) on investments:
Net realized gain (loss)	1,032
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(7,324)
Net gain (loss)	(6,292)

Increase (decrease) in net assets from operations	$(4,880)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,412	$1,731
Net realized gain (loss)	1,032	147
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(7,324)	18,782

Increase (decrease) in net assets from operations	(4,880)	20,660

Contract owner transactions:
Proceeds from units sold	151,924	198,072
Cost of units redeemed	(16,634)	(11,791)
Account charges	(7)	(2)
Increase (decrease)	135,283	186,279
Net increase (decrease)	130,403	206,939
Net assets, beginning	206,939	—
Net assets, ending	$337,342	$206,939

Units sold	131,316	188,565
Units redeemed	(14,742)	(10,556)
Net increase (decrease)	116,574	178,009
Units outstanding, beginning	178,009	—
Units outstanding, ending	294,583	178,009

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$349,996
Cost of units redeemed/account charges	(28,434)
Net investment income (loss)	3,143
Net realized gain (loss)	1,179
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	11,458
$337,342

* Date of Fund Inception into Variable Account: 12/17/2009

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	295	$337	1.25%	-1.5%
12/31/2010	1.16	178	207	1.25%	14.1%
12/31/2009	1.02	0	0	1.25%	1.9%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.15	0	$0	1.00%	-1.2%
12/31/2010	1.17	0	0	1.00%	14.4%
12/31/2009	1.02	0	0	1.00%	1.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.75%	-1.0%
12/31/2010	1.17	0	0	0.75%	14.7%
12/31/2009	1.02	0	0	0.75%	1.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.16	0	$0	0.50%	-0.8%
12/31/2010	1.17	0	0	0.50%	15.0%
12/31/2009	1.02	0	0	0.50%	1.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	0.25%	-0.5%
12/31/2010	1.17	0	0	0.25%	15.3%
12/31/2009	1.02	0	0	0.25%	1.9%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.17	0	$0	0.00%	-0.3%
12/31/2010	1.18	0	0	0.00%	15.5%
12/31/2009	1.02	0	0	0.00%	1.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.7%
2010	2.4%
2009	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Timothy Conservative Growth - A Class - 887432730

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$98,345	$90,676	10,508
Receivables: investments sold	16
Payables: investments purchased	—
Net assets	$98,361

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$98,361	105,756	$0.93
Band 100	—	—	0.94
Band 75	—	—	0.95
Band 50	—	—	0.96
Band 25	—	—	0.97
Band 0	—	—	0.98
Total	$98,361	105,756

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$131
Mortality & expense charges	(1,181)
Net investment income (loss)	(1,050)

Gain (loss) on investments:
Net realized gain (loss)	1,449
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(721)
Net gain (loss)	728

Increase (decrease) in net assets from operations	$(322)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,050)	$(384)
Net realized gain (loss)	1,449	3,592
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(721)	5,425

Increase (decrease) in net assets from operations	(322)	8,633

Contract owner transactions:
Proceeds from units sold	25,087	29,223
Cost of units redeemed	(9,197)	(28,146)
Account charges	(227)	(715)
Increase (decrease)	15,663	362
Net increase (decrease)	15,341	8,995
Net assets, beginning	83,020	74,025
Net assets, ending	$98,361	$83,020

Units sold	27,057	33,988
Units redeemed	(10,527)	(32,422)
Net increase (decrease)	16,530	1,566
Units outstanding, beginning	89,226	87,660
Units outstanding, ending	105,756	89,226

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$126,114
Cost of units redeemed/account charges	(39,772)
Net investment income (loss)	(723)
Net realized gain (loss)	4,707
Realized gain distributions	366
Net change in unrealized appreciation (depreciation)	7,669
$98,361

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.93	106	$98	1.25%	0.0%
12/31/2010	0.93	89	83	1.25%	10.2%
12/31/2009	0.84	88	74	1.25%	20.7%
12/31/2008	0.70	10	7	1.25%	-29.8%
12/31/2007	1.00	0	0	1.25%	-0.4%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.94	0	$0	1.00%	0.2%
12/31/2010	0.94	0	0	1.00%	10.5%
12/31/2009	0.85	0	0	1.00%	21.0%
12/31/2008	0.70	0	0	1.00%	-29.6%
12/31/2007	1.00	0	0	1.00%	-0.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.95	0	$0	0.75%	0.5%
12/31/2010	0.95	0	0	0.75%	10.7%
12/31/2009	0.85	0	0	0.75%	21.3%
12/31/2008	0.70	0	0	0.75%	-29.4%
12/31/2007	1.00	0	0	0.75%	-0.3%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.96	0	$0	0.50%	0.7%
12/31/2010	0.95	0	0	0.50%	11.0%
12/31/2009	0.86	0	0	0.50%	21.6%
12/31/2008	0.71	0	0	0.50%	-29.2%
12/31/2007	1.00	0	0	0.50%	-0.3%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.97	0	$0	0.25%	1.0%
12/31/2010	0.96	0	0	0.25%	11.3%
12/31/2009	0.86	0	0	0.25%	21.9%
12/31/2008	0.71	0	0	0.25%	-29.1%
12/31/2007	1.00	0	0	0.25%	-0.3%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.98	0	$0	0.00%	1.2%
12/31/2010	0.97	0	0	0.00%	11.6%
12/31/2009	0.87	0	0	0.00%	22.2%
12/31/2008	0.71	0	0	0.00%	-28.9%
12/31/2007	1.00	0	0	0.00%	-0.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.1%
2010	0.9%
2009	2.4%
2008	3.5%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Timothy Strategic Growth - A Class - 887432763

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$86,294	$80,595	12,618
Receivables: investments sold	17
Payables: investments purchased	—
Net assets	$86,311

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$86,311	108,068	$0.80
Band 100	—	—	0.81
Band 75	—	—	0.82
Band 50	—	—	0.82
Band 25	—	—	0.83
Band 0	—	—	0.84
Total	$86,311	108,068

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(1,007)
Net investment income (loss)	(1,007)

Gain (loss) on investments:
Net realized gain (loss)	263
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(3,904)
Net gain (loss)	(3,641)

Increase (decrease) in net assets from operations	$(4,648)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,007)	$(1,417)
Net realized gain (loss)	263	15,098
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(3,904)	2,972

Increase (decrease) in net assets from operations	(4,648)	16,653

Contract owner transactions:
Proceeds from units sold	19,053	48,943
Cost of units redeemed	(907)	(84,420)
Account charges	(51)	(444)
Increase (decrease)	18,095	(35,921)
Net increase (decrease)	13,447	(19,268)
Net assets, beginning	72,864	92,132
Net assets, ending	$86,311	$72,864

Units sold	24,728	65,367
Units redeemed	(2,974)	(102,511)
Net increase (decrease)	21,754	(37,144)
Units outstanding, beginning	86,314	123,458
Units outstanding, ending	108,068	86,314

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$152,328
Cost of units redeemed/account charges	(85,834)
Net investment income (loss)	(2,848)
Net realized gain (loss)	15,125
Realized gain distributions	1,841
Net change in unrealized appreciation (depreciation)	5,699
$86,311

* Date of Fund Inception into Variable Account: 11/12/2007

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.80	108	$86	1.25%	-5.4%
12/31/2010	0.84	86	73	1.25%	13.1%
12/31/2009	0.75	123	92	1.25%	26.8%
12/31/2008	0.59	33	20	1.25%	-40.6%
12/31/2007	0.99	0	0	1.25%	-1.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.81	0	$0	1.00%	-5.2%
12/31/2010	0.85	0	0	1.00%	13.4%
12/31/2009	0.75	0	0	1.00%	27.1%
12/31/2008	0.59	0	0	1.00%	-40.4%
12/31/2007	0.99	0	0	1.00%	-0.9%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	0.75%	-4.9%
12/31/2010	0.86	0	0	0.75%	13.7%
12/31/2009	0.75	0	0	0.75%	27.4%
12/31/2008	0.59	0	0	0.75%	-40.3%
12/31/2007	0.99	0	0	0.75%	-0.9%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.82	0	$0	0.50%	-4.7%
12/31/2010	0.86	0	0	0.50%	14.0%
12/31/2009	0.76	0	0	0.50%	27.8%
12/31/2008	0.59	0	0	0.50%	-40.1%
12/31/2007	0.99	0	0	0.50%	-0.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.83	0	$0	0.25%	-4.4%
12/31/2010	0.87	0	0	0.25%	14.3%
12/31/2009	0.76	0	0	0.25%	28.1%
12/31/2008	0.60	0	0	0.25%	-40.0%
12/31/2007	0.99	0	0	0.25%	-0.8%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$0.84	0	$0	0.00%	-4.2%
12/31/2010	0.88	0	0	0.00%	14.5%
12/31/2009	0.77	0	0	0.00%	28.4%
12/31/2008	0.60	0	0	0.00%	-39.8%
12/31/2007	0.99	0	0	0.00%	-0.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.1%
2009	0.0%
2008	3.3%
2007	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Vanguard ShortTerm Federal Fund - Investor Class - 922031604

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$3,052,640	$3,057,590	282,878
Receivables: investments sold	13,766
Payables: investments purchased	—
Net assets	$3,066,406

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$3,066,406	1,646,475	$1.86
Band 100	—	—	1.90
Band 75	—	—	1.94
Band 50	—	—	1.98
Band 25	—	—	2.02
Band 0	—	—	2.30
Total	$3,066,406	1,646,475

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$25,417
Mortality & expense charges	(31,532)
Net investment income (loss)	(6,115)

Gain (loss) on investments:
Net realized gain (loss)	16,622
Realized gain distributions	29,261
Net change in unrealized appreciation (depreciation)	(6,374)
Net gain (loss)	39,509

Increase (decrease) in net assets from operations	$33,394

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,115)	$6,010
Net realized gain (loss)	16,622	10,678
Realized gain distributions	29,261	26,159
Net change in unrealized appreciation (depreciation)	(6,374)	(8,045)

Increase (decrease) in net assets from operations	33,394	34,802

Contract owner transactions:
Proceeds from units sold	1,822,386	768,806
Cost of units redeemed	(840,992)	(513,457)
Account charges	(477)	(252)
Increase (decrease)	980,917	255,097
Net increase (decrease)	1,014,311	289,899
Net assets, beginning	2,052,095	1,762,196
Net assets, ending	$3,066,406	$2,052,095

Units sold	984,867	432,329
Units redeemed	(456,585)	(293,048)
Net increase (decrease)	528,282	139,281
Units outstanding, beginning	1,118,193	978,912
Units outstanding, ending	1,646,475	1,118,193

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$6,091,773
Cost of units redeemed/account charges	(3,313,891)
Net investment income (loss)	151,878
Net realized gain (loss)	53,159
Realized gain distributions	88,437
Net change in unrealized appreciation (depreciation)	(4,950)
$3,066,406

* Date of Fund Inception into Variable Account: 5/1/2001

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.86	1,646	$3,066	1.25%	1.5%
12/31/2010	1.84	1,118	2,052	1.25%	1.9%
12/31/2009	1.80	979	1,762	1.25%	1.5%
12/31/2008	1.77	1,108	1,965	1.25%	5.7%
12/31/2007	1.68	734	1,231	1.25%	6.1%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.90	0	$0	1.00%	1.7%
12/31/2010	1.87	0	0	1.00%	2.2%
12/31/2009	1.83	0	0	1.00%	1.8%
12/31/2008	1.80	0	0	1.00%	6.0%
12/31/2007	1.70	0	0	1.00%	6.4%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.94	0	$0	0.75%	2.0%
12/31/2010	1.90	0	0	0.75%	2.5%
12/31/2009	1.86	0	0	0.75%	2.0%
12/31/2008	1.82	0	0	0.75%	6.3%
12/31/2007	1.71	0	0	0.75%	6.6%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.98	0	$0	0.50%	2.2%
12/31/2010	1.94	0	0	0.50%	2.7%
12/31/2009	1.89	0	0	0.50%	2.3%
12/31/2008	1.84	0	0	0.50%	6.5%
12/31/2007	1.73	0	0	0.50%	6.9%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.02	0	$0	0.25%	2.5%
12/31/2010	1.97	0	0	0.25%	3.0%
12/31/2009	1.92	0	0	0.25%	2.5%
12/31/2008	1.87	0	0	0.25%	6.8%
12/31/2007	1.75	0	0	0.25%	7.2%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$2.30	0	$0	0.00%	2.8%
12/31/2010	2.23	0	0	0.00%	3.2%
12/31/2009	2.16	0	0	0.00%	2.8%
12/31/2008	2.11	7	15	0.00%	7.1%
12/31/2007	1.97	0	0	0.00%	7.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.0%
2010	1.6%
2009	2.3%
2008	3.7%
2007	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

Vanguard VIF Small Company Growth Portfolio - 921925889

Statement of Net Assets

December 31, 2011

	Investments	Cost of	Mutual Fund
	at Value	Investments	Shares
Investments	$19,868,406	$20,975,966	1,111,559
Receivables: investments sold	17,394
Payables: investments purchased	—
Net assets	$19,885,800

		Units	Accumulation
	Net Assets	Outstanding	Unit Value
Band 125	$19,885,800	16,391,562	$1.21
Band 100	—	—	1.22
Band 75	—	—	1.22
Band 50	—	—	1.23
Band 25	—	—	1.23
Band 0	—	—	1.24
Total	$19,885,800	16,391,562

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$35,621
Mortality & expense charges	(217,244)
Net investment income (loss)	(181,623)

Gain (loss) on investments:
Net realized gain (loss)	(167,967)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,108,552)
Net gain (loss)	(1,276,519)

Increase (decrease) in net assets from operations	$(1,458,142)

Statement of Changes in Net Assets

	Period ended	Period ended
	December 31, 2011 *	December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(181,623)	$(19)
Net realized gain (loss)	(167,967)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,108,552)	992

Increase (decrease) in net assets from operations	(1,458,142)	973

Contract owner transactions:
Proceeds from units sold	25,771,447	17,832
Cost of units redeemed	(4,443,171)	—
Account charges	(3,139)	—
Increase (decrease)	21,325,137	17,832
Net increase (decrease)	19,866,995	18,805
Net assets, beginning	18,805	—
Net assets, ending	$19,885,800	$18,805

Units sold	20,151,094	15,517
Units redeemed	(3,775,049)	—
Net increase (decrease)	16,376,045	15,517
Units outstanding, beginning	15,517	—
Units outstanding, ending	16,391,562	15,517

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$25,789,279
Cost of units redeemed/account charges	(4,446,310)
Net investment income (loss)	(181,642)
Net realized gain (loss)	(167,967)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,107,560)
$19,885,800

* Date of Fund Inception into Variable Account: 5/27/2010

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band 125
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.21	16,392	$19,886	1.25%	0.1%
12/31/2010	1.21	16	19	1.25%	0.0%

	Band 100
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	0	$0	1.00%	0.4%
12/31/2010	1.21	0	0	1.00%	0.0%

	Band 75
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.22	0	$0	0.75%	0.6%
12/31/2010	1.22	0	0	0.75%	0.0%

	Band 50
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.23	0	$0	0.50%	0.9%
12/31/2010	1.22	0	0	0.50%	0.0%

	Band 25
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.23	0	$0	0.25%	1.1%
12/31/2010	1.22	0	0	0.25%	0.0%

	Band 0
				Expense as
		Units		a % of
		Outstanding	Net Assets	Average Net
	Unit Value	(000s)	(000s)	Assets	Total Return
12/31/2011	$1.24	0	$0	0.00%	1.4%
12/31/2010	1.22	0	0	0.00%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.4%
2010	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.              Organization and Summary of Significant Accounting Policies

The AUL American Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios of registered investment companies offered by:

Fund Family	Fund Family
Alger	Marshall
AllianceBernstein	MFS
Allianz Funds	Neuberger Berman
American Century Investments	Northern Trust
American Funds	Nuveen Investments
Ariel	Old Mutual Advisor
BlackRock	OneAmerica Funds
Calvert	Oppenheimer Funds
Columbia	Parnassus
CRM	Pax World
Dimensional Fund Advisors (DFA)	Payden Funds
DWS Investments	Pimco
Fidelity Investments	Pioneer Investments
Fifth Third	Prudential Investments
Franklin Templeton Investments	Ridgeworth
Goldman Sachs	Russell
Henssler Funds	State Street Master Funds
Invesco	T. Rowe Price
Janus	Thornburg
Lord Abbett	TIAA-CREF Mutual Funds
Managers Funds	Timothy Plan
Manning & Napier	Vanguard

This annual report includes information related to investment subaccounts which are available for investment but for which there has been no investing or income and expense transactions through December 31, 2011 or for which investment income and expense transactions commenced at various dates during 2011 and prior years.

For periods after offering of the subaccount but prior to commencement of investing transactions, management has presented the unit values, expenses as a percentage of average net assets and total return for these investment subaccounts using an inception date unit value of $1.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates. The Report of Independent Registered Public Accounting Firm appearing on page 3 does not cover the financial statements and financial highlights presented as “unaudited”.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.                    Organization and Summary of Significant Accounting Policies (continued)

For the period ending December 31, 2010, the subaccounts listed below did not have any investing or other transactions during this period. For each of these subaccounts, the Statement of Changes in Net Assets for the period ending December 31, 2010, and unit values and total returns in the related financial highlights for periods prior to 2011 have not been audited.

Period Ending	Subaccount
12/31/10	American Century LIVESTRONG 2055 Portfolio - A Class - 02507F399
12/31/10	American Century LIVESTRONG 2055 Portfolio - Investor Class - 02507F423
12/31/10	American Funds American Balanced Fund - R4 Class - 024071847
12/31/10	American Funds New Perspective - R3 Class - 648018851
12/31/10	American Funds New Perspective - R4 Class - 648018844
12/31/10	DFA Emerging Markets Value - R2 Class - 23320G455
12/31/10	DFA Global Equity - R2 Class - 25434D682
12/31/10	DFA International Value - R2 Class - 25434D625
12/31/10	DFA US Targeted Value - R2 Class — 233203256
12/31/10	DWS RREEF Real Estate Securities - A Class - 23337G167
12/31/10	DWS RREEF Real Estate Securities - S Class - 23337G217
12/31/10	DWS Strategic Government Securities - A Class - 23338C108
12/31/10	DWS Strategic Government Securities - S Class - 23338C405
12/31/10	Fidelity Advisor Real Estate - A Class — 315918342
12/31/10	Fidelity Advisor Real Estate - T Class — 315918318
12/31/10	Fidelity Advisor Strategic Income - A Class - 315920850
12/31/10	Franklin Templeton Global Bond Fund - A Class - 880208103
12/31/10	Franklin Templeton Growth - R Class — 353496730
12/31/10	Franklin Templeton Strategic Income - A Class - 354713505
12/31/10	Henssler Equity - Investor Class — 426894101
12/31/10	Invesco Diversified Dividend - Advisor Class - 001413541
12/31/10	Invesco Diversified Dividend - Investor Class - 001413194
12/31/10	Invesco Van Kampen Value Opp - Advisor Class - 00143M398
12/31/10	Invesco Van Kampen Value Opp - R Class - 00142F139
12/31/10	Janus Aspen Balanced - S Class — 471021691
12/31/10	Janus Balanced - R Class - 47103C803
12/31/10	Janus Forty Fund - A Class - 47103A674
12/31/10	Lord Abbett Developing Growth - A Class - 544006109
12/31/10	Lord Abbett Fundamental Equity - R3 Class - 543915540
12/31/10	MFS Mass Investors Growth Stock - R2 Class - 575719877
12/31/10	MFS New Discovery - R2 Class — 552983173
12/31/10	MFS New Discovery - R3 Class - 55273H742
12/31/10	MFS Utilities Fund - R3 Class — 552986689
12/31/10	Neuberger Berman Small Cap Growth - R3 Class - 641224183
12/31/10	Oppenheimer Global Opportunities - A Class - 683943104

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.                    Organization and Summary of Significant Accounting Policies (continued)

Period Ending	Subaccount
12/31/10	Oppenheimer Global Opportunities - N Class - 683943500
12/31/10	Oppenheimer International Bond Fund- A Class - 68380T103
12/31/10	Parnassus Funds — 701765109
12/31/10	Parnassus Mid-Cap — 701765885
12/31/10	Parnassus Small-Cap — 701765877
12/31/10	Pimco All Asset - Admin. Class — 722005618
12/31/10	Pioneer Strategic Income - A Class — 723884102
12/31/10	Prudential Financial Services Fund - Z Class - 74441P403
12/31/10	Prudential Jennison 20/20 Focus - Z Class - 74440G404
12/31/10	Prudential Jennison Health Sciences Fund - Z Class - 74441P866
12/31/10	Prudential Total Return Bond - Z Class - 74440B405
12/31/10	Ridgeworth High Income - A Class - 76628T504
12/31/10	Ridgeworth High Income - R Class - 76628T603
12/31/10	Ridgeworth Large Cap Value - A Class - 76628R664
12/31/10	Ridgeworth Large Cap Value - Institn’l Class - 76628R672
12/31/10	Ridgeworth Mid-Cap Value - A Class - 76628R599
12/31/10	Ridgeworth Mid-Cap Value - Institn’l Class - 76628R615
12/31/10	Ridgeworth Small Cap Value - A Class - 76628R466
12/31/10	Ridgeworth Small Cap Value - Institn’l Class - 76628R474
12/31/10	Russell LifePoints In Retirement Fund - R1 Class - 782494645
12/31/10	Russell LifePoints In Retirement Fund - R3 Class - 782494629
12/31/10	Russell Short Duration Bond Fund - S Class -782493506
12/31/10	Russell U.S. Quantitative Equity Fund - S Class - 782494553
12/31/10	T. Rowe Price Retirement 2015 - Advisor Class - 74149P689
12/31/10	T. Rowe Price Retirement 2015 - R Class - 74149P671
12/31/10	T. Rowe Price Retirement 2020 - R Class - 74149P705
12/31/10	T. Rowe Price Retirement 2025 - Advisor Class - 74149P663
12/31/10	T. Rowe Price Retirement 2025 - R Class - 74149P655
12/31/10	T. Rowe Price Retirement 2030 - R Class - 74149P804
12/31/10	T. Rowe Price Retirement 2035 - Advisor Class - 74149P648
12/31/10	T. Rowe Price Retirement 2035 - R Class - 74149P630
12/31/10	T. Rowe Price Retirement 2040 - R Class - 74149P887
12/31/10	T. Rowe Price Retirement 2045 - Advisor Class - 74149P622
12/31/10	T. Rowe Price Retirement 2045 - R Class - 74149P614
12/31/10	T. Rowe Price Retirement 2050 - Advisor Class - 74149P739
12/31/10	T. Rowe Price Retirement 2050 - R Class - 74149P721
12/31/10	T. Rowe Price Retirement 2055 - Advisor Class - 74149P598
12/31/10	T. Rowe Price Retirement 2055 - R Class - 74149P580
12/31/10	T. Rowe Price Retirement Income - Advisor Class - 74149P820
12/31/10	T. Rowe Price Retirement Income - R Class - 74149P879
12/31/10	TIAA-CREF Large Cap Growth Index - R Class - 87244W672

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.                  Organization and Summary of Significant Accounting Policies (continued)

For the period ending December 31, 2011, the subaccounts listed below did not have any investing or other transactions during this period. For each of these subaccounts, the Statement of Changes in Net Assets for the period ending December 31, 2011, and unit values and total returns in the related financial highlights for the period have not been audited.

Period Ending	Subaccount
12/31/11	Fidelity Advisor Overseas Fund — T Class - 315918102
12/31/11	Russell U.S. Small and Mid Cap Fund — S Class - 782494520

Accumulation unit values and total returns for such subaccounts with zero net assets at the period end represent amounts based on the performance of the underlying mutual fund for the respective period, less contractual expenses for each respective band.

Reorganization

On September 22, 2003, the Board of Managers of AUL Pooled Equity Fund B (Fund B) and the Board of Directors of OneAmerica Funds, Inc. approved a Reorganization Plan (Plan) of Fund B.  The Participants of Fund B also approved the Plan.  The Plan provided for a transfer of all assets and liabilities of Fund B (adjusted for liabilities relating to insurance charges) to purchase Class O shares of the OneAmerica Value Portfolio subaccount (Value Subaccount).

Banded Accumulation Unit Values and Units Outstanding

Banded accumulation unit values and units outstanding balances are represented based upon the annual expense charges applicable to the Variable Account. See Note 2 for additional information.

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value per share (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account.  Investment transactions are accounted for on the trade date. Dividend income and capital from realized gains distributions are recorded on the ex-date. Realized gains and losses are calculated using the first in, first out (FIFO) accounting process.

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 —                Unadjusted quoted prices in active markets for identical assets or liabilities that the Variable Account has the ability to access.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.              Organization and Summary of Significant Accounting Policies (continued)

Level 2 —                Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 —                Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Variable Account’s assets carried at fair value:

Investments
Valuation inputs	in Securities
Level 1 - Quoted Prices	$2,278,584,326
Level 2 - Other Significant Observable Inputs	$0
Level 3 - Significant Unobservable Inputs	$0
Total	$2,278,584,326

The investments in each subaccount are all classified as Level 1.

For the period ended December 31, 2011, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the valuation of investments.

Related Party Transactions

AUL, the sponsor of the Variable Account, also serves as the investment advisor for OneAmerica Funds, Inc. (“the Fund”), a mutual fund offered within the Variable Account.  The Fund is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive portfolios.  Each portfolio offers two classes of shares, Class O and Advisor.  The Fund has an investment advisory agreement with AUL.  Under the investment advisory agreement, the investment advisor is compensated for its services by an annual fee based on the average daily net assets of each portfolio as follows:

Value	0.50%
Money Market	0.40%
Socially Responsive	0.70%
Investment Grade Bond	0.50%
Asset Director	0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual funds.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.              Organization and Summary of Significant Accounting Policies (continued)

The OneAmerica Funds, Inc. Advisor Class shares pay a 12b-1 fee to AUL equal to 0.30% of average daily net assets.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code.  Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts.  The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years (2008-2011) and major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Income ratios and total returns are not annualized.

2.              Account Charges

AUL may assess a premium tax charge based on premium taxes incurred.  Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual Administrative charge from each participant’s account, which may not exceed $50 per year.  The charge is assessed every quarter on a participant’s account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period.  Administration charges are waived if the account balance exceeds a

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

2.              Account Charges (continued)

certain amount. The charges incurred during the periods ended December 31, 2011 and 2010 were $1,169,379 and $945,574, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant’s account value as of the last contract anniversary preceding the request for the withdrawal.  However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of the original contract purchase.  The amount of the withdrawal charge varies depending upon the contract and the number of years the participant’s account has been in existence.

The withdrawal charge for a recurring contribution contract is as follows:

Account Year	Withdrawal Charge
1-5	8.0%
6-10	4.0%
11 or more	0.0%

The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract.  On other contracts, AUL may assess withdrawal charges ranging from 7% to 0%, depending on the account year.  The charges incurred during the periods ended December 31, 2011 and 2010 were $69,917 and $110,034, respectively.

Mortality and Expense Charges

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL.  The charges assessed to the contract are shown in the table below:

Band	Annual Mortality and Expense Charge
Band 125	1.25%
Band 100	1.00%
Band 75	0.75%
Band 50	0.50%
Band 25	0.25%
Band 0	0.00%
Band S	0.50%

AUL guarantees that the mortality and expense charge shall not increase. The mortality and expense charges are recorded as a reduction of unit value in the accompanying Statement of Operations. The charges incurred during the periods ended December 31, 2011 and 2010 were $26,233,196 and $21,531,456, respectively.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

3.              Investment Transactions

The proceeds from sales and cost of purchases of investments, excluding short term securities, for the period ended December 31, 2011, by each subaccount, are shown below:

Name	Class	Sales	Purchases
Alger Balanced Portfolio	I-2	$1,153,645	$951,699
Alger Capital Appreciation	I-2	4,423,557	5,520,551
Alger Capital Appreciation Institutional	I	2,912,702	4,477,169
Alger Capital Appreciation Institutional	R	3,482,853	5,351,998
Alger Large Cap Growth	I-2	14,087,809	8,441,703
Alger Small Cap Growth Institutional Fund	I	3,469,010	4,175,687
Alger Small Cap Growth Institutional Fund	R	1,161,189	927,224
AllianceBernstein 2010 Strategy	R	163,960	132,696
AllianceBernstein 2010 Strategy	Adv.	7,267,264	4,003,830
AllianceBernstein 2015 Strategy	R	841,113	542,800
AllianceBernstein 2015 Strategy	Adv.	17,669,919	10,077,040
AllianceBernstein 2020 Strategy	R	1,522,908	1,146,577
AllianceBernstein 2020 Strategy	Adv.	14,088,810	7,825,656
AllianceBernstein 2025 Strategy	R	892,619	652,842
AllianceBernstein 2025 Strategy	Adv.	10,442,818	5,916,236
AllianceBernstein 2030 Strategy	R	786,053	530,224
AllianceBernstein 2030 Strategy	Adv.	7,128,219	4,062,383
AllianceBernstein 2035 Strategy	R	638,827	478,419
AllianceBernstein 2035 Strategy	Adv.	4,764,037	2,721,248
AllianceBernstein 2040 Strategy	R	258,796	290,493
AllianceBernstein 2040 Strategy	Adv.	3,099,957	1,830,470
AllianceBernstein 2045 Strategy	R	267,474	239,869
AllianceBernstein 2045 Strategy	Adv.	2,301,743	1,396,907
AllianceBernstein 2050 Strategy	R	117,088	140,937
AllianceBernstein 2050 Strategy	Adv.	1,288,353	881,301
AllianceBernstein 2055 Strategy	R	49,970	47,885
AllianceBernstein 2055 Strategy	Adv.	135,898	107,369
AllianceBernstein Core Opportunities Fund	R	135,926	170,858
AllianceBernstein Global Value	R	51,073	52,399
AllianceBernstein International Growth Fund	R	984,615	705,719
AllianceBernstein International Value	R	704,010	500,991
AllianceBernstein Small Cap Growth Fund	R	830,887	1,029,151
AllianceBernstein Small/Mid Cap Growth Fund	R	904,137	1,156,042
AllianceBernstein Small/Mid Cap Value Fund	R	1,389,566	1,840,583
AllianceBernstein Value Fund	R	32,585	38,000
Allianz NFJ Dividend Value	Admin.	458,035	690,306

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

3.              Investment Transactions (continued)

Name	Class	Sales	Purchases
Allianz NFJ Dividend Value	R	$3,841,085	$3,620,159
Allianz NFJ Mid-Cap Value Fund	R	516,933	595,159
Allianz NFJ Renaissance Fund	Admin.	208,579	192,434
Allianz NFJ Small Cap Value	Admin.	7,053,407	7,775,737
Allianz NFJ Small Cap Value	R	5,478,447	5,728,324
American Century Advisor Inflation Adjusted Bond	A	13,137,256	14,801,656
American Century Advisor Vista	A	1,038,698	726,027
American Century Diversified Bond	A	53,999	94,980
American Century Emerging Markets	A	83,357	91,557
American Century Emerging Markets	Inv.	218,550	179,839
American Century Equity Growth	A	1,756,159	1,364,807
American Century Equity Income	A	7,344,528	10,849,207
American Century Equity Income	Inv.	6,604,694	8,722,352
American Century Ginnie Mae	A	17,916,767	23,344,381
American Century Growth	A	4,748,689	6,538,681
American Century Heritage	A	7,817,602	9,831,964
American Century Income & Growth	Inv.	145,049	91,148
American Century International Bond	A	1,591	800
American Century International Bond	Inv.	64	125
American Century International Discovery	Inv.	2,670	5,097
American Century International Discovery	A	159,679	154,555
American Century International Growth	A	617,582	679,724
American Century International Growth	Inv.	1,807,212	1,828,569
American Century Large Company Value	A	1,907,028	1,325,884
American Century LIVESTRONG 2015 Portfolio	A	9,587,276	14,141,246
American Century LIVESTRONG 2015 Portfolio	Inv.	8,577,394	10,411,056
American Century LIVESTRONG 2020 Portfolio	A	10,062,588	13,927,333
American Century LIVESTRONG 2020 Portfolio	Inv.	8,110,168	12,525,484
American Century LIVESTRONG 2025 Portfolio	A	6,823,916	12,105,649
American Century LIVESTRONG 2025 Portfolio	Inv.	6,641,925	9,163,984
American Century LIVESTRONG 2030 Portfolio	A	4,960,742	8,329,293
American Century LIVESTRONG 2030 Portfolio	Inv.	8,115,636	11,303,724
American Century LIVESTRONG 2035 Portfolio	A	5,416,833	9,233,555
American Century LIVESTRONG 2035 Portfolio	Inv.	7,194,990	10,305,150
American Century LIVESTRONG 2040 Portfolio	A	3,806,252	6,130,604
American Century LIVESTRONG 2040 Portfolio	Inv.	4,715,390	7,880,562
American Century LIVESTRONG 2045 Portfolio	A	2,476,820	4,343,016
American Century LIVESTRONG 2045 Portfolio	Inv.	3,231,205	4,724,459

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

3.              Investment Transactions (continued)

Name	Class	Sales	Purchases
American Century LIVESTRONG 2050 Portfolio	A	$1,940,019	$3,286,538
American Century LIVESTRONG 2050 Portfolio	Inv.	1,616,134	2,553,683
American Century LIVESTRONG 2055 Portfolio	Inv.	18,197	34,398
American Century LIVESTRONG 2055 Portfolio	A	86,095	170,341
American Century LIVESTRONG Income Portfolio	A	2,429,571	3,031,350
American Century LIVESTRONG Income Portfolio	Inv.	2,882,280	4,581,879
American Century Mid Cap Value	A	1,691,067	2,697,978
American Century Mid Cap Value	Inv.	1,794,329	2,465,083
American Century Real Estate	Inv.	1,342,036	1,158,616
American Century Real Estate	A	2,827,298	1,878,004
American Century Select	A	112,628	96,005
American Century Select	Inv.	13,261	11,182
American Century Small Cap Growth	A	1,343,410	1,142,678
American Century Small Cap Value	A	1,675,247	2,100,517
American Century Small Cap Value	Inv.	6,303,069	6,307,026
American Century Small Company Stock	A	48,272	27,100
American Century Strategic Allocation Aggressive	A	5,124,941	7,968,953
American Century Strategic Allocation Aggressive	Inv.	9,002,027	11,899,341
American Century Strategic Allocation Conservative	A	3,548,133	4,033,167
American Century Strategic Allocation Conservative	Inv.	5,010,490	4,744,793
American Century Strategic Allocation Moderate	A	20,501,523	26,333,540
American Century Strategic Allocation Moderate	Inv.	33,923,540	37,492,063
American Century Ultra	Adv.	314,443	393,362
American Century Ultra	Inv.	557,370	940,160
American Century Vista	Inv.	859,360	721,994
American Century VP Capital Appreciation	I	7,599,572	7,277,652
American Funds AMCAP Fund	R3	774,067	1,004,287
American Funds AMCAP Fund	R4	3,068,625	5,997,450
American Funds American Balanced Fund	R4	1,057,776	1,718,719
American Funds American Balanced Fund	R3	1,100,333	1,812,046
American Funds American High Income Trust	R3	3,534,630	3,680,705
American Funds American High Income Trust	R4	5,487,682	5,458,217
American Funds Capital World Growth and Income	R3	7,637,477	9,500,537
American Funds Capital World Growth and Income	R4	17,489,979	20,998,129
American Funds EuroPacific Growth Fund	R3	9,516,039	13,879,597
American Funds EuroPacific Growth Fund	R4	14,254,553	18,565,598
American Funds Fundamental Investors	R3	9,427,879	12,120,221
American Funds Fundamental Investors	R4	6,721,371	9,024,280

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

3.              Investment Transactions (continued)

Name	Class	Sales	Purchases
American Funds Intermediate Bond Fund of America	R3	$1,418,412	$1,541,180
American Funds Intermediate Bond Fund of America	R4	792,451	737,915
American Funds New Perspective	R3	50,610	71,557
American Funds New Perspective	R4	215,048	421,474
American Funds Small Cap World	R4	129,295	187,803
American Funds Small Cap World	R3	1,352,383	1,347,842
American Funds The Growth Fund of America	R3	13,677,180	13,870,680
American Funds The Growth Fund of America	R4	19,737,793	19,620,788
American Funds Washington Mutual Investors Fund	R4	739	1,423
American Funds Washington Mutual Investors Fund	R3	282,450	577,503
Ariel Appreciation Fund		290,982	275,236
Ariel Fund		403,172	358,541
BlackRock Global Allocation	R	1,526,157	2,644,035
BlackRock Global Allocation	Institn’l	361,777	675,513
BlackRock Small Cap Growth Equity	Institn’l	1,742,649	2,483,171
Calvert Equity Portfolio	A	1,664,987	2,440,768
Calvert Income Fund	A	4,144,777	4,707,653
Calvert Small Cap Value	A	65,770	49,474
Calvert Social Mid Cap Growth	A	5,599,782	5,716,693
Columbia Mid Cap Index Fund	A	6,288,819	8,124,042
Columbia Small Cap Index Fund	A	4,459,634	6,932,121
CRM Mid Cap Value	Inv.	300,758	377,269
DFA Emerging Markets Value	R2	320,611	559,953
DFA Global Equity	R2	2,401	4,799
DFA International Value	R2	1,715	3,428
DFA US Targeted Value	R2	27,558	54,459
DWS Alternative Asset Allocation Plus Fund	A	57,147	47,238
DWS Dreman Mid Cap Value Fund	A	119,691	121,365
DWS Dreman Mid Cap Value Fund	S	38	74
DWS Dreman Small Cap Value Fund	A	373,745	552,582
DWS Dreman Small Cap Value Fund	S	51,805	45,405
DWS Large Cap Value	A	330,267	463,506
DWS RREEF Real Estate Securities	A	205,304	406,432
DWS RREEF Real Estate Securities	S	310,273	612,353
DWS Strategic Government Securities	A	12,534	25,066
DWS Strategic Government Securities	S	138,092	271,830
Fidelity Advisor Diversified International Fund	T	67,691	36,432
Fidelity Advisor Dividend Growth	T	626,868	770,513

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

3.              Investment Transactions (continued)

Name	Class	Sales	Purchases
Fidelity Advisor Equity Growth Fund	T	$582,531	$561,957
Fidelity Advisor Equity Income Fund	T	626,590	516,716
Fidelity Advisor Freedom 2010 Fund	T	6,617,267	6,177,039
Fidelity Advisor Freedom 2010 Fund	A	979,335	1,490,142
Fidelity Advisor Freedom 2015 Fund	T	9,876,111	10,164,872
Fidelity Advisor Freedom 2015 Fund	A	1,991,677	2,341,140
Fidelity Advisor Freedom 2020 Fund	T	12,111,918	12,509,074
Fidelity Advisor Freedom 2020 Fund	A	3,031,283	3,534,400
Fidelity Advisor Freedom 2025 Fund	T	10,505,818	11,402,032
Fidelity Advisor Freedom 2025 Fund	A	2,301,073	3,105,698
Fidelity Advisor Freedom 2030 Fund	T	10,020,873	10,783,266
Fidelity Advisor Freedom 2030 Fund	A	2,730,194	4,041,340
Fidelity Advisor Freedom 2035 Fund	T	5,511,673	6,175,963
Fidelity Advisor Freedom 2035 Fund	A	1,391,213	1,970,796
Fidelity Advisor Freedom 2040 Fund	T	7,981,324	8,955,882
Fidelity Advisor Freedom 2040 Fund	A	1,657,096	2,038,022
Fidelity Advisor Freedom 2045 Fund	A	643,117	1,062,999
Fidelity Advisor Freedom 2045 Fund	T	3,597,864	4,161,512
Fidelity Advisor Freedom 2050 Fund	A	1,413,649	1,625,872
Fidelity Advisor Freedom 2050 Fund	T	3,249,298	3,650,253
Fidelity Advisor Freedom Income Fund	T	2,285,504	2,094,304
Fidelity Advisor Freedom Income Fund	A	651,556	906,851
Fidelity Advisor Growth & Income	T	100,708	110,248
Fidelity Advisor Growth Opportunities Fund	T	255,343	155,764
Fidelity Advisor International Capital App. Fund	T	40	26
Fidelity Advisor Leveraged Company Stock Fund	A	4,210,522	3,460,282
Fidelity Advisor Leveraged Company Stock Fund	T	5,633,047	4,884,180
Fidelity Advisor New Insights Fund	T	2,996,366	4,721,725
Fidelity Advisor New Insights Fund	A	1,250,271	1,715,706
Fidelity Advisor Real Estate	T	68,521	135,888
Fidelity Advisor Real Estate	A	18,942	92,786
Fidelity Advisor Small Cap Fund	T	7,033,967	7,763,754
Fidelity Advisor Stock Selector All Cap	T	115,485	97,958
Fidelity Advisor Stock Selector Mid Cap Fund	T	399,483	237,501
Fidelity Advisor Strategic Income	A	38,711	75,474
Fidelity VIP Asset Manager Portfolio	Initial	10,999,737	8,689,161
Fidelity VIP Equity Income	Initial	5,315,486	3,529,763
Fidelity VIP Growth	Initial	13,660,805	10,133,250

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

3.              Investment Transactions (continued)

Name	Class	Sales	Purchases
Fidelity VIP High Income	Initial	$13,146,836	$10,354,628
Fidelity VIP II ContraFund	Initial	29,445,529	27,118,542
Fidelity VIP Overseas	Initial	5,521,590	4,383,931
Fifth Third All Cap Value	A	293,005	195,534
Fifth Third Mid Cap Growth	A	151,284	251,682
Fifth Third Quality Growth	A	32,174	17,782
Fifth Third Strategic Income	A	152,907	130,441
Franklin Templeton Flex Cap Growth	R	2,462,317	3,711,766
Franklin Templeton Foreign	A	748,019	1,004,989
Franklin Templeton Foreign	R	1,178,495	1,140,672
Franklin Templeton Global Bond Fund	A	151,022	396,503
Franklin Templeton Global Bond Fund	R	141,759	254,962
Franklin Templeton Growth	A	614,855	535,164
Franklin Templeton Growth	R	17,033	34,055
Franklin Templeton Growth	R	1,202,381	803,638
Franklin Templeton Small Cap Value	A	532,954	617,881
Franklin Templeton Small Cap Value	R	1,303,610	1,328,199
Franklin Templeton Small/Mid Cap Growth	R	243,923	289,101
Franklin Templeton Strategic Income	A	6,688	13,126
Franklin Templeton Strategic Income	R	4,757,866	5,199,709
Goldman Sachs Growth Strategy	Institn’l	27,720	21,595
Goldman Sachs Growth Strategy	Service	8	16
Goldman Sachs Mid Cap Value	Institn’l	19,270,716	29,230,408
Goldman Sachs Mid Cap Value	Service	3,789,144	5,494,610
Goldman Sachs Small Cap Value	Institn’l	10,291,649	13,934,993
Goldman Sachs Small Cap Value	Service	3,271,539	4,697,969
Goldman Sachs Structured International Equity	Institn’l	3,453,089	3,330,055
Goldman Sachs Structured International Equity	Service	389,555	450,714
Goldman Sachs Technology Tollkeeper	Institn’l	8,759,717	10,086,378
Goldman Sachs Technology Tollkeeper	Service	3,580,034	4,653,219
Henssler Equity	Inv.	393,484	668,761
Invesco Capital Development Fund	R	855	1,618
Invesco Capital Development Fund	Institn’l	72,897	62,603
Invesco Diversified Dividend	Adv.	553,321	854,866
Invesco Diversified Dividend	Inv.	115,852	163,432
Invesco Dynamics Fund	Inv.	536,779	366,295
Invesco Dynamics Fund	A	25,357	47,082
Invesco Energy Fund	Inv.	1,374,575	1,639,306

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

3.              Investment Transactions (continued)

Name	Class	Sales	Purchases
Invesco Energy Fund	A	$3,327,227	$3,812,608
Invesco Global Equity Fund	Institn’l	217,456	185,351
Invesco Global Equity Fund	A	59,484	84,094
Invesco Global Health Care Fund	Inv.	357,817	261,416
Invesco Global Health Care Fund	A	508,559	650,008
Invesco International Growth Fund	Institn’l	1,334,528	1,268,324
Invesco International Growth Fund	R	327,844	361,681
Invesco Leisure Fund	A	100,266	71,096
Invesco Mid Cap Core Equity Fund	A	2,831,371	3,282,692
Invesco Mid Cap Core Equity Fund	R	3,109,151	3,176,105
Invesco Small Cap Growth Fund	A	5,592,063	5,550,786
Invesco Small Cap Growth Fund	R	3,299,859	3,554,979
Invesco Technology Fund	A	262,780	202,173
Invesco Van Kampen Value Opp	R	104,146	188,780
Invesco Van Kampen Value Opp	Adv.	397,660	705,085
Janus Aspen Balanced	S	3,504	6,889
Janus Aspen Flexible Bond Portfolio	Institn’l	22,244,024	28,451,583
Janus Aspen Perkins Mid Cap Value Portfolio	Service	714,946	866,520
Janus Aspen Worldwide Portfolio	Institn’l	4,653,503	2,932,313
Janus Balanced	R	365,159	697,660
Janus Forty Fund	R	3,344,981	2,280,968
Janus Forty Fund	A	589,550	1,041,286
Janus Growth & Income Fund	R	255,586	357,959
Janus Intech Risk Managed Growth Fund	S	2,728,154	2,510,801
Janus Perkins Mid Cap Value	R	2,580,751	3,352,889
Janus Perkins Mid Cap Value	A	2,343,564	2,837,473
Janus Perkins Small Cap Value	S	1,920,312	1,938,360
Lord Abbett Classic Stock Fund	A	21,137	31,117
Lord Abbett Classic Stock Fund	R3	150,054	286,173
Lord Abbett Developing Growth	A	29,900	51,620
Lord Abbett Developing Growth Fund	R3	5,122,714	5,883,595
Lord Abbett Developing Growth Fund	P	3,026,751	2,932,620
Lord Abbett Fundamental Equity	R3	453,322	812,159
Lord Abbett Growth Opportunities	A	57,923	57,923
Lord Abbett Growth Opportunities Fund	R3	1,751,270	1,580,822
Lord Abbett Growth Opportunities Fund	P	153,048	192,790
Lord Abbett Mid Cap Value Fund	R3	70,917	120,860
Lord Abbett Mid Cap Value Fund	P	98,441	98,854

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

3.              Investment Transactions (continued)

Name	Class	Sales	Purchases
Lord Abbett Small Cap Blend Fund	R3	$37,473	$31,195
Lord Abbett Small Cap Blend Fund	P	4,497,849	2,780,060
Lord Abbett Small Cap Value Fund	R3	234,395	353,791
Lord Abbett Small Cap Value Fund	P	153,503	209,391
Lord Abbett Value Opportunities Fund	A	1,662,407	2,741,069
Lord Abbett Value Opportunities Fund	R3	849,178	1,503,544
Managers Cadence Capital Appreciation Fund	R	129,175	111,895
Managers Cadence Mid-Cap Fund	R	59,677	58,549
Manning & Napier ProBlend Conservative Term	S	936,325	1,397,627
Manning & Napier ProBlend Extended Term	S	455,269	458,731
Manning & Napier ProBlend Maximum Term	S	110,767	107,151
Manning & Napier ProBlend Moderate Term	S	7,390,621	8,601,613
Marshall Mid Cap Growth	Inv. Y	1,701,535	2,579,050
Marshall Mid Cap Value	Inv. Y	51,032	80,143
Marshall Small Cap Growth	Inv. Y	6,458,470	9,776,067
MFS International New Discovery Fund	A	2,884,235	2,826,427
MFS International New Discovery Fund	R2	47,646	94,152
MFS Mass Investors Growth Stock	R3	3,804,003	5,624,904
MFS Mass Investors Growth Stock	R2	462,140	888,872
MFS Mid Cap Growth Fund	A	10,507	11,333
MFS New Discovery	R2	51,237	87,050
MFS New Discovery	R3	38,632	56,321
MFS Utilities Fund	R3	43,017	58,969
MFS Utilities Fund	R2	334,105	511,959
MFS Value Fund	A	2,534,921	3,121,501
Neuberger Berman Focus Fund	Adv.	14,565	13,673
Neuberger Berman Partners Fund	Adv.	3,776,436	3,163,034
Neuberger Berman Small Cap Growth	R3	8,437	16,780
Neuberger Berman Small Cap Growth	Adv.	1,867,125	1,346,102
Nuveen Mid Cap Growth Opportunities	A	341,185	309,547
Nuveen Mid Cap Growth Opportunities	R3	52,056	83,751
Nuveen Mid Cap Index Fund	R3	2,017,248	2,211,738
Nuveen Mid Cap Value Fund	A	37,762	44,909
Nuveen Mid Cap Value Fund	R3	92,260	54,301
Nuveen Real Estate Securities Fund	A	1,548,986	1,858,921
Nuveen Real Estate Securities Fund	R3	1,716,551	2,187,189
Nuveen Small Cap Index Fund	R3	912,732	1,261,148
Nuveen Small Cap Select Fund	A	231,853	207,699

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

3.              Investment Transactions (continued)

Name	Class	Sales	Purchases
Nuveen Small Cap Select Fund	R3	$177,844	$159,003
Nuveen Small Cap Value Fund	A	24,417	21,788
Nuveen Small Cap Value Fund	R3	18,422	18,776
Nuveen Strategic Growth Allocation	A	262,679	167,084
Nuveen Strategic Growth Allocation	R3	1,209,156	2,047,036
Old Mutual Focused Fund	A	38,604	76,631
OneAmerica Asset Director Portfolio	Adv.	10,555,382	13,524,158
OneAmerica Asset Director Portfolio	O	28,703,631	24,657,203
OneAmerica Investment Grade Bond Portfolio	Adv.	3,430,153	3,989,153
OneAmerica Investment Grade Bond Portfolio	O	14,612,881	14,132,113
OneAmerica Money Market Portfolio	Adv.	13,796,995	13,356,340
OneAmerica Money Market Portfolio	O	25,335,011	25,664,962
OneAmerica Socially Responsive Portfolio	Adv.	488,096	423,837
OneAmerica Socially Responsive Portfolio	O	551,344	463,115
OneAmerica Value Portfolio	Adv.	3,468,501	3,507,990
OneAmerica Value Portfolio	O	15,585,640	13,051,482
Oppenheimer Developing Markets Fund	N	8,483,795	9,068,173
Oppenheimer Developing Markets Fund	A	3,907,190	6,237,408
Oppenheimer Global Fund	N	2,437,113	2,904,196
Oppenheimer Global Opportunities	A	54,612	93,876
Oppenheimer Global Opportunities	N	29,629	57,156
Oppenheimer Global Strategic Income Fund	A	1,716,442	1,182,051
Oppenheimer Global Strategic Income Fund	N	1,101,615	1,447,220
Oppenheimer Gold & Special	A	597,251	844,698
Oppenheimer Gold & Special	N	1,934,907	1,901,553
Oppenheimer International Bond Fund	N	4,575,182	5,731,235
Oppenheimer International Bond Fund	A	1,346,882	2,300,068
Oppenheimer International Growth	A	56,615	77,450
Oppenheimer International Growth	N	520,356	726,658
Oppenheimer International Small Company Fund	N	2,384,852	2,206,753
Oppenheimer Main Street Select Fund	N	468,752	418,891
Oppenheimer Main Street Small and Mid Cap Fund	A	1,868,247	2,055,575
Oppenheimer Main Street Small and Mid Cap Fund	N	1,556,935	1,249,333
Oppenheimer Small & Mid Cap Value Fund	N	4,343,484	2,862,437
Oppenheimer Value Fund	A	5,074	8,745
Oppenheimer Value Fund	N	564,242	938,124
Parnassus Fund		2,630,081	3,663,011
Parnassus Mid-Cap		2,020	3,807

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

3.              Investment Transactions (continued)

Name	Class	Sales	Purchases
Parnassus Small-Cap		$109,389	$164,336
Pax World Balanced	R	271,993	348,706
Pax World Global Green	R	96,002	172,621
Pax World Global Green	Ind.	1,178	1,625
PIMCO All Asset	Admin.	20,473	39,461
Pimco High Yield	R	2,772,040	3,064,760
Pimco High Yield	Admin.	6,944,815	6,993,261
Pimco Real Return	Admin.	1,061,960	1,727,197
Pimco Real Return	R	656,686	879,379
Pimco Total Return	Admin.	45,407,222	62,145,984
Pimco Total Return	R	21,520,542	28,397,556
Pioneer Bond Fund	R	881,991	1,015,982
Pioneer Emerging Markets	A	1,053,512	783,610
Pioneer Equity Income Fund	A	6,924	12,884
Pioneer Equity Income Fund	R	648,355	988,569
Pioneer Fund	R	305,085	305,922
Pioneer Fund Growth Opportunities VCT	I	4,180,167	3,498,000
Pioneer Fund VCT Portfolio	I	5,829,683	3,495,813
Pioneer High Yield Fund	R	1,016,109	1,051,004
Pioneer Mid Cap Value Fund	R	1,282,838	881,440
Pioneer Oak Ridge Large Cap Growth Fund	R	2,046	987
Pioneer Strategic Income	A	4,928	6,302
Prudential Financial Services Fund	A	252,192	346,156
Prudential Financial Services Fund	Z	331,018	426,920
Prudential Global Real Estate	Z	642,701	912,486
Prudential Global Real Estate	A	512,115	885,390
Prudential High-Yield	Z	1,892,846	2,926,386
Prudential High-Yield	A	847,629	1,339,749
Prudential Jennison 20/20 Focus	Z	381,778	732,490
Prudential Jennison 20/20 Focus	A	251,936	397,397
Prudential Jennison Health Sciences Fund	A	291,586	487,782
Prudential Jennison Health Sciences Fund	Z	255,848	441,523
Prudential Jennison Mid Cap Growth Fund	A	1,058,119	1,933,190
Prudential Jennison Mid Cap Growth Fund	Z	6,217,361	9,146,145
Prudential Jennison Natural Resources Fund	A	716,500	1,240,556
Prudential Jennison Natural Resources Fund	Z	1,336,786	2,132,952
Prudential Total Return Bond	Z	546,765	954,796
Prudential Total Return Bond	A	697,111	1,150,909

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

3.              Investment Transactions (continued)

Name	Class	Sales	Purchases
Ridgeworth High Income	A	$3,430,182	$6,214,163
Ridgeworth High Income	R	539,388	903,898
Ridgeworth Large Cap Value	Institn’l	3,326,767	5,442,271
Ridgeworth Large Cap Value	A	1,020,001	1,449,626
Ridgeworth Mid-Cap Value	Institn’l	1,715,345	2,762,672
Ridgeworth Mid-Cap Value	A	484,070	647,658
Ridgeworth Small Cap Value	Institn’l	205,082	357,617
Ridgeworth Small Cap Value	A	128,484	207,696
Russell Emerging Markets	S	25,418	19,890
Russell Global Real Estate Securities	S	1,818,705	1,994,390
Russell LifePoints 2015 Strategy Fund	R3	2,174,647	2,335,657
Russell LifePoints 2015 Strategy Fund	R1	2,660,385	4,441,972
Russell LifePoints 2020 Strategy Fund	R3	3,741,211	4,689,922
Russell LifePoints 2020 Strategy Fund	R1	7,227,213	8,234,397
Russell LifePoints 2025 Strategy Fund	R3	1,389,186	1,522,107
Russell LifePoints 2025 Strategy Fund	R1	2,309,562	3,611,699
Russell LifePoints 2030 Strategy Fund	R3	3,097,431	3,932,740
Russell LifePoints 2030 Strategy Fund	R1	4,374,857	5,769,079
Russell LifePoints 2035 Strategy Fund	R3	1,468,495	1,635,822
Russell LifePoints 2035 Strategy Fund	R1	992,292	1,686,708
Russell LifePoints 2040 Strategy Fund	R3	2,196,989	2,733,933
Russell LifePoints 2040 Strategy Fund	R1	4,445,567	5,979,849
Russell LifePoints 2045 Strategy Fund	R3	523,178	643,167
Russell LifePoints 2045 Strategy Fund	R1	883,318	1,585,650
Russell LifePoints 2050 Strategy Fund	R3	650,410	872,928
Russell LifePoints 2050 Strategy Fund	R1	1,256,141	1,879,913
Russell LifePoints Balanced Strategy Fund	R1	7,191,546	9,304,364
Russell LifePoints Balanced Strategy Fund	R3	9,744,201	12,068,584
Russell LifePoints Conservative Strategy Fund	R1	1,710,252	2,262,809
Russell LifePoints Conservative Strategy Fund	R3	3,221,720	3,424,793
Russell LifePoints Equity Growth Strategy Fund	R1	1,116,364	998,527
Russell LifePoints Equity Growth Strategy Fund	R3	2,614,352	2,573,611
Russell LifePoints Growth Strategy Fund	R1	1,858,948	1,893,199
Russell LifePoints Growth Strategy Fund	R3	2,909,870	3,007,698
Russell LifePoints In Retirement Fund	R1	8,010,269	12,288,203
Russell LifePoints In Retirement Fund	R3	5,821,284	8,489,270
Russell LifePoints Moderate Strategy Fund	R3	2,364,944	2,852,242
Russell LifePoints Moderate Strategy Fund	R1	2,327,289	2,150,618

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

3.              Investment Transactions (continued)

Name	Class	Sales	Purchases
Russell Short Duration Bond Fund	S	$365	$545
Russell U.S. Core Equity Fund	S	54,390	39,487
Russell U.S. Quantitative Equity Fund	S	137	254
State Street S&P 500	Admin.	45,291,486	38,530,206
State Street S&P Equity Index 500	R	9,715,971	11,489,099
T. Rowe Price Blue Chip Growth	R	1,242,393	1,358,734
T. Rowe Price Equity Income	R	4,699,128	5,844,253
T. Rowe Price Equity Income Portfolio		22,401,564	22,074,574
T. Rowe Price European Stock		193,299	202,564
T. Rowe Price Growth Stock	Adv.	15,484,161	12,283,501
T. Rowe Price Growth Stock Fund	R	3,282,628	3,597,607
T. Rowe Price International Growth & Income	Adv.	3,325,399	3,467,068
T. Rowe Price International Growth & Income	R	1,515,036	1,541,610
T. Rowe Price International Stock	R	238,779	235,622
T. Rowe Price Mid Cap Growth Fund	R	3,071,534	3,895,063
T. Rowe Price Mid Cap Value	Adv.	852,334	866,211
T. Rowe Price Mid Cap Value	R	1,152,087	1,256,932
T. Rowe Price Retirement 2015	Adv.	3,096,548	5,969,968
T. Rowe Price Retirement 2015	R	1,918,091	3,060,516
T. Rowe Price Retirement 2020	Adv.	2,616,352	4,775,239
T. Rowe Price Retirement 2020	R	2,547,363	4,544,633
T. Rowe Price Retirement 2025	Adv.	757,688	1,483,735
T. Rowe Price Retirement 2025	R	1,198,572	2,284,996
T. Rowe Price Retirement 2030	Adv.	3,652,093	6,648,088
T. Rowe Price Retirement 2030	R	1,883,645	3,321,506
T. Rowe Price Retirement 2035	Adv.	1,239,310	2,446,161
T. Rowe Price Retirement 2035	R	1,219,268	2,029,158
T. Rowe Price Retirement 2040	Adv.	1,607,337	3,072,194
T. Rowe Price Retirement 2040	R	1,376,755	2,454,514
T. Rowe Price Retirement 2045	Adv.	408,362	806,027
T. Rowe Price Retirement 2045	R	570,207	1,032,811
T. Rowe Price Retirement 2050	Adv.	105,302	207,346
T. Rowe Price Retirement 2050	R	363,073	692,873
T. Rowe Price Retirement 2055	Adv.	11,423	22,493
T. Rowe Price Retirement 2055	R	48,759	95,927
T. Rowe Price Retirement Income	Adv.	95,938	190,582
T. Rowe Price Retirement Income	R	348,833	713,528
Thornburg Core Growth	R3	2,332,929	1,589,386

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

3.              Investment Transactions (continued)

Name	Class	Sales	Purchases
Thornburg Core Growth	R5	$6,930,686	$4,280,243
Thornburg International Value	R5	8,144,389	9,784,679
Thornburg International Value	R3	5,680,586	7,282,311
Thornburg Invest Income Builder	R3	182,769	326,365
Thornburg Limited Term Income	R3	3,696,119	4,361,625
Thornburg Limited Term U.S. Government	R3	218,908	132,276
Thornburg Value	R3	2,791,918	2,080,093
TIAA-CREF Bond Index	R	71,602	140,098
TIAA-CREF Growth & Income	R	364,834	696,722
TIAA-CREF International Equity Index	R	261,316	465,500
TIAA-CREF Large Cap Growth Index	R	447,335	872,306
TIAA-CREF Large Cap Value Index	R	108,011	202,762
TIAA-CREF Social Choice Equity	R	199,115	331,065
Timothy Conservative Growth	A	44,384	58,865
Timothy Strategic Growth	A	21,400	38,488
Vanguard ShortTerm Federal Fund	Inv.	3,194,588	4,143,971
Vanguard VIF Small Company Growth Portfolio		29,180,547	50,288,440
Total		$1,495,386,914	$1,719,586,710

4.              Indemnification

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the risk of loss to be remote.

5.              New Accounting Standard

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 requires reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. The Variable Account did not own any Level 3 investments at December 31, 2011; therefore, additional disclosure was not required.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

5.              New Accounting Standard (continued)

hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has evaluated the implications of ASU No. 2011-04 and its impact on the financial statements. The Variable Account will adopt this requirement upon the effective date.

OneAmerica Financial

Partners, Inc.

Report of Independent Auditors

On Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Report of Independent Auditors

To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, of changes in shareholder’s equity and comprehensive income, and of cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and its subsidiaries (the “Company”) at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

March 19, 2012

OneAmerica Financial Partners, Inc.

Consolidated Balance Sheets

December 31	2011	2010
	(in millions)
Assets
Investments:
Fixed maturities - available for sale, at fair value: (amortized cost: 2011 - $11,109.1; 2010 - $10,170.2)	$12,323.1	$10,911.3
Equity securities at fair value: (cost: 2011 - $65.2; 2010 - $58.5)	65.1	58.4
Mortgage loans	1,620.0	1,537.8
Real estate, net	50.6	50.3
Policy loans	262.4	252.8
Short-term and other invested assets	33.4	28.7
Cash and cash equivalents	293.5	166.0
Total investments	14,648.1	13,005.3

Accrued investment income	146.7	140.8
Reinsurance receivables	2,388.3	2,262.1
Deferred acquisition costs	359.6	531.4
Value of business acquired	44.9	69.1
Property and equipment, net	49.9	51.5
Insurance premiums in course of collection	11.3	23.2
Federal income taxes recoverable	5.8	—
Other assets	72.4	91.1
Assets held in separate accounts	8,243.8	8,184.1
Total assets	$25,970.8	$24,358.6

Liabilities and shareholder’s equity
Liabilities
Policy reserves	$13,123.7	$12,030.1
Other policyholder funds	1,290.3	1,154.3
Pending policyholder claims	226.8	229.8
Surplus notes and notes payable	275.0	275.0
Federal income taxes	337.6	272.7
Other liabilities and accrued expenses	299.1	283.8
Deferred gain on indemnity reinsurance	52.9	53.9
Liabilities related to separate accounts	8,243.8	8,184.1
Total liabilities	23,849.2	22,483.7
sShareholder’s equity
Common stock, no par value - authorized 1,000 shares; issued and outstanding 100 shares	—	—
Retained earnings	1,653.1	1,542.1
Accumulated other comprehensive income:
Unrealized appreciation of securities, net of tax	527.9	367.5
Benefit plans, net of tax	(59.4)	(34.7)
Total shareholder’s equity	2,121.6	1,874.9
Total liabilities and shareholder’s equity	$25,970.8	$24,358.6

The accompanying notes are an integral part of the consolidated financial statements.

OneAmerica Financial Partners, Inc.

Consolidated Statements of Operations

	Year ended December 31
(in millions)	2011	2010	2009

Revenues:
Insurance premiums and other considerations	$399.5	$408.6	$380.3
Policy and contract charges	183.0	181.3	168.8
Net investment income	733.7	693.1	638.5
Realized investment gains and (losses);
Other-than-temporary impairments on fixed maturity securities	—	—	(12.2)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	—	—	0.1
Other realized investment gains	24.4	36.3	23.0
Other income	46.3	26.6	18.2
Total revenues	1,386.9	1,345.9	1,216.7

Benefits and expenses:
Policy benefits	417.0	412.7	358.0
Interest expense on annuities and financial products	349.7	328.6	314.2
General operating expenses	239.5	214.5	210.8
Commissions	76.3	73.1	60.5
Amortization	92.5	91.8	81.3
Dividends to policyholders	28.4	27.7	26.6
Interest expense on surplus notes and notes payable	19.8	19.8	19.8
Total benefits and expenses	1,223.2	1,168.2	1,071.2

Income before income tax expense	163.7	177.7	145.5
Income tax expense	52.7	55.8	42.8
Net income	$111.0	$121.9	$102.7

The accompanying notes are an integral part of the consolidated financial statements.

OneAmerica Financial Partners, Inc.

Consolidated Statements of Changes in Shareholder’s Equity and Comprehensive Income

			Accumulated other
			comprehensive income (loss)
			Unrealized
			appreciation/
			(depreciation)	Benefit
	Common	Retained	of securities,	plans,
(in millions)	stock	earnings	net of tax	net of tax	Total

Balances, December 31, 2008	$—	$1,317.5	$(233.8)	$(41.4)	$1,042.3
Comprehensive income:
Net income	—	102.7	—	—	102.7
Other comprehensive income	—	—	477.9	16.1	494.0
Total comprehensive income					596.7

Balances, December 31, 2009	—	1,420.2	244.1	(25.3)	1,639.0
Comprehensive income:
Net income	—	121.9	—	—	121.9
Other comprehensive income	—	—	123.4	(9.4)	114.0
Total comprehensive income					235.9

Balances, December 31, 2010	—	1,542.1	367.5	(34.7)	1,874.9
Comprehensive income:
Net income	—	111.0	—	—	111.0
Other comprehensive income	—	—	160.4	(24.7)	135.7
Total comprehensive income					246.7

Balances, December 31, 2011	$—	$1,653.1	$527.9	$(59.4)	$2,121.6

The accompanying notes are an integral part of the consolidated financial statements.

OneAmerica Financial Partners, Inc.

Consolidated Statements of Cash Flows

	Year ended December 31
(in millions)	2011	2010	2009

Cash flows from operating activities:
Net income	$111.0	$121.9	$102.7
Adjustments to reconcile net income to net cash:
Amortization	92.5	91.8	81.3
Depreciation	12.2	12.3	12.8
Deferred taxes	(1.4)	15.9	9.6
Realized investment gains, net	(24.4)	(36.3)	(10.9)
Policy acquisition costs capitalized	(121.6)	(117.5)	(93.9)
Interest credited to deposit liabilities	323.8	301.6	286.7
Fees charged to deposit liabilities	(79.7)	(81.4)	(80.1)
Amortization and accrual of investment income	(11.0)	(11.0)	(5.2)
Increase in insurance liabilities	126.6	181.4	37.5
Increase in other assets	(106.4)	(124.3)	(77.3)
Increase (decrease) in other liabilities	(29.8)	(2.8)	23.0
Net cash provided by operating activities	291.8	351.6	286.2
Cash flows from investing activities:
Purchases:
Fixed maturities, available-for-sale	(2,306.4)	(2,069.1)	(1,704.8)
Equity securities	(10.6)	(4.4)	(19.7)
Mortgage loans	(268.3)	(212.9)	(214.8)
Real estate	(2.3)	(4.9)	(1.6)
Short-term and other invested assets	(10.7)	(66.2)	(36.7)
Proceeds from sales, calls or maturities:
Fixed maturities, available-for-sale	1,404.1	1,191.9	856.5
Equity securities	4.1	42.1	30.8
Mortgage loans	187.1	168.3	139.5
Real estate	—	0.4	—
Short-term and other invested assets	2.2	64.4	22.2
Net transfer from disposal of stop loss operations	(8.7)	—	—
Acquisition, net of cash acquired	—	(13.1)	—
Net cash used by investing activities	(1,009.5)	(903.5)	(928.6)
Cash flows from financing activities:
Deposits to insurance liabilities	3,302.6	2,637.1	2,517.0
Withdrawals from insurance liabilities	(2,447.8)	(2,118.4)	(1,898.2)
Other	(9.6)	(8.6)	(10.0)
Net cash provided by financing activities	845.2	510.1	608.8
Net increase (decrease) in cash and cash equivalents	127.5	(41.8)	(33.6)
Cash and cash equivalents beginning of year	166.0	207.8	241.4
Cash and cash equivalents end of year	$293.5	$166.0	$207.8

The accompanying notes are an integral part of the consolidated financial statements.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements

1.    Nature of Operations

OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML), R. E. Moulton and McCready and Keene, Inc (MCAK). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica.  Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

The Company’s focus is to provide a range of insurance and financial products and services to customers throughout the United States.   Business is conducted through three primary operating divisions:

•      Retirement Services Operations offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals.  These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company’s career agents.

•      Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets.  Products marketed by Individual Operations are distributed through a career agency force, brokers, personal producing general agents and banks.

•      Employee Benefits Operations offers traditional and voluntary group life and disability products primarily to employer groups.  These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2.    Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).  Significant intercompany transactions have been eliminated.  AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP.  These financial statements are described in detail in Note 14—Statutory Information.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Investments

Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, and equity securities are categorized as available-for-sale and are stated at fair value.  Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

2.    Significant Accounting Policies, continued

Costs incurred or fees received upon origination of investments are deferred.  Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments.  The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts.  The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Realized investment gains and losses”.  The allowance for loan losses is based upon an estimate utilizing various methodologies, including discounted cash flows of the amount of the loan that will not be collected according to the terms of the loan agreement.  For further detail refer to Note 4-Investments.

Real estate is reported at cost, less accumulated depreciation.  Depreciation is calculated (straight line) over the estimated useful lives of the related assets.  Investment in real estate is net of accumulated depreciation of $62.3 million and $58.3 million at December 31, 2011 and 2010, respectively.  Depreciation expense for investment in real estate amounted to $3.5 million, $3.3 million and $3.0 million for 2011, 2010, and 2009, respectively.

Policy loans are carried at their unpaid balance not to exceed the cash surrender value of the related policies.  Other invested assets are reported at cost, plus the Company’s equity in undistributed net equity since acquisition.  Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at market value.   Short-term financial instruments with durations less than three months are considered to be cash equivalents.  The carrying amount for cash and cash equivalents approximates market value.

Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts.  GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary.  In accordance with the Company’s investment impairment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include 1) the significance of the decline, 2) the intent to sell the investment and likelihood the Company will be required to sell the security before recovery of its amortized cost, 3) the time period during which there has been a significant decline in value, and 4) a fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer.  For fixed maturity securities that are in an unrealized loss position, an other-than-temporary impairment must be recognized in earnings when the Company either has the intent to sell the security, or it is more likely than not the Company will be required to sell before its anticipated recovery.  The impairment represents the full difference between the security’s amortized cost basis and its fair value at the impairment measurement date.  In addition, if the Company determines it does not expect to recover the amortized cost basis of fixed maturity securities (even if it does not intend to sell or will not be required to sell these securities), the credit portion of the impairment loss is recognized in net income and the non-credit portion, if any, is recognized in a separate component of shareholder’s equity.  The credit portion is the difference between the amortized cost basis of the fixed maturity security and the net present value of its projected future cash flows.  Projected future cash flows are based on qualitative and quantitative factors, including the probability of default, and the estimated timing and amount of recovery.  The cost basis of equity securities is written down to fair value through earnings, when management does not expect to recover cost, or if the Company cannot demonstrate its intent and ability to hold the investment to full recovery.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

Deferred Policy Acquisition Costs

The costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable.  Such costs include commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses.  These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

•             For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

•            For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

•            For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.  For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

•            For miscellaneous group life and health policies, over the premium rate guarantee period.

For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins.  For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance.  Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach.  Under this approach, the Company considers actual returns over a period of time and adjusts future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used.  The future projected return beginning in 2016 is 8.50 percent.  These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in “Accumulated other comprehensive income” and this adjustment is reflected as “valuation adjustment” in Note 5—Other Comprehensive Income (Loss), Note 6-Deferred Policy Acquisition Cost, and Note 7—Valuation of Business Acquired.  The valuation adjustment for certain products includes the estimated impact of loss recognition that would result if the unrealized gains or losses were to be realized.  The valuation adjustment for certain products is limited based on the original capitalized amount.

Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

2.    Significant Accounting Policies, continued

Property and Equipment

Property and equipment includes real estate owned and occupied by the Company.  Property and equipment is carried at cost, net of accumulated depreciation of $129.7 million and $123.8 million as of December 31, 2011 and 2010, respectively.  Buildings are depreciated over 45 years and equipment is generally depreciated over three to ten years.  Depreciation expense for 2011, 2010 and 2009 was $8.7 million, $9.0 million and $9.8 million, respectively.

Assets Held in Separate Accounts

Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts and variable universal life policies.  The assets of these accounts are legally segregated and are valued at fair value.  The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

Premium Revenue and Benefits to Policyholders

The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed.  Such premiums are recognized as premium revenue when due.  Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate.  Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts.  This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.  Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed.  The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances.  The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue.  Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

Reserves for Future Policy and Contract Benefits

Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality.  The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract.  Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses.  The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation.  These assumptions are made at the time the contract is issued.  Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs.  If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits.  The liabilities for group products are generally calculated as an unearned premium reserve.  Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

2.    Significant Accounting Policies, continued

Reinsurance

The Company reinsurers certain risk in the normal course of business to various reinsurers. These reinsurance arrangements are utilized to manage the level of risk retained or in connection with certain transactions.  Reinsurance receivables are reported on a gross basis in the consolidated balance sheets while reinsurance premiums and benefits are reported on a net basis in the consolidated statements of operations.  Refer to Note 11 — Reinsurance for further details.

Policyholders’ Dividends

Policyholders’ dividends on participating policies are based upon actuarial determinations that take into consideration mortality experience, interest, and expenses attributable to the related policies.  The dividend scale is approved annually by the Board of Directors.

Certain Nontraditional Long-Duration Contracts

The Company’s liability for policy reserves includes the following guarantees on variable annuity contracts; Guarantee Minimum Death Benefits (GMDB), Guaranteed Minimum Income Benefits (GMIB), Guarantee Minimum Accumulation Benefits (GMAB), and Guaranteed Minimum Withdrawal Benefits (GMWB).  The GMAB, GMWB, and a small block of GMIB benefits contain embedded derivatives (refer to Note 15—Fair Value) which as of February 2009, the Company discontinued writing these benefits. The embedded derivatives are bifurcated from the account value reserves and recorded at fair value, with changes in the fair value included in policy benefits.

The Company’s exposure to and reserves for these benefits is summarized below.  Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB.  The total account value for our variable annuities that offer some type of guarantee was $1,247.1 million and $1,316.9 million at December 31, 2011 and 2010, respectively.

	As of December 31,
(in millions)	2011	2010

Guaranteed Minimum Death Benefit
Total account value	$1,247.1	$1,316.9
Net amount at risk (1)	68.0	52.4
GAAP reserve	1.3	1.0

Guaranteed Minimum Income Benefit
Total account value	$238.2	$283.8
GAAP reserve	18.2	18.5

Guaranteed Minimum Accumulated Benefit
Total account value	$14.2	$17.6
GAAP reserve	0.6	0.3

Guaranteed Minimum Withdrawal Benefit
Total account value	$141.8	$159.6
GAAP reserve	18.6	(0.3)

(1) Represents the amount of death benefit in excess of the account value.

In accordance with the authoritative guidance on Certain Nontraditional Long Duration Contracts under GAAP, the Company defers certain sales inducements and amortizes them over the anticipated life of the policy.  Sales inducements deferred totaled $2.7 million, $3.6 million and $4.4 million for 2011, 2010 and 2009, respectively.  Amounts amortized totaled $0.2 million, $3.6 million and $6.3 million for 2011, 2010 and 2009, respectively.  The unamortized balance of deferred sales inducements is included in “other assets” and totaled $32.3 million and $29.8 million at December 31, 2011 and 2010, respectively.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

2.    Significant Accounting Policies, continued

Income Taxes

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.  The application of GAAP requires the Company to evaluate the recovery of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized.

Uncertain tax positions are recognized, measured, presented and disclosed in the financial statements according to authoritative guidance.  The Company evaluates uncertain tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable taxing authority.  Uncertain tax positions that meet the “more likely than not” recognition threshold are then evaluated as to the amount of the related tax benefits that can be recognized.  The Company would recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense.  As of December 31, 2011 and 2010, the Company did not record a liability for unrecognized tax benefits resulting from uncertain tax positions.

Comprehensive Income

Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders.  Comprehensive income includes net income, the impact of cumulative adjustments resulting from the adoption of accounting pronouncements, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in the pension liability.

Cash Flows

The Company corrected the classification of cash flows between operating and financing in the Statement of Cash Flows for the years ended December 31, 2010 and 2009 of $10.8 million and $14.7 million, respectively, related to the reporting of Funding Agreement maturities.  The Company believes the effects of this correction are not material to the prior year Statement of Cash Flows.  As a result, the December 31, 2010 and 2009 comparative amounts presented are different than the amounts reported in the previously issued financial statements.

Derivatives

Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value, including certain embedded derivatives.  At December 31, 2011 and 2010, the Company did not hold any freestanding derivative instruments or hedges.  The Company’s GMAB, GMWB and a small block of GMIB benefits contain embedded derivatives.  Refer to “Certain Nontraditional Long-Duration Contracts” above and Note 15—Fair Values for additional information.

Goodwill and Other Intangible Assets

The Company accounts for all business combinations under the purchase method in accordance with authoritative guidance.  Intangible assets acquired, either individually or with a group of other assets, are recognized and measured based on fair value.  An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized.  All indefinite lived intangible assets are tested for impairment at least annually.  The Company performed goodwill testing in 2011 and 2010 and determined the carrying value of goodwill was not impaired.

Total goodwill, which is included in “other assets” on the consolidated balance sheet, was $6.1 million and $23.4 million at December 31, 2011 and 2010, respectively.  The decrease in 2011 reflects the disposal of the stop loss operation.  For further detail refer to Note 3-Acquisitions and Other Significant Transactions.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

2.    Significant Accounting Policies, continued

The Company reports a financial asset representing the value of business acquired (“VOBA”), which is an intangible asset with a finite life.  VOBA represents the present value of future profits embedded in acquired insurance and annuities.  VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the underlying contracts and anticipated future experience, which is updated periodically.  The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised.  Recoverability of the unamortized balance of VOBA is evaluated regularly.  For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value of Business Acquired.

Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance to simplify how entities test goodwill for impairment.  The amendment permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The Company’s early adoption of this guidance effective December 31, 2011 did not have an effect on the Company’s consolidated financial statements.

In May 2011, the FASB issued authoritative guidance to improve and align fair value measurements and disclosure requirements, to ensure that “fair value” has a consistent meaning in both GAAP and IFRSs. The guidance does not require additional fair value measurements, but rather, provides additional guidance on how to measure fair value where its use is already required or permitted by other standards within GAAP.  This guidance is effective for nonpublic entities for fiscal years beginning after December 15, 2011.  The Company will adopt this guidance effective January 1, 2012.

In June 2011, the FASB issued authoritative guidance to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The amendments require that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012 and will be applied retrospectively.  The Company will adopt this guidance effective December 31, 2012.

In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral.  Under the new guidance, acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts.  A company may defer incremental direct costs of contract acquisition that are related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts.  This change is effective for fiscal years beginning after December 15, 2011.  The Company will adopt this guidance effective January 1, 2012 with retrospective application.  The Company is currently in the process of evaluating this change and expects the adoption of this guidance to reduce unamortized DAC and equity.

In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company’s financing receivable portfolio.  The disclosures are effective for nonpublic companies in 2011.  The required disclosures are provided in Note 4-Investments for the Company’s mortgage loan portfolio.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

2.    Significant Accounting Policies, continued

In April 2010, the FASB issued authoritative guidance clarifying that an insurance company should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer’s interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance.  This guidance is effective for annual reporting for periods after December 15, 2010.  The Company’s adoption of this guidance effective January 1, 2011 did not have an effect on the Company’s consolidated financial statements.

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward for Level 3 activity.  Also, this updated fair value guidance clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs.  The Company adopted the effective portions of this guidance for the reporting period ended December 31, 2010 and the disclosures regarding segregating purchases, sales, issuances, and settlements for the reporting period ended December 31, 2011.  The required disclosures are provided in Note 15-Fair Value.

3.    Acquisitions, Dispositions and Other Significant Transactions

On July 1, 2011, Symetra Life Insurance Company assumed the Company’s medical stop loss block of business through a 100 percent indemnity reinsurance agreement.  Under this reinsurance agreement, the Company transferred approximately $34.7 million in reinsured reserves and cash to Symetra on July 1 while Symetra simultaneously paid the Company $26.0 million in cash for the purchase of the renewal rights relating to this block of business.  As part of the transaction, the Company recorded a gain of $8.5 million, of which $5.5 million was recognized in 2011 with the remaining $3.0 million to be amortized in 2012.

On July 1, 2010, OneAmerica acquired 100 percent of McCready and Keene, Inc., a nationally recognized actuarial and employee benefits firm specializing in the design, installation and administration of retirement plans, for $15.3 million in cash.  The transaction resulted in VOBA of $9.0 million and goodwill of $6.1 million.  Refer to Note 7—Value of Business Acquired for further detail regarding current VOBA activity.

In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule.   The transaction resulted in VOBA of $117.1 million.  Refer to Note 7—Value of Business Acquired for further detail regarding current VOBA activity.

On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company’s reinsurance operations; including its life, long term care and international reinsurance business.  The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets.  The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC.  In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables.  The market value of investments held in this trust was $1,899.3 million at December 31, 2011.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

3.  Acquisitions, Dispositions and Other Significant Transactions, continued

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s balance sheet in accordance with authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts.  The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge.  The Company recognized $4.0 million, $4.2 million and $4.2 million of the deferred gain amortization in 2011, 2010 and 2009, respectively.  The deferred gain balance was $49.9 million and $53.9 million at December 31, 2011 and 2010, respectively.

4.   Investments

The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

	December 31, 2011
Description of Securities	Amortized	Gross Unrealized		Fair
(in millions)	Cost	Gains	Losses	Value

Available-for-sale:
US government & agencies	$42.1	$1.8	$0.1	$43.8
State & local government	391.5	48.9	0.4	440.0
Foreign government	31.9	5.5	—	37.4
Corporate - public	6,682.3	741.2	17.5	7,406.0
Corporate - private	1,798.4	211.6	7.3	2,002.7
Residential mortgage-backed	1,349.4	164.9	1.2	1,513.1
Commercial mortgage-backed	609.9	49.9	—	659.8
Other asset backed	203.6	16.9	0.2	220.3
Total fixed maturities	11,109.1	1,240.7	26.7	12,323.1
Equity securities	65.2	0.6	0.7	65.1
Total	$11,174.3	$1,241.3	$27.4	$12,388.2

	December 31, 2010
Description of Securities	Amortized	Gross Unrealized		Fair
(in millions)	Cost	Gains	Losses	Value

Available-for-sale:
US government & agencies	$35.2	$0.9	$0.3	$35.8
State & local government	374.3	4.8	9.7	369.4
Foreign government	32.5	4.4	—	36.9
Corporate - public	6,113.0	480.3	30.5	6,562.8
Corporate - private	1,690.4	154.9	5.2	1,840.1
Residential mortgage-backed	1,235.1	107.6	1.7	1,341.0
Commercial mortgage-backed	522.9	27.6	3.4	547.1
Other asset backed	166.8	12.0	0.6	178.2
Total fixed maturities	10,170.2	792.5	51.4	10,911.3
Equity securities	58.5	0.7	0.8	58.4
Total	$10,228.7	$793.2	$52.2	$10,969.7

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

4.  Investments, continued

The following tables show the gross unrealized losses and the fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

Gross unrealized loss positions for fixed maturities as of December 31, 2011:

	Less Than 12 Months		12 Months or More		Total
Description of Securities	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in millions)	Value	Losses	Value	Losses	Value	Losses

US government & agencies	$1.5	$—	$0.2	$0.1	$1.7	$0.1
State & local government	—	—	7.4	0.4	7.4	0.4
Corporate - public	416.7	12.6	21.6	4.9	438.3	17.5
Corporate - private	159.7	7.0	9.9	0.3	169.6	7.3
Residential mortgage-backed	11.2	0.6	1.5	0.6	12.7	1.2
Other asset backed	18.4	0.2	—	—	18.4	0.2
	$607.5	$20.4	$40.6	$6.3	$648.1	$26.7

Gross unrealized loss positions for fixed maturities as of December 31, 2010:

	Less Than 12 Months		12 Months or More		Total
Description of Securities	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in millions)	Value	Losses	Value	Losses	Value	Losses

US government & agencies	$7.7	$0.1	$0.2	$0.2	$7.9	$0.3
State & local government	209.7	8.5	5.8	1.2	215.5	9.7
Corporate - public	745.7	24.6	73.5	5.9	819.2	30.5
Corporate - private	115.3	4.5	8.3	0.7	123.6	5.2
Residential mortgage-backed	31.0	1.7	3.4	—	34.4	1.7
Commercial mortgage-backed	87.1	3.4	—	—	87.1	3.4
Other asset backed	21.4	0.6	2.2	—	23.6	0.6
	$1,217.9	$43.4	$93.4	$8.0	$1,311.3	$51.4

Obligations of U.S. government, states, political subdivisions and foreign governments.  The unrealized losses on the Company’s investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost, which may be maturity.  In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2011 or 2010.

Corporate Securities.  In 2011, the $24.8 million of gross unrealized losses is comprised of $14.2 million related to investment grade securities and $10.6 million related to below investment grade securities. These unrealized losses were primarily caused by interest rate changes. Approximately $3.4 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months. There was one individual issuer with gross unrealized losses of $2.9 million.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

4.  Investments, continued

In 2010, the $35.7 million of gross unrealized losses is comprised of $30.2 million related to investment grade securities and $5.5 million related to below investment grade securities.  Approximately $5.4 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months.  There were no individual issuers with gross unrealized losses greater than $2.8 million.

The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2011 or 2010.

Mortgage-Backed Securities.  The unrealized losses on the Company’s investment in residential and commercial mortgage-backed securities were caused by interest rate changes.  Over 99 percent of the residential mortgage-backed securities are issued by Government Sponsored Enterprises.  Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company’s investment because the decline in market value is attributable to changes in interest rates and not credit quality.  The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2011 or 2010.

Gross Unrealized Loss Positions for Marketable Equity Securities:

	Less Than 12 Months		12 Months or More		Total
Description of Securities	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in millions)	Value	Losses	Value	Losses	Value	Losses

December 31, 2011	$3.8	$0.5	$0.4	$0.2	$4.2	$0.7
December 31, 2010	$2.5	$0.2	$4.0	$0.6	$6.5	$0.8

Marketable Equity Securities. Gross unrealized losses on equity securities were $0.7 million and $0.8 million as of December 31, 2011 and 2010, respectively.   The Company has the ability and intent to hold these investments until a recovery of cost.   In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2011 or 2010.

Contractual Maturities.  The amortized cost and fair value of fixed maturity securities at December 31, 2011, by contractual average maturity, are shown below.  Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.  Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

4.  Investments, continued

	Available-for-Sale
(in millions)	Amortized Cost	Fair Value

Due in one year or less	$311.1	$316.9
Due after one year through five years	2,579.1	2,805.7
Due after five years through 10 years	3,274.4	3,623.0
Due after 10 years	2,781.6	3,184.3
	8,946.2	9,929.9
Mortgage-backed securities	2,162.9	2,393.2
	$11,109.1	$12,323.1

Net investment income for the years ended December 31, consisted of the following:

(in millions)	2011	2010	2009

Fixed maturity securities	$624.2	$582.5	$535.1
Equity securities	1.7	1.6	2.4
Mortgage loans	101.5	100.3	94.4
Real estate	18.0	15.8	18.1
Policy loans	15.6	15.2	15.2
Other	6.9	6.5	6.5
Gross investment income	767.9	721.9	671.7
Investment expenses	34.2	28.8	33.2
Net investment income	$733.7	$693.1	$638.5

Investment detail regarding fixed maturities for the years ended December 31, was as follows:

(in millions)	2011	2010	2009

Proceeds from the sale of investments in fixed maturities	$654.6	$765.4	$516.9

Gross realized gains on the sale of fixed maturities	29.1	30.6	32.4
Gross realized losses on sale of fixed maturities	(3.5)	(1.4)	(5.6)

Change in unrealized appreciation	472.9	267.0	926.2

The Company does not accrue income on non-income producing investments. The Company had one non-income producing fixed maturity investment at December 31, 2010 with no book value.  There were no non-income producing fixed maturity investments at December 31, 2011.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

4.  Investments, continued

Realized investment gains (losses), for the years ended December 31, consisted of the following:

(in millions)	2011	2010	2009

Fixed maturity securities	$25.6	$29.2	$26.8
Equity securities	0.3	6.4	4.2
Mortgage loans	(1.6)	0.9	(2.4)
Other	0.1	(0.2)	(0.5)
Impairments in fixed maturitities	—	—	(12.2)
Impairments in equities	—	—	(5.0)
Realized investment gains (losses)	$24.4	$36.3	$10.9

Mortgage Loans

The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor.  At December 31, 2011, the largest geographic concentrations of commercial mortgage loans were in Texas, California, and Illinois where approximately 27 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2011		2010
(in millions)	Amount	% of Total	Amount	% of Total

Apartments	$83.1	5.1%	$77.0	5.0%
Industrial/warehouse	423.3	26.1%	444.7	28.9%
Medical office	81.9	5.1%	80.9	5.3%
Office	292.9	18.1%	264.1	17.1%
Retail	637.9	39.3%	542.7	35.3%
Other	102.0	6.3%	129.9	8.4%
Subtotal gross mortgage loans	1,621.1	100.0%	1,539.3	100.0%
Valuation allowance	(1.1)		(1.5)
Balance, end of year	$1,620.0		$1,537.8

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected.  The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors.   The activity in the allowance for losses of all mortgage loans for the years ended December 31, is as follows;

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

4.  Investments, continued

(in millions)	2011	2010	2009

Allowance for losses, beginning of year	$1.5	$2.4	$—
Addition to/(release of) allowance for losses	1.9	0.3	2.4
Reductions	(1.9)	—	—
Charge-offs, net of recoveries	(0.4)	(1.2)	—
Allowance for losses, end of year	$1.1	$1.5	$2.4

Impaired mortgage loans identified in management’s specific review of probable loan losses and the related allowance for losses at December 31, 2011 are as follows;

(in millions)	Unpaid Principal Balance	Related Allowance

Apartments	$83.1	$—
Industrial/warehouse	423.3	(0.3)
Medical office	81.9	—
Office	292.9	—
Retail	637.9	(0.8)
Other	102.0	—
Balance, end of year	$1,621.1	$(1.1)

The Company’s commercial mortgage loan portfolio is evaluated and rated annually.  The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system.  This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system identifies potential risks and provides management information to take the appropriate course of action.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

4.  Investments, continued

The Company’s internal rating system, as illustrated below, can be defined as;

•                  Excellent, exceeds most underwriting standards and presents a very low likelihood of loss.

•                  Above average, exceeds some current underwriting standards and presents a low likelihood of loss.

•                  Average, meets current underwriting standards and presents a low likelihood loss.

•                  Below average, does not meet some underwriting standards and a loss might be possible.

•                  Poor, does not meet underwriting standards and a loss would be likely.

	As of December 31,
(in millions)	2011	2010

Excellent	$118.1	$27.6
Above average	888.1	871.5
Average	333.7	393.0
Below average	51.3	54.4
Poor	—	—
Subtotal - rated loans	1,391.2	1,346.5

Below $100,000 and residential - not rated	0.3	0.6
Current year closings - not rated	229.6	192.2
Valuation adjustment	(1.1)	(1.5)
Total	$1,620.0	$1,537.8

The Company does not have any mortgage loans due exceeding 30 days as of December 31, 2011, based upon the recorded investment gross of allowance for credit losses.

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments.   Factors considered may include conversations with the borrower, loss of a major tenant, or bankruptcy of borrower or major tenant.   The Company did not have any loans on nonaccrued status as of December 31, 2011.

In 2011, the Company restructured three mortgage loans with a carrying value of $2.6 million.

The Company had outstanding mortgage loan commitments of approximately $61.3 million and $74.5 million at December 31, 2011 and 2010, respectively.

The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers.  Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans.  In 2009, the Company invested in a limited partnership where the manager of this partnership is investing in structured securities.  Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans.  The book value of this investment was $15.2 million as of December 31, 2011.  The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

5.  Other Comprehensive Income

Accumulated other comprehensive income, at December 31, consisted of the following:

(in millions)	2011	2010	2009

Unrealized appreciation (depreciation):
Fixed maturity securities	$1,214.0	$741.1	$474.1
Equity securities	(0.1)	(0.1)	3.7
Valuation adjustment	(401.4)	(175.5)	(102.3)
Deferred taxes	(284.6)	(198.0)	(131.4)
Total unrealized appreciation, net of tax	527.9	367.5	244.1
Benefit plans, net of tax	(59.4)	(34.7)	(25.3)
Accumulated other comprehensive income	$468.5	$332.8	$218.8

The components of comprehensive income, other than net income, for the years ended December 31, are illustrated below:

(in millions)	2011	2010	2009

Other comprehensive income, net of tax:
Change in benefit plan liability, net of tax - 2011, $13.3; 2010, $5.1; 2009, ($8.7)	$(24.7)	$(9.4)	$16.1
Unrealized appreciation on securities, net of tax - 2011, ($86.6) 2010, ($66.6); 2009, ($257.3)	176.7	140.3	492.8
Reclassification adjustment for gains (losses) included in net income, net of tax - 2011, $8.8; 2010, $9.1; 2009, $8.1	(16.3)	(16.9)	(14.9)
Other comprehensive income, net of tax	$135.7	$114.0	$494.0

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

6.  Deferred Policy Acquisition Costs

The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(in millions)	2011	2010	2009

Balance, beginning of year	$688.2	$653.1	$636.6
Capitalization of deferred acquisition costs	121.6	117.5	93.9
Amortization of deferred acquisition costs	(76.5)	(82.4)	(77.4)
Subtotal	733.3	688.2	653.1
Valuation adjustment	(373.7)	(156.8)	(92.5)
Balance, end of year	$359.6	$531.4	$560.6

7.  Valuation of Business Acquired

The balance of and changes in VOBA, for the years ended December 31, are as follows:

(in millions)	2011	2010	2009

Balance, beginning of year	$88.1	$88.5	$92.4
Acquisitions	—	9.0	—
Amortization	(15.1)	(9.4)	(3.9)
Subtotal	73.0	88.1	88.5
Valuation adjustment	(28.1)	(19.0)	(10.1)
Balance, end of year	$44.9	$69.1	$78.4

The 2009 amortization was lower than 2011 and 2010 due to an interest margin adjustment.

The average expected life of VOBA varies by product, and is 23 years for the overall block of acquired business.  The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

The following table provides estimated future amortization, net of interest, for the periods indicated:

VOBA
(in millions)	Amortization

2012	$7.7
2013	6.1
2014	5.9
2015	5.7
2016	5.4
2017 and thereafter	42.2
Total	$73.0

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

8.  Insurance Liabilities

Insurance liabilities consisted of the following:

	Withdrawal	Mortality or Morbidity	Interest Rate	December 31,
(in millions)	Assumption	Assumption	Assumption	2011	2010

Future policy benefits:
Participating whole life contracts	n/a	Company experience	2.25% to 6.0%	$1,173.3	$1,090.3
Universal life-type contracts	n/a	n/a	n/a	2,291.6	2,112.8
Other individual life contracts	Company experience	Company experience	2.25% to 6.0%	962.7	969.2
Accident and health	n/a	Company experience	n/a	946.7	847.4
Annuity products	n/a	n/a	n/a	7,387.7	6,614.7
Group life and health	n/a	n/a	n/a	361.7	395.7
Other policyholder funds	n/a	n/a	n/a	243.2	252.1
Funding agreements*	n/a	n/a	n/a	1,047.1	902.2
Pending policyholder claims	n/a	n/a	n/a	226.8	229.8
Total insurance liabilities				$14,640.8	$13,414.2

* Funding Agreements are described in detail in Note 12-Surplus Notes, Notes Payable and Lines of Credit.

Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue.  Assumptions for “other individual life contracts” include a provision for adverse deviation.  For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

Participating life insurance policies, for which dividends are expected to be paid, represent approximately 29.4 percent and 28.3 percent of the total individual life insurance in force at both December 31, 2011 and 2010, respectively.  These participating policies represented 38.4 percent and 33.3 percent of statutory life net premium income for 2011 and 2010, respectively.  The amount of dividends to be paid is determined annually by the Board of Directors.

The Company identified an error in its method of computing a Care Solutions annuity product reserve which was corrected in 2011 and resulted in a $7.3 million reduction in the annuity reserve.  This out-of-period adjustment was not material to the periods in which they originated and management believes the error is immaterial to the consolidated financial statements.

9.  Benefit Plans

The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution.  The plan provides defined benefits based on years of service, age and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in “other benefits” in the following disclosures.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

9.  Benefit Plans, continued

The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees hired prior to October 1, 2004 with 10 years of service and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. The life insurance plans are noncontributory, while the medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level.  For post-65 retirees the Company’s contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2011 and 2010.

The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

Obligations and funded status:

	Pension Benefits		Other Benefits
(in millions)	2011	2010	2011	2010

Employer contributions	$12.5	$6.0	$1.9	$1.9
Employee contributions	—	—	1.4	1.2
Benefit payments	4.0	3.3	3.3	3.1
Funded status (deficit)	(53.3)	(22.7)	(51.0)	(44.5)

Amounts recognized in the balance sheet:

	Pension Benefits		Other Benefits
(in millions)	2011	2010	2011	2010

Accrued benefit obligation	$(53.3)	$(22.7)	$(51.0)	$(44.5)
Net amount recognized	$(53.3)	$(22.7)	$(51.0)	$(44.5)

Amounts recognized in other accumulated comprehensive income (before any tax effects):

Net actuarial (gains) losses	$94.8	$61.2	$(0.5)	$(3.9)
Net prior service costs (benefits)	(0.7)	(0.8)	0.1	—
Net transition obligation	(2.2)	(2.9)	—	—
Net amount recognized	$91.9	$57.5	$(0.4)	$(3.9)

The following table represents plan assets and obligations for the defined benefit plan:

	December 31,
(in millions)	2011	2010

Projected benefit obligation	$207.5	$168.5
Accumulated benefit obligation	178.6	146.2
Fair value of plan assets	154.2	145.8

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

9.  Benefit Plans, continued

The following table represents net periodic pension and other benefit costs expense:

	Pension Benefits			Other Benefits
(in millions)	2011	2010	2009	2011	2010	2009

Net periodic benefit cost	$8.7	$6.2	$11.3	$3.9	$2.8	$3.2

Amounts recognized in other comprehensive income:
Net actuarial (gains) losses	33.6	12.3	(25.2)	3.4	1.4	(0.7)
Net prior service costs	0.1	0.1	0.2	0.1	0.2	0.2
Net transition obligation	0.7	0.7	0.7	—	—	—
Total recognized in other comprehensive income, before any tax effects	34.4	13.1	(24.3)	3.5	1.6	(0.5)
Total recognized net periodic pension costs and other comprehensive income, before any tax effects	$43.1	$19.3	$(13.0)	$7.4	$4.4	$2.7

Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $6.8 million, ($0.1) million and ($0.7) million, respectively.

Weighted-average assumptions used to determine benefit obligations at December 31:

	Pension Benefits		Other Benefits
	2011	2010	2011	2010

Discount rate	5.15%	5.80%	5.15%	5.80%
Rate of compensation increase	4.25%	4.25%	6.00%	6.00%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009

Discount rate	5.80%	6.65%	6.40%	5.80%	6.65%	6.40%
Expected long-term return on plan assets	8.50%	8.50%	8.50%	—	—	—
Rate of compensation increase	4.25%	4.25%	4.00%	6.00%	6.00%	6.00%

The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds.  The weighting between these asset classes was based on the assets in our plan.  The long-term returns are updated and evaluated annually.

Assumed health care trend rates at December 31:

	2011	2010

Health care trend rate assumed for next year	8.00%	8.50%
Rate to which the cost trend rate is assumed to decline	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2018	2018

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

9.  Benefit Plans, continued

Plan Assets

The actual pension plan weighted-average asset allocations, by asset category, are 67 and 70 percent for equity securities and 33 and 30 percent for debt securities at December 31, 2011 and 2010, respectively.

The pension plan maintains an investment policy which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets.  The plan seeks to attain diversification by investing in a blend of asset classes and styles.  The target asset allocation is to maintain 70 percent of plan assets in equities and 30 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option.  Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and considers the timing of payment for benefit obligations.

Fair value measurements at December 31, 2011:

(in millions)	Level 1	Level 2	Level 3

Equity separate account investment options	$—	$104.0	$—
Fixed separate account investment options	—	16.9	—
Fixed interest investment option	—	33.3	—
Total	$—	$154.2	$—

The pension plan invests in separate account units where the unit values are calculated based upon observable net asset values from various fund companies.  The fixed interest investment is held in the general account of AUL.  Refer to Note 15—Fair Value for additional discussion regarding the levels of the fair value hierarchy.

Contributions

The Company expects to contribute $9.0 million to its pension plan and $3.2 million to its other postretirement benefit plans in 2012.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(in millions)	Pension Benefits	Other Benefits

2012	$5.0	$3.2
2013	5.4	3.2
2014	6.0	3.3
2015	6.8	3.4
2016	7.6	3.4
Years 2017-2021	51.7	18.4

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

9.  Benefit Plans, continued

Defined Contribution Plans and Deferred Compensation

The Company sponsors a defined contribution savings plan that covers substantially all employees.  The Company match is 50 percent of employee contributions up to 7.0 percent of eligible earnings.  Additional employee voluntary contributions may be made to the plan subject to contribution guidelines.  Company contributions to the plan were $2.9 million, $3.0 million and $2.5 million in 2011, 2010 and 2009, respectively.

The Company has two defined contribution pension plans covering substantially all career agents, except for general agents.  Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan and an additional contribution of up to 4.0 percent (subject to matching on agents’ contributions) of defined commissions are made to the 401(k) plan.  Company contributions expensed for these plans were $1.1 million, $1.0 million and $1.0 million in 2011, 2010 and 2009, respectively.

The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents.  These deferred amounts are payable according to the terms and conditions of the agreements.  Annual costs of the agreements were $4.6 million, $5.2 million and $5.4 million for 2011, 2010 and 2009, respectively.

10. Federal Income Taxes

The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

The federal income tax expense, for the years ended December 31, was as follows:

(in millions)	2011	2010	2009

Current	$54.1	$39.9	$33.2
Deferred	(1.4)	15.9	9.6
Income tax expense	$52.7	$55.8	$42.8

A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of operations, for the years ended December 31, were as follows:

(in millions)	2011	2010	2009

Income tax computed at statutory tax rate:	$57.3	$62.2	$50.9
Tax preferenced investment income	(5.8)	(6.3)	(7.8)
Credits available to offset tax	0.2	(0.3)	(0.7)
Other	1.0	0.2	0.4
Income tax expense	$52.7	$55.8	$42.8

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

10. Federal Income Taxes, continued

The federal income tax (recoverable) liability for the years ended December 31, were as follows:

(in millions)	2011	2010

Current	$(5.8)	$7.1
Deferred	337.6	265.6
Total federal income tax (recoverable) liability	$331.8	$272.7

The significant components of deferred assets and liabilities, as of December 31, are as follows:

(in millions)	2011	2010

Deferred tax assets
Insurance liabilities	$122.2	$113.9
Deferred gain on indemnity reinsurance	18.5	18.9
Employee benefit plans	45.6	31.5
Other	10.9	11.5
Total deferred tax assets	197.2	175.8

Deferred tax liabilities
Deferred policy acquisition costs & value of business acquired	225.6	220.2
Investments	14.1	11.6
Fixed assets and software	10.0	9.5
Unrealized appreciation	284.6	198.0
Other	0.5	2.1
Total deferred tax liabilities	534.8	441.4
Total net deferred tax liability	$337.6	$265.6

Federal income taxes paid were $67.0 million and $36.3 million in 2011 and 2010, respectively. The Company has $6.0 million of net operating losses available to offset future taxable income.  The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income.  If unused, the losses will expire between 2025 and 2027.

If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax assets in doubt.  Based upon the best available information and expectations, the Company believes that it is more likely than not the deferred tax assets will be realized.

Company has reviewed all open tax years for major tax jurisdictions and has concluded that there are no uncertain tax positions that would require a contingent liability to be recorded as of December 31, 2011.  The Company is not aware of any tax position where it is reasonably possible that amounts of unrecognized tax benefits will significantly change in the next 12 months.  Calendar years 2008 through 2011 remain open to examination.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

11. Reinsurance

The Company uses reinsurance to mitigate the risks it underwrites on a direct basis.  For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million.  For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.  The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, were as follows:

(in millions)	2011	2010	2009

Direct premiums	$556.5	$510.8	$481.7
Reinsurance assumed	334.2	352.2	368.9
Reinsurance ceded	(491.2)	(454.4)	(470.3)
Net premiums	399.5	408.6	380.3
Reinsurance recoveries	$476.4	$394.7	$402.4

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract.  If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable.  Seven reinsurers account for approximately 92 percent of the Company’s December 31, 2011, ceded reserves for life and accident and health insurance.    These reinsurers maintain A.M. Best ratings between A+ and A-.  The remainder of such ceded reserves is spread among numerous reinsurers.  Refer to Note 3—Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERAC, the Golden Rule transaction in 2005, and the Symetra transaction in 2011.

12. Surplus Notes, Notes Payable and Lines of Credit

In September 2006, the Company enhanced its financial flexibility through AUL and State Life’s membership in the Federal Home Loan Bank of Indianapolis (FHLBI).  FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements.  The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income.  The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5 percent of outstanding borrowings.  At December 31, 2011, the carrying value of the FHLBI common stock was $54.8 million.  The carrying value of the FHLBI common stock approximates fair value.

Funding Agreements associated with the FHLBI totaled $1,045.5 million and $900.6 million as of December 31, 2011 and 2010, respectively.  The proceeds were used to purchase bonds.  The Company closely matches the maturities of the Funding Agreements with bond maturities.  The Funding Agreements are classified as Deposit Type Contracts with a carrying value of $1,047.1 million and $902.2 million at December 31, 2011 and 2010, respectively. The average interest rate on these Funding Agreements is 3.72 percent and range from 0.76 percent to 4.59 percent.  Maturities for the Funding Agreements range from February 2013 to November 2021.   Interest was paid in the amount of $35.1 million and $34.3 million in 2011 and 2010, respectively.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

12. Surplus Notes, Notes Payable and Lines of Credit, continued

The Funding Agreements are collateralized by bond and mortgage investments and are maintained in a custodial account for the benefit of the FHLBI.  Total pledged assets amounted to $1,642.1 million and $1,373.6 million at December 31, 2011 and 2010, respectively and are included in fixed maturities and mortgages reported on the balance sheet.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates.  While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $85.9 million at December 31, 2011.

On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033.  Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate.   The notes are an unsecured senior obligation and will rank equally with any of the Company’s senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries.   The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations.  Interest paid was $14.0 million in 2011, 2010 and 2009.

On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026.  Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate.  Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance.  The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes.  Interest paid was $5.8 million in 2011, 2010 and 2009.

Surplus Notes and Senior Notes:

(in millions)	2011	2010

Senior notes, 7%, due 2033	$200.0	$200.0
Surplus notes, 7.75%, due 2026	75.0	75.0
Total notes payable	$275.0	$275.0

13. Commitments and Contingencies

Various lawsuits have arisen in the ordinary course of the Company’s business.  In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

Recent attention has been focused on life insurance companies’ processes and procedures used to identify unreported death claims and whether life insurance companies used the Social Security Administration’s Master Death File to identify deceased policy and contract holders.  Additionally, regulators and state legislators are considering proposals that would require life insurance companies to take additional steps to identify unreported deceased policy and contract holders.  The Company believes these developments will not result in a material adverse impact on the financial condition, operations or cash flows of the Company.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

14. Statutory Information

AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile.  Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners’ (NAIC) publications.

A reconciliation of SAP surplus to GAAP equity at December 31 follows:

(in millions)	2011	2010

SAP surplus	$1,154.9	$1,069.4
Asset valuation reserve	94.6	86.9
Deferred policy acquisition costs	733.3	688.2
Value of business acquired	64.6	79.1
Adjustments to policy reserves	(192.4)	(168.7)
Interest maintenance reserves (IMR)	39.7	34.6
Unrealized gain on invested assets, net	527.9	367.5
Surplus notes	(75.0)	(75.0)
Deferred gain on indemnity reinsurance	(52.9)	(53.9)
Deferred income taxes	(126.7)	(126.4)
Other, net	(46.4)	(26.8)
GAAP equity	$2,121.6	$1,874.9

A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

(in millions)	2011	2010	2009

SAP net income	$105.4	$94.2	$89.9
Deferred policy acquisition costs	44.9	35.1	16.5
Value of business acquired	(14.5)	(9.0)	(3.6)
Adjustments to policy reserves	(23.4)	8.0	6.2
Deferred income taxes	(3.3)	(15.6)	(8.1)
Realized gains, net of tax	18.4	16.9	4.9
IMR amortization	(10.8)	(6.0)	(3.5)
Other, net	(5.7)	(1.7)	0.4
GAAP net income	$111.0	$121.9	$102.7

Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $28.4 million and $28.5 million at December 31, 2011 and 2010, respectively.

State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica.  No dividends were paid in 2011, 2010, or 2009.  State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments.  Under state statutes, dividends would be limited to approximately $146 million in 2012.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability.  The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.  The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.  The levels of the fair value hierarchy are as follows:

•                  Level 1 — Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities.  These generally provide the most reliable evidence and are used to measure fair value whenever available.  Active markets provide current pricing data on a more frequent basis.  Examples include certain U.S. Treasury securities and exchange-traded equity securities.

•                  Level 2 — Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.

•                  Level 3 — Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Non-binding broker quotes on certain fixed maturity securities, which are utilized when pricing service information is not available, are reviewed for reasonableness by the Company, and are generally considered Level 3.  Examples include certain public and private corporate securities, certain mortgage-backed securities and other less liquid securities (such as FHLBI stock and limited partnerships), and embedded derivatives resulting from certain products with guaranteed benefits.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy.  In such cases, the level disclosed is based on the lowest level significant to the fair value measurement.  The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

The methods and assumptions the Company uses to estimate fair values of assets and liabilities measured on a recurring basis are summarized below.

Fixed maturity securities - are based on quoted market prices where available.  For fixed maturity securities not actively traded, fair values are estimated using values obtained from a number of independent pricing sources.  In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate consistent with the industry sector, credit quality and maturity of each investment, taking into account the reduced liquidity associated with the security.  To the extent that management determines that such non-observable inputs, such as a liquidity adjustment, are not significant to the price of a security, a Level 2 classification is made.  For residential mortgage-backed securities, the primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.  For commercial mortgage-backed securities, the primary inputs to the valuation include the same for residential except for prepayment speeds.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value, continued

Most of the mortgage-backed security inputs are market observable and have been primarily classified as Level 2.  US Treasury notes traded in an active market are reported as Level 1. Securities with quotes from pricing services are generally reflected within Level 2.  If the Company concludes that pricing information from the independent pricing service is not reflective of market activity, non-binding broker quotes may be used.  When observable market data is not available, the security is reported in Level 3.

Equity securities — consist of investments in common and preferred stock of publicly and privately traded securities as well as common stock mutual funds shares.  The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy.  Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment and therefore may use unobservable inputs.  Most privately traded equity securities, the majority being FHLBI stock, are classified within Level 3.

Short-term and other invested assets — the short-term investments are typically not traded in active markets, however the fair values are based on market observable inputs and are categorized accordingly within Level 2. Other invested assets include limited partnerships that are carried at fair value.  Fair value is determined based on the net asset value provided by the limited partnership manager (except where the Company has a minor interest) and is classified as Level 3.

Cash equivalents — include money market instruments and other highly liquid debt instruments.  Money market instruments are generally valued using unadjusted quoted prices in active markets and are primarily classified as Level 1.  The remaining cash equivalents are not traded in active markets however their fair values are based on market observable inputs and have been classified as Level 2.

Separate accounts - represent assets segregated and invested on behalf of customers.  Investment risks associated with market value changes are borne by the customer.  Separate account assets comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access.  These net asset values are obtained daily from the fund managers.

Variable annuity minimum guarantee benefits — are embedded derivative liabilities reflecting the present value of expected future payments (benefits) less the present value of assessed fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market constant economic scenarios.  Since there is no observable active market for the transfer of these obligations, the fair value is determined using internally developed models, and incorporates significant non-observable inputs and assumptions related to policyholder behavior (including mortality, lapse, and annuity benefit election rates), risk margins and projections of separate account funds (including market returns and market volatilities), and also takes into consideration the Company’s own risk of non-performance. The Company regularly evaluates each of the key inputs and assumptions used in establishing these liabilities by considering how a hypothetical market participant would set assumptions at each valuation date.  Capital market assumptions are expected to change at each valuation date reflecting current observable market conditions.  Other assumptions may also change based on a hypothetical market participant’s view of actual experience as it emerges over time or other factors that impact the net liability.  As management believes that the most significant assumptions and inputs are non-observable, these embedded derivative liabilities have been classified as Level 3.  If the emergence of future experience differs from the assumptions used in estimating these liabilities, or assumptions change in the future, the resulting impact, which is recorded directly to earnings, could be material to the Company’s consolidated financial statements.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value, continued

Transfers

The Company’s policy is to illustrate transfers in or out of Level 3 at amortization cost and at the beginning of the period.  The 2011 transfers in and out of Level 3 can be attributed, in part, to investments shifting between investment grade and non-investment grade and the associated use of non-binding broker quotes.  In 2010, the significance of non-observable inputs such as the liquidity adjustment factor was reevaluated by management and these inputs were determined to no longer result in Level 3 classification for certain private corporate debt securities as the market observability of the key inputs highlighted above has improved.  Additionally, as a result of increased liquidity in the market and greater availability of market observable quoted prices from additional pricing sources, various state & local government, corporate-private and commercial mortgage-backed securities were reported in Level 2 in 2010 rather than Level 3 as in 2009.

There were no significant transfers between Level 1 and Level 2.

The balances of assets and liabilities measured at fair value, as of December 31, were as follows:

	December 31, 2011
(in millions)	Quoted Prices in Active Markets Level 1	Significant Observable Level 2	Significant Unobservable Level 3	Total Fair Value

Assets
US government & agencies	$30.7	$13.1	$—	$43.8
State & local government	—	440.0	—	440.0
Foreign government	—	37.4	—	37.4
Corporate - public	—	6,925.8	480.2	7,406.0
Corporate - private	—	1,931.8	70.9	2,002.7
Residential mortgage-backed	—	1,513.0	0.1	1,513.1
Commercial mortgage-backed	—	659.8	—	659.8
Other asset backed	—	217.1	3.2	220.3
Subtotal - fixed maturities	$30.7	$11,738.0	$554.4	$12,323.1
Equity securities	5.5	—	59.6	65.1
Short-term & other invested assets	—	0.1	33.3	33.4
Cash equivalents	33.7	—	—	33.7
Separate account assets	8,243.5	0.3	—	8,243.8
Total assets	$8,313.4	$11,738.4	$647.3	$20,699.1

Liabilities
Variable annuity guarantee benefits	$—	$—	$24.3	$24.3
Total liabilities	$—	$—	$24.3	$24.3

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value, continued

	December 31, 2010
(in millions)	Quoted Prices in Active Markets Level 1	Significant Observable Level 2	Significant Unobservable Level 3	Total Fair Value

Assets
US government & agencies	$28.3	$7.5	$—	$35.8
State & local government	—	369.4	—	369.4
Foreign government	—	36.9	—	36.9
Corporate - public	—	6,107.8	455.0	6,562.8
Corporate - private	—	1,771.9	68.2	1,840.1
Residential mortgage-backed	—	1,337.0	4.0	1,341.0
Commercial mortgage-backed	—	532.2	14.9	547.1
Other asset backed	—	173.6	4.6	178.2
Subtotal - fixed maturities	$28.3	$10,336.3	$546.7	$10,911.3
Equity securities	5.2	1.9	51.3	58.4
Short-term & other invested assets	—	2.4	26.3	28.7
Cash equivalents	134.5	14.5	—	149.0
Separate account assets	8,183.8	0.3	—	8,184.1
Total assets	$8,351.8	$10,355.4	$624.3	$19,331.5

Liabilities
Variable annuity guarantee benefits	$—	$—	$3.3	$3.3
Total liabilities	$—	$—	$3.3	$3.3

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value, continued

The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

(in millions)	Fixed Maturities	Equity Securities & Other	Variable Annuity Guarantee Benefits	Total

Balance at December 31, 2009	$2,937.7	$77.6	$(2.3)	$3,013.0
Gains (losses) included in net income	19.1	(1.4)	(1.0)	16.7
Gains included in other comprehensive income	1.2	0.4	—	1.6
Purchases, issuances, sales, settlements	(98.4)	4.0	—	(94.4)
Transfer into (out of) Level 3:
Transfers into Level 3	19.2	—	—	19.2
Transfers (out of) Level 3	(2,332.1)	(3.0)	—	(2,335.1)
Total transfers (out of) Level 3	(2,312.9)	(3.0)	—	(2,315.9)

Balance at December 31, 2010	$546.7	$77.6	$(3.3)	$621.0
Gains (losses) included in net income	4.3	1.5	(21.0)	(15.2)
Gains (losses) included in other comprehensive income	(3.5)	0.1	—	(3.4)
Purchases	105.2	17.3	—	122.5
Issuances	37.3	—	—	37.3
Sales	(102.9)	(3.6)	—	(106.5)
Settlements	(32.0)	—	—	(32.0)
Transfer into (out of) Level 3:
Transfers into Level 3	92.4	—	—	92.4
Transfers (out of) Level 3	(93.1)	—	—	(93.1)
Total transfers (out of) Level 3	(0.7)	—	—	(0.7)

Balance at December 31, 2011	$554.4	$92.9	$(24.3)	$623.0

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value, continued

The following two tables provide additional detail of the changes in fair value of Level 3 Fixed Maturities for the period ended December 31.

(in millions)	US government & agencies	State & local government	Foreign government	Corporate - public

Balance at December 31, 2009	$2.9	$196.7	$15.0	$503.3
Gains included in net income	—	—	—	9.1
Gains (losses) included in other comprehensive income	—	—	(0.1)	7.0
Purchases, issuances, sales, settlements	—	—	(5.0)	100.8
Transfer into (out of) Level 3:		—
Transfers into Level 3	—	—	—	15.5
Transfers (out of) Level 3	(2.9)	(196.7)	(9.9)	(180.7)
Total transfers (out of) Level 3	(2.9)	(196.7)	(9.9)	(165.2)

Balance at December 31, 2010	$—	$—	$—	$455.0
Gains included in net income	—	—	—	4.1
Gains included in other comprehensive income	—	—	—	2.5
Purchases	—	—	—	105.2
Issuances	—	—	—	26.8
Sales	—	—	—	(102.8)
Settlements	—	—	—	(18.8)
Transfer into (out of) Level 3:
Transfers into Level 3	—	—	—	76.7
Transfers (out of) Level 3	—	—	—	(68.5)
Total transfers into Level 3	—	—	—	8.2

Balance at December 31, 2011	$—	$—	$—	$480.2

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value, continued

(in millions)	Corporate - private	Residential mortgage- backed	Commercial mortgage- backed	Other asset backed

Balance at December 31, 2009	$1,750.3	$15.1	$354.3	$100.1
Gains included in net income	8.8	—	1.2	—
Gains (losses) included in other comprehensive income	(4.9)	—	(1.0)	0.2
Purchases, issuances, sales, settlements	(191.3)	4.0	(5.5)	(1.4)
Transfer into (out of) Level 3:
Transfers into Level 3	—	—	0.2	3.5
Transfers (out of) Level 3	(1,494.7)	(15.1)	(334.3)	(97.8)
Total transfers (out of) Level 3	(1,494.7)	(15.1)	(334.1)	(94.3)

Balance at December 31, 2010	$68.2	$4.0	$14.9	$4.6
Gains included in net income	0.2	—	—	—
(Losses) included in other comprehensive income	(5.9)	—	—	(0.1)
Purchases	—	—	—	—
Issuances	10.5	—	—	—
Sales	(0.1)	—	—	—
Settlements	(11.7)	—	(0.2)	(1.3)
Transfer into (out of) Level 3:
Transfers into Level 3	15.6	0.1	—	—
Transfers (out of) Level 3	(5.9)	(4.0)	(14.7)	—
Total transfers into (out of) Level 3	9.7	(3.9)	(14.7)	—

Balance at December 31, 2011	$70.9	$0.1	$—	$3.2

Realized gains (losses) are reported in the consolidated statement of operations, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet.  Annuity guarantee benefits are reported in Policy Benefits in the consolidated statement of operations.

Many but not all of the Company’s financial instruments are carried at fair value on the consolidated balance sheets.  Financial instruments that are not carried at fair value in the consolidated balance sheets are discussed below.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

The carrying value of policy loans approximates fair value.

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value, continued

The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year.  Fair values for other insurance reserves are not required to be disclosed.  However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time.  They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions.  Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company.  The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

	2011		2010
(in millions)	Carrying value	Fair value	Carrying value	Fair value

Mortgage loans	$1,620.0	$1,768.0	$1,537.8	$1,614.5
Policy loans	262.4	262.4	252.8	252.8
Funding agreements - refer to Note 8	1,047.1	1,194.1	902.2	954.1
Surplus notes and notes payable	275.0	288.9	275.0	267.2

16.  Subsequent Events

Management has evaluated the impact of all subsequent events through March 19, 2012, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

No dealer, salesman or any other person is authorized by the AUL American Unit Trust to give any  information  or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange  Commission,  Washington,  D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial  institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

AUL AMERICAN UNIT TRUST

Group Variable Annuity Contracts

Sold By

AMERICAN UNITED

LIFE INSURANCE COMPANY(R)

One American Square

Indianapolis, Indiana 46282

STATEMENT OF ADDITIONAL INFORMATION

Dated: May 1, 2012

Part C: Other Information

Item 24. Financial Statements and Exhibits

(a)  FINANCIAL STATEMENTS

1.   Included in Prospectus (Part A):

Condensed Financial Information(13)

2.   Included in Statement of Additional Information (Part B):

(a)  Financial Statements of OneAmerica Financial Partners, Inc.(R) (13)

Report of Independent Auditors

Consolidated Balance Sheets as of December 31, 2011 and 2010

Consolidated Statements of Operations for years ended December 31, 2011 and 2010

Consolidated Statements of Changes in Shareholder’s Equity and Comprehensive Income as of December 31, 2011, 2010, and 2009

Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009

Notes to Consolidated Financial Statements

(b)  Financial Statements of AUL American Unit Trust (13)

Registrant’s Annual Report for the year ended December 31, 2011 contains the following Financial Statements:

A Message From the President  & CEO of American United Life Insurance Company(R)

Report of Independent Registered Public Accounting Firm

Statements of Net Assets as of December 31, 2011

Statements of Operations as of December 31, 2011

Statements of Changes in Net Assets as of December 31, 2011 and 2010

Notes to Financial Statements

(b)  Exhibits

1.             Resolution of Executive Committee of American United Life Insurance Company(R) (“AUL”) establishing AUL American Unit Trust (1)

2.             Not applicable

3.             Underwriting Agreements

3.1           Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc. (6)

3.2           Form of Selling Agreement (8)

4.   Group Annuity Contract Forms:

4.1           TDA Voluntary Contract, Form P-12511 (1)

4.2           TDA Employer Sponsored Contract, Form P-12621 (1)

4.3           TDA Employer Sponsored Benefit Responsive Contract, Form P-12621BR (1)

4.4           TDA Custodial SPL Contract, Form P-12833 (1)

4.5           TDA Custodial Contract, Form P-12833 (1)(3)

4.6           TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)

4.7           TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)

4.8           IRA Non-Custodial Contract, Form P-12566 (1)

4.9           IRA Custodial Contract, Form P-12867 (1)(3)

4.10         DCP Contract, Form P-12518 (1)

4.11         IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)

4.12         IRA Guaranteed Benefit Group Variable Annuity, Form P-GB-K-IRAMFVA(NBR) (2)

4.13         TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)

4.14         Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)

4.15         Voluntary TDA Group Variable Annuity and Certificate, Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)

4.16         TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)- OMNI Patriot TDA Voluntary Contract & Certificates, Form TDA.GMDB.OM-K & C (4)

4.17         Employer-Sponsored TDA & Qualified Plan Guaranteed Benefit Contract & Certificates, OMNI AULONE Contract, Form GB10.OM-K & C (4)

4.18         Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (4)(6)

4.19         AUL American Series IRA Multiple Fund Individual Variable Annuity - Form Individual ORIRA (5)

4.20         Amendment to the IRA Group Annuity Contract - Form IRAEGTRRAKAM (5)

4.21         AUL American Series Roth IRA Multiple Fund Group Variable Annuity - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

4.22         AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

4.23         AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (5)

4.24         AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K (Unall) (7)

4.25         AUL Omni Employer Sponsored TDA - Form GBErTDA.OM-ChuK (8)

4.26         AUL Omni DCP MFVA - Form DCP.OM (8)

4.27         AUL Loan Administration Fee Addendum to Group Annuity Contract (9)

4.28         AUL Loan Administration Fee Amendment to Group Annuity Contract (9)

4.29         AUL Unallocated Variable Registered Group Annuity 403(b) and 401(a) Contract (9)

4.30         AUL Unallocated Variable Registered Group Annuity for HRAs, HSAs and OPEB Employee Benefit Plans (9)

4.31         Addendum to the Certificate Issued to the Participants in TDA Group Annuity Contracts (10)

4.32         Amendment to the TDA Group Annuity Contract(10)

4.33         Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account (SBR)(10)

4.34         Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GB10-K(SVA) (11)

4.35         Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GB10-C(SVA) (11)

4.36         Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GBERTDA-K(SVA)(11)

4.37         Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GBERTDA-C(SVA) (11)

4.38         Deferred Compensation Plan (DCP) Multiple-Fund Group Variable Annuity with Stable Value Account Form DCP-K(SVA) (11)

4.39         Guaranteed Benefit Unallocated Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account GBERTDA-uK(SVA)(12)

4.40         Deferred Compensation Plan (DCP) Unallocated Multiple-Fund Group Variable Annuity with Stable Value Account DCP-uK(SVA)(12)

4.41         AUL American Series Roth IRA Multiple-Fund Group Variable Annuity ROTHIRA.SP-K (12)

4.42         AUL American Series Roth IRA Multiple-Fund Group Variable Annuity Certificate ROTHIRA.SP-C (12)

1)  Re-filed with the Registrant’s Post-Effective Amendment No. 15 (File No. 33-31375) on April 30, 1998.

(2)  Filed with the Registrant’s Post-Effective Amendment No. 17 (File No.33-31375) on April 30, 1999.

(3)  Filed with the Registrant’s Post-Effective Amendment No. 18 (File No. 33-31375) on June 21, 1999.

(4)  Filed with the Registrant’s Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(5)  Filed with the Registrant’s Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(6)  Filed with the Registrant’s Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(7)  Filed with the Registrant’s Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(8)  Filed with the Registrant’s Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(9)  Filed with the Registrant’s Post-Effective Amendment No. 35 (File No. 33-31375) on May 2, 2008.

(10) Filed with the Registrant’s Post-Effective Amendment No. 36 (File No. 33-31375) on April 29, 2009.

(11) Filed with the Registrant’s Post-Effective Amendment No. 37 (File No. 33-31375) on April 19, 2010.

(12) Filed with the Registrant’s Post-Effective Amendment No. 38 (File No. 33-31375)on April 19, 2011.

(13) Filed with the Registrant’s Post-Effective Amendment No. 39 (File No. 33-1375) on April 20, 2012.

Item 24. FINANCIAL STATEMENTS AND EXHIBITS (CONTINUED)

5.             Application Forms and other forms:

5.1           AUL American Series Enrollment Form P-12464 (1)

5.2.          Employer Sponsored TDA Enrollment Form P-12477 (1)

5.3           AUL Select Annuity Enrollment Form P-14009 (1)

5.4           Application for No-Load IRA Contract, P-12503 (2)

5.5           AUL American Series Enrollment Form P-11464 G (4)

5.6           Employer-Sponsored Tax Deferred Annuity Enrollment Form P-12477 L (4)

6.            Certificate of Incorporation and By-Laws of the Depositor

6.1           Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

6.2           Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

6.3           Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R)(6)

6.4           Second Amended and Restated By-Laws of American United Life Insurance Company(R)(6)

7.   Not applicable

8.   Form of Participation Agreements:

8.1           Form of Participation Agreement with Alger American Fund (1)

8.2           Form of Participation Agreement with American Century (1)

8.2.1        Form of Participation Agreement with American Century Variable Portfolios, Inc.(3)

8.2.2        Form of Participation Agreement with American Century Variable Portfolios, Inc.(3)

8.2.3        Form of Participation Agreement and Amendments thereto with American Century Variable Portfolios, Inc. (3)(6)

8.3           Form of Participation Agreement with Calvert Variable Series (1)

8.4           Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

8.5           Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

8.6           Form of Participation Agreement with Janus Aspen Series (1)

8.7           Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (3)(6)

8.8           Form of Participation Agreement with Safeco Resource Series Trust(1)

8.9.          Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (3)

8.10         Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company(R) (3)

8.11         Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company(R) (3)

8.12         Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company(R) (3)

8.13         Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company(R) (5)

8.14         Form of Amendment No. 4 to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (5)

8.15         Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (5)(6)

8.16         Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company(R) (5)

8.17         Form of Participation Agreement between Pacific Investment Management Company LLC (PIMCO) and American United Life Insurance Company(R) (5)

8.18         Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company(R) (5)

8.19         Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company(R) (5)

8.20         Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company(R) (5)

8.21         Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company(R) (5)

8.22         Form of Assigment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC (5)

8.23         Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company(R) (5)

8.24         Form of Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company(R) (6)

8.25         Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company(R) (6)

8.26         Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company(R) (7)

8.27         Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company(R) (7)

8.28         Form of Shareholder Services Agreement between Alliance Global Investor Services, Inc. and American United Life Insurance Company(R) (8)

8.29         Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company(R) (8)

8.30         Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company(R) (8)

8.31         Form of First Amendment to the Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company(R) (8)

8.32         Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance Company(R) (8)

8.33         Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance Company(R) (8)

8.34         Form of Administrative Services Agreement between OppenheimerFunds Distributor, Inc. and American United Life Insurance Company(R) (8)

8.35         Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company(R) (8)

8.36         Form of Participation Agreement between Thornburg Investment Management, Inc. and American United Life Insurance Company(R) (8)

8.37         Form of Participation Agreement between American Funds and American United Life Insurance Company(R) (9)

8.38         Form of Broker Dealer Agreement between BlackRock Investments, Inc. and OneAmerica Securities, Inc.(10)

8.39         Form of Investor Distribution and Service Agreement between BlackRock Investments, Inc. and American United Life Insurance Company(R)(10)

8.40         Form of Service Agreement between BlackRock Advisors, LLC and American United Life Insurance Company (10)

8.41         Form of Shareholder Service Agreement for Institutional Class Shares between BlackRock Advisors, LLC and American United Life Insurance Company(R) (10)

8.42         Form of Selling/Service Agreement for CRM Mutual Fund Trust between PFPC Distributors, Inc. and American United Life Insurance Company(R) (10)

8.43         Form of Service Agreement between DWS Investments Service Company and American United Life Insurance Company(R)(10)

8.44         Form of Retail Fund Participation Agreement between Pax World Funds Series Trust 1, Alps Distributors, Inc. and American United Life Insurance Company(R) (10)

8.45         Form of Services Agreement between Prudential Investment Management Services LLC and American United Life Insurance Company(R) (11)

8.46         Form of Participation Agreement among Prudential Investments LLC, Prudential Investment Management Services LLC and American United Life Insurance Company(R)(11)

8.47         Form of Selling Group Agreement between Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., OneAmerica Securities, Inc. and American United Life Insurance Company(R) (11)

8.48         Form of Form of Selling and Shareholder Support Services Agreement between ALPS and American United Life Insurance Company & OneAmerica Securities, Inc. (12)

8.49         Form SERVICE AGREEMENT between Ridge Worth Funds, American United Life Insurance Company and OneAmerica Securities, Inc.(12)

8.50         Form OF SERVICE AGREEMENT BETWEEN PARNASSUS Investments and American United Life Insurance Company (12)

8.51         Form OF ADMINISTRATIVE SERVICES AGREEMENT BETWEEN American United Life Insurance Company and OneAmerica Securities, Inc. and Payden & Rygel Distributors (12)

8.52         Form of Form of SELLING GROUP AGREEMENT between MATRIX CAPITAL GROUP, INC., American United Life Insurance Company & OneAmerica Securities, Inc. (12)

8.53         Form of Participation Agreement between American United Life Insurance Company, Ariel Capital Management, Inc. and Ariel Distributors, Inc. (13)

8.54         Form of Administrative Services Agreement between Manning & Napier Fund, Inc. and American United Life Insurance Company (13)

8.55         Form of Servicing Agreement between Northern Funds and American United Life Insurance Company (13)

8.56         Form of Shareholder Services Agreement between American United Life Insurance Company, OneAmerica Securities, Inc., DFA investment Dimensions Group, Inc. and Dimensional Investment Group, Inc. (13)

8.57         Form of Consent to Assignment of Agreement between American United Life Insurance Company and FAF Advisors, Inc. U.S. Bancorp Fund Services, Quasar Distributors LLC and Nuveen Investments, LLC (13)

8.58         Form of Shareholder Services Agreement between American United Life Insurance Company, OneAmerica Securities, Inc. and Managers Distributors, Inc. (13)

8.59         Form of Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and American Untied Life Insurance Company (13)

8.60         Form of Services Agreement for Insurance Companies between Franklin Templeton Distributors, Inc., American United Life Insurance Company and Franklin Templeton Investor Services, LLC (13)

8.61         Form of Master Shareholder Services Agreement for the Franklin Templeton Funds (13)

8.62         Form of Administrative Services Agreement between Pax World Fund series Trust I and American United Life Insurance Company (13)

8.63         Form of Fund Participation Agreement between Timothy Plan, Timothy Partners, LTD and American United Life Insurance Company (13)

8.64         Form of Letter Agreement Between American United Life Insurance Company and Goldman Sachs Asset Management, L.P. (13)

9.   Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)

10.  Miscellaneous Consents

10.1 Consent of Independent Auditors (13)

10.2 Consent of Dechert Price & Rhoads (1)

10.3 Powers of Attorney (13)

10.4 Rule 483 Certified Resolution (13)

11.  Not applicable

12.  Not applicable

(1)           Re-filed with the Registrant’s Post-Effective Amendment No. 15 (File No. 33-31375) on May 26, 1998.

(2)           Filed with the Registrant’s Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3)           Filed with the Registrant’s Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(4)           Filed with the Registrant’s Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(5)           Filed with the Registrant’s Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(6)           Filed with the Registrant’s Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(7)           Filed with the Registrant’s Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(8)           Filed with the Registrant’s Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(9)           Filed with the Registrant’s Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(10)         Filed with the Registrant’s Post-Effective Amendment No. 36 (File No. 33-31375) on April 16, 2009.

(11)         Filed with the Registrant’s Post-Effective Amendment No. 37 (File No. 33-31375) on April 19, 2010.

(12)         Filed with the Registrant’s Post-Effective Amendment No. 38 (File No. 33-31375)on April 19, 2011.

(13)         Filed with the Registrant’s Post-Effective Amendment No. 39 (File No. 33-31375) on April 20, 2012.

Item 25. DIRECTORS AND OFFICERS OF AUL

Name and Address	Positions and Offices with AUL
J. Scott Davison*

Executive Vice President (02/11 to present); Chief Financial Officer (6/04 - 02/11); Senior Vice President, Strategic Planning and Corporate Development (7/02 -6/04); Director, AUL (7/02 - present); Vice President, Corporate Planning (1/00 - 7/02)

Jeffrey D. Holley*	Chief Financial Officer, (9/11 - present); Treasurer (9/11 - present); Director, AUL (10/11 - present)
John C. Mason*

Chief Investment Officer (3/12 - present); Vice President, Investments (8/11 - 3/12); Vice President Fixed Income Securities (2/10 - 3/12); Vice President, Marketable Bonds, (5/03 - 2/10); Director, AUL (2/12 - present)

Dayton H. Molendorp*

Chairman, AUL (2/2007 to Present); President and Chief Executive Officer, AUL (9/04 - present); Executive Vice President, AUL (2/03 - 9/04); Senior Vice President, Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present); Vice President, Marketing, Individual Division (6/92 - 9/98)

Mark C. Roller*

Senior Vice President, Human Resources & Corporate Support, (12/01 - present); Director, AUL (12/01 - present); Vice President Human Resources, (11/99 - 12/01); Vice President, Corporate Planning, (9/95 - 11/99)

G. David Sapp*	Senior Vice President, Investments (1/92 - 3/12); Director, AUL (12/00 - 3/12)
Thomas M. Zurek*	General Counsel & Secretary (8/02 - present); Director, AUL (8/02 - present)

*One American Square, Indianapolis, Indiana 46282

Item 26. Persons Controlled by or Under Common Control with Registrant

AMERICAN UNITED LIFE INSURANCE COMPANY (“AUL”) is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY (“AUMIHC”) is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the

Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

AUL REINSURANCE MANAGEMENT SERVICES, LLC (“RMS”) is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager.  Since divestiture of AUL’s reinsurance division, most remaining reinsurance and AUL Long Term Care Solutions, Inc. were transferred to GE Employers Reinsurance Corporation on July 1, 2002. AUL has a 100% equity interest in RMS.

MCCREADY AND KEENE, INC., (“McCready”) is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement. As a result of this transaction, AUL has acquired a 0% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. (“OAFP”) is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

ONEAMERICA FUNDS, INC. (the “Fund”) (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2011, there are 620 million authorized shares; currently, 612 million shares have been allocated and issued. AUL owns 0.00 percent of the Value portfolio, 0.00 percent of the Investment Grade Bond portfolio, 0.00 percent of the Asset Director portfolio, 68 percent of the Socially Responsive portfolio and 0.00 percent of the Money Market portfolio shares as of December 31, 2011. As a result of the transaction, the separate accounts of AUL have acquired a 99.84% equity interest in the Fund.

ONEAMERICA SECURITIES, INC. (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2010, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2011, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL. As a result of the transaction, AUL has acquired a 100% equity interest in that company.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC (“Pioneer”) is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002,

Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

R. E. MOULTON, INC. (“RE Moulton”) is a Massachusetts corporation which, until January 31, 2012, operated on AUL’s behalf as a managing general agent for stop-loss insurance policies issued to self-funded benefit plans. Effective October 1, 2003, OneAmerica purchased 100% of the outstanding stock of R.E. Moulton, Inc. for $27,400,000. As a result of this transaction, AUL has acquired a 0% equity interest in that company.

REGISTRANT, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536) and AUL AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

THE STATE LIFE INSURANCE COMPANY (“State Life”) is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

Item 27. NUMBER OF CONTRACTHOLDERS

As of March 31,, 2012 there were 2,509 qualified and non-qualified contracts offered by the Registrant.

Item 28. INDEMNIFICATION

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage. The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an “Indemnitee”) is or was:

(i)  a member of the Board of Directors of the Corporation,

(ii) an officer of the Corporation, or

(iii)while a director or officer of the Corporation, serving at the Corporation’s request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

Item 29. PRINCIPAL UNDERWRITERS

a.  Other Activity. In additional to Registrant, OneAmerica Securities, Inc. acts as the principal  underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929)and AUL American IndividualVariable Life Unit Trust (File No. 811-08311).

b.   Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:

Name and Address Business Address*	Positions and Offices Positions and Offices with OneAmerica Securities, Inc.
James Crampton	Tax Director
Richard M. Ellery	Secretary & Chief Counsel
Nicholas A. Filing	Director, Chairman of the Board, President &
Douglas W. Collins	Treasurer, Acting Financial Operations Principal & Director
Gregory A. Poston	Director
Anthony M. Smart	Vice President, Operations
Susan Uhl	Anti-Money Laundering Officer
Mark A. Wilkerson	Director
Jay B. Williams	Chief Compliance Officer

William F. Yoerger	Director
John W. Zeigler	Vice President, Insurance Agency Registrations

* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46282

(c)  Not applicable

Item 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.

Item 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

Item 32. UNDERTAKINGS

The registrant hereby undertakes:

(a)      to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)      to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

(a)      The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b)      The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 20th day of April, 2012.

AUL AMERICAN UNIT TRUST

(Registrant)

	By:	American United Life Insurance Company

By:
Name: Dayton H. Molendorp*
Title: Chairman, President & CEO

AMERICAN UNITED LIFE INSURANCE COMPANY(R)
(Depositor)

By:
Name: Dayton H. Molendorp*
Title: Chairman, President & CEO

* By:	/s/ Richard M. Ellery
Richard M. Ellery as Attorney-in-fact

Date: April 20, 2012

As required by the Securities Act of 1933, this post effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

J. Scott Davison*	Director	April 19, 2012

Jeffrey D. Holley*	Director	April 19, 2012

Dayton H. Molendorp*	Director	April 19, 2012

Mark C. Roller*	Director	April 19, 2012

John C. Mason*	Director	April 19, 2012

Thomas M. Zurek*	Director	April 19, 2012

/s/ Richard M. Ellery
*By: Richard M. Ellery Attorney-in-fact

April 20, 2012